UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2018

Date of reporting period: October 31, 2017

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.83%

EXCHANGE-TRADED FUNDS — 99.83%
iShares MSCI EAFE ETF[a]	41,580	$2,895,215

		2,895,215

TOTAL INVESTMENT COMPANIES
(Cost: $2,405,438)		2,895,215

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,b]	1,358	1,358

		1,358

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,358)		1,358

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $2,406,796)		2,896,573
Other Assets, Less Liabilities — 0.13%		3,652

NET ASSETS — 100.00%		$2,900,225

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	1,103	255[a]	—	1,358	$1,358	$—	$—	$4
iShares MSCI EAFE ETF	41,029	551	—	41,580	2,895,215	—	111,144	—

					$2,896,573	$—	$111,144	$4

[a]	Net of shares purchased and sold.

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

October 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
GBP	372,000	USD	492,718	MS	11/02/2017	$1,354
HKD	705,000	USD	90,364	MS	11/02/2017	5
ILS	19,000	USD	5,394	MS	11/02/2017	1
NOK	117,000	USD	14,300	MS	11/02/2017	24
SEK	334,000	USD	39,896	MS	11/02/2017	1
USD	285,100	AUD	368,000	MS	11/02/2017	3,451
USD	227,783	CHF	224,000	MS	11/02/2017	3,255
USD	78,498	DKK	498,000	MS	11/02/2017	542
USD	1,369,877	EUR	1,168,000	MS	11/02/2017	9,333
USD	249,733	GBP	186,000	MS	11/02/2017	2,697
USD	1,294,329	JPY	146,308,000	MS	11/02/2017	7,596
USD	14,728	NOK	117,000	MS	11/02/2017	404
USD	7,027	NZD	10,000	MS	11/02/2017	184
USD	41,139	SEK	334,000	MS	11/02/2017	1,242
USD	35,291	SGD	48,000	MS	11/02/2017	77
USD	148,338	AUD	193,000	MS	12/05/2017	675
USD	114,897	CHF	114,000	MS	12/05/2017	387
USD	39,074	DKK	249,000	MS	12/05/2017	25
USD	706,434	EUR	605,000	MS	12/05/2017	484
USD	89,922	HKD	701,000	MS	12/05/2017	29
USD	647,489	JPY	73,154,000	MS	12/05/2017	3,239
USD	14,384	NOK	117,000	MS	12/05/2017	49
USD	3,438	NZD	5,000	MS	12/05/2017	19
USD	40,089	SEK	334,000	MS	12/05/2017	121
USD	18,377	SGD	25,000	MS	12/05/2017	33

						35,227

AUD	368,000	USD	282,580	MS	11/02/2017	(932)
CHF	224,000	USD	225,013	MS	11/02/2017	(485)
DKK	498,000	USD	77,984	MS	11/02/2017	(29)
EUR	1,168,000	USD	1,361,099	MS	11/02/2017	(555)
HKD	701,000	USD	89,884	MS	11/02/2017	(28)
JPY	146,308,000	USD	1,290,381	MS	11/02/2017	(3,648)
NOK	117,000	USD	14,374	MS	11/02/2017	(50)
NZD	10,000	USD	6,866	MS	11/02/2017	(23)
SEK	334,000	USD	40,019	MS	11/02/2017	(123)
SGD	48,000	USD	35,255	MS	11/02/2017	(41)
USD	246,999	GBP	186,000	MS	11/02/2017	(37)
USD	180,200	HKD	1,406,000	MS	11/02/2017	(24)
USD	5,389	ILS	19,000	MS	11/02/2017	(7)
USD	14,300	NOK	117,000	MS	11/02/2017	(24)
USD	39,896	SEK	334,000	MS	11/02/2017	(1)
JPY	14,478,000	USD	127,508	MS	12/05/2017	(4)
USD	1,411	DKK	9,000	MS	12/05/2017	—
USD	253,909	GBP	192,000	MS	12/05/2017	(1,329)
USD	1,154	HKD	9,000	MS	12/05/2017	—
USD	5,399	ILS	19,000	MS	12/05/2017	(2)

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

October 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	612	NOK	5,000	MS	12/05/2017	$—
USD	684	NZD	1,000	MS	12/05/2017	—
USD	21,893	SEK	183,000	MS	12/05/2017	(5)

						(7,347)

				Net unrealized appreciation		$27,880

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,895,215	$—	$—	$2,895,215
Money market funds	1,358	—	—	1,358

Total	$2,896,573	$—	$—	$2,896,573

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$35,227	$—	$35,227
Liabilities:
Forward currency contracts	—	(7,347)	—	(7,347)

Total	$—	$27,880	$—	$27,880

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

3

Schedule of Investments (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

AIRLINES — 0.32%
Air China Ltd. Class H	12,012,000	$11,439,560

		11,439,560
AUTOMOBILES — 5.55%
Byd Co. Ltd. Class Ha	4,523,000	39,625,093
Geely Automobile Holdings Ltd.	31,665,000	98,017,092
Great Wall Motor Co. Ltd. Class H	20,429,500	25,740,468
Guangzhou Automobile Group Co. Ltd. Class H	14,588,000	36,274,604

		199,657,257
BANKS — 29.61%
Agricultural Bank of China Ltd. Class H	168,282,000	79,160,571
Bank of China Ltd. Class H	300,274,000	149,717,483
Bank of Communications Co. Ltd. Class H	51,337,200	38,691,422
China CITIC Bank Corp. Ltd. Class H	54,479,000	35,054,036
China Construction Bank Corp. Class H	358,722,320	320,016,835
China Everbright Bank Co. Ltd. Class H	21,351,000	10,070,968
China Merchants Bank Co. Ltd. Class H	24,942,438	95,111,068
China Minsheng Banking Corp. Ltd. Class H	35,005,000	33,875,228
Industrial & Commercial Bank of China Ltd. Class H	353,354,995	280,354,203
Postal Savings Bank of China Co. Ltd. Class Ha,b	38,612,000	23,310,328

		1,065,362,142
CAPITAL MARKETS — 4.97%
China Cinda Asset Management Co. Ltd. Class H	62,211,000	24,161,005
China Galaxy Securities Co. Ltd. Class H	24,327,500	21,203,696
China Huarong Asset Management Co. Ltd. Class Hb	39,550,000	18,604,489
CITIC Securities Co. Ltd. Class H	15,016,500	33,336,638
GF Securities Co. Ltd. Class H	10,181,400	21,689,209
Haitong Securities Co. Ltd. Class H	22,472,800	35,544,919
Huatai Securities Co. Ltd. Class Hb	11,330,400	24,456,399

		178,996,355
CONSTRUCTION & ENGINEERING — 2.15%
China Communications Construction Co. Ltd. Class H	29,182,000	35,421,767
China Railway Construction Corp. Ltd. Class H	12,441,000	15,611,447
China Railway Group Ltd. Class H	25,211,000	20,261,090
Metallurgical Corp. of China Ltd. Class H	18,883,000	6,244,474

		77,538,778
CONSTRUCTION MATERIALS — 0.93%
Anhui Conch Cement Co. Ltd. Class H	7,797,500	33,331,619

		33,331,619
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.71%
China Telecom Corp. Ltd. Class H	91,484,000	45,848,707
China Unicom Hong Kong Ltd.[c]	36,400,000	51,694,737

		97,543,444

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.52%
Huaneng Power International Inc. Class H	27,870,000	$18,647,158

		18,647,158
INDUSTRIAL CONGLOMERATES — 2.34%
CITIC Ltd.	32,346,000	47,346,935
Fosun International Ltd.[a]	14,840,500	36,788,340

		84,135,275
INSURANCE — 14.76%
China Life Insurance Co. Ltd. Class H	41,633,000	137,677,382
China Pacific Insurance Group Co. Ltd. Class H	17,010,000	83,831,231
New China Life Insurance Co. Ltd. Class H	5,256,300	32,844,296
People’s Insurance Co. Group of China Ltd. (The) Class H	55,924,000	26,593,612
PICC Property & Casualty Co. Ltd. Class H	29,565,700	58,587,214
Ping An Insurance Group Co. of China Ltd. Class H	21,826,500	191,637,218

		531,170,953
INTERNET SOFTWARE & SERVICES — 9.35%
Tencent Holdings Ltd.	7,502,200	336,367,192

		336,367,192
MACHINERY — 0.73%
CRRC Corp. Ltd. Class H	26,532,450	26,152,239

		26,152,239
OIL, GAS & CONSUMABLE FUELS — 11.09%
China Petroleum & Chemical Corp. Class H	158,424,600	116,354,298
China Shenhua Energy Co. Ltd. Class H	22,400,500	53,519,101
CNOOC Ltd.	102,497,000	139,521,410
PetroChina Co. Ltd. Class H	137,146,000	89,475,908

		398,870,717
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.19%
China Evergrande Group[a,c]	19,266,000	74,206,376
China Overseas Land & Investment Ltd.	25,274,000	81,959,573
China Resources Land Ltd.	17,633,333	52,548,770
China Vanke Co. Ltd. Class H	8,667,000	30,827,405
Country Garden Holdings Co. Ltd.	34,901,000	55,291,902

		294,834,026
WIRELESS TELECOMMUNICATION SERVICES — 6.65%
China Mobile Ltd.	23,835,500	239,369,303

		239,369,303

TOTAL COMMON STOCKS
(Cost: $3,363,308,138)		3,593,416,018

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

October 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.23%

MONEY MARKET FUNDS — 1.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[d,e,f]	42,402,427	$42,410,908
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[d,e]	2,041,211	2,041,211

		44,452,119

TOTAL SHORT-TERM INVESTMENTS (Cost: $44,449,265)		44,452,119

TOTAL INVESTMENTS IN SECURITIES — 101.10% (Cost: $3,407,757,403)		3,637,868,137
Other Assets, Less Liabilities — (1.10)%		(39,756,218)

NET ASSETS — 100.00%		$3,598,111,919

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	121,438,320	—	(79,035,893)[a]	42,402,427	$42,410,908	$430	$(5,498)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	920,999	1,120,212[a]	—	2,041,211	2,041,211	—	—	2,555

					$44,452,119	$430	$(5,498)	$2,555

[a]	Net of shares purchased and sold.

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

October 31, 2017

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
H-Shares Index	50	Nov 2017	$3,689	$13,994

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,593,416,018	$—	$—	$3,593,416,018
Money market funds	44,452,119	—	—	44,452,119

Total	$3,637,868,137	$—	$—	$3,637,868,137

Derivative financial instruments[a]:
Assets:
Futures contracts	$13,994	$—	$—	$13,994

Total	$13,994	$—	$—	$13,994

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

6

Schedule of Investments (Unaudited)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

October 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.01%

DOMESTIC EQUITY — 40.28%
iShares Core S&P 500 ETF[a]	1,061,652	$274,766,154
iShares Core S&P Mid-Cap ETF[a]	116,496	21,314,108
iShares Core S&P Small-Cap ETF[a]	128,714	9,635,530

		305,715,792
DOMESTIC FIXED INCOME — 16.97%
iShares Core Total USD Bond Market ETF[a]	2,523,297	128,839,545

		128,839,545
INTERNATIONAL EQUITY — 39.74%
iShares Core MSCI Emerging Markets ETF[a]	1,130,536	63,061,298
iShares Core MSCI International Developed Markets ETF[a]	4,152,319	238,592,250

		301,653,548
INTERNATIONAL FIXED INCOME — 3.02%
iShares Core International Aggregate Bond ETF[a,b]	438,231	22,923,863

		22,923,863

TOTAL INVESTMENT COMPANIES
(Cost: $695,923,739)		759,132,748

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.51%

MONEY MARKET FUNDS — 1.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[a,c,d]	10,599,351	$10,601,471
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,c]	839,774	839,774

		11,441,245

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,442,282)		11,441,245

TOTAL INVESTMENTS IN SECURITIES — 101.52%
(Cost: $707,366,021)		770,573,993
Other Assets, Less Liabilities — (1.52)%		(11,519,368)

NET ASSETS — 100.00%		$759,054,625

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	10,599,351[a]	—	10,599,351	$10,601,471	$(3,649)	$(1,037)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	885,546	—	(45,772)[a]	839,774	839,774	—	—	2,949
iShares Core International Aggregate Bond ETF	350,681	96,846	(9,296)	438,231	22,923,863	8,974	209,128	105,839
iShares Core MSCI Emerging Markets ETF	1,055,267	103,248	(27,979)	1,130,536	63,061,298	310,741	2,886,110	—
iShares Core MSCI Europe ETF	2,641,278	220,110	(2,861,388)	—	—	16,193,061	(11,657,483)	—
iShares Core MSCI International Developed Markets ETF	—	4,152,319	—	4,152,319	238,592,250	—	1,214,065	—
iShares Core MSCI Pacific ETF	1,527,210	127,270	(1,654,480)	—	—	13,137,056	(9,136,705)	—
iShares Core S&P 500 ETF	1,089,184	90,772	(118,304)	1,061,652	274,766,154	2,178,893	9,438,581	1,430,212
iShares Core S&P Mid-Cap ETF	124,582	10,384	(18,470)	116,496	21,314,108	218,062	750,423	80,799
iShares Core S&P Small-Cap ETF	136,032	11,330	(18,648)	128,714	9,635,530	104,419	466,854	31,472
iShares Core Total USD Bond Market ETF	1,215,789	1,339,743	(32,235)	2,523,297	128,839,545	32,304	(42,675)	438,536
iShares U.S. Credit Bond ETF	158,834	13,244	(172,078)	—	—	(13,470)	(12,010)	137,858
iShares U.S. Treasury Bond ETF	940,604	78,386	(1,018,990)	—	—	(374,895)	264,788	99,015

					$770,573,993	$31,791,496	$(5,619,960)	$2,326,680

[a]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

October 31, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$759,132,748	$—	$—	$759,132,748
Money market funds	11,441,245	—	—	11,441,245

Total	$770,573,993	$—	$—	$770,573,993

9

Schedule of Investments (Unaudited)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

October 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 15.10%
iShares Core S&P 500 ETF[a]	244,791	$63,354,359
iShares Core S&P Mid-Cap ETF[a]	26,860	4,914,306
iShares Core S&P Small-Cap ETF[a,b]	29,704	2,223,641

		70,492,306

DOMESTIC FIXED INCOME — 59.40%
iShares Core Total USD Bond Market ETF[a]	5,430,236	277,267,850

		277,267,850

INTERNATIONAL EQUITY — 14.90%
iShares Core MSCI Emerging Markets ETF[a]	260,668	14,540,061
iShares Core MSCI International Developed Markets ETF[a]	957,424	55,013,583

		69,553,644

INTERNATIONAL FIXED INCOME — 10.57%
iShares Core International Aggregate Bond ETF[a]	943,090	49,333,038

		49,333,038

TOTAL INVESTMENT COMPANIES (Cost: $451,579,917)		466,646,838

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[a,c,d]	2,695,910	2,696,449
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,c]	493,055	493,055

		3,189,504

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,189,768)		3,189,504

TOTAL INVESTMENTS IN SECURITIES — 100.65% (Cost: $454,769,685)		469,836,342
Other Assets, Less Liabilities — (0.65)%		(3,040,256)

NET ASSETS — 100.00%		$466,796,086

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,695,910[a]	—	2,695,910	$2,696,449	$(1,591)	$(264)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	453,300	39,755[a]	—	493,055	493,055	—	—	1,355
iShares Core International Aggregate Bond ETF	762,838	190,074	(9,822)	943,090	49,333,038	7,585	473,538	235,005
iShares Core MSCI Emerging Markets ETF	245,911	41,145	(26,388)	260,668	14,540,061	62,578	734,990	—
iShares Core MSCI Europe ETF	615,547	103,038	(718,585)	—	—	3,879,311	(2,734,993)	—
iShares Core MSCI International Developed Markets ETF	—	957,424	—	957,424	55,013,583	—	280,990	—
iShares Core MSCI Pacific ETF	355,887	59,553	(415,440)	—	—	3,136,831	(2,122,132)	—
iShares Core S&P 500 ETF	253,811	42,471	(51,491)	244,791	63,354,359	673,581	2,260,409	360,828
iShares Core S&P Mid-Cap ETF	29,046	4,875	(7,061)	26,860	4,914,306	66,992	185,379	20,401
iShares Core S&P Small-Cap ETF	31,696	5,304	(7,296)	29,704	2,223,641	31,914	116,301	7,939
iShares Core Total USD Bond Market ETF	2,644,527	2,819,759	(34,050)	5,430,236	277,267,850	26,332	(85,809)	987,684
iShares U.S. Credit Bond ETF	345,395	57,798	(403,193)	—	—	(410,882)	349,583	310,486
iShares U.S. Treasury Bond ETF	2,045,909	342,459	(2,388,368)	—	—	(1,216,550)	929,742	222,981

					$469,836,342	$6,256,101	$387,735	$2,146,679

[a]	Net of shares purchased and sold.

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$466,646,838	$—	$—	$466,646,838
Money market funds	3,189,504	—	—	3,189,504

Total	$469,836,342	$—	$—	$469,836,342

12

Schedule of Investments (Unaudited)

iSHARES® CORE GROWTH ALLOCATION ETF

October 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.99%

DOMESTIC EQUITY — 30.20%
iShares Core S&P 500 ETF[a]	1,188,638	$307,631,401
iShares Core S&P Mid-Cap ETF[a]	130,430	23,863,473
iShares Core S&P Small-Cap ETF[a,b]	144,109	10,787,999

		342,282,873
DOMESTIC FIXED INCOME — 33.95%
iShares Core Total USD Bond Market ETF[a]	7,533,635	384,667,403

		384,667,403
INTERNATIONAL EQUITY — 29.80%
iShares Core MSCI Emerging Markets ETF[a]	1,265,731	70,602,475
iShares Core MSCI International Developed Markets ETF[a]	4,648,986	267,130,736

		337,733,211
INTERNATIONAL FIXED INCOME — 6.04%
iShares Core International Aggregate Bond ETF[a,b]	1,308,395	68,442,142

		68,442,142

TOTAL INVESTMENT COMPANIES
(Cost: $1,063,131,394)		1,133,125,629

SHORT-TERM INVESTMENTS — 1.22%

MONEY MARKET FUNDS — 1.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[a,c,d]	12,421,617	12,424,102
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,c]	1,377,343	1,377,343

		13,801,445

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,802,448)		13,801,445

TOTAL INVESTMENTS IN SECURITIES — 101.21%
(Cost: $1,076,933,842)		1,146,927,074
Other Assets, Less Liabilities — (1.21)%		(13,706,844)

NET ASSETS — 100.00%		$1,133,220,230

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE GROWTH ALLOCATION ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	456,540	11,965,077[a]	—	12,421,617	$12,424,102	$(76)	$(1,012)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,337,663	39,680[a]	—	1,377,343	1,377,343	—	—	5,178
iShares Core International Aggregate Bond ETF	1,073,999	243,596	(9,200)	1,308,395	68,442,142	8,292	655,916	326,335
iShares Core MSCI Emerging Markets ETF	1,211,854	96,015	(42,138)	1,265,731	70,602,475	139,924	3,596,396	—
iShares Core MSCI Europe ETF	3,033,132	240,315	(3,273,447)	—	—	18,676,890	(13,405,377)	—
iShares Core MSCI International Developed Markets ETF	—	4,648,986	—	4,648,986	267,130,736	—	1,369,934	—
iShares Core MSCI Pacific ETF	1,753,753	138,935	(1,892,688)	—	—	15,050,091	(10,370,763)	—
iShares Core S&P 500 ETF	1,250,731	99,086	(161,179)	1,188,638	307,631,401	1,811,478	11,734,813	1,678,046
iShares Core S&P Mid-Cap ETF	143,036	11,322	(23,928)	130,430	23,863,473	205,531	929,012	94,780
iShares Core S&P Small-Cap ETF	156,160	12,358	(24,409)	144,109	10,787,999	98,830	569,641	36,913
iShares Core Total USD Bond Market ETF	3,723,207	3,842,320	(31,892)	7,533,635	384,667,403	34,762	(65,057)	1,355,534
iShares U.S. Credit Bond ETF	486,279	38,517	(524,796)	—	—	180,143	(252,901)	426,027
iShares U.S. Treasury Bond ETF	2,880,392	228,216	(3,108,608)	—	—	(1,169,986)	825,692	306,047

					$1,146,927,074	$35,035,879	$(4,413,706)	$4,228,860

[a]	Net of shares purchased and sold.

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE GROWTH ALLOCATION ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$1,133,125,629	$—	$—	$1,133,125,629
Money market funds	13,801,445	—	—	13,801,445

Total	$1,146,927,074	$—	$—	$1,146,927,074

15

Schedule of Investments (Unaudited)

iSHARES® CORE MODERATE ALLOCATION ETF

October 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 20.13%
iShares Core S&P 500 ETF[a]	575,963	$149,064,984
iShares Core S&P Mid-Cap ETF[a]	63,201	11,563,255
iShares Core S&P Small-Cap ETF[a,b]	69,787	5,224,255

		165,852,494
DOMESTIC FIXED INCOME — 50.91%
iShares Core Total USD Bond Market ETF[a]	8,213,574	419,385,088

		419,385,088
INTERNATIONAL EQUITY — 19.87%
iShares Core MSCI Emerging Markets ETF[a]	613,319	34,210,934
iShares Core MSCI International Developed Markets ETF[a]	2,252,700	129,440,142

		163,651,076
INTERNATIONAL FIXED INCOME — 9.06%
iShares Core International Aggregate Bond ETF[a,b]	1,426,483	74,619,326

		74,619,326

TOTAL INVESTMENT COMPANIES (Cost: $789,682,177)		823,507,984

SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares 1.31%[a,c,d]	6,318,184	6,319,447
BlackRock Cash Funds: Treasury, SL Agency Shares 1.00%[a,c]	1,566,997	1,566,997

		7,886,444

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,886,531)		7,886,444

TOTAL INVESTMENTS IN SECURITIES — 100.93% (Cost: $797,568,708)		831,394,428
Other Assets, Less Liabilities — (0.93)%		(7,686,247)

NET ASSETS — 100.00%		$823,708,181

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MODERATE ALLOCATION ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	9,822,016	—	(3,503,832)[a]	6,318,184	$6,319,447	$(615)	$(87)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,429,015	137,982[a]	—	1,566,997	1,566,997	—	—	6,057
iShares Core International Aggregate Bond ETF	1,188,838	276,970	(39,325)	1,426,483	74,619,326	35,914	695,609	358,810
iShares Core MSCI Emerging Markets ETF	596,198	77,367	(60,246)	613,319	34,210,934	241,155	1,595,460	—
iShares Core MSCI Europe ETF	1,492,224	193,647	(1,685,871)	—	—	9,360,165	(6,736,400)	—
iShares Core MSCI International Developed Markets ETF	—	2,252,700	—	2,252,700	129,440,142	—	660,470	—
iShares Core MSCI Pacific ETF	862,782	111,945	(974,727)	—	—	7,495,274	(5,162,960)	—
iShares Core S&P 500 ETF	615,356	79,866	(119,259)	575,963	149,064,984	1,775,812	4,983,718	836,313
iShares Core S&P Mid-Cap ETF	70,374	9,129	(16,302)	63,201	11,563,255	182,187	389,852	47,238
iShares Core S&P Small-Cap ETF	76,876	9,996	(17,085)	69,787	5,224,255	87,207	249,181	18,411
iShares Core Total USD Bond Market ETF	4,121,363	4,228,542	(136,331)	8,213,574	419,385,088	133,580	(213,781)	1,497,831
iShares U.S. Credit Bond ETF	538,327	69,870	(608,197)	—	—	(34,185)	(57,286)	470,829
iShares U.S. Treasury Bond ETF	3,188,424	413,763	(3,602,187)	—	—	(1,408,810)	1,000,238	338,151

					$831,394,428	$17,867,684	$(2,595,986)	$3,573,640

[a]	Net of shares purchased and sold.

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MODERATE ALLOCATION ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$823,507,984	$—	$—	$823,507,984
Money market funds	7,886,444	—	—	7,886,444

Total	$831,394,428	$—	$—	$831,394,428

18

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.89%

AUSTRALIA — 6.69%
A.C.N. 004 410 833 Ltd.[a,b,c]	3,868,598	$30
Abacus Property Group	1,066,176	3,106,464
Adelaide Brighton Ltd.	1,072,103	5,104,837
AGL Energy Ltd.	1,578,191	30,578,671
Ainsworth Game Technology Ltd.	625,447	1,093,400
ALS Ltd.	1,185,492	7,117,282
Altium Ltd.	339,725	3,120,600
Alumina Ltd.	5,531,177	9,924,011
Amcor Ltd./Australia	2,646,562	32,143,344
AMP Ltd.	6,733,442	25,659,449
Ansell Ltd.	347,576	6,396,094
APA Group	2,576,175	16,908,416
APN Outdoor Group Ltd.	446,178	1,597,640
ARB Corp. Ltd.	202,646	2,829,448
Ardent Leisure Group[a]	1,155,390	1,661,054
Aristocrat Leisure Ltd.	1,259,803	22,748,217
Asaleo Care Ltd.	1,115,648	1,266,026
ASX Ltd.	435,603	18,029,245
Aurizon Holdings Ltd.	4,620,281	18,350,671
AusNet Services	4,545,545	6,168,975
Australia & New Zealand Banking Group Ltd.	6,722,024	154,211,036
Australian Agricultural Co. Ltd.[a,b]	1,306,708	1,472,820
Australian Pharmaceutical Industries Ltd.	1,259,017	1,452,854
Automotive Holdings Group Ltd.[a]	718,901	1,785,944
Aveo Group	1,232,625	2,391,142
Bank of Queensland Ltd.	872,790	8,940,669
Bapcor Ltd.	730,226	3,045,860
Beach Energy Ltd.	6,032,192	4,509,554
Bega Cheese Ltd.[a]	428,632	2,415,604
Bellamy’s Australia Ltd.[b]	263,236	2,430,108
Bendigo & Adelaide Bank Ltd.	1,099,366	9,592,645
BHP Billiton Ltd.	7,346,084	149,489,474
Blackmores Ltd.[a]	34,307	4,201,418
BlueScope Steel Ltd.	1,331,276	13,106,506
Boral Ltd.	2,669,451	14,634,632
Brambles Ltd.	3,664,534	26,580,534
BT Investment Management Ltd.	460,788	3,808,673
BWP Trust	1,429,092	3,385,887
Cabcharge Australia Ltd.	609,553	775,842
Caltex Australia Ltd.	612,862	16,099,184
carsales.com Ltd.	549,922	5,780,859
Challenger Ltd./Australia	1,314,487	13,404,843
Charter Hall Group	1,067,984	4,749,485
Charter Hall Retail REIT	798,931	2,487,076
CIMIC Group Ltd.	231,654	8,587,961
Cleanaway Waste Management Ltd.	4,179,795	4,807,287
Coca-Cola Amatil Ltd.	1,319,749	8,247,128
Cochlear Ltd.	135,844	18,323,544
Commonwealth Bank of Australia	3,969,841	236,296,073
Computershare Ltd.	1,087,699	12,993,615
Corporate Travel Management Ltd.[a]	189,611	3,495,037
Cromwell Property Group	3,716,597	2,849,701
Crown Resorts Ltd.	874,423	7,784,085
CSL Ltd.	1,045,744	111,397,443
CSR Ltd.	1,271,217	4,620,105

Security	Shares	Value
Dexus	2,286,815	$17,130,869
Domino’s Pizza Enterprises Ltd.[a]	152,932	5,463,172
Downer EDI Ltd.	1,342,293	7,194,130
DuluxGroup Ltd.	947,349	5,353,420
Energy World Corp. Ltd.[a,b]	1,329,449	305,807
Evolution Mining Ltd.	2,978,072	5,388,911
Fairfax Media Ltd.	5,865,145	4,946,810
FlexiGroup Ltd./Australia	1,143,070	1,288,380
Flight Centre Travel Group Ltd.[a]	128,315	4,604,443
Fortescue Metals Group Ltd.	3,638,925	12,946,277
G8 Education Ltd.	1,155,377	4,039,637
Galaxy Resources Ltd.[a,b]	1,083,518	2,866,217
Genworth Mortgage Insurance Australia Ltd.	632,145	1,376,540
Goodman Group	4,124,369	26,437,330
GPT Group (The)	3,990,432	15,573,689
GrainCorp Ltd. Class A	555,279	3,618,962
Greencross Ltd.	350,276	1,426,129
GUD Holdings Ltd.	272,865	2,498,078
GWA Group Ltd.	681,667	1,327,577
Harvey Norman Holdings Ltd.	1,378,120	3,994,226
Healthscope Ltd.	4,016,931	6,036,765
HT&E Ltd.	787,787	1,048,002
Iluka Resources Ltd.	978,141	7,042,403
Incitec Pivot Ltd.	3,968,132	11,622,600
Independence Group NLa	1,293,078	3,975,785
Insurance Australia Group Ltd.	5,466,901	27,497,857
Investa Office Fund	1,326,198	4,555,543
Invocare Ltd.	303,246	3,945,761
IOOF Holdings Ltd.	644,414	5,316,564
IPH Ltd.	406,729	1,824,378
Iress Ltd.	382,515	3,446,197
Jacana Minerals Ltd.[b,c]	6,357	—
James Hardie Industries PLC	1,000,652	15,260,602
Japara Healthcare Ltd.[a]	961,068	1,488,536
JB Hi-Fi Ltd.	283,809	4,983,282
Karoon Gas Australia Ltd.[a,b]	720,455	662,891
LendLease Group	1,252,645	15,569,147
Link Administration Holdings Ltd.	1,079,194	6,810,095
Macquarie Atlas Roads Group	1,570,609	7,177,416
Macquarie Group Ltd.	738,254	55,671,635
Magellan Financial Group Ltd.	308,067	5,732,826
Mantra Group Ltd.	866,612	2,591,452
Mayne Pharma Group Ltd.[a,b]	3,791,517	1,991,395
McMillan Shakespeare Ltd.	215,098	2,597,591
Medibank Pvt Ltd.	6,333,616	14,908,842
Metcash Ltd.	2,445,564	5,044,117
Mineral Resources Ltd.	399,296	5,327,188
Mirvac Group	8,209,609	15,170,270
Monadelphous Group Ltd.	236,042	3,071,319
Myer Holdings Ltd.	2,930,257	1,718,783
National Australia Bank Ltd.	6,173,469	154,596,358
Navitas Ltd.	607,997	2,223,687
Newcrest Mining Ltd.	1,764,406	30,317,556
NEXTDC Ltd.[a,b]	832,395	3,293,313
Nine Entertainment Co. Holdings Ltd.	2,004,655	2,305,604
Northern Star Resources Ltd.	1,388,771	5,558,466
Nufarm Ltd./Australia	575,951	3,882,961
Oil Search Ltd.	3,327,291	18,827,860
oOh!media Ltd.	559,227	1,878,088
Orica Ltd.	875,637	14,012,007
Origin Energy Ltd.[b]	4,094,260	24,925,836
Orocobre Ltd.[a,b]	586,129	2,175,166
Orora Ltd.	2,833,499	7,386,791
OZ Minerals Ltd.	802,213	4,951,530

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Pact Group Holdings Ltd.	545,182	$2,424,506
Perpetual Ltd.	120,545	4,480,904
Pilbara Minerals Ltd.[a,b]	4,099,853	2,546,286
Platinum Asset Management Ltd.	653,687	3,658,866
Premier Investments Ltd.	266,169	2,702,087
Primary Health Care Ltd.	1,231,402	3,229,087
Qantas Airways Ltd.	1,326,711	6,256,123
QBE Insurance Group Ltd.	3,158,961	25,868,385
Qube Holdings Ltd.	2,467,115	4,861,568
Ramsay Health Care Ltd.	327,370	16,795,143
REA Group Ltd.	131,412	7,282,944
Regis Resources Ltd.	1,274,473	3,801,317
Reliance Worldwide Corp. Ltd.	1,151,139	3,292,232
Resolute Mining Ltd.	2,046,643	1,616,341
Retail Food Group Ltd.[a]	433,975	1,464,102
Rio Tinto Ltd.[a]	967,151	51,501,555
Sandfire Resources NL	475,770	2,093,933
Santos Ltd.[b]	4,599,766	15,870,918
Saracen Mineral Holdings Ltd.[a,b]	2,546,315	2,840,723
Scentre Group	12,210,692	37,637,445
Seek Ltd.	790,088	11,128,546
Seven West Media Ltd.	2,499,048	1,293,398
Shopping Centres Australasia Property Group	2,020,406	3,640,494
Sigma Healthcare Ltd.	3,176,445	1,838,832
Sims Metal Management Ltd.	405,777	4,113,132
Sonic Healthcare Ltd.	889,758	14,851,972
South32 Ltd.	12,363,916	31,947,711
Southern Cross Media Group Ltd.	2,370,760	2,035,914
Spark Infrastructure Group	3,916,263	7,627,099
St. Barbara Ltd.	1,386,248	3,082,427
Star Entertainment Grp Ltd. (The)	1,777,000	7,834,460
Steadfast Group Ltd.	2,084,617	4,283,659
Stockland	5,411,062	18,753,173
Suncorp Group Ltd.	2,954,880	30,767,586
Super Retail Group Ltd.	362,845	2,161,703
Sydney Airport	2,550,257	13,902,963
Syrah Resources Ltd.[a,b]	814,352	2,104,243
Tabcorp Holdings Ltd.	1,843,310	6,345,977
Tatts Group Ltd.	3,335,695	10,665,377
Technology One Ltd.	801,416	3,097,008
Telstra Corp. Ltd.	9,601,271	26,060,683
Tox Free Solutions Ltd.	853,176	1,602,723
TPG Telecom Ltd.	893,440	3,699,244
Transurban Group	4,730,449	43,996,383
Treasury Wine Estates Ltd.	1,691,219	20,294,016
Vicinity Centres	7,638,647	15,520,872
Virtus Health Ltd.	475,037	1,996,006
Vocus Group Ltd.	1,466,117	3,237,538
Webjet Ltd.	277,755	2,449,140
Wesfarmers Ltd.	2,669,167	85,547,207
Western Areas Ltd.[a]	957,742	2,048,833
Westfield Corp.	4,510,736	26,873,376
Westpac Banking Corp.	7,716,767	195,196,268
Whitehaven Coal Ltd.[b]	1,384,229	3,958,864
Woodside Petroleum Ltd.	1,794,344	42,278,744
Woolworths Ltd.	2,942,648	58,392,409
WorleyParsons Ltd.[b]	565,239	6,071,892

		2,651,087,908

Security	Shares	Value
AUSTRIA — 0.35%
Andritz AG	168,831	$9,546,831
BUWOG AG	268,182	7,735,485
CA Immobilien Anlagen AG	189,534	5,409,542
DO & CO AGa	19,923	1,056,603
Erste Group Bank AG	691,791	29,729,720
EVN AG	73,711	1,163,533
IMMOFINANZ AGa	1,732,847	4,382,554
Lenzing AG	32,127	4,348,941
Oesterreichische Post AG	74,943	3,331,553
OMV AG	359,582	21,606,605
Raiffeisen Bank International AGb	363,722	12,673,403
S IMMO AG	147,268	2,594,843
Schoeller-Bleckmann Oilfield Equipment AGb	41,054	3,832,764
Semperit AG Holding[a]	32,131	939,518
Telekom Austria AG	410,223	3,847,964
UNIQA Insurance Group AG	294,283	3,018,917
Vienna Insurance Group AG Wiener Versicherung Gruppe	98,062	2,874,782
Voestalpine AG	250,928	13,807,667
Wienerberger AG	272,589	7,005,209
Zumtobel Group AG	74,558	1,277,222

		140,183,656
BELGIUM — 1.28%
Ablynx NVa,b	183,640	3,764,123
Ackermans & van Haaren NV	53,696	9,198,441
Aedifica SA	50,864	4,846,978
Ageas	427,315	20,730,905
AGFA-Gevaert NVb	536,244	2,521,903
Anheuser-Busch InBev SA/NV	1,740,024	212,940,638
Barco NV	31,427	3,218,463
Befimmo SA	56,589	3,516,352
Bekaert SA	82,572	3,905,886
bpost SA	212,319	5,989,362
Cie. d’Entreprises CFE	17,422	2,548,132
Cofinimmo SA	43,024	5,460,662
Colruyt SA	144,131	7,372,726
D’ieteren SA/NV	58,097	2,657,459
Econocom Group SA/NV	357,590	2,752,724
Elia System Operator SA/NV	76,570	4,442,171
Euronav NV	377,921	3,132,003
EVS Broadcast Equipment SA	52,207	1,964,439
Fagron[b]	127,934	1,659,524
Galapagos NVb	102,404	9,936,125
Gimv NV	61,224	3,692,386
Groupe Bruxelles Lambert SA	172,195	18,491,174
Ion Beam Applications[a]	55,842	1,710,897
KBC Ancora	86,104	5,135,711
KBC Group NV	571,393	47,467,090
Kinepolis Group NV	44,346	2,996,330
Melexis NV	50,645	5,074,494
Nyrstar NVa,b	286,314	2,286,427
Ontex Group NV	190,106	6,687,105
Orange Belgium SA	102,066	2,364,362
Proximus SADP	330,598	10,980,059
Sofina SA	39,614	5,957,749
Solvay SA	164,797	24,487,081
Telenet Group Holding NVb	117,571	8,132,942
Tessenderlo Group SAb	78,287	3,757,458
UCB SA	286,793	20,877,877
Umicore SA	430,212	19,230,101

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Warehouses De Pauw CVA	39,061	$4,224,146

		506,112,405
DENMARK — 1.85%
ALK-Abello A/Sa	15,420	2,412,845
Alm Brand A/S	252,907	2,613,166
Ambu A/S Class Ba	70,942	6,541,555
AP Moller — Maersk A/S Class A	9,478	17,568,339
AP Moller — Maersk A/S Class B	13,861	26,625,723
Bang & Olufsen A/Sb	95,160	2,204,847
Bavarian Nordic A/Sb	82,430	3,342,315
Carlsberg A/S Class B	227,339	25,963,398
Chr Hansen Holding A/S	217,296	19,016,292
Coloplast A/S Class B	271,560	23,892,654
D/S Norden A/Sa,b	80,295	1,670,613
Danske Bank A/S	1,773,181	67,650,481
Dfds A/S	75,237	4,363,972
DSV A/S	434,074	33,570,129
FLSmidth & Co. A/S	86,691	5,944,433
Genmab A/Sb	132,929	26,845,515
GN Store Nord A/S	331,964	10,981,275
H Lundbeck A/S	160,464	9,535,997
ISS A/S	368,940	15,617,975
Jyske Bank A/S Registered	161,576	9,131,589
Matas A/S	129,786	1,452,768
Nets A/Sb,d	280,381	7,159,205
Nilfisk Holding A/Sb	67,966	3,266,573
NKT A/Sb	65,477	2,805,601
NNIT A/Sd	37,342	1,063,975
Novo Nordisk A/S Class B	4,280,770	212,979,633
Novozymes A/S Class B	528,113	29,168,744
Orsted A/Sd	436,473	24,462,605
Pandora A/S	256,265	24,191,840
Per Aarsleff Holding A/S	65,127	1,804,665
Rockwool International A/S Class B	18,960	5,149,915
Royal Unibrew A/S	106,820	6,150,729
Scandinavian Tobacco Group A/Sd	126,906	2,145,696
Schouw & Co. AB	31,915	3,320,107
SimCorp A/S	97,545	5,958,742
Solar A/S Class B	16,618	1,067,958
Spar Nord Bank A/S	259,724	3,303,678
Sydbank A/S	163,612	6,383,009
TDC A/S	1,664,731	9,843,586
Topdanmark A/Sb	153,705	6,318,951
TORM PLC	79,938	769,645
Tryg A/S	254,815	6,067,594
Vestas Wind Systems A/S	508,989	44,901,888
William Demant Holding A/Sb	273,619	7,894,668

		733,124,888
FINLAND — 1.03%
Amer Sports OYJ	273,079	6,798,296
Cargotec OYJ Class B	89,697	5,297,770
Caverion OYJ[a,b]	247,410	1,873,432
Citycon OYJ	970,270	2,369,142
Cramo OYJ	108,554	2,410,327
DNA OYJ	158,427	2,731,481
Elisa OYJ	314,046	12,654,678
Fortum OYJ	1,006,029	21,365,075

Security	Shares	Value
Huhtamaki OYJ	211,391	$9,008,188
Kemira OYJ	271,184	3,822,581
Kesko OYJ Class B	143,430	7,326,842
Kone OYJ Class B	768,992	41,629,553
Konecranes OYJ	152,663	7,035,538
Metsa Board OYJ	512,057	3,799,837
Metso OYJ	255,997	9,307,561
Neste OYJ	305,885	17,043,776
Nokia OYJ	13,445,062	66,034,466
Nokian Renkaat OYJ	260,634	11,953,738
Oriola Corp. Class B	350,617	1,315,213
Orion OYJ Class B	237,567	9,741,729
Outokumpu OYJ	734,743	6,950,223
Outotec OYJ[a,b]	369,002	2,938,154
Ramirent OYJ	232,882	2,143,237
Sampo OYJ Class A	1,018,792	53,384,138
Sanoma OYJ	198,060	2,351,139
Stora Enso OYJ Class R	1,249,309	19,545,786
Technopolis OYJ	533,615	2,405,726
Tieto OYJ	136,404	4,180,760
UPM-Kymmene OYJ	1,213,402	36,469,656
Uponor OYJ	159,998	3,222,677
Valmet OYJ	303,683	5,890,362
Wartsila OYJ Abp	341,153	21,977,667
YIT OYJ[a]	342,691	2,604,897

		407,583,645
FRANCE — 9.66%
AB Science SAa,b	95,484	992,208
ABC Arbitrage	230,427	1,661,618
Accor SA	420,256	20,971,039
Aeroports de Paris	76,648	12,911,490
Air France-KLM[b]	386,524	6,056,281
Air Liquide SA	971,602	123,713,136
Airbus SE	1,333,828	136,349,708
Albioma SA	132,006	3,146,347
Alstom SA	322,567	13,054,403
Alten SA	71,463	6,256,299
Altran Technologies SA	370,347	6,851,199
APERAM SA	110,444	5,942,242
Arkema SA	151,040	19,082,215
Assystem	30,519	1,180,719
Atos SE	218,722	33,990,344
AXA SA	4,413,600	133,322,283
BNP Paribas SA	2,562,381	200,117,453
Boiron SA	18,579	1,677,379
Bollore SA	1,938,688	9,372,669
Bonduelle SCA	52,330	2,470,783
Bourbon Corp.[a]	58,359	521,447
Bouygues SA	473,386	22,728,877
Bureau Veritas SA	606,454	16,245,704
Capgemini SE	367,079	44,623,050
Carrefour SA	1,279,144	25,749,597
Casino Guichard Perrachon SA	120,973	6,910,379
Cellectis SAa,b	80,024	2,760,361
Cie. de Saint-Gobain	1,122,015	65,825,117
Cie. Generale des Etablissements Michelin Class B	387,176	56,019,249
Cie. Plastic Omnium SA	134,630	5,614,772
CNP Assurances	395,004	9,191,694
Coface SAb	283,620	3,099,181
Credit Agricole SA	2,575,130	44,938,464
Danone SA	1,356,725	110,857,440
Dassault Aviation SA	4,923	7,679,230

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Dassault Systemes SE	312,283	$33,167,104
DBV Technologies SAa,b	52,044	2,350,270
Derichebourg SA	242,014	2,582,799
Edenred	542,648	15,645,904
Eiffage SA	169,044	17,662,454
Electricite de France SA	1,259,012	16,485,550
Elior Group SAd	257,267	7,306,763
Elis SAa	344,695	8,992,766
Elis SA	149,257	3,893,539
Engie SA	4,192,519	70,867,923
Eramet[a,b]	17,958	1,479,893
Essilor International SA	477,357	60,447,744
Esso SA Francaise[b]	6,527	445,801
Etablissements Maurel et Prom[b]	92,919	394,015
Euler Hermes Group	47,108	5,466,444
Eurazeo SA	93,030	8,649,432
Eurofins Scientific SE	27,530	17,222,165
Euronext NVd	144,425	8,582,325
Europcar Groupe SAd	229,224	3,279,183
Eutelsat Communications SA	410,426	10,284,485
Faurecia	173,782	12,634,738
FFP	15,970	1,920,889
Fnac Darty SAb	46,684	4,412,760
Fonciere des Regions	65,948	6,716,907
Gaztransport Et Technigaz SA	71,531	3,501,528
Gecina SA	109,775	17,814,015
Genfit[a,b]	80,208	2,110,771
Groupe Eurotunnel SE Registered	1,046,060	13,148,775
Guerbet[a]	17,231	1,551,662
Hermes International	72,298	37,525,802
ICADE	73,938	6,460,055
Iliad SA	61,671	15,399,681
Imerys SA	79,560	7,246,916
Ingenico Group SA	132,398	12,854,115
Innate Pharma SAa,b	138,389	1,508,984
Ipsen SA	94,574	11,436,058
IPSOS	88,342	3,265,461
JCDecaux SA	183,288	7,014,176
Kering	175,147	80,288,750
Klepierre SA	481,740	19,162,276
Korian SA	120,414	3,913,708
L’Oreal SA	586,285	130,485,748
Lagardere SCA	274,889	9,054,558
Legrand SA	598,931	44,493,899
LISI	49,572	2,275,307
LVMH Moet Hennessy Louis Vuitton SE	636,933	190,024,931
Maisons du Monde SAd	111,217	4,813,237
Marie Brizard Wine & Spirits SAa,b	104,427	1,563,231
Mercialys SA	168,232	3,277,797
Mersen SA	60,075	2,634,911
Metropole Television SA	114,094	2,638,339
Natixis SA	2,117,458	16,606,043
Naturex[a,b]	21,532	2,445,661
Neopost SA	86,082	3,172,898
Nexans SA	68,014	4,452,889
Nexity SA	90,353	5,552,292
Orange SA	4,508,378	73,974,907
Orpea	106,348	12,742,096
Parrot SAa,b	85,764	1,069,045
Pernod Ricard SA	487,388	73,102,011
Peugeot SA	1,134,934	26,925,407

Security	Shares	Value
Publicis Groupe SA	464,135	$30,257,238
Rallye SAa	67,587	1,155,837
Remy Cointreau SA	58,977	7,660,636
Renault SA	402,706	39,941,926
Rexel SA	689,827	12,315,383
Rubis SCA	187,491	11,768,342
Safran SA	713,666	75,182,159
Sanofi	2,600,579	246,271,656
Sartorius Stedim Biotech	70,516	4,806,457
Schneider Electric SE	1,276,820	112,226,696
SCOR SE	402,836	16,727,620
SEB SA	54,129	10,089,212
SES SA	856,358	13,926,694
Societe BIC SA	67,983	7,180,773
Societe Generale SA	1,752,314	97,576,915
Sodexo SA	215,191	27,387,526
SOITEC[b]	48,738	3,833,605
Sopra Steria Group	37,693	7,071,779
SPIE SA	245,396	6,455,036
STMicroelectronics NV	1,481,229	34,856,264
Suez	923,189	16,239,581
Tarkett SA	83,536	3,554,926
Technicolor SA Registered	970,281	3,438,460
Teleperformance	133,144	19,450,304
Television Francaise 1	178,661	2,541,281
Thales SA	253,723	26,448,014
TOTAL SA	5,421,043	302,310,711
Trigano SA	25,612	4,132,383
Ubisoft Entertainment SAb	165,318	12,614,461
Unibail-Rodamco SE	221,061	55,329,245
Valeo SA	540,780	36,601,932
Vallourec SAa,b	789,420	4,323,203
Veolia Environnement SA	1,109,545	26,290,759
Vicat SA	42,995	3,326,279
Vinci SA	1,149,147	112,517,626
Virbac SAb	10,819	1,393,327
Vivendi SA	2,351,884	58,426,812
Wendel SA	65,413	11,034,175
Worldline SA/France[b,d]	128,595	6,291,134
Zodiac Aerospace	488,533	13,971,810

		3,825,212,347
GERMANY — 8.78%
Aareal Bank AG	131,974	5,458,649
adidas AG	433,687	96,522,976
ADO Properties SAa,d	83,948	4,127,936
ADVA Optical Networking SEa,b	190,076	1,180,217
AIXTRON SEa,b	290,037	4,527,573
Allianz SE Registered	1,039,937	241,507,446
alstria office REIT AG	339,243	4,803,669
AURELIUS Equity Opportunities SE & Co KGaA[a]	58,158	3,558,968
Aurubis AG	76,731	6,279,491
Axel Springer SE	112,919	7,616,454
BASF SE	2,096,804	228,682,920
Bayer AG Registered	1,892,383	246,246,160
Bayerische Motoren Werke AG	749,190	76,367,273
BayWa AG	37,068	1,446,609
Bechtle AG	73,611	5,868,087
Beiersdorf AG	225,517	25,299,552
Bertrandt AGa	18,668	1,750,656
Bilfinger SEa	80,987	3,258,704
Borussia Dortmund GmbH & Co. KGaA	320,741	2,662,610
Brenntag AG	349,363	19,785,838

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
CANCOM SEa	47,066	$3,471,806
Carl Zeiss Meditec AG Bearer[a]	96,016	5,118,431
CECONOMY AG	399,115	5,207,429
Cewe Stiftung & Co. KGAA	23,320	2,275,205
comdirect bank AG	74,089	1,032,267
Commerzbank AGb	2,437,656	33,409,625
CompuGroup Medical SEa	63,684	3,659,727
Continental AG	248,252	63,016,930
Covestro AGd	262,774	25,211,924
CTS Eventim AG & Co. KGaA	119,063	4,918,388
Daimler AG Registered	2,182,146	181,225,654
Deutsche Bank AG Registered	4,739,936	77,028,943
Deutsche Beteiligungs AG	52,462	2,665,251
Deutsche Boerse AG	443,198	45,785,792
Deutsche Euroshop AG	104,088	3,792,322
Deutsche Lufthansa AG Registered	570,184	18,200,061
Deutsche Pfandbriefbank AGd	272,438	3,911,667
Deutsche Post AG Registered	2,306,915	105,670,158
Deutsche Telekom AG Registered	7,434,469	135,454,663
Deutsche Wohnen SE Bearer	809,089	34,464,274
DEUTZ AG	307,758	2,610,045
Dialog Semiconductor PLC[b]	183,937	9,138,931
DIC Asset AG	166,294	1,946,928
Diebold Nixdorf AG	23,792	1,992,816
DMG Mori AG	68,930	3,991,713
Drillisch AG	114,759	8,074,785
Duerr AG	60,923	8,399,565
E.ON SE	5,063,451	59,753,495
ElringKlinger AGa	83,568	1,453,960
Evonik Industries AG	367,323	13,385,115
Evotec AGa,b	304,241	6,384,976
Fraport AG Frankfurt Airport Services Worldwide	95,141	9,028,578
Freenet AG	278,094	9,292,953
Fresenius Medical Care AG & Co. KGaA	489,330	47,325,131
Fresenius SE & Co. KGaA	948,974	79,275,920
GEA Group AG	414,784	20,002,171
Gerresheimer AG	71,285	5,666,885
Gerry Weber International AGa	98,352	1,216,788
Grammer AG	35,056	2,033,552
Grand City Properties SA	269,617	5,779,262
GRENKE AGa	66,492	6,507,402
Hamborner REIT AG	254,353	2,692,259
Hamburger Hafen und Logistik AG	77,296	2,467,260
Hannover Rueck SE	137,827	17,284,451
Hapag-Lloyd AGa,b,d	101,656	4,455,116
HeidelbergCement AG	335,238	34,160,138
Heidelberger Druckmaschinen AGa,b	736,204	2,933,131
Henkel AG & Co. KGaA	247,584	31,207,364
HOCHTIEF AGa	44,240	7,807,914
HUGO BOSS AG	151,085	13,524,336
Hypoport AGa,b	9,790	1,417,054
Indus Holding AG	53,100	3,719,572
Infineon Technologies AG	2,582,682	70,719,380
Innogy SEd	319,476	14,868,333
Jenoptik AG	157,098	5,289,942
K+S AG Registered[a]	434,484	10,538,087
KION Group AG	166,548	13,331,120
Kloeckner & Co. SE	215,583	2,539,060
Koenig & Bauer AG	35,251	2,741,132
Krones AGa	37,588	4,753,202
KWS Saat SE	5,205	2,196,829

Security	Shares	Value
Lanxess AG	210,140	$16,421,357
LEG Immobilien AG	142,215	14,446,716
LEONI AG	76,178	5,056,608
Linde AG	423,563	91,481,863
MAN SE	74,318	8,214,402
Merck KGaA	291,081	31,159,420
METRO AGb	395,333	7,550,605
MLP SE	262,980	1,805,984
MorphoSys AGa,b	66,574	5,782,529
MTU Aero Engines AG	119,997	20,234,674
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	358,198	80,139,148
Nemetschek SEa	48,981	4,372,539
Nordex SEa,b	174,108	1,799,888
NORMA Group SE	78,204	5,321,370
Osram Licht AG	226,292	17,314,486
PATRIZIA Immobilien AGa,b	127,005	2,679,455
Pfeiffer Vacuum Technology AG	18,594	2,985,980
ProSiebenSat.1 Media SE Registered	529,975	18,487,873
QIAGEN NV	499,998	16,935,392
Rational AG	7,440	4,879,649
Rheinmetall AG	98,922	11,667,967
RHOEN-KLINIKUM AG	93,178	3,251,004
Rocket Internet SEa,b,d	141,565	3,613,313
RTL Group SAb	92,685	6,876,825
RWE AGb	1,198,281	29,956,816
SAF-Holland SA	144,119	2,854,994
Salzgitter AGa	89,372	4,321,768
SAP SE	2,245,887	255,512,338
SGL Carbon SEa,b	181,737	2,854,970
Siemens AG Registered	1,749,076	249,604,278
Siltronic AGb	52,233	7,739,971
Sixt SE	35,195	3,273,883
SMA Solar Technology AGa	41,011	1,901,236
Software AG	119,445	6,082,135
STADA Arzneimittel AG	56,365	5,420,431
STRATEC Biomedical AG	18,752	1,363,137
Stroeer SE & Co. KGaA[a]	67,000	4,285,035
Suedzucker AG	174,232	3,450,516
Symrise AG	280,728	21,849,146
TAG Immobilien AG	308,481	5,306,023
Takkt AG	93,170	1,932,526
Telefonica Deutschland Holding AG	1,692,012	8,599,950
thyssenkrupp AG	1,014,165	27,061,145
TLG Immobilien AG	294,781	6,823,459
Uniper SE	464,309	13,046,429
United Internet AG Registered[e]	290,097	18,353,982
Volkswagen AG	79,921	14,840,772
Vonovia SE	1,067,096	46,939,962
Vossloh AGb	32,277	2,039,859
Wacker Chemie AG	37,114	5,791,456
Wacker Neuson SE	87,234	2,842,910
Wirecard AGa	278,724	27,453,343
XING SEa	9,907	2,944,150
Zalando SEa,b,d	258,847	12,952,814
Zeal Network SE	43,169	1,156,664
zooplus AGa,b	16,270	2,698,064

		3,478,112,165
HONG KONG — 3.21%
AIA Group Ltd.	28,063,200	211,144,844
ASM Pacific Technology Ltd.	663,100	9,646,729
Bank of East Asia Ltd. (The)[a]	2,860,000	12,537,107
BOC Hong Kong Holdings Ltd.	8,690,500	41,381,742

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Brightoil Petroleum Holdings Ltd.[b]	6,240,000	$1,199,723
Cafe de Coral Holdings Ltd.	698,000	2,147,197
Champion REIT	4,423,000	3,191,762
China LNG Group Ltd.[a,b]	5,152,500	858,552
China Strategic Holdings Ltd.[b]	33,750,000	501,807
Chow Sang Sang Holdings International Ltd.[a]	575,000	1,254,390
Citic Telecom International Holdings Ltd.	4,228,000	1,208,496
CK Asset Holdings Ltd.	6,156,016	50,617,604
CK Hutchison Holdings Ltd.	6,244,016	79,272,704
CK Infrastructure Holdings Ltd.	1,565,500	13,624,734
CK Life Sciences International Holdings Inc.	7,030,000	540,644
CLP Holdings Ltd.	3,737,000	38,008,017
Dah Sing Banking Group Ltd.	1,120,000	2,477,787
Dah Sing Financial Holdings Ltd.	397,600	2,670,440
Far East Consortium International Ltd./HK	3,256,000	1,777,867
First Pacific Co. Ltd./Hong Kong	4,784,250	3,642,550
Freeman FinTech Corp. Ltd.[b]	15,720,000	916,788
G-Resources Group Ltd.[b]	48,704,400	642,999
Galaxy Entertainment Group Ltd.	5,477,000	37,277,128
Giordano International Ltd.	2,314,000	1,307,998
Global Brands Group Holding Ltd.[a,b]	14,322,000	1,670,515
Great Eagle Holdings Ltd.	444,000	2,444,282
Guotai Junan International Holdings Ltd.[a]	8,399,000	2,680,601
Haitong International Securities Group Ltd.[a]	6,733,000	3,814,486
Hang Lung Group Ltd.	1,986,000	6,974,852
Hang Lung Properties Ltd.	4,632,000	10,639,268
Hang Seng Bank Ltd.	1,780,400	42,149,232
Henderson Land Development Co. Ltd.	2,856,290	18,616,518
HK Electric Investments & HK Electric Investments Ltd.[a,d]	7,055,500	6,493,180
HKBN Ltd.[a]	2,671,500	2,711,974
HKT Trust & HKT Ltd.	8,479,200	10,357,453
Hong Kong & China Gas Co. Ltd.	20,337,622	38,528,295
Hong Kong Exchanges & Clearing Ltd.	2,707,300	75,370,499
Hongkong Land Holdings Ltd.	2,887,000	20,930,750
Hopewell Holdings Ltd.	1,225,000	4,702,601
Hsin Chong Group Holdings Ltd.[b,c]	7,490,000	288,010
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,104,000	1,472,891
Hysan Development Co. Ltd.	1,365,000	6,595,978
Jardine Matheson Holdings Ltd.	511,600	32,773,096
Jardine Strategic Holdings Ltd.[a]	528,000	22,144,320
Johnson Electric Holdings Ltd.	838,250	3,379,087
Kerry Logistics Network Ltd.	1,167,000	1,609,490
Kerry Properties Ltd.	1,666,500	7,497,520
Landing International Development Ltd.[b]	174,060,000	4,819,011
Langham Hospitality Investments and Langham Hospitality Investments Ltd.[a]	1,973,000	849,712
Li & Fung Ltd.	13,634,000	6,867,854
Link REIT	5,179,000	43,513,478
Luk Fook Holdings International Ltd.	854,000	3,612,243
Macau Legend Development Ltd.[a,b]	4,454,750	713,738
Man Wah Holdings Ltd.	3,809,200	3,437,254
Melco International Development Ltd.	1,924,000	5,265,118
Melco Resorts & Entertainment Ltd. ADR	604,025	15,269,752
MGM China Holdings Ltd.[a]	2,266,800	5,107,840
MTR Corp. Ltd.	3,547,500	20,552,565
New World Development Co. Ltd.	13,663,000	20,349,671
NewOcean Energy Holdings Ltd.[b]	2,540,000	647,876
NWS Holdings Ltd.	3,706,166	7,496,129
Orient Overseas International Ltd.	540,000	5,198,031
Pacific Basin Shipping Ltd.[b]	10,698,000	2,440,775
Pacific Textiles Holdings Ltd.[a]	1,811,000	1,905,754
PCCW Ltd.	10,103,000	5,568,318

Security	Shares	Value
Power Assets Holdings Ltd.	3,217,000	$27,874,234
Prosperity REIT	3,835,000	1,636,872
Regal REIT[a]	699,000	213,235
Regina Miracle International Holdings Ltd.[a,d]	876,000	840,991
Sa Sa International Holdings Ltd.	2,796,000	1,014,212
Sands China Ltd.	5,550,000	26,143,005
Shangri-La Asia Ltd.	3,270,000	6,504,960
Shun Tak Holdings Ltd.	3,558,000	1,532,323
Sino Land Co. Ltd.[a]	7,354,000	12,668,584
SITC International Holdings Co. Ltd.[a]	3,396,000	3,273,337
SJM Holdings Ltd.	4,711,000	4,045,695
SmarTone Telecommunications Holdings Ltd.[a]	1,063,000	1,322,993
Sun Hung Kai Properties Ltd.	3,319,000	54,282,909
Sunlight REIT	1,510,000	1,023,854
Swire Pacific Ltd. Class A	1,017,000	10,043,817
Swire Properties Ltd.	2,908,800	9,824,256
Techtronic Industries Co. Ltd.	3,307,000	19,392,352
Television Broadcasts Ltd.	739,900	2,797,694
Texwinca Holdings Ltd.[a]	1,624,000	980,420
Town Health International Medical Group Ltd.[a]	8,242,000	792,317
Truly International Holdings Ltd.[a]	4,444,000	1,720,229
United Laboratories International Holdings Ltd. (The)[a,b]	1,726,000	1,502,159
Value Partners Group Ltd.	2,819,000	2,793,057
VTech Holdings Ltd.	411,100	5,843,650
WH Group Ltd.[d]	18,659,000	18,893,858
Wharf Holdings Ltd. (The)	2,776,000	25,245,097
Wheelock & Co. Ltd.	1,874,000	13,042,913
Wynn Macau Ltd.	3,763,600	9,648,030
Xinyi Glass Holdings Ltd.	4,628,000	4,478,633
Yue Yuen Industrial Holdings Ltd.	1,720,000	6,591,812

		1,271,277,124
IRELAND — 0.53%
Bank of Ireland Group PLC[b]	2,188,613	17,153,874
C&C Group PLC	766,314	2,629,946
CRH PLC	1,889,828	71,264,334
Dalata Hotel Group PLC[b]	466,576	2,907,926
Glanbia PLC	472,172	9,125,441
Green REIT PLC	1,538,096	2,705,625
Hibernia REIT PLC	1,705,412	2,930,411
Irish Continental Group PLC	406,294	2,707,346
Kerry Group PLC Class A	370,262	37,289,057
Kingspan Group PLC	367,073	15,351,618
Origin Enterprises PLC	287,338	2,276,194
Paddy Power Betfair PLC	184,860	18,907,962
Ryanair Holdings PLC ADR[b]	68,137	7,638,839
Smurfit Kappa Group PLC	559,037	16,675,259

		209,563,832
ISRAEL — 0.61%
Airport City Ltd.[b]	204,729	2,623,875
Alony Hetz Properties & Investments Ltd.	267,018	2,760,058
Azrieli Group Ltd.	107,161	6,048,258
Bank Hapoalim BM	2,489,873	17,624,666
Bank Leumi Le-Israel BM	3,399,010	18,798,104
Bezeq The Israeli Telecommunication Corp. Ltd.	4,964,874	7,415,227
Caesarstone Ltd.[b]	69,631	1,970,557
Cellcom Israel Ltd.[a,b]	141,649	1,369,213
Check Point Software Technologies Ltd.[a,b]	303,628	35,740,052
Clal Insurance Enterprises Holdings Ltd.[b]	89,483	1,716,711
CyberArk Software Ltd.[a,b]	95,786	4,058,453
Delek Automotive Systems Ltd.	120,251	903,121

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Delek Group Ltd.	12,333	$2,024,146
El Al Israel Airlines	1,510,581	826,411
Elbit Systems Ltd.	58,348	8,651,514
First International Bank of Israel Ltd.	141,505	2,686,605
Frutarom Industries Ltd.	95,356	7,852,210
Gazit-Globe Ltd.	250,763	2,384,047
Harel Insurance Investments & Financial Services Ltd.	359,838	2,458,203
Israel Chemicals Ltd.	1,277,129	5,325,452
Israel Corp. Ltd. (The)[b]	9,970	1,860,330
Israel Discount Bank Ltd. Class Ab	2,874,039	7,633,898
Ituran Location and Control Ltd.	71,363	2,533,387
Kenon Holdings Ltd./Singapore[a,b]	56,289	969,248
Melisron Ltd.	47,406	2,473,649
Migdal Insurance & Financial Holding Ltd.	1,289,828	1,498,479
Mizrahi Tefahot Bank Ltd.	347,344	6,268,077
Nice Ltd.	149,689	12,339,085
Oil Refineries Ltd.	5,549,628	2,851,662
Orbotech Ltd.[b]	122,523	5,479,229
Partner Communications Co. Ltd.[b]	315,684	1,680,420
Paz Oil Co. Ltd.	21,980	3,589,973
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	31,354	1,534,525
Shikun & Binui Ltd.	619,824	1,466,415
Shufersal Ltd.	329,641	2,095,545
SodaStream International Ltd.[a,b]	52,883	3,367,061
Strauss Group Ltd.	126,303	2,568,394
Taro Pharmaceutical Industries Ltd.[a,b]	40,783	4,584,825
Teva Pharmaceutical Industries Ltd. ADR	2,103,237	29,024,671
Tower Semiconductor Ltd.[b]	226,254	7,500,031
Wix.com Ltd.[a,b]	88,424	6,171,995

		240,727,782
ITALY — 2.60%
A2A SpA	3,758,320	6,457,925
ACEA SpA	163,191	2,657,729
Amplifon SpA	238,639	3,625,152
Anima Holding SpA[d]	589,145	4,481,698
Assicurazioni Generali SpA	2,848,249	51,894,575
Astaldi SpA[a]	193,157	1,338,858
ASTM SpA	114,874	3,184,974
Atlantia SpA	1,077,077	35,132,741
Autogrill SpA	327,040	4,278,464
Azimut Holding SpA	265,038	5,236,502
Banca Generali SpA	138,254	4,554,748
Banca IFIS SpA	58,998	3,217,238
Banca Mediolanum SpA	580,756	4,948,975
Banca Popolare di Sondrio SCPA	1,172,370	4,640,826
Banco BPM SpA[a,b]	3,499,225	12,204,807
Beni Stabili SpA SIIQ	2,912,705	2,578,798
BPER Banca	1,125,427	5,485,501
Brembo SpA	345,598	5,708,930
Buzzi Unicem SpA[a]	205,478	5,728,162
Cerved Information Solutions SpA	512,329	6,595,056
CIR-Compagnie Industriali Riunite SpA	1,049,099	1,576,571
CNH Industrial NV	2,342,817	29,940,031
Credito Emiliano SpA	236,236	2,070,903
Credito Valtellinese SpA[a,b]	332,750	1,179,192
Danieli & C Officine Meccaniche SpA	44,106	1,055,885
Danieli & C Officine Meccaniche SpA RSP	71,707	1,192,881
Davide Campari-Milano SpA	1,375,632	11,025,492
De’ Longhi SpA	140,114	4,594,806

Security	Shares	Value
DiaSorin SpA	54,422	$4,951,454
Ei Towers SpA	43,666	2,553,609
Enav SpA[d]	536,535	2,556,399
Enel SpA	18,814,340	116,712,092
Eni SpA	5,835,776	95,449,350
ERG SpA	150,325	2,512,988
EXOR NV	250,012	16,033,393
Ferrari NV	287,016	34,405,568
Fiat Chrysler Automobiles NVb	2,522,800	43,613,805
FinecoBank Banca Fineco SpA	969,504	9,069,272
Geox SpA[a]	363,057	1,586,037
Hera SpA	1,890,151	6,081,734
Industria Macchine Automatiche SpA	43,304	3,884,418
Infrastrutture Wireless Italiane SpA[d]	646,428	4,416,675
Interpump Group SpA	171,403	5,772,631
Intesa Sanpaolo SpA	30,852,541	103,727,646
Iren SpA	1,667,822	4,589,199
Italgas SpA	1,318,991	7,705,841
Leonardo SpA	565,767	9,774,308
Luxottica Group SpA	387,401	22,222,148
MARR SpA	116,949	2,987,737
Mediaset SpA[a,b]	1,096,339	4,028,226
Mediobanca SpA	1,304,352	14,298,540
Moncler SpA	390,881	11,101,598
OVS SpA[d]	365,550	2,733,941
Piaggio & C SpA	603,910	1,975,498
Poste Italiane SpA[d]	1,270,471	9,287,220
Prysmian SpA	476,194	16,420,368
Recordati SpA	254,226	11,819,768
Reply SpA	58,640	3,117,790
Safilo Group SpA[a,b]	119,623	756,000
Saipem SpA[a,b]	1,392,285	5,851,968
Salini Impregilo SpA[a]	526,916	2,228,206
Salvatore Ferragamo SpA	116,319	3,054,301
Saras SpA	1,236,718	3,302,118
Snam SpA	5,283,861	26,997,731
Societa Cattolica di Assicurazioni SC	381,892	4,139,655
Societa Iniziative Autostradali e Servizi SpA	174,315	2,966,827
Telecom Italia SpA/Milano[b]	26,536,180	23,030,424
Tenaris SA	1,125,201	15,401,933
Terna Rete Elettrica Nazionale SpA	3,316,458	20,012,969
Tod’s SpA[a]	31,893	2,121,479
UniCredit SpA[b]	4,753,533	90,983,226
Unione di Banche Italiane SpA[a]	2,470,879	11,605,912
Unipol Gruppo SpA	1,013,073	4,572,015
UnipolSai Assicurazioni SpA	2,654,402	6,048,432
Yoox Net-A-Porter Group SpA[a,b]	135,209	5,056,126

		1,030,105,995
JAPAN — 24.57%
77 Bank Ltd. (The)	151,000	3,812,541
ABC-Mart Inc.	73,000	3,674,734
Acom Co. Ltd.[a,b]	1,057,500	4,374,065
Activia Properties Inc.	1,450	5,678,518
Adastria Co. Ltd.	60,900	1,322,725
ADEKA Corp.	208,300	3,578,294
Advance Residence Investment Corp.	2,845	6,692,498
Advantest Corp.	373,800	8,451,045
Aeon Co. Ltd.	1,409,100	21,707,556
Aeon Delight Co. Ltd.	50,900	1,894,808
AEON Financial Service Co. Ltd.	273,100	5,833,087
Aeon Mall Co. Ltd.	256,900	4,555,606
AEON REIT Investment Corp.	3,634	3,658,625

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Ai Holdings Corp.	104,400	$2,552,347
Aica Kogyo Co. Ltd.	142,800	4,964,006
Aichi Steel Corp.	30,900	1,246,823
Aida Engineering Ltd.	157,600	1,828,010
Aiful Corp.[a,b]	965,300	3,338,580
Ain Holdings Inc.	64,000	4,365,044
Air Water Inc.	352,200	6,707,391
Aisin Seiki Co. Ltd.	407,800	20,958,831
Ajinomoto Co. Inc.	1,272,300	25,489,668
Akebono Brake Industry Co. Ltd.[b]	343,600	1,164,182
Alfresa Holdings Corp.	442,600	8,417,307
Alpine Electronics Inc.	107,900	2,377,731
Alps Electric Co. Ltd.	460,200	13,952,205
Amada Holdings Co. Ltd.	790,600	9,747,695
Amano Corp.	160,000	3,917,275
ANA Holdings Inc.	333,000	12,736,232
Anritsu Corp.	358,200	3,350,934
AOKI Holdings Inc.	90,900	1,260,745
Aoyama Trading Co. Ltd.	96,100	3,552,055
Aozora Bank Ltd.	260,600	10,148,332
Arcs Co. Ltd.	99,300	2,214,435
Ariake Japan Co. Ltd.	52,800	4,028,654
Asahi Diamond Industrial Co. Ltd.	220,500	2,130,679
Asahi Glass Co. Ltd.	458,500	17,875,165
Asahi Group Holdings Ltd.	897,800	40,777,487
Asahi Holdings Inc.	61,600	1,332,507
Asahi Intecc Co. Ltd.	107,300	6,194,561
Asahi Kasei Corp.	3,085,000	37,167,693
Asatsu-DK Inc.	80,200	2,639,690
Asics Corp.	372,300	5,658,383
ASKUL Corp.[a]	66,500	1,784,960
Astellas Pharma Inc.	4,754,000	63,111,933
Atom Corp.[a]	394,200	2,875,929
Autobacs Seven Co. Ltd.	157,700	2,703,508
Avex Group Holdings Inc.	111,700	1,539,402
Awa Bank Ltd. (The)	415,000	2,797,589
Azbil Corp.	173,400	7,538,467
Bandai Namco Holdings Inc.	468,600	15,980,155
Bando Chemical Industries Ltd.	57,300	628,822
Bank of Iwate Ltd. (The)	20,000	819,326
Bank of Kyoto Ltd. (The)	140,100	7,299,058
Bank of Nagoya Ltd. (The)	20,700	821,588
Bank of Okinawa Ltd. (The)	34,400	1,394,104
Bank of Saga Ltd. (The)	16,700	414,891
Bank of the Ryukyus Ltd.	80,200	1,212,564
Benesse Holdings Inc.	172,500	5,821,856
Bic Camera Inc.	211,000	2,584,810
BML Inc.	75,500	1,662,422
Bridgestone Corp.	1,481,300	70,264,956
Broadleaf Co. Ltd.	192,000	1,571,416
Brother Industries Ltd.	554,200	13,358,742
Calbee Inc.	174,600	5,861,999
Canon Electronics Inc.	80,400	1,800,032
Canon Inc.	2,438,500	91,054,787
Canon Marketing Japan Inc.	121,800	3,052,771
Capcom Co. Ltd.	97,200	2,455,876
Casio Computer Co. Ltd.	452,000	6,635,008
Cawachi Ltd.	42,900	1,050,319
Central Glass Co. Ltd.	94,000	2,090,451
Central Japan Railway Co.	327,000	59,195,547
Chiba Bank Ltd. (The)	1,579,000	11,978,333

Security	Shares	Value
Chiyoda Co. Ltd.	35,800	$913,352
Chiyoda Corp.[a]	393,100	2,314,388
Chofu Seisakusho Co. Ltd.	18,700	454,211
Chubu Electric Power Co. Inc.	1,532,800	19,654,049
Chugai Pharmaceutical Co. Ltd.	522,400	24,825,838
Chugoku Bank Ltd. (The)	389,200	5,524,770
Chugoku Electric Power Co. Inc. (The)	665,000	7,379,785
Ci:z Holdings Co. Ltd.	78,500	2,880,797
Citizen Watch Co. Ltd.	701,900	5,114,611
CKD Corp.	129,900	2,540,155
Coca-Cola Bottlers Japan Inc.	296,550	10,308,655
Cocokara fine Inc.	44,400	2,465,581
COLOPL Inc.[a]	139,800	1,545,268
Colowide Co. Ltd.[a]	164,800	3,081,933
Comforia Residential REIT Inc.	1,184	2,424,684
COMSYS Holdings Corp.	235,800	5,937,022
Concordia Financial Group Ltd.	2,919,800	15,288,929
Cosel Co. Ltd.	87,900	1,208,306
Cosmo Energy Holdings Co. Ltd.	138,800	3,163,707
Cosmos Pharmaceutical Corp.	21,800	4,525,759
Create SD Holdings Co. Ltd.	63,900	1,599,328
Credit Saison Co. Ltd.	372,500	7,454,589
CyberAgent Inc.	243,800	7,509,461
CYBERDYNE Inc.[a,b]	302,900	3,993,173
Dai Nippon Printing Co. Ltd.	575,200	13,692,828
Dai-ichi Life Holdings Inc.	2,504,200	47,216,831
Daibiru Corp.	91,400	1,070,610
Daicel Corp.	644,700	7,977,191
Daido Steel Co. Ltd.	69,200	4,354,308
Daifuku Co. Ltd.	238,500	11,565,036
Daihen Corp.	271,000	2,432,632
Daiichi Sankyo Co. Ltd.	1,301,200	29,773,123
Daiichikosho Co. Ltd.	95,500	4,487,987
Daikin Industries Ltd.	565,100	62,015,286
Daikyo Inc.	80,000	1,532,694
Daikyonishikawa Corp.	93,100	1,572,286
Daio Paper Corp.	156,900	1,875,123
Daiseki Co. Ltd.	95,900	2,354,669
Daishi Bank Ltd. (The)	59,200	2,881,070
Daito Trust Construction Co. Ltd.	155,700	27,178,646
Daiwa House Industry Co. Ltd.	1,299,800	47,356,966
Daiwa House REIT Investment Corp.	3,392	7,910,587
Daiwa Office Investment Corp.	692	3,361,647
Daiwa Securities Group Inc.	3,703,000	22,997,510
Daiwabo Holdings Co. Ltd.	52,100	2,060,983
DCM Holdings Co. Ltd.	216,700	1,983,349
DeNA Co. Ltd.	252,900	5,913,538
Denka Co. Ltd.	195,500	6,477,669
Denso Corp.	1,092,200	59,516,874
Dentsu Inc.	495,400	21,035,862
DIC Corp.	192,100	7,083,508
Digital Garage Inc.	107,400	2,299,606
Dip Corp.	99,600	2,420,973
Disco Corp.	68,800	15,821,033
DMG Mori Co. Ltd.	260,300	5,190,881
Don Quijote Holdings Co. Ltd.	271,600	11,317,663
Doshisha Co. Ltd.	39,400	862,688
Doutor Nichires Holdings Co. Ltd.	97,200	2,302,758
Dowa Holdings Co. Ltd.	114,400	4,787,222
DTS Corp.	76,500	2,285,642
Duskin Co. Ltd.	111,000	3,028,250
Earth Chemical Co. Ltd.	35,800	1,676,107
East Japan Railway Co.	745,500	71,971,618
Ebara Corp.	222,900	7,964,217

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
EDION Corp.[a]	167,700	$1,688,364
Eighteenth Bank Ltd. (The)	215,000	575,200
Eisai Co. Ltd.	615,700	34,120,064
Eizo Corp.	53,000	2,189,871
Electric Power Development Co. Ltd.	339,800	8,507,709
en-japan Inc.	64,500	2,474,875
Enplas Corp.	33,300	1,403,740
EPS Holdings Inc.	93,000	1,822,679
Euglena Co. Ltd.[a,b]	281,100	2,837,470
Exedy Corp.	76,300	2,269,594
Ezaki Glico Co. Ltd.	104,300	5,773,537
FamilyMart UNY Holdings Co. Ltd.	185,900	10,535,915
Fancl Corp.	103,100	2,705,660
FANUC Corp.	442,500	102,690,531
Fast Retailing Co. Ltd.	121,000	40,049,371
FCC Co. Ltd.	82,400	1,973,887
Fields Corp.[a]	56,600	549,413
Financial Products Group Co. Ltd.	194,900	2,246,933
Foster Electric Co. Ltd.	70,600	1,644,620
FP Corp.[a]	56,400	2,953,269
France Bed Holdings Co. Ltd.	77,500	717,504
Frontier Real Estate Investment Corp.	921	3,610,891
Fuji Co. Ltd./Ehime	42,500	1,003,498
Fuji Electric Co. Ltd.	1,256,000	9,030,643
Fuji Kyuko Co. Ltd.[a]	48,000	1,067,465
Fuji Machine Manufacturing Co. Ltd.	178,600	3,399,734
Fuji Oil Holdings Inc.	140,900	3,781,968
Fuji Seal International Inc.	113,000	3,694,403
Fuji Soft Inc.	68,000	2,055,619
FUJIFILM Holdings Corp.	953,100	38,801,730
Fujikura Ltd.	603,200	5,212,905
Fujimi Inc.	62,000	1,528,857
Fujitec Co. Ltd.	175,100	2,588,823
Fujitsu General Ltd.	148,900	2,834,381
Fujitsu Ltd.	4,546,000	35,142,184
Fujiya Co. Ltd.	41,300	934,820
Fukuoka Financial Group Inc.	1,737,000	8,881,431
Fukuoka REIT Corp.	1,576	2,237,163
Fukuyama Transporting Co. Ltd.	63,000	2,037,534
Funai Electric Co. Ltd.[a]	99,800	807,148
Furukawa Co. Ltd.	95,100	1,714,026
Furukawa Electric Co. Ltd.	162,100	9,814,732
Futaba Corp.	87,100	1,716,245
Fuyo General Lease Co. Ltd.	43,100	2,803,036
Geo Holdings Corp.	102,900	1,670,778
Global One Real Estate Investment Corp.	549	1,806,970
Glory Ltd.	128,800	4,783,385
GLP J-REIT	5,758	5,781,816
GMO Internet Inc.	188,700	2,894,518
GMO Payment Gateway Inc.[a]	44,000	3,206,196
Goldcrest Co. Ltd.	51,600	1,112,104
Gree Inc.	305,300	2,060,768
GS Yuasa Corp.	850,000	4,241,398
GungHo Online Entertainment Inc.[a]	1,004,400	2,695,961
Gunma Bank Ltd. (The)	935,800	5,978,974
Gunze Ltd.	42,600	1,930,740
Gurunavi Inc.	82,600	1,062,031
H2O Retailing Corp.	204,100	3,748,629
Hachijuni Bank Ltd. (The)	972,600	6,042,908
Hakuhodo DY Holdings Inc.	529,200	7,269,922
Hamamatsu Photonics KK	340,800	10,962,105

Security	Shares	Value
Hankyu Hanshin Holdings Inc.	545,700	$21,154,699
Hankyu REIT Inc.	1,361	1,581,026
Hanwa Co. Ltd.	83,400	3,145,023
Harmonic Drive Systems Inc.[a]	72,400	3,746,475
Haseko Corp.	654,400	9,444,830
Hazama Ando Corp.	450,500	3,655,382
Heiwa Corp.	130,500	2,399,142
Heiwa Real Estate Co. Ltd.	94,800	1,642,711
Heiwa Real Estate REIT Inc.	2,092	1,686,414
Heiwado Co. Ltd.	71,600	1,556,385
Hibiya Engineering Ltd.	25,400	548,772
Hikari Tsushin Inc.	57,100	7,366,769
Hino Motors Ltd.	577,500	7,374,395
Hirose Electric Co. Ltd.	68,500	10,242,146
Hiroshima Bank Ltd. (The)	589,300	4,947,568
HIS Co. Ltd.	100,500	3,356,486
Hisamitsu Pharmaceutical Co. Inc.	145,600	7,982,821
Hitachi Capital Corp.	121,800	2,955,228
Hitachi Chemical Co. Ltd.	252,300	7,138,471
Hitachi Construction Machinery Co. Ltd.	251,200	8,544,293
Hitachi High-Technologies Corp.	155,100	6,435,770
Hitachi Kokusai Electric Inc.	145,400	4,011,520
Hitachi Ltd.	11,068,000	87,371,258
Hitachi Metals Ltd.	514,300	6,617,149
Hitachi Transport System Ltd.	103,700	2,554,398
Hitachi Zosen Corp.	436,800	2,291,057
Hogy Medical Co. Ltd.	30,500	2,085,585
Hokkaido Electric Power Co. Inc.[b]	445,500	3,493,272
Hokkoku Bank Ltd. (The)	60,800	2,766,312
Hokuetsu Bank Ltd. (The)	29,600	713,495
Hokuetsu Kishu Paper Co. Ltd.	350,100	2,233,763
Hokuhoku Financial Group Inc.	272,200	4,453,224
Hokuriku Electric Power Co.[a]	411,700	3,623,163
Hokuto Corp.	87,700	1,526,627
Honda Motor Co. Ltd.	3,997,000	123,923,533
Horiba Ltd.	93,300	5,509,487
Hoshino Resorts REIT Inc.	570	2,743,906
Hoshizaki Corp.	125,700	11,847,637
Hosiden Corp.	142,300	2,440,752
House Foods Group Inc.	161,600	4,785,567
Hoya Corp.	920,900	49,752,751
Hulic Co. Ltd.	693,400	7,109,135
Hulic Reit Inc.	2,390	3,333,759
Hyakugo Bank Ltd. (The)	502,500	2,339,369
Hyakujushi Bank Ltd. (The)	378,000	1,363,900
Ibiden Co. Ltd.	257,400	4,265,460
IBJ Leasing Co. Ltd.	84,800	2,203,770
Ichibanya Co. Ltd.	50,700	1,963,214
Ichigo Inc.[a]	641,700	2,270,205
Ichigo Office REIT Investment	3,631	2,351,858
Idec Corp./Japan	115,800	2,435,642
Idemitsu Kosan Co. Ltd.	307,800	8,925,469
IDOM Inc.[a]	165,500	1,200,141
IHI Corp.	358,200	12,814,248
Iida Group Holdings Co. Ltd.	336,000	6,404,787
Iino Kaiun Kaisha Ltd.	352,800	1,651,761
Inaba Denki Sangyo Co. Ltd.	58,300	2,547,386
Inabata & Co. Ltd.	104,600	1,506,910
Industrial & Infrastructure Fund Investment Corp.	885	3,609,940
Inpex Corp.	2,261,000	23,967,038
Internet Initiative Japan Inc.	87,900	1,835,666
Invesco Office J-Reit Inc.	2,537	2,319,760
Invincible Investment Corp.	10,025	4,067,170
Iriso Electronics Co. Ltd.	52,200	2,921,693

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Iseki & Co. Ltd.	55,500	$1,228,395
Isetan Mitsukoshi Holdings Ltd.	757,600	8,187,387
Ishihara Sangyo Kaisha Ltd.[b]	132,500	1,979,979
Istyle Inc.[a]	127,400	872,280
Isuzu Motors Ltd.	1,314,700	19,073,158
Ito EN Ltd.	125,300	4,372,212
ITOCHU Corp.	3,451,800	60,086,776
ITOCHU Enex Co. Ltd.	103,000	1,045,138
Itochu Techno-Solutions Corp.	127,200	4,925,460
Itoham Yonekyu Holdings Inc.	331,700	3,155,572
Iwatani Corp.	94,900	2,847,919
Iyo Bank Ltd. (The)	559,200	4,783,441
Izumi Co. Ltd.	85,800	4,432,333
J Front Retailing Co. Ltd.	537,400	7,888,614
J Trust Co. Ltd.[a]	199,200	1,458,544
J-Oil Mills Inc.	26,300	943,171
Jaccs Co. Ltd.	75,600	1,879,521
Jafco Co. Ltd.	83,000	4,068,556
Japan Airlines Co. Ltd.	313,000	10,660,125
Japan Airport Terminal Co. Ltd.	108,100	3,814,846
Japan Aviation Electronics Industry Ltd.	126,000	2,288,691
Japan Communications Inc.[a,b]	1,001,500	1,172,221
Japan Display Inc.[a,b]	1,103,500	2,359,857
Japan Excellent Inc.	3,109	3,652,658
Japan Exchange Group Inc.	1,204,300	21,525,418
Japan Hotel REIT Investment Corp.	9,611	6,352,073
Japan Lifeline Co. Ltd.	58,000	2,776,732
Japan Logistics Fund Inc.	1,942	3,486,474
Japan Petroleum Exploration Co. Ltd.	99,800	2,045,536
Japan Post Bank Co. Ltd.	942,600	11,870,638
Japan Post Holdings Co. Ltd.	3,629,800	41,782,790
Japan Prime Realty Investment Corp.	1,763	5,670,831
Japan Real Estate Investment Corp.	2,645	12,383,525
Japan Rental Housing Investments Inc.	4,171	2,885,159
Japan Retail Fund Investment Corp.	5,847	10,363,335
Japan Securities Finance Co. Ltd.	377,800	2,107,940
Japan Steel Works Ltd. (The)	148,700	3,749,234
Japan Tobacco Inc.	2,514,300	82,910,165
JFE Holdings Inc.	1,223,900	26,065,634
JGC Corp.	464,700	7,725,234
JINS Inc.	37,500	1,947,109
Joyful Honda Co. Ltd.	61,900	1,664,213
JSP Corp.	41,400	1,331,664
JSR Corp.	437,200	8,418,495
JTEKT Corp.	517,100	8,446,164
Juroku Bank Ltd. (The)	62,900	2,109,029
JVC Kenwood Corp.	630,000	1,968,230
JXTG Holdings Inc.	7,254,650	37,234,110
K’s Holdings Corp.[a]	157,300	3,596,457
kabu.com Securities Co. Ltd.	570,000	1,805,861
Kadokawa Dwango[b]	137,200	1,575,693
Kagome Co. Ltd.	212,700	7,056,930
Kajima Corp.	2,016,000	20,811,124
Kakaku.com Inc.	339,800	4,644,103
Kaken Pharmaceutical Co. Ltd.	76,700	3,874,487
Kamigumi Co. Ltd.	275,800	6,565,511
Kanamoto Co. Ltd.	70,200	2,288,929
Kandenko Co. Ltd.	224,000	2,198,011
Kaneka Corp.	606,000	4,970,448
Kanematsu Corp.	245,800	3,214,457
Kansai Electric Power Co. Inc. (The)	1,675,800	22,822,322

Security	Shares	Value
Kansai Paint Co. Ltd.	483,200	$12,361,721
Kansai Urban Banking Corp.	57,700	732,739
Kanto Denka Kogyo Co. Ltd.[a]	125,500	1,309,892
Kao Corp.	1,126,600	67,776,446
Kappa Create Co. Ltd.[a,b]	93,500	1,049,129
Kato Sangyo Co. Ltd.	62,200	1,932,289
Kato Works Co. Ltd.	52,700	1,641,802
Kawasaki Heavy Industries Ltd.	346,700	11,990,944
Kawasaki Kisen Kaisha Ltd.[b]	219,300	5,697,207
KDDI Corp.	4,167,700	110,913,709
Keihan Holdings Co. Ltd.	205,300	6,251,324
Keihin Corp.	103,400	1,886,370
Keikyu Corp.	534,000	10,992,044
Keio Corp.	255,100	11,067,878
Keisei Electric Railway Co. Ltd.	325,700	9,774,153
Keiyo Bank Ltd. (The)	447,000	2,171,469
Kenedix Inc.	670,900	3,902,710
Kenedix Office Investment Corp.	944	5,067,676
Kenedix Residential Investment Corp.	911	2,333,019
Kenedix Retail REIT Corp.	1,258	2,484,337
Kewpie Corp.	224,700	5,580,422
KEY Coffee Inc.	59,900	1,126,519
Keyence Corp.	223,800	123,746,845
Kikkoman Corp.	334,000	11,404,735
Kinden Corp.	337,900	5,679,741
Kintetsu Group Holdings Co. Ltd.	406,200	15,550,207
Kintetsu World Express Inc.	89,600	1,533,679
Kirin Holdings Co. Ltd.	2,008,000	47,792,273
Kisoji Co. Ltd.	71,600	1,722,735
Kissei Pharmaceutical Co. Ltd.	73,000	2,001,188
Kitz Corp.	201,200	1,713,998
Kiyo Bank Ltd. (The)	148,800	2,543,075
Koa Corp.	94,200	1,956,455
Kobayashi Pharmaceutical Co. Ltd.	124,400	7,159,870
Koei Tecmo Holdings Co. Ltd.	103,300	2,043,636
Kohnan Shoji Co. Ltd.	84,200	1,793,224
Koito Manufacturing Co. Ltd.	264,400	17,544,451
Kokuyo Co. Ltd.	188,800	3,369,589
Komatsu Ltd.	2,140,400	69,638,817
Komeri Co. Ltd.	57,100	1,700,990
Komori Corp.	122,900	1,721,876
Konami Holdings Corp.	221,300	10,711,520
Konica Minolta Inc.	1,090,000	9,477,427
Konishi Co. Ltd.	73,200	1,267,134
Kose Corp.	71,500	8,639,400
Kotobuki Spirits Co. Ltd.	54,400	2,235,748
Kubota Corp.	2,478,300	46,270,470
Kumagai Gumi Co. Ltd.	96,500	3,048,799
Kumiai Chemical Industry Co. Ltd.[a]	208,827	1,415,091
Kurabo Industries Ltd.	417,000	1,207,366
Kuraray Co. Ltd.	813,300	15,910,991
Kureha Corp.	38,300	2,241,442
Kurita Water Industries Ltd.	236,700	7,478,245
Kuroda Electric Co. Ltd.	78,700	1,399,050
Kusuri no Aoki Holdings Co. Ltd.	34,600	1,918,331
KYB Corp.	50,000	3,225,381
Kyocera Corp.	735,600	48,830,686
Kyoei Steel Ltd.[a]	71,600	1,248,258
Kyokuto Kaihatsu Kogyo Co. Ltd.	91,000	1,620,910
KYORIN Holdings Inc.	99,800	2,041,144
Kyoritsu Maintenance Co. Ltd.	72,000	2,262,079
Kyowa Exeo Corp.	191,100	4,138,846
Kyowa Hakko Kirin Co. Ltd.	623,800	11,462,593
Kyudenko Corp.	99,500	4,387,002

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Kyushu Electric Power Co. Inc.	994,000	$11,284,520
Kyushu Financial Group Inc.	816,100	5,149,553
Kyushu Railway Co.	373,200	11,905,747
LaSalle Logiport REIT	3,938	3,711,694
Lawson Inc.	98,800	6,434,216
Leopalace21 Corp.	636,300	4,726,192
Lifull Co. Ltd.	142,900	1,092,846
LINE Corp.[a,b]	115,000	4,721,244
Lintec Corp.	104,900	2,898,759
Lion Corp.	521,500	9,986,658
LIXIL Group Corp.	625,300	17,114,169
M3 Inc.	499,100	14,824,100
Mabuchi Motor Co. Ltd.	109,400	5,689,994
Maeda Corp.	334,700	4,182,645
Maeda Road Construction Co. Ltd.	147,000	3,152,680
Makino Milling Machine Co. Ltd.	261,000	2,439,338
Makita Corp.	521,600	21,804,101
Mandom Corp.	121,900	3,620,633
Mani Inc.	65,800	1,873,299
Mars Engineering Corp.	12,600	256,036
Marubeni Corp.	3,823,600	25,462,625
Marudai Food Co. Ltd.	237,000	1,107,516
Maruha Nichiro Corp.	101,000	3,106,530
Marui Group Co. Ltd.	452,700	6,872,371
Maruichi Steel Tube Ltd.	140,400	4,262,783
Maruwa Co. Ltd./Aichi	33,600	1,945,683
Matsui Securities Co. Ltd.	306,400	2,558,951
Matsumotokiyoshi Holdings Co. Ltd.	89,900	6,440,077
Matsuya Co. Ltd.	86,200	920,943
Maxell Holdings Ltd.	103,300	2,335,455
Mazda Motor Corp.	1,320,200	18,845,062
McDonald’s Holdings Co. Japan Ltd.	177,300	7,598,794
MCUBS MidCity Investment Corp.	602	1,994,658
Mebuki Financial Group Inc.	2,440,510	10,094,515
Medipal Holdings Corp.	402,000	7,422,300
Megachips Corp.	47,900	1,568,142
MEGMILK SNOW BRAND Co. Ltd.	110,600	3,085,470
Meidensha Corp.	501,000	1,966,435
MEIJI Holdings Co. Ltd.	268,500	21,880,753
Meitec Corp.	69,100	3,362,871
Melco Holdings Inc.	24,800	774,795
Menicon Co. Ltd.	36,200	1,631,119
Micronics Japan Co. Ltd.[a]	104,700	1,033,824
Milbon Co. Ltd.	34,100	2,127,686
Minato Bank Ltd. (The)	20,100	379,075
MINEBEA MITSUMI Inc.	907,359	16,465,496
Miraca Holdings Inc.	139,200	6,455,901
Mirait Holdings Corp.	142,600	1,849,797
Misawa Homes Co. Ltd.	69,600	615,577
MISUMI Group Inc.	666,600	18,185,866
Mitsuba Corp.	81,700	1,349,564
Mitsubishi Chemical Holdings Corp.	3,464,000	35,895,978
Mitsubishi Corp.	3,462,400	80,701,984
Mitsubishi Electric Corp.	4,469,300	75,969,840
Mitsubishi Estate Co. Ltd.	2,863,100	51,539,831
Mitsubishi Gas Chemical Co. Inc.	443,200	10,761,144
Mitsubishi Heavy Industries Ltd.	734,700	28,572,026
Mitsubishi Logistics Corp.	124,600	3,207,384
Mitsubishi Materials Corp.	241,200	9,106,292
Mitsubishi Motors Corp.	1,599,600	12,683,619
Mitsubishi Paper Mills Ltd.[b]	114,900	772,539

Security	Shares	Value
Mitsubishi Pencil Co. Ltd.	98,800	$2,331,099
Mitsubishi Shokuhin Co. Ltd.	27,500	811,955
Mitsubishi Steel Manufacturing Co. Ltd.	35,100	868,001
Mitsubishi Tanabe Pharma Corp.	542,600	11,909,218
Mitsubishi UFJ Financial Group Inc.	27,821,400	186,692,049
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,075,860	5,624,050
Mitsui & Co. Ltd.	3,906,300	58,063,370
Mitsui Chemicals Inc.	422,300	12,933,239
Mitsui Engineering & Shipbuilding Co. Ltd.	201,500	2,615,616
Mitsui Fudosan Co. Ltd.	2,039,700	47,137,659
Mitsui Fudosan Logistics Park Inc.	647	1,890,381
Mitsui Mining & Smelting Co. Ltd.	135,900	7,020,444
Mitsui OSK Lines Ltd.	269,100	8,170,334
Mitsui Sugar Co. Ltd.	51,100	1,744,856
Mitsui-Soko Holdings Co. Ltd.[b]	527,000	1,632,527
Miura Co. Ltd.	224,100	5,236,166
Mixi Inc.	113,700	5,523,401
Miyazaki Bank Ltd. (The)	26,700	953,991
Mizuho Financial Group Inc.	55,756,800	100,541,832
Mochida Pharmaceutical Co. Ltd.	32,000	2,331,779
Modec Inc.	52,700	1,209,554
Monex Group Inc.	551,200	1,746,299
MonotaRO Co. Ltd.[a]	153,700	4,206,697
Mori Hills REIT Investment Corp.	3,614	4,217,341
Mori Trust Sogo REIT Inc.	2,183	3,114,180
Morinaga & Co. Ltd./Japan	95,600	5,443,386
Morinaga Milk Industry Co. Ltd.	83,600	3,207,744
Morita Holdings Corp.	62,600	1,073,725
Morpho Inc.[a,b]	19,300	804,237
MOS Food Services Inc.	87,000	2,656,781
MS&AD Insurance Group Holdings Inc.	1,106,500	37,344,253
Murata Manufacturing Co. Ltd.	439,500	68,421,676
Musashi Seimitsu Industry Co. Ltd.	58,600	1,853,973
Musashino Bank Ltd. (The)	62,600	2,016,334
Nabtesco Corp.	267,300	10,562,149
Nachi-Fujikoshi Corp.	439,000	2,681,211
Nagaileben Co. Ltd.	36,600	908,961
Nagase & Co. Ltd.	245,400	4,144,351
Nagoya Railroad Co. Ltd.	415,600	9,304,641
Nakanishi Inc.	37,200	1,682,725
Nankai Electric Railway Co. Ltd.	259,200	6,674,463
NanoCarrier Co. Ltd.[a,b]	158,900	1,030,620
Nanto Bank Ltd. (The)	70,600	1,981,994
NEC Corp.	612,600	16,712,664
NEC Networks & System Integration Corp.	77,100	1,909,350
NET One Systems Co. Ltd.	227,500	2,804,959
Nexon Co. Ltd.[b]	472,900	12,651,729
NGK Insulators Ltd.	596,600	11,682,082
NGK Spark Plug Co. Ltd.	390,400	8,791,988
NH Foods Ltd.	416,000	11,934,876
NHK Spring Co. Ltd.	476,900	5,405,678
Nichi-Iko Pharmaceutical Co. Ltd.[a]	116,500	1,800,352
Nichias Corp.	260,000	3,374,989
Nichicon Corp.	146,000	1,830,943
Nichiha Corp.	86,400	3,467,253
NichiiGakkan Co. Ltd.	106,100	1,087,798
Nichirei Corp.	319,600	8,190,400
Nidec Corp.	549,000	72,447,901
Nifco Inc./Japan	107,700	7,013,817
Nihon Kohden Corp.	165,400	3,657,927
Nihon M&A Center Inc.	163,900	7,803,388
Nihon Parkerizing Co. Ltd.	215,100	3,496,345
Nihon Unisys Ltd.	187,400	3,093,922
Nikkiso Co. Ltd.	140,600	1,311,590

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Nikkon Holdings Co. Ltd.	119,200	$3,037,958
Nikon Corp.	771,900	14,557,614
Nintendo Co. Ltd.	260,500	100,412,743
Nippo Corp.	121,000	2,518,393
Nippon Accommodations Fund Inc.	1,030	3,974,787
Nippon Building Fund Inc.	3,157	15,225,169
Nippon Denko Co. Ltd.	510,900	2,144,674
Nippon Electric Glass Co. Ltd.	206,200	8,356,517
Nippon Express Co. Ltd.	186,000	11,736,513
Nippon Flour Mills Co. Ltd.	124,300	1,900,106
Nippon Gas Co. Ltd.	83,400	2,634,920
Nippon Kayaku Co. Ltd.	397,300	6,286,592
Nippon Light Metal Holdings Co. Ltd.	1,381,000	4,034,956
Nippon Paint Holdings Co. Ltd.	384,200	13,456,974
Nippon Paper Industries Co. Ltd.	222,400	4,415,510
Nippon Prologis REIT Inc.	4,650	9,772,243
NIPPON REIT Investment Corp.	1,460	4,182,258
Nippon Road Co. Ltd. (The)	23,700	1,359,887
Nippon Seiki Co. Ltd.	81,000	1,866,215
Nippon Sharyo Ltd.[b]	174,000	490,011
Nippon Sheet Glass Co. Ltd.[b]	243,700	1,940,935
Nippon Shinyaku Co. Ltd.	128,100	9,041,292
Nippon Shokubai Co. Ltd.	60,500	4,530,978
Nippon Signal Co. Ltd.	148,300	1,628,781
Nippon Soda Co. Ltd.	272,000	1,692,370
Nippon Steel & Sumikin Bussan Corp.	46,772	2,572,604
Nippon Steel & Sumitomo Metal Corp.	1,778,900	42,284,686
Nippon Suisan Kaisha Ltd.	683,400	4,149,837
Nippon Telegraph & Telephone Corp.	1,588,800	76,524,707
Nippon Thompson Co. Ltd.	211,800	1,226,475
Nippon Yusen KKa,b	370,800	7,776,260
Nipro Corp.	339,400	4,925,377
Nishi-Nippon Financial Holdings Inc.	307,900	3,557,799
Nishi-Nippon Railroad Co. Ltd.	149,900	3,990,561
Nishimatsu Construction Co. Ltd.	126,300	3,801,338
Nishimatsuya Chain Co. Ltd.	139,300	1,529,934
Nissan Chemical Industries Ltd.	282,400	10,475,367
Nissan Motor Co. Ltd.	5,308,000	51,314,248
Nissan Shatai Co. Ltd.	174,200	1,844,254
Nissha Co. Ltd.[a]	80,600	2,574,831
Nisshin OilliO Group Ltd. (The)	74,200	2,432,412
Nisshin Seifun Group Inc.	461,300	8,074,678
Nisshin Steel Co. Ltd.	129,000	1,868,644
Nisshinbo Holdings Inc.	338,200	4,029,946
Nissin Electric Co. Ltd.	109,800	1,338,317
Nissin Foods Holdings Co. Ltd.	128,800	8,081,880
Nissin Kogyo Co. Ltd.	113,300	2,085,924
Nitori Holdings Co. Ltd.	185,500	26,862,646
Nitta Corp.	56,200	2,307,252
Nitto Boseki Co. Ltd.	71,400	2,390,891
Nitto Denko Corp.	377,300	34,881,075
Nitto Kogyo Corp.	71,100	1,212,636
Noevir Holdings Co. Ltd.	63,700	3,828,839
NOF Corp.	171,200	4,911,661
NOK Corp.	225,700	5,496,013
Nomura Co. Ltd.	107,300	2,231,364
Nomura Holdings Inc.	8,436,100	48,168,104
Nomura Real Estate Holdings Inc.	281,100	6,149,913
Nomura Real Estate Master Fund Inc.	8,512	10,644,682
Nomura Research Institute Ltd.	318,480	13,411,307
Noritake Co. Ltd./Nagoya Japan	45,900	2,205,527

Security	Shares	Value
Noritz Corp.	72,000	$1,317,962
North Pacific Bank Ltd.	825,500	2,753,362
NS Solutions Corp.	89,000	2,149,221
NSD Co. Ltd.	156,800	3,131,032
NSK Ltd.	928,400	13,195,160
NTN Corp.	1,003,800	4,823,328
NTT Data Corp.	1,465,600	16,986,669
NTT DOCOMO Inc.	3,167,900	76,416,562
NTT Urban Development Corp.	246,700	2,537,994
Obara Group Inc.	32,400	1,864,789
Obayashi Corp.	1,476,400	19,229,710
OBIC Business Consultants Co. Ltd.	26,400	1,298,742
Obic Co. Ltd.	159,600	10,492,053
Odakyu Electric Railway Co. Ltd.	671,100	13,052,284
Ogaki Kyoritsu Bank Ltd. (The)	85,700	2,432,302
Ohsho Food Service Corp.	43,500	1,816,488
Oiles Corp.	87,400	1,712,157
Oita Bank Ltd. (The)	27,600	1,108,809
Oji Holdings Corp.	2,016,000	11,745,067
Okabe Co. Ltd.	135,100	1,290,007
Okamoto Industries Inc.[a]	141,000	1,529,992
Okamura Corp.	171,500	1,909,245
Okasan Securities Group Inc.	393,000	2,400,264
Oki Electric Industry Co. Ltd.	212,300	2,948,248
Okinawa Electric Power Co. Inc. (The)	89,430	2,034,468
OKUMA Corp.	55,500	3,375,033
Okumura Corp.	76,800	2,929,930
Olympus Corp.	665,800	24,550,752
Omron Corp.	449,200	24,984,106
Ono Pharmaceutical Co. Ltd.	969,800	22,168,930
Onward Holdings Co. Ltd.	238,000	2,002,359
Open House Co. Ltd.	78,700	3,019,731
Oracle Corp. Japan	103,500	8,698,627
Orient Corp.[a]	2,058,800	3,315,677
Oriental Land Co. Ltd./Japan	506,400	40,349,781
ORIX Corp.	3,076,700	52,487,749
Orix JREIT Inc.	5,415	7,438,894
Osaka Gas Co. Ltd.	881,200	16,971,805
OSAKA Titanium Technologies Co. Ltd.[a]	54,000	823,092
OSG Corp.[a]	169,100	3,643,024
Otsuka Corp.	131,200	8,890,610
Otsuka Holdings Co. Ltd.	924,200	38,487,322
Outsourcing Inc.	217,500	2,984,093
Oyo Corp.	56,300	857,159
Pacific Metals Co. Ltd.[a,b]	47,800	1,423,946
Pack Corp. (The)	28,400	983,490
PAL GROUP Holdings Co. Ltd.	34,600	978,958
PALTAC Corp.	91,900	3,635,400
Panasonic Corp.	5,089,800	76,170,069
Paramount Bed Holdings Co. Ltd.	43,900	1,925,913
Park24 Co. Ltd.	246,500	5,681,453
PC Depot Corp.[a]	125,600	953,910
Penta-Ocean Construction Co. Ltd.	716,700	4,711,563
PeptiDream Inc.[a,b]	182,200	5,756,385
Persol Holdings Co. Ltd.	395,200	9,745,229
Pigeon Corp.	269,400	9,495,265
Pilot Corp.	87,600	4,401,971
Piolax Inc.	72,700	1,999,362
Pioneer Corp.[a,b]	822,500	1,585,211
Plenus Co. Ltd.[a]	52,100	1,058,690
Pola Orbis Holdings Inc.	217,200	6,881,281
Premier Investment Corp.	3,633	3,206,811
Press Kogyo Co. Ltd.	333,800	1,856,566
Prima Meat Packers Ltd.	471,000	3,071,469

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Raito Kogyo Co. Ltd.	167,200	$1,703,930
Rakuten Inc.	2,160,100	22,983,023
Recruit Holdings Co. Ltd.	2,581,500	63,066,479
Relia Inc.	125,000	1,465,282
Relo Group Inc.	258,200	6,376,038
Renesas Electronics Corp.[b]	1,175,700	15,002,772
Rengo Co. Ltd.	474,600	3,094,945
Resona Holdings Inc.	5,150,900	27,569,985
Resorttrust Inc.	177,200	3,469,770
Ricoh Co. Ltd.	1,623,100	14,941,148
Ricoh Leasing Co. Ltd.	41,600	1,490,029
Riken Corp.	22,300	1,153,956
Ringer Hut Co. Ltd.	87,300	1,889,976
Rinnai Corp.	80,100	6,830,670
Riso Kagaku Corp.	47,500	906,275
Rohm Co. Ltd.	219,500	20,205,668
Rohto Pharmaceutical Co. Ltd.	239,700	5,507,847
Round One Corp.	189,700	2,444,080
Royal Holdings Co. Ltd.	96,000	2,473,713
Ryobi Ltd.	69,800	1,785,696
Ryohin Keikaku Co. Ltd.	56,300	16,548,623
Ryosan Co. Ltd.	71,200	2,872,938
Ryoyo Electro Corp.	83,300	1,553,399
Saizeriya Co. Ltd.	78,100	2,402,178
Sakai Chemical Industry Co. Ltd.	47,000	1,170,554
Sakata Seed Corp.	73,200	2,206,372
San-A Co. Ltd.	48,300	2,214,582
San-in Godo Bank Ltd. (The)	364,800	3,325,995
Sanden Holdings Corp.[b]	85,200	1,723,795
Sangetsu Corp.	136,200	2,494,343
Sanken Electric Co. Ltd.	291,000	1,810,587
Sankyo Co. Ltd.	98,000	3,152,249
Sankyo Tateyama Inc.	108,600	1,576,960
Sankyu Inc.	124,800	5,140,051
Santen Pharmaceutical Co. Ltd.	857,100	13,569,681
Sanwa Holdings Corp.	460,600	5,751,926
Sanyo Special Steel Co. Ltd.	59,500	1,519,049
Sapporo Holdings Ltd.	150,400	4,738,467
Sato Holdings Corp.	77,000	1,862,827
Sawai Pharmaceutical Co. Ltd.	75,000	4,244,038
SBI Holdings Inc./Japan	508,600	7,962,681
SCREEN Holdings Co. Ltd.	93,600	7,257,027
SCSK Corp.	120,900	5,181,581
Secom Co. Ltd.	467,800	35,310,399
Sega Sammy Holdings Inc.	399,800	5,590,796
Seibu Holdings Inc.	430,000	7,640,324
Seikagaku Corp.	95,600	1,731,451
Seiko Epson Corp.	667,700	15,841,936
Seiko Holdings Corp.	73,300	1,816,534
Seino Holdings Co. Ltd.	346,300	5,019,415
Seiren Co. Ltd.	135,200	2,338,009
Sekisui Chemical Co. Ltd.	942,800	18,884,210
Sekisui House Ltd.	1,349,900	25,078,227
Sekisui House Reit Inc.	2,216	2,455,288
Sekisui House Residential Investment Corp.	2,485	2,429,671
Senko Group Holdings Co. Ltd.	370,900	2,673,300
Senshu Ikeda Holdings Inc.	720,000	2,762,651
Septeni Holdings Co. Ltd.[a]	403,900	1,133,892
Seria Co. Ltd.	104,500	5,940,949
Seven & i Holdings Co. Ltd.	1,719,300	69,177,502
Seven Bank Ltd.	1,426,900	5,249,003

Security	Shares	Value
Sharp Corp./Japan[a,b]	349,399	$11,023,457
Shiga Bank Ltd. (The)	556,000	3,165,819
Shikoku Chemicals Corp.	67,000	1,112,048
Shikoku Electric Power Co. Inc.	395,400	5,143,019
Shima Seiki Manufacturing Ltd.	61,200	3,420,048
Shimachu Co. Ltd.	94,000	2,643,052
Shimadzu Corp.	585,900	12,106,778
Shimamura Co. Ltd.	50,300	5,586,430
Shimano Inc.	172,300	23,457,546
Shimizu Corp.	1,286,500	15,046,717
Shin-Etsu Chemical Co. Ltd.	885,100	92,770,756
Shinko Electric Industries Co. Ltd.	158,600	1,207,331
Shinko Plantech Co. Ltd.	149,500	1,284,098
Shinmaywa Industries Ltd.	213,200	2,080,778
Shinsei Bank Ltd.	396,500	6,633,341
Shionogi & Co. Ltd.	699,300	37,460,522
Ship Healthcare Holdings Inc.	124,800	3,882,496
Shiseido Co. Ltd.	923,300	37,970,438
Shizuoka Bank Ltd. (The)	1,141,000	11,015,374
Shizuoka Gas Co. Ltd.	143,500	1,112,589
SHO-BOND Holdings Co. Ltd.	56,000	3,430,080
Shochiku Co. Ltd.	28,200	4,184,212
Showa Corp.	137,100	1,784,484
Showa Denko KK	336,900	11,192,445
Showa Sangyo Co. Ltd.	37,400	973,262
Showa Shell Sekiyu KK	441,800	5,178,893
SIIX Corp.[a]	47,400	2,012,717
Sintokogio Ltd.	99,700	1,154,670
SKY Perfect JSAT Holdings Inc.	445,700	2,055,327
Skylark Co. Ltd.	220,200	3,284,687
SMC Corp./Japan	131,700	50,116,237
SMS Co. Ltd.[a]	102,200	3,062,492
SoftBank Group Corp.	1,899,700	166,296,893
Sohgo Security Services Co. Ltd.	161,000	7,707,824
Sojitz Corp.	2,955,200	8,868,461
Sompo Holdings Inc.	815,800	32,587,487
Sony Corp.	2,914,300	113,181,430
Sony Financial Holdings Inc.	407,100	6,692,447
Sosei Group Corp.[a,b]	38,500	3,516,941
Sotetsu Holdings Inc.	163,600	4,199,782
Square Enix Holdings Co. Ltd.	207,000	8,325,178
St. Marc Holdings Co. Ltd.	44,500	1,343,263
Stanley Electric Co. Ltd.	351,300	12,876,569
Star Micronics Co. Ltd.	112,100	1,963,205
Start Today Co. Ltd.	460,100	12,511,740
Starts Corp. Inc.	76,100	2,056,033
Subaru Corp.	1,416,600	48,470,833
Sugi Holdings Co. Ltd.	86,300	4,374,619
Sumco Corp.	509,700	11,066,003
Sumitomo Bakelite Co. Ltd.	464,000	3,752,671
Sumitomo Chemical Co. Ltd.	3,622,000	25,309,056
Sumitomo Corp.	2,700,000	38,814,134
Sumitomo Dainippon Pharma Co. Ltd.	367,000	5,222,556
Sumitomo Electric Industries Ltd.	1,738,600	29,399,982
Sumitomo Forestry Co. Ltd.	305,600	5,120,676
Sumitomo Heavy Industries Ltd.	276,000	11,513,157
Sumitomo Metal Mining Co. Ltd.	558,500	21,901,575
Sumitomo Mitsui Construction Co. Ltd.	505,940	3,098,955
Sumitomo Mitsui Financial Group Inc.	3,094,600	123,016,001
Sumitomo Mitsui Trust Holdings Inc.	771,200	30,167,949
Sumitomo Osaka Cement Co. Ltd.	890,000	4,057,203
Sumitomo Realty & Development Co. Ltd.	796,000	26,374,549
Sumitomo Riko Co. Ltd.	65,000	625,803
Sumitomo Rubber Industries Ltd.	416,100	7,851,082

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Sumitomo Warehouse Co. Ltd. (The)	330,000	$2,253,630
Sundrug Co. Ltd.	169,700	7,370,144
Suntory Beverage & Food Ltd.	329,500	15,049,767
Suruga Bank Ltd.	406,700	9,191,284
Suzuken Co. Ltd./Aichi Japan	178,700	6,408,541
Suzuki Motor Corp.	803,200	43,648,332
Sysmex Corp.	357,800	24,340,350
T&D Holdings Inc.	1,295,600	19,936,255
T-Gaia Corp.	51,700	1,047,832
Tachi-S Co. Ltd.	86,000	1,600,722
Tadano Ltd.	241,400	3,643,413
Taiheiyo Cement Corp.	283,100	11,261,216
Taikisha Ltd.	64,700	1,873,299
Taisei Corp.	475,700	26,248,693
Taisho Pharmaceutical Holdings Co. Ltd.	68,700	5,205,553
Taiyo Holdings Co. Ltd.	58,700	2,810,244
Taiyo Nippon Sanso Corp.	326,300	3,885,276
Taiyo Yuden Co. Ltd.	270,000	4,652,469
Takara Bio Inc.	138,000	1,831,418
Takara Holdings Inc.	416,800	4,053,190
Takara Leben Co. Ltd.	267,400	1,221,338
Takasago Thermal Engineering Co. Ltd.	130,900	2,295,905
Takashimaya Co. Ltd.	702,000	6,412,708
Takeda Pharmaceutical Co. Ltd.	1,643,400	92,489,158
Takeuchi Manufacturing Co. Ltd.	84,600	1,767,495
Takuma Co. Ltd.	196,800	2,410,856
Tamron Co. Ltd.	82,300	1,707,129
TDK Corp.	310,600	23,698,865
TechnoPro Holdings Inc.	96,800	4,429,816
Teijin Ltd.	415,600	8,752,361
Tekken Corp.	46,400	1,549,661
Terumo Corp.	743,400	30,781,457
THK Co. Ltd.	311,100	11,279,873
TIS Inc.	193,200	5,967,896
Toa Corp./Tokyo[b]	60,500	1,311,907
Toagosei Co. Ltd.	254,400	3,282,147
Tobu Railway Co. Ltd.	428,900	12,531,444
TOC Co. Ltd.	130,800	1,166,069
Tocalo Co. Ltd.	54,500	2,191,895
Tochigi Bank Ltd. (The)	314,000	1,417,601
Toda Corp.	530,000	4,295,785
Toei Co. Ltd.	18,600	2,011,740
Toho Bank Ltd. (The)	323,100	1,239,740
Toho Co. Ltd./Tokyo	271,400	8,956,702
Toho Gas Co. Ltd.	164,400	4,579,125
Toho Holdings Co. Ltd.	128,300	2,508,867
Toho Titanium Co. Ltd.[a]	107,000	956,719
Toho Zinc Co. Ltd.	33,900	1,637,869
Tohoku Electric Power Co. Inc.	1,048,500	13,674,883
Tokai Carbon Co. Ltd.	535,600	5,298,023
Tokai Corp./Gifu	8,500	380,753
TOKAI Holdings Corp.	344,700	2,745,345
Tokai Rika Co. Ltd.	114,200	2,377,869
Tokai Tokyo Financial Holdings Inc.	599,100	3,891,013
Token Corp.	19,510	2,345,389
Tokio Marine Holdings Inc.	1,567,400	66,969,348
Tokuyama Corp.	144,900	4,086,988
Tokyo Broadcasting System Holdings Inc.	86,500	1,747,813
Tokyo Century Corp.	97,900	4,243,224
Tokyo Dome Corp.	190,500	1,778,760
Tokyo Electric Power Co. Holdings Inc.[b]	3,394,100	13,859,565

Security	Shares	Value
Tokyo Electron Ltd.	363,600	$63,213,218
Tokyo Gas Co. Ltd.	926,800	23,004,835
Tokyo Ohka Kogyo Co. Ltd.	85,800	3,114,714
Tokyo Seimitsu Co. Ltd.	93,500	3,678,122
Tokyo Steel Manufacturing Co. Ltd.	321,800	2,764,031
Tokyo Tatemono Co. Ltd.	444,600	6,185,977
Tokyo TY Financial Group Inc.	66,700	1,784,458
Tokyotokeiba Co. Ltd.	41,300	1,252,121
Tokyu Construction Co. Ltd.	230,500	2,022,428
Tokyu Corp.	1,165,000	17,531,902
Tokyu Fudosan Holdings Corp.	1,154,800	7,520,479
TOKYU REIT Inc.	2,153	2,527,591
TOMONY Holdings Inc.	427,300	2,041,925
Tomy Co. Ltd.	212,200	3,417,460
Topcon Corp.	245,200	5,142,230
Toppan Forms Co. Ltd.	117,700	1,209,835
Toppan Printing Co. Ltd.	1,134,000	11,456,763
Topre Corp.	93,600	2,743,008
Topy Industries Ltd.	42,200	1,431,673
Toray Industries Inc.	3,421,400	34,430,792
Toridoll Holdings Corp.	58,000	1,863,064
Torii Pharmaceutical Co. Ltd.	24,400	659,227
Toshiba Corp.[b]	9,335,000	27,028,206
Toshiba Machine Co. Ltd.	397,000	2,445,657
Toshiba TEC Corp.	395,000	2,297,765
Tosoh Corp.	690,900	14,823,675
Totetsu Kogyo Co. Ltd.[a]	63,800	2,127,977
TOTO Ltd.	322,400	15,690,152
Towa Bank Ltd. (The)	87,400	922,227
Toyo Corp./Chuo-ku	75,200	699,519
Toyo Engineering Corp.	124,600	1,484,717
Toyo Ink SC Holdings Co. Ltd.	437,000	2,557,467
Toyo Seikan Group Holdings Ltd.	386,400	6,777,217
Toyo Suisan Kaisha Ltd.	188,800	7,235,976
Toyo Tanso Co. Ltd.	46,500	1,307,467
Toyo Tire & Rubber Co. Ltd.	236,700	5,320,178
Toyobo Co. Ltd.	196,500	3,768,138
Toyoda Gosei Co. Ltd.	147,400	3,564,685
Toyota Boshoku Corp.	147,400	2,947,222
Toyota Industries Corp.	377,200	22,938,062
Toyota Motor Corp.	6,063,100	372,974,294
Toyota Tsusho Corp.	489,500	17,662,149
TPR Co. Ltd.	68,100	2,388,265
Transcosmos Inc.	78,200	1,812,027
Trend Micro Inc./Japan	285,100	15,179,574
Trusco Nakayama Corp.	104,700	2,671,172
TS Tech Co. Ltd.	120,100	4,270,034
TSI Holdings Co. Ltd.	148,500	1,236,302
Tsubakimoto Chain Co.	317,000	2,703,274
Tsukuba Bank Ltd.	319,200	1,171,402
Tsumura & Co.	151,600	5,616,791
Tsuruha Holdings Inc.	86,200	10,643,193
TV Asahi Holdings Corp.	61,400	1,229,837
UACJ Corp.	63,900	1,867,007
Ube Industries Ltd.	258,700	7,888,722
Ulvac Inc.	96,900	6,813,614
Unicharm Corp.	933,600	21,136,020
Unipres Corp.	93,000	2,479,891
United Arrows Ltd.	55,200	2,059,738
United Super Markets Holdings Inc.	139,300	1,298,237
United Urban Investment Corp.	7,063	10,150,382
Unitika Ltd.[b]	202,500	1,776,754
Universal Entertainment Corp.[a]	49,600	1,612,884
Unizo Holdings Co. Ltd.	54,200	1,433,345

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Ushio Inc.	264,500	$3,640,570
USS Co. Ltd.	504,700	10,126,868
V Technology Co. Ltd.[a]	11,200	1,952,583
Valor Holdings Co. Ltd.	89,600	2,032,027
Vital KSK Holdings Inc.	88,900	718,992
VT Holdings Co. Ltd.	180,000	972,630
W-Scope Corp.[a]	71,900	1,345,238
Wacoal Holdings Corp.	145,900	4,153,714
WATAMI Co. Ltd.	76,600	999,043
Welcia Holdings Co. Ltd.	119,700	4,529,702
West Japan Railway Co.	368,100	25,828,226
Xebio Holdings Co. Ltd.	73,300	1,396,590
Yahoo Japan Corp.	3,388,400	15,118,532
Yakult Honsha Co. Ltd.	204,900	16,842,084
Yamada Denki Co. Ltd.	1,439,100	7,624,203
Yamagata Bank Ltd. (The)	37,000	867,447
Yamaguchi Financial Group Inc.	431,000	5,188,841
Yamaha Corp.	393,500	15,375,693
Yamaha Motor Co. Ltd.	657,600	19,502,878
Yamanashi Chuo Bank Ltd. (The)	210,000	929,596
Yamato Holdings Co. Ltd.	785,000	15,968,736
Yamato Kogyo Co. Ltd.	107,100	2,846,449
Yamazaki Baking Co. Ltd.	322,600	5,791,640
Yamazen Corp.	135,000	1,534,982
Yaoko Co. Ltd.	46,700	2,280,956
Yaskawa Electric Corp.	596,700	21,215,066
Yellow Hat Ltd.	43,500	1,332,219
Yodogawa Steel Works Ltd.	49,200	1,433,178
Yokogawa Electric Corp.	527,800	9,930,796
Yokohama Reito Co. Ltd.	188,600	1,789,235
Yokohama Rubber Co. Ltd. (The)	280,300	6,240,949
Yondoshi Holdings Inc.	59,300	1,628,232
Yonex Co. Ltd.[a]	136,500	994,649
Yoshinoya Holdings Co. Ltd.	216,200	3,588,429
Yuasa Trading Co. Ltd.	42,900	1,572,459
Zenkoku Hosho Co. Ltd.	113,800	4,656,957
Zenrin Co. Ltd.	57,600	1,817,267
Zensho Holdings Co. Ltd.	214,100	3,958,674
Zeon Corp.	388,900	5,144,035

		9,735,240,323
NETHERLANDS — 3.54%
Aalberts Industries NV	236,304	11,656,830
ABN AMRO Group NVd	927,681	28,654,811
Accell Group	73,796	2,254,098
Aegon NV	4,036,618	23,832,056
AerCap Holdings NVb	353,715	18,619,558
Akzo Nobel NV	580,356	52,558,900
Altice NV Class Ab	1,053,674	19,878,997
Altice NV Class Bb	271,780	5,125,917
AMG Advanced Metallurgical Group NV	60,095	2,878,365
Arcadis NVa	174,528	4,035,830
ArcelorMittal[b]	1,536,333	44,054,721
ASM International NV	110,991	7,437,276
ASML Holding NV	855,810	154,331,852
ASR Nederland NV	327,685	13,437,129
BE Semiconductor Industries NV	93,774	7,368,374
BinckBank NV	339,763	1,731,655
Boskalis Westminster	201,519	7,207,118
Brunel International NVa	97,797	1,662,788

Security	Shares	Value
Corbion NV	147,203	$4,919,880
Eurocommercial Properties NV	119,375	4,971,606
Fugro NV CVA[a,b]	239,449	3,086,539
Heineken Holding NV	264,286	24,538,032
Heineken NV	594,830	57,971,959
IMCD Group NV	130,732	8,223,997
ING Groep NV	8,867,472	163,836,350
Intertrust NVd	156,000	2,398,865
InterXion Holding NVb	186,089	9,935,292
Koninklijke Ahold Delhaize NV	2,947,817	55,477,226
Koninklijke BAM Groep NV	570,738	3,224,674
Koninklijke DSM NV	411,442	35,104,615
Koninklijke KPN NV	7,801,665	26,938,459
Koninklijke Philips NV	2,148,088	87,471,914
Koninklijke Vopak NV	168,679	7,304,984
NN Group NV	722,927	30,284,568
NSI NV	58,596	2,222,250
NXP Semiconductors NVb	795,526	93,116,318
OCI NVa,b	177,775	4,217,571
Philips Lighting NVa,d	213,531	8,090,689
PostNL NV	1,007,349	4,296,224
Randstad Holding NV	280,192	17,240,958
Refresco Group NVd	169,464	3,918,729
RELX NV	2,268,985	51,252,693
Rhi Magnesita NVb	73,523	3,265,001
SBM Offshore NV	455,224	8,124,398
SNS REAAL NVa,b,c	3,991	—
TKH Group NV	104,633	7,051,464
TomTom NVb	322,551	3,674,891
Unilever NV CVA	3,735,133	217,148,776
VastNed Retail NV	65,089	2,849,520
Wereldhave NV	92,003	4,181,584
Wessanen[a]	190,048	3,609,868
Wolters Kluwer NV	700,379	34,333,344

		1,401,009,513
NEW ZEALAND — 0.28%
a2 Milk Co. Ltd.[a,b]	1,760,164	10,454,292
Air New Zealand Ltd.	1,452,999	3,284,745
Argosy Property Ltd.	1,666,288	1,181,443
Auckland International Airport Ltd.	2,139,156	9,129,625
Chorus Ltd.	927,735	2,551,714
Contact Energy Ltd.	1,649,623	6,497,929
Fisher & Paykel Healthcare Corp. Ltd.	1,312,836	11,916,501
Fletcher Building Ltd.	1,581,057	7,971,641
Freightways Ltd.	316,796	1,662,382
Genesis Energy Ltd.	1,223,040	2,052,717
Goodman Property Trust	1,843,543	1,654,425
Infratil Ltd.	1,217,231	2,680,874
Kiwi Property Group Ltd.	2,638,067	2,394,551
Mercury NZ Ltd.	1,707,384	3,848,128
Meridian Energy Ltd.	2,920,885	5,702,716
Metlifecare Ltd.	351,630	1,392,311
Precinct Properties New Zealand Ltd.	2,059,647	1,827,195
Ryman Healthcare Ltd.	937,436	5,972,374
Sky Network Television Ltd.	950,250	1,627,422
SKYCITY Entertainment Group Ltd.	1,423,824	3,794,271
Spark New Zealand Ltd.	4,051,969	10,214,952
Summerset Group Holdings Ltd.	477,851	1,594,204
Trade Me Group Ltd.	844,340	2,608,653
Xero Ltd.[b]	222,821	5,250,939

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Z Energy Ltd.	933,924	$4,715,214

		111,981,218
NORWAY — 0.82%
Aker ASA Class A	71,565	3,236,296
Aker BP ASA	259,549	5,957,455
Aker Solutions ASA[b]	513,121	2,810,849
Atea ASA	244,279	3,075,170
Austevoll Seafood ASA	271,644	2,714,149
Bakkafrost P/F	112,702	5,026,334
Borregaard ASA	320,219	3,082,077
BW LPG Ltd.[a,b,d]	329,101	1,233,641
DNB ASA	2,239,742	43,114,602
DNO ASA[b]	1,865,375	2,257,081
Entra ASA[d]	299,749	4,121,507
Frontline Ltd./Bermuda[a]	253,534	1,549,359
Gjensidige Forsikring ASA	473,559	8,895,980
Hoegh LNG Holdings Ltd.[a]	156,307	1,236,984
Leroy Seafood Group ASA	726,257	4,354,755
Marine Harvest ASA	903,533	17,613,698
Nordic Semiconductor ASA[a,b]	365,108	1,825,116
Norsk Hydro ASA	3,083,591	23,799,945
Norwegian Air Shuttle ASA[a,b]	84,370	2,382,022
Norwegian Finans Holding ASA[b]	305,513	3,808,691
Norwegian Property ASA	694,379	852,920
Opera Software ASA	342,409	979,280
Orkla ASA	1,849,067	18,068,286
Protector Forsikring ASA[a]	190,275	2,069,748
REC Silicon ASA[a,b]	9,185,634	1,201,265
Salmar ASA	129,779	3,865,501
Schibsted ASA	171,259	4,408,163
Schibsted ASA Class B	230,441	5,393,546
SpareBank 1 SMN	406,021	4,205,659
Statoil ASA	2,625,958	53,084,669
Stolt-Nielsen Ltd.[a]	65,322	918,128
Storebrand ASA	1,070,078	9,148,481
Subsea 7 SA	673,215	11,297,183
Telenor ASA	1,713,095	36,326,768
TGS Nopec Geophysical Co. ASA	295,921	6,781,455
Thin Film Electronics ASA[a,b]	2,547,376	756,563
XXL ASA[a,d]	297,396	3,198,627
Yara International ASA	414,884	19,664,383

		324,316,336
PORTUGAL — 0.19%
Altri SGPS SA	290,668	1,857,296
Banco Comercial Portugues SAb	22,789,530	6,809,732
CTT-Correios de Portugal SA	445,401	2,623,406
EDP — Energias de Portugal SA	5,393,257	19,244,444
Galp Energia SGPS SA	1,151,662	21,412,392
Jeronimo Martins SGPS SA	602,540	10,950,091
Navigator Co. SA (The)	612,775	3,125,959
NOS SGPS SA	640,940	3,840,834
REN — Redes Energeticas Nacionais SGPS SAa	1,085,354	3,447,973
Sonae SGPS SA	2,604,643	3,119,238

		76,431,365

Security	Shares	Value
SINGAPORE — 1.34%
Accordia Golf Trust	3,507,100	$1,930,655
Ascendas REIT	5,497,400	11,056,133
Ascott Residence Trust[a]	3,360,363	2,947,470
Asian Pay Television Trust	5,367,600	2,285,091
Boustead Singapore Ltd.	323,700	213,836
Cache Logistics Trust[a]	4,679,498	2,816,492
CapitaLand Commercial Trust	5,688,855	7,244,688
CapitaLand Ltd.	5,963,900	16,065,409
CapitaLand Mall Trust	5,535,900	8,207,955
CapitaLand Retail China Trust	2,041,520	2,487,466
CDL Hospitality Trusts	2,468,000	2,961,817
Chip Eng Seng Corp. Ltd.	3,546,600	2,499,072
City Developments Ltd.	951,800	9,040,144
ComfortDelGro Corp. Ltd.	4,981,500	7,385,959
COSCO Shipping International Singapore Co. Ltd.[a,b]	3,180,400	676,979
CWT Ltd.[a]	829,900	1,419,309
DBS Group Holdings Ltd.	4,102,400	68,594,151
ESR-REIT	4,340,200	1,768,064
First REIT	1,274,100	1,295,235
First Resources Ltd.[a]	1,358,200	1,963,927
Frasers Centrepoint Trust	1,663,000	2,648,789
Frasers Commercial Trust	2,148,800	2,184,445
Genting Singapore PLC	14,046,400	12,578,250
Global Logistic Properties Ltd.	6,454,500	15,728,817
Golden Agri-Resources Ltd.	17,052,100	4,943,907
Hutchison Port Holdings Trust	12,521,400	5,384,202
Hyflux Ltd.[a,b]	3,082,800	1,108,758
Jardine Cycle & Carriage Ltd.	234,232	6,772,166
Keppel Corp. Ltd.	3,267,100	17,985,357
Keppel REIT	4,546,580	3,921,192
Lippo Malls Indonesia Retail Trust	7,017,100	2,240,486
M1 Ltd./Singapore[a]	1,325,300	1,750,984
Mapletree Commercial Trust	4,766,553	5,440,392
Mapletree Greater China Commercial Trust	4,341,200	3,744,062
Mapletree Industrial Trust	3,147,400	4,481,765
Mapletree Logistics Trust	4,625,080	4,311,400
Midas Holdings Ltd.[a,b]	4,129,700	636,551
OUE Hospitality Trust	3,118,400	1,842,566
Oversea-Chinese Banking Corp. Ltd.	7,169,100	62,619,121
Parkway Life REIT	1,247,800	2,610,269
Raffles Medical Group Ltd.[a]	3,119,600	2,587,454
Sabana Shari’ah Compliant Industrial REIT	4,018,880	1,356,932
SATS Ltd.	1,611,300	5,558,654
SembCorp Industries Ltd.	2,315,300	5,608,111
Sembcorp Marine Ltd.[a]	2,010,100	2,847,543
Singapore Airlines Ltd.	1,290,600	9,728,760
Singapore Exchange Ltd.	1,844,400	10,383,550
Singapore Post Ltd.[a]	3,980,000	3,753,890
Singapore Press Holdings Ltd.[a]	1,402,300	2,779,074
Singapore Technologies Engineering Ltd.	3,867,000	9,877,540
Singapore Telecommunications Ltd.	18,460,700	50,812,995
Soilbuild Business Space REIT	3,427,290	1,660,314
Starhill Global REIT	4,779,800	2,701,443
StarHub Ltd.[a]	1,208,700	2,333,295
Suntec REIT	5,418,400	7,755,343
United Engineers Ltd.	1,349,100	2,614,228
United Overseas Bank Ltd.	3,008,500	54,366,757
UOL Group Ltd.	1,097,500	7,282,296
Venture Corp. Ltd.	711,000	10,171,308
Wilmar International Ltd.	3,817,600	9,499,166
Wing Tai Holdings Ltd.	1,116,900	1,967,528

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Yangzijiang Shipbuilding Holdings Ltd.	5,654,100	$6,536,412
Yanlord Land Group Ltd.	2,152,200	2,827,685

		530,803,609
SPAIN — 3.25%
Abertis Infraestructuras SA	1,592,817	34,457,601
Acciona SA	75,049	6,217,028
Acerinox SA	403,066	5,791,920
ACS Actividades de Construccion y Servicios SA	577,287	22,767,841
Aena SME SAd	160,806	29,504,623
Almirall SAa	189,868	1,838,062
Amadeus IT Group SA	1,011,075	68,609,864
Applus Services SA	409,739	5,727,905
Atresmedia Corp. de Medios de Comunicacion SA	287,912	2,958,255
Axiare Patrimonio SOCIMI SA	206,026	3,864,161
Banco Bilbao Vizcaya Argentaria SA	15,409,171	134,865,206
Banco de Sabadell SA	12,387,430	24,806,434
Banco Santander SA	37,053,923	251,355,412
Bankia SA	2,428,980	11,598,695
Bankinter SA	1,676,930	15,829,530
Bolsas y Mercados Espanoles SHMSF SAa	1,895	65,113
CaixaBank SA	8,384,376	39,245,325
Cellnex Telecom SAa,d	346,919	8,614,314
Cia. de Distribucion Integral Logista Holdings SA	144,570	3,387,704
CIE Automotive SA	159,484	4,741,383
Codere SA/Spain[b]	2,220,796	983,104
Construcciones y Auxiliar de Ferrocarriles SA	74,198	3,055,546
Corp Financiera Alba SA	50,766	2,977,691
Distribuidora Internacional de Alimentacion SA	1,520,190	7,437,970
Ebro Foods SA	153,804	3,700,838
Enagas SA	326,933	9,418,682
Ence Energia y Celulosa SA	637,097	3,696,087
Endesa SA	733,436	16,789,279
Euskaltel SAd	309,132	2,476,208
Faes Farma SA	805,357	2,730,164
Ferrovial SA	1,170,312	25,426,568
Gas Natural SDG SA	804,661	17,219,850
Grifols SA	719,920	22,539,276
Grupo Catalana Occidente SA	117,587	4,949,195
Hispania Activos Inmobiliarios SOCIMI SA	286,725	4,945,170
Iberdrola SA	13,177,775	106,508,346
Indra Sistemas SAb	339,047	4,873,964
Industria de Diseno Textil SA	2,509,098	93,812,835
Inmobiliaria Colonial SOCIMI SA	700,393	6,665,273
International Consolidated Airlines Group SA	1,513,849	12,785,797
Lar Espana Real Estate SOCIMI SA	321,361	3,153,688
Liberbank SAb	1,629,969	753,836
Mapfre SA	2,869,457	9,389,851
Mediaset Espana Comunicacion SA	423,289	4,601,707
Melia Hotels International SA	315,791	4,322,598
Merlin Properties SOCIMI SA	789,896	10,425,745
NH Hotel Group SAa	604,277	3,822,462
Obrascon Huarte Lain SAb	391,591	2,199,719
Pharma Mar SAb	556,690	2,127,132
Prosegur Cia. de Seguridad SA	724,939	5,531,591
Red Electrica Corp. SA	994,447	22,022,723
Repsol SA	2,855,915	53,514,762
Sacyr SAb	1,051,329	2,700,564
Siemens Gamesa Renewable Energy SA	579,543	8,405,475
Tecnicas Reunidas SAa	83,224	2,678,778

Security	Shares	Value
Telefonica SA	10,406,732	$109,182,634
Tubacex SAa,b	522,691	1,857,172
Viscofan SA	93,448	5,658,659
Zardoya Otis SA	526,053	5,699,276

		1,287,286,591
SWEDEN — 3.19%
AAK AB	72,030	5,824,830
AF AB Class B	192,711	3,970,789
Ahlsell ABd	558,239	3,694,121
Alfa Laval AB	680,572	17,242,328
Assa Abloy AB Class B	2,311,331	48,784,274
Atlas Copco AB Class A	1,533,573	67,264,866
Atlas Copco AB Class B	908,815	36,095,103
Attendo ABd	307,923	3,621,087
Avanza Bank Holding ABa	73,962	2,787,335
Axfood AB	260,002	4,702,012
Betsson ABa	290,471	2,279,551
Bilia AB Class A	246,111	2,204,822
BillerudKorsnas AB	417,526	7,186,686
BioGaia AB Class B	41,068	1,493,730
Boliden AB	635,504	22,241,653
Bonava AB Class B	232,645	3,387,494
Bravida Holding ABd	505,963	3,453,951
Byggmax Group ABa	257,897	1,755,910
Castellum AB	614,275	9,854,169
Clas Ohlson AB Class B	119,950	2,073,958
Cloetta AB Class B	655,089	2,214,460
Com Hem Holding AB	423,823	6,363,572
Dometic Group ABd	717,695	6,240,975
Duni AB	86,585	1,290,222
Electrolux AB Class B	557,587	19,714,488
Elekta AB Class B	896,705	8,622,369
Essity AB Class Bb	1,444,415	43,185,106
Evolution Gaming Group ABd	53,915	3,867,264
Fabege AB	312,474	6,598,987
Fastighets AB Balder Class Bb	248,015	6,458,261
Fingerprint Cards AB Class Ba,b	835,772	2,065,520
Getinge AB Class B	526,252	10,359,341
Granges AB	208,262	2,158,046
Hemfosa Fastigheter AB	378,887	4,602,691
Hennes & Mauritz AB Class B	2,187,421	54,921,987
Hexagon AB Class B	610,146	31,287,857
Hexpol AB	597,992	6,050,064
Hoist Finance ABa,d	215,179	2,261,850
Holmen AB Class B	122,642	6,028,236
Hufvudstaden AB Class A	282,299	4,646,647
Husqvarna AB Class B	976,791	9,544,125
ICA Gruppen AB	183,956	6,785,352
Industrivarden AB Class C	378,408	9,727,108
Indutrade AB	232,476	6,447,948
Intrum Justitia ABa	179,840	6,302,713
Investor AB Class B	1,036,929	51,389,408
Inwido AB	171,729	1,892,305
JM AB	176,645	4,660,990
Kambi Group PLC[b]	89,065	936,205
Kindred Group PLC	543,726	6,942,869
Kinnevik AB Class B	534,138	17,526,423
Klovern AB Class B	1,455,988	1,960,031
Kungsleden AB	525,242	3,748,681
L E Lundbergforetagen AB Class B	98,223	7,667,256
Lindab International AB	214,873	1,770,974
Loomis AB Class B	185,910	7,459,228

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Lundin Petroleum ABb	473,760	$11,142,567
Mekonomen AB	71,627	1,445,921
Millicom International Cellular SA SDR	155,948	9,975,173
Modern Times Group MTG AB Class B	141,227	5,388,077
Mycronic ABa	203,332	2,416,629
NCC AB Class B	218,355	4,713,054
NetEnt AB	463,774	3,675,602
Nibe Industrier AB Class B	908,842	9,091,894
Nobia AB	262,791	2,156,495
Nordea Bank AB	6,987,155	84,462,133
Oriflame Holding AG	100,881	3,635,514
Pandox AB	168,989	3,080,308
Peab AB	467,430	4,536,502
Ratos AB Class B	502,852	2,414,012
Rezidor Hotel Group AB	297,145	1,064,807
Saab AB	168,207	8,595,398
Sandvik AB	2,625,549	47,952,226
Scandic Hotels Group ABd	204,816	2,642,219
Securitas AB Class B	738,707	12,962,094
Skandinaviska Enskilda Banken AB Class A	3,490,106	43,022,879
Skanska AB Class B	774,592	16,996,649
SKF AB Class B	908,087	21,119,059
SSAB AB Class Aa,b	576,991	2,832,644
SSAB AB Class Bb	1,223,966	4,934,286
Starbreeze ABa,b	840,609	873,563
Svenska Cellulosa AB SCA Class B	1,460,089	13,708,282
Svenska Handelsbanken AB Class A	3,528,176	50,572,293
Sweco AB Class B	201,410	4,308,814
Swedbank AB Class A	2,078,583	51,593,391
Swedish Match AB	435,880	16,421,385
Swedish Orphan Biovitrum ABa,b	435,988	6,457,693
Tele2 AB Class B	792,027	10,075,596
Telefonaktiebolaget LM Ericsson Class B	7,087,676	44,616,513
Telia Co. AB	5,834,856	27,007,414
Thule Group ABd	264,011	5,906,646
Trelleborg AB Class B	558,151	13,827,435
Vitrolife AB	34,934	2,791,615
Volvo AB Class B	3,588,929	71,120,108
Wallenstam AB Class B	474,025	4,427,812
Wihlborgs Fastigheter AB	196,201	4,659,065

		1,262,241,995
SWITZERLAND — 7.47%
ABB Ltd. Registered	4,507,475	117,932,331
Adecco Group AG Registered	368,456	29,256,914
Allreal Holding AG Registered	30,474	5,099,381
ams AG	153,308	13,988,125
Arbonia AG Registered[a,b]	135,171	2,366,306
Aryzta AGa	214,708	6,821,632
Ascom Holding AG Registered	143,405	3,287,324
Autoneum Holding AG	10,588	2,862,626
Baloise Holding AG Registered	113,113	17,849,794
Banque Cantonale Vaudoise Registered	6,977	5,022,068
Barry Callebaut AG Registered	4,634	7,238,301
Basilea Pharmaceutica AG Registered[a,b]	38,744	3,154,169
BKW AG	50,298	2,941,787
Bossard Holding AG	19,926	4,711,635
Bucher Industries AG Registered	17,199	6,737,770
Burckhardt Compression Holding AGa	9,505	2,834,431
Cembra Money Bank AG	74,851	6,713,161

Security	Shares	Value
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	2,166	$12,548,806
Chocoladefabriken Lindt & Spruengli AG Registered	217	15,077,669
Cie. Financiere Richemont SA Class A Registered	1,191,972	110,013,467
Clariant AG Registered	671,992	16,921,147
Conzzeta AG	4,376	4,302,247
COSMO Pharmaceuticals NV	22,119	3,206,456
Credit Suisse Group AG Registered	5,497,886	86,759,377
Daetwyler Holding AG Bearer	20,816	3,495,785
dormakaba Holding AG Class B	7,763	7,686,678
Dufry AG Registered[b]	84,197	12,543,393
EFG International AG	269,226	2,463,223
Emmi AG	4,938	3,086,250
EMS-Chemie Holding AG Registered	19,126	12,548,559
Flughafen Zurich AG	44,446	9,675,744
Forbo Holding AG Registered	2,904	4,393,291
GAM Holding AG	388,396	6,058,946
Geberit AG Registered	83,313	37,744,935
Georg Fischer AG Registered	9,600	11,836,276
Givaudan SA Registered	20,267	45,299,835
Helvetia Holding AG Registered	15,382	8,278,936
Huber & Suhner AG Registered	49,449	2,678,818
Idorsia Ltd.[b]	266,001	5,243,699
Implenia AG Registered	51,000	3,225,873
Inficon Holding AG Registered	6,778	4,212,451
Intershop Holdings AG	4,993	2,454,424
Julius Baer Group Ltd.	509,354	30,148,361
Komax Holding AG Registered[a]	13,353	3,824,520
Kudelski SA Bearer[a]	156,350	1,921,436
Kuehne + Nagel International AG Registered	119,948	20,962,020
LafargeHolcim Ltd. Registered	1,040,869	58,841,260
Leonteq AGa,b	26,147	1,643,368
Logitech International SA Registered	375,048	13,409,621
Lonza Group AG Registered	177,661	47,231,305
Meyer Burger Technology AGa,b	1,861,228	3,472,998
Mobilezone Holding AG	215,524	2,691,888
Mobimo Holding AG Registered	19,304	4,880,225
Nestle SA Registered	7,126,179	599,805,797
Novartis AG Registered	5,101,341	420,676,395
OC Oerlikon Corp. AG Registered	488,696	7,844,238
Panalpina Welttransport Holding AG Registered[a]	26,268	3,618,175
Pargesa Holding SA Bearer	86,963	7,289,084
Partners Group Holding AG	40,385	27,185,328
PSP Swiss Property AG Registered	92,309	8,130,749
Rieter Holding AG Registered	13,645	3,193,598
Roche Holding AG	1,609,130	372,095,170
Schindler Holding AG Participation Certificates	87,391	19,822,537
Schindler Holding AG Registered	50,890	11,247,058
Schmolz + Bickenbach AG Registered[b]	1,463,811	1,351,029
Schweiter Technologies AG Bearer	3,128	3,840,963
SFS Group AG	47,684	5,654,343
SGS SA Registered	12,268	30,325,393
Siegfried Holding AG Registered	13,632	4,266,838
Sika AG Bearer	5,019	37,184,305
Sonova Holding AG Registered	120,095	21,698,545
St Galler Kantonalbank AG Registered	6,724	3,038,886
Straumann Holding AG Registered	23,344	16,311,292
Sulzer AG Registered	32,961	4,225,939
Sunrise Communications Group AGd	77,537	6,456,231
Swatch Group AG (The) Bearer	68,654	26,929,890
Swatch Group AG (The) Registered	132,084	9,964,604
Swiss Life Holding AG Registered	72,303	25,155,177
Swiss Prime Site AG Registered	126,886	10,839,028
Swiss Re AG	726,666	68,416,537
Swisscom AG Registered	55,659	28,142,191

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Swissquote Group Holding SA Registered	46,761	$1,625,470
Tecan Group AG Registered	28,917	6,121,074
Temenos Group AG Registered	153,626	17,754,530
u-blox Holding AG	17,346	3,407,250
UBS Group AG	8,365,376	142,500,085
Valiant Holding AG Registered	47,861	4,931,104
Valora Holding AG Registered	10,663	3,420,440
VAT Group AGd	53,031	6,910,842
Vifor Pharma AG	111,456	14,345,711
Vontobel Holding AG Registered	71,550	4,453,930
VZ Holding AG	7,782	2,691,457
Ypsomed Holding AGa	10,899	1,899,234
Zehnder Group AG	42,801	1,571,546
Zurich Insurance Group AG	340,171	103,914,596

		2,959,857,631
UNITED KINGDOM — 17.65%
3i Group PLC	2,227,899	28,431,570
888 Holdings PLC	490,914	1,634,337
AA PLC	1,559,877	3,548,376
Abcam PLC	472,989	6,249,655
Acacia Mining PLC	439,633	1,052,611
Admiral Group PLC	485,122	12,394,756
Advanced Medical Solutions Group PLC	889,726	4,093,940
Aggreko PLC	595,875	7,414,412
Aldermore Group PLC[b]	822,541	3,287,805
Allied Minds PLC[a,b]	207,270	481,678
Amerisur Resources PLC[a,b]	3,850,466	997,080
Anglo American PLC	3,049,235	57,499,120
Antofagasta PLC	893,086	11,320,124
AO World PLC[a,b]	837,779	1,223,782
Ascential PLC	1,070,475	4,789,162
Ashmore Group PLC	925,188	4,728,897
Ashtead Group PLC	1,136,155	29,269,902
ASOS PLC[b]	123,885	9,372,315
Associated British Foods PLC	814,171	36,024,883
Assura PLC	5,031,045	4,035,312
AstraZeneca PLC	2,893,860	193,374,901
Auto Trader Group PLC[d]	2,266,151	10,306,979
AVEVA Group PLC	171,250	5,737,594
Aviva PLC	9,179,746	61,560,763
B&M European Value Retail SA	1,866,180	9,845,869
Babcock International Group PLC	568,325	6,128,226
BAE Systems PLC	7,213,764	56,854,469
Balfour Beatty PLC	1,699,150	6,182,502
Barclays PLC	39,154,382	96,684,868
Barratt Developments PLC	2,383,358	20,714,807
BBA Aviation PLC	2,329,991	9,845,468
Beazley PLC	1,349,061	9,055,964
Bellway PLC	287,689	13,944,344
Berkeley Group Holdings PLC	296,989	14,754,008
BGEO Group PLC	95,309	4,505,737
BHP Billiton PLC	4,816,214	87,141,341
Big Yellow Group PLC	393,677	4,064,643
Bodycote PLC	470,594	5,855,553
boohoo.com PLC[b]	1,791,700	4,770,475
Booker Group PLC	3,780,759	10,101,571
Bovis Homes Group PLC	320,489	5,004,981
BP PLC	45,051,639	305,234,067
Brewin Dolphin Holdings PLC	954,563	4,477,208

Security	Shares	Value
British American Tobacco PLC	5,275,382	$341,235,336
British Land Co. PLC (The)	2,139,142	17,072,458
Britvic PLC	610,190	6,133,988
BT Group PLC	19,346,138	66,872,938
BTG PLC[b]	912,514	9,136,773
Bunzl PLC	753,992	23,479,646
Burberry Group PLC	996,519	25,169,701
Burford Capital Ltd.	474,001	7,805,180
Cairn Energy PLC[b]	1,802,908	5,061,282
Cairn Homes PLC[b]	2,032,349	4,220,220
Capita PLC	1,554,250	10,815,189
Capital & Counties Properties PLC	1,752,909	6,189,558
Card Factory PLC	874,318	3,644,540
Carnival PLC	421,945	27,797,582
Centamin PLC	2,581,377	4,775,122
Centrica PLC	12,559,092	28,318,998
Chemring Group PLC	939,335	2,151,749
Chesnara PLC	432,883	2,213,162
Cineworld Group PLC	485,547	4,284,580
Clinigen Healthcare Ltd.[b]	262,629	4,104,886
Close Brothers Group PLC	355,043	6,548,852
Cobham PLC[b]	5,623,133	10,379,468
Coca-Cola European Partners PLC	506,603	20,782,735
Coca-Cola HBC AG	423,676	14,318,700
Compass Group PLC	3,604,021	79,111,956
ConvaTec Group PLC[d]	3,089,401	8,036,939
Countryside Properties PLC[d]	731,550	3,452,577
Crest Nicholson Holdings PLC	616,712	4,639,426
Croda International PLC	294,336	16,353,737
CVS Group PLC	174,086	3,282,722
CYBG PLC[a,b]	2,058,991	8,612,851
Daily Mail & General Trust PLC Class A NVS	689,421	6,349,111
Dairy Crest Group PLC[a]	477,183	3,849,579
Dart Group PLC	316,321	2,520,352
DCC PLC	196,982	18,676,982
De La Rue PLC	327,179	3,041,343
Debenhams PLC	4,138,402	2,404,322
Dechra Pharmaceuticals PLC	244,163	6,666,301
Derwent London PLC	241,119	8,568,395
DFS Furniture PLC	688,267	1,910,228
Diageo PLC	5,734,621	195,865,362
Dialight PLC[b]	92,943	792,380
Dignity PLC	130,121	4,186,805
Diploma PLC	324,912	4,655,530
Direct Line Insurance Group PLC	3,207,305	15,831,234
Dixons Carphone PLC	2,287,172	5,266,594
Domino’s Pizza Group PLC	1,231,340	5,489,228
Drax Group PLC	1,005,098	3,707,854
DS Smith PLC	2,197,812	15,205,833
Dunelm Group PLC	296,484	2,882,002
easyJet PLC	371,036	6,597,488
EI Group PLC[b]	1,529,405	2,731,661
Electrocomponents PLC	1,036,393	9,558,256
Elementis PLC	1,165,682	4,400,874
EnQuest PLC ADR[a,b]	3,909,885	1,336,975
Entertainment One Ltd.	975,888	3,662,301
Equiniti Group PLC[d]	600,000	2,413,418
Essentra PLC	616,058	4,352,264
esure Group PLC	947,282	3,377,579
Evraz PLC	853,866	3,271,278
Experian PLC	2,148,241	45,244,744
Faroe Petroleum PLC[b]	1,617,226	2,179,810
Fenner PLC	597,391	2,734,922
Ferguson PLC	567,359	39,667,815

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Fevertree Drinks PLC	231,584	$6,522,757
FirstGroup PLC[b]	2,928,306	4,277,511
Foxtons Group PLC[a]	856,927	901,831
Fresnillo PLC	511,725	8,847,683
G4S PLC	3,576,035	13,344,123
Galliford Try PLC	228,964	3,709,445
Genus PLC	175,793	5,488,279
GKN PLC	3,798,377	15,989,662
GlaxoSmithKline PLC	11,194,691	201,805,920
Glencore PLC	28,012,296	135,032,182
Go-Ahead Group PLC	131,258	3,085,184
Gocompare.Com Group PLC	1,477,590	1,996,505
Grafton Group PLC	514,800	5,622,849
Grainger PLC	1,155,236	4,270,925
Great Portland Estates PLC	766,470	6,325,841
Greencore Group PLC	1,716,135	4,393,801
Greene King PLC[a]	707,279	5,081,243
Greggs PLC	287,298	4,860,534
GVC Holdings PLC	634,612	7,900,626
Halfords Group PLC	567,349	2,490,025
Halma PLC	880,129	13,814,837
Hammerson PLC	1,666,086	11,593,396
Hansteen Holdings PLC	2,300,695	4,185,637
Hargreaves Lansdown PLC	600,168	12,608,437
Hastings Group Holdings PLC[d]	200,000	836,875
Hays PLC	3,331,771	8,247,133
Helical PLC	341,876	1,393,763
Hikma Pharmaceuticals PLC[a]	336,786	5,205,818
Hill & Smith Holdings PLC	210,196	3,690,098
Hiscox Ltd.	699,189	13,258,816
Hochschild Mining PLC	667,583	1,953,884
Homeserve PLC	703,681	7,998,924
Howden Joinery Group PLC	1,416,582	7,714,601
HSBC Holdings PLC	46,135,163	449,870,527
Hunting PLC[b]	459,044	3,191,192
Ibstock PLC[d]	963,317	3,173,788
IG Group Holdings PLC	861,830	7,479,097
Imagination Technologies Group PLC[b]	1,001,950	2,401,625
IMI PLC	607,037	9,850,728
Imperial Brands PLC	2,186,458	89,152,227
Inchcape PLC	963,040	9,994,366
Indivior PLC[b]	1,740,827	8,590,398
Informa PLC	1,833,854	16,973,816
Inmarsat PLC	1,039,791	8,574,713
InterContinental Hotels Group PLC	402,889	22,320,898
Intermediate Capital Group PLC	687,241	8,879,814
International Personal Finance PLC	725,619	1,948,853
Intertek Group PLC	364,054	26,226,933
Intu Properties PLC	1,983,880	5,690,509
Investec PLC	1,486,911	10,178,777
ITE Group PLC	955,024	2,254,270
ITV PLC	8,237,261	17,994,123
IWG PLC	1,599,874	4,576,289
J D Wetherspoon PLC	257,245	4,253,028
J Sainsbury PLC	3,640,636	11,723,869
JD Sports Fashion PLC	1,072,902	5,094,945
John Laing Group PLC[d]	1,042,380	3,953,359
John Menzies PLC	263,327	2,447,797
John Wood Group PLC	1,552,578	14,669,330
Johnson Matthey PLC	433,388	19,458,260
Jupiter Fund Management PLC	1,015,154	8,014,303

Security	Shares	Value
Just Eat PLC[b]	1,279,300	$13,251,009
Just Group PLC	1,490,822	3,052,756
KAZ Minerals PLC[b]	619,330	6,686,435
Kcom Group PLC	2,040,896	2,913,475
Keller Group PLC	224,286	2,789,279
Kier Group PLC	272,688	3,766,009
Kingfisher PLC	5,037,289	20,910,663
Ladbrokes Coral Group PLC	3,077,951	5,207,306
Laird PLC	1,359,917	2,943,621
Lancashire Holdings Ltd.	525,238	5,241,639
Land Securities Group PLC	1,650,776	21,176,161
Legal & General Group PLC	13,486,614	47,818,521
Lloyds Banking Group PLC	166,349,792	150,855,563
London Stock Exchange Group PLC	741,237	37,020,508
LondonMetric Property PLC	1,920,477	4,498,727
Lookers PLC	939,702	1,310,272
Majestic Wine PLC[a]	265,432	1,305,941
Man Group PLC	3,783,841	9,727,924
Marks & Spencer Group PLC	3,655,550	16,703,957
Marshalls PLC	512,958	3,247,199
Marston’s PLC	2,019,751	2,859,150
McCarthy & Stone PLC[d]	1,298,761	2,759,505
Meggitt PLC	1,735,929	11,952,608
Melrose Industries PLC	4,473,147	13,062,321
Merlin Entertainments PLC[d]	1,625,172	8,175,066
Metro Bank PLC[a,b]	173,975	8,217,745
Micro Focus International PLC	1,006,704	35,359,769
Mitchells & Butlers PLC	594,518	2,017,148
Mitie Group PLC	1,005,025	3,163,058
Mondi PLC	818,248	19,786,859
Moneysupermarket.com Group PLC	1,300,291	5,610,121
Morgan Advanced Materials PLC	932,579	3,888,635
N Brown Group PLC	460,462	1,841,750
National Express Group PLC	1,073,489	5,238,861
National Grid PLC	7,812,548	93,994,588
NewRiver REIT PLC	728,335	3,239,129
NEX Group PLC	780,039	6,572,489
Next PLC	342,214	22,363,156
NMC Health PLC	203,001	7,796,118
Northgate PLC	442,972	2,635,338
Ocado Group PLC[a,b]	1,298,425	4,960,651
Old Mutual PLC	11,264,192	28,570,337
OneSavings Bank PLC	405,888	2,188,337
Ophir Energy PLC[b]	2,404,895	2,083,812
Oxford Instruments PLC	168,429	2,125,940
P2P Global Investments PLC/Fund	244,445	2,553,065
Pagegroup PLC	818,033	5,080,660
Paragon Banking Group PLC	749,452	4,729,358
Paysafe Group PLC[b]	1,159,308	9,021,493
Pearson PLC	1,871,433	17,483,176
Pennon Group PLC	987,293	10,409,947
Persimmon PLC	699,179	26,015,876
Petra Diamonds Ltd.[b]	1,512,476	1,546,540
Petrofac Ltd.	595,831	3,317,645
Pets at Home Group PLC[a]	1,151,480	2,692,760
Phoenix Group Holdings	817,589	8,218,884
Playtech PLC	664,266	8,679,987
Plus500 Ltd.	248,190	3,378,237
Polypipe Group PLC	631,645	3,460,023
Premier Foods PLC[b]	2,479,887	1,292,568
Primary Health Properties PLC[a]	1,950,694	3,069,654
Provident Financial PLC[a]	361,467	4,471,296
Prudential PLC	5,892,358	144,914,573
Purplebricks Group PLC[a,b]	540,670	2,611,664

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
PZ Cussons PLC	711,459	$3,122,506
QinetiQ Group PLC	1,485,418	4,815,024
Randgold Resources Ltd.	211,708	20,790,139
Rathbone Brothers PLC	144,393	4,910,635
Reckitt Benckiser Group PLC	1,545,340	138,211,315
Redde PLC	895,707	1,804,998
Redefine International PLC/Isle of Man	4,476,760	2,212,103
Redrow PLC	572,765	4,951,530
RELX PLC	2,455,725	56,514,547
Renewi PLC	2,390,573	3,295,197
Renishaw PLC	98,689	6,493,732
Rentokil Initial PLC	4,338,258	19,345,414
Restaurant Group PLC (The)	525,368	2,118,802
Rightmove PLC	221,326	12,209,022
Rio Tinto PLC	2,823,072	133,029,733
Rolls-Royce Holdings PLC	3,805,394	49,169,345
Rolls-Royce Holdings PLC New[b]	174,760,854	232,074
Rotork PLC	2,026,295	7,068,784
Royal Bank of Scotland Group PLC[b]	8,159,822	30,611,252
Royal Dutch Shell PLC Class A ADR	10,287,773	323,166,459
Royal Dutch Shell PLC Class B	8,709,502	280,065,589
Royal Mail PLC	1,986,618	9,877,162
RPC Group PLC	942,202	11,792,539
RPS Group PLC	701,070	2,739,427
RSA Insurance Group PLC	2,311,823	19,310,218
Safestore Holdings PLC	641,385	3,791,892
Saga PLC	2,713,781	6,886,799
Sage Group PLC (The)	2,440,658	24,162,203
Savills PLC	362,801	4,495,025
Schroders PLC	295,449	13,704,496
Segro PLC	2,142,320	15,447,782
Senior PLC	1,181,693	4,524,090
Serco Group PLC[b]	2,824,796	4,373,887
Severn Trent PLC	527,640	14,791,353
Shaftesbury PLC	568,105	7,468,713
Shire PLC	2,094,312	103,486,335
SIG PLC	1,512,122	3,463,840
Sirius Minerals PLC[a,b]	9,620,486	3,423,842
Sky PLC[b]	2,318,604	29,034,893
Smith & Nephew PLC	1,955,000	36,891,201
Smiths Group PLC	869,253	18,134,448
SOCO International PLC	595,482	921,248
Sophos Group PLC[d]	753,752	6,215,872
Sound Energy PLC[a,b]	1,980,965	1,433,690
Spectris PLC	275,742	9,373,998
Spirax-Sarco Engineering PLC	168,856	12,669,133
Spire Healthcare Group PLC[d]	754,674	2,976,445
Sports Direct International PLC[a,b]	592,769	3,112,462
SSE PLC	2,291,729	42,058,449
SSP Group PLC	1,197,732	9,304,595
ST Modwen Properties PLC	615,342	3,110,867
St. James’s Place PLC	1,195,697	18,688,720
Stagecoach Group PLC	1,185,889	2,626,770
Standard Chartered PLC[b]	7,518,457	74,920,989
Standard Life Aberdeen PLC	6,059,921	34,587,194
Stobart Group Ltd.	953,814	3,583,262
Stock Spirits Group PLC	702,388	2,350,496
SuperGroup PLC	138,755	3,416,177
Synthomer PLC	701,764	4,564,485
TalkTalk Telecom Group PLC[a]	1,423,503	4,035,880
Tate & Lyle PLC	1,094,138	9,393,395

Security	Shares	Value
Taylor Wimpey PLC	7,394,103	$19,588,914
Ted Baker PLC	90,406	3,325,516
Telecom Plus PLC	206,283	3,341,991
Tesco PLC	18,740,571	45,144,210
Thomas Cook Group PLC	3,619,331	5,757,939
TP ICAP PLC	1,331,680	9,628,967
Travis Perkins PLC	571,036	11,526,276
Tritax Big Box REIT PLC	3,328,364	6,510,518
TUI AG	996,625	17,999,177
Tullow Oil PLC[b]	3,170,424	7,662,504
UBM PLC	890,285	8,317,161
UDG Healthcare PLC	609,525	7,483,080
Ultra Electronics Holdings PLC	182,442	4,419,077
Unilever PLC	2,921,366	165,632,266
UNITE Group PLC (The)	512,797	4,787,213
United Utilities Group PLC	1,530,500	16,930,130
Vectura Group PLC[a,b]	2,010,255	2,669,520
Vedanta Resources PLC	226,785	2,674,295
Vesuvius PLC	544,161	4,249,000
Victrex PLC	202,024	6,433,304
Virgin Money Holdings UK PLC	753,821	2,921,026
Vodafone Group PLC	60,483,687	173,168,529
Weir Group PLC (The)	493,354	12,795,075
WH Smith PLC	250,372	6,805,900
Whitbread PLC	418,348	20,516,296
William Hill PLC	1,967,427	6,751,077
Wm Morrison Supermarkets PLC	4,916,728	14,638,405
Workspace Group PLC	312,060	3,667,443
Worldpay Group PLC[d]	4,565,728	24,616,031
WPP PLC	2,899,939	51,372,020
ZPG PLC[d]	780,534	3,627,787

		6,992,864,686

TOTAL COMMON STOCKS
(Cost: $35,058,978,363)		39,175,125,014

PREFERRED STOCKS — 0.55%

GERMANY — 0.51%
Bayerische Motoren Werke AG, Preference Shares	117,437	10,249,672
Biotest AG, Preference Shares	88,648	2,344,240
Draegerwerk AG & Co. KGaA, Preference Shares	23,865	2,742,621
Fuchs Petrolub SE, Preference Shares	161,129	9,046,549
Henkel AG & Co. KGaA, Preference Shares	393,198	55,195,745
Jungheinrich AG, Preference Shares	113,340	5,148,061
Porsche Automobil Holding SE, Preference Shares	340,324	24,703,448
Sartorius AG, Preference Shares[a]	83,627	7,794,676
Schaeffler AG, Preference Shares	375,276	5,939,060
Sixt SE, Preference Shares	27,868	1,798,876
STO SE & Co. KGaA, Preference Shares	4,683	709,210
Volkswagen AG, Preference Shares	418,357	75,980,196

		201,652,354
ITALY — 0.04%
Intesa Sanpaolo SpA, Preference Shares	2,117,523	6,680,117

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Telecom Italia SpA/Milano, Preference Shares	13,014,381	$9,255,853

		15,935,970

TOTAL PREFERRED STOCKS
(Cost: $193,074,277)		217,588,324

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Standander SA (Expires 11/01/17)[b]	36,579,371	1,747,138
Ferrovial SA (Expires 11/13/17)[b]	1,170,312	563,066
Liberbank SA (Expires 11/10/17)[b]	1,629,969	586,739

		2,896,943

TOTAL RIGHTS
(Cost: $3,161,450)		2,896,943

WARRANTS — 0.00%

SPAIN — 0.00%
Abengoa SA (Expires 03/31/25)[a,b]	1,476,448	17,200

		17,200

TOTAL WARRANTS
(Cost: $0)		17,200

SHORT-TERM INVESTMENTS — 1.67%

MONEY MARKET FUNDS — 1.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[f,g,h]	586,372,189	586,489,464
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[f,g]	78,215,494	78,215,494

		664,704,958

TOTAL SHORT-TERM INVESTMENTS
(Cost: $664,691,107)		664,704,958

TOTAL INVESTMENTS IN SECURITIES —101.12%
(Cost: $35,919,905,197)		40,060,332,439
Other Assets, Less Liabilities — (1.12)%		(445,300,089)

NET ASSETS — 100.00%		$39,615,032,350

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Schedule 1.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	467,882,832	118,489,357	[a]	—	586,372,189	$586,489,464	$(10,405)	$(41,999)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,930,067	60,285,427	[a]	—	78,215,494	78,215,494	—	—	159,231

						$664,704,958	$(10,405)	$(41,999)	$159,231

[a]	Net of shares purchased and sold.

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
MSCI EAFE E-Mini	2,024	Dec 2017	$203,149	$5,485,952

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$39,173,405,177	$1,431,797	$288,040	$39,175,125,014
Preferred stocks	217,588,324	—	—	217,588,324
Rights	2,896,943	—	—	2,896,943
Warrants	—	17,200	—	17,200
Money market funds	664,704,958	—	—	664,704,958

Total	$40,058,595,402	$1,448,997	$288,040	$40,060,332,439

Derivative financial instruments[a]:
Assets:
Futures contracts	$5,485,952	$—	$—	$5,485,952

Total	$5,485,952	$—	$—	$5,485,952

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

42

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.79%

AUSTRIA — 0.57%
Andritz AG	20,085	$1,135,740
BUWOG AG	26,810	773,312
CA Immobilien Anlagen AG	26,076	744,242
Erste Group Bank AG	73,525	3,159,737
IMMOFINANZ AG	216,006	546,302
Lenzing AG	3,740	506,273
Oesterreichische Post AG	13,245	588,800
OMV AG	40,134	2,411,576
Raiffeisen Bank International AGa	36,979	1,288,483
Schoeller-Bleckmann Oilfield Equipment AGa	3,720	347,296
Telekom Austria AG	57,091	535,524
UNIQA Insurance Group AG	51,929	532,716
Voestalpine AG	27,235	1,498,644
Wienerberger AG	33,055	849,474
Zumtobel Group AG	10,089	172,831

		15,090,950
BELGIUM — 2.04%
Ablynx NVa	25,405	520,734
Ackermans & van Haaren NV	6,793	1,163,681
Ageas	47,639	2,311,175
AGFA-Gevaert NVa	72,532	341,111
Anheuser-Busch InBev SA/NV	185,052	22,646,292
Befimmo SA	9,075	563,906
Bekaert SA	10,156	480,407
bpost SA	24,623	694,597
Cofinimmo SA	6,075	771,047
Colruyt SA	15,425	789,034
Econocom Group SA/NV	57,328	441,310
Elia System Operator SA/NV	9,991	579,623
Euronav NV	55,124	456,838
EVS Broadcast Equipment SA	9,305	350,127
Fagron[a]	16,224	210,453
Galapagos NVa	11,360	1,102,246
Groupe Bruxelles Lambert SA	17,496	1,878,809
Intervest Offices & Warehouses NV	17,514	446,620
Ion Beam Applications	8,401	257,391
KBC Ancora	11,678	696,539
KBC Group NV	60,718	5,044,001
Melexis NV	4,869	487,861
Nyrstar NVa,b	38,644	308,601
Ontex Group NV	23,053	810,904
Orange Belgium SA	15,407	356,904
Proximus SADP	37,127	1,233,089
Sofina SA	3,985	599,324
Solvay SA	17,370	2,580,997
Telenet Group Holding NVa	14,203	982,489
UCB SA	31,418	2,287,159
Umicore SA	48,324	2,160,041
Warehouses De Pauw CVA	4,337	469,013

		54,022,323
DENMARK — 2.95%
Ambu A/S Class B	9,096	838,741

Security	Shares	Value
AP Moller — Maersk A/S Class A	1,130	$2,094,558
AP Moller — Maersk A/S Class B	1,501	2,883,285
Bavarian Nordic A/Sa	9,918	402,148
Carlsberg A/S Class B	25,043	2,860,052
Chr Hansen Holding A/S	24,859	2,175,493
Coloplast A/S Class B	29,588	2,603,240
Danske Bank A/S	179,434	6,845,774
Dfds A/S	9,476	549,637
DSV A/S	46,436	3,591,237
FLSmidth & Co. A/S	10,664	731,234
Genmab A/Sa	16,306	3,293,058
GN Store Nord A/S	38,196	1,263,513
H Lundbeck A/S	18,509	1,099,946
ISS A/S	40,523	1,715,420
Jyske Bank A/S Registered	18,939	1,070,352
Nets A/Sa,c	32,403	827,373
Nilfisk Holding A/Sa	8,639	415,207
NKT A/Sa	8,639	370,169
Novo Nordisk A/S Class B	450,975	22,437,199
Novozymes A/S Class B	56,731	3,133,367
Orsted A/Sc	38,420	2,153,291
Pandora A/S	27,662	2,611,339
Per Aarsleff Holding A/S	14,786	409,719
Rockwool International A/S Class B	2,285	620,652
Royal Unibrew A/S	13,135	756,317
SimCorp A/S	11,697	714,536
Spar Nord Bank A/S	37,233	473,602
Sydbank A/S	22,090	861,799
TDC A/S	188,485	1,114,515
Topdanmark A/Sa	17,391	714,960
Tryg A/S	32,052	763,215
Vestas Wind Systems A/S	54,976	4,849,862
William Demant Holding A/Sa	34,156	985,496

		78,230,306
FINLAND — 1.63%
Amer Sports OYJ	32,476	808,489
Cargotec OYJ Class B	10,748	634,809
Caverion OYJ[a,b]	32,559	246,542
Citycon OYJ	131,520	321,137
Elisa OYJ	34,029	1,371,220
Fortum OYJ	105,103	2,232,076
Huhtamaki OYJ	22,596	962,903
Kemira OYJ	35,122	495,076
Kesko OYJ Class B	16,795	857,940
Kone OYJ Class B	83,600	4,525,705
Konecranes OYJ	16,784	773,498
Metsa Board OYJ	59,118	438,699
Metso OYJ	27,943	1,015,954
Neste OYJ	34,586	1,927,117
Nokia OYJ	1,428,501	7,015,981
Nokian Renkaat OYJ	28,548	1,309,328
Orion OYJ Class B	27,519	1,128,451
Outokumpu OYJ	86,278	816,138
Outotec OYJ[a,b]	45,218	360,045
Sampo OYJ Class A	108,108	5,664,799
Stora Enso OYJ Class R	134,831	2,109,468
Tieto OYJ	17,794	545,383
UPM-Kymmene OYJ	129,810	3,901,531
Uponor OYJ	19,778	398,368

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2017

Security	Shares	Value
Valmet OYJ	36,091	$700,036
Wartsila OYJ Abp	37,062	2,387,598
YIT OYJ	42,871	325,875

		43,274,166
FRANCE — 15.33%
ABC Arbitrage	50,338	362,989
Accor SA	42,363	2,113,940
Aeroports de Paris	8,226	1,385,684
Air France-KLM[a]	44,679	700,056
Air Liquide SA	102,911	13,103,557
Airbus SE	142,510	14,567,993
Alstom SA	37,841	1,531,439
Alten SA	9,379	821,094
Altran Technologies SA	43,321	801,413
APERAM SA	13,321	716,713
Arkema SA	15,877	2,005,881
Atos SE	23,785	3,696,292
AXA SA	471,880	14,254,151
BNP Paribas SA	274,037	21,401,808
Boiron SA	2,658	239,974
Bollore SA	214,082	1,034,988
Bourbon Corp.[b]	13,145	117,453
Bouygues SA	51,595	2,477,252
Bureau Veritas SA	64,507	1,728,015
Capgemini SE	38,797	4,716,261
Carrefour SA	134,521	2,707,953
Casino Guichard Perrachon SA	13,735	784,589
Cellectis SAa,b	11,121	383,610
Cie. de Saint-Gobain	119,340	7,001,305
Cie. Generale des Etablissements Michelin Class B	41,503	6,004,935
Cie. Plastic Omnium SA	16,807	700,939
CNP Assurances	43,155	1,004,211
Coface SAa	37,246	406,996
Credit Agricole SA	278,718	4,863,894
Danone SA	143,275	11,706,941
Dassault Aviation SA	632	985,837
Dassault Systemes SE	31,593	3,355,445
DBV Technologies SAa,b	5,004	225,977
Edenred	55,785	1,608,422
Eiffage SA	17,732	1,852,717
Electricite de France SA	135,064	1,768,533
Elior Group SAc	31,366	890,841
Elis SA	33,701	879,227
Elis SA	23,326	608,485
Engie SA	445,542	7,531,185
Essilor International SA	50,261	6,364,553
Euler Hermes Group	5,869	681,043
Eurazeo SA	11,712	1,088,919
Eurofins Scientific SE	2,837	1,774,765
Euronext NVc	15,907	945,259
Eutelsat Communications SA	44,574	1,116,939
Faurecia	18,371	1,335,655
Fnac Darty SAa	5,743	542,852
Fonciere des Regions	6,496	661,628
Gaztransport Et Technigaz SA	10,078	493,330
Gecina SA	10,951	1,777,101
Genfit[a,b]	9,563	251,662
Groupe Eurotunnel SE Registered	114,938	1,444,749
Hermes International	7,893	4,096,810
ICADE	8,064	704,562

Security	Shares	Value
Iliad SA	6,590	$1,645,569
Imerys SA	8,064	734,529
Ingenico Group SA	14,253	1,383,780
Innate Pharma SAa,b	18,861	205,659
Ipsen SA	11,030	1,333,767
IPSOS	12,664	468,110
JCDecaux SA	18,260	698,785
Kering	18,796	8,616,233
Klepierre SA	52,281	2,079,593
Korian SA	13,700	445,279
L’Oreal SA	61,246	13,631,135
Lagardere SCA	30,972	1,020,185
Legrand SA	63,898	4,746,909
LVMH Moet Hennessy Louis Vuitton SE	68,417	20,411,779
Maisons du Monde SAc	10,695	462,857
Marie Brizard Wine & Spirits SAa,b	17,074	255,591
Mercialys SA	18,998	370,153
Metropole Television SA	12,648	292,476
Natixis SA	227,061	1,780,713
Neopost SA	10,884	401,174
Nexans SA	8,092	529,785
Nexity SA	11,638	715,168
Orange SA	480,676	7,887,085
Orpea	12,234	1,465,818
Pernod Ricard SA	51,561	7,733,495
Peugeot SA	118,846	2,819,527
Pierre & Vacances SAa	5,329	284,948
Publicis Groupe SA	48,907	3,188,277
Rallye SAb	11,918	203,815
Remy Cointreau SA	5,925	769,610
Renault SA	43,427	4,307,256
Rexel SA	75,838	1,353,925
Rubis SCA	23,169	1,454,260
Safran SA	77,001	8,111,780
Sanofi	276,716	26,204,667
Sartorius Stedim Biotech	8,436	575,008
Schneider Electric SE	136,143	11,966,353
SCOR SE	41,429	1,720,324
SEB SA	5,896	1,098,967
SES SA	90,699	1,475,011
Societe BIC SA	7,288	769,802
Societe Generale SA	187,693	10,451,611
Sodexo SA	22,643	2,881,792
Sopra Steria Group	4,180	784,231
SPIE SA	25,369	667,321
STMicroelectronics NV	162,498	3,823,901
Suez	98,778	1,737,579
Technicolor SA Registered	108,743	385,361
Teleperformance	14,716	2,149,783
Television Francaise 1	23,192	329,884
Thales SA	26,766	2,790,080
TOTAL SA	570,101	31,792,339
Ubisoft Entertainment SAa	17,052	1,301,140
Unibail-Rodamco SE	23,348	5,843,759
Valeo SA	58,180	3,937,831
Vallourec SAa	79,265	434,089
Veolia Environnement SA	120,565	2,856,797
Vicat SA	5,752	445,000
Vinci SA	122,146	11,959,808
Vivendi SA	250,306	6,218,241
Wendel SA	7,551	1,273,739

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2017

Security	Shares	Value
Worldline SA/France[a,c]	14,381	$703,548
Zodiac Aerospace	51,334	1,468,128

		406,183,941
GERMANY — 13.96%
Aareal Bank AG	16,755	693,013
adidas AG	46,250	10,293,570
Allianz SE Registered	111,572	25,910,674
alstria office REIT AGb	38,397	543,700
AURELIUS Equity Opportunities SE & Co KGaA[b]	7,332	448,680
Aurubis AG	9,947	814,040
Axel Springer SE	12,068	813,994
BASF SE	222,860	24,305,694
Bayer AG Registered	202,344	26,329,994
Bayerische Motoren Werke AG	79,236	8,076,773
Bechtle AG	10,768	858,398
Beiersdorf AG	25,770	2,890,999
Bilfinger SEb	10,181	409,657
Brenntag AG	38,794	2,197,061
Carl Zeiss Meditec AG Bearer	11,753	626,530
Commerzbank AGa	266,186	3,648,248
CompuGroup Medical SEb	9,115	523,812
Continental AG	26,586	6,748,659
Covestro AGc	28,809	2,764,087
CTS Eventim AG & Co. KGaA	15,251	630,005
Daimler AG Registered	232,072	19,273,412
Deutsche Bank AG Registered	508,178	8,258,427
Deutsche Boerse AG	47,797	4,937,801
Deutsche Euroshop AG	13,161	479,505
Deutsche Lufthansa AG Registered	58,088	1,854,147
Deutsche Post AG Registered	240,578	11,019,875
Deutsche Telekom AG Registered	792,067	14,431,316
Deutsche Wohnen SE Bearer	88,238	3,758,621
Dialog Semiconductor PLC[a]	21,300	1,058,293
Diebold Nixdorf AG	4,207	352,378
DMG Mori AG	7,471	432,643
Drillisch AG	12,562	883,900
Duerr AG	6,826	941,113
E.ON SE	546,399	6,448,023
ElringKlinger AGb	12,890	224,267
Evonik Industries AG	39,025	1,422,057
Evotec AGa,b	35,650	748,171
Fraport AG Frankfurt Airport Services Worldwide	12,265	1,163,910
Freenet AG	34,876	1,165,437
Fresenius Medical Care AG & Co. KGaA	52,846	5,110,956
Fresenius SE & Co. KGaA	101,517	8,480,584
GEA Group AG	45,235	2,181,372
Gerresheimer AG	8,916	708,788
Gerry Weber International AG	17,540	217,001
Grand City Properties SA	32,134	688,795
GRENKE AGb	8,811	862,310
Hannover Rueck SE	15,229	1,909,821
Hapag-Lloyd AGa,b,c	9,967	436,808
HeidelbergCement AG	35,683	3,636,032
Heidelberger Druckmaschinen AGa	106,859	425,740
Henkel AG & Co. KGaA	27,634	3,483,199
HOCHTIEF AGb	5,865	1,035,113
HUGO BOSS AG	16,482	1,475,382
Indus Holding AG	8,030	562,489
Infineon Technologies AG	275,398	7,540,989
Innogy SEc	36,999	1,721,924

Security	Shares	Value
K+S AG Registered[b]	47,589	$1,154,236
KION Group AG	18,039	1,443,909
Kloeckner & Co. SE	24,771	291,744
Krones AG	4,377	553,495
Lanxess AG	22,723	1,775,685
LEG Immobilien AG	15,742	1,599,130
LEONI AG	9,099	603,981
Linde AG	45,249	9,772,957
MAN SE	8,435	932,324
Merck KGaA	32,127	3,439,107
METRO AGa	59,841	1,142,924
MorphoSys AGa,b	7,932	688,963
MTU Aero Engines AG	13,728	2,314,905
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	38,603	8,636,596
Nemetschek SE	5,869	523,926
Nordex SEa,b	19,269	199,198
NORMA Group SE	10,640	723,996
Osram Licht AG	22,538	1,724,471
Pfeiffer Vacuum Technology AG	3,138	503,926
ProSiebenSat.1 Media SE Registered	56,682	1,977,319
QIAGEN NV	55,755	1,888,473
Rational AG	1,045	685,381
Rheinmetall AG	11,297	1,332,494
RHOEN-KLINIKUM AG	12,869	449,003
Rocket Internet SEa,c	15,552	396,950
RTL Group SAa	9,803	727,340
RWE AGa	130,836	3,270,877
Salzgitter AGb	11,119	537,682
SAP SE	239,784	27,279,988
SGL Carbon SEa	23,398	367,567
Siemens AG Registered	186,916	26,674,103
Siltronic AGa	5,685	842,413
Sixt SE	6,507	605,289
SMA Solar Technology AGb	5,575	258,452
Software AG	14,748	750,968
STADA Arzneimittel AG	5,741	552,093
Stroeer SE & Co. KGaA	8,587	549,188
Suedzucker AG	21,557	426,918
Symrise AG	31,215	2,429,473
TAG Immobilien AG	40,413	695,123
Telefonica Deutschland Holding AG	188,809	959,655
thyssenkrupp AG	106,290	2,836,155
TLG Immobilien AG	25,459	589,314
Uniper SE	56,884	1,598,360
United Internet AG Registered[d]	30,911	1,955,690
Volkswagen AG	8,792	1,632,613
Vonovia SE	113,502	4,992,784
Vossloh AGa	5,828	368,321
Wacker Chemie AG	4,700	733,412
Wirecard AGb	29,946	2,949,577
Zalando SEa,c	27,998	1,401,032
zooplus AGa,b	1,952	323,701

		369,921,368
IRELAND — 0.81%
Bank of Ireland Group PLC[a]	229,630	1,799,790
C&C Group PLC	117,475	403,167
CRH PLC	203,432	7,671,305
Glanbia PLC	50,836	982,483
Kerry Group PLC Class A	39,942	4,022,556

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2017

Security	Shares	Value
Kingspan Group PLC	41,386	$1,730,833
Paddy Power Betfair PLC	20,032	2,048,925
Ryanair Holdings PLC ADR[a]	8,581	962,016
Smurfit Kappa Group PLC	59,687	1,780,376

		21,401,451
ITALY — 4.14%
A2A SpA	455,092	781,985
Amplifon SpA	26,628	404,505
Anima Holding SpA[c]	66,393	505,060
Ascopiave SpA	80,253	337,128
Assicurazioni Generali SpA	302,154	5,505,191
Atlantia SpA	109,456	3,570,301
Autogrill SpA	41,395	541,545
Azimut Holding SpA	31,001	612,504
Banca Generali SpA	17,614	580,289
Banca Mediolanum SpA	61,798	526,618
Banca Popolare di Sondrio SCPA	148,015	585,917
Banco BPM SpA[a,b]	381,213	1,329,618
Beni Stabili SpA SIIQ	396,409	350,965
BPER Banca	130,847	637,768
Brembo SpA	47,460	783,991
Buzzi Unicem SpA[b]	24,185	674,211
Cerved Information Solutions SpA	67,591	870,078
CNH Industrial NV	255,839	3,269,495
Credito Emiliano SpA	33,667	295,133
Credito Valtellinese SpA[a,b]	47,282	167,557
Davide Campari-Milano SpA	167,318	1,341,030
De’ Longhi SpA	20,564	674,362
DiaSorin SpA	5,656	514,598
Enav SpA[c]	79,693	379,709
Enel SpA	2,004,552	12,434,954
Eni SpA	618,959	10,123,630
EXOR NV	28,333	1,817,009
Ferrari NV	31,369	3,760,307
Fiat Chrysler Automobiles NVa	261,415	4,519,305
FinecoBank Banca Fineco SpA	113,270	1,059,590
GEDI Gruppo Editoriale SpA[a]	189,434	168,600
Hera SpA	242,875	781,473
Immobiliare Grande Distribuzione SIIQ SpA	296,137	342,397
Industria Macchine Automatiche SpA	5,239	469,944
Infrastrutture Wireless Italiane SpA[c]	80,307	548,692
Interpump Group SpA	19,484	656,196
Intesa Sanpaolo SpA	3,288,743	11,056,904
Iren SpA	242,111	666,195
Italgas SpA	140,459	820,593
Leonardo SpA	71,332	1,232,346
Luxottica Group SpA	42,052	2,412,192
Mediaset SpA[a]	114,203	419,611
Mediobanca SpA	144,910	1,588,529
Moncler SpA	43,597	1,238,219
Poste Italiane SpA[c]	140,091	1,024,074
Prysmian SpA	49,873	1,719,747
Recordati SpA	25,271	1,174,928
Saipem SpA[a]	144,873	608,921
Salini Impregilo SpA	72,706	307,457
Salvatore Ferragamo SpA	16,248	426,640
Saras SpA	159,756	426,559
Snam SpA	594,751	3,038,863
Societa Cattolica di Assicurazioni SC	52,391	567,911
Tamburi Investment Partners SpA	50,293	357,099

Security	Shares	Value
Telecom Italia SpA/Milano[a]	2,750,290	$2,386,943
Tenaris SA	110,778	1,516,347
Terna Rete Elettrica Nazionale SpA	364,156	2,197,478
Tod’s SpA[b]	4,276	284,434
UniCredit SpA[a]	487,860	9,337,702
Unione di Banche Italiane SpA[b]	267,684	1,257,333
Unipol Gruppo SpA	134,006	604,771
UnipolSai Assicurazioni SpA	300,962	685,785
Yoox Net-A-Porter Group SpA[a,b]	15,379	575,096

		109,854,332
NETHERLANDS — 5.61%
Aalberts Industries NV	27,235	1,343,497
ABN AMRO Group NVc	91,955	2,840,366
Aegon NV	441,862	2,608,738
AerCap Holdings NVa	39,135	2,060,066
Akzo Nobel NV	61,284	5,550,076
Altice NV Class Aa	116,639	2,200,554
Altice NV Class Ba	37,388	705,158
Arcadis NV	19,695	455,432
ArcelorMittal[a]	163,990	4,702,453
ASM International NV	14,778	990,243
ASML Holding NV	91,102	16,428,811
ASR Nederland NV	26,730	1,096,097
BE Semiconductor Industries NV	11,701	919,416
Boskalis Westminster	21,886	782,730
Corbion NV	19,233	642,813
Eurocommercial Properties NV	12,664	527,417
Flow Traders[c]	9,099	226,307
Fugro NV CVA[a]	20,087	258,925
Gemalto NV	20,393	807,257
Heineken Holding NV	28,197	2,617,993
Heineken NV	63,205	6,159,941
IMCD Group NV	15,314	963,362
ING Groep NV	945,843	17,475,495
InterXion Holding NVa	20,464	1,092,573
Koninklijke Ahold Delhaize NV	312,782	5,886,484
Koninklijke BAM Groep NV	41,280	233,232
Koninklijke DSM NV	43,638	3,723,235
Koninklijke KPN NV	835,718	2,885,660
Koninklijke Philips NV	228,737	9,314,359
Koninklijke Vopak NV	19,090	826,731
NN Group NV	76,219	3,192,936
NSI NV	10,389	394,002
NXP Semiconductors NVa	84,399	9,878,903
OCI NVa	21,676	514,246
Philips Lighting NVc	24,670	934,746
PostNL NV	118,228	504,229
Randstad Holding NV	30,284	1,863,455
RELX NV	240,593	5,434,606
SBM Offshore NV	43,113	769,439
TKH Group NV	13,311	897,060
TomTom NVa	31,399	357,735
Unilever NV CVA	395,661	23,002,475
Wereldhave NV	10,697	486,184
Wessanen	26,862	510,231
Wolters Kluwer NV	74,279	3,641,238

		148,706,906

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2017

Security	Shares	Value
NORWAY — 1.31%
Akastor ASA[a]	67,470	$155,030
Aker BP ASA	29,783	683,612
Aker Solutions ASA[a]	50,550	276,910
Bakkafrost P/F	12,628	563,189
Borregaard ASA	44,263	426,027
DNB ASA	243,241	4,682,342
DNO ASA[a]	294,793	356,696
Gjensidige Forsikring ASA	56,036	1,052,657
Hexagon Composites ASA[a]	89,126	299,559
Kongsberg Automotive ASA[a]	404,590	475,209
Leroy Seafood Group ASA	94,470	566,457
Marine Harvest ASA	114,068	2,223,670
Norsk Hydro ASA	342,391	2,642,661
Norwegian Air Shuttle ASA[a,b]	9,492	267,988
Norwegian Property ASA	236,401	290,376
Orkla ASA	209,789	2,049,968
Petroleum Geo-Services ASA[a,b]	105,116	171,770
REC Silicon ASA[a,b]	1,446,365	189,151
Salmar ASA	17,258	514,034
Schibsted ASA	19,054	490,445
Schibsted ASA Class B	25,341	593,114
Selvaag Bolig ASA	69,171	251,934
Statoil ASA	289,768	5,857,763
Storebrand ASA	126,654	1,082,810
Subsea 7 SA	68,358	1,147,112
Telenor ASA	185,372	3,930,877
TGS Nopec Geophysical Co. ASA	30,177	691,549
Thin Film Electronics ASA[a]	482,410	143,274
XXL ASA[c]	39,660	426,561
Yara International ASA	45,352	2,149,563

		34,652,308
PORTUGAL — 0.30%
Banco Comercial Portugues SAa	2,408,081	719,558
CTT-Correios de Portugal SA	62,968	370,881
EDP — Energias de Portugal SA	579,181	2,066,658
Galp Energia SGPS SA	122,312	2,274,098
Jeronimo Martins SGPS SA	65,654	1,193,144
Navigator Co. SA (The)	78,198	398,913
NOS SGPS SA	80,975	485,243
REN — Redes Energeticas Nacionais SGPS SA	63,369	201,312
Sonae SGPS SA	296,845	355,492

		8,065,299
SPAIN — 5.13%
Abertis Infraestructuras SA	170,508	3,688,620
Acciona SA	4,993	413,618
Acerinox SA	47,416	681,352
ACS Actividades de Construccion y Servicios SA	61,406	2,421,815
Aena SME SAc	16,472	3,022,276
Amadeus IT Group SA	108,510	7,363,308
Applus Services SA	46,030	643,472
Atresmedia Corp. de Medios de Comunicacion SA	31,196	320,534
Axiare Patrimonio SOCIMI SA	16,505	309,563
Banco Bilbao Vizcaya Argentaria SA	1,634,698	14,307,316
Banco de Sabadell SA	1,321,985	2,647,340
Banco Santander SA	3,934,251	26,688,005
Bankia SA	262,892	1,255,343

Security	Shares	Value
Bankinter SA	179,430	$1,693,745
CaixaBank SA	907,526	4,247,919
Cellnex Telecom SAb,c	43,840	1,088,587
Cia. de Distribucion Integral Logista Holdings SA	9,818	230,065
CIE Automotive SA	18,751	557,458
Corp Financiera Alba SA	3,639	213,446
Distribuidora Internacional de Alimentacion SA	157,417	770,208
Ebro Foods SA	11,435	275,149
Enagas SA	43,262	1,246,344
Ence Energia y Celulosa SA	33,086	191,947
Endesa SA	77,398	1,771,738
Euskaltel SAc	20,293	162,551
Faes Farma SA	68,930	233,673
Ferrovial SA	125,092	2,717,788
Gas Natural SDG SA	85,227	1,823,869
Grifols SA	76,032	2,380,412
Grupo Catalana Occidente SA	12,432	523,258
Hispania Activos Inmobiliarios SOCIMI SA	36,315	626,328
Iberdrola SA	1,399,249	11,309,322
Indra Sistemas SAa,b	40,431	581,215
Industria de Diseno Textil SA	262,962	9,831,904
Inmobiliaria Colonial SOCIMI SA	79,525	756,798
International Consolidated Airlines Group SA	161,170	1,361,224
Lar Espana Real Estate SOCIMI SA	30,777	302,031
Liberbank SAa	172,145	79,615
Mapfre SA	291,604	954,229
Mediaset Espana Comunicacion SA	44,612	484,991
Melia Hotels International SA	34,452	471,585
Merlin Properties SOCIMI SA	80,767	1,066,034
Miquel y Costas & Miquel SA	3,297	119,450
NH Hotel Group SA	75,039	474,673
Papeles y Cartones de Europa SA	20,259	210,518
Promotora de Informaciones SAa,b	54,526	193,419
Prosegur Cia. de Seguridad SA	86,599	660,787
Red Electrica Corp. SA	105,693	2,340,645
Repsol SA	303,168	5,680,828
Sacyr SAa	145,341	373,340
Saeta Yield SA	31,886	356,189
Siemens Gamesa Renewable Energy SA	61,231	888,072
Tecnicas Reunidas SAb	2,037	65,566
Telefonica SA	1,093,082	11,468,112
Viscofan SA	12,372	749,175
Zardoya Otis SA	51,831	561,539

		135,858,308
SWEDEN — 5.07%
AAK AB	9,099	735,806
AF AB Class B	27,748	571,744
Alfa Laval AB	75,369	1,909,478
Assa Abloy AB Class B	246,240	5,197,282
Atlas Copco AB Class A	164,797	7,228,249
Atlas Copco AB Class B	96,028	3,813,912
Avanza Bank Holding AB	9,265	349,161
Axfood AB	34,114	616,935
Betsson AB	35,771	280,723
BillerudKorsnas AB	47,081	810,384
Boliden AB	70,169	2,455,806
Bonava AB Class B	30,347	441,876
Castellum AB	70,322	1,128,102
Com Hem Holding AB	56,661	850,747

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2017

Security	Shares	Value
Dometic Group ABc	87,273	$758,914
Electrolux AB Class B	62,384	2,205,698
Elekta AB Class B	98,496	947,100
Essity AB Class Ba	155,098	4,637,119
Evolution Gaming Group ABc	6,428	461,073
Fabege AB	40,926	864,296
Fastighets AB Balder Class Ba	27,902	726,563
Fingerprint Cards AB Class Ba	94,431	233,376
Getinge AB Class Bb	58,770	1,156,895
Hemfosa Fastigheter AB	44,922	545,709
Hennes & Mauritz AB Class B	232,334	5,833,466
Hexagon AB Class B	65,917	3,380,177
Hexpol AB	69,239	700,512
Holmen AB Class B	13,690	672,906
Hufvudstaden AB Class A	34,059	560,612
Husqvarna AB Class B	114,622	1,119,960
ICA Gruppen AB	21,873	806,802
Industrivarden AB Class C	45,557	1,171,058
Indutrade AB	30,088	834,520
Intrum Justitia ABb	20,480	717,747
Investor AB Class B	110,358	5,469,258
JM AB	22,146	584,349
Kindred Group PLC	65,459	835,850
Kinnevik AB Class B	56,696	1,860,340
Kungsleden AB	76,984	549,439
L E Lundbergforetagen AB Class B	11,981	935,233
Loomis AB Class B	22,269	893,495
Lundin Petroleum ABa	48,454	1,139,611
Millicom International Cellular SA SDR	16,826	1,076,271
Modern Times Group MTG AB Class B	16,138	615,695
NCC AB Class B	28,770	620,982
NetEnt AB	54,944	435,454
Nibe Industrier AB Class B	101,617	1,016,558
Nobia AB	30,746	252,305
Nordea Bank AB	754,532	9,120,934
Oriflame Holding AG	12,277	442,434
Peab AB	64,861	629,489
Ratos AB Class B	63,841	306,478
Saab AB	19,361	989,349
Sandvik AB	282,477	5,159,074
SAS ABa,b	86,842	268,665
Securitas AB Class B	81,256	1,425,799
Skandinaviska Enskilda Banken AB Class A	374,762	4,619,728
Skanska AB Class B	85,913	1,885,164
SKF AB Class B	97,918	2,277,244
SSAB AB Class Aa	84,348	414,093
SSAB AB Class Ba	96,862	390,489
Svenska Cellulosa AB SCA Class B	155,668	1,461,514
Svenska Handelsbanken AB Class A	378,292	5,422,375
Sweco AB Class B	24,266	519,129
Swedbank AB Class A	221,429	5,496,183
Swedish Match AB	50,046	1,885,438
Swedish Orphan Biovitrum ABa	49,272	729,799
Tele2 AB Class B	87,993	1,119,383
Telefonaktiebolaget LM Ericsson Class B	758,650	4,775,658
Telia Co. AB	617,598	2,858,635
Thule Group ABc	32,202	720,447
Trelleborg AB Class B	64,330	1,593,689
Volvo AB Class B	384,514	7,619,732
Wallenstam AB Class B	59,871	559,248
Wihlborgs Fastigheter AB	27,235	646,733

		134,346,451

Security	Shares	Value
SWITZERLAND — 11.92%
ABB Ltd. Registered	480,286	$12,566,070
Adecco Group AG Registered	40,371	3,205,623
Allreal Holding AG Registered	4,452	744,978
ams AGb	15,116	1,379,214
Arbonia AG Registered[a,b]	20,420	357,473
Aryzta AGb	24,430	776,182
Baloise Holding AG Registered	13,116	2,069,770
Banque Cantonale Vaudoise Registered	937	674,456
Barry Callebaut AG Registered	601	938,761
Basilea Pharmaceutica AG Registered[a,b]	4,799	390,689
BKW AG	9,377	548,434
Bucher Industries AG Registered	2,171	850,497
Burckhardt Compression Holding AGb	1,204	359,038
Cembra Money Bank AG	10,113	907,005
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	288	1,668,539
Chocoladefabriken Lindt & Spruengli AG Registered	30	2,084,470
Cie. Financiere Richemont SA Class A Registered	127,271	11,746,521
Clariant AG Registered	73,144	1,841,808
COSMO Pharmaceuticals NV	2,642	382,995
Credit Suisse Group AG Registered	575,763	9,085,827
Daetwyler Holding AG Bearer	3,226	541,766
dormakaba Holding AG Class B	967	957,493
Dufry AG Registered[a]	8,844	1,317,550
Emmi AG	781	488,125
EMS-Chemie Holding AG Registered	2,181	1,430,953
Flughafen Zurich AG	5,511	1,199,726
Forbo Holding AG Registered	439	664,137
GAM Holding AG	43,994	686,303
Geberit AG Registered	9,046	4,098,288
Georg Fischer AG Registered	1,146	1,412,955
Givaudan SA Registered	2,270	5,073,796
Helvetia Holding AG Registered	1,761	947,809
Idorsia Ltd.[a]	26,567	523,717
Implenia AG Registered	7,382	466,929
Julius Baer Group Ltd.	55,533	3,286,965
Kuehne + Nagel International AG Registered	13,165	2,300,705
LafargeHolcim Ltd. Registered	109,853	6,210,089
Leonteq AGa,b	3,551	223,184
Logitech International SA Registered	42,541	1,521,029
Lonza Group AG Registered	18,337	4,874,905
Meyer Burger Technology AGa,b	171,864	320,693
Mobilezone Holding AG	33,458	417,889
Mobimo Holding AG Registered	2,684	678,539
Nestle SA Registered	757,742	63,778,645
Novartis AG Registered	543,425	44,812,936
OC Oerlikon Corp. AG Registered	58,194	934,093
Panalpina Welttransport Holding AG Registered[b]	3,700	509,641
Pargesa Holding SA Bearer	10,657	893,251
Partners Group Holding AG	4,352	2,929,567
PSP Swiss Property AG Registered	10,076	887,513
Roche Holding AG	170,877	39,513,592
Santhera Pharmaceuticals Holding AGa	3,255	112,985
Schindler Holding AG Participation Certificates	9,099	2,063,888
Schindler Holding AG Registered	5,671	1,253,332
Schmolz + Bickenbach AG Registered[a]	288,786	266,536
SFS Group AG	6,287	745,509
SGS SA Registered	1,342	3,317,303
Sika AG Bearer	532	3,941,433

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2017

Security	Shares	Value
Sonova Holding AG Registered	13,895	$2,510,523
Straumann Holding AG Registered	2,600	1,816,713
Sulzer AG Registered	4,411	565,535
Sunrise Communications Group AGc	9,580	797,693
Swatch Group AG (The) Bearer	7,467	2,928,970
Swatch Group AG (The) Registered	14,746	1,112,459
Swiss Life Holding AG Registered	7,993	2,780,871
Swiss Prime Site AG Registered	19,989	1,707,527
Swiss Re AG	77,356	7,283,167
Swisscom AG Registered	5,895	2,980,618
Tecan Group AG Registered	3,798	803,951
Temenos Group AG Registered	16,243	1,877,201
u-blox Holding AG	2,284	448,643
UBS Group AG	893,025	15,212,244
Valiant Holding AG Registered	6,663	686,487
VAT Group AGc	5,633	734,076
Vifor Pharma AGb	12,253	1,577,107
Vontobel Holding AG Registered	10,027	624,173
Zurich Insurance Group AG	36,506	11,151,763

		315,781,840
UNITED KINGDOM — 28.02%
3i Group PLC	241,172	3,077,742
AA PLC	179,066	407,336
Abcam PLC	56,540	747,069
Acacia Mining PLC	56,936	136,322
Admiral Group PLC	53,164	1,358,328
Aggreko PLC	63,144	785,694
Amerisur Resources PLC[a]	934,073	241,879
Anglo American PLC	328,763	6,199,451
Antofagasta PLC	103,282	1,309,129
AO World PLC[a,b]	126,109	184,213
Ascential PLC	118,037	528,082
Ashmore Group PLC	96,337	492,406
Ashtead Group PLC	122,400	3,153,299
ASOS PLC[a]	13,655	1,033,047
Associated British Foods PLC	87,110	3,854,384
AstraZeneca PLC	309,082	20,653,626
Auto Trader Group PLC[c]	237,458	1,080,014
AVEVA Group PLC	20,050	671,759
Aviva PLC	970,869	6,510,794
B&M European Value Retail SA	179,231	945,613
Babcock International Group PLC	58,318	628,841
BAE Systems PLC	767,042	6,045,355
Balfour Beatty PLC	175,395	638,190
Barclays PLC	4,121,194	10,176,565
Barratt Developments PLC	249,658	2,169,887
BBA Aviation PLC	255,219	1,078,438
Beazley PLC	151,288	1,015,565
Bellway PLC	31,605	1,531,901
Berkeley Group Holdings PLC	32,744	1,626,677
BGEO Group PLC	11,638	550,187
BHP Billiton PLC	515,584	9,328,631
Big Yellow Group PLC	48,709	502,911
Bodycote PLC	55,010	684,484
boohoo.com PLC[a]	208,199	554,338
Booker Group PLC	394,951	1,055,245
Bovis Homes Group PLC	38,397	599,634
BP PLC	4,780,401	32,388,194
Brewin Dolphin Holdings PLC	116,192	544,978
British American Tobacco PLC	561,940	36,348,796

Security	Shares	Value
British Land Co. PLC (The)	218,598	$1,744,627
Britvic PLC	64,876	652,172
BT Group PLC	2,066,510	7,143,214
BTG PLC[a]	104,051	1,041,836
Bunzl PLC	79,683	2,481,364
Burberry Group PLC	106,275	2,684,254
Burford Capital Ltd.	53,301	877,686
Cairn Energy PLC[a]	176,500	495,486
Capita PLC	169,662	1,180,587
Capital & Counties Properties PLC	179,194	632,738
Card Factory PLC	119,288	497,245
Carnival PLC	45,527	2,999,302
Centamin PLC	282,918	523,352
Centrica PLC	1,344,686	3,032,079
Cineworld Group PLC	57,216	504,887
Close Brothers Group PLC	40,413	745,427
Cobham PLC[a]	625,960	1,155,429
Coca-Cola European Partners PLC	55,587	2,280,385
Coca-Cola HBC AG	45,582	1,540,505
Compass Group PLC	383,189	8,411,391
ConvaTec Group PLC[c]	302,115	785,939
Crest Nicholson Holdings PLC	72,182	543,014
Croda International PLC	31,122	1,729,184
CYBG PLC[a,b]	218,318	913,234
Daily Mail & General Trust PLC Class A NVS	70,762	651,671
Dairy Crest Group PLC[b]	59,363	478,899
DCC PLC	21,991	2,085,092
De La Rue PLC	41,951	389,962
Debenhams PLC	509,365	295,930
Dechra Pharmaceuticals PLC	27,796	758,905
Derwent London PLC	25,310	899,415
Diageo PLC	609,106	20,803,950
Dignity PLC	15,261	491,042
Diploma PLC	38,806	556,035
Direct Line Insurance Group PLC	333,646	1,646,874
Dixons Carphone PLC	245,552	565,424
Domino’s Pizza Group PLC	143,442	639,454
Drax Group PLC	117,182	432,290
DS Smith PLC	233,631	1,616,405
Dunelm Group PLC	36,383	353,665
easyJet PLC	37,884	673,625
EI Group PLC[a]	217,080	387,725
Electrocomponents PLC	128,643	1,186,425
Elementis PLC	129,669	489,548
EnQuest PLC ADR[a]	521,266	178,245
Entertainment One Ltd.	116,252	436,269
Essentra PLC	70,142	495,532
esure Group PLC	139,320	496,752
Evraz PLC	96,480	369,628
Experian PLC	228,671	4,816,108
Fenner PLC	76,418	349,850
Ferguson PLC	59,888	4,187,166
Ferrexpo PLC	67,386	227,472
Fevertree Drinks PLC	24,972	703,357
FirstGroup PLC[a]	371,872	543,210
Fresnillo PLC	55,428	958,346
G4S PLC	384,074	1,433,188
Galliford Try PLC	27,236	441,250
Genus PLC	24,672	770,263
GKN PLC	417,346	1,756,861
GlaxoSmithKline PLC	1,191,822	21,484,893

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2017

Security	Shares	Value
Glencore PLC	2,997,013	$14,446,984
Go-Ahead Group PLC	14,716	345,896
Gocompare.Com Group PLC	213,154	288,012
Grafton Group PLC	60,772	663,776
Grainger PLC	148,064	547,395
Great Portland Estates PLC	78,483	647,737
Greencore Group PLC	193,628	495,744
Greene King PLC	78,757	565,807
Greggs PLC	33,620	568,786
GVC Holdings PLC	75,853	944,335
Halfords Group PLC	71,403	313,379
Halma PLC	102,128	1,603,040
Hammerson PLC	174,213	1,212,254
Hansteen Holdings PLC	301,011	547,627
Hargreaves Lansdown PLC	60,154	1,263,726
Hays PLC	374,379	926,700
Helical PLC	60,208	245,456
Hikma Pharmaceuticals PLC[b]	36,688	567,099
Hiscox Ltd.	75,893	1,439,169
Hochschild Mining PLC	72,059	210,903
Homeserve PLC	81,079	921,646
Howden Joinery Group PLC	165,346	900,462
HSBC Holdings PLC	4,853,872	47,330,795
Hunting PLC[a]	44,260	307,688
IG Group Holdings PLC	95,438	828,226
Imagination Technologies Group PLC[a]	121,370	290,918
IMI PLC	64,625	1,048,706
Imperial Brands PLC	232,007	9,460,022
Inchcape PLC	104,299	1,082,408
Indivior PLC[a]	195,630	965,368
Informa PLC	185,261	1,714,742
Inmarsat PLC	113,998	940,093
InterContinental Hotels Group PLC	43,109	2,388,329
Intermediate Capital Group PLC	75,177	971,359
Intertek Group PLC	38,318	2,760,480
Intu Properties PLC	175,336	502,929
Investec PLC	159,968	1,095,075
IQE PLC[a,b]	163,576	316,056
ITE Group PLC	158,112	373,213
ITV PLC	864,936	1,889,434
IWG PLC	178,536	510,685
J D Wetherspoon PLC	36,614	605,339
J Sainsbury PLC	395,913	1,274,951
JD Sports Fashion PLC	117,802	559,412
John Menzies PLC	45,618	424,049
John Wood Group PLC	164,867	1,557,724
Johnson Matthey PLC	44,465	1,996,390
Jupiter Fund Management PLC	109,908	867,687
Just Eat PLC[a,b]	138,618	1,435,807
KAZ Minerals PLC[a]	71,254	769,275
Keller Group PLC	32,862	408,680
Kier Group PLC	31,387	433,476
Kingfisher PLC	552,262	2,292,536
Ladbrokes Coral Group PLC	304,455	515,080
Laird PLC	209,494	453,462
Lancashire Holdings Ltd.	63,920	637,893
Land Securities Group PLC	173,671	2,227,852
Legal & General Group PLC	1,429,414	5,068,171
Lloyds Banking Group PLC	17,429,056	15,805,671
London Stock Exchange Group PLC	77,057	3,848,552
LondonMetric Property PLC	225,106	527,312
Majestic Wine PLC	48,546	238,849

Security	Shares	Value
Man Group PLC	396,990	$1,020,627
Marks & Spencer Group PLC	389,555	1,780,063
Marston’s PLC	248,125	351,245
McCarthy & Stone PLC[c]	141,568	300,793
Mediclinic International PLC	94,705	731,944
Meggitt PLC	180,456	1,242,516
Melrose Industries PLC	497,225	1,451,978
Merlin Entertainments PLC[c]	163,870	824,312
Metro Bank PLC[a,b]	18,160	857,791
Micro Focus International PLC	107,068	3,760,688
Mitchells & Butlers PLC	78,310	265,699
Mitie Group PLC[b]	120,948	380,653
Mondi PLC	86,499	2,091,717
Moneysupermarket.com Group PLC	140,883	607,841
Morgan Advanced Materials PLC	112,810	470,391
N Brown Group PLC	73,839	295,340
National Express Group PLC	130,262	635,707
National Grid PLC	827,076	9,950,744
NewRiver REIT PLC	104,479	464,650
NEX Group PLC	84,272	710,063
Next PLC	35,461	2,317,322
NMC Health PLC	22,937	880,880
Northgate PLC	60,984	362,807
Ocado Group PLC[a,b]	140,887	538,261
Old Mutual PLC	1,189,555	3,017,170
Ophir Energy PLC[a]	277,684	240,610
Oxford Instruments PLC	26,731	337,403
Pagegroup PLC	92,371	573,700
Paragon Banking Group PLC	96,062	606,192
Paysafe Group PLC[a]	117,360	913,271
Pearson PLC	202,167	1,888,671
Pennon Group PLC	103,384	1,090,074
Persimmon PLC	76,434	2,844,046
Petra Diamonds Ltd.[a]	170,535	174,376
Petrofac Ltd.	61,073	340,060
Pets at Home Group PLC[b]	150,905	352,895
Phoenix Group Holdings	95,217	957,177
Playtech PLC	65,511	856,035
Plus500 Ltd.	37,190	506,211
Premier Foods PLC[a]	464,842	242,285
Prudential PLC	626,740	15,413,822
Purplebricks Group PLC[a,b]	59,616	287,970
QinetiQ Group PLC	181,098	587,034
Randgold Resources Ltd.	22,946	2,253,342
Rathbone Brothers PLC	16,832	572,436
Reckitt Benckiser Group PLC	162,373	14,522,232
Redrow PLC	70,162	606,548
RELX PLC	265,278	6,104,945
Renishaw PLC	11,299	743,474
Rentokil Initial PLC	497,260	2,217,411
Restaurant Group PLC (The)	62,747	253,058
Rightmove PLC	24,157	1,332,574
Rio Tinto PLC	302,467	14,252,950
Rolls-Royce Holdings PLC	404,600	5,227,821
Rolls-Royce Holdings PLC New	21,272,056	28,248
Rotork PLC	219,087	764,291
Royal Bank of Scotland Group PLC[a]	865,862	3,248,247
Royal Dutch Shell PLC Class A ADR	1,075,250	33,776,478
Royal Dutch Shell PLC Class B	921,232	29,623,437
Royal Mail PLC	215,428	1,071,075
RPC Group PLC	103,613	1,296,814

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2017

Security	Shares	Value
RPS Group PLC	98,660	$385,513
RSA Insurance Group PLC	246,404	2,058,166
Safestore Holdings PLC	72,887	430,911
Saga PLC	278,899	707,766
Sage Group PLC (The)	262,504	2,598,756
Savills PLC	47,081	583,323
Schroders PLC	27,899	1,294,104
Segro PLC	214,528	1,546,913
Senior PLC	141,397	541,336
Serco Group PLC[a]	301,116	466,245
Severn Trent PLC	58,865	1,650,165
Shaftesbury PLC	64,363	846,162
Shire PLC	220,268	10,884,113
SIG PLC	181,611	416,019
Sirius Minerals PLC[a,b]	1,101,075	391,862
Sky PLC[a]	242,813	3,040,644
Smith & Nephew PLC	211,951	3,999,553
Smiths Group PLC	92,641	1,932,686
SOCO International PLC	128,840	199,324
Sophos Group PLC[c]	78,674	648,791
Spectris PLC	30,930	1,051,482
Spirax-Sarco Engineering PLC	19,175	1,438,685
Spire Healthcare Group PLC[c]	86,968	343,003
Sports Direct International PLC[a,b]	77,257	405,655
SSE PLC	243,259	4,464,357
SSP Group PLC	138,578	1,076,545
ST Modwen Properties PLC	77,934	393,996
St. James’s Place PLC	124,026	1,938,524
Stagecoach Group PLC	120,435	266,766
Standard Chartered PLC[a]	798,746	7,959,458
Standard Life Aberdeen PLC	635,543	3,627,382
Stobart Group Ltd.	131,368	493,520
Stock Spirits Group PLC	139,855	468,016
SuperGroup PLC	17,488	430,558
Synthomer PLC	86,473	562,447
TalkTalk Telecom Group PLC[b]	168,979	479,085
Tate & Lyle PLC	125,300	1,075,726
Taylor Wimpey PLC	806,145	2,135,689
Ted Baker PLC	10,368	381,379
Telecom Plus PLC	30,306	490,987
Tesco PLC	1,982,119	4,774,732
Thomas Cook Group PLC	400,271	636,785
TP ICAP PLC	145,512	1,052,152
Travis Perkins PLC	61,910	1,249,644
Tritax Big Box REIT PLC	362,900	709,858
TUI AG	112,662	2,034,690
Tullow Oil PLC[a,b]	356,936	862,668
UBM PLC	98,926	924,180
UDG Healthcare PLC	69,358	851,502
Ultra Electronics Holdings PLC	21,599	523,167
Unilever PLC	312,136	17,697,130
UNITE Group PLC (The)	64,978	606,602
United Utilities Group PLC	168,174	1,860,312
Vectura Group PLC[a]	234,194	310,998
Vedanta Resources PLC	29,720	350,464
Vesuvius PLC	66,415	518,592
Victrex PLC	21,599	687,804
Virgin Money Holdings UK PLC	86,195	334,002
Vodafone Group PLC	6,453,737	18,477,447
Weir Group PLC (The)	55,207	1,431,787
WH Smith PLC	36,282	986,259
Whitbread PLC	44,357	2,175,321

Security	Shares	Value
William Hill PLC	214,134	$734,785
Wm Morrison Supermarkets PLC	520,957	1,551,027
Workspace Group PLC	46,013	540,761
Worldpay Group PLC[c]	487,457	2,628,115
WPP PLC	306,232	5,424,858
ZPG PLC[c]	81,253	377,650

		742,713,013

TOTAL COMMON STOCKS (Cost: $2,460,999,867)		2,618,102,962

PREFERRED STOCKS — 0.86%

GERMANY — 0.79%
Bayerische Motoren Werke AG, Preference Shares	14,057	1,226,868
Fuchs Petrolub SE, Preference Shares	17,268	969,508
Henkel AG & Co. KGaA, Preference Shares	41,578	5,836,573
Jungheinrich AG, Preference Shares	15,245	692,449
Porsche Automobil Holding SE, Preference Shares	36,875	2,676,684
Sartorius AG, Preference Shares[b]	9,512	886,591
Schaeffler AG, Preference Shares	42,425	671,411
Volkswagen AG, Preference Shares	44,605	8,100,968

		21,061,052
ITALY — 0.07%
Intesa Sanpaolo SpA, Preference Shares	246,483	777,576
Telecom Italia SpA/Milano, Preference Shares	1,481,173	1,053,413

		1,830,989

TOTAL PREFERRED STOCKS (Cost: $21,591,346)		22,892,041

RIGHTS — 0.02%

SPAIN — 0.02%
Banco Standander SA (Expires 11/01/17)[a]	4,786,286	228,607
Ferrovial SA (Expires 11/13/17)[a]	142,952	68,777
Liberbank SA (Expires 11/10/17)[a]	196,769	70,831
Papeles y Cartones de Europa SA (Expires 11/16/17)[a]	23,147	9,492

		377,707

TOTAL RIGHTS (Cost: $408,491)		377,707

SHORT-TERM INVESTMENTS — 1.30%

MONEY MARKET FUNDS — 1.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[e,f,g]	33,900,136	33,906,916

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[e,f]	492,827	$492,827

		34,399,743

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,399,904)		34,399,743

TOTAL INVESTMENTS IN SECURITIES — 100.97%
(Cost: $2,517,399,608)		2,675,772,453
Other Assets, Less Liabilities — (0.97)%		(25,644,971)

NET ASSETS — 100.00%		$2,650,127,482

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	22,828,380	11,071,756[a]	—	33,900,136	$33,906,916	$(921)	$(2,286)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	118,632	374,195[a]	—	492,827	492,827	—	—	1,355

					$34,399,743	$(921)	$(2,286)	$1,355

[a]	Net of shares purchased and sold.

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2017

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
Euro STOXX 50	192	Dec 2017	$8,227	$311,622
FTSE 100 Index	54	Dec 2017	5,355	134,514

Total				$446,136

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,618,074,714	$28,248	$—	$2,618,102,962
Preferred stocks	22,892,041	—	—	22,892,041
Rights	377,707	—	—	377,707
Money market funds	34,399,743	—	—	34,399,743

Total	$2,675,744,205	$28,248	$—	$2,675,772,453

Derivative financial instruments[a]:
Assets:
Futures contracts	$446,136	$—	$—	$446,136

Total	$446,136	$—	$—	$446,136

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

53

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.35%

AUSTRALIA — 6.13%
AGL Energy (Ltd.	27,556	$533,919
ALS Ltd.	41,417	248,653
Alumina Ltd.	151,973	272,669
Amcor Ltd./Australia	43,824	532,257
AMP Ltd.	117,445	447,553
Ansell Ltd.	10,541	193,975
APA Group	50,215	329,580
Aristocrat Leisure Ltd.	25,315	457,112
ASX Ltd.	8,881	367,577
Aurizon Holdings Ltd.	85,822	340,865
AusNet Services	174,300	236,551
Australia & New Zealand Banking Group Ltd.	105,742	2,425,844
Bank of Queensland Ltd.	27,888	285,679
Bendigo & Adelaide Bank Ltd.	35,773	312,141
BHP Billiton Ltd.	121,844	2,479,470
BlueScope Steel Ltd.	34,198	336,682
Boral Ltd.	54,448	298,498
Brambles Ltd.	65,487	475,007
Caltex Australia Ltd.	15,272	401,178
Challenger Ltd./Australia	29,631	302,170
CIMIC Group Ltd.	6,059	224,621
Coca-Cola Amatil Ltd.	37,931	237,031
Cochlear Ltd.	3,320	447,824
Commonwealth Bank of Australia	62,333	3,710,235
Computershare Ltd.	22,576	269,692
Crown Resorts Ltd.	19,671	175,111
CSL Ltd.	18,343	1,953,980
Dexus	47,144	353,163
Domino’s Pizza Enterprises Ltd.[a]	5,728	204,621
Donaco International Ltd.	347,612	125,270
Downer EDI Ltd.	35,404	189,751
Fortescue Metals Group Ltd.	73,170	260,318
Goodman Group	70,633	452,760
GPT Group (The)	96,363	376,081
Healthscope Ltd.	121,595	182,737
Iluka Resources Ltd.	34,784	250,437
Incitec Pivot Ltd.	99,435	291,244
Insurance Australia Group Ltd.	103,916	522,685
James Hardie Industries PLC	20,584	313,920
JB Hi-Fi Ltd.	15,937	279,831
LendLease Group	25,730	319,799
Macquarie Group Ltd.	11,206	845,043
Magellan Financial Group Ltd.	12,699	236,316
Medibank Pvt Ltd.	139,357	328,036
Mirvac Group	187,248	346,009
National Australia Bank Ltd.	96,280	2,411,049
Newcrest Mining Ltd.	36,605	628,979
Oil Search Ltd.	60,590	342,855
Orica Ltd.	19,505	312,120
Origin Energy Ltd.[b]	78,767	479,533
Orora Ltd.	132,053	344,256
QBE Insurance Group Ltd.	57,270	468,978
Ramsay Health Care Ltd.	6,142	315,105
REA Group Ltd.	4,897	271,395
Rio Tinto Ltd.[a]	17,347	923,741

Security	Shares	Value
Santos Ltd.[b]	84,162	$290,390
Scentre Group	214,555	661,330
Seek Ltd.	24,236	341,369
Sonic Healthcare Ltd.	18,343	306,184
South32 Ltd.	240,783	622,171
Spark Infrastructure Group	137,365	267,525
Star Entertainment Grp Ltd. (The)	70,467	310,676
Stockland	121,927	422,564
Suncorp Group Ltd.	49,468	515,084
Sydney Airport	48,721	265,607
Tabcorp Holdings Ltd.	74,617	256,884
Tatts Group Ltd.	93,541	299,083
Telstra Corp. Ltd.	156,207	423,992
Transurban Group	82,419	766,553
Treasury Wine Estates Ltd.	36,105	433,247
Vicinity Centres	184,260	374,396
Wesfarmers Ltd.	41,334	1,324,761
Westfield Corp.	70,384	419,323
Westpac Banking Corp.	118,026	2,985,478
Woodside Petroleum Ltd.	29,631	698,172
Woolworths Ltd.	47,560	943,756

		43,600,451
AUSTRIA — 0.34%
Andritz AG	4,980	281,602
BUWOG AG	9,379	270,529
Erste Group Bank AG	12,284	527,905
OMV AG	7,802	468,808
Raiffeisen Bank International AGb	8,926	311,015
Voestalpine AG	6,557	360,808
Wienerberger AG	7,719	198,369

		2,419,036
BELGIUM — 1.18%
Ackermans & van Haaren NV	1,826	312,805
Ageas	7,387	358,375
Anheuser-Busch InBev SA/NV	27,390	3,351,933
bpost SA	10,128	285,703
Colruyt SA	4,402	225,175
D’ieteren SA/NV	3,489	159,593
EVS Broadcast Equipment SA	8,966	337,372
Galapagos NVb	2,822	273,815
Groupe Bruxelles Lambert SA	1,082	116,191
KBC Group NV	9,379	779,138
Ontex Group NV	7,885	277,360
Proximus SADP	6,225	206,749
Sofina SA	2,905	436,898
Solvay SA	1,826	271,324
Telenet Group Holding NVb	3,237	223,919
UCB SA	4,483	326,352
Umicore SA	10,624	474,883

		8,417,585

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

October 31, 2017

Security	Shares	Value
CANADA — 8.69%
Agnico Eagle Mines Ltd.	11,621	$519,253
Agrium Inc.	5,312	578,753
Alamos Gold Inc. Class A	28,637	181,494
Alimentation Couche-Tard Inc. Class B	16,600	778,942
AltaGas Ltd.	11,869	270,784
ARC Resources Ltd.	22,908	279,531
Atco Ltd./Canada Class I	8,217	298,186
B2Gold Corp.[b]	72,629	184,798
Bank of Montreal	21,746	1,667,176
Bank of Nova Scotia (The)	42,496	2,745,378
Barrick Gold Corp.	50,879	735,695
BCE Inc.	1,412	65,249
BlackBerry Ltd.[b]	26,809	293,649
Bombardier Inc. Class Bb	114,625	242,748
Brookfield Asset Management Inc. Class A	30,793	1,292,776
CAE Inc.	21,995	390,044
Cameco Corp.	21,248	172,740
Canadian Imperial Bank of Commerce	13,363	1,177,180
Canadian National Railway Co.	26,477	2,132,168
Canadian Natural Resources Ltd.	42,051	1,468,572
Canadian Pacific Railway Ltd.	4,980	864,112
Canadian Tire Corp. Ltd. Class A	3,154	387,308
Canadian Utilities Ltd. Class A	8,383	253,356
CCL Industries Inc. Class B	6,225	300,264
Cenovus Energy Inc.	43,907	426,434
CGI Group Inc. Class Ab	8,217	436,952
CI Financial Corp.	13,695	304,687
Cineplex Inc.	10,375	314,043
Constellation Software Inc./Canada	913	519,838
Crescent Point Energy Corp.	36,692	301,995
CRH Medical Corp.[b]	33,203	78,043
DIRTT Environmental Solutions[b]	48,064	237,505
Dollarama Inc.	5,312	591,774
Element Fleet Management Corp.	28,719	221,447
Enbridge Inc.	59,428	2,285,657
Enbridge Income Fund Holdings Inc.	16,019	373,665
Encana Corp.	41,980	491,411
Fairfax Financial Holdings Ltd.	1,079	568,678
Finning International Inc.	16,019	390,938
First Quantum Minerals Ltd.	28,735	321,655
Fortis Inc./Canada	13,947	514,019
Franco-Nevada Corp.	8,431	670,504
George Weston Ltd.	2,907	244,268
Gibson Energy Inc.	16,849	229,254
Gildan Activewear Inc.	10,624	325,371
Goldcorp Inc.	41,168	538,112
Great-West Lifeco Inc.	13,031	362,899
H&R REIT	16,683	277,209
Husky Energy Inc.[b]	18,260	236,837
Hydro One Ltd.[c]	14,691	259,950
IGM Financial Inc.	6,225	219,572
Imperial Oil Ltd.	14,774	479,401
Industrial Alliance Insurance & Financial Services Inc.	7,885	357,581
Intact Financial Corp.	5,893	482,055
Inter Pipeline Ltd.	18,011	366,619
Keyera Corp.	10,790	317,899
Kinross Gold Corp.[b]	76,363	302,111
Linamar Corp.	4,270	259,294
Loblaw Companies Ltd.	7,389	381,630
Lundin Mining Corp.	46,234	352,915

Security	Shares	Value
Magna International Inc. Class A	14,525	$793,010
Manulife Financial Corp.	72,874	1,466,412
Maple Leaf Foods Inc.	10,958	284,427
Methanex Corp.	5,347	260,776
Metro Inc.	11,622	366,123
National Bank of Canada	13,778	669,181
Northland Power Inc.	14,442	276,382
Onex Corp.	4,233	321,965
Open Text Corp.	11,371	397,910
Pan American Silver Corp.	18,012	294,541
Parkland Fuel Corp.	16,102	327,261
Pembina Pipeline Corp.	24,651	815,581
Peyto Exploration & Development Corp.	17,350	236,878
Potash Corp. of Saskatchewan Inc.	32,121	625,676
Power Corp. of Canada	13,944	357,821
Power Financial Corp.	12,450	348,747
PrairieSky Royalty Ltd.	14,882	396,438
Quebecor Inc. Class B	7,885	297,760
Restaurant Brands International Inc.	8,881	574,223
RioCan REIT	11,454	217,423
Ritchie Bros Auctioneers Inc.	7,387	207,324
Rogers Communications Inc. Class B	12,784	663,844
Royal Bank of Canada	53,452	4,182,533
Saputo Inc.	8,134	293,912
Seven Generations Energy Ltd. Class Ab	15,755	238,079
Shaw Communications Inc. Class B	15,770	360,394
Shopify Inc. Class Ab	3,735	371,617
SNC-Lavalin Group Inc.	8,964	404,148
Stantec Inc.	10,624	303,778
Sun Life Financial Inc.	23,821	928,559
Suncor Energy Inc.	60,343	2,050,286
Tahoe Resources Inc.	31,626	151,862
Teck Resources Ltd. Class B	22,001	449,885
TELUS Corp.	271	9,822
TFI International Inc.	11,620	280,697
Thomson Reuters Corp.	11,620	543,727
TMX Group Ltd.	4,482	245,083
Toromont Industries Ltd.	9,545	421,088
Toronto-Dominion Bank (The)	66,733	3,796,601
Tourmaline Oil Corp.[b]	15,689	287,346
TransCanada Corp.	30,381	1,443,516
Turquoise Hill Resources Ltd.[b]	75,863	231,867
Valeant Pharmaceuticals International Inc.[b]	17,430	203,762
Vermilion Energy Inc.	7,885	269,317
Wajax Corp.	9,721	176,910
West Fraser Timber Co. Ltd.	4,250	258,706
Wheaton Precious Metals Corp.	25,157	522,421
Whitecap Resources Inc.	36,313	260,847
WSP Global Inc.	7,387	331,329
Yamana Gold Inc.	96,034	249,565

		61,789,738
DENMARK — 1.70%
AP Moller — Maersk A/S Class A	254	470,812
AP Moller — Maersk A/S Class B	171	328,475
Carlsberg A/S Class B	3,901	445,516

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

October 31, 2017

Security	Shares	Value
Chr Hansen Holding A/S	4,324	$378,408
Coloplast A/S Class B	5,067	445,810
Danske Bank A/S	25,896	987,985
DSV A/S	8,007	619,240
Genmab A/Sb	2,194	443,087
GN Store Nord A/S	8,134	269,070
ISS A/S	9,213	390,005
Jyske Bank A/S Registered	4,731	267,376
Novo Nordisk A/S Class B	72,376	3,600,898
Novozymes A/S Class B	9,213	508,853
Orsted A/Sc	7,804	437,384
Pandora A/S	4,814	454,450
SimCorp A/S	4,648	283,933
Sydbank A/S	9,796	382,172
TDC A/S	40,338	238,519
Vestas Wind Systems A/S	9,215	812,927
William Demant Holding A/Sb	10,043	289,768

		12,054,688
FINLAND — 0.94%
Amer Sports OYJ	9,714	241,830
Elisa OYJ	13,199	531,862
Fortum OYJ	15,438	327,857
Huhtamaki OYJ	6,142	261,734
Kesko OYJ Class B	4,565	233,194
Kone OYJ Class B	11,786	638,038
Konecranes OYJ	4,316	198,905
Metso OYJ	6,972	253,489
Neste OYJ	6,889	383,852
Nokia OYJ	221,029	1,085,568
Nokian Renkaat OYJ	4,068	186,575
Orion OYJ Class B	5,395	221,229
Outokumpu OYJ	15,111	142,941
Sampo OYJ Class A	13,861	726,309
Stora Enso OYJ Class R	17,181	268,801
UPM-Kymmene OYJ	18,758	563,785
Wartsila OYJ Abp	6,225	401,025

		6,666,994
FRANCE — 8.90%
Accor SA	5,644	281,639
Aeroports de Paris	1,826	307,593
Air Liquide SA	14,608	1,860,022
Airbus SE	21,497	2,197,517
Alstom SA	8,134	329,186
APERAM SA	5,229	281,337
Arkema SA	3,154	398,473
Atos SE	3,735	580,435
AXA SA	70,633	2,133,622
BNP Paribas SA	40,175	3,137,597
Bollore SA	54,443	263,207
Bouygues SA	9,462	454,303
Bureau Veritas SA	14,940	400,213
Capgemini SE	5,893	716,368
Carrefour SA	21,414	431,071
Casino Guichard Perrachon SA	3,154	180,167
Cie. de Saint-Gobain	17,015	998,217
Cie. Generale des Etablissements Michelin Class B	6,308	912,684
CNP Assurances	9,960	231,768
Credit Agricole SA	46,065	803,878

Security	Shares	Value
Danone SA	20,833	$1,702,256
Dassault Aviation SA	166	258,938
Dassault Systemes SE	4,814	511,288
Edenred	11,208	323,155
Eiffage SA	3,154	329,544
Electricite de France SA	21,338	279,401
Elior Group SAc	12,783	363,056
Engie SA	64,994	1,098,621
Essilor International SA	7,719	977,457
Eurazeo SA	3,902	362,787
Eurofins Scientific SE	581	363,461
Euronext NVc	5,561	330,457
Eutelsat Communications SA	10,707	268,297
Faurecia	4,525	328,988
Fonciere des Regions	2,158	219,796
Gecina SA	2,824	458,272
Groupe Eurotunnel SE Registered	24,900	312,988
Hermes International	998	518,005
ICADE	3,237	282,821
Iliad SA	1,245	310,885
Imerys SA	2,324	211,687
Ingenico Group SA	2,490	241,746
Ipsen SA	2,822	341,241
JCDecaux SA	5,561	212,812
Kering	2,739	1,255,579
Klepierre SA	9,213	366,468
L’Oreal SA	8,633	1,921,392
Lagardere SCA	11,869	390,953
Legrand SA	9,711	721,419
LVMH Moet Hennessy Louis Vuitton SE	9,877	2,946,741
Natixis SA	45,982	360,611
Orange SA	69,803	1,145,350
Orpea	2,905	348,063
Pernod Ricard SA	7,387	1,107,956
Peugeot SA	20,816	493,843
Publicis Groupe SA	7,304	476,152
Renault SA	6,889	683,278
Rexel SA	17,015	303,766
Rubis SCA	6,142	385,518
Safran SA	11,371	1,197,894
Sanofi	43,326	4,102,919
Schneider Electric SE	19,920	1,750,878
SCOR SE	9,130	379,120
SEB SA	1,411	262,999
SES SA	17,762	288,858
Societe BIC SA	1,827	192,979
Societe Generale SA	29,714	1,654,612
Sodexo SA	3,237	411,976
Sopra Steria Group	1,743	327,013
STMicroelectronics NV	27,390	644,541
Suez	15,687	275,946
Teleperformance	3,569	521,376
Thales SA	4,814	501,810
TOTAL SA	83,166	4,637,848
Ubisoft Entertainment SAb	5,395	411,661
Unibail-Rodamco SE	3,320	830,961
Valeo SA	8,798	595,480

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

October 31, 2017

Security	Shares	Value
Veolia Environnement SA	20,418	$483,806
Vinci SA	17,679	1,731,022
Vivendi SA	42,081	1,045,400
Wendel SA	1,992	336,020
Zodiac Aerospace	8,964	256,366

		63,255,830
GERMANY — 8.02%
Aareal Bank AG	8,300	343,301
adidas AG	6,813	1,516,326
Allianz SE Registered	16,353	3,797,702
Aurubis AG	3,652	298,871
Axel Springer SE	5,229	352,699
BASF SE	32,041	3,494,475
Bayer AG Registered	30,710	3,996,136
Bayerische Motoren Werke AG	11,122	1,133,700
Beiersdorf AG	4,316	484,189
Brenntag AG	7,636	432,458
CECONOMY AG	6,724	87,731
Commerzbank AGb	46,729	640,451
Continental AG	3,901	990,240
Covestro AGc	4,565	437,990
Daimler AG Registered	32,287	2,681,412
Deutsche Bank AG Registered	78,435	1,274,651
Deutsche Boerse AG	6,806	703,113
Deutsche Lufthansa AG Registered	14,857	474,230
Deutsche Post AG Registered	32,702	1,497,942
Deutsche Telekom AG Registered	114,873	2,092,965
Deutsche Wohnen SE Bearer	17,015	724,778
Dialog Semiconductor PLC[b]	4,319	214,590
Duerr AG	3,071	423,404
E.ON SE	83,584	986,370
Elmos Semiconductor AG	8,549	241,858
Evonik Industries AG	7,055	257,082
Fraport AG Frankfurt Airport Services Worldwide	3,735	354,440
Freenet AG	13,778	460,414
Fresenius Medical Care AG & Co. KGaA	7,968	770,618
Fresenius SE & Co. KGaA	14,276	1,192,597
GEA Group AG	9,047	436,274
Gerresheimer AG	4,731	376,096
Hannover Rueck SE	3,071	385,125
HeidelbergCement AG	5,478	558,198
Henkel AG & Co. KGaA	6,806	857,880
HOCHTIEF AG	1,577	278,325
HUGO BOSS AG	3,320	297,189
Infineon Technologies AG	41,417	1,134,086
Innogy SEc	6,723	312,887
K+S AG Registered	10,209	247,612
KION Group AG	4,233	338,825
Lanxess AG	4,565	356,731
LEG Immobilien AG	5,229	531,181
Linde AG	6,806	1,469,972
MAN SE	1,329	146,895
Merck KGaA	4,897	524,210
METRO AGb	12,369	236,240
MTU Aero Engines AG	3,071	517,852
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	6,145	1,374,812
Osram Licht AG	4,316	330,234
ProSiebenSat.1 Media SE Registered	8,799	306,948
QIAGEN NV	11,371	385,146
Rheinmetall AG	3,237	381,808

Security	Shares	Value
RTL Group SAb	1,412	$104,764
RWE AGb	20,584	514,596
SAP SE	35,608	4,051,087
Siemens AG Registered	27,725	3,956,534
STADA Arzneimittel AG	1,079	103,764
Symrise AG	6,142	478,034
Telefonica Deutschland Holding AG	53,203	270,414
thyssenkrupp AG	16,269	434,109
Uniper SE	13,538	380,399
United Internet AG Registered[d]	7,553	477,866
Volkswagen AG	2,242	416,324
Vonovia SE	18,426	810,532
Wirecard AG	6,059	596,790
Zalando SEb,c	6,144	307,448

		57,043,920
HONG KONG — 2.94%
AIA Group Ltd.	452,200	3,402,310
ASM Pacific Technology Ltd.	16,600	241,495
Bank of East Asia Ltd. (The)[a]	67,000	293,701
BOC Hong Kong Holdings Ltd.	166,500	792,827
CK Asset Holdings Ltd.	108,000	888,026
CK Hutchison Holdings Ltd.	95,500	1,212,448
CK Infrastructure Holdings Ltd.	22,000	191,469
CLP Holdings Ltd.	43,000	437,341
Galaxy Entertainment Group Ltd.	102,000	694,224
Hang Lung Group Ltd.	61,000	214,233
Hang Lung Properties Ltd.	99,000	227,394
Hang Seng Bank Ltd.	26,500	627,362
Henderson Land Development Co. Ltd.	57,200	372,814
HK Electric Investments & HK Electric Investments Ltd.[c]	166,500	153,230
HKT Trust & HKT Ltd.	168,000	205,214
Hong Kong & China Gas Co. Ltd.	267,300	506,382
Hong Kong Exchanges & Clearing Ltd.	48,500	1,350,227
Hongkong Land Holdings Ltd.	55,900	405,275
Hopewell Holdings Ltd.	97,000	372,369
Hysan Development Co. Ltd.	30,000	144,967
Jardine Matheson Holdings Ltd.	8,400	538,104
Jardine Strategic Holdings Ltd.	8,500	356,490
Kerry Properties Ltd.	83,500	375,663
Li & Fung Ltd.	336,000	169,253
Link REIT	94,500	793,980
Melco Resorts & Entertainment Ltd. ADR	14,604	369,189
MTR Corp. Ltd.	52,500	304,161
New World Development Co. Ltd.	250,000	372,350
NWS Holdings Ltd.	166,000	335,753
PCCW Ltd.	416,000	229,280
Power Assets Holdings Ltd.	51,500	446,230
Sands China Ltd.	99,600	469,161
Sino Land Co. Ltd.	182,000	313,528
Sun Hung Kai Properties Ltd.	49,000	801,405
Swire Pacific Ltd. Class A	16,500	162,953
Swire Properties Ltd.	83,800	283,028
Techtronic Industries Co. Ltd.	64,500	378,230
WH Group Ltd.[c]	373,500	378,201
Wharf Holdings Ltd. (The)	50,000	454,703

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

October 31, 2017

Security	Shares	Value
Wheelock & Co. Ltd.	35,000	$243,598
Wynn Macau Ltd.	91,200	233,792
Yue Yuen Industrial Holdings Ltd.	48,000	183,958

		20,926,318
IRELAND — 0.49%
Bank of Ireland Group PLC[b]	44,739	350,655
CRH PLC	30,793	1,161,186
Glanbia PLC	10,626	205,364
Kerry Group PLC Class A	7,470	752,303
Kingspan Group PLC	7,636	319,350
Paddy Power Betfair PLC	3,984	407,494
Smurfit Kappa Group PLC	10,707	319,374

		3,515,726
ISRAEL — 0.57%
Azrieli Group Ltd.	3,652	206,122
Bank Hapoalim BM	58,930	417,138
Bank Leumi Le-Israel BM	82,668	457,192
Bezeq The Israeli Telecommunication Corp. Ltd.	165,087	246,564
Check Point Software Technologies Ltd.[a,b]	4,233	498,266
Elbit Systems Ltd.	1,992	295,363
Frutarom Industries Ltd.	2,905	239,216
Israel Chemicals Ltd.	39,259	163,705
Israel Discount Bank Ltd. Class Ab	131,223	348,549
Mizrahi Tefahot Bank Ltd.	19,422	350,484
Nice Ltd.	3,901	321,565
Teva Pharmaceutical Industries Ltd. ADR	35,607	491,377

		4,035,541
ITALY — 2.36%
A2A SpA	145,499	250,011
Assicurazioni Generali SpA	44,820	816,612
Atlantia SpA	16,932	552,298
Banco BPM SpA[b]	78,610	274,181
BPER Banca[a]	37,018	180,431
Brembo SpA	18,177	300,266
CNH Industrial NV	42,745	546,260
Davide Campari-Milano SpA	40,172	321,973
Enel SpA	287,017	1,780,469
Eni SpA	86,737	1,418,662
EXOR NV	5,547	355,732
Ferrari NV	5,674	680,161
Fiat Chrysler Automobiles NVb	44,851	775,378
FinecoBank Banca Fineco SpA	51,045	477,503
Intesa Sanpaolo SpA	548,978	1,845,689
Leonardo SpA	739	12,767
Luxottica Group SpA	7,304	418,973
Mediaset SpA[a,b]	34,695	127,478
Mediobanca SpA	44,489	487,696
Moncler SpA	10,218	290,206
Poste Italiane SpA[c]	19,838	145,017
Prysmian SpA	12,035	414,997
Recordati SpA	9,607	446,660
Saipem SpA[b]	43,667	183,539
Snam SpA	127,654	652,244
Telecom Italia SpA/Milano[b]	365,117	316,881
Tenaris SA	19,922	272,696
Terna Rete Elettrica Nazionale SpA	74,866	451,774

Security	Shares	Value
UniCredit SpA[b]	78,481	$1,502,136
Unione di Banche Italiane SpA[a]	57,859	271,768
UnipolSai Assicurazioni SpA	84,374	192,258

		16,762,716
JAPAN — 22.54%
Activia Properties Inc.	61	238,889
Advance Residence Investment Corp.	112	263,466
Advantest Corp.	9,800	221,563
Aeon Co. Ltd.	24,900	383,591
AEON Financial Service Co. Ltd.	10,900	232,811
Air Water Inc.	10,100	192,347
Aisin Seiki Co. Ltd.	8,300	426,577
Ajinomoto Co. Inc.	24,900	498,855
Alfresa Holdings Corp.	13,100	249,134
Alps Electric Co. Ltd.	9,400	284,986
Amada Holdings Co. Ltd.	25,000	308,237
ANA Holdings Inc.	5,000	191,235
Aozora Bank Ltd.	8,300	323,220
Asahi Glass Co. Ltd.	9,600	374,267
Asahi Group Holdings Ltd.	16,600	753,961
Asahi Kasei Corp.	51,900	625,285
Asics Corp.	10,000	151,985
Astellas Pharma Inc.	83,100	1,103,198
Azbil Corp.	8,300	360,838
Bandai Namco Holdings Inc.	9,200	313,738
Bank of Kyoto Ltd. (The)	4,700	244,865
Benesse Holdings Inc.	5,500	185,624
Bridgestone Corp.	23,400	1,109,971
Brother Industries Ltd.	12,600	303,717
Calbee Inc.	4,800	161,155
Canon Inc.	33,500	1,250,906
Casio Computer Co. Ltd.	12,200	179,087
Central Japan Railway Co.	4,800	868,925
Chiba Bank Ltd. (The)	29,000	219,995
Chubu Electric Power Co. Inc.	25,600	328,251
Chugai Pharmaceutical Co. Ltd.	9,800	465,722
Chugoku Bank Ltd. (The)	19,300	273,967
Chugoku Electric Power Co. Inc. (The)	17,200	190,876
Coca-Cola Bottlers Japan Inc.	8,300	288,524
Concordia Financial Group Ltd.	58,400	305,800
Credit Saison Co. Ltd.	11,900	238,147
CROOZ Inc.	5,500	123,233
CyberAgent Inc.	6,600	203,291
Dai Nippon Printing Co. Ltd.	17,600	418,974
Dai-ichi Life Holdings Inc.	41,600	784,370
Daicel Corp.	13,300	164,567
Daifuku Co. Ltd.	8,400	407,322
Daiichi Jitsugyo Co. Ltd.	9,200	269,612
Daiichi Sankyo Co. Ltd.	24,900	569,744
Daikin Industries Ltd.	9,400	1,031,576
Daito Trust Construction Co. Ltd.	2,400	418,939
Daiwa House Industry Co. Ltd.	20,800	757,828
Daiwa House REIT Investment Corp.	121	282,188
Daiwa Securities Group Inc.	66,000	409,894
DeNA Co. Ltd.	7,200	168,357

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

October 31, 2017

Security	Shares	Value
Denka Co. Ltd.	7,200	$238,564
Denso Corp.	17,500	953,621
Dentsu Inc.	9,600	407,639
DIC Corp.	5,700	210,182
Disco Corp.	1,900	436,918
Don Quijote Holdings Co. Ltd.	8,300	345,864
East Japan Railway Co.	9,600	926,798
Ebara Corp.	8,300	296,559
Eisai Co. Ltd.	12,100	670,542
Electric Power Development Co. Ltd.	9,100	227,840
Ezaki Glico Co. Ltd.	3,500	193,743
FamilyMart UNY Holdings Co. Ltd.	3,900	221,033
FANUC Corp.	7,100	1,647,690
Fast Retailing Co. Ltd.	2,100	695,072
Fuji Electric Co. Ltd.	35,000	251,650
FUJIFILM Holdings Corp.	16,600	675,804
Fujitsu Ltd.	87,000	672,541
Fukuoka Financial Group Inc.	49,000	250,541
Furukawa Electric Co. Ltd.	4,500	272,463
GLP J-REIT	320	321,324
Hachijuni Bank Ltd. (The)	41,800	259,710
Hakuhodo DY Holdings Inc.	16,700	229,417
Hamamatsu Photonics KK	9,800	315,225
Hankyu Hanshin Holdings Inc.	9,800	379,908
Haseko Corp.	21,400	308,862
Hino Motors Ltd.	16,600	211,974
Hirose Electric Co. Ltd.	1,300	194,376
Hiroshima Bank Ltd. (The)	25,100	210,731
Hisamitsu Pharmaceutical Co. Inc.	4,100	224,791
Hitachi Chemical Co. Ltd.	6,200	175,420
Hitachi Construction Machinery Co. Ltd.	8,300	282,315
Hitachi High-Technologies Corp.	3,800	157,678
Hitachi Ltd.	183,000	1,444,610
Hitachi Metals Ltd.	11,300	145,389
Honda Motor Co. Ltd.	58,300	1,807,541
Hoshizaki Corp.	2,200	207,357
Hoya Corp.	15,800	853,614
Hulic Co. Ltd.	24,500	251,188
Idemitsu Kosan Co. Ltd.	6,600	191,384
IHI Corp.	7,900	282,615
Iida Group Holdings Co. Ltd.	10,300	196,337
Inpex Corp.	38,900	412,348
Isetan Mitsukoshi Holdings Ltd.	17,000	183,719
Isuzu Motors Ltd.	25,000	362,690
ITOCHU Corp.	58,000	1,009,628
J Front Retailing Co. Ltd.	16,600	243,675
Japan Airlines Co. Ltd.	3,800	129,420
Japan Exchange Group Inc.	24,900	445,058
Japan Hotel REIT Investment Corp.	491	324,510
Japan Post Bank Co. Ltd.	8,500	107,045
Japan Post Holdings Co. Ltd.	58,100	668,792
Japan Prime Realty Investment Corp.	109	350,607
Japan Real Estate Investment Corp.	58	271,548
Japan Retail Fund Investment Corp.	198	350,939
Japan Tobacco Inc.	37,000	1,220,092
JFE Holdings Inc.	22,900	487,706
JGC Corp.	13,600	226,088
JSR Corp.	10,100	194,480
JTEKT Corp.	12,700	207,438
JXTG Holdings Inc.	132,800	681,589
Kajima Corp.	43,000	443,888
Kamigumi Co. Ltd.	15,000	357,080

Security	Shares	Value
Kaneka Corp.	20,000	$164,041
Kansai Electric Power Co. Inc. (The)	31,300	426,267
Kansai Paint Co. Ltd.	10,600	271,180
Kao Corp.	18,700	1,124,995
Kawasaki Heavy Industries Ltd.	7,500	259,395
Kawasaki Kisen Kaisha Ltd.[a,b]	6,400	166,266
KDDI Corp.	59,700	1,588,778
Keihan Holdings Co. Ltd.	4,500	137,024
Keikyu Corp.	12,600	259,363
Keio Corp.	4,700	203,916
Keisei Electric Railway Co. Ltd.	9,200	276,089
Kenedix Office Investment Corp.	55	295,257
Kewpie Corp.	5,600	139,076
Keyence Corp.	3,700	2,045,859
Kintetsu Group Holdings Co. Ltd.	8,300	317,742
Kirin Holdings Co. Ltd.	34,600	823,512
Kobayashi Pharmaceutical Co. Ltd.	4,500	258,999
Koito Manufacturing Co. Ltd.	5,500	364,956
Komatsu Ltd.	35,800	1,164,768
Konami Holdings Corp.	4,700	227,493
Konica Minolta Inc.	25,100	218,242
Kose Corp.	1,700	205,412
Kubota Corp.	41,500	774,815
Kuraray Co. Ltd.	18,000	352,143
Kurita Water Industries Ltd.	8,500	268,547
Kyocera Corp.	11,300	750,118
Kyowa Hakko Kirin Co. Ltd.	16,700	306,870
Kyushu Electric Power Co. Inc.	21,500	244,082
Kyushu Financial Group Inc.	40,500	255,553
Kyushu Railway Co.	8,400	267,975
Lawson Inc.	1,400	91,173
Lion Corp.	11,600	222,139
LIXIL Group Corp.	12,600	344,856
M3 Inc.	10,800	320,778
Mabuchi Motor Co. Ltd.	3,900	202,843
Makita Corp.	8,500	355,320
Marubeni Corp.	70,100	466,819
Marui Group Co. Ltd.	16,600	252,002
Mazda Motor Corp.	26,300	375,417
Mebuki Financial Group Inc.	63,200	261,410
Medipal Holdings Corp.	12,500	230,793
MEIJI Holdings Co. Ltd.	4,000	325,970
MINEBEA MITSUMI Inc.	19,000	344,786
Miraca Holdings Inc.	4,000	185,514
MISUMI Group Inc.	16,600	452,873
Mitsubishi Chemical Holdings Corp.	61,600	638,335
Mitsubishi Corp.	54,900	1,279,615
Mitsubishi Electric Corp.	74,500	1,266,362
Mitsubishi Estate Co. Ltd.	42,000	756,059
Mitsubishi Gas Chemical Co. Inc.	12,500	303,507
Mitsubishi Heavy Industries Ltd.	12,100	470,561
Mitsubishi Materials Corp.	8,300	313,359
Mitsubishi Motors Corp.	36,400	288,624
Mitsubishi Tanabe Pharma Corp.	12,400	272,161
Mitsubishi UFJ Financial Group Inc.	454,800	3,051,879
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,500	216,941
Mitsui & Co. Ltd.	58,300	866,573

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

October 31, 2017

Security	Shares	Value
Mitsui Chemicals Inc.	10,100	$309,320
Mitsui Fudosan Co. Ltd.	33,700	778,810
Mitsui OSK Lines Ltd.	8,000	242,894
Mizuho Financial Group Inc.	846,900	1,527,148
MS&AD Insurance Group Holdings Inc.	16,800	566,998
Murata Manufacturing Co. Ltd.	7,300	1,136,469
Nabtesco Corp.	8,300	327,968
Nagoya Railroad Co. Ltd.	10,000	223,885
Nankai Electric Railway Co. Ltd.	10,500	270,378
NEC Corp.	11,600	316,466
Nexon Co. Ltd.[b]	11,000	294,288
NGK Insulators Ltd.	14,500	283,926
NGK Spark Plug Co. Ltd.	9,500	213,944
NHK Spring Co. Ltd.	24,900	282,242
Nichirei Corp.	8,500	217,830
Nidec Corp.	9,400	1,240,456
Nifco Inc./Japan	3,400	221,420
Nikon Corp.	16,800	316,839
Nintendo Co. Ltd.	4,400	1,696,031
Nippon Building Fund Inc.	86	414,750
Nippon Electric Glass Co. Ltd.	8,300	336,368
Nippon Express Co. Ltd.	4,100	258,708
Nippon Paint Holdings Co. Ltd.	8,300	290,715
Nippon Prologis REIT Inc.	181	380,382
Nippon Shinyaku Co. Ltd.	4,500	317,610
Nippon Steel & Sumitomo Metal Corp.	33,200	789,168
Nippon Telegraph & Telephone Corp.	24,900	1,199,311
Nippon Yusen KKb	10,200	213,910
Nissan Chemical Industries Ltd.	5,900	218,855
Nissan Motor Co. Ltd.	75,000	725,051
Nisshin Seifun Group Inc.	16,800	294,070
Nissin Foods Holdings Co. Ltd.	2,800	175,693
Nitori Holdings Co. Ltd.	3,500	506,842
Nitto Denko Corp.	6,800	628,654
NOK Corp.	8,300	202,113
Nomura Holdings Inc.	141,100	805,647
Nomura Real Estate Holdings Inc.	8,400	183,775
Nomura Real Estate Master Fund Inc.	249	311,387
Nomura Research Institute Ltd.	8,800	370,571
NSK Ltd.	19,000	270,043
NTN Corp.	36,200	173,944
NTT Data Corp.	29,600	343,071
NTT DOCOMO Inc.	49,800	1,201,283
Obayashi Corp.	33,200	432,421
Obic Co. Ltd.	6,500	427,308
Odakyu Electric Railway Co. Ltd.	10,500	204,215
Oji Holdings Corp.	75,000	436,944
Olympus Corp.	11,200	412,990
Omron Corp.	8,800	489,448
Ono Pharmaceutical Co. Ltd.	17,700	404,609
Organo Corp.	9,200	242,894
Oriental Land Co. Ltd./Japan	8,400	669,309
ORIX Corp.	49,800	849,576
Orix JREIT Inc.	230	315,964
Osaka Gas Co. Ltd.	17,000	327,418
OSJB Holdings Corp.	91,900	283,068
Otsuka Corp.	4,300	291,384
Otsuka Holdings Co. Ltd.	15,500	645,481
Panasonic Corp.	89,000	1,331,906
Park24 Co. Ltd.	8,500	195,912
Persol Holdings Co. Ltd.	11,400	281,112
Pigeon Corp.	7,700	271,394

Security	Shares	Value
Pola Orbis Holdings Inc.	8,300	$262,959
Proto Corp.	17,300	248,774
Rakuten Inc.	43,400	461,767
Recruit Holdings Co. Ltd.	49,800	1,216,622
Resona Holdings Inc.	91,500	489,750
Ricoh Co. Ltd.	31,400	289,047
Rinnai Corp.	2,600	221,720
Rohm Co. Ltd.	5,900	543,114
Roland DG Corp.	8,400	231,013
Ryohin Keikaku Co. Ltd.	1,200	352,724
Santen Pharmaceutical Co. Ltd.	18,500	292,894
SBI Holdings Inc./Japan	27,300	427,411
SCREEN Holdings Co. Ltd.	2,700	209,337
Secom Co. Ltd.	8,300	626,499
Sega Sammy Holdings Inc.	10,200	142,637
Seibu Holdings Inc.	8,500	151,030
Seiko Epson Corp.	16,500	391,481
Sekisui Chemical Co. Ltd.	22,300	446,667
Sekisui House Ltd.	24,900	462,588
Seven & i Holdings Co. Ltd.	25,100	1,009,920
Sharp Corp./Japan[a,b]	6,900	217,693
Shimadzu Corp.	13,800	285,157
Shimamura Co. Ltd.	1,300	144,381
Shimano Inc.	2,900	394,817
Shimizu Corp.	41,500	485,378
Shin-Etsu Chemical Co. Ltd.	14,200	1,488,357
Shinsei Bank Ltd.	8,400	140,530
Shionogi & Co. Ltd.	12,000	642,823
Shiseido Co. Ltd.	16,600	682,670
Shizuoka Bank Ltd. (The)	18,000	173,775
Showa Denko KK	9,400	312,285
SMC Corp./Japan	2,300	875,227
SoftBank Group Corp.	31,800	2,783,724
Sohgo Security Services Co. Ltd.	4,000	191,499
Sojitz Corp.	108,200	324,705
Sompo Holdings Inc.	12,400	495,323
Sony Corp.	48,200	1,871,923
Sony Financial Holdings Inc.	8,600	141,378
Square Enix Holdings Co. Ltd.	6,000	241,310
Stanley Electric Co. Ltd.	9,400	344,548
Start Today Co. Ltd.	10,400	282,813
Subaru Corp.	23,200	793,819
Sumco Corp.	11,200	243,161
Sumitomo Chemical Co. Ltd.	83,000	579,970
Sumitomo Corp.	48,500	697,217
Sumitomo Dainippon Pharma Co. Ltd.	12,100	172,188
Sumitomo Electric Industries Ltd.	30,800	520,833
Sumitomo Heavy Industries Ltd.	8,200	342,058
Sumitomo Metal Mining Co. Ltd.	9,700	380,385
Sumitomo Mitsui Financial Group Inc.	50,400	2,003,492
Sumitomo Mitsui Trust Holdings Inc.	13,600	532,007
Sumitomo Realty & Development Co. Ltd.	14,000	463,874
Sumitomo Rubber Industries Ltd.	16,600	313,213
Sundrug Co. Ltd.	8,300	360,473
Suntory Beverage & Food Ltd.	8,300	379,099
Suruga Bank Ltd.	8,500	192,097
Suzuken Co. Ltd./Aichi Japan	8,300	297,655

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

October 31, 2017

Security	Shares	Value
Suzuki Motor Corp.	14,500	$787,974
Sysmex Corp.	5,900	401,364
T&D Holdings Inc.	25,000	384,692
Taiheiyo Cement Corp.	6,700	266,514
Taisei Corp.	9,600	529,719
Taisho Pharmaceutical Holdings Co. Ltd.	2,200	166,699
Takashimaya Co. Ltd.	22,000	200,968
Takeda Pharmaceutical Co. Ltd.	27,400	1,542,049
TDK Corp.	5,300	404,391
Teijin Ltd.	10,700	225,338
Terumo Corp.	11,600	480,313
THK Co. Ltd.	10,200	369,832
Tobu Railway Co. Ltd.	9,500	277,568
Toho Co. Ltd./Tokyo	8,300	273,915
Toho Gas Co. Ltd.	4,700	130,912
Tohoku Electric Power Co. Inc.	24,900	324,754
Tokio Marine Holdings Inc.	25,000	1,068,160
Tokyo Electric Power Co. Holdings Inc.[b]	77,100	314,832
Tokyo Electron Ltd.	6,700	1,164,820
Tokyo Gas Co. Ltd.	17,000	421,970
Tokyo Tatemono Co. Ltd.	13,100	182,268
Tokyu Corp.	17,200	258,840
Tokyu Fudosan Holdings Corp.	33,900	220,769
Toppan Printing Co. Ltd.	42,000	424,325
Toray Industries Inc.	50,100	504,175
Toshiba Corp.[b]	166,000	480,630
Tosoh Corp.	14,800	317,543
TOTO Ltd.	8,300	403,934
Toyo Seikan Group Holdings Ltd.	15,600	273,614
Toyo Suisan Kaisha Ltd.	8,300	318,107
Toyota Industries Corp.	8,300	504,735
Toyota Motor Corp.	97,200	5,979,301
Toyota Tsusho Corp.	11,800	425,768
Trend Micro Inc./Japan	7,200	383,349
Tsukuba Bank Ltd.	116,400	427,165
Tsuruha Holdings Inc.	2,200	271,636
Ube Industries Ltd.	11,400	347,628
Unicharm Corp.	17,900	405,243
United Urban Investment Corp.	274	393,771
USS Co. Ltd.	17,700	355,153
West Japan Railway Co.	5,700	399,948
Yahoo Japan Corp.	74,800	333,746
Yakult Honsha Co. Ltd.	4,300	353,445
Yamada Denki Co. Ltd.	41,900	221,982
Yamaguchi Financial Group Inc.	7,000	84,274
Yamaha Corp.	8,300	324,316
Yamaha Motor Co. Ltd.	13,500	400,378
Yamato Holdings Co. Ltd.	12,400	252,245
Yamazaki Baking Co. Ltd.	9,700	174,144
Yaskawa Electric Corp.	11,700	415,982
Yokogawa Electric Corp.	13,300	250,246
Yokohama Rubber Co. Ltd. (The)	9,700	215,973

		160,267,996
NETHERLANDS — 3.20%
Aalberts Industries NV	9,628	474,947
ABN AMRO Group NVc	15,279	471,948
Aegon NV	71,712	423,385
AerCap Holdings NVb	6,723	353,899
Akzo Nobel NV	8,964	811,809
Altice NV Class Aa,b	24,176	456,113

Security	Shares	Value
ArcelorMittal[b]	25,190	$722,329
ASM International NV	4,980	333,699
ASML Holding NV	13,534	2,440,644
ASR Nederland NV	6,976	286,060
Boskalis Westminster	6,474	231,536
Heineken Holding NV	4,484	416,324
Heineken NV	7,727	753,071
IMCD Group NV	6,557	412,483
ING Groep NV	144,752	2,674,453
InterXion Holding NVb	7,968	425,412
Koninklijke Ahold Delhaize NV	47,061	885,677
Koninklijke DSM NV	6,225	531,123
Koninklijke KPN NV	159,277	549,969
Koninklijke Philips NV	33,698	1,372,210
Koninklijke Vopak NV	4,731	204,886
NN Group NV	13,446	563,274
NXP Semiconductors NVb	12,803	1,498,591
Randstad Holding NV	5,730	352,582
RELX NV	37,516	847,426
SBM Offshore NV	13,695	244,415
Unilever NV CVA	58,598	3,406,702
Wolters Kluwer NV	12,865	630,656

		22,775,623
NEW ZEALAND — 0.26%
Auckland International Airport Ltd.	45,484	194,119
Contact Energy Ltd.	77,439	305,035
Fisher & Paykel Healthcare Corp. Ltd.	38,346	348,063
Fletcher Building Ltd.	42,662	215,101
Meridian Energy Ltd.	73,289	143,089
Ryman Healthcare Ltd.	48,306	307,756
Spark New Zealand Ltd.	124,168	313,026

		1,826,189
NORWAY — 0.70%
DNB ASA	40,172	773,303
Gjensidige Forsikring ASA	17,181	322,751
Marine Harvest ASA	13,924	271,438
Norsk Hydro ASA	65,156	502,891
Orkla ASA	46,065	450,127
Statoil ASA	39,342	795,312
Storebrand ASA	35,361	302,314
Subsea 7 SA	16,603	278,614
Telenor ASA	27,036	573,308
TGS Nopec Geophysical Co. ASA	14,027	321,449
Yara International ASA	8,715	413,068

		5,004,575
PORTUGAL — 0.18%
Banco Comercial Portugues SAb	662,180	197,866
EDP — Energias de Portugal SA	96,864	345,634
Galp Energia SGPS SA	20,411	379,493

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

October 31, 2017

Security	Shares	Value
Jeronimo Martins SGPS SA	18,847	$342,511

		1,265,504
SINGAPORE — 1.18%
Ascendas REIT	108,200	217,607
CapitaLand Commercial Trust	316,042	402,476
CapitaLand Ltd.	91,300	245,942
CapitaLand Mall Trust	166,200	246,421
City Developments Ltd.	25,000	237,449
ComfortDelGro Corp. Ltd.	92,100	136,555
DBS Group Holdings Ltd.	58,800	983,165
Genting Singapore PLC	323,800	289,956
Global Logistic Properties Ltd.	116,300	283,409
Jardine Cycle & Carriage Ltd.	5,200	150,344
Keppel Corp. Ltd.	66,600	366,632
Oversea-Chinese Banking Corp. Ltd.	108,000	943,335
SATS Ltd.	58,400	201,468
SembCorp Industries Ltd.[a]	91,400	221,389
Singapore Airlines Ltd.	33,300	251,021
Singapore Exchange Ltd.	25,100	141,307
Singapore Press Holdings Ltd.[a]	700	1,387
Singapore Technologies Engineering Ltd.	91,600	233,975
Singapore Telecommunications Ltd.	232,600	640,230
Suntec REIT	249,000	356,393
United Overseas Bank Ltd.	49,800	899,938
UOL Group Ltd.	50,000	331,767
Venture Corp. Ltd.	25,700	367,655
Wilmar International Ltd.	83,200	207,023

		8,356,844
SPAIN — 2.94%
Abertis Infraestructuras SA	26,228	567,394
Acciona SA	2,000	165,679
Acerinox SA	17,098	245,692
ACS Actividades de Construccion y Servicios SA	9,466	373,333
Aena SME SAc	2,739	502,551
Amadeus IT Group SA	16,355	1,109,823
Banco Bilbao Vizcaya Argentaria SA	255,889	2,239,609
Banco de Sabadell SA	251,042	502,724
Banco Santander SA	597,660	4,054,229
Bankia SA	65,156	311,128
Bankinter SA	25,406	239,822
CaixaBank SA	157,536	737,390
Cellnex Telecom SAc	13,866	344,305
Distribuidora Internacional de Alimentacion SA	44,903	219,701
Enagas SA	683	19,677
Endesa SA	10,462	239,489
Ferrovial SA	20,750	450,821
Gas Natural SDG SA	9,222	197,352
Grifols SA	18,346	574,377
Iberdrola SA	216,387	1,748,931
Industria de Diseno Textil SA	40,181	1,502,330
Inmobiliaria Colonial SOCIMI SA	25,012	238,026
International Consolidated Airlines Group SA	36,105	304,939
Mapfre SA	68,641	224,617
Mediaset Espana Comunicacion SA	17,272	187,769
Merlin Properties SOCIMI SA	22,043	290,943
Promotora de Informaciones SAb	26,124	92,669
Red Electrica Corp. SA	16,276	360,443
Repsol SA	45,320	849,216

Security	Shares	Value
Telefonica SA	163,676	$1,717,213
Viscofan SA	4,823	292,053

		20,904,245
SWEDEN — 2.95%
Alfa Laval AB	14,774	374,300
Assa Abloy AB Class B	38,927	821,616
Atlas Copco AB Class A	21,248	931,970
Atlas Copco AB Class B	16,766	665,890
BillerudKorsnas AB	13,031	224,297
Boliden AB	13,861	485,113
Castellum AB	22,078	354,174
Dometic Group ABc	28,552	248,284
Electrolux AB Class B	9,545	337,481
Elekta AB Class B	17,597	169,206
Essity AB Class Bb	22,244	665,051
Fabege AB	17,928	378,613
Getinge AB Class B	15,108	297,403
Hennes & Mauritz AB Class B	39,426	989,912
Hexagon AB Class B	10,209	523,510
Hexpol AB	18,426	186,421
Husqvarna AB Class B	21,912	214,100
ICA Gruppen AB	5,396	199,035
Industrivarden AB Class C	7,304	187,752
Intrum Justitia AB	3,965	138,958
Investor AB Class B	13,031	645,806
JM AB	6,391	168,634
Kambi Group PLC[b]	10,957	115,174
Kindred Group PLC	2,673	34,132
Kindred Group PLC SDR[b]	17,496	223,407
Kinnevik AB Class B	9,130	299,578
L E Lundbergforetagen AB Class B	2,905	226,763
Loomis AB Class B	7,221	289,727
Lundin Petroleum ABb	9,794	230,349
Millicom International Cellular SA SDR	3,979	254,516
NCC AB Class B	9,379	202,440
Nibe Industrier AB Class B	32,204	322,163
Nordea Bank AB	109,560	1,324,383
Saab AB	6,640	339,305
Sandvik AB	39,342	718,530
Securitas AB Class B	19,754	346,624
Skandinaviska Enskilda Banken AB Class A	46,732	576,070
Skanska AB Class B	15,770	346,037
SKF AB Class B	16,517	384,130
Svenska Cellulosa AB SCA Class B	22,244	208,841
Svenska Handelsbanken AB Class A	56,773	813,775
Swedbank AB Class A	33,698	836,432
Swedish Match AB	10,541	397,123
Tele2 AB Class B	21,912	278,749
Telefonaktiebolaget LM Ericsson Class B	125,745	791,558
Telia Co. AB	84,663	391,874
Tethys Oil AB	46,567	343,476
Trelleborg AB Class B	13,363	331,050
Volvo AB Class B	56,833	1,126,233

		20,959,965

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

October 31, 2017

Security	Shares	Value
SWITZERLAND — 6.84%
ABB Ltd. Registered	67,980	$1,778,610
Adecco Group AG Registered	6,972	553,605
Allreal Holding AG Registered	2,490	416,665
ams AG	3,569	325,643
Aryzta AG	9,305	295,635
Baloise Holding AG Registered	3,403	537,010
Barry Callebaut AG Registered	250	390,500
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	39	225,948
Cie. Financiere Richemont SA Class A Registered	18,841	1,738,937
Clariant AG Registered	12,865	323,948
Credit Suisse Group AG Registered	87,482	1,380,509
dormakaba Holding AG Class B	498	493,104
Dufry AG Registered[b]	2,241	333,857
EMS-Chemie Holding AG Registered	332	217,825
Flughafen Zurich AG	2,241	487,858
Geberit AG Registered	1,328	601,650
Georg Fischer AG Registered	498	614,007
Givaudan SA Registered	332	742,071
Gurit Holding AG Bearer	253	291,123
Helvetia Holding AG Registered	747	402,052
Idorsia Ltd.[b]	13,615	268,394
Julius Baer Group Ltd.	7,387	437,232
Kuehne + Nagel International AG Registered	1,577	275,595
LafargeHolcim Ltd. Registered	16,021	905,682
Logitech International SA Registered	8,964	320,503
Lonza Group AG Registered	3,239	861,090
Molecular Partners AGb	6,481	182,051
Nestle SA Registered	114,710	9,655,065
Novartis AG Registered	80,765	6,660,196
OC Oerlikon Corp. AG Registered	26,560	426,324
Pargesa Holding SA Bearer	4,316	361,759
Partners Group Holding AG	664	446,974
PSP Swiss Property AG Registered	5,063	445,958
Roche Holding AG	25,234	5,835,109
Schindler Holding AG Participation Certificates	665	150,839
SGS SA Registered	166	410,337
Sika AG Bearer	83	614,923
Sonova Holding AG Registered	2,573	464,885
Straumann Holding AG Registered	664	463,961
Sunrise Communications Group AGc	4,150	345,556
Swatch Group AG (The) Bearer	1,414	554,649
Swiss Life Holding AG Registered	1,245	433,152
Swiss Prime Site AG Registered	357	30,496
Swiss Re AG	10,378	977,102
Swisscom AG Registered	747	377,697
Temenos Group AG Registered	3,486	402,876
UBS Group AG	133,049	2,266,425
Vifor Pharma AG	1,995	256,780
Zurich Insurance Group AG	5,312	1,622,697

		48,604,864
UNITED KINGDOM — 16.30%
3i Group PLC	40,919	522,192
Admiral Group PLC	11,205	286,285
Aggreko PLC	17,599	218,983
Anglo American PLC	54,365	1,025,155
Antofagasta PLC	21,500	272,519
Ashtead Group PLC	20,753	534,644
ASOS PLC[b]	2,905	219,773

Security	Shares	Value
Associated British Foods PLC	14,027	$620,657
AstraZeneca PLC	46,812	3,128,094
Auto Trader Group PLC[c]	51,792	235,562
Aviva PLC	134,709	903,379
B&M European Value Retail SA	48,057	253,546
Babcock International Group PLC	20,252	218,377
BAE Systems PLC	114,125	899,463
Balfour Beatty PLC	75,032	273,010
Barclays PLC	625,655	1,544,945
Barratt Developments PLC	40,670	353,481
BBA Aviation PLC	63,329	267,599
Beazley PLC	67,894	455,758
Bellway PLC	6,142	297,704
Berkeley Group Holdings PLC	6,391	317,496
BHP Billiton PLC	80,261	1,452,189
Booker Group PLC	99,768	266,564
BP PLC	718,947	4,871,013
British American Tobacco PLC	86,489	5,594,496
British Land Co. PLC (The)	30,959	247,083
BT Group PLC	313,740	1,084,491
BTG PLC[b]	44,488	445,447
Bunzl PLC	14,027	436,807
Burberry Group PLC	18,095	457,037
Capita PLC	40,256	280,120
Capital & Counties Properties PLC	55,859	197,239
Carnival PLC	6,806	448,377
Centamin PLC	80,063	148,103
Centrica PLC	208,413	469,942
Close Brothers Group PLC	14,359	264,855
Cobham PLC[b]	158,697	292,931
Coca-Cola European Partners PLC	12,035	493,720
Coca-Cola HBC AG	9,130	308,561
Compass Group PLC	56,111	1,231,694
Croda International PLC	5,810	322,812
CYBG PLC[a,b]	68,807	287,823
Daily Mail & General Trust PLC Class A NVS	23,907	220,168
DCC PLC	3,901	369,876
Derwent London PLC	6,059	215,312
Diageo PLC	89,311	3,050,408
Direct Line Insurance Group PLC	51,794	255,655
Dixons Carphone PLC	70,799	163,026
DS Smith PLC	36,686	253,817
Electrocomponents PLC	37,184	342,934
Experian PLC	33,947	714,968
Ferguson PLC	8,549	597,717
Fresnillo PLC	13,614	235,385
G4S PLC	77,024	287,418
GKN PLC	62,914	264,843
GlaxoSmithKline PLC	177,786	3,204,936
Glencore PLC	464,139	2,237,364
Great Portland Estates PLC	32,954	271,976
Greencore Group PLC	83,748	214,419
Greene King PLC	34,528	248,057
GVC Holdings PLC	23,987	298,627
Halma PLC	23,406	367,389
Hammerson PLC	28,137	195,790
Hargreaves Lansdown PLC	14,361	301,698

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

October 31, 2017

Security	Shares	Value
Hays PLC	106,655	$264,003
Hikma Pharmaceuticals PLC	7,313	113,040
Hiscox Ltd.[a]	26,643	505,235
Hostelworld Group PLC[c]	24,822	112,649
Howden Joinery Group PLC	40,255	219,226
HSBC Holdings PLC	736,542	7,182,126
IG Group Holdings PLC	20,507	177,963
IMI PLC	18,426	299,009
Imperial Brands PLC	33,120	1,350,459
Inchcape PLC	24,239	251,551
Indivior PLC[b]	49,717	245,337
Informa PLC	35,358	327,267
Inmarsat PLC	26,145	215,607
InterContinental Hotels Group PLC	6,328	350,585
Intermediate Capital Group PLC	29,714	383,933
Intertek Group PLC	7,221	520,210
Intu Properties PLC	50,547	144,988
Investec PLC	30,629	209,673
ITV PLC	139,938	305,692
IWG PLC	68,890	197,053
J Sainsbury PLC	71,131	229,062
John Wood Group PLC	36,105	341,133
Johnson Matthey PLC	7,553	339,115
Jupiter Fund Management PLC	62,499	493,409
Just Eat PLC[b]	31,706	328,411
Kainos Group PLC	54,455	205,551
Kingfisher PLC	75,869	314,945
Land Securities Group PLC	22,667	290,772
Legal & General Group PLC	206,338	731,598
Lloyds Banking Group PLC	2,604,541	2,361,948
London Stock Exchange Group PLC	10,790	538,898
Man Group PLC	124,417	319,865
Marks & Spencer Group PLC	74,866	342,099
Mediclinic International PLC	21,830	168,717
Meggitt PLC	58,439	402,377
Melrose Industries PLC	91,964	268,550
Merlin Entertainments PLC[c]	36,022	181,201
Metro Bank PLC[a,b]	4,814	227,390
Micro Focus International PLC	18,866	662,655
Mondi PLC	12,450	301,066
Moneysupermarket.com Group PLC	55,942	241,362
National Grid PLC	116,784	1,405,056
NEX Group PLC	25,149	211,902
Next PLC	6,640	433,914
Old Mutual PLC	182,268	462,302
Paysafe Group PLC[b]	40,589	315,855
Pearson PLC	35,856	334,972
Pennon Group PLC	22,081	232,820
Persimmon PLC	13,256	493,245
Phoenix Group Holdings	33,117	332,912
Playtech PLC	18,177	237,520
Provident Financial PLC	7,792	96,386
Prudential PLC	90,802	2,233,152
Randgold Resources Ltd.	4,706	462,138
Reckitt Benckiser Group PLC	23,406	2,093,374
RELX PLC	37,848	871,011
Rentokil Initial PLC	121,512	541,853
Rightmove PLC	5,976	329,655
Rio Tinto PLC	46,563	2,194,157
Rolls-Royce Holdings PLC	71,048	918,008
Rolls-Royce Holdings PLC New[b]	433,136	575
Rotork PLC	44,332	154,653

Security	Shares	Value
Royal Bank of Scotland Group PLC[b]	135,456	$508,158
Royal Dutch Shell PLC Class A ADR	161,520	5,073,775
Royal Dutch Shell PLC Class B	145,084	4,665,368
Royal Mail PLC	51,377	255,439
RPC Group PLC	21,666	271,170
RSA Insurance Group PLC	41,998	350,801
Saga PLC	105,410	267,500
Sage Group PLC (The)	41,915	414,953
Schroders PLC	4,233	196,349
Segro PLC	42,733	308,138
Severn Trent PLC	8,300	232,674
Shaftesbury PLC	24,236	318,624
Shire PLC	35,939	1,775,855
Sky PLC[b]	37,780	473,103
Smith & Nephew PLC	27,141	512,156
Smiths Group PLC	16,766	349,774
Spectris PLC	7,968	270,876
Spirax-Sarco Engineering PLC	5,561	417,237
SSE PLC	33,117	607,772
SSP Group PLC	66,898	519,698
St. James’s Place PLC	20,999	328,214
Standard Chartered PLC[b]	126,551	1,261,073
Standard Life Aberdeen PLC	117,535	670,835
Stock Spirits Group PLC	82,919	277,483
Tate & Lyle PLC	25,484	218,785
Taylor Wimpey PLC	139,956	370,780
Telit Communications PLC[a]	63,082	143,875
Tesco PLC	318,722	767,770
TP ICAP PLC	38,761	280,269
Travis Perkins PLC	13,031	263,029
TUI AG	21,746	392,736
Tullow Oil PLC[b]	85,661	207,032
UBM PLC	28,469	265,961
UDG Healthcare PLC	35,524	436,125
Unilever PLC	47,928	2,717,367
United Utilities Group PLC	19,674	217,630
Vodafone Group PLC	947,447	2,712,599
Weir Group PLC (The)	11,457	297,136
WH Smith PLC	16,268	442,216
Whitbread PLC	7,221	354,127
William Hill PLC	73,123	250,916
Wm Morrison Supermarkets PLC	89,391	266,141
Worldpay Group PLC[c]	81,804	441,045
WPP PLC	43,326	767,514

		115,922,977

TOTAL COMMON STOCKS (Cost: $701,065,085)		706,377,325

PREFERRED STOCKS — 0.46%

GERMANY — 0.42%
Bayerische Motoren Werke AG, Preference Shares	2,324	202,834
Fuchs Petrolub SE, Preference Shares	4,565	256,301

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

October 31, 2017

Security	Shares	Value
Henkel AG & Co. KGaA, Preference Shares	5,315	$746,101
Porsche Automobil Holding SE, Preference Shares	5,976	433,786
Sartorius AG, Preference Shares	2,075	193,406
Schaeffler AG, Preference Shares	8,218	130,057
Volkswagen AG, Preference Shares	5,727	1,040,113

		3,002,598
ITALY — 0.04%
Telecom Italia SpA/Milano, Preference Shares	384,954	273,780

		273,780

TOTAL PREFERRED STOCKS (Cost: $3,238,749)		3,276,378

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Standander SA (Expires 11/01/17)[b]	78,787	3,763
Ferrovial SA (Expires 11/13/17)[b]	2,750	1,323

		5,086

TOTAL RIGHTS (Cost: $4,994)		5,086

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[e,f,g]	567,554	567,668
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[e,f]	76,171	76,171

		643,839

TOTAL SHORT-TERM INVESTMENTS (Cost: $643,875)		643,839

TOTAL INVESTMENTS IN SECURITIES — 99.90% (Cost: $704,952,703)		710,302,628
Other Assets, Less Liabilities — 0.10%		703,157

NET ASSETS — 100.00%		$711,005,785

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —   Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	101,027	466,527	[a]	—	567,554	$567,668	$(9)	$(37)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	28,216	47,955	[a]	—	76,171	76,171	—	—	231

						$643,839	$(9)	$(37)	$231

[a]	Net of shares purchased and sold.

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
MSCI EAFE E-Mini	3	Dec 2017	$301	$7,850

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

October 31, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$706,376,750	$575	$—	$706,377,325
Preferred stocks	3,276,378	—	—	3,276,378
Rights	5,086	—	—	5,086
Money market funds	643,839	—	—	643,839

Total	$710,302,053	$575	$—	$710,302,628

Derivative financial instruments[a]:
Assets:
Futures contracts	$7,850	$—	$—	$7,850

Total	$7,850	$—	$—	$7,850

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

67

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AUSTRALIA — 18.32%
A.C.N. 004 410 833 Ltd.[a,b,c]	747,936	$6
Abacus Property Group	86,589	252,290
Adelaide Brighton Ltd.	80,463	383,126
AGL Energy Ltd.	97,620	1,891,463
Ainsworth Game Technology Ltd.	55,267	96,617
ALS Ltd.	80,335	482,303
Altium Ltd.	40,971	376,346
Alumina Ltd.	342,142	613,869
Amcor Ltd./Australia	166,690	2,024,503
AMP Ltd.	427,113	1,627,620
Ansell Ltd.	24,084	443,194
APA Group	155,633	1,021,479
ARB Corp. Ltd.	13,114	183,104
Ardent Leisure Group	72,849	104,732
Aristocrat Leisure Ltd.	82,187	1,484,048
Asaleo Care Ltd.	92,620	105,104
ASX Ltd.	28,470	1,178,350
Aurizon Holdings Ltd.	308,001	1,223,308
AusNet Services	237,578	322,428
Austal Ltd.	83,641	113,193
Australia & New Zealand Banking Group Ltd.	420,662	9,650,475
Australian Agricultural Co. Ltd.[a,b]	105,070	118,427
Australian Pharmaceutical Industries Ltd.	98,120	113,226
Automotive Holdings Group Ltd.	65,798	163,460
Aveo Group	86,407	167,619
Bank of Queensland Ltd.	65,691	672,924
Bapcor Ltd.	54,784	228,511
Beach Energy Ltd.	427,275	319,423
Bellamy’s Australia Ltd.[a]	15,222	140,524
Bendigo & Adelaide Bank Ltd.	75,253	656,629
BHP Billiton Ltd.	446,350	9,083,020
Blackmores Ltd.[b]	2,666	326,493
BlueScope Steel Ltd.	91,834	904,112
Boral Ltd.	165,397	906,750
Brambles Ltd.	234,535	1,701,189
Breville Group Ltd.	21,839	195,080
Brickworks Ltd.	20,342	221,325
BT Investment Management Ltd.	27,940	230,940
BWP Trust	111,074	263,163
Cabcharge Australia Ltd.	54,779	69,723
Caltex Australia Ltd.	40,558	1,065,412
carsales.com Ltd.	36,438	383,041
Cedar Woods Properties Ltd.	23,094	101,463
Challenger Ltd./Australia	82,597	842,306
Charter Hall Group	49,892	221,877
Charter Hall Retail REIT	79,450	247,328
CIMIC Group Ltd.	18,209	675,051
Cleanaway Waste Management Ltd.	267,181	307,292
Coca-Cola Amatil Ltd.	81,315	508,138
Cochlear Ltd.	10,058	1,356,690
Commonwealth Bank of Australia	246,480	14,671,181
Computershare Ltd.	69,417	829,253
Corporate Travel Management Ltd.	11,770	216,953
Costa Group Holdings Ltd.	42,761	203,607
Credit Corp. Group Ltd.	10,213	157,086

Security	Shares	Value
Cromwell Property Group	195,181	$149,655
Crown Resorts Ltd.	54,209	482,567
CSL Ltd.	67,782	7,220,449
CSR Ltd.	82,504	299,852
Dexus	137,918	1,033,164
Domino’s Pizza Enterprises Ltd.[b]	10,844	387,379
Donaco International Ltd.	236,526	85,237
Downer EDI Ltd.	88,933	476,644
DuluxGroup Ltd.	88,098	497,837
Eclipx Group Ltd.	62,472	193,997
Energy World Corp. Ltd.[a]	164,719	37,889
Estia Health Ltd.	33,038	88,155
Evolution Mining Ltd.	230,216	416,583
Fairfax Media Ltd.	353,607	298,241
FlexiGroup Ltd./Australia	111,802	126,015
Flight Centre Travel Group Ltd.	8,188	293,817
Fortescue Metals Group Ltd.	233,840	831,937
G8 Education Ltd.	59,836	209,209
Galaxy Resources Ltd.[a,b]	65,997	174,581
Gateway Lifestyle	87,464	132,114
GDI Property Group	224,992	206,153
Genworth Mortgage Insurance Australia Ltd.	55,131	120,052
Goodman Group	251,229	1,610,385
GPT Group (The)	243,856	951,711
GrainCorp Ltd. Class A	38,062	248,064
Greencross Ltd.	34,621	140,957
Growthpoint Properties Australia Ltd.	100,014	255,363
GUD Holdings Ltd.	15,572	142,562
GWA Group Ltd.	57,358	111,707
Harvey Norman Holdings Ltd.	97,129	281,510
Healthscope Ltd.	221,176	332,390
HT&E Ltd.	68,296	90,855
Iluka Resources Ltd.	63,358	456,164
Incitec Pivot Ltd.	251,385	736,303
Independence Group NLb	86,611	266,300
Insurance Australia Group Ltd.	350,129	1,761,107
Investa Office Fund	121,442	417,158
Invocare Ltd.	21,995	286,193
IOOF Holdings Ltd.	41,338	341,048
IPH Ltd.	23,587	105,799
Iress Ltd.	33,771	304,253
James Hardie Industries PLC	66,297	1,011,073
Japara Healthcare Ltd.[b]	25,596	39,644
JB Hi-Fi Ltd.	20,986	368,484
Karoon Gas Australia Ltd.[a]	68,042	62,605
LendLease Group	77,597	964,454
Macquarie Atlas Roads Group	82,570	377,331
Macquarie Group Ltd.	41,955	3,163,821
Magellan Financial Group Ltd.	20,295	377,670
Mantra Group Ltd.	48,729	145,716
Mayne Pharma Group Ltd.[a,b]	239,171	125,618
McMillan Shakespeare Ltd.	12,640	152,645
Medibank Pvt Ltd.	420,596	990,050
Mesoblast Ltd.[a,b]	66,887	68,466
Metcash Ltd.	175,538	362,057
Mineral Resources Ltd.	24,440	326,065
Mirvac Group	524,560	969,317
Monadelphous Group Ltd.	12,086	157,260
Myer Holdings Ltd.	235,578	138,182
MYOB Group Ltd.	76,797	220,815
National Australia Bank Ltd.	379,042	9,491,991
Navitas Ltd.	54,108	197,894

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2017

Security	Shares	Value
Newcrest Mining Ltd.	115,182	$1,979,157
NEXTDC Ltd.[a]	79,161	313,195
Nine Entertainment Co. Holdings Ltd.	112,159	128,997
Northern Star Resources Ltd.	85,134	340,743
Nufarm Ltd./Australia	50,153	335,663
OFX Group Ltd.	65,673	70,245
Oil Search Ltd.	204,768	1,158,703
Orica Ltd.	56,234	899,861
Origin Energy Ltd.[a]	251,481	1,531,015
Orocobre Ltd.[a,b]	29,388	109,061
Orora Ltd.	211,269	550,768
OZ Minerals Ltd.	41,417	255,640
Pact Group Holdings Ltd.	52,892	235,219
Perpetual Ltd.	7,728	287,266
Pilbara Minerals Ltd.[a]	296,977	184,443
Platinum Asset Management Ltd.	44,527	249,230
Premier Investments Ltd.	26,808	272,149
Primary Health Care Ltd.	65,534	171,849
Qantas Airways Ltd.	110,670	521,866
QBE Insurance Group Ltd.	190,490	1,559,902
Qube Holdings Ltd.	141,652	279,132
Quintis Ltd.[a,b,c]	56,238	3,881
Ramsay Health Care Ltd.	19,655	1,008,365
RCG Corp. Ltd.[b]	102,916	59,183
REA Group Ltd.	8,346	462,541
Regis Healthcare Ltd.	26,919	75,130
Regis Resources Ltd.	77,152	230,118
Retail Food Group Ltd.[b]	24,561	82,861
Rio Tinto Ltd.	55,616	2,961,596
Sandfire Resources NL	38,686	170,263
Santos Ltd.[a]	293,902	1,014,072
Saracen Mineral Holdings Ltd.[a]	138,475	154,486
Scentre Group	707,352	2,180,296
Seek Ltd.	48,670	685,527
Select Harvests Ltd.[b]	16,381	59,033
Seven West Media Ltd.	206,981	107,124
SG Fleet Group Ltd.	34,534	108,299
Shopping Centres Australasia Property Group	150,790	271,703
Sigma Healthcare Ltd.	240,567	139,263
Sims Metal Management Ltd.	30,342	307,560
Sirtex Medical Ltd.	12,278	128,597
Sonic Healthcare Ltd.	54,178	904,347
South32 Ltd.	762,034	1,969,056
Southern Cross Media Group Ltd.	178,698	153,459
Spark Infrastructure Group	248,542	484,047
St. Barbara Ltd.	95,033	211,313
Star Entertainment Grp Ltd. (The)	121,363	535,067
Steadfast Group Ltd.	165,177	339,421
Stockland	333,492	1,155,787
Suncorp Group Ltd.	176,409	1,836,853
Super Retail Group Ltd.	34,602	206,147
Sydney Airport	154,978	844,877
Syrah Resources Ltd.[a,b]	46,512	120,185
Tabcorp Holdings Ltd.	122,924	423,191
Tassal Group Ltd.	40,246	129,915
Tatts Group Ltd.	207,392	663,104
Technology One Ltd.	64,264	248,343

Security	Shares	Value
Telstra Corp. Ltd.	504,876	$1,370,382
Tox Free Solutions Ltd.	72,809	136,774
TPG Telecom Ltd.[b]	62,667	259,470
Transurban Group	285,841	2,658,515
Treasury Wine Estates Ltd.	110,846	1,330,112
Vicinity Centres	390,553	793,560
Village Roadshow Ltd.	32,548	93,586
Virtus Health Ltd.	25,336	106,457
Vocus Group Ltd.	98,245	216,949
Wesfarmers Ltd.	159,491	5,111,711
Western Areas Ltd.	50,560	108,160
Westfield Corp.	241,329	1,437,753
Westgold Resources Ltd.[a]	29,966	43,081
Westpac Banking Corp.	478,956	12,115,232
Whitehaven Coal Ltd.[a]	107,222	306,652
Woodside Petroleum Ltd.	110,126	2,594,814
Woolworths Ltd.	184,308	3,657,314
WorleyParsons Ltd.[a]	35,829	384,881

		168,753,805
HONG KONG — 9.06%
AIA Group Ltd.	1,769,600	13,314,302
ASM Pacific Technology Ltd.[b]	47,400	689,572
Bank of East Asia Ltd. (The)	189,600	831,131
BOC Hong Kong Holdings Ltd.	553,000	2,633,232
Brightoil Petroleum Holdings Ltd.[a]	804,000	154,580
Champion REIT	316,000	228,035
China LNG Group Ltd.[a,b]	632,000	105,309
China Strategic Holdings Ltd.[a]	6,320,000	93,968
Citic Telecom International Holdings Ltd.	474,000	135,484
CK Asset Holdings Ltd.	395,072	3,248,464
CK Hutchison Holdings Ltd.	395,072	5,015,750
CK Infrastructure Holdings Ltd.	158,000	1,375,093
CK Life Sciences International Holdings Inc.	1,264,000	97,208
CLP Holdings Ltd.	237,000	2,410,463
Dah Sing Banking Group Ltd.	189,600	419,454
Enerchina Holdings Ltd.[b]	2,865,000	57,654
Esprit Holdings Ltd.[a,b]	345,500	209,024
First Pacific Co. Ltd./Hong Kong	632,000	481,181
G-Resources Group Ltd.[a]	4,668,000	61,627
Galaxy Entertainment Group Ltd.	316,000	2,150,734
GCL New Energy Holdings Ltd.[a]	792,000	57,864
Giordano International Ltd.	316,000	178,620
Global Brands Group Holding Ltd.[a]	1,264,065	147,440
Guotai Junan International Holdings Ltd.[b]	316,000	100,854
Haitong International Securities Group Ltd.	316,000	179,025
Hang Lung Properties Ltd.	316,000	725,822
Hang Seng Bank Ltd.	110,600	2,618,347
Henderson Land Development Co. Ltd.	200,695	1,308,075
HKBN Ltd.[b]	237,000	240,591
HKT Trust & HKT Ltd.	474,720	579,877
Hong Kong & China Gas Co. Ltd.	1,125,924	2,132,989
Hong Kong Exchanges & Clearing Ltd.	166,800	4,643,667
Hongkong Land Holdings Ltd.	173,800	1,260,050
Hopewell Holdings Ltd.	79,000	303,270
Hsin Chong Group Holdings Ltd.[a,c]	1,002,000	38,530
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	316,000	113,410
Hysan Development Co. Ltd.	158,000	763,490
Jardine Matheson Holdings Ltd.	31,600	2,024,296
Jardine Strategic Holdings Ltd.	32,500	1,363,050
Johnson Electric Holdings Ltd.	79,250	319,466

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2017

Security	Shares	Value
Kerry Logistics Network Ltd.	158,000	$217,909
Kerry Properties Ltd.	79,000	355,418
Landing International Development Ltd.[a]	14,130,000	391,202
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	158,000	68,046
Li & Fung Ltd.	948,000	477,536
Link REIT	316,000	2,655,003
Macau Legend Development Ltd.[a,b]	316,000	50,629
Man Wah Holdings Ltd.	252,800	228,116
Melco International Development Ltd.	158,000	432,375
Melco Resorts & Entertainment Ltd. ADR	33,992	859,318
MGM China Holdings Ltd.	126,400	284,820
MTR Corp. Ltd.	237,000	1,373,068
New World Development Co. Ltd.	790,000	1,176,626
NewOcean Energy Holdings Ltd.[a]	316,000	80,602
NWS Holdings Ltd.	316,000	639,145
Pacific Basin Shipping Ltd.[a]	758,000	172,940
Pacific Textiles Holdings Ltd.[b]	158,000	166,267
PCCW Ltd.	632,000	348,330
Power Assets Holdings Ltd.	237,000	2,053,526
Sa Sa International Holdings Ltd.	316,000	114,625
Sands China Ltd.	316,000	1,488,503
Shangri-La Asia Ltd.	316,000	628,614
Shun Tak Holdings Ltd.	632,000	272,183
Sino Land Co. Ltd.[b]	316,000	544,367
SITC International Holdings Co. Ltd.	316,000	304,586
SJM Holdings Ltd.	158,000	135,687
SmarTone Telecommunications Holdings Ltd.[b]	79,000	98,322
Sun Hung Kai & Co. Ltd.	158,000	101,461
Sun Hung Kai Properties Ltd.	350,000	5,724,320
SUNeVision Holdings Ltd.	316,000	217,909
Sunlight REIT	316,000	214,263
Swire Pacific Ltd. Class A	79,000	780,198
Swire Properties Ltd.	189,600	640,360
Techtronic Industries Co. Ltd.	237,000	1,389,775
Television Broadcasts Ltd.	48,000	181,497
Town Health International Medical Group Ltd.	632,000	60,755
Truly International Holdings Ltd.[b]	316,000	122,320
Value Partners Group Ltd.	182,000	180,325
VTech Holdings Ltd.[b]	31,600	449,183
WH Group Ltd.[d]	1,178,000	1,192,827
Wharf Holdings Ltd. (The)	158,000	1,436,861
Wheelock & Co. Ltd.	158,000	1,099,669
Wynn Macau Ltd.	252,800	648,056
Xinyi Glass Holdings Ltd.	316,000	305,801
Yue Yuen Industrial Holdings Ltd.	79,000	302,763

		83,477,104
JAPAN — 68.08%
Acom Co. Ltd.[a,b]	79,000	326,762
Activia Properties Inc.	158	618,763
ADEKA Corp.	15,800	271,421
Advance Residence Investment Corp.	158	371,675
Advantest Corp.	31,600	714,428
Aeon Co. Ltd.	94,800	1,460,419
AEON Financial Service Co. Ltd.	15,800	337,469
Aeon Mall Co. Ltd.	31,600	560,363

Security	Shares	Value
AEON REIT Investment Corp.	316	$318,141
Aica Kogyo Co. Ltd.	15,800	549,239
Aida Engineering Ltd.	31,600	366,530
Aiful Corp.[a,b]	79,000	273,229
Aisin Seiki Co. Ltd.	31,600	1,624,078
Ajinomoto Co. Inc.	94,800	1,899,254
Alfresa Holdings Corp.	31,600	600,965
Alpine Electronics Inc.	15,800	348,176
Alps Electric Co. Ltd.	31,600	958,039
Amada Holdings Co. Ltd.	63,200	779,224
Amano Corp.	31,600	773,662
ANA Holdings Inc.	15,800	604,302
Anritsu Corp.	31,600	295,616
AOKI Holdings Inc.	15,800	219,139
Aozora Bank Ltd.	15,800	615,286
Asahi Diamond Industrial Co. Ltd.	15,800	152,674
Asahi Glass Co. Ltd.	31,600	1,231,963
Asahi Group Holdings Ltd.	63,200	2,870,502
Asahi Intecc Co. Ltd.	15,800	912,153
Asahi Kasei Corp.	158,000	1,903,564
Asics Corp.	31,600	480,271
Astellas Pharma Inc.	313,800	4,165,866
Autobacs Seven Co. Ltd.	15,800	270,865
Azbil Corp.	15,800	686,896
Bandai Namco Holdings Inc.	31,600	1,077,620
Bank of Saga Ltd. (The)	15,800	392,532
Bank of the Ryukyus Ltd.	15,800	238,884
Benesse Holdings Inc.	15,800	533,248
Bic Camera Inc.	31,600	387,109
Bridgestone Corp.	94,800	4,496,805
Brother Industries Ltd.	47,400	1,142,556
Calbee Inc.[b]	15,800	530,467
Canon Inc.	158,000	5,899,798
Canon Marketing Japan Inc.	15,800	396,008
Capcom Co. Ltd.	15,800	399,206
Casio Computer Co. Ltd.	31,600	463,863
Cawachi Ltd.	15,800	386,831
Central Japan Railway Co.	15,800	2,860,213
Chiba Bank Ltd. (The)	158,000	1,198,592
Chubu Electric Power Co. Inc.	94,800	1,215,556
Chugai Pharmaceutical Co. Ltd.	31,600	1,501,716
Chugoku Bank Ltd. (The)	47,400	672,852
Chugoku Electric Power Co. Inc. (The)	47,400	526,018
Citizen Watch Co. Ltd.	47,400	345,395
CKD Corp.	31,600	617,928
Coca-Cola Bottlers Japan Inc.	28,325	984,632
Colowide Co. Ltd.[b]	31,600	590,953
COMSYS Holdings Corp.	15,800	397,816
Concordia Financial Group Ltd.	173,800	910,068
COOKPAD Inc.[b]	15,800	105,398
Corona Corp.	31,600	376,819
Cosmo Energy Holdings Co. Ltd.	15,800	360,134
Credit Saison Co. Ltd.	16,200	324,200
CYBERDYNE Inc.[a,b]	31,600	416,587
D.A. Consortium Holdings Inc.	15,800	260,993
Dai Nippon Printing Co. Ltd.	79,000	1,880,621
Dai-ichi Life Holdings Inc.	158,000	2,979,099
Daibiru Corp.	15,800	185,073
Daifuku Co. Ltd.	31,600	1,532,307
Daiichi Sankyo Co. Ltd.	94,800	2,169,145
Daikin Industries Ltd.	31,600	3,467,852
Daikyonishikawa Corp.	15,800	266,833

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2017

Security	Shares	Value
Daio Paper Corp.	15,800	$188,827
Daiseki Co. Ltd.	15,800	387,943
Daito Trust Construction Co. Ltd.	15,800	2,758,013
Daiwa House Industry Co. Ltd.	94,800	3,453,947
Daiwa House REIT Investment Corp.	158	368,477
Daiwa Securities Group Inc.	316,000	1,962,520
DCM Holdings Co. Ltd.	31,600	289,219
DeNA Co. Ltd.	15,800	369,450
Denso Corp.	63,200	3,443,936
Dentsu Inc.	31,600	1,341,811
DIC Corp.	15,800	582,610
DMG Mori Co. Ltd.	15,800	315,082
Don Quijote Holdings Co. Ltd.	15,800	658,391
Duskin Co. Ltd.	15,800	431,048
East Japan Railway Co.	47,400	4,576,063
EDION Corp.[b]	31,600	318,141
Eighteenth Bank Ltd. (The)	158,000	422,705
Eiken Chemical Co. Ltd.	15,800	619,458
Eisai Co. Ltd.	31,600	1,751,168
Electric Power Development Co. Ltd.	15,800	395,591
EPS Holdings Inc.	15,800	309,659
Euglena Co. Ltd.[a,b]	31,600	318,976
FamilyMart UNY Holdings Co. Ltd.	22,200	1,258,189
Fancl Corp.	15,800	414,640
FANUC Corp.	31,600	7,333,380
Fast Retailing Co. Ltd.	8,900	2,945,780
FCC Co. Ltd.	15,800	378,488
Financial Products Group Co. Ltd.	15,800	182,153
Fudo Tetra Corp.	79,000	134,181
Fuji Electric Co. Ltd.	158,000	1,136,020
Fuji Machine Manufacturing Co. Ltd.	31,600	601,521
Fuji Oil Holdings Inc.	15,800	424,096
FUJIFILM Holdings Corp.	63,200	2,572,940
Fujitec Co. Ltd.	15,800	233,600
Fujitsu Ltd.	316,000	2,442,792
Fukuoka Financial Group Inc.	158,000	807,868
Fukuoka REIT Corp.	158	224,284
Furukawa Electric Co. Ltd.	15,800	956,649
Glory Ltd.	15,800	586,782
GLP J-REIT	474	475,961
GMO Internet Inc.[b]	15,800	242,360
Godo Steel Ltd.	15,800	316,890
Gree Inc.	31,600	213,299
GungHo Online Entertainment Inc.[b]	126,400	339,277
Hachijuni Bank Ltd. (The)	94,800	589,006
Hakuhodo DY Holdings Inc.	63,200	868,214
Hamamatsu Photonics KK	31,600	1,016,439
Hankyu Hanshin Holdings Inc.	31,600	1,225,011
Haseko Corp.	47,400	684,115
Hazama Ando Corp.	47,400	384,606
Heiwa Real Estate REIT Inc.	316	254,736
Heiwado Co. Ltd.	15,800	343,448
Hino Motors Ltd.	47,400	605,275
Hisamitsu Pharmaceutical Co. Inc.	15,800	866,268
Hitachi Chemical Co. Ltd.	15,800	447,039
Hitachi Construction Machinery Co. Ltd.	15,800	537,420
Hitachi High-Technologies Corp.	15,800	655,610

Security	Shares	Value
Hitachi Ltd.	790,000	$6,236,293
Hitachi Transport System Ltd.	15,800	389,195
Hitachi Zosen Corp.	47,400	248,617
Hokkaido Electric Power Co. Inc.[a]	31,600	247,783
Hokuetsu Kishu Paper Co. Ltd.	47,400	302,429
Hokuhoku Financial Group Inc.	31,600	516,980
Hokuriku Electric Power Co.	31,600	278,096
Honda Motor Co. Ltd.	252,800	7,837,846
House Foods Group Inc.	15,800	467,896
Hoya Corp.	63,200	3,414,457
Hulic Co. Ltd.	47,400	485,972
Hulic Reit Inc.	158	220,391
Ibiden Co. Ltd.	15,800	261,827
Ichigo Inc.[b]	94,800	335,383
Ichigo Office REIT Investment	316	204,678
Ichiyoshi Securities Co. Ltd.	15,800	180,067
Idemitsu Kosan Co. Ltd.	15,800	458,162
IDOM Inc.	15,800	114,575
IHI Corp.	15,800	565,229
Iida Group Holdings Co. Ltd.	31,600	602,355
Iino Kaiun Kaisha Ltd.	47,400	221,920
Inpex Corp.	142,200	1,507,348
Invesco Office J-Reit Inc.	316	288,941
Invincible Investment Corp.	632	256,404
Isetan Mitsukoshi Holdings Ltd.	63,200	683,003
Istyle Inc.[b]	15,800	108,179
Isuzu Motors Ltd.	79,000	1,146,101
Ito EN Ltd.	15,800	551,324
ITOCHU Corp.	235,200	4,094,215
Itochu-Shokuhin Co. Ltd.	15,800	720,268
Itoham Yonekyu Holdings Inc.	47,400	450,932
Itoki Corp.	15,800	120,833
Iyo Bank Ltd. (The)	47,400	405,463
J Front Retailing Co. Ltd.	47,400	695,795
J Trust Co. Ltd.	15,800	115,688
JAC Recruitment Co. Ltd.	15,800	291,027
Japan Airlines Co. Ltd.	15,800	538,115
Japan Communications Inc.[a]	79,000	92,467
Japan Display Inc.[a,b]	94,800	202,732
Japan Excellent Inc.	316	371,258
Japan Exchange Group Inc.	94,800	1,694,436
Japan Hotel REIT Investment Corp.	790	522,124
Japan Logistics Fund Inc.	158	283,657
Japan Post Bank Co. Ltd.	63,200	795,910
Japan Post Holdings Co. Ltd.	221,200	2,546,243
Japan Prime Realty Investment Corp.	158	508,220
Japan Real Estate Investment Corp.	158	739,734
Japan Rental Housing Investments Inc.	316	218,583
Japan Retail Fund Investment Corp.	474	840,127
Japan Securities Finance Co. Ltd.	31,600	176,313
Japan Tobacco Inc.	158,000	5,210,121
JFE Holdings Inc.	79,000	1,682,478
Jimoto Holdings Inc.	158,000	307,296
JSP Corp.	15,800	508,220
JSR Corp.	31,600	608,473
JTEKT Corp.	31,600	516,145
JXTG Holdings Inc.	414,500	2,127,399
Kadokawa Dwango[a]	15,800	181,457
Kagome Co. Ltd.	31,600	1,048,420
Kajima Corp.	158,000	1,631,031
Kakaku.com Inc.	31,600	431,882
Kamei Corp.	31,600	531,441

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2017

Security	Shares	Value
Kansai Electric Power Co. Inc. (The)	110,600	$1,506,235
Kansai Paint Co. Ltd.	47,400	1,212,636
Kao Corp.	79,000	4,752,653
Kawasaki Heavy Industries Ltd.	15,800	546,458
Kawasaki Kisen Kaisha Ltd.[a]	15,800	410,469
KDDI Corp.	266,500	7,092,282
Keikyu Corp.	79,000	1,626,164
Keio Corp.	31,600	1,371,011
Keiyo Co. Ltd.	81,400	547,299
Kenedix Inc.	63,200	367,642
Kewpie Corp.	15,800	392,393
KEY Coffee Inc.	15,800	297,145
Keyence Corp.	15,800	8,736,372
Kikkoman Corp.	39,200	1,338,520
Kintetsu Group Holdings Co. Ltd.	31,600	1,209,716
Kirin Holdings Co. Ltd.	126,400	3,008,438
Kitz Corp.	31,600	269,197
Kiyo Bank Ltd. (The)	31,600	540,062
Kobe Steel Ltd.[a]	47,400	396,286
Koei Tecmo Holdings Co. Ltd.	15,800	312,579
Kohnan Shoji Co. Ltd.	15,800	336,496
Koito Manufacturing Co. Ltd.	15,800	1,048,420
Kokuyo Co. Ltd.	31,600	563,978
Komatsu Ltd.	142,200	4,626,537
Komori Corp.	15,800	221,364
Konami Holdings Corp.	15,800	764,763
Konica Minolta Inc.	79,000	686,896
Konishi Co. Ltd.	31,600	547,014
Kubota Corp.	158,000	2,949,899
Kuraray Co. Ltd.	47,400	927,310
Kurita Water Industries Ltd.	15,800	499,182
Kuroda Electric Co. Ltd.	15,800	280,877
Kyocera Corp.	47,400	3,146,512
KYORIN Holdings Inc.	15,800	323,147
Kyowa Exeo Corp.	15,800	342,197
Kyowa Hakko Kirin Co. Ltd.	31,600	580,664
Kyushu Electric Power Co. Inc.	79,000	896,858
Kyushu Financial Group Inc.	63,200	398,789
Lawson Inc.	15,800	1,028,954
Leopalace21 Corp.	63,200	469,425
Lifull Co. Ltd.	15,800	120,833
Lintec Corp.	15,800	436,610
Lion Corp.	31,600	605,136
LIXIL Group Corp.	47,400	1,297,316
M3 Inc.	31,600	938,573
Makita Corp.	31,600	1,320,954
Marubeni Corp.	282,300	1,879,930
Maruha Nichiro Corp.	15,800	485,972
Marui Group Co. Ltd.	47,400	719,572
Marusan Securities Co. Ltd.	31,600	287,829
Matsuda Sangyo Co. Ltd.	15,800	225,814
Matsui Securities Co. Ltd.	15,800	131,956
Mazda Motor Corp.	94,800	1,353,213
McDonald’s Holdings Co. Japan Ltd.	15,800	677,163
Mebuki Financial Group Inc.	168,990	698,982
Medipal Holdings Corp.	31,600	583,445
MEGMILK SNOW BRAND Co. Ltd.	15,800	440,781

Security	Shares	Value
MEIJI Holdings Co. Ltd.	15,800	$1,287,582
Mie Bank Ltd. (The)	15,800	377,098
MINEBEA MITSUMI Inc.	47,400	860,150
Ministop Co. Ltd.	15,800	319,810
Miraca Holdings Inc.	15,800	732,782
Mirait Holdings Corp.	15,800	204,956
MISUMI Group Inc.	47,400	1,293,144
Mitsubishi Chemical Holdings Corp.	205,400	2,128,474
Mitsubishi Corp.	221,200	5,155,753
Mitsubishi Electric Corp.	300,200	5,102,845
Mitsubishi Estate Co. Ltd.	173,800	3,128,645
Mitsubishi Heavy Industries Ltd.	47,400	1,843,357
Mitsubishi Materials Corp.	15,800	596,515
Mitsubishi Motors Corp.	94,800	751,692
Mitsubishi Tanabe Pharma Corp.	47,400	1,040,356
Mitsubishi UFJ Financial Group Inc.	1,753,800	11,768,657
Mitsubishi UFJ Lease & Finance Co. Ltd.	79,000	412,972
Mitsui & Co. Ltd.	250,900	3,729,386
Mitsui Chemicals Inc.	31,600	967,773
Mitsui Engineering & Shipbuilding Co. Ltd.	15,800	205,095
Mitsui Fudosan Co. Ltd.	141,800	3,277,011
Mitsui Mining & Smelting Co. Ltd.	15,800	816,211
Mitsui OSK Lines Ltd.	15,800	479,715
Mizuho Financial Group Inc.	3,369,800	6,076,494
Monex Group Inc.	79,000	250,286
MonotaRO Co. Ltd.[b]	15,800	432,439
Mori Hills REIT Investment Corp.	316	368,755
Mori Trust Sogo REIT Inc.	158	225,396
MOS Food Services Inc.	15,800	482,496
MS&AD Insurance Group Holdings Inc.	79,000	2,666,241
Murata Manufacturing Co. Ltd.	31,600	4,919,511
Nabtesco Corp.	31,600	1,248,649
Nagase & Co. Ltd.	15,800	266,833
Nagoya Railroad Co. Ltd.	47,400	1,061,213
NEC Corp.	40,200	1,096,717
NET One Systems Co. Ltd.	34,000	419,203
Neturen Co. Ltd.	31,600	320,366
Nexon Co. Ltd.[a]	31,600	845,411
NGK Insulators Ltd.	31,600	618,763
NGK Spark Plug Co. Ltd.	31,600	711,647
NHK Spring Co. Ltd.	31,600	358,187
Nichi-Iko Pharmaceutical Co. Ltd.	15,800	244,168
Nichicon Corp.	31,600	396,286
NichiiGakkan Co. Ltd.	15,800	161,991
Nidec Corp.	31,600	4,170,043
Nihon Nohyaku Co. Ltd.	15,800	91,076
Nihon Parkerizing Co. Ltd.	31,600	513,643
Nihon Unisys Ltd.	31,600	521,707
Nikkiso Co. Ltd.	15,800	147,391
Nikkon Holdings Co. Ltd.	15,800	402,682
Nikon Corp.	63,200	1,191,918
Nintendo Co. Ltd.	16,600	6,398,662
Nippon Building Fund Inc.	158	761,982
Nippon Express Co. Ltd.	15,800	996,973
Nippon Light Metal Holdings Co. Ltd.	158,000	461,639
Nippon Paint Holdings Co. Ltd.	31,600	1,106,820
Nippon Paper Industries Co. Ltd.	15,800	313,692
Nippon Parking Development Co. Ltd.	110,600	161,574
Nippon Prologis REIT Inc.	316	664,092
Nippon Sheet Glass Co. Ltd.[a]	31,600	251,676
Nippon Signal Co. Ltd.	31,600	347,063
Nippon Steel & Sumitomo Metal Corp.	110,600	2,628,976

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2017

Security	Shares	Value
Nippon Suisan Kaisha Ltd.	47,400	$287,829
Nippon Telegraph & Telephone Corp.	110,600	5,327,060
Nippon Yusen KKa	31,600	662,702
Nipro Corp.	15,800	229,290
Nishi-Nippon Financial Holdings Inc.	31,600	365,139
Nishimatsuya Chain Co. Ltd.	31,600	347,063
Nissan Chemical Industries Ltd.	31,600	1,172,173
Nissan Motor Co. Ltd.	331,800	3,207,624
Nissan Shatai Co. Ltd.	15,800	167,274
Nisshin Seifun Group Inc.	31,900	558,383
Nisshin Steel Co. Ltd.	15,800	228,873
Nisshinbo Holdings Inc.	31,600	376,541
Nissin Electric Co. Ltd.	15,800	192,581
Nissin Foods Holdings Co. Ltd.	15,800	991,411
Nitori Holdings Co. Ltd.	15,800	2,288,031
Nitto Denko Corp.	31,600	2,921,394
Nitto Kohki Co. Ltd.	15,800	390,029
NOK Corp.	15,800	384,745
Nomura Holdings Inc.	507,100	2,895,419
Nomura Real Estate Holdings Inc.	15,800	345,673
Nomura Real Estate Master Fund Inc.	632	790,348
Nomura Research Institute Ltd.	18,670	786,200
North Pacific Bank Ltd.	79,000	263,496
NSD Co. Ltd.	31,600	630,999
NSK Ltd.	63,200	898,249
NTT Data Corp.	79,000	915,630
NTT DOCOMO Inc.	203,700	4,913,682
NTT Urban Development Corp.	15,800	162,547
Obayashi Corp.	126,400	1,646,326
Obic Co. Ltd.	15,800	1,038,687
Odakyu Electric Railway Co. Ltd.	63,200	1,229,182
Oji Holdings Corp.	158,000	920,496
Okabe Co. Ltd.	15,800	150,867
Oki Electric Industry Co. Ltd.	15,800	219,417
Olympus Corp.	47,400	1,747,831
Omron Corp.	31,600	1,757,564
Ono Pharmaceutical Co. Ltd.	63,200	1,444,706
Orient Corp.[b]	189,600	305,349
Oriental Land Co. Ltd./Japan	31,600	2,517,877
ORIX Corp.	203,800	3,476,778
Orix JREIT Inc.	474	651,161
Osaka Gas Co. Ltd.	63,200	1,217,224
OSG Corp.[b]	15,800	340,389
OSJB Holdings Corp.	126,400	389,334
Otsuka Holdings Co. Ltd.	63,200	2,631,897
PALTAC Corp.	15,800	625,020
Panasonic Corp.	329,400	4,929,549
Park24 Co. Ltd.	15,800	364,166
PC Depot Corp.[b]	18,480	140,352
Penta-Ocean Construction Co. Ltd.	63,200	415,475
Persol Holdings Co. Ltd.	31,600	779,224
Pigeon Corp.	15,800	556,886
Pioneer Corp.[a,b]	79,000	152,257
Proto Corp.	15,800	227,204
Rakuten Inc.	142,200	1,512,979
Recruit Holdings Co. Ltd.	158,000	3,859,967
Relia Inc.	15,800	185,212

Security	Shares	Value
Renesas Electronics Corp.[a]	63,200	$806,477
Resona Holdings Inc.	329,400	1,763,100
Resorttrust Inc.	15,800	309,381
Ricoh Co. Ltd.	110,600	1,018,108
Ringer Hut Co. Ltd.	15,800	342,058
Rohm Co. Ltd.	15,800	1,454,440
Rohto Pharmaceutical Co. Ltd.	31,600	726,108
Round One Corp.	31,600	407,132
Royal Holdings Co. Ltd.	15,800	407,132
Ryohin Keikaku Co. Ltd.	3,800	1,116,959
Saizeriya Co. Ltd.	15,800	485,972
Sakata Seed Corp.	15,800	476,239
Sanrio Co. Ltd.	12,600	208,023
Santen Pharmaceutical Co. Ltd.	79,000	1,250,735
Sanwa Holdings Corp.	47,400	591,926
SBI Holdings Inc./Japan	31,600	494,732
Secom Co. Ltd.	31,600	2,385,226
Sega Sammy Holdings Inc.	31,600	441,894
Seibu Holdings Inc.	31,600	561,475
Seikagaku Corp.	15,800	286,160
Seiko Epson Corp.	47,400	1,124,618
Seino Holdings Co. Ltd.	31,600	458,023
Sekisui Chemical Co. Ltd.	79,000	1,582,364
Sekisui House Ltd.	94,800	1,761,179
Sekisui House Reit Inc.	340	376,714
Sekisui House Residential Investment Corp.	316	308,964
Sekisui Plastics Co. Ltd.	63,200	826,500
Senshu Ikeda Holdings Inc.	94,800	363,749
Seven & i Holdings Co. Ltd.	110,600	4,450,085
Seven Bank Ltd.	110,600	406,854
Sharp Corp./Japan[a,b]	15,800	498,486
Shikoku Electric Power Co. Inc.	31,600	411,025
Shimachu Co. Ltd.	15,800	444,258
Shimano Inc.	15,800	2,151,069
Shimizu Corp.	158,000	1,847,945
Shin-Etsu Chemical Co. Ltd.	63,200	6,624,237
Shin-Etsu Polymer Co. Ltd.	47,400	504,743
Shinko Electric Industries Co. Ltd.	31,600	240,553
Shinko Plantech Co. Ltd.	31,600	271,421
Shinsei Bank Ltd.	31,600	528,660
Shionogi & Co. Ltd.	47,400	2,539,152
Shiseido Co. Ltd.	63,200	2,599,081
Shizuoka Bank Ltd. (The)	158,000	1,525,354
Showa Corp.	15,800	205,652
Showa Denko KK	31,600	1,049,811
Showa Shell Sekiyu KK	31,600	370,423
SKY Perfect JSAT Holdings Inc.	47,400	218,583
SMC Corp./Japan	15,100	5,746,053
Sodick Co. Ltd.	15,800	216,775
SoftBank Group Corp.	126,400	11,064,867
Sohgo Security Services Co. Ltd.	15,800	756,420
Sojitz Corp.	235,200	705,828
Sompo Holdings Inc.	47,400	1,893,414
Sony Corp.	188,100	7,305,160
Sony Financial Holdings Inc.	31,600	519,483
Square Enix Holdings Co. Ltd.	15,800	635,448
Stanley Electric Co. Ltd.	31,600	1,158,268
Star Micronics Co. Ltd.	15,800	276,705
Start Today Co. Ltd.	31,600	859,315
Subaru Corp.	79,000	2,703,089
Sumco Corp.	31,600	686,062
Sumitomo Chemical Co. Ltd.	316,000	2,208,079

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2017

Security	Shares	Value
Sumitomo Corp.	158,000	$2,271,346
Sumitomo Dainippon Pharma Co. Ltd.	47,400	674,521
Sumitomo Electric Industries Ltd.	110,600	1,870,262
Sumitomo Forestry Co. Ltd.	31,600	529,494
Sumitomo Heavy Industries Ltd.	31,600	1,318,173
Sumitomo Metal Mining Co. Ltd.	79,000	3,097,985
Sumitomo Mitsui Construction Co. Ltd.	54,300	332,595
Sumitomo Mitsui Financial Group Inc.	189,600	7,536,946
Sumitomo Mitsui Trust Holdings Inc.	47,400	1,854,202
Sumitomo Realty & Development Co. Ltd.	52,000	1,722,960
Sumitomo Rubber Industries Ltd.	31,600	596,237
Suntory Beverage & Food Ltd.	15,800	721,658
Suruga Bank Ltd.	31,600	714,149
Suzuken Co. Ltd./Aichi Japan	15,800	566,620
Suzuki Motor Corp.	63,200	3,434,480
Sysmex Corp.	15,800	1,074,839
T&D Holdings Inc.	94,800	1,458,750
Taiheiyo Cement Corp.	15,800	628,496
Taisei Corp.	31,600	1,743,659
Taiyo Nippon Sanso Corp.	31,600	376,263
Taiyo Yuden Co. Ltd.	31,600	544,511
Takara Bio Inc.	15,800	209,684
Takasago Thermal Engineering Co. Ltd.	15,800	277,122
Takeda Pharmaceutical Co. Ltd.	110,600	6,224,474
Takeuchi Manufacturing Co. Ltd.	15,800	330,099
Tatsuta Electric Wire and Cable Co. Ltd.	31,600	230,541
TDK Corp.	15,800	1,205,544
Teijin Ltd.	31,600	665,483
Terumo Corp.	47,400	1,962,660
THK Co. Ltd.	15,800	572,877
TIS Inc.	15,800	488,058
Tobu Railway Co. Ltd.	31,600	923,277
Tocalo Co. Ltd.	15,800	635,448
Toho Co. Ltd./Tokyo	31,600	1,042,858
Toho Holdings Co. Ltd.	15,800	308,964
Tohoku Electric Power Co. Inc.	79,000	1,030,344
Tokai Rika Co. Ltd.	15,800	328,987
Tokai Tokyo Financial Holdings Inc.	31,600	205,235
Tokio Marine Holdings Inc.	94,800	4,050,462
Tokyo Broadcasting System Holdings Inc.	15,800	319,254
Tokyo Electric Power Co. Holdings Inc.[a]	235,200	960,422
Tokyo Electron Ltd.	33,700	5,858,871
Tokyo Gas Co. Ltd.	63,200	1,568,737
Tokyo Seimitsu Co. Ltd.	15,800	621,544
Tokyo Steel Manufacturing Co. Ltd.	31,600	271,421
Tokyo Tatemono Co. Ltd.	39,800	553,760
Tokyu Construction Co. Ltd.	31,600	277,261
Tokyu Corp.	79,000	1,188,859
Tokyu Fudosan Holdings Corp.	79,000	514,477
TOKYU REIT Inc.	158	185,490
TOMONY Holdings Inc.	79,000	377,515
Topcon Corp.	15,800	331,351
Toppan Forms Co. Ltd.	15,800	162,408
Toppan Printing Co. Ltd.	158,000	1,596,269
Topre Corp.	15,800	463,029
Toray Industries Inc.	189,600	1,908,014
Toshiba Corp.[a]	632,000	1,829,869

Security	Shares	Value
Tosoh Corp.	79,000	$1,694,993
TOTO Ltd.	15,800	768,934
Towa Bank Ltd. (The)	47,400	500,155
Toyo Construction Co. Ltd.	47,400	239,023
Toyo Seikan Group Holdings Ltd.	31,600	554,244
Toyo Suisan Kaisha Ltd.	15,800	605,553
Toyo Tire & Rubber Co. Ltd.	15,800	355,128
Toyobo Co. Ltd.	15,800	302,985
Toyoda Gosei Co. Ltd.	15,800	382,103
Toyota Boshoku Corp.	15,800	315,917
Toyota Industries Corp.	31,600	1,921,640
Toyota Motor Corp.	379,200	23,326,657
Toyota Tsusho Corp.	31,600	1,140,192
Trend Micro Inc./Japan	15,800	841,239
TS Tech Co. Ltd.	15,800	561,753
TSI Holdings Co. Ltd.	31,600	263,078
Tsukuba Bank Ltd.	110,600	405,880
Tsukui Corp.	31,600	226,370
Tsumura & Co.	15,800	585,391
Ube Industries Ltd.	15,800	481,801
Unicharm Corp.	63,200	1,430,802
United Super Markets Holdings Inc.	49,800	464,122
United Urban Investment Corp.	474	681,195
Ushio Inc.	31,600	434,941
USS Co. Ltd.	47,400	951,087
VT Holdings Co. Ltd.	31,600	170,751
Wacom Co. Ltd.	47,400	230,680
Wakita & Co. Ltd.	15,800	193,694
West Japan Railway Co.	31,600	2,217,256
Yahoo Japan Corp.	250,900	1,119,478
Yakult Honsha Co. Ltd.	15,800	1,298,706
Yamada Denki Co. Ltd.	126,400	669,654
Yamaha Corp.	31,600	1,234,744
Yamaha Motor Co. Ltd.	47,400	1,405,773
Yamato Holdings Co. Ltd.	63,200	1,285,636
Yaskawa Electric Corp.	47,400	1,685,259
Yokogawa Electric Corp.	47,400	891,852
Yokohama Rubber Co. Ltd. (The)	15,800	351,791
Yoshinoya Holdings Co. Ltd.	31,600	524,488
Zensho Holdings Co. Ltd.	31,600	584,279

		627,053,090
NEW ZEALAND — 0.79%
a2 Milk Co. Ltd.[a,b]	115,272	684,645
Air New Zealand Ltd.	86,900	196,452
Argosy Property Ltd.	138,678	98,326
Auckland International Airport Ltd.	139,770	596,519
Chorus Ltd.	87,824	241,558
Contact Energy Ltd.	94,113	370,715
Fisher & Paykel Healthcare Corp. Ltd.	100,151	909,062
Fletcher Building Ltd.	91,519	461,436
Freightways Ltd.	28,158	147,759
Goodman Property Trust	157,786	141,600
Infratil Ltd.	90,164	198,580
Kiwi Property Group Ltd.	155,023	140,713
Mercury NZ Ltd.	106,152	239,247
Meridian Energy Ltd.	95,770	186,981
Metlifecare Ltd.	38,998	154,416
New Zealand Refining Co. Ltd. (The)	48,424	83,596
Precinct Properties New Zealand Ltd.	143,992	127,741
Ryman Healthcare Ltd.	55,458	353,321

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2017

Security	Shares	Value
Sky Network Television Ltd.	60,602	$103,789
SKYCITY Entertainment Group Ltd.	94,898	252,888
Spark New Zealand Ltd.	267,841	675,223
Summerset Group Holdings Ltd.	47,110	157,168
Trade Me Group Ltd.	79,544	245,757
Xero Ltd.[a]	11,014	259,553
Z Energy Ltd.	51,557	260,302

		7,287,347
SINGAPORE — 3.58%
Ascendas Hospitality Trust	304,300	195,436
Ascendas REIT	316,458	636,447
Ascott Residence Trust	204,630	179,487
Asian Pay Television Trust[b]	553,000	235,423
Boustead Singapore Ltd.	126,400	83,500
Cache Logistics Trust	188,800	113,635
CapitaLand Commercial Trust	355,476	452,694
CapitaLand Ltd.	304,300	819,716
CapitaLand Mall Trust	304,300	451,179
CapitaLand Retail China Trust	158,000	192,513
CDL Hospitality Trusts	221,200	265,459
City Developments Ltd.	47,400	450,203
ComfortDelGro Corp. Ltd.	304,300	451,179
COSCO Shipping International Singapore Co. Ltd.[a,b]	583,800	124,267
DBS Group Holdings Ltd.	258,700	4,325,592
ESR-REIT	367,500	149,708
Ezion Holdings Ltd.[a,b]	568,640	82,224
Far East Hospitality Trust	304,300	156,349
First REIT	268,600	273,056
First Resources Ltd.	158,000	228,464
Frasers Centrepoint Trust	158,000	251,659
Frasers Commercial Trust	158,000	160,621
Genting Singapore PLC	928,000	831,004
Global Logistic Properties Ltd.	381,800	930,399
Golden Agri-Resources Ltd.	1,021,600	296,192
Hutchison Port Holdings Trust	726,800	312,524
Hyflux Ltd.[a]	237,000	85,239
Indofood Agri Resources Ltd.	316,000	104,375
Jardine Cycle & Carriage Ltd.	15,800	456,813
Keppel Corp. Ltd.	189,600	1,043,746
Keppel REIT	158,000	136,267
Lippo Malls Indonesia Retail Trust	616,300	196,778
Mapletree Commercial Trust	183,387	209,312
Mapletree Greater China Commercial Trust	304,300	262,443
Mapletree Industrial Trust	205,400	292,481
Mapletree Logistics Trust	209,420	195,217
Noble Group Ltd.[a,b]	221,990	47,253
OUE Hospitality Trust	304,300	179,801
Oversea-Chinese Banking Corp. Ltd.	426,675	3,726,829
Raffles Medical Group Ltd.[b]	203,800	169,036
Sabana Shari’ah Compliant Industrial REIT	453,080	152,978
SATS Ltd.	149,800	516,779
SembCorp Industries Ltd.	158,000	382,707
Sembcorp Marine Ltd.[b]	205,400	290,973
SIIC Environment Holdings Ltd.	355,820	138,421
Silverlake Axis Ltd.	425,200	185,697

Security	Shares	Value
Singapore Airlines Ltd.	63,200	$476,412
Singapore Exchange Ltd.	110,600	622,653
Singapore Post Ltd.	329,600	310,875
Singapore Press Holdings Ltd.	197,800	391,999
Singapore Technologies Engineering Ltd.	298,000	761,186
Singapore Telecommunications Ltd.	1,098,600	3,023,892
Soilbuild Business Space REIT	468,060	226,747
Starhill Global REIT	304,300	171,984
StarHub Ltd.[b]	98,800	190,725
Suntec REIT	304,300	435,544
United Overseas Bank Ltd.	176,200	3,184,119
UOL Group Ltd.	15,800	104,839
Wilmar International Ltd.	250,900	624,303
Wing Tai Holdings Ltd.[b]	126,400	222,666
Yangzijiang Shipbuilding Holdings Ltd.	361,200	417,565
Yanlord Land Group Ltd.	158,000	207,590
Yoma Strategic Holdings Ltd.[b]	377,433	162,066

		32,957,240

TOTAL COMMON STOCKS
(Cost: $831,973,954)		919,528,586

SHORT-TERM INVESTMENTS — 1.61%

MONEY MARKET FUNDS — 1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[e,f,g]	13,438,693	13,441,381
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[e,f]	1,436,779	1,436,779

		14,878,160

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,877,605)		14,878,160

TOTAL INVESTMENTS IN SECURITIES — 101.44%
(Cost: $846,851,559)		934,406,746
Other Assets, Less Liabilities — (1.44)%		(13,289,209)

NET ASSETS — 100.00%		$921,117,537

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	11,258,637	2,180,056[a]	—	13,438,693	$13,441,381	$(202)	$(1,154)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	154,783	1,281,996[a]	—	1,436,779	1,436,779	—	—	986

					$14,878,160	$(202)	$(1,154)	$986

[a]	Net of shares purchased and sold.

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
ASX SPI 200 Index	23	Dec 2017	$2,596	$98,063
TOPIX Index	41	Dec 2017	6,361	371,380

Total				$469,443

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$919,249,365	$236,804	$42,417	$919,528,586
Money market funds	14,878,160	—	—	14,878,160

Total	$934,127,525	$236,804	$42,417	$934,406,746

Derivative financial instruments[a]:
Assets:
Futures contracts	$469,443	$—	$—	$469,443

Total	$469,443	$—	$—	$469,443

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

76

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.17%

AUSTRALIA — 4.65%
Adelaide Brighton Ltd.	159,050	$757,319
AGL Energy Ltd.	220,579	4,273,889
ALS Ltd.	170,575	1,024,073
Alumina Ltd.	815,557	1,463,268
Amcor Ltd./Australia	384,689	4,672,171
AMP Ltd.	968,700	3,691,471
Ansell Ltd.	47,726	878,254
APA Group	355,093	2,330,610
ARB Corp. Ltd.	63,425	885,573
Ardent Leisure Group[a]	236,331	339,763
Aristocrat Leisure Ltd.	182,433	3,294,186
ASX Ltd.	56,430	2,335,591
Aurizon Holdings Ltd.	627,895	2,493,851
AusNet Services	591,409	802,629
Australia & New Zealand Banking Group Ltd.	915,504	21,002,725
Automotive Holdings Group Ltd.	182,197	452,627
Aveo Group	290,911	564,332
Bank of Queensland Ltd.	111,829	1,145,552
Beach Energy Ltd.	805,641	602,282
Bendigo & Adelaide Bank Ltd.	149,246	1,302,263
BHP Billiton Ltd.	1,007,587	20,503,938
Blackmores Ltd.[a]	5,126	627,757
BlueScope Steel Ltd.	190,148	1,872,020
Boral Ltd.	363,873	1,994,847
Brambles Ltd.	495,682	3,595,407
BT Investment Management Ltd.	71,456	590,624
BWP Trust	348,523	825,741
Cabcharge Australia Ltd.	350,992	446,744
Caltex Australia Ltd.	84,005	2,206,715
carsales.com Ltd.	86,723	911,645
Challenger Ltd./Australia	189,708	1,934,600
Charter Hall Group	216,031	960,722
Charter Hall Retail REIT	201,732	627,993
CIMIC Group Ltd.	32,214	1,194,249
Cleanaway Waste Management Ltd.	673,984	775,166
Coca-Cola Amatil Ltd.	179,917	1,124,304
Cochlear Ltd.	19,163	2,584,833
Commonwealth Bank of Australia	536,289	31,921,426
Computershare Ltd.	151,779	1,813,147
Crown Resorts Ltd.	120,714	1,074,592
CSL Ltd.	145,581	15,507,955
CSR Ltd.	226,519	823,260
Dexus	311,375	2,332,556
Domino’s Pizza Enterprises Ltd.[a]	23,123	826,020
Downer EDI Ltd.	204,252	1,094,705
DuluxGroup Ltd.	182,398	1,030,722
Evolution Mining Ltd.	428,166	774,779
Fairfax Media Ltd.	781,962	659,526
FlexiGroup Ltd./Australia	293,605	330,929
Flight Centre Travel Group Ltd.[a]	20,216	725,429
Fortescue Metals Group Ltd.	507,218	1,804,540
G8 Education Ltd.	195,992	685,263
Galaxy Resources Ltd.[a,b]	183,683	485,894
Goodman Group	563,771	3,613,789
GPT Group (The)	544,050	2,123,295

Security	Shares	Value
GrainCorp Ltd. Class A	91,662	$597,396
GUD Holdings Ltd.	91,780	840,245
GWA Group Ltd.	156,849	305,470
Harvey Norman Holdings Ltd.[a]	203,990	591,227
Healthscope Ltd.	561,563	843,934
Iluka Resources Ltd.	145,428	1,047,050
Incitec Pivot Ltd.	535,907	1,569,664
Independence Group NLa	195,813	602,060
Insurance Australia Group Ltd.	747,209	3,758,372
Investa Office Fund	214,390	736,438
Invocare Ltd.	68,898	896,483
IOOF Holdings Ltd.	99,996	824,990
Iress Ltd.	65,140	586,867
James Hardie Industries PLC	140,822	2,147,628
JB Hi-Fi Ltd.	43,142	757,512
LendLease Group	174,677	2,171,064
Link Administration Holdings Ltd.	183,275	1,156,530
Macquarie Atlas Roads Group	202,761	926,583
Macquarie Group Ltd.	100,307	7,564,137
Magellan Financial Group Ltd.	46,194	859,625
Mayne Pharma Group Ltd.[a,b]	632,170	332,031
McMillan Shakespeare Ltd.	41,848	505,370
Medibank Pvt Ltd.	891,838	2,099,318
Metcash Ltd.	370,712	764,615
Mineral Resources Ltd.	61,800	824,502
Mirvac Group	1,145,562	2,116,847
Monadelphous Group Ltd.	41,173	535,733
Myer Holdings Ltd.	575,205	337,394
National Australia Bank Ltd.	830,125	20,788,037
Navitas Ltd.	156,647	572,920
Newcrest Mining Ltd.	251,229	4,316,835
Northern Star Resources Ltd.	182,467	730,312
Nufarm Ltd./Australia	104,946	707,321
Oil Search Ltd.	426,773	2,414,944
Orica Ltd.	119,092	1,905,719
Origin Energy Ltd.[b]	562,795	3,426,293
Orora Ltd.	468,573	1,221,546
OZ Minerals Ltd.	116,235	717,442
Perpetual Ltd.	21,162	786,635
Platinum Asset Management Ltd.[a]	142,908	799,895
Premier Investments Ltd.	48,665	494,036
Primary Health Care Ltd.	159,865	419,212
Qantas Airways Ltd.	203,159	957,999
QBE Insurance Group Ltd.	435,736	3,568,194
Qube Holdings Ltd.	368,667	726,476
Ramsay Health Care Ltd.	48,105	2,467,943
REA Group Ltd.	18,008	998,016
Regis Resources Ltd.	222,050	662,299
Rio Tinto Ltd.[a]	133,599	7,114,252
Sandfire Resources NL	119,056	523,983
Santos Ltd.[b]	598,012	2,063,366
Scentre Group	1,665,031	5,132,184
Seek Ltd.	111,415	1,569,302
Seven West Media Ltd.	539,473	279,208
Shopping Centres Australasia Property Group	500,550	901,922
Sigma Healthcare Ltd.	684,416	396,206
Sims Metal Management Ltd.	68,406	693,393
Sirtex Medical Ltd.	40,986	429,279
Sonic Healthcare Ltd.	119,861	2,000,738
South32 Ltd.	1,719,580	4,443,305
Southern Cross Media Group Ltd.	544,057	467,214
Spark Infrastructure Group	579,342	1,128,295

77

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
St. Barbara Ltd.	221,880	$493,367
Star Entertainment Grp Ltd. (The)	258,960	1,141,706
Stockland	742,959	2,574,881
Suncorp Group Ltd.	392,347	4,085,300
Super Retail Group Ltd.	72,220	430,261
Sydney Airport	345,917	1,885,799
Tabcorp Holdings Ltd.	277,668	955,930
Tatts Group Ltd.	427,581	1,367,125
Telstra Corp. Ltd.	1,302,213	3,534,590
TPG Telecom Ltd.[a]	144,587	598,655
Transurban Group	656,975	6,110,313
Treasury Wine Estates Ltd.	234,723	2,816,591
Vicinity Centres	1,000,285	2,032,467
Virtus Health Ltd.	151,501	636,575
Vocus Group Ltd.	218,769	483,094
Wesfarmers Ltd.	349,332	11,196,144
Western Areas Ltd.[a]	203,182	434,654
Westfield Corp.	596,292	3,552,498
Westpac Banking Corp.	1,039,048	26,282,806
Whitehaven Coal Ltd.[b]	195,200	558,268
Woodside Petroleum Ltd.	238,755	5,625,600
Woolworths Ltd.	403,837	8,013,536
WorleyParsons Ltd.[b]	75,341	809,326

		362,460,852
AUSTRIA — 0.24%
Andritz AG	22,177	1,254,035
BUWOG AG	37,292	1,075,656
CA Immobilien Anlagen AG	25,568	729,743
Erste Group Bank AG	92,335	3,968,097
IMMOFINANZ AG	185,123	468,196
Lenzing AG	5,534	749,122
Oesterreichische Post AG	13,257	589,333
OMV AG	48,450	2,911,269
Raiffeisen Bank International AGb	48,030	1,673,541
S IMMO AG	38,580	679,775
Schoeller-Bleckmann Oilfield Equipment AGb	5,434	507,313
Semperit AG Holding[a]	13,955	408,048
Telekom Austria AG	66,992	628,397
UNIQA Insurance Group AG	55,612	570,498
Voestalpine AG	34,629	1,905,510
Wienerberger AG	39,223	1,007,984

		19,126,517
BELGIUM — 0.89%
Ablynx NVa,b	43,696	895,650
Ackermans & van Haaren NV	7,587	1,299,698
Ageas	55,567	2,695,796
AGFA-Gevaert NVb	106,361	500,205
Anheuser-Busch InBev SA/NV	235,521	28,822,586
Barco NV	9,061	927,944
Befimmo SA	16,022	995,582
Bekaert SA	13,173	623,120
bpost SA	28,414	801,538

Security	Shares	Value
Cie. d’Entreprises CFE	3,131	$457,938
Cofinimmo SA	7,176	910,787
Colruyt SA	18,392	940,805
D’ieteren SA/NV	9,025	412,819
Elia System Operator SA/NV	12,319	714,681
Euronav NV	65,319	541,328
EVS Broadcast Equipment SA	20,731	780,064
Galapagos NVb	14,528	1,409,633
Gimv NV	18,126	1,093,169
Groupe Bruxelles Lambert SA	16,716	1,795,049
Ion Beam Applications[a]	14,730	451,300
KBC Group NV	76,542	6,358,541
Kinepolis Group NV	14,461	977,088
Nyrstar NVa,b	56,827	453,805
Ontex Group NV	30,698	1,079,822
Orange Belgium SA	30,309	702,109
Proximus SADP	37,974	1,261,220
Solvay SA	20,709	3,077,137
Telenet Group Holding NVa,b	16,007	1,107,280
Tessenderlo Group SAa,b	14,518	696,805
UCB SA	41,315	3,007,638
Umicore SA	59,276	2,649,586
Warehouses De Pauw CVA	9,583	1,036,328

		69,477,051
BRAZIL — 1.08%
Aliansce Shopping Centers SAb	82,200	440,732
Ambev SA	1,439,500	9,196,677
B3 SA – Brasil Bolsa Balcao	653,339	4,773,198
Banco Bradesco SA	298,783	2,993,904
Banco do Brasil SA	279,700	2,944,616
Banco Santander Brasil SA Units	143,200	1,252,374
BB Seguridade Participacoes SA	230,100	1,950,471
BR Malls Participacoes SA	318,608	1,234,949
BRF SAb	144,700	1,957,288
CCR SA	400,900	2,230,388
Centrais Eletricas Brasileiras SAb	73,800	497,437
Cia. de Saneamento Basico do Estado de Sao Paulo	113,000	1,029,361
Cia. Hering	73,500	656,059
Cia. Siderurgica Nacional SAb	211,200	544,245
Cielo SA	390,872	2,674,038
Cosan SA Industria e Comercio	65,500	748,835
CPFL Energia SA	76,870	646,194
Cyrela Brazil Realty SA Empreendimentos e Participacoes	135,900	531,744
Duratex SA	154,919	452,726
EDP – Energias do Brasil SA	140,300	617,580
Embraer SA	216,200	1,035,613
Engie Brasil Energia SA	57,700	631,440
Equatorial Energia SA	70,328	1,311,388
Estacio Participacoes SA	99,700	893,882
Even Construtora e Incorporadora SAb	312,800	516,337
Fibria Celulose SA	80,100	1,281,561
Fleury SA	59,200	522,627
Hypermarcas SA	106,300	1,111,303
Iochpe Maxion SA	64,345	440,395
JBS SA	283,800	654,119
JSL SAb	114,500	324,808
Klabin SA Units	193,900	1,120,244
Kroton Educacional SA	449,108	2,469,761
Light SAb	46,700	260,955
Localiza Rent A Car SA	62,766	1,110,327

78

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Lojas Renner SA	361,940	$3,814,844
M. Dias Branco SA	41,100	604,938
MRV Engenharia e Participacoes SA	118,900	459,775
Multiplan Empreendimentos Imobiliarios SA	37,394	817,299
Multiplus SA	29,500	342,672
Natura Cosmeticos SA	58,800	556,662
Odontoprev SA	109,900	528,780
Petroleo Brasileiro SAb	930,300	4,953,865
Porto Seguro SA	49,800	543,616
Qualicorp SA	80,500	861,265
Raia Drogasil SA	75,300	1,800,239
Rumo SAb	368,700	1,431,363
Sao Martinho SA	84,000	472,722
Sul America SA	89,452	490,279
TIM Participacoes SA	299,100	1,109,048
TOTVS SA	55,300	550,743
Ultrapar Participacoes SA	112,000	2,673,881
Vale SA	967,919	9,497,669
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	75,990	425,554
WEG SA	193,760	1,260,401

		84,253,191
CANADA — 6.53%
Advantage Oil & Gas Ltd.[b]	88,051	466,518
Aecon Group Inc.	34,394	518,405
AGF Management Ltd. Class B	121,993	786,411
Agnico Eagle Mines Ltd.	75,145	3,357,654
Agrium Inc.	42,561	4,637,105
Alacer Gold Corp.[b]	194,880	303,862
Alamos Gold Inc. Class A	102,350	648,669
Alaris Royalty Corp.	29,064	460,839
Algonquin Power & Utilities Corp.	117,218	1,255,745
Alimentation Couche-Tard Inc. Class B	135,109	6,339,883
Allied Properties REIT	21,749	697,466
AltaGas Ltd.	47,164	1,076,017
ARC Resources Ltd.	108,685	1,326,208
Atco Ltd./Canada Class I	30,638	1,111,819
ATS Automation Tooling Systems Inc.[b]	41,951	483,261
AutoCanada Inc.	21,857	395,227
Avigilon Corp.[b]	31,657	469,784
B2Gold Corp.[b]	314,687	800,693
Badger Daylighting Ltd.[a]	20,055	456,920
Bank of Montreal	196,778	15,086,161
Bank of Nova Scotia (The)	369,922	23,898,149
Barrick Gold Corp.	374,086	5,409,172
BCE Inc.	43,454	2,008,033
Birchcliff Energy Ltd.[a]	76,445	311,331
Bird Construction Inc.	73,550	558,001
BlackBerry Ltd.[b]	156,022	1,708,968
Boardwalk REIT[a]	9,808	302,891
Bombardier Inc. Class Bb	604,424	1,280,023
Bonterra Energy Corp.	42,750	503,741
Brookfield Asset Management Inc. Class A	277,076	11,632,420
CAE Inc.	85,570	1,517,439
Cameco Corp.	125,738	1,022,213

Security	Shares	Value
Canadian Apartment Properties REIT	24,653	$651,561
Canadian Imperial Bank of Commerce	130,267	11,475,541
Canadian National Railway Co.	236,902	19,077,493
Canadian Natural Resources Ltd.	351,003	12,258,285
Canadian Pacific Railway Ltd.	45,361	7,870,878
Canadian REIT	17,346	627,045
Canadian Tire Corp. Ltd. Class A	20,226	2,483,730
Canadian Utilities Ltd. Class A	43,058	1,301,326
Canadian Western Bank[a]	31,933	900,198
Canfor Corp.[b]	27,316	543,735
Canopy Growth Corp.[a,b]	56,089	703,995
Capital Power Corp.	35,548	673,677
CCL Industries Inc. Class B	48,009	2,315,724
Celestica Inc.[b]	44,392	445,952
Cenovus Energy Inc.	327,576	3,181,484
Centerra Gold Inc.[b]	71,710	487,301
CES Energy Solutions Corp.	85,865	462,929
CGI Group Inc. Class Ab	65,707	3,494,077
CI Financial Corp.	80,982	1,801,694
Cineplex Inc.	24,936	754,792
Cogeco Communications Inc.	7,191	517,388
Colliers International Group Inc.	13,877	813,932
Constellation Software Inc./Canada	6,534	3,720,290
Corus Entertainment Inc. Class B	38,523	357,707
Cott Corp.[a]	51,316	769,879
Crescent Point Energy Corp.	151,621	1,247,924
Crew Energy Inc.[b]	141,122	478,398
Descartes Systems Group Inc. (The)[b]	35,290	1,023,851
Detour Gold Corp.[b]	65,632	700,054
Dollarama Inc.	34,144	3,803,754
Dominion Diamond Corp.	28,662	408,218
Dorel Industries Inc. Class B	17,102	446,289
Dream Unlimited Corp. Class Ab	91,256	520,310
ECN Capital Corp.[a]	134,875	442,573
Eldorado Gold Corp.	235,785	296,309
Element Fleet Management Corp.	131,683	1,015,382
Empire Co. Ltd. Class A	58,345	1,010,662
Enbridge Inc.	507,641	19,524,351
Enbridge Income Fund Holdings Inc.	38,188	890,787
Encana Corp.	307,214	3,596,198
EnerCare Inc.	54,081	843,665
Enerflex Ltd.	37,646	512,518
Enerplus Corp.	83,996	770,827
Extendicare Inc.	75,113	545,969
Fairfax Financial Holdings Ltd.	9,034	4,761,298
Finning International Inc.	54,233	1,323,536
First Capital Realty Inc.	50,489	801,338
First Majestic Silver Corp.[a,b]	63,944	431,055
First Quantum Minerals Ltd.	225,594	2,525,267
FirstService Corp.	13,700	954,462
Fortis Inc./Canada	125,692	4,632,400
Fortuna Silver Mines Inc.[b]	89,567	377,278
Franco-Nevada Corp.	56,368	4,482,854
Freehold Royalties Ltd.	41,328	505,900
Genworth MI Canada Inc.[a]	15,014	466,924
George Weston Ltd.	15,775	1,325,536
Gibson Energy Inc.	50,857	691,980
Gildan Activewear Inc.	70,951	2,172,947
Goldcorp Inc.	263,510	3,444,375
Great-West Lifeco Inc.	93,500	2,603,871
H&R REIT	42,928	713,302
Home Capital Group Inc.[a]	59,788	647,460

79

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
HudBay Minerals Inc.	91,839	$683,218
Hudson’s Bay Co.[a]	29,352	256,611
Husky Energy Inc.[b]	105,413	1,367,237
Hydro One Ltd.[c]	92,457	1,635,982
IAMGOLD Corp.[b]	151,225	830,558
IGM Financial Inc.	25,625	903,862
Imperial Oil Ltd.	93,583	3,036,674
Industrial Alliance Insurance & Financial Services Inc.	36,398	1,650,630
Innergex Renewable Energy Inc.	65,571	716,698
Intact Financial Corp.	42,384	3,467,064
Inter Pipeline Ltd.	108,852	2,215,714
Interfor Corp.[b]	29,930	487,573
Ivanhoe Mines Ltd. Class Aa,b	210,894	764,002
Jean Coutu Group PJC Inc. (The) Class A	26,078	495,221
Keyera Corp.	57,657	1,698,714
Killam Apartment REIT	93,842	961,642
Kinaxis Inc.[b]	10,491	523,533
Kinross Gold Corp.[b]	388,238	1,535,966
Kirkland Lake Gold Ltd.	78,352	919,607
Labrador Iron Ore Royalty Corp.	32,636	528,617
Laurentian Bank of Canada	17,174	799,348
Linamar Corp.	17,260	1,048,105
Loblaw Companies Ltd.	66,781	3,449,134
Lucara Diamond Corp.	140,428	245,104
Lundin Mining Corp.	219,958	1,678,991
Magna International Inc. Class A	113,214	6,181,058
Major Drilling Group International Inc.[b]	56,206	301,283
Manulife Financial Corp.	617,740	12,430,514
Maple Leaf Foods Inc.	32,522	844,144
Martinrea International Inc.	63,385	622,000
Maxar Technologies Ltd.	15,391	974,369
Medical Facilities Corp.	66,967	730,917
Methanex Corp.	29,008	1,414,733
Metro Inc.	73,219	2,306,589
Morguard REIT	46,154	510,197
Morneau Shepell Inc.	57,641	960,907
Mullen Group Ltd.	39,439	517,960
National Bank of Canada	103,712	5,037,164
New Flyer Industries Inc.	21,089	895,518
New Gold Inc.[a,b]	179,234	593,693
Norbord Inc.	17,246	622,092
North West Co. Inc. (The)	30,817	752,555
Northland Power Inc.	52,530	1,005,287
Northview Apartment Real Estate Investment Trust	32,198	581,467
NOVAGOLD Resources Inc.[b]	98,821	403,226
NuVista Energy Ltd.[b]	78,918	490,980
OceanaGold Corp.[a]	204,972	550,154
Onex Corp.	26,521	2,017,209
Open Text Corp.	81,476	2,851,123
Osisko Gold Royalties Ltd.[a]	44,270	557,711
Painted Pony Energy Ltd.[a,b]	101,101	212,539
Pan American Silver Corp.	57,544	940,988
Parex Resources Inc.[b]	61,753	822,032
Parkland Fuel Corp.	47,435	964,081
Pason Systems Inc.	31,186	453,117
Pembina Pipeline Corp.	154,705	5,118,430
Pengrowth Energy Corp.[a,b]	428,318	481,779

Security	Shares	Value
Peyto Exploration & Development Corp.	58,877	$803,844
Poseidon Concepts Corp.[b]	293	—
Potash Corp. of Saskatchewan Inc.	253,277	4,933,508
Power Corp. of Canada	100,603	2,581,605
Power Financial Corp.	75,289	2,108,980
PrairieSky Royalty Ltd.	67,650	1,802,111
Precision Drilling Corp.[b]	88,627	266,067
Premier Gold Mines Ltd.[b]	250,427	666,329
Premium Brands Holdings Corp.	11,390	922,439
Pretium Resources Inc.[a,b]	70,219	790,924
ProMetic Life Sciences Inc.[a,b]	262,995	279,500
Quebecor Inc. Class B	29,794	1,125,104
Raging River Exploration Inc.[b]	101,742	600,618
Restaurant Brands International Inc.	71,189	4,602,904
RioCan REIT	41,646	790,534
Ritchie Bros Auctioneers Inc.	36,258	1,017,620
Rogers Communications Inc. Class B	112,341	5,833,610
Royal Bank of Canada	453,928	35,519,135
Russel Metals Inc.	27,950	625,303
Saputo Inc.	69,754	2,520,473
Secure Energy Services Inc.	51,368	335,121
SEMAFO Inc.[b]	204,924	515,052
Seven Generations Energy Ltd. Class Ab	78,813	1,190,968
Shaw Communications Inc. Class B	119,386	2,728,347
ShawCor Ltd.	32,395	702,633
Shopify Inc. Class Aa,b	26,342	2,620,918
Sierra Wireless Inc.[a,b]	16,395	367,047
SmartCentres Real Estate Investment Trust	26,096	586,659
SNC-Lavalin Group Inc.	51,788	2,334,899
SSR Mining Inc.[b]	58,101	558,429
Stantec Inc.[a]	39,513	1,129,819
Stars Group Inc. (The)[b]	44,674	899,995
Stella-Jones Inc.[a]	19,256	752,853
Sun Life Financial Inc.	196,894	7,675,063
Suncor Energy Inc.	524,780	17,830,552
Superior Plus Corp.	65,791	662,963
Surge Energy Inc.	258,106	432,479
Tahoe Resources Inc.	99,239	476,526
Teck Resources Ltd. Class B	181,793	3,717,371
TELUS Corp.	44,567	1,615,212
TFI International Inc.	37,041	894,777
Thomson Reuters Corp.	90,967	4,256,558
TMX Group Ltd.	15,553	850,462
TORC Oil & Gas Ltd.	80,219	422,533
Torex Gold Resources Inc.[b]	33,830	466,865
Toromont Industries Ltd.	29,449	1,299,174
Toronto-Dominion Bank (The)	568,024	32,316,252
Total Energy Services Inc.	72,368	852,742
Tourmaline Oil Corp.[b]	72,113	1,320,757
TransAlta Corp.	92,693	548,637
TransCanada Corp.	274,146	13,025,710
Transcontinental Inc. Class A	27,473	610,369
Turquoise Hill Resources Ltd.[b]	301,489	921,470
Valeant Pharmaceuticals International Inc.[a,b]	106,650	1,246,773
Valener Inc.	69,026	1,186,041
Vermilion Energy Inc.	35,838	1,224,069
Wajax Corp.	22,205	404,103
West Fraser Timber Co. Ltd.	22,705	1,382,097
Westshore Terminals Investment Corp.	30,015	573,011
Wheaton Precious Metals Corp.	139,939	2,906,033
Whitecap Resources Inc.	111,203	798,805
WSP Global Inc.	28,415	1,274,498

80

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Yamana Gold Inc.	306,412	$796,277

		509,008,611
CHILE — 0.28%
AES Gener SA	1,182,773	408,782
Aguas Andinas SA Series A	868,481	566,349
Banco de Chile	8,871,066	1,362,075
Banco de Credito e Inversiones	13,123	883,301
Banco Santander Chile	21,560,334	1,696,738
Cencosud SA	451,883	1,353,897
Cia. Cervecerias Unidas SA	36,674	529,726
Colbun SA	3,126,359	738,746
Empresa Nacional de Telecomunicaciones SA	41,026	477,300
Empresas CMPC SA	340,735	1,087,332
Empresas COPEC SA	144,476	2,228,551
Enel Americas SA	10,019,745	2,157,573
Enel Chile SA	6,828,567	796,740
Enel Generacion Chile SA	1,192,761	1,040,865
Engie Energia Chile SA	235,426	501,246
Inversiones Aguas Metropolitanas SA	249,907	454,534
Itau CorpBanca	37,100,300	346,173
LATAM Airlines Group SA	97,879	1,350,730
Parque Arauco SA	264,801	760,394
SACI Falabella	209,991	2,007,688
SONDA SA	277,582	541,190
Vina Concha y Toro SA	238,990	421,560

		21,711,490
CHINA — 6.85%
21Vianet Group Inc. ADR[b]	68,670	515,712
3SBio Inc.[b,c]	411,000	735,415
58.com Inc. ADR[b]	30,461	2,046,065
AAC Technologies Holdings Inc.	240,000	4,392,832
Agile Group Holdings Ltd.	654,250	952,637
Agricultural Bank of China Ltd. Class H	7,898,000	3,715,253
Air China Ltd. Class H	784,000	746,638
Ajisen (China) Holdings Ltd.	1,105,000	518,380
Alibaba Group Holding Ltd. ADR[a,b]	361,447	66,827,936
Alibaba Health Information Technology Ltd.[a,b]	1,246,000	667,574
Alibaba Pictures Group Ltd.[b]	5,020,000	817,170
Aluminum Corp. of China Ltd. Class Hb	1,456,000	1,171,996
Anhui Conch Cement Co. Ltd. Class H	431,500	1,844,513
ANTA Sports Products Ltd.	367,000	1,641,711
Anxin-China Holdings Ltd.[b,d]	1,004,000	21,877
Autohome Inc. ADR[b]	19,972	1,148,590
AVIC International Holding HK Ltd.[b]	13,368,000	890,994
AviChina Industry & Technology Co. Ltd. Class H	806,000	467,992
Baidu Inc. ADR[b]	86,627	21,131,790
Bank of China Ltd. Class H	24,503,000	12,217,267
Bank of Communications Co. Ltd. Class H	2,586,000	1,948,996
Beijing Capital International Airport Co. Ltd. Class H	556,000	912,200
Beijing Enterprises Holdings Ltd.	158,500	941,638
Beijing Enterprises Water Group Ltd.	1,712,000	1,437,309
BEP International Holdings Ltd.[a]	20,040,000	467,492

Security	Shares	Value
Bosideng International Holdings Ltd.	5,792,000	$512,251
Brilliance China Automotive Holdings Ltd.	1,018,000	2,573,119
Byd Co. Ltd. Class Ha	211,500	1,852,909
BYD Electronic International Co. Ltd.	306,500	828,931
CGN Power Co. Ltd. Class Hc	3,653,000	1,072,236
China Agri-Industries Holdings Ltd.	1,026,100	501,095
China BlueChemical Ltd. Class H	976,000	291,481
China Cinda Asset Management Co. Ltd. Class H	2,906,000	1,128,609
China CITIC Bank Corp. Ltd. Class H	2,366,000	1,522,382
China Coal Energy Co. Ltd. Class H	755,000	345,478
China Communications Construction Co. Ltd. Class H	1,411,000	1,712,703
China Communications Services Corp. Ltd. Class H	990,000	600,208
China Conch Venture Holdings Ltd.	571,000	1,163,693
China Construction Bank Corp. Class H	26,317,000	23,477,444
China Everbright Bank Co. Ltd. Class H	677,000	319,331
China Everbright International Ltd.	829,000	1,168,833
China Everbright Ltd.	378,000	896,332
China Evergrande Group[b]	1,382,000	5,323,015
China Galaxy Securities Co. Ltd. Class H	979,500	853,726
China Gas Holdings Ltd.	630,000	1,913,789
China Huarong Asset Management Co. Ltd. Class Hc	3,483,000	1,638,418
China Huishan Dairy Holdings Co. Ltd.[a,b,d]	1,276,000	2
China Innovationpay Group Ltd.[a,b]	5,600,000	337,358
China Jinmao Holdings Group Ltd.	1,556,000	698,044
China Life Insurance Co. Ltd. Class H	2,347,000	7,761,363
China Longyuan Power Group Corp. Ltd. Class H	1,075,000	796,419
China Lumena New Materials Corp.[a,b,d]	152,000	—
China Medical System Holdings Ltd.	502,000	927,842
China Mengniu Dairy Co. Ltd.	903,000	2,500,038
China Merchants Bank Co. Ltd. Class H	1,226,177	4,675,686
China Merchants Port Holdings Co. Ltd.	438,000	1,369,838
China Metal Recycling Holdings Ltd.[b,d]	3,000	—
China Minsheng Banking Corp. Ltd. Class H	1,647,500	1,594,328
China Mobile Ltd.	1,906,500	19,146,130
China National Building Material Co. Ltd. Class Ha	1,054,000	888,938
China Oil and Gas Group Ltd.	8,632,000	586,398
China Oilfield Services Ltd. Class H	520,000	460,560
China Overseas Land & Investment Ltd.	1,248,000	4,047,066
China Pacific Insurance Group Co. Ltd. Class H	854,600	4,211,768
China Petroleum & Chemical Corp. Class H	7,966,200	5,850,743
China Power International Development Ltd.	1,352,000	429,767
China Railway Construction Corp. Ltd. Class H	644,000	808,116
China Railway Group Ltd. Class H	1,267,000	1,018,238
China Resources Beer Holdings Co. Ltd.	586,000	1,689,995
China Resources Gas Group Ltd.	312,000	1,141,737
China Resources Land Ltd.	926,666	2,761,540
China Resources Power Holdings Co. Ltd.	618,000	1,188,187
China Shenhua Energy Co. Ltd. Class H	1,084,000	2,589,884
China Shineway Pharmaceutical Group Ltd.	562,000	526,573
China Southern Airlines Co. Ltd. Class H	820,000	605,399
China State Construction International Holdings Ltd.	684,000	960,886
China Taiping Insurance Holdings Co. Ltd.	579,768	1,909,820
China Telecom Corp. Ltd. Class H	4,002,000	2,005,668
China Traditional Chinese Medicine Holdings Co. Ltd.	832,000	476,690
China Travel International Investment Hong Kong Ltd.	1,788,000	662,324
China Unicom Hong Kong Ltd.[b]	1,886,000	2,678,469
China Vanke Co. Ltd. Class H	402,900	1,433,064
China ZhengTong Auto Services Holdings Ltd.	644,000	677,695
Chong Sing Holdings FinTech Group Ltd.[b]	5,552,000	683,165
Chongqing Changan Automobile Co. Ltd. Class B	259,598	339,729
Chongqing Rural Commercial Bank Co. Ltd. Class H	861,000	584,903
CITIC Ltd.	1,671,000	2,445,951

81

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
CITIC Resources Holdings Ltd.[a]	2,718,000	$296,124
CITIC Securities Co. Ltd. Class H	686,500	1,524,030
CNOOC Ltd.	5,487,000	7,469,038
Coolpad Group Ltd.[b,d]	2,144,000	19,237
COSCO SHIPPING Ports Ltd.	602,000	697,542
Country Garden Holdings Co. Ltd.	1,820,866	2,884,707
CRRC Corp. Ltd. Class H	1,084,000	1,068,466
CSPC Pharmaceutical Group Ltd.	1,432,000	2,488,903
Ctrip.com International Ltd. ADR[a,b]	128,272	6,142,946
Dah Chong Hong Holdings Ltd.	817,000	383,273
Digital China Holdings Ltd.[a,b]	610,000	369,043
Dongfeng Motor Group Co. Ltd. Class H	868,000	1,190,443
ENN Energy Holdings Ltd.	257,000	1,884,232
Fang Holdings Ltd. ADR[b]	130,520	592,561
Far East Horizon Ltd.	809,000	803,629
FDG Electric Vehicles Ltd.[a,b]	11,985,000	522,303
Fosun International Ltd.	860,000	2,131,867
Fullshare Holdings Ltd.[a]	2,055,000	879,759
GCL-Poly Energy Holdings Ltd.[b]	5,761,000	989,482
Geely Automobile Holdings Ltd.	1,613,000	4,992,944
GF Securities Co. Ltd. Class H	373,200	795,020
Golden Eagle Retail Group Ltd.	388,000	469,968
GOME Retail Holdings Ltd.	4,936,000	632,675
Great Wall Motor Co. Ltd. Class H	976,500	1,230,356
Guangdong Investment Ltd.	988,000	1,431,003
Guangzhou Automobile Group Co. Ltd. Class H	728,000	1,810,249
Guangzhou R&F Properties Co. Ltd. Class H	354,400	754,970
Haier Electronics Group Co. Ltd.	455,000	1,198,473
Haitian International Holdings Ltd.	259,000	775,161
Haitong Securities Co. Ltd. Class H	975,600	1,543,093
Hanergy Thin Film Power Group Ltd.[b,d]	4,386	—
Harbin Electric Co. Ltd. Class H	756,000	355,626
Health and Happiness H&H International Holdings Ltd.[b]	88,000	459,638
Hengan International Group Co. Ltd.	235,000	2,316,324
Hopewell Highway Infrastructure Ltd.	1,121,775	695,915
Hopson Development Holdings Ltd.	422,000	431,639
Huaneng Power International Inc. Class H	1,230,000	822,964
Huaneng Renewables Corp. Ltd. Class H	2,078,000	713,815
Huatai Securities Co. Ltd. Class Hc	532,400	1,149,173
Hybrid Kinetic Group Ltd.[b,d]	11,042,000	240,603
IGG Inc.[a]	351,000	470,591
iKang Healthcare Group Inc. ADR[b]	36,299	516,535
Industrial & Commercial Bank of China Ltd. Class H	23,088,000	18,318,173
Inner Mongolia Yitai Coal Co. Ltd. Class B	413,600	555,878
JD.com Inc. ADR[b]	211,836	7,948,087
Jiangsu Expressway Co. Ltd. Class H	494,000	757,292
Jiangxi Copper Co. Ltd. Class H	484,000	771,740
Ju Teng International Holdings Ltd.	1,130,000	402,651
K Wah International Holdings Ltd.	874,000	501,874
Kingboard Chemical Holdings Ltd.	241,000	1,428,677
Kingboard Laminates Holdings Ltd.	397,000	666,603
Kingdee International Software Group Co. Ltd.[a,b]	1,270,000	680,433
Kingsoft Corp. Ltd.[a]	302,000	762,568
Kunlun Energy Co. Ltd.	1,144,000	1,060,155
KWG Property Holding Ltd.	680,000	674,614
Lee & Man Paper Manufacturing Ltd.	607,000	740,680
Lenovo Group Ltd.[a]	2,118,000	1,227,071

Security	Shares	Value
Leyou Technologies Holdings Ltd.[b]	1,425,000	$367,127
Li Ning Co. Ltd.[b]	824,500	719,686
Longfor Properties Co. Ltd.	555,500	1,297,292
Lonking Holdings Ltd.	1,716,000	769,822
Luye Pharma Group Ltd.[a]	771,500	514,215
MMG Ltd.[b]	942,000	426,217
Momo Inc. ADR[b]	38,411	1,170,383
NetEase Inc. ADR	25,699	7,245,062
New China Life Insurance Co. Ltd. Class H	269,800	1,685,861
New Oriental Education & Technology Group Inc. ADR	45,153	3,758,536
Nexteer Automotive Group Ltd.	357,000	698,277
Nine Dragons Paper Holdings Ltd.	606,000	1,112,297
Parkson Retail Group Ltd.	3,718,000	567,102
PAX Global Technology Ltd.[a]	852,000	431,362
People’s Insurance Co. Group of China Ltd. (The) Class H	2,020,000	960,573
PetroChina Co. Ltd. Class H	6,466,000	4,218,506
Phoenix Satellite Television Holdings Ltd.	2,630,000	384,296
PICC Property & Casualty Co. Ltd. Class H	1,471,680	2,916,272
Ping An Insurance Group Co. of China Ltd. Class H	1,651,500	14,500,211
Poly Property Group Co. Ltd.[b]	944,000	457,371
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	1,741,000	307,952
Semiconductor Manufacturing International Corp.[a,b]	992,800	1,521,942
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	848,000	608,680
Shanghai Electric Group Co. Ltd. Class Hb	908,000	411,997
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	168,500	841,226
Shanghai Industrial Holdings Ltd.	189,000	580,193
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	289,080	448,652
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	292,000	754,159
Shenzhen International Holdings Ltd.	378,500	722,865
Shenzhen Investment Ltd.	1,392,000	620,903
Shenzhou International Group Holdings Ltd.	247,000	2,108,513
Shimao Property Holdings Ltd.	422,500	884,879
Shougang Fushan Resources Group Ltd.	3,912,000	842,390
Shui On Land Ltd.	2,171,000	537,059
Sihuan Pharmaceutical Holdings Group Ltd.	1,560,000	563,870
SINA Corp./China[b]	19,385	2,086,795
Sino Biopharmaceutical Ltd.	1,504,000	1,756,190
Sino-Ocean Group Holding Ltd.	1,198,500	781,918
Sinofert Holdings Ltd.[a,b]	2,822,000	499,162
Sinopec Engineering Group Co. Ltd. Class H	528,500	453,186
Sinopec Kantons Holdings Ltd.	690,000	446,628
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,185,000	706,279
Sinopharm Group Co. Ltd. Class H	379,200	1,696,285
Sinotrans Ltd. Class H	922,000	443,167
Skyworth Digital Holdings Ltd.	804,000	369,961
SOHO China Ltd.	1,127,000	652,931
Sohu.com Inc.[b]	14,299	818,332
Sun Art Retail Group Ltd.	905,500	914,576
Sunac China Holdings Ltd.	680,000	3,460,227
Sunny Optical Technology Group Co. Ltd.	236,000	3,454,485
TAL Education Group Class A ADR	96,115	2,643,162
Tencent Holdings Ltd.	1,789,200	80,220,226
Tianneng Power International Ltd.	532,000	512,784
Tingyi Cayman Islands Holding Corp.[a]	668,000	1,053,142
Tong Ren Tang Technologies Co. Ltd. Class H	353,000	495,896
Towngas China Co. Ltd.	740,000	607,039
TravelSky Technology Ltd. Class H	357,000	924,325
Tsingtao Brewery Co. Ltd. Class H	128,000	535,671
Vipshop Holdings Ltd. ADR[b]	137,773	1,088,407
Want Want China Holdings Ltd.[a]	1,680,000	1,373,837
Weibo Corp. ADR[a,b]	16,722	1,549,293
Weichai Power Co. Ltd. Class H	702,000	872,799

82

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
West China Cement Ltd.[b]	1,876,000	$298,167
Xinyi Solar Holdings Ltd.	1,799,600	622,795
Yanzhou Coal Mining Co. Ltd. Class H	638,000	636,217
Yuexiu Property Co. Ltd.	4,312,080	834,582
Yuexiu REIT	1,078,000	679,812
Yum China Holdings Inc.[b]	126,073	5,087,046
YY Inc. ADR[b]	17,240	1,558,324
Zhejiang Expressway Co. Ltd. Class H	550,000	680,292
Zhongsheng Group Holdings Ltd.	247,500	508,210
Zhuzhou CRRC Times Electric Co. Ltd. Class H	174,400	1,020,452
Zijin Mining Group Co. Ltd. Class H	1,684,000	582,789
ZTE Corp. Class Hb	285,040	988,276

		533,856,510
COLOMBIA — 0.07%
Almacenes Exito SA	61,368	329,527
Bancolombia SA	67,018	621,066
Cementos Argos SA	136,765	498,879
Corp. Financiera Colombiana SA	64,617	607,310
Ecopetrol SA	1,815,409	993,313
Grupo Argos SA/Colombia	72,464	472,456
Grupo de Inversiones Suramericana SA	98,324	1,247,870
Interconexion Electrica SA ESP	148,069	648,135

		5,418,556
CZECH REPUBLIC — 0.04%
CEZ AS	73,738	1,616,889
Komercni Banka AS	32,936	1,415,998

		3,032,887
DENMARK — 1.29%
ALK-Abello A/Sa	3,049	477,092
Ambu A/S Class Ba	11,530	1,063,180
AP Moller – Maersk A/S Class A	1,825	3,382,804
AP Moller – Maersk A/S Class B	1,390	2,670,064
Bang & Olufsen A/Sb	22,903	530,660
Bavarian Nordic A/Sb	14,386	583,314
Carlsberg A/S Class B	30,760	3,512,966
Chr Hansen Holding A/S	31,174	2,728,140
Coloplast A/S Class B	37,052	3,259,945
D/S Norden A/Sa,b	14,967	311,402
Danske Bank A/S	222,675	8,495,507
Dfds A/S	11,752	681,651
DSV A/S	59,701	4,617,117
FLSmidth & Co. A/S	12,768	875,506
Genmab A/Sb	17,796	3,593,970
GN Store Nord A/S	47,421	1,568,673
H Lundbeck A/S	25,952	1,542,266
ISS A/S	48,658	2,059,791
Jyske Bank A/S Registered	20,383	1,151,961
Nets A/Sb,c	44,562	1,137,839
Nilfisk Holding A/Sb	10,396	499,651
NKT A/Sb	10,396	445,455

Security	Shares	Value
Novo Nordisk A/S Class B	584,534	$29,082,113
Novozymes A/S Class B	71,156	3,930,089
Orsted A/Sc	58,408	3,273,540
Pandora A/S	35,694	3,369,573
Rockwool International A/S Class B	2,741	744,511
Royal Unibrew A/S	18,309	1,054,238
SimCorp A/S	16,609	1,014,596
Solar A/S Class B	10,181	654,283
Sydbank A/S	26,566	1,036,422
TDC A/S	241,637	1,428,804
Topdanmark A/Sb	25,737	1,058,071
Tryg A/S	40,107	955,018
Vestas Wind Systems A/S	70,778	6,243,879
William Demant Holding A/Sb	43,490	1,254,807

		100,288,898
EGYPT — 0.04%
Commercial International Bank Egypt SAE	414,629	1,853,244
Egyptian Financial Group-Hermes Holding Co.	368,234	489,816
Global Telecom Holding SAE[b]	1,290,583	496,132

		2,839,192
FINLAND — 0.72%
Amer Sports OYJ	41,874	1,042,452
Cargotec OYJ Class B	14,871	878,325
Caverion OYJ[a,b]	49,778	376,928
Elisa OYJ	43,334	1,746,170
Fortum OYJ	134,272	2,851,540
Huhtamaki OYJ	33,044	1,408,133
Kemira OYJ	37,595	529,935
Kesko OYJ Class B	20,532	1,048,837
Kone OYJ Class B	104,157	5,638,562
Konecranes OYJ	22,536	1,038,581
Metsa Board OYJ	80,967	600,834
Metso OYJ	38,354	1,394,478
Neste OYJ	43,667	2,433,106
Nokia OYJ	1,832,677	9,001,063
Nokian Renkaat OYJ	36,836	1,689,449
Orion OYJ Class B	34,443	1,412,378
Outokumpu OYJ[a]	109,930	1,039,871
Outotec OYJ[a,b]	56,738	451,773
Ramirent OYJ	48,553	446,838
Sampo OYJ Class A	136,342	7,144,246
Stora Enso OYJ Class R	176,776	2,765,710
Tieto OYJ	24,779	759,472
UPM-Kymmene OYJ	165,297	4,968,118
Uponor OYJ	34,151	687,869
Valmet OYJ	48,573	942,142
Wartsila OYJ Abp	47,129	3,036,132
YIT OYJ[a]	66,676	506,824

		55,839,766
FRANCE — 6.69%
ABC Arbitrage	151,032	1,089,098
Accor SA	53,256	2,657,508
Aeroports de Paris	10,421	1,755,436
Air France-KLM[b]	62,141	973,661
Air Liquide SA	129,999	16,552,646
Airbus SE	184,179	18,827,580

83

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Alstom SA	46,179	$1,868,881
Alten SA	12,101	1,059,394
Altran Technologies SA	59,718	1,104,747
ANF Immobilier	38,646	997,207
APERAM SA	18,772	1,009,994
Arkema SA	20,844	2,633,406
Assystem	16,249	628,641
Atos SE	30,007	4,663,217
AXA SA	596,941	18,031,887
BNP Paribas SA	348,120	27,187,560
Bollore SA	253,399	1,225,068
Bonduelle SCA	18,228	860,643
Bouygues SA	64,789	3,110,741
Bureau Veritas SA	78,804	2,111,003
Capgemini SE	48,812	5,933,710
Carrefour SA	167,726	3,376,380
Casino Guichard Perrachon SA	15,806	902,891
Cellectis SAa,b	19,808	683,260
Cie. de Saint-Gobain	147,314	8,642,452
Cie. Generale des Etablissements Michelin Class B	51,780	7,491,881
Cie. Plastic Omnium SA	19,601	817,464
CNP Assurances	49,948	1,162,284
Coface SAb	55,219	603,391
Credit Agricole SA	350,136	6,110,206
Danone SA	179,965	14,704,866
Dassault Aviation SA	698	1,088,788
Dassault Systemes SE	39,589	4,204,688
DBV Technologies SAa,b	8,054	363,713
Edenred	67,765	1,953,835
Eiffage SA	21,549	2,251,533
Electricite de France SA	162,144	2,123,120
Elior Group SAc	44,533	1,264,803
Elis SA	49,932	1,302,679
Elis SA	25,002	652,206
Engie SA	567,455	9,591,932
Essilor International SA	66,444	8,413,807
Etablissements Maurel et Prom[b]	44,631	189,254
Euler Hermes Group	7,715	895,254
Eurazeo SA	12,749	1,185,334
Eurofins Scientific SE	3,586	2,243,323
Euronext NVc	21,896	1,301,150
Eutelsat Communications SA	55,087	1,380,374
Faurecia	24,513	1,782,206
Fnac Darty SAb	7,944	750,899
Fonciere des Regions	7,175	730,785
Gaztransport Et Technigaz SA	13,592	665,345
Gecina SA	13,541	2,197,400
Genfit[a,b]	12,196	320,953
Groupe Eurotunnel SE Registered	145,629	1,830,529
Guerbet[a]	5,813	523,464
Hermes International	9,721	5,045,621
ICADE	8,697	759,868
Iliad SA	8,395	2,096,290
Imerys SA	9,973	908,415
Ingenico Group SA	18,324	1,779,021
Ipsen SA	13,044	1,577,304
IPSOS	18,385	679,581

Security	Shares	Value
Jacquet Metal Service	24,775	$801,343
JCDecaux SA	22,746	870,458
Kering	23,564	10,801,921
Klepierre SA	65,698	2,613,283
Korian SA	19,232	625,080
L’Oreal SA	75,143	16,724,103
Lagardere SCA	38,580	1,270,785
Legrand SA	78,709	5,847,202
LVMH Moet Hennessy Louis Vuitton SE	86,329	25,755,711
Maisons du Monde SAc	22,383	968,689
Marie Brizard Wine & Spirits SAa,b	42,293	633,110
Mercialys SA	37,977	739,936
Mersen SA	19,656	862,119
Metropole Television SA	35,985	832,126
Natixis SA	288,070	2,259,172
Naturex[a,b]	7,302	829,380
Neopost SA	15,674	577,728
Nexans SA	11,766	770,322
Nexity SA	17,009	1,045,222
Orange SA	600,920	9,860,087
Orpea	13,736	1,645,780
Pernod Ricard SA	66,179	9,926,010
Peugeot SA	165,975	3,937,625
Publicis Groupe SA	62,412	4,068,676
Rallye SAa	17,293	295,736
Remy Cointreau SA	7,048	915,478
Renault SA	53,895	5,345,513
Rexel SA	95,235	1,700,217
Rubis SCA	28,884	1,812,977
Safran SA	98,098	10,334,273
Sanofi	363,131	34,388,062
Sartorius Stedim Biotech	10,552	719,237
Schneider Electric SE	170,567	14,992,067
SCOR SE	50,675	2,104,261
SEB SA	7,426	1,384,147
SES SA	116,157	1,889,027
Societe BIC SA	9,342	986,758
Societe Generale SA	237,926	13,248,816
Sodexo SA	27,329	3,478,183
SOITEC[b]	8,056	633,664
Sopra Steria Group	5,874	1,102,052
SPIE SA	42,529	1,118,707
STMicroelectronics NV	220,051	5,178,238
Suez	119,723	2,106,017
Technicolor SA Registered	164,347	582,409
Teleperformance	18,680	2,728,863
Television Francaise 1	32,176	457,673
Thales SA	33,478	3,489,737
TOTAL SA	720,589	40,184,476
Ubisoft Entertainment SAa,b	24,548	1,873,116
Unibail-Rodamco SE	29,843	7,469,389
Valeo SA	75,240	5,092,513
Vallourec SAa,b	98,585	539,894
Veolia Environnement SA	151,343	3,586,085
Vicat SA	6,640	513,699
Vinci SA	153,896	15,068,579
Virbac SAb	1,965	253,063
Vivendi SA	318,806	7,919,956
Wendel SA	8,437	1,423,193
Zodiac Aerospace	67,802	1,939,105

		521,951,625

84

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
GERMANY — 6.12%
Aareal Bank AG	17,766	$734,829
adidas AG	59,359	13,211,158
Allianz SE Registered	140,075	32,530,005
alstria office REIT AGa	64,957	919,789
AURELIUS Equity Opportunities SE & Co KGaA[a]	10,838	663,229
Aurubis AG	13,145	1,075,757
Axel Springer SE	14,234	960,092
BASF SE	283,614	30,931,683
Bayer AG Registered	258,504	33,637,809
Bayerische Motoren Werke AG	101,524	10,348,658
BayWa AG	13,470	525,678
Bechtle AGa	15,382	1,226,215
Beiersdorf AG	29,976	3,362,848
Bertrandt AGa	5,826	546,353
Bilfinger SEa	12,919	519,827
Brenntag AG	47,325	2,680,206
Carl Zeiss Meditec AG Bearer[a]	16,909	901,387
CECONOMY AG	59,401	775,031
comdirect bank AG	42,956	598,497
Commerzbank AGb	340,205	4,662,726
Continental AG	33,293	8,451,181
Covestro AGc	37,009	3,550,839
CTS Eventim AG & Co. KGaA	20,192	834,114
Daimler AG Registered	291,847	24,237,683
Deutsche Bank AG Registered	644,064	10,466,717
Deutsche Boerse AG	60,049	6,203,528
Deutsche Euroshop AG	19,321	703,938
Deutsche Lufthansa AG Registered	84,170	2,686,675
Deutsche Pfandbriefbank AGc	42,875	615,600
Deutsche Post AG Registered	307,863	14,101,920
Deutsche Telekom AG Registered	997,931	18,182,120
Deutsche Wohnen SE Bearer	116,829	4,976,494
DEUTZ AG	77,179	654,542
Dialog Semiconductor PLC[b]	29,042	1,442,955
Diebold Nixdorf AG	5,960	499,209
DMG Mori AG	15,444	894,357
Drillisch AG	16,648	1,171,403
Duerr AGa	9,092	1,253,531
E.ON SE	699,159	8,250,735
ElringKlinger AGa	22,484	391,188
Evonik Industries AG	47,416	1,727,822
Evotec AGa,b	59,362	1,245,805
Fraport AG Frankfurt Airport Services Worldwide	13,511	1,282,151
Freenet AG	42,438	1,418,133
Fresenius Medical Care AG & Co. KGaA	65,805	6,364,274
Fresenius SE & Co. KGaA	127,884	10,683,245
GEA Group AG	56,530	2,726,052
Gerresheimer AG	12,040	957,134
Grand City Properties SA	44,643	956,926
GRENKE AGa	13,225	1,294,297
Hamborner REIT AG	92,110	974,960
Hamburger Hafen und Logistik AG	29,645	946,257
Hannover Rueck SE	17,868	2,240,770
HeidelbergCement AG	44,549	4,539,462

Security	Shares	Value
Heidelberger Druckmaschinen AGa,b	172,931	$688,979
Henkel AG & Co. KGaA	35,117	4,426,413
HOCHTIEF AGa	6,765	1,193,954
HUGO BOSS AG	20,039	1,793,786
Indus Holding AG	13,318	932,905
Infineon Technologies AG	377,424	10,334,680
Innogy SEc	47,660	2,218,084
K+S AG Registered[a]	60,295	1,462,410
KION Group AG	25,522	2,042,876
Kloeckner & Co. SE	37,100	436,951
Krones AGa	5,812	734,958
KWS Saat SE	1,450	611,989
Lanxess AG	28,678	2,241,038
LEG Immobilien AG	21,847	2,219,298
LEONI AG	11,980	795,219
Linde AGa	57,027	12,316,789
MAN SE	9,656	1,067,282
Merck KGaA	39,705	4,250,311
METRO AGb	49,788	950,919
MorphoSys AGa,b	10,263	891,430
MTU Aero Engines AG	16,734	2,821,796
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	46,840	10,479,449
Nemetschek SEa	10,138	905,020
Nordex SEa,b	29,050	300,312
NORMA Group SE	15,839	1,077,760
Osram Licht AG	30,605	2,341,708
PATRIZIA Immobilien AGa,b	26,528	559,668
Pfeiffer Vacuum Technology AG	4,205	675,274
ProSiebenSat.1 Media SE Registered	72,596	2,532,470
QIAGEN NVa	68,964	2,335,874
Rational AG	1,155	757,526
Rheinmetall AG	14,421	1,700,974
RHOEN-KLINIKUM AGa	24,259	846,403
Rocket Internet SEb,c	19,545	498,868
RTL Group SAb	12,646	938,278
RWE AGb	165,230	4,130,721
Salzgitter AGa	14,953	723,083
SAP SE	304,403	34,631,628
SGL Carbon SEa,b	33,148	520,734
Siemens AG Registered	237,543	33,898,898
Siltronic AGb	8,106	1,201,160
Software AG	19,555	995,740
STADA Arzneimittel AG	19,375	1,863,228
Stroeer SE & Co. KGaA[a]	10,777	689,251
Suedzucker AG	28,324	560,933
Symrise AGa	38,147	2,968,993
TAG Immobilien AG	65,929	1,134,011
Telefonica Deutschland Holding AG	213,766	1,086,503
thyssenkrupp AG	134,519	3,589,394
Uniper SE	76,672	2,154,375
United Internet AG Registered[e]	38,969	2,465,507
Volkswagen AG	10,561	1,961,104
Vonovia SE	146,976	6,465,255
Vossloh AGa,b	10,096	638,052
Wacker Chemie AG	5,852	913,176
Wirecard AGa	38,510	3,793,101
Zalando SEa,b,c	37,553	1,879,168
zooplus AGa,b	4,504	746,901

		477,130,361

85

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
GREECE — 0.08%
Alpha Bank AEb	452,638	$901,684
Eurobank Ergasias SAb	659,024	538,179
FF Group[b]	10,584	221,690
Hellenic Telecommunications Organization SA	77,106	916,211
JUMBO SA	38,156	613,408
Motor Oil Hellas Corinth Refineries SA	27,978	669,785
Mytilineos Holdings SAb	45,975	481,492
National Bank of Greece SAb	1,665,796	551,122
OPAP SA	72,184	808,953
Piraeus Bank SAb	94,597	272,196
Titan Cement Co. SA	18,913	456,517

		6,431,237
HONG KONG — 2.26%
AIA Group Ltd.	3,800,200	28,592,343
ASM Pacific Technology Ltd.	95,700	1,392,236
Bank of East Asia Ltd. (The)[a]	368,600	1,615,796
BOC Hong Kong Holdings Ltd.	1,180,000	5,618,832
Brightoil Petroleum Holdings Ltd.[a,b]	1,325,000	254,749
Cafe de Coral Holdings Ltd.	184,000	566,023
Champion REIT	737,000	531,840
China LNG Group Ltd.[a,b]	1,724,500	287,350
China Strategic Holdings Ltd.[a,b]	40,065,000	595,701
Chow Sang Sang Holdings International Ltd.	142,000	309,780
CK Asset Holdings Ltd.	836,388	6,877,168
CK Hutchison Holdings Ltd.	828,388	10,517,039
CK Infrastructure Holdings Ltd.[a]	204,500	1,779,788
CLP Holdings Ltd.	467,500	4,754,816
Dah Sing Banking Group Ltd.	210,400	465,470
Dah Sing Financial Holdings Ltd.	70,400	472,834
Esprit Holdings Ltd.[a,b]	724,150	438,103
First Pacific Co. Ltd./Hong Kong	743,000	565,693
Freeman FinTech Corp. Ltd.[b]	3,520,000	205,286
Galaxy Entertainment Group Ltd.	770,000	5,240,714
Giordano International Ltd.	886,000	500,815
Great Eagle Holdings Ltd.	97,000	533,999
Guotai Junan International Holdings Ltd.[a]	1,110,000	354,264
Haitong International Securities Group Ltd.[a]	918,000	520,080
Hang Lung Group Ltd.	295,000	1,036,043
Hang Lung Properties Ltd.	623,000	1,430,972
Hang Seng Bank Ltd.	238,900	5,655,724
Henderson Land Development Co. Ltd.	385,142	2,510,250
HK Electric Investments & HK Electric Investments Ltd.[a,c]	846,000	778,574
HKT Trust & HKT Ltd.	1,152,600	1,407,916
Hong Kong & China Gas Co. Ltd.[a]	2,674,787	5,067,209
Hong Kong Exchanges & Clearing Ltd.	365,300	10,169,853
Hongkong Land Holdings Ltd.	395,100	2,864,475
Hopewell Holdings Ltd.	171,500	658,364
Hysan Development Co. Ltd.	189,000	913,289
I-CABLE Communications Ltd.[b]	174,353	5,453
Jardine Matheson Holdings Ltd.	71,200	4,561,072
Jardine Strategic Holdings Ltd.	72,600	3,044,844
Johnson Electric Holdings Ltd.	150,250	605,676

Security	Shares	Value
Kerry Logistics Network Ltd.	277,500	$382,719
Kerry Properties Ltd.	229,500	1,032,512
Landing International Development Ltd.[b]	31,710,000	877,920
Li & Fung Ltd.	1,686,000	849,289
Link REIT	690,000	5,797,316
Luk Fook Holdings International Ltd.	143,000	604,860
Man Wah Holdings Ltd.	596,800	538,526
Melco International Development Ltd.	273,000	747,078
Melco Resorts & Entertainment Ltd. ADR	85,312	2,156,687
MGM China Holdings Ltd.[a]	356,800	803,987
Minth Group Ltd.	242,000	1,305,878
MTR Corp. Ltd.	456,000	2,641,852
New World Development Co. Ltd.	1,812,666	2,699,785
NewOcean Energy Holdings Ltd.[b]	1,074,000	273,944
NWS Holdings Ltd.[a]	544,000	1,100,300
Orient Overseas International Ltd.[a]	78,000	750,827
PCCW Ltd.	1,524,000	839,960
Power Assets Holdings Ltd.	403,500	3,496,193
Sa Sa International Holdings Ltd.[a]	910,000	330,090
Sands China Ltd.	772,800	3,640,237
Shangri-La Asia Ltd.[a]	438,000	871,307
Shun Tak Holdings Ltd.	1,152,000	496,132
Sino Land Co. Ltd.[a]	928,000	1,598,646
SJM Holdings Ltd.[a]	670,000	575,380
SmarTone Telecommunications Holdings Ltd.[a]	310,000	385,821
Sun Hung Kai Properties Ltd.	456,000	7,457,971
Swire Pacific Ltd. Class A	109,000	1,076,476
Swire Properties Ltd.	389,800	1,316,521
Techtronic Industries Co. Ltd.	456,500	2,676,930
Television Broadcasts Ltd.	99,700	376,984
Texwinca Holdings Ltd.[a]	562,000	339,283
Town Health International Medical Group Ltd.[a]	2,596,000	249,558
Value Partners Group Ltd.[a]	1,763,000	1,746,775
VTech Holdings Ltd.[a]	72,200	1,026,299
WH Group Ltd.[c]	2,630,500	2,663,610
Wharf Holdings Ltd. (The)	390,000	3,546,682
Wheelock & Co. Ltd.	266,000	1,851,342
Wynn Macau Ltd.	561,200	1,438,642
Xinyi Glass Holdings Ltd.	656,000	634,828
Yue Yuen Industrial Holdings Ltd.	257,500	986,856

		175,886,436
HUNGARY — 0.08%
Magyar Telekom Telecommunications PLC	148,125	257,066
MOL Hungarian Oil & Gas PLC	133,928	1,603,449
OTP Bank PLC	81,099	3,269,884
Richter Gedeon Nyrt	39,493	982,290

		6,112,689
INDIA — 2.25%
Adani Ports & Special Economic Zone Ltd.	269,778	1,792,446
Adani Power Ltd.[b]	677,178	342,399
Adani Transmissions Ltd.[b]	214,418	688,561
AIA Engineering Ltd.	22,367	475,372
Ambuja Cements Ltd.	279,432	1,214,429
Apollo Hospitals Enterprise Ltd.	40,049	642,150
Ashok Leyland Ltd.	538,085	1,089,940
Asian Paints Ltd.	108,360	1,975,520
Astral Polytechnik Ltd.	56,864	668,712
Aurobindo Pharma Ltd.	108,467	1,272,708

86

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Axis Bank Ltd.	526,065	$4,248,967
Bajaj Auto Ltd.	34,218	1,720,693
Bajaj Finance Ltd.	61,598	1,712,386
Bajaj Finserv Ltd.	17,183	1,329,183
Balkrishna Industries Ltd.	25,219	663,831
Bharat Forge Ltd.	86,078	927,876
Bharat Heavy Electricals Ltd.	324,277	490,637
Bharat Petroleum Corp. Ltd.	281,413	2,353,101
Bharti Airtel Ltd.	402,015	3,085,966
Bharti Infratel Ltd.	198,392	1,354,289
Bosch Ltd.	3,303	1,071,514
Cadila Healthcare Ltd.	93,563	727,241
Cipla Ltd.	135,985	1,317,624
Coal India Ltd.	285,413	1,262,235
Container Corp. of India Ltd.	28,049	598,623
Crompton Greaves Consumer Electricals Ltd.	199,466	681,041
Dabur India Ltd.	215,555	1,107,706
DCB Bank Ltd.	210,284	577,726
Divi’s Laboratories Ltd.	45,119	614,741
Dr. Reddy’s Laboratories Ltd.	38,080	1,427,546
Eicher Motors Ltd.	4,655	2,316,560
FDC Ltd./India	204,578	603,426
Federal Bank Ltd.	616,494	1,158,819
Finolex Cables Ltd.	76,687	728,376
GAIL (India) Ltd.	192,195	1,380,383
Gateway Distriparks Ltd.	121,566	496,709
Gillette India Ltd.	5,332	491,869
Glenmark Pharmaceuticals Ltd.	65,116	620,988
Godrej Consumer Products Ltd.	91,327	1,316,792
Grasim Industries Ltd.	122,685	2,324,284
Havells India Ltd.	111,728	836,176
HCL Technologies Ltd.	189,347	2,501,776
Hero Motocorp Ltd.	21,038	1,250,465
Hindalco Industries Ltd.	418,837	1,729,116
Hindustan Petroleum Corp. Ltd.	237,374	1,638,718
Hindustan Unilever Ltd.	208,875	3,990,542
Housing Development Finance Corp. Ltd.	478,891	12,623,787
ICICI Bank Ltd.	758,084	3,512,376
Idea Cellular Ltd.	502,435	720,244
IDFC Bank Ltd.	574,800	502,730
Indiabulls Housing Finance Ltd.	108,632	2,086,476
Indian Oil Corp. Ltd.	239,566	1,536,788
Info Edge India Ltd.	36,277	636,669
Infosys Ltd.	586,233	8,343,499
ITC Ltd.	1,126,020	4,619,079
Jammu & Kashmir Bank Ltd. (The)[b]	230,054	294,088
JSW Steel Ltd.	391,729	1,563,076
Jubilant Foodworks Ltd.	25,322	638,276
Karur Vysya Bank Ltd. (The)	265,980	521,109
Larsen & Toubro Ltd.	160,987	3,037,990
LIC Housing Finance Ltd.	126,707	1,171,191
Lupin Ltd.	78,857	1,251,619
Mahindra & Mahindra Financial Services Ltd.	132,405	882,376
Mahindra & Mahindra Ltd.	126,638	2,629,296
Marico Ltd.	181,580	883,773
Maruti Suzuki India Ltd.	37,157	4,710,507
MindTree Ltd.	62,712	464,401

Security	Shares	Value
Motherson Sumi Systems Ltd.	254,960	$1,437,542
NCC Ltd./India	379,140	637,156
Nestle India Ltd.	9,595	1,072,362
NTPC Ltd.	614,047	1,718,293
Oil & Natural Gas Corp. Ltd.	434,235	1,281,160
Page Industries Ltd.	3,047	938,791
Piramal Enterprises Ltd.	28,562	1,211,976
Power Finance Corp. Ltd.	277,783	597,198
Reliance Communications Ltd.[b]	900,711	237,793
Reliance Industries Ltd.	822,027	11,940,546
Reliance Infrastructure Ltd.	60,804	471,956
Rural Electrification Corp. Ltd.	282,972	756,674
Sadbhav Engineering Ltd.	111,145	542,673
Shree Cement Ltd.	4,012	1,172,569
Shriram Transport Finance Co. Ltd.	63,441	1,144,012
Siemens Ltd.	39,428	774,453
SRF Ltd.	16,495	430,143
State Bank of India	560,887	2,648,077
Strides Shasun Ltd.	27,585	352,972
Sun Pharmaceuticals Industries Ltd.	348,582	2,975,564
Symphony Ltd.	17,426	392,905
Tata Consultancy Services Ltd.	146,962	5,953,695
Tata Global Beverages Ltd.	238,489	835,634
Tata Motors Ltd.[b]	542,106	3,585,514
Tata Motors Ltd. Class Ab	85,382	317,490
Tata Power Co. Ltd.	547,399	717,512
Tata Steel Ltd.	107,755	1,170,858
Tech Mahindra Ltd.	171,831	1,278,826
Titan Co. Ltd.	138,430	1,357,665
Ultratech Cement Ltd.	33,512	2,277,059
United Spirits Ltd.[b]	25,630	1,207,420
UPL Ltd.	129,674	1,600,223
Vedanta Ltd.	530,264	2,716,763
Wipro Ltd.	439,400	1,994,798
Yes Bank Ltd.	531,060	2,576,538
Zee Entertainment Enterprises Ltd.	223,942	1,873,581

		175,647,903
INDONESIA — 0.52%
Adaro Energy Tbk PT	5,603,300	753,992
Astra International Tbk PT	6,414,200	3,783,491
Bank Central Asia Tbk PT	3,578,700	5,514,826
Bank Danamon Indonesia Tbk PT	1,305,800	491,029
Bank Mandiri Persero Tbk PT	6,180,600	3,212,773
Bank Negara Indonesia Persero Tbk PT	2,634,100	1,476,067
Bank Rakyat Indonesia Persero Tbk PT	3,552,100	4,085,733
Bank Tabungan Negara Persero Tbk PT	3,080,893	626,969
Bumi Serpong Damai Tbk PT	4,207,000	533,533
Charoen Pokphand Indonesia Tbk PT	2,689,300	654,355
Ciputra Development Tbk PT	6,346,296	566,195
Gudang Garam Tbk PT	170,400	879,484
Hanjaya Mandala Sampoerna Tbk PT	3,095,500	908,394
Indocement Tunggal Prakarsa Tbk PT	661,700	1,095,312
Indofood CBP Sukses Makmur Tbk PT	940,300	610,112
Indofood Sukses Makmur Tbk PT	1,416,600	856,488
Japfa Comfeed Indonesia Tbk PT	2,555,900	259,123
Jasa Marga Persero Tbk PT	1,145,238	548,870
Kalbe Farma Tbk PT	7,520,500	887,211
Lippo Karawaci Tbk PT	8,263,200	420,395
Matahari Department Store Tbk PT	993,400	629,916
Media Nusantara Citra Tbk PT	2,774,500	319,131

87

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Mitra Adiperkasa Tbk PT	672,000	$324,542
Perusahaan Gas Negara Persero Tbk PT	3,916,500	531,345
Semen Indonesia Persero Tbk PT	1,058,300	850,542
Summarecon Agung Tbk PT	5,149,700	392,991
Surya Citra Media Tbk PT	2,546,800	403,732
Telekomunikasi Indonesia Persero Tbk PT	16,066,300	4,773,986
Tower Bersama Infrastructure Tbk PT	1,182,300	592,785
Unilever Indonesia Tbk PT	470,700	1,721,417
United Tractors Tbk PT	645,600	1,650,594
XL Axiata Tbk PTb	1,552,700	386,959

		40,742,292
IRELAND — 0.35%
Bank of Ireland Group PLC[b]	283,863	2,224,857
C&C Group PLC	150,307	515,845
CRH PLC	257,658	9,716,136
Glanbia PLC	59,705	1,153,890
Hibernia REIT PLC	431,218	740,962
Irish Continental Group PLC	90,113	600,469
Kerry Group PLC Class A	48,665	4,901,048
Kingspan Group PLC	45,921	1,920,494
Origin Enterprises PLC	60,376	478,278
Paddy Power Betfair PLC	24,836	2,540,291
Smurfit Kappa Group PLC	72,639	2,166,716

		26,958,986
ISRAEL — 0.42%
Azrieli Group Ltd.	19,202	1,083,777
Bank Hapoalim BM	351,682	2,489,395
Bank Leumi Le-Israel BM	483,941	2,676,419
Bezeq The Israeli Telecommunication Corp. Ltd.	833,056	1,244,201
Caesarstone Ltd.[b]	12,369	350,043
Check Point Software Technologies Ltd.[a,b]	42,051	4,949,823
CyberArk Software Ltd.[a,b]	13,964	591,655
Delek Group Ltd.	2,806	460,533
Elbit Systems Ltd.	9,635	1,428,624
Frutarom Industries Ltd.	15,218	1,253,145
Gazit-Globe Ltd.	45,972	437,064
Israel Chemicals Ltd.	184,537	769,494
Israel Corp. Ltd. (The)[b]	1,772	330,642
Israel Discount Bank Ltd. Class Ab	410,858	1,091,303
Kenon Holdings Ltd./Singapore[b]	20,735	357,039
Mizrahi Tefahot Bank Ltd.	66,338	1,197,118
Nice Ltd.	22,019	1,815,059
Oil Refineries Ltd.	1,256,044	645,415
Orbotech Ltd.[b]	19,684	880,268
Paz Oil Co. Ltd.	4,456	727,794
SodaStream International Ltd.[a,b]	7,766	494,461
Strauss Group Ltd.	31,611	642,815
Taro Pharmaceutical Industries Ltd.[a,b]	7,255	815,607
Teva Pharmaceutical Industries Ltd. ADR	284,916	3,931,841
Tower Semiconductor Ltd.[b]	37,056	1,228,374
Wix.com Ltd.[a,b]	12,442	868,452

		32,760,361

Security	Shares	Value
ITALY — 1.79%
A2A SpA	619,140	$1,063,869
Anima Holding SpA[c]	107,240	815,788
Assicurazioni Generali SpA	392,393	7,149,329
Atlantia SpA	145,830	4,756,770
Autogrill SpA	63,803	834,696
Azimut Holding SpA	41,325	816,481
Banca Generali SpA	21,656	713,452
Banca Mediolanum SpA	87,266	743,647
Banca Monte dei Paschi di Siena SpA[a,b]	5,870	32,277
Banca Popolare di Sondrio SCPA[a]	210,601	833,664
Beni Stabili SpA SIIQ	708,955	627,682
BPER Banca	163,821	798,488
Brembo SpA	59,528	983,342
Buzzi Unicem SpA[a]	35,894	1,000,626
Cerved Information Solutions SpA	100,132	1,288,969
CIR-Compagnie Industriali Riunite SpA	288,540	433,614
CNH Industrial NV	327,427	4,184,354
Credito Emiliano SpA	51,326	449,936
Danieli & C Officine Meccaniche SpA	17,370	415,833
Davide Campari-Milano SpA	188,166	1,508,123
De’ Longhi SpA	23,778	779,760
DiaSorin SpA	8,610	783,360
Ei Towers SpA	11,856	693,345
Enel SpA	2,568,967	15,936,223
Eni SpA	773,092	12,644,613
ERG SpA	39,370	658,149
EXOR NV	35,752	2,292,793
Ferrari NV	40,539	4,859,546
Fiat Chrysler Automobiles NVb	342,489	5,920,901
FinecoBank Banca Fineco SpA	157,845	1,476,569
GEDI Gruppo Editoriale SpA[b]	797,399	709,702
Hera SpA	342,595	1,102,331
Interpump Group SpA[a]	30,774	1,036,428
Intesa Sanpaolo SpA	3,942,428	13,254,622
Iren SpA	335,755	923,867
Italgas SpA	211,470	1,235,455
Leonardo SpA	31,881	550,783
Luxottica Group SpA	54,725	3,139,143
Mediaset SpA[a,b]	172,217	632,769
Mediobanca SpA	184,481	2,022,314
Moncler SpA	64,751	1,839,024
Piaggio & C SpA	221,150	723,421
Poste Italiane SpA[c]	199,930	1,461,500
Prysmian SpA	66,379	2,288,915
Recordati SpA	38,028	1,768,042
Saipem SpA[a,b]	190,413	800,332
Salvatore Ferragamo SpA	21,293	559,111
Snam SpA	758,356	3,874,797
Societa Cattolica di Assicurazioni SC	74,803	810,854
Societa Iniziative Autostradali e Servizi SpA	46,008	783,052
Telecom Italia SpA/Milano[b]	3,700,908	3,211,972
Tenaris SA	147,812	2,023,274
Terna Rete Elettrica Nazionale SpA	489,393	2,953,213
Tod’s SpA[a]	6,499	432,305
UniCredit SpA[b]	626,749	11,996,056
Unione di Banche Italiane SpA[a]	333,526	1,566,598
Unipol Gruppo SpA	163,455	737,675
UnipolSai Assicurazioni SpA	391,932	893,073

88

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Yoox Net-A-Porter Group SpA[a,b]	21,504	$804,140

		139,630,967
JAPAN — 17.07%
77 Bank Ltd. (The)	25,400	641,315
ABC-Mart Inc.	11,200	563,795
Acom Co. Ltd.[a,b]	135,600	560,873
Activia Properties Inc.	209	818,490
Adastria Co. Ltd.	12,100	262,807
ADEKA Corp.	40,400	694,014
Advance Residence Investment Corp.	409	962,120
Advantest Corp.	55,300	1,250,248
Aeon Co. Ltd.	178,000	2,742,137
Aeon Delight Co. Ltd.	15,800	588,172
AEON Financial Service Co. Ltd.	38,500	822,314
Aeon Mall Co. Ltd.	43,400	769,612
Aica Kogyo Co. Ltd.	26,400	917,715
Aichi Bank Ltd. (The)	7,700	472,991
Aiful Corp.[a,b]	138,000	477,286
Ain Holdings Inc.	9,700	661,577
Air Water Inc.	49,700	946,500
Aisin Seiki Co. Ltd.	55,800	2,867,834
Ajinomoto Co. Inc.	168,000	3,365,766
Alfresa Holdings Corp.	58,400	1,110,643
Alps Electric Co. Ltd.	64,400	1,952,460
Amada Holdings Co. Ltd.	110,600	1,363,642
Amano Corp.	31,500	771,214
ANA Holdings Inc.	45,600	1,744,061
Anritsu Corp.	66,700	623,973
Aoyama Trading Co. Ltd.	16,100	595,089
Aozora Bank Ltd.	30,100	1,172,160
Arcs Co. Ltd.	20,800	463,849
Ariake Japan Co. Ltd.	11,000	839,303
Asahi Diamond Industrial Co. Ltd.	80,300	775,934
Asahi Glass Co. Ltd.	62,900	2,452,231
Asahi Group Holdings Ltd.	122,400	5,559,328
Asahi Intecc Co. Ltd.[a]	18,800	1,085,347
Asahi Kasei Corp.	409,000	4,927,581
Asatsu-DK Inc.	21,400	704,356
Asics Corp.	57,000	866,312
Astellas Pharma Inc.	666,000	8,841,512
Avex Group Holdings Inc.	39,700	547,128
Awa Bank Ltd. (The)	85,000	573,000
Azbil Corp.	26,200	1,139,030
Bandai Namco Holdings Inc.	65,800	2,243,906
Bank of Kyoto Ltd. (The)	19,200	1,000,299
Bank of Nagoya Ltd. (The)	13,000	515,973
Benesse Holdings Inc.	23,000	776,247
Bic Camera Inc.	46,300	567,188
Bridgestone Corp.	201,800	9,572,314
Brother Industries Ltd.	79,600	1,918,722
Calbee Inc.[a]	27,500	923,282
Canon Electronics Inc.	35,400	792,551
Canon Inc.	324,400	12,113,255
Canon Marketing Japan Inc.	17,200	431,097
Capcom Co. Ltd.	18,100	457,318

Security	Shares	Value
Casio Computer Co. Ltd.	187,900	$2,758,226
Central Glass Co. Ltd.	22,800	507,046
Central Japan Railway Co.	44,400	8,037,560
Chiba Bank Ltd. (The)	222,000	1,684,098
Chiyoda Co. Ltd.	14,900	380,138
Chiyoda Corp.[a]	76,000	447,452
Chubu Electric Power Co. Inc.	204,000	2,615,753
Chugai Pharmaceutical Co. Ltd.	71,200	3,383,613
Chugoku Bank Ltd. (The)	51,700	733,892
Chugoku Electric Power Co. Inc. (The)	86,100	955,488
Ci:z Holdings Co. Ltd.	16,900	620,197
Citizen Watch Co. Ltd.	107,300	781,874
Coca-Cola Bottlers Japan Inc.	38,475	1,337,466
Cocokara fine Inc.	9,400	521,992
COLOPL Inc.[a]	24,400	269,703
Colowide Co. Ltd.[a]	36,700	686,328
COMSYS Holdings Corp.	34,900	878,720
Concordia Financial Group Ltd.	392,300	2,054,198
COOKPAD Inc.[a]	45,000	300,185
Cosmo Energy Holdings Co. Ltd.	27,200	619,977
Cosmos Pharmaceutical Corp.	3,400	705,852
Credit Saison Co. Ltd.	48,100	962,593
CyberAgent Inc.	35,400	1,090,381
CYBERDYNE Inc.[a,b]	38,500	507,551
Dai Nippon Printing Co. Ltd.	76,600	1,823,489
Dai-ichi Life Holdings Inc.	340,700	6,423,918
Daicel Corp.	89,200	1,103,716
Daido Steel Co. Ltd.	11,000	692,159
Daifuku Co. Ltd.	34,400	1,668,081
Daiichi Sankyo Co. Ltd.	168,200	3,848,632
Daiichikosho Co. Ltd.	12,100	568,635
Daikin Industries Ltd.	78,600	8,625,733
Daikyo Inc.	14,700	281,632
Daio Paper Corp.[a]	37,000	442,190
Daiseki Co. Ltd.	24,800	608,924
Daishi Bank Ltd. (The)	11,500	559,667
Daito Trust Construction Co. Ltd.	22,000	3,840,271
Daiwa House Industry Co. Ltd.	177,300	6,459,755
Daiwa House REIT Investment Corp.	424	988,823
Daiwa Office Investment Corp.	112	544,082
Daiwa Securities Group Inc.	475,000	2,949,991
DCM Holdings Co. Ltd.	44,400	406,372
DeNA Co. Ltd.	34,300	802,034
Denka Co. Ltd.	31,000	1,027,150
Denso Corp.	149,300	8,135,753
Dentsu Inc.	68,600	2,912,919
DIC Corp.	26,900	991,912
Disco Corp.	10,100	2,322,564
DMG Mori Co. Ltd.	41,300	823,601
Don Quijote Holdings Co. Ltd.	37,100	1,545,969
Doutor Nichires Holdings Co. Ltd.	24,700	585,166
Dowa Holdings Co. Ltd.	20,600	862,035
Duskin Co. Ltd.	24,900	679,310
DyDo Group Holdings Inc.	12,000	587,169
Earth Chemical Co. Ltd.	12,700	594,597
East Japan Railway Co.	101,800	9,827,915
Ebara Corp.	31,600	1,129,068
Eisai Co. Ltd.	80,200	4,444,420
Electric Power Development Co. Ltd.	46,000	1,151,720
Exedy Corp.	19,400	577,066
Ezaki Glico Co. Ltd.	14,900	824,791
FamilyMart UNY Holdings Co. Ltd.	26,600	1,507,560

89

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Fancl Corp.	20,700	$543,232
FANUC Corp.	60,600	14,063,381
Fast Retailing Co. Ltd.	16,900	5,593,672
FCC Co. Ltd.	16,900	404,839
Frontier Real Estate Investment Corp.	149	584,172
Fuji Co. Ltd./Ehime	16,400	387,232
Fuji Electric Co. Ltd.	196,000	1,409,241
Fuji Machine Manufacturing Co. Ltd.	30,800	586,292
Fuji Seal International Inc.[a]	25,900	846,770
Fuji Soft Inc.	17,800	538,089
FUJIFILM Holdings Corp.	127,000	5,170,307
Fujikura Ltd.	94,000	812,356
Fujitsu General Ltd.	22,800	434,009
Fujitsu Ltd.	630,000	4,870,122
Fukuoka Financial Group Inc.	223,000	1,140,218
Furukawa Electric Co. Ltd.	23,000	1,392,590
Fuyo General Lease Co. Ltd.	8,800	572,314
Global One Real Estate Investment Corp.	174	572,701
Glory Ltd.	19,900	739,048
GLP J-REIT	832	835,441
GMO Internet Inc.	30,300	464,780
GMO Payment Gateway Inc.	7,700	561,084
Gree Inc.	52,200	352,349
GS Yuasa Corp.	149,000	743,492
GungHo Online Entertainment Inc.[a]	167,300	449,058
Gunma Bank Ltd. (The)	123,100	786,505
Gunze Ltd.	12,500	566,532
Hachijuni Bank Ltd. (The)	128,500	798,390
Hakuhodo DY Holdings Inc.	77,900	1,070,157
Hamamatsu Photonics KK	47,200	1,518,226
Hankyu Hanshin Holdings Inc.	74,200	2,876,450
Hanwa Co. Ltd.	17,300	652,385
Haseko Corp.	94,800	1,368,230
Hazama Ando Corp.	89,600	727,019
Heiwa Corp.	23,300	428,353
Heiwa Real Estate Co. Ltd.	35,500	615,150
Heiwa Real Estate REIT Inc.	2,027	1,634,016
Hikari Tsushin Inc.	6,900	890,205
Hino Motors Ltd.	86,800	1,108,394
Hirose Electric Co. Ltd.	10,500	1,569,964
Hiroshima Bank Ltd. (The)	89,000	747,215
HIS Co. Ltd.	15,700	524,347
Hisamitsu Pharmaceutical Co. Inc.	19,200	1,052,680
Hitachi Capital Corp.	19,400	470,701
Hitachi Chemical Co. Ltd.	37,900	1,072,327
Hitachi Construction Machinery Co. Ltd.	39,400	1,340,148
Hitachi High-Technologies Corp.	23,900	991,714
Hitachi Kokusai Electric Inc.	24,000	662,149
Hitachi Ltd.	1,535,000	12,117,355
Hitachi Metals Ltd.	68,200	877,483
Hitachi Zosen Corp.	102,800	539,196
Hogy Medical Co. Ltd.	8,800	601,743
Hokkaido Electric Power Co. Inc.[b]	83,200	652,391
Hokkoku Bank Ltd. (The)	13,000	591,481
Hokuetsu Kishu Paper Co. Ltd.	53,700	342,625
Hokuhoku Financial Group Inc.	40,900	669,129
Hokuriku Electric Power Co.[a]	64,700	569,392

Security	Shares	Value
Hokuto Corp.	38,100	$663,221
Honda Motor Co. Ltd.	530,600	16,450,795
Horiba Ltd.	15,800	933,011
Hoshizaki Corp.	17,900	1,687,134
House Foods Group Inc.	23,100	684,076
Hoya Corp.	125,100	6,758,681
Hulic Co. Ltd.	94,500	968,868
Hyakugo Bank Ltd. (The)	109,000	507,445
Hyakujushi Bank Ltd. (The)	132,000	476,283
Ibiden Co. Ltd.	39,200	649,596
IBJ Leasing Co. Ltd.	25,400	660,092
Idemitsu Kosan Co. Ltd.	44,600	1,293,294
IHI Corp.	50,000	1,788,700
Iida Group Holdings Co. Ltd.	51,400	979,780
Inaba Denki Sangyo Co. Ltd.	16,100	703,481
Industrial & Infrastructure Fund Investment Corp.	149	607,775
Inpex Corp.	287,100	3,043,316
Internet Initiative Japan Inc.	20,600	430,202
Invincible Investment Corp.	1,345	545,670
Isetan Mitsukoshi Holdings Ltd.[a]	104,900	1,133,655
Isuzu Motors Ltd.	298,000	4,323,268
Ito EN Ltd.	18,300	638,559
ITOCHU Corp.	468,600	8,157,096
Itochu Techno-Solutions Corp.	19,100	739,593
Itoham Yonekyu Holdings Inc.	49,900	474,715
Iwatani Corp.	18,800	564,182
Iyo Bank Ltd. (The)	77,200	660,375
Izumi Co. Ltd.	13,800	712,893
J Front Retailing Co. Ltd.	79,200	1,162,594
Jaccs Co. Ltd.	15,000	372,921
Jafco Co. Ltd.	15,900	779,398
Japan Airlines Co. Ltd.	41,900	1,427,026
Japan Airport Terminal Co. Ltd.	18,700	659,923
Japan Aviation Electronics Industry Ltd.	24,000	435,941
Japan Excellent Inc.	466	547,487
Japan Exchange Group Inc.	165,900	2,965,264
Japan Hotel REIT Investment Corp.	1,392	919,996
Japan Logistics Fund Inc.	336	603,221
Japan Post Bank Co. Ltd.	96,200	1,211,495
Japan Post Holdings Co. Ltd.	490,600	5,647,318
Japan Prime Realty Investment Corp.	262	842,744
Japan Real Estate Investment Corp.	375	1,755,698
Japan Rental Housing Investments Inc.	865	598,337
Japan Retail Fund Investment Corp.	771	1,366,535
Japan Securities Finance Co. Ltd.	129,700	723,663
Japan Steel Works Ltd. (The)[a]	24,700	622,771
Japan Tobacco Inc.	334,100	11,017,097
JFE Holdings Inc.	166,500	3,545,983
JGC Corp.	60,600	1,007,422
JSR Corp.	60,100	1,157,254
JTEKT Corp.	75,500	1,233,195
Juroku Bank Ltd. (The)	13,900	466,065
JVC Kenwood Corp.	184,600	576,723
JXTG Holdings Inc.	1,080,100	5,543,556
K’s Holdings Corp.	24,700	564,733
Kadokawa Dwango[a,b]	29,118	334,410
Kagome Co. Ltd.	29,000	962,158
Kajima Corp.	295,000	3,045,279
Kakaku.com Inc.	48,600	664,224
Kaken Pharmaceutical Co. Ltd.	12,200	616,281
Kamigumi Co. Ltd.	42,600	1,014,107
Kanamoto Co. Ltd.	14,600	476,045

90

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Kaneka Corp.	101,000	$828,408
Kanematsu Corp.	62,200	813,423
Kansai Electric Power Co. Inc. (The)	230,100	3,133,677
Kansai Paint Co. Ltd.	65,600	1,678,247
Kao Corp.	154,100	9,270,682
Kawasaki Heavy Industries Ltd.	49,000	1,694,711
Kawasaki Kisen Kaisha Ltd.[a,b]	28,700	745,599
KDDI Corp.	565,000	15,036,170
Keihan Holdings Co. Ltd.	30,200	919,581
Keihin Corp.	34,200	623,925
Keikyu Corp.	79,500	1,636,456
Keio Corp.	35,400	1,535,880
Keisei Electric Railway Co. Ltd.	46,700	1,401,452
Keiyo Bank Ltd. (The)	110,000	534,366
Kenedix Inc.	129,400	752,736
Kenedix Office Investment Corp.	135	724,721
Kewpie Corp.	34,100	846,873
Keyence Corp.	30,900	17,085,690
Kikkoman Corp.	42,500	1,451,201
Kinden Corp.	46,900	788,339
Kintetsu Group Holdings Co. Ltd.	50,700	1,940,905
Kirin Holdings Co. Ltd.	272,900	6,495,275
Kisoji Co. Ltd.	30,600	736,253
Kissei Pharmaceutical Co. Ltd.	16,800	460,547
Kiyo Bank Ltd. (The)	31,600	540,062
Kobayashi Pharmaceutical Co. Ltd.	17,500	1,007,216
Kobe Steel Ltd.[a,b]	100,400	839,391
Koito Manufacturing Co. Ltd.	36,700	2,435,255
Kokuyo Co. Ltd.	38,400	685,340
Komatsu Ltd.	294,100	9,568,668
Komeri Co. Ltd.	13,800	411,097
Konami Holdings Corp.	31,900	1,544,046
Konica Minolta Inc.	155,500	1,352,055
Kose Corp.	10,700	1,292,889
Kubota Corp.	336,500	6,282,538
Kuraray Co. Ltd.	115,200	2,253,715
Kureha Corp.	11,200	655,461
Kurita Water Industries Ltd.	35,500	1,121,579
KYB Corp.	9,700	625,724
Kyocera Corp.	99,400	6,598,382
KYORIN Holdings Inc.	19,700	402,911
Kyowa Exeo Corp.	32,900	712,549
Kyowa Hakko Kirin Co. Ltd.	82,100	1,508,623
Kyudenko Corp.	16,600	731,902
Kyushu Electric Power Co. Inc.	144,400	1,639,321
Kyushu Financial Group Inc.	111,700	704,822
Kyushu Railway Co.	50,300	1,604,660
Lawson Inc.	15,600	1,015,929
Leopalace21 Corp.	98,000	727,906
LINE Corp.[a,b]	17,800	730,767
Lintec Corp.	20,700	572,014
Lion Corp.	74,400	1,424,751
LIXIL Group Corp.	84,400	2,309,989
M3 Inc.	70,400	2,090,997
Mabuchi Motor Co. Ltd.	17,500	910,191
Makino Milling Machine Co. Ltd.	67,000	626,190
Makita Corp.	71,500	2,988,867

Security	Shares	Value
Mandom Corp.	26,600	$790,064
Marubeni Corp.	494,300	3,291,708
Maruha Nichiro Corp.	20,300	624,382
Marui Group Co. Ltd.	61,000	926,032
Maruichi Steel Tube Ltd.	19,400	589,017
Matsui Securities Co. Ltd.	52,800	440,968
Matsumotokiyoshi Holdings Co. Ltd.	14,100	1,010,068
Mazda Motor Corp.	176,000	2,512,294
McDonald’s Holdings Co. Japan Ltd.	25,100	1,075,746
MCUBS MidCity Investment Corp.	153	506,948
Mebuki Financial Group Inc.	314,550	1,301,052
Medipal Holdings Corp.	54,400	1,004,411
Megachips Corp.	12,500	409,223
MEGMILK SNOW BRAND Co. Ltd.	20,500	571,900
Meidensha Corp.	179,000	702,579
MEIJI Holdings Co. Ltd.	37,800	3,080,419
Meitec Corp.	15,400	749,468
MINEBEA MITSUMI Inc.	127,772	2,318,629
Miraca Holdings Inc.	18,300	848,728
Mirait Holdings Corp.	37,700	489,042
Misawa Homes Co. Ltd.	61,500	543,936
MISUMI Group Inc.	91,400	2,493,532
Mitsubishi Chemical Holdings Corp.	459,200	4,758,497
Mitsubishi Corp.	463,000	10,791,653
Mitsubishi Electric Corp.	610,800	10,382,471
Mitsubishi Estate Co. Ltd.	399,700	7,195,163
Mitsubishi Gas Chemical Co. Inc.	62,700	1,522,391
Mitsubishi Heavy Industries Ltd.	99,600	3,873,382
Mitsubishi Logistics Corp.	18,000	463,346
Mitsubishi Materials Corp.	38,400	1,449,758
Mitsubishi Motors Corp.	211,100	1,673,863
Mitsubishi Tanabe Pharma Corp.	69,700	1,529,806
Mitsubishi UFJ Financial Group Inc.	3,761,700	25,242,421
Mitsubishi UFJ Lease & Finance Co. Ltd.	161,410	843,770
Mitsui & Co. Ltd.	512,200	7,613,357
Mitsui Chemicals Inc.	59,000	1,806,917
Mitsui Engineering & Shipbuilding Co. Ltd.	35,600	462,114
Mitsui Fudosan Co. Ltd.	283,200	6,544,779
Mitsui Mining & Smelting Co. Ltd.	20,800	1,074,505
Mitsui OSK Lines Ltd.	38,900	1,181,070
Miura Co. Ltd.	33,400	780,401
Mixi Inc.	17,100	830,696
Mizuho Financial Group Inc.	7,954,000	14,342,820
MonotaRO Co. Ltd.[a]	24,600	673,291
Mori Hills REIT Investment Corp.	544	634,818
Mori Trust Sogo REIT Inc.	379	540,666
Morinaga & Co. Ltd./Japan	14,300	814,230
Morinaga Milk Industry Co. Ltd.	32,600	1,250,867
MOS Food Services Inc.	23,800	726,797
MS&AD Insurance Group Holdings Inc.	150,700	5,086,108
Murata Manufacturing Co. Ltd.	61,200	9,527,660
Musashi Seimitsu Industry Co. Ltd.	19,000	601,118
Musashino Bank Ltd. (The)	17,700	570,114
Nabtesco Corp.	39,200	1,548,957
Nachi-Fujikoshi Corp.	89,000	543,571
Nagase & Co. Ltd.	45,300	765,033
Nagoya Railroad Co. Ltd.	53,800	1,204,499
Nankai Electric Railway Co. Ltd.	34,200	880,658
Nanto Bank Ltd. (The)	16,200	454,792
NEC Corp.	75,500	2,059,755
NEC Networks & System Integration Corp.	23,000	569,586
NET One Systems Co. Ltd.	59,100	728,673

91

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Nexon Co. Ltd.[b]	66,700	$1,784,458
NGK Insulators Ltd.	87,500	1,713,346
NGK Spark Plug Co. Ltd.	62,100	1,398,521
NH Foods Ltd.	57,000	1,635,308
NHK Spring Co. Ltd.	72,600	822,924
Nichi-Iko Pharmaceutical Co. Ltd.[a]	27,900	431,157
Nichias Corp.	52,000	674,998
NichiiGakkan Co. Ltd.	43,700	448,037
Nichirei Corp.	42,400	1,086,586
Nidec Corp.	75,800	10,002,825
Nifco Inc./Japan	14,200	924,756
Nihon Kohden Corp.	27,800	614,815
Nihon M&A Center Inc.	25,500	1,214,072
Nikkon Holdings Co. Ltd.	30,000	764,587
Nikon Corp.	105,900	1,997,216
Nintendo Co. Ltd.	35,900	13,838,071
Nippon Accommodations Fund Inc.	192	740,931
Nippon Building Fund Inc.	400	1,929,068
Nippon Electric Glass Co. Ltd.	27,900	1,130,683
Nippon Express Co. Ltd.	26,900	1,697,377
Nippon Flour Mills Co. Ltd.	33,600	513,625
Nippon Kayaku Co. Ltd.	54,000	854,457
Nippon Light Metal Holdings Co. Ltd.	278,100	812,542
Nippon Paint Holdings Co. Ltd.	53,800	1,884,397
Nippon Paper Industries Co. Ltd.	34,700	688,931
Nippon Prologis REIT Inc.	518	1,088,607
Nippon Sheet Glass Co. Ltd.[b]	50,200	399,815
Nippon Shinyaku Co. Ltd.	17,500	1,235,149
Nippon Shokubai Co. Ltd.	9,400	703,987
Nippon Soda Co. Ltd.	68,000	423,092
Nippon Steel & Sumitomo Metal Corp.	242,400	5,761,880
Nippon Suisan Kaisha Ltd.	105,000	637,596
Nippon Telegraph & Telephone Corp.	211,000	10,162,836
Nippon Yusen KKb	48,400	1,015,024
Nipro Corp.	51,400	745,917
Nishi-Nippon Financial Holdings Inc.	47,200	545,398
Nishi-Nippon Railroad Co. Ltd.	25,000	665,537
Nishimatsu Construction Co. Ltd.	23,000	692,247
Nishimatsuya Chain Co. Ltd.	41,900	460,188
Nissan Chemical Industries Ltd.	39,200	1,454,088
Nissan Motor Co. Ltd.	698,500	6,752,638
Nissan Shatai Co. Ltd.	36,300	384,308
Nissha Co. Ltd.[a]	15,200	485,576
Nisshin OilliO Group Ltd. (The)	19,200	629,411
Nisshin Seifun Group Inc.	55,000	962,730
Nisshin Steel Co. Ltd.	23,600	341,860
Nisshinbo Holdings Inc.	49,500	589,835
Nissin Foods Holdings Co. Ltd.	17,500	1,098,081
Nissin Kogyo Co. Ltd.	30,600	563,365
Nitori Holdings Co. Ltd.	25,900	3,750,634
Nitto Boseki Co. Ltd.	16,200	542,471
Nitto Denko Corp.	52,900	4,890,561
Nitto Kogyo Corp.	44,900	765,785
NOF Corp.	27,000	774,619
NOK Corp.	32,400	788,971
Nomura Holdings Inc.	1,152,700	6,581,640
Nomura Real Estate Holdings Inc.	40,800	892,623

Security	Shares	Value
Nomura Real Estate Master Fund Inc.	1,150	$1,438,133
Nomura Research Institute Ltd.	43,740	1,841,907
Noritz Corp.	16,600	303,863
North Pacific Bank Ltd.	138,200	460,950
NSK Ltd.	135,800	1,930,098
NTN Corp.	175,000	840,887
NTT Data Corp.	198,700	2,302,982
NTT DOCOMO Inc.	422,400	10,189,197
NTT Urban Development Corp.	43,700	449,576
Obayashi Corp.	207,600	2,703,934
Obic Co. Ltd.	23,200	1,525,161
Odakyu Electric Railway Co. Ltd.	89,300	1,736,804
Ogaki Kyoritsu Bank Ltd. (The)	15,200	431,400
Oiles Corp.	34,600	677,810
Oita Bank Ltd. (The)	18,000	723,137
Oji Holdings Corp.	291,000	1,695,345
Okasan Securities Group Inc.	102,000	622,969
Oki Electric Industry Co. Ltd.	37,500	520,769
Okinawa Electric Power Co. Inc. (The)	22,200	505,034
OKUMA Corp.	12,400	754,061
Okumura Corp.	17,600	671,442
Olympus Corp.	92,900	3,425,601
Omron Corp.	63,000	3,504,004
Ono Pharmaceutical Co. Ltd.	132,500	3,028,855
Oracle Corp. Japan	14,000	1,176,626
Orient Corp.[a]	149,600	240,929
Oriental Land Co. Ltd./Japan	69,300	5,521,801
ORIX Corp.	410,500	7,003,030
Orix JREIT Inc.	697	957,509
Osaka Gas Co. Ltd.	107,600	2,072,363
OSG Corp.[a]	35,000	754,026
Otsuka Corp.	20,500	1,389,158
Otsuka Holdings Co. Ltd.	119,900	4,993,107
Pacific Metals Co. Ltd.[a,b]	14,700	437,908
Panasonic Corp.	699,900	10,474,170
Paramount Bed Holdings Co. Ltd.	9,800	429,930
Park24 Co. Ltd.	39,800	917,330
Penta-Ocean Construction Co. Ltd.	126,300	830,292
PeptiDream Inc.[a,b]	26,400	834,076
Persol Holdings Co. Ltd.	58,000	1,430,221
Pigeon Corp.	40,600	1,430,987
Pilot Corp.	18,100	909,540
Pioneer Corp.[a,b]	216,100	416,491
Pola Orbis Holdings Inc.	33,500	1,061,339
Premier Investment Corp.	629	555,212
Press Kogyo Co. Ltd.	109,000	606,248
Rakuten Inc.	300,900	3,201,515
Recruit Holdings Co. Ltd.	362,000	8,843,721
Relia Inc.	34,900	409,107
Relo Group Inc.	46,800	1,155,688
Rengo Co. Ltd.	74,200	483,870
Resona Holdings Inc.	689,100	3,688,380
Resorttrust Inc.	34,100	667,715
Ricoh Co. Ltd.	215,900	1,987,428
Ricoh Leasing Co. Ltd.	17,000	608,906
Rinnai Corp.	10,300	878,351
Rohm Co. Ltd.	32,500	2,991,728
Rohto Pharmaceutical Co. Ltd.	33,600	772,064
Royal Holdings Co. Ltd.	31,200	803,957
Ryohin Keikaku Co. Ltd.	7,800	2,292,704
Ryosan Co. Ltd.	16,100	649,639
Saizeriya Co. Ltd.	16,200	498,275

92

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
San-in Godo Bank Ltd. (The)	60,800	$554,332
Sangetsu Corp.	31,700	580,548
Sankyo Co. Ltd.	9,800	315,225
Sankyo Tateyama Inc.	40,100	582,285
Sankyu Inc.	23,100	951,404
Sanrio Co. Ltd.[a]	20,700	341,751
Santen Pharmaceutical Co. Ltd.	117,000	1,852,354
Sanwa Holdings Corp.	80,300	1,002,778
Sapporo Holdings Ltd.	23,100	727,783
Sawai Pharmaceutical Co. Ltd.	11,800	667,729
SBI Holdings Inc./Japan	69,400	1,086,532
SCREEN Holdings Co. Ltd.	14,700	1,139,725
SCSK Corp.	19,800	848,596
Secom Co. Ltd.	64,100	4,838,385
Sega Sammy Holdings Inc.	54,400	760,729
Seibu Holdings Inc.	61,300	1,089,190
Seiko Epson Corp.	89,600	2,125,861
Seino Holdings Co. Ltd.	52,400	759,507
Sekisui Chemical Co. Ltd.	132,100	2,645,953
Sekisui House Ltd.	178,800	3,321,718
Sekisui House Residential Investment Corp.	568	555,353
Senshu Ikeda Holdings Inc.	142,700	547,542
Seria Co. Ltd.	15,300	869,823
Seven & i Holdings Co. Ltd.	235,700	9,483,591
Seven Bank Ltd.	209,500	770,668
Sharp Corp./Japan[a,b]	48,600	1,533,319
Shiga Bank Ltd. (The)	108,000	614,943
Shikoku Electric Power Co. Inc.	62,300	810,344
Shimachu Co. Ltd.	18,400	517,363
Shimadzu Corp.	84,500	1,746,071
Shimamura Co. Ltd.	7,200	799,648
Shimano Inc.	23,900	3,253,833
Shimizu Corp.	170,400	1,992,974
Shin-Etsu Chemical Co. Ltd.	122,200	12,808,255
Shinko Electric Industries Co. Ltd.	67,600	514,600
Shinmaywa Industries Ltd.	50,000	487,987
Shinsei Bank Ltd.	50,900	851,544
Shionogi & Co. Ltd.	93,100	4,987,237
Ship Healthcare Holdings Inc.	21,400	665,748
Shiseido Co. Ltd.	123,100	5,062,451
Shizuoka Bank Ltd. (The)	158,000	1,525,354
SHO-BOND Holdings Co. Ltd.	11,800	722,767
Showa Corp.	41,700	542,764
Showa Denko KK	45,900	1,524,883
Showa Shell Sekiyu KK	61,500	720,919
SKY Perfect JSAT Holdings Inc.	73,100	337,098
SMC Corp./Japan	18,200	6,925,706
SoftBank Group Corp.	258,800	22,654,964
Sohgo Security Services Co. Ltd.	24,700	1,182,505
Sojitz Corp.	713,400	2,140,891
Sompo Holdings Inc.	113,800	4,545,791
Sony Corp.	401,300	15,585,117
Sony Financial Holdings Inc.	60,400	992,935
Sosei Group Corp.[a,b]	6,300	575,499
Sotetsu Holdings Inc.	33,100	849,711
Square Enix Holdings Co. Ltd.	32,500	1,307,093
Stanley Electric Co. Ltd.	48,100	1,763,060

Security	Shares	Value
Start Today Co. Ltd.	64,600	$1,756,702
Subaru Corp.	194,200	6,644,809
Sugi Holdings Co. Ltd.	12,700	643,774
Sumco Corp.	79,600	1,728,181
Sumitomo Bakelite Co. Ltd.	93,000	752,152
Sumitomo Chemical Co. Ltd.	514,000	3,591,622
Sumitomo Corp.	352,600	5,068,838
Sumitomo Dainippon Pharma Co. Ltd.	54,500	775,557
Sumitomo Electric Industries Ltd.	233,900	3,955,283
Sumitomo Forestry Co. Ltd.	46,000	770,782
Sumitomo Heavy Industries Ltd.	41,100	1,714,459
Sumitomo Metal Mining Co. Ltd.	79,600	3,121,514
Sumitomo Mitsui Construction Co. Ltd.	134,580	824,322
Sumitomo Mitsui Financial Group Inc.	411,100	16,341,976
Sumitomo Mitsui Trust Holdings Inc.	102,500	4,009,615
Sumitomo Osaka Cement Co. Ltd.	155,000	706,592
Sumitomo Realty & Development Co. Ltd.	115,000	3,810,393
Sumitomo Rubber Industries Ltd.	59,000	1,113,227
Sumitomo Warehouse Co. Ltd. (The)	97,000	662,431
Sundrug Co. Ltd.	24,700	1,072,732
Suntory Beverage & Food Ltd.	44,800	2,046,220
Suruga Bank Ltd.	57,100	1,290,441
Suzuken Co. Ltd./Aichi Japan	24,100	864,274
Suzuki Motor Corp.	110,100	5,983,169
Sysmex Corp.	50,200	3,414,996
T&D Holdings Inc.	177,300	2,728,232
Tadano Ltd.	48,000	724,457
Taiheiyo Cement Corp.	40,200	1,599,085
Taikisha Ltd.	18,600	538,537
Taisei Corp.	67,400	3,719,071
Taisho Pharmaceutical Holdings Co. Ltd.	10,000	757,722
Taiyo Holdings Co. Ltd.	14,900	713,333
Taiyo Nippon Sanso Corp.	46,800	557,251
Taiyo Yuden Co. Ltd.	47,400	816,767
Takara Holdings Inc.	66,300	644,737
Takasago Thermal Engineering Co. Ltd.	29,000	508,642
Takashimaya Co. Ltd.	93,000	849,547
Takeda Pharmaceutical Co. Ltd.	219,500	12,353,274
Tamron Co. Ltd.	31,900	661,694
TDK Corp.	40,000	3,052,011
Teijin Ltd.	60,900	1,282,528
Terumo Corp.	101,000	4,182,038
THK Co. Ltd.	43,700	1,584,476
TIS Inc.	29,700	917,425
Toagosei Co. Ltd.	48,900	630,884
Tobu Railway Co. Ltd.	55,800	1,630,344
Toda Corp.	95,000	769,999
Toho Bank Ltd. (The)	129,000	494,975
Toho Co. Ltd./Tokyo	36,100	1,191,367
Toho Gas Co. Ltd.	28,200	785,470
Toho Holdings Co. Ltd.	24,100	471,268
Toho Zinc Co. Ltd.	8,900	430,001
Tohoku Electric Power Co. Inc.	151,500	1,975,913
Tokai Carbon Co. Ltd.	76,400	755,730
Tokai Rika Co. Ltd.	22,100	460,165
Tokai Tokyo Financial Holdings Inc.	101,900	661,816
Tokio Marine Holdings Inc.	212,300	9,070,813
Tokuyama Corp.	23,600	665,652
Tokyo Century Corp.	16,300	706,482
Tokyo Dome Corp.	58,500	546,233
Tokyo Electric Power Co. Holdings Inc.[b]	465,600	1,901,244
Tokyo Electron Ltd.	50,700	8,814,384

93

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Tokyo Gas Co. Ltd.	122,700	$3,045,634
Tokyo Ohka Kogyo Co. Ltd.	14,500	526,379
Tokyo Seimitsu Co. Ltd.	22,300	877,242
Tokyo Tatemono Co. Ltd.	68,300	950,297
Tokyu Corp.	160,600	2,416,844
Tokyu Fudosan Holdings Corp.	163,300	1,063,469
TOKYU REIT Inc.	475	557,643
TOMONY Holdings Inc.	127,600	609,758
Tomy Co. Ltd.	39,700	639,365
Topcon Corp.[a]	39,000	817,891
Toppan Forms Co. Ltd.	36,700	377,238
Toppan Printing Co. Ltd.	145,000	1,464,930
Toray Industries Inc.	565,900	5,694,857
Toshiba Corp.[a,b]	1,302,000	3,769,762
Toshiba Machine Co. Ltd.	97,000	597,553
Tosoh Corp.	97,600	2,094,067
TOTO Ltd.	41,100	2,000,202
Toyo Ink SC Holdings Co. Ltd.	113,000	661,313
Toyo Seikan Group Holdings Ltd.	51,000	894,508
Toyo Suisan Kaisha Ltd.	25,100	961,986
Toyo Tire & Rubber Co. Ltd.	34,900	784,428
Toyobo Co. Ltd.	31,100	596,382
Toyoda Gosei Co. Ltd.	25,800	623,941
Toyota Boshoku Corp.	23,500	469,876
Toyota Industries Corp.	52,600	3,198,680
Toyota Motor Corp.	812,000	49,950,541
Toyota Tsusho Corp.	67,900	2,449,969
Trend Micro Inc./Japan	40,600	2,161,665
TS Tech Co. Ltd.	20,800	739,523
TSI Holdings Co. Ltd.	57,400	477,870
Tsubakimoto Chain Co.	76,000	648,103
Tsumura & Co.	19,100	707,656
Tsuruha Holdings Inc.	12,600	1,555,734
UACJ Corp.	11,700	341,846
Ube Industries Ltd.	37,400	1,140,465
Ulvac Inc.	15,200	1,068,802
Unicharm Corp.	128,700	2,913,674
Unipres Corp.	23,200	618,639
United Arrows Ltd.	12,700	473,889
United Urban Investment Corp.	904	1,299,157
Universal Entertainment Corp.[a]	7,900	256,891
Ushio Inc.	46,300	637,272
USS Co. Ltd.	68,300	1,370,448
V Technology Co. Ltd.[a]	2,000	348,676
Valor Holdings Co. Ltd.	24,400	553,364
Wacom Co. Ltd.	91,400	444,814
WATAMI Co. Ltd.	31,200	406,921
Welcia Holdings Co. Ltd.	17,600	666,021
West Japan Railway Co.	49,600	3,480,250
Xebio Holdings Co. Ltd.	26,600	506,812
Yahoo Japan Corp.	443,000	1,976,599
Yakult Honsha Co. Ltd.	28,400	2,334,384
Yamada Denki Co. Ltd.	183,200	970,575
Yamagata Bank Ltd. (The)[a]	21,800	511,090
Yamaguchi Financial Group Inc.	55,000	662,149
Yamaha Corp.	52,900	2,067,025
Yamaha Motor Co. Ltd.	91,300	2,707,744

Security	Shares	Value
Yamanashi Chuo Bank Ltd. (The)	120,000	$531,198
Yamato Holdings Co. Ltd.	112,200	2,282,410
Yamato Kogyo Co. Ltd.	16,700	443,844
Yamazaki Baking Co. Ltd.	42,500	763,003
Yaskawa Electric Corp.	87,000	3,093,197
Yokogawa Electric Corp.	71,600	1,347,186
Yokohama Rubber Co. Ltd. (The)	40,100	892,836
Yoshinoya Holdings Co. Ltd.	45,900	761,836
Zenkoku Hosho Co. Ltd.	17,600	720,232
Zenrin Co. Ltd.	14,000	441,697
Zensho Holdings Co. Ltd.	33,200	613,863
Zeon Corp.	60,000	793,628
Zojirushi Corp.[a]	24,900	224,172

		1,331,173,543
MALAYSIA — 0.55%
Alliance Bank Malaysia Bhd	519,700	452,981
AMMB Holdings Bhd	599,100	605,680
Astro Malaysia Holdings Bhd	668,900	443,985
Axiata Group Bhd	959,500	1,221,615
Berjaya Corp. Bhd[b]	4,765,896	377,129
British American Tobacco Malaysia Bhd	53,800	498,160
Bursa Malaysia Bhd	289,600	683,384
Capitaland Malaysia Mall Trust[a]	1,317,800	460,693
Carlsberg Brewery Malaysia Bhd	96,100	361,836
CIMB Group Holdings Bhd	1,525,700	2,212,779
Dialog Group Bhd	1,865,978	996,129
DiGi.Com Bhd[a]	1,066,400	1,259,478
Gamuda Bhd	633,200	785,237
Genting Bhd	739,800	1,581,479
Genting Malaysia Bhd	1,173,900	1,394,760
Genting Plantations Bhd	141,300	356,463
Hong Leong Bank Bhd	271,400	1,021,877
Hong Leong Financial Group Bhd	88,900	350,686
IHH Healthcare Bhd	1,117,600	1,488,901
IJM Corp. Bhd	909,000	684,944
IOI Corp. Bhd	814,900	858,499
IOI Properties Group Bhd	983,741	462,418
KPJ Healthcare Bhd	2,216,400	534,009
Kuala Lumpur Kepong Bhd	113,800	661,268
Lafarge Malaysia Bhd[a]	323,100	531,186
Malayan Banking Bhd	1,111,600	2,428,794
Malaysia Airports Holdings Bhd	303,200	593,007
Maxis Bhd[a]	676,400	950,651
Media Prima Bhd	2,129,300	419,975
MISC Bhd	385,700	633,191
Pavilion REIT	822,900	332,387
Petronas Chemicals Group Bhd	858,400	1,494,368
Petronas Dagangan Bhd	94,500	534,834
Petronas Gas Bhd	295,500	1,259,199
PPB Group Bhd	141,900	562,438
Public Bank Bhd	842,360	4,071,025
RHB Bank Bhd	324,298	389,142
RHB Bank Bhd New [b]	87,100	—
Sapura Energy Bhd	1,455,400	550,051
Sime Darby Bhd	774,200	1,682,447
Sunway REIT[a]	1,116,400	453,575
Telekom Malaysia Bhd	433,600	650,374
Tenaga Nasional Bhd	1,045,700	3,705,090
UMW Holdings Bhd[b]	240,400	297,554
UMW Oil & Gas Corp. Bhd[b]	6,694,676	506,034

94

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
WCT Holdings Bhd[b]	860,102	$337,255
YTL Corp. Bhd	1,455,030	436,492
YTL Power International Bhd	917,388	281,706

		42,855,165
MEXICO — 0.72%
Alfa SAB de CV	1,021,900	1,069,963
Alsea SAB de CV	211,400	642,259
America Movil SAB de CV Series L	10,419,700	9,008,865
Arca Continental SAB de CV	153,500	979,001
Bolsa Mexicana de Valores SAB de CV	305,100	510,513
Cemex SAB de CV CPO[b]	4,637,212	3,776,624
Coca-Cola Femsa SAB de CV Series L	165,200	1,118,388
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	390,600	398,966
Corp Inmobiliaria Vesta SAB de CV	359,100	446,757
El Puerto de Liverpool SAB de CV Series C1	65,710	448,595
Fibra Uno Administracion SA de CV	857,900	1,352,980
Fomento Economico Mexicano SAB de CV	588,900	5,152,269
Genomma Lab Internacional SAB de CV Series Bb	351,000	410,443
Gentera SAB de CV	439,500	446,157
Gruma SAB de CV Series B	71,565	939,461
Grupo Aeroportuario del Pacifico SAB de CV Series B	119,700	1,137,730
Grupo Aeroportuario del Sureste SAB de CV Series B	71,795	1,283,211
Grupo Bimbo SAB de CV Series A	558,400	1,293,673
Grupo Carso SAB de CV Series A1	184,400	599,364
Grupo Comercial Chedraui SA de CV	191,700	373,474
Grupo Financiero Banorte SAB de CV Series O	804,400	4,784,288
Grupo Financiero Inbursa SAB de CV Series O	796,800	1,372,411
Grupo Financiero Santander Mexico SAB de CV Series B	638,300	1,077,388
Grupo Herdez SAB de CV	201,500	432,066
Grupo Lala SAB de CV	269,800	417,599
Grupo Mexico SAB de CV Series B	1,256,800	4,095,551
Grupo Televisa SAB	775,600	3,402,784
Industrias CH SAB de CV Series Bb	83,800	334,144
Industrias Penoles SAB de CV	44,800	1,043,735
Infraestructura Energetica Nova SAB de CV	188,100	962,513
Kimberly-Clark de Mexico SAB de CV Series A	486,700	839,820
Macquarie Mexico Real Estate Management SA de CV	414,600	498,467
Mexichem SAB de CV	327,078	843,929
Promotora y Operadora de Infraestructura SAB de CV	88,660	843,765
Telesites SAB de CVb	597,755	442,452
Wal-Mart de Mexico SAB de CV	1,623,700	3,636,090

		56,415,695
NETHERLANDS — 2.48%
Aalberts Industries NV	33,661	1,660,491
ABN AMRO Group NVc	124,867	3,856,973
Aegon NV	543,470	3,208,628
AerCap Holdings NVb	46,009	2,421,914
Akzo Nobel NV	77,992	7,063,206
Altice NV Class Aa,b	112,884	2,129,711
Altice NV Class Bb	61,855	1,166,619
Arcadis NV	27,801	642,877
ArcelorMittal[b]	210,824	6,045,429

Security	Shares	Value
ASM International NV	23,623	$1,582,928
ASML Holding NV	118,325	21,338,050
ASR Nederland NV	48,809	2,001,473
BE Semiconductor Industries NV	16,808	1,320,703
BinckBank NV	124,973	636,944
Boskalis Westminster	26,701	954,934
Brunel International NVa	23,523	399,948
Corbion NV	27,205	909,257
Eurocommercial Properties NV	22,132	921,730
Flow Traders[c]	15,323	381,109
Gemalto NV	25,868	1,023,985
Heineken Holding NV	33,615	3,121,035
Heineken NV	76,669	7,472,139
IMCD Group NV	19,498	1,226,566
ING Groep NV	1,193,989	22,060,267
InterXion Holding NVb	28,674	1,530,905
Koninklijke Ahold Delhaize NV	395,192	7,437,421
Koninklijke BAM Groep NV	101,901	575,741
Koninklijke DSM NV	53,444	4,559,892
Koninklijke KPN NV	1,060,945	3,663,349
Koninklijke Philips NV	289,263	11,779,028
Koninklijke Vopak NV	21,220	918,975
NN Group NV	95,171	3,986,865
NSI NV	23,952	908,378
NXP Semiconductors NVb	110,480	12,931,684
OCI NVa,b	25,399	602,571
Philips Lighting NVc	31,780	1,204,144
PostNL NV	151,330	645,405
Randstad Holding NV	36,788	2,263,663
RELX NV	302,446	6,831,765
Rhi Magnesita NVb	15,665	695,650
SBM Offshore NV	54,359	970,147
TKH Group NV	21,212	1,429,527
TomTom NVa,b	49,387	562,676
Unilever NV CVA	502,110	29,191,082
VastNed Retail NV	22,042	964,973
Wereldhave NV	13,594	617,854
Wessanen[a]	35,163	667,904
Wolters Kluwer NV	96,856	4,747,987

		193,234,502
NEW ZEALAND — 0.20%
a2 Milk Co. Ltd.[a,b]	240,484	1,428,327
Air New Zealand Ltd.	264,346	597,598
Auckland International Airport Ltd.	293,609	1,253,083
Chorus Ltd.[a]	151,249	416,007
Contact Energy Ltd.	204,494	805,510
Fisher & Paykel Healthcare Corp. Ltd.	183,592	1,666,449
Fletcher Building Ltd.	224,091	1,129,860
Freightways Ltd.	93,640	491,374
Infratil Ltd.	198,218	436,563
Kiwi Property Group Ltd.	443,910	402,933
Mercury NZ Ltd.	284,995	642,326
Meridian Energy Ltd.	338,225	660,348
Precinct Properties New Zealand Ltd.	469,317	416,350
Ryman Healthcare Ltd.	133,669	851,601
Sky Network Television Ltd.	128,814	220,610
SKYCITY Entertainment Group Ltd.	214,878	572,617
Spark New Zealand Ltd.	572,965	1,444,436
Trade Me Group Ltd.	146,174	451,616
Xero Ltd.[b]	32,822	773,474

95

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Z Energy Ltd.[a]	131,262	$662,718

		15,323,800
NORWAY — 0.57%
Aker ASA Class A	14,970	676,970
Aker BP ASA	41,097	943,304
Aker Solutions ASA[b]	68,949	377,699
Atea ASA	56,400	710,006
Austevoll Seafood ASA	61,165	611,134
Bakkafrost P/F	19,424	866,280
Borregaard ASA	65,754	632,876
DNB ASA	305,598	5,882,703
DNO ASA[a,b]	435,749	527,251
Gjensidige Forsikring ASA	71,103	1,335,696
Leroy Seafood Group ASA	136,230	816,857
Marine Harvest ASA	123,866	2,414,675
Norsk Hydro ASA	427,144	3,296,807
Norwegian Air Shuttle ASA[a,b]	19,923	562,487
Norwegian Property ASA	392,531	482,154
Opera Software ASA	83,291	238,210
Orkla ASA	266,087	2,600,087
Salmar ASA	23,088	687,682
Schibsted ASA[a]	25,572	658,217
Schibsted ASA Class B	30,986	725,237
SpareBank 1 SMN	93,396	967,417
Statoil ASA	351,973	7,115,259
Storebrand ASA	160,602	1,373,044
Subsea 7 SA	90,540	1,519,347
Telenor ASA	233,163	4,944,301
TGS Nopec Geophysical Co. ASA	37,958	869,862
Yara International ASA	57,146	2,708,566

		44,544,128
PAKISTAN — 0.04%
Engro Corp. Ltd./Pakistan	153,900	406,202
Habib Bank Ltd.	313,400	477,501
Hub Power Co. Ltd. (The)	491,700	478,980
Lucky Cement Ltd.	73,850	341,315
MCB Bank Ltd.	263,900	498,011
Oil & Gas Development Co. Ltd.	235,200	320,730
Pakistan State Oil Co. Ltd.	108,480	349,997
United Bank Ltd./Pakistan	360,100	612,240

		3,484,976
PERU — 0.09%
Cia. de Minas Buenaventura SAA ADR	66,631	918,841
Credicorp Ltd.	21,781	4,561,813
Southern Copper Corp.	40,794	1,752,102

		7,232,756
PHILIPPINES — 0.25%
Aboitiz Equity Ventures Inc.	646,950	938,626

Security	Shares	Value
Aboitiz Power Corp.	583,500	$480,363
Ayala Corp.	94,760	1,892,447
Ayala Land Inc.	2,566,000	2,147,239
Bank of the Philippine Islands	302,487	574,213
BDO Unibank Inc.	852,820	2,271,433
DMCI Holdings Inc.	1,354,000	402,331
Globe Telecom Inc.	11,625	459,821
GT Capital Holdings Inc.	33,275	760,572
International Container Terminal Services Inc.	180,690	370,655
JG Summit Holdings Inc.	956,012	1,424,064
Jollibee Foods Corp.	152,780	736,895
Manila Water Co. Inc.	553,400	332,308
Metro Pacific Investments Corp.	4,736,200	623,848
Metropolitan Bank & Trust Co.	290,987	488,125
PLDT Inc.	29,630	981,449
SM Investments Corp.	80,990	1,498,217
SM Prime Holdings Inc.	2,837,500	2,033,656
Universal Robina Corp.	299,730	830,245

		19,246,507
POLAND — 0.31%
Alior Bank SAb	31,985	635,771
Asseco Poland SA	39,283	514,943
Bank Handlowy w Warszawie SA	14,359	293,703
Bank Millennium SAb	224,120	491,495
Bank Pekao SA	46,689	1,525,570
Bank Zachodni WBK SA	11,897	1,194,326
CD Projekt SA	29,036	962,321
Cyfrowy Polsat SA	73,395	511,507
Enea SA	98,968	378,863
Eurocash SA	39,737	401,973
Globe Trade Centre SA	135,080	334,094
Grupa Azoty SA	16,828	337,591
Grupa Lotos SA	42,109	764,103
Jastrzebska Spolka Weglowa SAb	19,087	513,519
KGHM Polska Miedz SA	44,853	1,515,500
LPP SA	403	949,548
mBank SAb	5,241	663,182
Netia SA	331,670	373,702
Orange Polska SAb	234,623	361,717
PGE Polska Grupa Energetyczna SAb	269,665	967,099
Polski Koncern Naftowy ORLEN SA	98,866	3,496,724
Polskie Gornictwo Naftowe i Gazownictwo SA	657,881	1,209,510
Powszechna Kasa Oszczednosci Bank Polski SAb	292,823	3,118,263
Powszechny Zaklad Ubezpieczen SA	200,990	2,594,916
Tauron Polska Energia SAb	396,940	383,975

		24,493,915
PORTUGAL — 0.13%
Banco Comercial Portugues SAb	3,582,928	1,070,614
CTT-Correios de Portugal SA	122,845	723,555
EDP – Energias de Portugal SA	744,052	2,654,957
Galp Energia SGPS SA	108,603	2,019,212
Jeronimo Martins SGPS SA	100,007	1,817,449
NOS SGPS SA	156,466	937,623
Sonae SGPS SA	615,633	737,263

		9,960,673

96

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
QATAR — 0.13%
Barwa Real Estate Co.	52,534	$433,028
Commercial Bank PQSC (The)[b]	91,782	665,534
Doha Bank QPSC	14,844	114,976
Ezdan Holding Group QSC	324,257	846,101
Industries Qatar QSC	53,431	1,401,541
Masraf Al Rayan QSC	143,016	1,403,939
Ooredoo QPSC	32,227	760,365
Qatar Electricity & Water Co. QSC	15,299	768,995
Qatar Gas Transport Co. Ltd.	45,371	188,799
Qatar Insurance Co. SAQ	56,508	690,839
Qatar Islamic Bank SAQ	29,309	780,876
Qatar National Bank QPSC	51,315	1,712,497
Vodafone Qatar QSC[b]	218,887	420,850

		10,188,340
RUSSIA — 0.50%
Gazprom PJSC ADR	1,746,115	7,498,691
LSR Group PJSC GDR[e]	310,190	893,347
Lukoil PJSC ADR	139,679	7,407,177
Magnit PJSC GDR[e]	95,076	2,690,651
Mechel PJSC[b]	84,663	419,082
Mobile TeleSystems PJSC ADR	197,265	2,092,982
Novatek PJSC GDR[e]	34,373	3,921,959
PhosAgro PJSC GDR[e]	98,722	1,357,427
Sberbank of Russia PJSC ADR	753,067	10,806,511
Sistema PJSC FC GDR[e]	240,140	1,128,658
TMK PJSC GDR[e]	109,111	600,111

		38,816,596
SINGAPORE — 0.94%
Ascendas REIT	649,595	1,306,437
Ascott Residence Trust[a]	549,372	481,870
Cache Logistics Trust[a]	1,792,162	1,078,665
CapitaLand Commercial Trust	673,857	858,149
CapitaLand Ltd.	737,700	1,987,198
CapitaLand Mall Trust	634,300	940,462
CapitaLand Retail China Trust[a]	522,740	636,926
CDL Hospitality Trusts	853,400	1,024,155
City Developments Ltd.	132,400	1,257,528
ComfortDelGro Corp. Ltd.	727,500	1,078,648
DBS Group Holdings Ltd.	552,100	9,231,384
ESR-REIT	2,268,700	924,199
First REIT[a]	892,800	907,610
First Resources Ltd.[a]	266,300	385,064
Frasers Centrepoint Trust	329,600	524,979
Frasers Commercial Trust	794,200	807,375
Genting Singapore PLC	1,961,800	1,756,750
Global Logistic Properties Ltd.[a]	841,200	2,049,900
Golden Agri-Resources Ltd.	2,249,000	652,052
Hutchison Port Holdings Trust	1,696,700	729,581
Hyflux Ltd.[a,b]	1,303,500	468,816
Indofood Agri Resources Ltd.	788,800	260,540

Security	Shares	Value
Jardine Cycle & Carriage Ltd.	29,022	$839,090
Keppel Corp. Ltd.	436,000	2,400,176
Keppel REIT[a]	585,360	504,843
Lippo Malls Indonesia Retail Trust	2,222,700	709,685
M1 Ltd./Singapore[a]	268,300	354,477
Mapletree Commercial Trust	560,236	639,436
Mapletree Industrial Trust	541,900	771,643
Mapletree Logistics Trust	610,990	569,552
Midas Holdings Ltd.[a,b]	3,296,500	508,122
OUE Hospitality Trust[a]	987,666	583,581
Oversea-Chinese Banking Corp. Ltd.	943,550	8,241,519
Parkway Life REIT	354,700	741,996
Sabana Shari’ah Compliant Industrial REIT	2,052,188	692,900
SATS Ltd.	239,200	825,191
SembCorp Industries Ltd.[a]	281,800	682,575
Sembcorp Marine Ltd.[a]	253,300	358,829
Singapore Airlines Ltd.	169,200	1,275,458
Singapore Exchange Ltd.	217,600	1,225,038
Singapore Post Ltd.	527,200	497,249
Singapore Technologies Engineering Ltd.	454,700	1,161,447
Singapore Telecommunications Ltd.	2,311,300	6,361,843
Starhill Global REIT[a]	1,124,800	635,713
StarHub Ltd.[a]	195,600	377,590
Suntec REIT	569,300	814,838
United Engineers Ltd.	211,700	410,223
United Overseas Bank Ltd.	396,700	7,168,786
UOL Group Ltd.	143,800	954,163
Venture Corp. Ltd.	104,900	1,500,661
Wilmar International Ltd.	468,700	1,166,246
Wing Tai Holdings Ltd.[a]	172,600	304,052
Yangzijiang Shipbuilding Holdings Ltd.	791,200	914,665

		73,539,875
SOUTH AFRICA — 1.45%
Adcock Ingram Holdings Ltd.	65,028	270,298
Aeci Ltd.	61,979	463,224
African Rainbow Minerals Ltd.	44,195	387,719
Anglo American Platinum Ltd.[b]	22,380	622,755
AngloGold Ashanti Ltd.	142,876	1,316,788
Aspen Pharmacare Holdings Ltd.	126,166	2,850,082
AVI Ltd.	106,892	745,683
Barclays Africa Group Ltd.	210,911	2,090,131
Barloworld Ltd.	75,877	715,348
Bid Corp. Ltd.	107,785	2,370,451
Bidvest Group Ltd. (The)	110,949	1,345,550
Brait SEb	145,177	543,082
Capitec Bank Holdings Ltd.	14,712	977,773
Clicks Group Ltd.	93,601	1,048,649
Coronation Fund Managers Ltd.	94,339	475,990
Discovery Ltd.	119,269	1,236,020
Emira Property Fund Ltd.	458,713	425,261
Exxaro Resources Ltd.	76,318	775,849
FirstRand Ltd.	1,055,472	3,825,188
Fortress Income Fund Ltd.	304,378	864,194
Foschini Group Ltd. (The)	71,408	684,224
Gold Fields Ltd.	301,843	1,204,704
Growthpoint Properties Ltd.	609,673	1,056,702
Harmony Gold Mining Co. Ltd.	194,135	332,087
Hyprop Investments Ltd.	83,752	629,861
Impala Platinum Holdings Ltd.[b]	188,779	523,568
Imperial Holdings Ltd.	45,415	650,752

97

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Investec Ltd.	82,037	$559,473
JSE Ltd.	53,321	505,524
Liberty Holdings Ltd.	51,950	407,922
Life Healthcare Group Holdings Ltd.	429,257	795,300
Massmart Holdings Ltd.	44,937	340,175
Metair Investments Ltd.	292,604	392,932
MMI Holdings Ltd./South Africa	321,554	427,488
Mondi Ltd.	37,121	890,274
Mr. Price Group Ltd.	76,115	943,280
MTN Group Ltd.	531,153	4,611,308
Murray & Roberts Holdings Ltd.	272,838	308,700
Nampak Ltd.[b]	299,237	393,587
Naspers Ltd. Class N	137,113	33,402,584
Nedbank Group Ltd.	69,705	1,022,167
NEPI Rockcastle PLC	105,937	1,480,739
Netcare Ltd.	358,230	630,520
Northam Platinum Ltd.[b]	126,918	472,355
Omnia Holdings Ltd.	34,880	359,523
Pick n Pay Stores Ltd.	155,572	652,377
Pioneer Foods Group Ltd.	47,067	396,073
PPC Ltd.[b]	744,512	388,018
PSG Group Ltd.	34,893	647,684
Rand Merchant Investment Holdings Ltd.	276,547	772,855
Redefine Properties Ltd.	1,432,199	1,074,561
Remgro Ltd.	165,076	2,498,100
Resilient REIT Ltd.	89,319	889,574
Reunert Ltd.	99,023	486,948
RMB Holdings Ltd.	216,021	954,747
Sanlam Ltd.	455,803	2,278,814
Sappi Ltd.	179,744	1,203,695
Sasol Ltd.	170,979	5,001,600
Shoprite Holdings Ltd.	145,106	2,076,454
Sibanye Gold Ltd.	630,193	815,970
SPAR Group Ltd. (The)	67,490	793,963
Standard Bank Group Ltd.	401,026	4,650,810
Steinhoff International Holdings NV Class H	940,267	4,083,217
Sun International Ltd./South Africa	90,751	323,312
Super Group Ltd./South Africa[b]	187,454	528,908
Telkom SA SOC Ltd.	100,378	375,923
Tiger Brands Ltd.	52,240	1,425,945
Tongaat Hulett Ltd.	40,677	332,061
Truworths International Ltd.	147,146	784,154
Vodacom Group Ltd.	184,940	2,008,789
Wilson Bayly Holmes-Ovcon Ltd.	38,001	407,118
Woolworths Holdings Ltd./South Africa	315,184	1,255,944

		113,483,398
SOUTH KOREA — 3.59%
Amicogen Inc.[b]	11,836	471,179
AmorePacific Corp.	10,407	2,916,765
AmorePacific Group	9,887	1,266,376
Asiana Airlines Inc.[b]	83,719	345,607
BGF retail Co. Ltd.	9,143	645,523
Binggrae Co. Ltd.	7,336	397,461
BNK Financial Group Inc.	69,997	621,029
Celltrion Inc.[b]	25,443	3,931,078

Security	Shares	Value
Chabiotech Co. Ltd.[b]	58,492	$683,934
Cheil Worldwide Inc.	25,792	478,845
CJ CGV Co. Ltd.	10,123	628,876
CJ CheilJedang Corp.	2,595	847,744
CJ Corp.	4,816	801,699
CJ E&M Corp.	7,857	592,597
CJ Logistics Corp.[b]	3,377	473,235
CJ O Shopping Co. Ltd.	2,073	365,992
Com2uSCorp.	4,491	534,743
Cosmax Inc.	3,375	418,731
Coway Co. Ltd.	17,144	1,488,920
Daelim Industrial Co. Ltd.	9,110	678,158
Daesang Corp.	15,156	321,964
Daewoo Engineering & Construction Co. Ltd.[b]	52,171	342,265
DGB Financial Group Inc.	56,784	529,649
Dong-A Socio Holdings Co. Ltd.	2,810	305,994
Dong-A ST Co. Ltd.	4,377	349,269
Dongbu Insurance Co. Ltd.	16,689	1,050,185
Dongkuk Steel Mill Co. Ltd.	25,431	246,286
Dongwon Industries Co. Ltd.	1,140	290,507
Doosan Heavy Industries & Construction Co. Ltd.	18,918	295,501
Doosan Infracore Co. Ltd.[b]	49,257	407,123
E-MART Inc.	6,741	1,347,779
Fila Korea Ltd.	6,969	421,120
Gamevil Inc.[a,b]	11,705	661,335
GemVax & Kael Co. Ltd.[b]	38,017	412,288
Grand Korea Leisure Co. Ltd.	18,242	455,908
Green Cross Corp./South Korea	2,616	492,682
Green Cross Holdings Corp.	15,915	537,674
GS Engineering & Construction Corp.[b]	14,755	342,420
GS Holdings Corp.	17,254	1,019,516
GS Retail Co. Ltd.	10,664	317,916
Halla Holdings Corp.	5,365	324,194
Hana Financial Group Inc.	92,968	3,978,949
Hana Tour Service Inc.	6,379	568,237
Handsome Co. Ltd.	16,777	449,244
Hanjin Kal Corp.[b]	23,690	456,736
Hankook Tire Co. Ltd.	24,708	1,190,906
Hanmi Pharm Co. Ltd.[b]	2,044	845,623
Hanmi Science Co. Ltd.[b]	6,303	516,459
Hanon Systems	69,788	809,786
Hansol Holdings Co. Ltd.[b]	120,298	664,654
Hanssem Co. Ltd.	3,975	604,934
Hanwha Chemical Corp.	34,648	941,698
Hanwha Corp.	19,777	788,185
Hanwha Life Insurance Co. Ltd.	89,573	633,211
Hanwha Techwin Co. Ltd.[b]	13,496	462,575
Hotel Shilla Co. Ltd.	12,708	888,148
Huchems Fine Chemical Corp.	15,571	327,306
Hyosung Corp.	6,652	798,584
Hyundai Construction Equipment Co. Ltd.[b]	858	286,421
Hyundai Department Store Co. Ltd.	6,535	533,719
Hyundai Development Co. Engineering & Construction	22,522	806,116
Hyundai Electric & Energy System Co. Ltd.[a,b]	904	190,426
Hyundai Engineering & Construction Co. Ltd.	25,358	856,697
Hyundai Glovis Co. Ltd.	6,720	905,717
Hyundai Greenfood Co. Ltd.	31,130	444,575
Hyundai Heavy Industries Co. Ltd.[b]	9,653	1,348,413
Hyundai Home Shopping Network Corp.	3,968	432,094
Hyundai Livart Furniture Co. Ltd.	12,226	260,813
Hyundai Marine & Fire Insurance Co. Ltd.	22,852	925,013
Hyundai Mipo Dockyard Co. Ltd.[b]	4,380	424,180

98

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Hyundai Mobis Co. Ltd.	21,447	$5,101,643
Hyundai Motor Co.	52,491	7,543,224
Hyundai Robotics Co. Ltd.[b]	3,171	1,277,910
Hyundai Steel Co.	23,542	1,208,252
Hyundai Wia Corp.	7,147	411,462
iMarketKorea Inc.	28,306	241,789
Industrial Bank of Korea	68,166	933,947
JB Financial Group Co. Ltd.	61,416	322,881
JW Pharmaceutical Corp.	6,171	229,412
Kakao Corp.	11,718	1,506,129
Kangwon Land Inc.	39,348	1,204,656
KB Financial Group Inc.	123,550	6,440,237
KCC Corp.	1,575	548,266
KEPCO Plant Service & Engineering Co. Ltd.	10,527	388,062
Kia Motors Corp.	82,600	2,609,934
KIWOOM Securities Co. Ltd.	5,220	334,069
Kolon Industries Inc.	5,843	394,801
Kolon Life Science Inc.	3,150	431,303
Komipharm International Co. Ltd.[b]	12,871	460,684
Korea Aerospace Industries Ltd. Class A	22,914	1,161,704
Korea Electric Power Corp.	79,484	2,781,071
Korea Gas Corp.[b]	9,779	356,560
Korea Investment Holdings Co. Ltd.	15,256	861,967
Korea Kolmar Co. Ltd.	7,046	520,738
Korea Zinc Co. Ltd.	2,809	1,283,713
Korean Air Lines Co. Ltd.[b]	18,280	516,412
Korean Reinsurance Co.	51,524	515,079
KT Skylife Co. Ltd.	24,139	299,489
KT&G Corp.	39,206	3,709,409
Kumho Petrochemical Co. Ltd.	6,143	380,528
Kumho Tire Co. Inc.[a,b]	65,900	385,277
Kwangju Bank Co. Ltd.	48,526	511,096
LF Corp.	25,651	590,704
LG Chem Ltd.	14,769	5,319,134
LG Corp.	29,925	2,297,095
LG Display Co. Ltd.	75,115	1,964,448
LG Electronics Inc.	33,409	2,713,633
LG Hausys Ltd.	3,905	316,834
LG Household & Health Care Ltd.	3,062	3,216,829
LG Innotek Co. Ltd.	5,995	920,373
LG International Corp.	12,836	332,830
Lotte Chemical Corp.	4,925	1,624,303
Lotte Chilsung Beverage Co. Ltd.	158	195,040
Lotte Confectionery Co. Ltd/New[b]	600	99,612
Lotte Corp.	10,833	720,358
LOTTE Fine Chemical Co. Ltd.	9,164	329,228
Lotte Food Co. Ltd.	533	284,971
Lotte Shopping Co. Ltd.	3,188	640,246
LS Corp.	6,563	462,781
LS Industrial Systems Co. Ltd.	7,265	388,426
Mando Corp.	2,619	763,247
Medipost Co. Ltd.[a,b]	8,880	773,587
Medy-Tox Inc.	1,623	613,505
Meritz Fire & Marine Insurance Co. Ltd.	30,518	700,060
Mirae Asset Daewoo Co. Ltd.	117,992	1,068,968
Namyang Dairy Products Co. Ltd.	626	366,543
NAVER Corp.	8,925	7,121,837

Security	Shares	Value
NCsoft Corp.	6,316	$2,404,404
Nexen Tire Corp.	24,829	284,779
NH Investment & Securities Co. Ltd.	49,050	615,122
NHN Entertainment Corp.[b]	9,702	594,062
NongShim Co. Ltd.	1,263	391,746
OCI Co. Ltd.[a]	5,759	580,860
Orion Corp./Republic of Korea[b]	9,592	907,531
Orion Holdings Corp.	20,552	472,365
Paradise Co. Ltd.[a]	26,243	470,821
Poongsan Corp.	11,229	491,616
POSCO	23,213	6,744,171
Posco Daewoo Corp.	15,160	262,511
S-1 Corp.	6,996	571,994
S-Oil Corp.	14,840	1,702,093
Samsung Biologics Co. Ltd.[b,c]	6,114	2,095,574
Samsung C&T Corp.	24,090	3,182,327
Samsung Card Co. Ltd.	9,786	320,129
Samsung Electro-Mechanics Co. Ltd.	18,175	1,687,151
Samsung Electronics Co. Ltd.	30,821	75,762,962
Samsung Engineering Co. Ltd.[b]	45,957	500,447
Samsung Fire & Marine Insurance Co. Ltd.	10,383	2,530,066
Samsung Heavy Industries Co. Ltd.[b]	79,803	840,519
Samsung Life Insurance Co. Ltd.	22,493	2,710,363
Samsung SDI Co. Ltd.	17,741	3,262,057
Samsung SDS Co. Ltd.	11,101	2,051,062
Samsung Securities Co. Ltd.	29,331	932,015
Seah Besteel Corp.	9,849	279,114
Seegene Inc.[a,b]	15,520	394,113
Seoul Semiconductor Co. Ltd.	24,954	611,405
SFA Engineering Corp.	10,807	393,078
Shinhan Financial Group Co. Ltd.	128,912	5,776,215
Shinsegae Inc.	2,628	537,164
SK Chemicals Co. Ltd.	6,494	428,354
SK Holdings Co. Ltd.	10,612	2,742,156
SK Hynix Inc.	186,882	13,711,519
SK Innovation Co. Ltd.	20,311	3,716,477
SK Networks Co. Ltd.	55,524	329,571
SK Telecom Co. Ltd.	6,615	1,558,763
SKC Co. Ltd.	12,328	437,397
SM Entertainment Co.[b]	21,294	631,968
Sung Kwang Bend Co. Ltd.	46,529	412,401
Sungwoo Hitech Co. Ltd.	68,103	407,882
Tongyang Life Insurance Co. Ltd.	35,961	284,388
ViroMed Co. Ltd.[b]	5,972	789,977
Whanin Pharmaceutical Co. Ltd.	35,873	666,005
Woori Bank	126,932	1,858,066
YG Entertainment Inc.	21,532	574,648
Youngone Corp.	11,764	361,210
Youngone Holdings Co. Ltd.	7,638	381,781
Yuhan Corp.	3,046	554,634

		280,302,815
SPAIN — 2.24%
Abertis Infraestructuras SA	233,695	5,055,552
Acciona SA	12,351	1,023,152
Acerinox SA	63,276	909,254
ACS Actividades de Construccion y Servicios SA	78,811	3,108,257
Aena SME SAc	22,888	4,199,481
Almirall SAa	42,710	413,464
Amadeus IT Group SA	139,960	9,497,452
Applus Services SA	70,006	978,642

99

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Atresmedia Corp. de Medios de Comunicacion SA	47,425	$487,285
Axiare Patrimonio SOCIMI SA	58,431	1,095,914
Banco Bilbao Vizcaya Argentaria SA	2,098,037	18,362,584
Banco de Sabadell SA	1,696,191	3,396,705
Banco Santander SA	5,027,580	34,104,606
Bankia SA	345,941	1,651,913
Bankinter SA	231,110	2,181,583
Bolsas y Mercados Espanoles SHMSF SAa	298	10,239
CaixaBank SA	1,177,919	5,513,567
Cellnex Telecom SAa,c	65,017	1,614,431
Construcciones y Auxiliar de Ferrocarriles SA	15,202	626,033
Corp Financiera Alba SA	11,433	670,605
Distribuidora Internacional de Alimentacion SAa	218,162	1,067,421
Ebro Foods SA	34,228	823,596
Endesa SA	98,576	2,256,529
Euskaltel SAc	65,288	522,970
Faes Farma SA	218,986	742,364
Ferrovial SA	153,817	3,341,877
Fomento de Construcciones y Contratas SAb	39,403	418,447
Gas Natural SDG SA	108,698	2,326,151
Grifols SA	102,260	3,201,559
Grupo Catalana Occidente SA	20,538	864,437
Hispania Activos Inmobiliarios SOCIMI SA	59,514	1,026,443
Iberdrola SA	1,591,446	12,862,739
Indra Sistemas SAb	64,491	927,089
Industria de Diseno Textil SA	338,426	12,653,433
Inmobiliaria Colonial SOCIMI SA	114,467	1,089,322
International Consolidated Airlines Group SA	230,210	1,944,328
Liberbank SAa,b	300,415	138,937
Mapfre SA	398,248	1,303,205
Mediaset Espana Comunicacion SA	66,599	724,019
Merlin Properties SOCIMI SA	121,713	1,606,476
NH Hotel Group SAa	133,943	847,280
Prosegur Cia. de Seguridad SA	118,972	907,807
Red Electrica Corp. SA	74,970	1,660,263
Repsol SA	381,819	7,154,608
Siemens Gamesa Renewable Energy SA	90,501	1,312,593
Talgo SAa,c	73,338	359,682
Tecnicas Reunidas SAa	22,308	718,040
Telefonica SA	1,427,834	14,980,176
Viscofan SA	17,650	1,068,780
Zardoya Otis SA	83,480	904,425

		174,655,715
SWEDEN — 2.21%
AAK AB	10,936	884,358
AF AB Class B	38,735	798,130
Alfa Laval AB	99,920	2,531,478
Assa Abloy AB Class B	324,745	6,854,254
Atlas Copco AB Class A	213,328	9,356,893
Atlas Copco AB Class B	123,333	4,898,376
Axfood AB	47,674	862,161
Betsson ABa	48,982	384,400
BillerudKorsnas AB	63,628	1,095,200
Boliden AB	95,576	3,345,012
Bonava AB Class B	40,532	590,178

Security	Shares	Value
Castellum AB	91,036	$1,460,395
Clas Ohlson AB Class B	40,487	700,028
Com Hem Holding AB	84,918	1,275,018
Dometic Group ABc	117,226	1,019,381
Electrolux AB Class B	79,740	2,819,351
Elekta AB Class B	130,814	1,257,857
Essity AB Class Bb	195,621	5,848,675
Fabege AB	57,286	1,209,795
Fastighets AB Balder Class Bb	42,014	1,094,036
Fingerprint Cards AB Class Bb	127,938	316,185
Getinge AB Class B	79,021	1,555,539
Hennes & Mauritz AB Class B	299,227	7,513,022
Hexagon AB Class B	84,902	4,353,715
Hexpol AB	87,988	890,201
Holmen AB Class B	18,390	903,926
Hufvudstaden AB Class A	51,066	840,547
Husqvarna AB Class B	141,429	1,381,888
ICA Gruppen AB	26,110	963,086
Industrivarden AB Class C	51,953	1,335,470
Indutrade AB	39,479	1,094,988
Intrum Justitia ABa	31,908	1,118,255
Investor AB Class B	134,399	6,660,712
JM AB	29,504	778,498
Kindred Group PLC	84,429	1,078,079
Kinnevik AB Class B	68,266	2,239,981
Kungsleden AB	135,872	969,726
L E Lundbergforetagen AB Class B	14,385	1,122,888
Lindab International AB	59,817	493,009
Loomis AB Class B	27,061	1,085,763
Lundin Petroleum ABb	66,843	1,572,109
Mekonomen AB	20,978	423,479
Millicom International Cellular SA SDR	23,216	1,485,005
Modern Times Group MTG AB Class B	22,393	854,335
NCC AB Class B	34,105	736,135
NetEnt AB	74,815	592,940
Nibe Industrier AB Class B	130,712	1,307,620
Nobia AB	51,130	419,579
Nordea Bank AB	949,831	11,481,748
Oriflame Holding AG	16,221	584,567
Peab AB	72,196	700,677
Ratos AB Class B	91,241	438,015
Saab AB	25,008	1,277,912
Sandvik AB	372,361	6,800,688
Securitas AB Class B	113,818	1,997,165
Skandinaviska Enskilda Banken AB Class A	462,595	5,702,454
Skanska AB Class B	105,732	2,320,047
SKF AB Class B	120,545	2,803,472
SSAB AB Class Ab	114,577	562,497
SSAB AB Class Bb	124,532	502,037
Svenska Cellulosa AB SCA Class B	192,479	1,807,120
Svenska Handelsbanken AB Class A	480,551	6,888,139
Swedbank AB Class A	282,106	7,002,273
Swedish Match AB	60,806	2,290,811
Swedish Orphan Biovitrum ABa,b	70,920	1,050,441
Tele2 AB Class B	130,057	1,654,491
Telefonaktiebolaget LM Ericsson Class B	971,829	6,117,608
Telia Co. AB	734,849	3,401,347
Thule Group ABc	48,386	1,082,527
Trelleborg AB Class B	76,638	1,898,603
Volvo AB Class B	491,233	9,734,532
Wallenstam AB Class B	92,867	867,460

100

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Wihlborgs Fastigheter AB	43,087	$1,023,160

		172,361,447
SWITZERLAND — 5.17%
ABB Ltd. Registered	610,316	15,968,139
Adecco Group AG Registered	49,777	3,952,498
Allreal Holding AG Registered	7,006	1,172,352
ams AGa	23,619	2,155,044
Aryzta AGa	30,725	976,185
Ascom Holding AG Registered	47,417	1,086,957
Baloise Holding AG Registered	14,902	2,351,610
Banque Cantonale Vaudoise Registered	865	622,630
Barry Callebaut AG Registered	649	1,013,737
Basilea Pharmaceutica AG Registered[a,b]	6,933	564,419
BKW AG	15,259	892,456
Bucher Industries AG Registered	2,938	1,150,972
Burckhardt Compression Holding AGa	2,019	602,074
Cembra Money Bank AG	14,360	1,287,905
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	267	1,546,875
Chocoladefabriken Lindt & Spruengli AG Registered	29	2,014,988
Cie. Financiere Richemont SA Class A Registered	163,248	15,067,030
Clariant AG Registered	99,286	2,500,079
COSMO Pharmaceuticals NV	4,245	615,372
Credit Suisse Group AG Registered	740,233	11,681,245
dormakaba Holding AG Class B	1,365	1,351,580
Dufry AG Registered[b]	10,944	1,630,401
EFG International AG	47,079	430,739
Emmi AG	1,065	665,625
EMS-Chemie Holding AG Registered	2,400	1,574,639
Flughafen Zurich AG	6,707	1,460,091
Forbo Holding AG Registered	548	829,037
GAM Holding AG	59,239	924,124
Geberit AG Registered	10,939	4,955,911
Georg Fischer AG Registered	1,482	1,827,225
Givaudan SA Registered	2,738	6,119,847
Helvetia Holding AG Registered	2,152	1,158,254
Huber & Suhner AG Registered	13,015	705,066
Idorsia Ltd.[b]	34,642	682,901
Implenia AG Registered	12,027	760,737
Julius Baer Group Ltd.	68,934	4,080,163
Kudelski SA Bearer[a]	43,652	536,454
Kuehne + Nagel International AG Registered	16,507	2,884,751
LafargeHolcim Ltd. Registered	138,940	7,854,403
Leonteq AGa,b	6,038	379,495
Logitech International SA Registered	60,517	2,163,750
Lonza Group AG Registered	22,963	6,104,730
Mobilezone Holding AG	101,248	1,264,584
Mobimo Holding AG Registered	5,182	1,310,056
Nestle SA Registered	973,537	81,941,969
Novartis AG Registered	688,277	56,757,995
OC Oerlikon Corp. AG Registered	79,614	1,277,913
Panalpina Welttransport Holding AG Registered[a]	5,789	797,381
Pargesa Holding SA Bearer	11,663	977,572
Partners Group Holding AG	5,652	3,804,667
PSP Swiss Property AG Registered	13,118	1,155,458
Roche Holding AG	216,434	50,048,191

Security	Shares	Value
Schindler Holding AG Participation Certificates	7,720	$1,751,096
Schindler Holding AG Registered	10,386	2,295,381
Schmolz + Bickenbach AG Registered[b]	502,408	463,699
Schweiter Technologies AG Bearer	732	898,844
SGS SA Registered	1,550	3,831,461
Sika AG Bearer	643	4,763,799
Sonova Holding AG Registered	16,963	3,064,844
St Galler Kantonalbank AG Registered	1,763	796,781
Straumann Holding AG Registered	3,286	2,296,046
Sulzer AG Registered	5,417	694,515
Sunrise Communications Group AGc	13,267	1,104,696
Swatch Group AG (The) Bearer	8,551	3,354,174
Swatch Group AG (The) Registered	23,053	1,739,151
Swiss Life Holding AG Registered	9,080	3,159,053
Swiss Prime Site AG Registered	16,855	1,439,811
Swiss Re AG	95,131	8,956,706
Swisscom AG Registered	6,865	3,471,067
Swissquote Group Holding SA Registered	29,296	1,018,365
Tecan Group AG Registered	6,405	1,355,794
Temenos Group AG Registered	19,986	2,309,778
u-blox Holding AG	4,158	816,750
UBS Group AG	1,134,485	19,325,397
Valiant Holding AG Registered	9,322	960,443
VAT Group AGc	9,207	1,199,829
Vifor Pharma AG	14,966	1,926,302
Vontobel Holding AG Registered	13,347	830,840
Zurich Insurance Group AG	45,885	14,016,836

		403,479,734
TAIWAN — 3.03%
Acer Inc.	908,148	469,739
Advanced Semiconductor Engineering Inc.	2,099,916	2,530,942
Advantech Co. Ltd.	132,608	905,759
Airtac International Group	47,496	769,303
AmTRAN Technology Co. Ltd.	965,000	494,347
Asia Cement Corp.	716,329	638,911
Asustek Computer Inc.	214,000	1,851,954
AU Optronics Corp.	2,891,000	1,183,834
BES Engineering Corp.	3,312,000	758,830
Capital Securities Corp.	1,806,000	625,763
Catcher Technology Co. Ltd.	219,000	2,323,646
Cathay Financial Holding Co. Ltd.	2,584,629	4,267,794
Chailease Holding Co. Ltd.	415,988	1,073,090
Chang Hwa Commercial Bank Ltd.	1,359,394	736,952
Cheng Loong Corp.	1,318,000	771,322
Cheng Shin Rubber Industry Co. Ltd.	556,500	1,097,888
Cheng Uei Precision Industry Co. Ltd.	388,000	631,025
Chicony Electronics Co. Ltd.	212,719	532,512
Chin-Poon Industrial Co. Ltd.	282,000	588,133
China Airlines Ltd.[b]	1,442,000	588,093
China Bills Finance Corp.	1,826,000	917,253
China Development Financial Holding Corp.	3,626,000	1,110,902
China Life Insurance Co. Ltd./Taiwan	1,153,932	1,090,438
China Man-Made Fiber Corp.	2,707,800	788,292
China Petrochemical Development Corp.[b]	930,050	414,767
China Steel Chemical Corp.	120,000	479,451
China Steel Corp.	3,660,575	2,979,728
China Synthetic Rubber Corp.	636,583	886,503
Chipbond Technology Corp.	385,000	750,609
Chroma ATE Inc.	190,000	926,076
Chunghwa Telecom Co. Ltd.	1,015,000	3,466,404

101

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
CMC Magnetics Corp.[b]	6,549,044	$970,647
Compal Electronics Inc.	1,440,000	1,059,964
Compeq Manufacturing Co. Ltd.	577,000	678,216
Coretronic Corp.	433,000	518,288
CTBC Financial Holding Co. Ltd.	5,244,980	3,356,425
CTCI Corp.	272,000	421,625
Delta Electronics Inc.	597,000	2,870,240
E Ink Holdings Inc.	380,000	530,446
E.Sun Financial Holding Co. Ltd.	2,721,263	1,655,703
Eclat Textile Co. Ltd.	64,365	769,362
Elan Microelectronics Corp.	510,000	782,092
Epistar Corp.[b]	383,000	619,718
Eternal Materials Co. Ltd.	421,463	425,523
EVA Airways Corp.	989,795	487,357
Everlight Electronics Co. Ltd.	277,000	422,946
Far Eastern Department Stores Ltd.	495,702	244,075
Far Eastern International Bank	1,395,813	433,191
Far Eastern New Century Corp.	735,071	630,036
Far EasTone Telecommunications Co. Ltd.	455,000	1,068,121
Faraday Technology Corp.	431,400	662,988
Feng Hsin Steel Co. Ltd.	295,000	509,607
Feng TAY Enterprise Co. Ltd.	133,628	602,577
Firich Enterprises Co. Ltd.	348,603	561,750
First Financial Holding Co. Ltd.	2,524,512	1,628,069
FLEXium Interconnect Inc.	152,987	585,885
Formosa Chemicals & Fibre Corp.	824,660	2,504,645
Formosa Petrochemical Corp.	431,000	1,507,668
Formosa Plastics Corp.	1,197,040	3,647,540
Foxconn Technology Co. Ltd.	286,287	912,223
Fubon Financial Holding Co. Ltd.	2,015,000	3,210,290
Giant Manufacturing Co. Ltd.	134,000	688,672
Gigabyte Technology Co. Ltd.	320,000	495,499
Globalwafers Co. Ltd.	83,000	959,084
Gloria Material Technology Corp.	961,408	634,361
Goldsun Building Materials Co. Ltd.[b]	1,898,000	567,647
Grand Pacific Petrochemical	631,000	478,070
Great Wall Enterprise Co. Ltd.	391,000	444,679
Highwealth Construction Corp.	356,670	476,593
Hiwin Technologies Corp.	83,004	831,155
Hon Hai Precision Industry Co. Ltd.	4,933,462	18,320,852
Hotai Motor Co. Ltd.	88,000	1,021,237
HTC Corp.[b]	236,000	528,974
Hua Nan Financial Holdings Co. Ltd.	1,696,735	928,269
Huaku Development Co. Ltd.	298,000	668,930
Innolux Corp.	3,125,414	1,367,909
Inventec Corp.	970,000	752,599
Kenda Rubber Industrial Co. Ltd.	291,322	386,375
Kerry TJ Logistics Co. Ltd.	372,000	450,823
King Yuan Electronics Co. Ltd.	1,813,000	1,920,634
King’s Town Bank Co. Ltd.	466,000	509,117
Kinsus Interconnect Technology Corp.	180,000	453,588
Largan Precision Co. Ltd.	33,000	6,253,254
LCY Chemical Corp.	254,000	346,982
Lite-On Technology Corp.	697,074	983,455
Makalot Industrial Co. Ltd.	103,712	479,710
MediaTek Inc.	483,970	5,496,103
Medigen Biotechnology Corp.[b]	229,000	302,959

Security	Shares	Value
Mega Financial Holding Co. Ltd.	3,149,941	$2,475,293
Merida Industry Co. Ltd.	98,350	458,170
Micro-Star International Co. Ltd.	261,000	636,068
Microbio Co. Ltd.[b]	943,689	653,960
Mitac Holdings Corp.	390,894	486,033
Nan Ya Plastics Corp.	1,405,300	3,466,713
Nien Made Enterprise Co. Ltd.	60,000	624,679
Novatek Microelectronics Corp.	248,000	916,859
OBI Pharma Inc.[b]	54,000	307,963
Oriental Union Chemical Corp.	458,000	394,075
PChome Online Inc.	61,341	354,913
Pegatron Corp.	655,000	1,693,994
Pou Chen Corp.	663,000	835,359
Powertech Technology Inc.	270,000	844,212
President Chain Store Corp.	185,000	1,662,329
Prince Housing & Development Corp.	1,082,521	398,415
Qisda Corp.	874,000	637,544
Quanta Computer Inc.	876,000	2,062,236
Radiant Opto-Electronics Corp.	218,060	484,425
Radium Life Tech Co. Ltd.[b]	1,939,686	868,243
Realtek Semiconductor Corp.	195,020	733,924
Ruentex Development Co. Ltd.[b]	333,972	342,726
Ruentex Industries Ltd.	259,616	415,771
Shin Kong Financial Holding Co. Ltd.	2,919,564	934,160
Shin Zu Shing Co. Ltd.	132,000	365,895
Shinkong Synthetic Fibers Corp.	1,828,000	589,140
Siliconware Precision Industries Co. Ltd.	600,377	951,542
Simplo Technology Co. Ltd.	100,200	576,425
Sino-American Silicon Products Inc.	267,000	743,646
SinoPac Financial Holdings Co. Ltd.	2,120,871	650,477
St. Shine Optical Co. Ltd.	23,000	562,045
Standard Foods Corp.	192,422	476,597
Synnex Technology International Corp.	523,600	663,191
Taichung Commercial Bank Co. Ltd.	1,642,717	526,157
TaiMed Biologics Inc.[b]	67,000	485,403
Tainan Spinning Co. Ltd.	852,816	383,151
Taishin Financial Holding Co. Ltd.	2,369,879	1,037,232
Taiwan Business Bank	834,801	230,571
Taiwan Cement Corp.	981,000	1,089,657
Taiwan Cooperative Financial Holding Co. Ltd.	2,002,989	1,082,535
Taiwan Hon Chuan Enterprise Co. Ltd.	411,696	743,959
Taiwan Mobile Co. Ltd.	437,000	1,557,635
Taiwan Secom Co. Ltd.	149,105	439,017
Taiwan Semiconductor Manufacturing Co. Ltd.	7,740,000	62,362,440
Tatung Co. Ltd.[b]	774,000	356,723
Teco Electric and Machinery Co. Ltd.	600,000	560,023
Tong Hsing Electronic Industries Ltd.	86,000	367,844
Transcend Information Inc.	118,000	334,913
Tripod Technology Corp.	215,000	791,293
TSRC Corp.	266,100	304,838
TTY Biopharm Co. Ltd.	145,965	450,582
Tung Ho Steel Enterprise Corp.	535,000	430,171
TXC Corp.	559,000	746,952
Uni-President Enterprises Corp.	1,510,292	3,154,840
Unimicron Technology Corp.	717,000	408,906
United Microelectronics Corp.	3,949,000	2,029,526
USI Corp.	965,940	477,213
Vanguard International Semiconductor Corp.	367,000	696,046
Walsin Lihwa Corp.	1,108,000	565,765
Waterland Financial Holdings Co. Ltd.	2,043,723	620,039
Win Semiconductors Corp.	134,953	1,103,000
Winbond Electronics Corp.	1,281,000	1,108,576

102

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Wistron Corp.	1,017,529	$848,517
Wistron NeWeb Corp.	175,569	503,547
WPG Holdings Ltd.	552,000	755,901
Yageo Corp.	104,868	832,769
YFY Inc.[b]	1,416,000	554,014
Yuanta Financial Holding Co. Ltd.	3,071,238	1,364,565
Yulon Motor Co. Ltd.	226,000	188,836
Yungtay Engineering Co. Ltd.	326,000	648,552
Zhen Ding Technology Holding Ltd.	212,050	531,540

		236,615,277
THAILAND — 0.57%
Advanced Info Service PCL NVDR	379,300	2,220,766
Airports of Thailand PCL NVDR	1,544,200	2,765,801
Bangchak Corp. PCL NVDR	451,200	567,056
Bangkok Bank PCL Foreign	127,300	770,238
Bangkok Dusit Medical Services PCL NVDR	1,686,700	1,076,401
Bangkok Expressway & Metro PCL NVDR	3,392,900	796,647
Banpu PCL NVDR	925,600	487,598
BEC World PCL NVDR	782,800	410,016
Berli Jucker PCL NVDR	532,200	857,095
BTS Group Holdings PCL NVDR	3,369,800	862,231
Bumrungrad Hospital PCL NVDR	160,300	1,061,589
Central Pattana PCL NVDR	608,000	1,455,027
Charoen Pokphand Foods PCL NVDR	1,041,700	815,298
CP ALL PCL NVDR	1,696,900	3,575,647
Delta Electronics Thailand PCL NVDR	241,400	624,937
Esso Thailand PCL NVDR[b]	896,600	412,943
Glow Energy PCL NVDR	266,200	721,192
Indorama Ventures PCL NVDR	556,800	771,005
IRPC PCL NVDR	4,714,300	915,329
Jasmine International PCL NVDR	1,165,700	266,686
Kasikornbank PCL Foreign	506,100	3,473,534
Kasikornbank PCL NVDR	76,700	507,947
Kiatnakin Bank PCL NVDR	228,000	519,898
Krung Thai Bank PCL NVDR	1,422,600	779,390
Minor International PCL NVDR	831,200	1,082,161
PTT Exploration & Production PCL NVDR	489,661	1,271,320
PTT Global Chemical PCL NVDR	808,500	1,947,020
PTT PCL NVDR	353,000	4,462,974
Siam Cement PCL (The) Foreign	159,700	2,355,599
Siam Commercial Bank PCL (The) NVDR	592,700	2,613,804
Thai Airways International PCL NVDR[b]	458,100	256,492
Thai Oil PCL NVDR	345,700	1,061,451
Thanachart Capital PCL NVDR	425,900	701,927
Tisco Financial Group PCL NVDR	231,800	612,295
True Corp. PCL NVDR[b]	5,455,845	1,010,038
TTW PCL NVDR	2,044,200	670,734

		44,760,086
TURKEY — 0.26%
Akbank Turk AS	727,411	1,917,895
Anadolu Efes Biracilik ve Malt Sanayii AS	76,021	439,721
Arcelik AS	92,504	504,849

Security	Shares	Value
Aselsan Elektronik Sanayi ve TAS	128,646	$1,150,056
BIM Birlesik Magazalar AS	74,489	1,517,621
Coca-Cola Icecek AS	39,716	403,797
Emlak Konut Gayrimenkul Yatirim Ortakligi ASb	865,885	602,109
Eregli Demir ve Celik Fabrikalari TAS	509,709	1,194,877
Ford Otomotiv Sanayi AS	57,381	809,354
Haci Omer Sabanci Holding AS	304,350	844,938
KOC Holding AS	265,128	1,184,383
TAV Havalimanlari Holding AS	78,411	389,726
Tupras Turkiye Petrol Rafinerileri AS	43,967	1,580,776
Turk Hava Yollari AOb	279,009	762,828
Turk Telekomunikasyon ASb	259,414	440,721
Turkcell Iletisim Hizmetleri AS	301,237	1,124,318
Turkiye Garanti Bankasi AS	742,338	2,039,374
Turkiye Halk Bankasi AS	229,708	669,179
Turkiye Is Bankasi Class C	549,977	1,034,317
Turkiye Sinai Kalkinma Bankasi AS	751,875	271,317
Turkiye Sise ve Cam Fabrikalari AS	326,999	383,281
Turkiye Vakiflar Bankasi Tao Class D	319,529	532,752
Ulker Biskuvi Sanayi AS	70,065	373,527
Yapi ve Kredi Bankasi ASb	346,748	420,129

		20,591,845
UNITED ARAB EMIRATES — 0.17%
Abu Dhabi Commercial Bank PJSC	699,406	1,407,325
Aldar Properties PJSC	1,232,180	798,494
Amlak Finance PJSC[b]	1,306,294	384,136
Arabtec Holding PJSC[b]	348,598	278,108
Dana Gas PJSC[b]	2,352,315	480,371
DP World Ltd.	59,359	1,409,776
Dubai Islamic Bank PJSC	424,112	706,728
Emaar Malls PJSC	698,437	439,298
Emaar Properties PJSC	1,167,088	2,634,381
Emirates Telecommunications Group Co. PJSC	575,982	2,799,417
First Abu Dhabi Bank PJSC	573,103	1,615,078

		12,953,112
UNITED KINGDOM — 12.26%
3i Group PLC	291,631	3,721,680
AA PLC	251,818	572,830
Abcam PLC	78,747	1,040,493
Admiral Group PLC	61,891	1,581,301
Aggreko PLC	80,063	996,216
Aldermore Group PLC[b]	136,446	545,393
Allied Minds PLC[a,b]	158,510	368,364
Amerisur Resources PLC[a,b]	1,420,314	367,791
Anglo American PLC	416,144	7,847,186
Antofagasta PLC	125,443	1,590,026
Arrow Global Group PLC	114,562	643,902
Ascential PLC	182,480	816,391
Ashmore Group PLC	125,304	640,464
Ashtead Group PLC	155,892	4,016,128
ASOS PLC[b]	17,000	1,286,107
Associated British Foods PLC	110,380	4,884,019
AstraZeneca PLC	392,787	26,247,001
Auto Trader Group PLC[c]	302,939	1,377,837
AVEVA Group PLC	29,706	995,276
Aviva PLC	1,211,481	8,124,375
B&M European Value Retail SA	268,854	1,418,460
Babcock International Group PLC	64,449	694,951

103

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
BAE Systems PLC	968,064	$7,629,687
Balfour Beatty PLC	238,008	866,012
Barclays PLC	5,243,033	12,946,749
Barratt Developments PLC	315,841	2,745,112
BBA Aviation PLC	305,323	1,290,154
Beazley PLC	195,435	1,311,914
Bellway PLC	40,504	1,963,237
Berkeley Group Holdings PLC	41,199	2,046,710
BGEO Group PLC	16,651	787,177
BHP Billiton PLC	657,274	11,892,274
Big Yellow Group PLC	71,838	741,714
Bodycote PLC	70,248	874,089
boohoo.com PLC[b]	255,082	679,166
Booker Group PLC	488,940	1,306,368
Bovis Homes Group PLC	49,306	769,997
BP PLC	6,111,194	41,404,589
Brewin Dolphin Holdings PLC	183,208	859,304
British American Tobacco PLC	716,356	46,337,115
British Land Co. PLC (The)	256,021	2,043,299
Britvic PLC	102,218	1,027,555
BT Group PLC	2,603,526	8,999,493
BTG PLC[b]	138,105	1,382,811
Bunzl PLC	98,714	3,073,998
Burberry Group PLC	135,243	3,415,917
Burford Capital Ltd.	71,559	1,178,333
Cairn Energy PLC[a,b]	240,181	674,257
Capita PLC	212,828	1,480,955
Capital & Counties Properties PLC	239,221	844,694
Card Factory PLC	189,463	789,765
Carillion PLC[a]	614,179	371,098
Carnival PLC	55,964	3,686,888
Centamin PLC	389,415	720,354
Centrica PLC	1,640,279	3,698,600
Chemring Group PLC	207,296	474,856
Chesnara PLC	164,494	840,994
Cineworld Group PLC	73,834	651,528
Close Brothers Group PLC	47,260	871,722
Cobham PLC[b]	771,956	1,424,916
Coca-Cola European Partners PLC	68,986	2,830,062
Coca-Cola HBC AG	54,598	1,845,213
Compass Group PLC	490,361	10,763,927
ConvaTec Group PLC[c]	421,924	1,097,616
Crest Nicholson Holdings PLC	91,998	692,086
Croda International PLC	37,929	2,107,390
CYBG PLC[a,b]	271,462	1,135,538
Daily Mail & General Trust PLC Class A NVS	92,560	852,416
Dairy Crest Group PLC	108,037	871,567
DCC PLC	25,742	2,440,745
De La Rue PLC	77,992	724,987
Debenhams PLC	774,319	449,863
Dechra Pharmaceuticals PLC	39,570	1,080,366
Derwent London PLC	31,501	1,119,418
Diageo PLC	780,988	26,674,561
Dialight PLC[b]	37,875	322,901
Dignity PLC	24,252	780,338
Diploma PLC	58,571	839,240
Direct Line Insurance Group PLC	409,161	2,019,616

Security	Shares	Value
Dixons Carphone PLC	312,598	$719,809
Domino’s Pizza Group PLC	201,363	897,662
Drax Group PLC	160,338	591,494
DS Smith PLC	285,181	1,973,060
Dunelm Group PLC	55,468	539,182
easyJet PLC	53,572	952,578
EI Group PLC[b]	300,773	537,209
Electrocomponents PLC	153,376	1,414,528
Elementis PLC	200,432	756,704
Entertainment One Ltd.	146,738	550,677
Essentra PLC	93,893	663,326
esure Group PLC	211,891	755,507
Evraz PLC	124,995	478,873
Experian PLC	285,142	6,005,461
Faroe Petroleum PLC[b]	410,221	552,925
Fenner PLC	159,268	729,146
Ferguson PLC	75,455	5,275,557
Fevertree Drinks PLC	34,727	978,115
FirstGroup PLC[b]	453,146	661,931
Foxtons Group PLC	260,236	273,873
Fresnillo PLC	72,290	1,249,888
G4S PLC	495,031	1,847,229
Galliford Try PLC	33,635	544,921
Genus PLC	35,033	1,093,734
GKN PLC	470,685	1,981,397
GlaxoSmithKline PLC	1,499,408	27,029,724
Glencore PLC	3,826,040	18,443,277
Go-Ahead Group PLC	26,038	612,016
Gocompare.Com Group PLC	428,109	578,457
Grafton Group PLC	75,627	826,028
Grainger PLC	256,347	947,719
Great Portland Estates PLC	89,999	742,781
Greencore Group PLC	261,494	669,500
Greene King PLC	94,248	677,098
Greggs PLC	57,677	975,785
GVC Holdings PLC	93,446	1,163,360
Halfords Group PLC	112,716	494,697
Halma PLC	115,503	1,812,979
Hammerson PLC	184,603	1,284,553
Hansteen Holdings PLC	400,228	728,132
Hargreaves Lansdown PLC	85,453	1,795,212
Hays PLC	453,131	1,121,635
Helical PLC	109,724	447,324
Hikma Pharmaceuticals PLC[a]	47,884	740,160
Hill & Smith Holdings PLC	36,963	648,904
Hiscox Ltd.	91,370	1,732,662
Hochschild Mining PLC[a]	103,736	303,615
Homeserve PLC	116,025	1,318,886
Hostelworld Group PLC[c]	94,868	430,537
Howden Joinery Group PLC	202,754	1,104,183
HSBC Holdings PLC	6,239,403	60,841,305
Hunting PLC[b]	65,822	457,583
IG Group Holdings PLC	123,650	1,073,054
Imagination Technologies Group PLC[b]	172,371	413,165
IMI PLC	84,298	1,367,951
Imperial Brands PLC	292,025	11,907,239
Inchcape PLC	120,858	1,254,256
Indivior PLC[b]	238,043	1,174,662
Informa PLC	229,996	2,128,801
Inmarsat PLC	145,450	1,199,464
InterContinental Hotels Group PLC	51,875	2,873,984
Intermediate Capital Group PLC	94,973	1,227,142

104

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
International Personal Finance PLC	211,074	$566,898
Interserve PLC	140,741	136,435
Intertek Group PLC	50,733	3,654,873
Intu Properties PLC	177,352	508,712
Investec PLC	189,451	1,296,903
ITE Group PLC	305,675	721,525
ITV PLC	1,061,402	2,318,610
IWG PLC	229,067	655,225
J D Wetherspoon PLC[a]	60,216	995,550
J Sainsbury PLC	444,662	1,431,936
Jackpotjoy PLC[b]	76,547	829,469
JD Sports Fashion PLC	156,628	743,787
Jimmy Choo PLC[b]	133,767	408,563
John Wood Group PLC	205,465	1,941,309
Johnson Matthey PLC	54,671	2,454,619
Jupiter Fund Management PLC	145,625	1,149,661
Just Eat PLC[b]	182,833	1,893,787
Just Group PLC	237,722	486,783
KAZ Minerals PLC[b]	86,715	936,196
Kcom Group PLC	614,213	876,818
Keller Group PLC	54,666	679,840
Kier Group PLC	42,581	588,073
Kingfisher PLC	657,531	2,729,526
Ladbrokes Coral Group PLC	482,085	815,596
Laird PLC	313,331	678,224
Lancashire Holdings Ltd.[a]	84,234	840,617
Land Securities Group PLC	203,829	2,614,719
Legal & General Group PLC	1,796,156	6,368,502
Lloyds Banking Group PLC	22,146,831	20,084,021
London Stock Exchange Group PLC	96,228	4,806,033
LondonMetric Property PLC	445,241	1,042,979
Lookers PLC	285,050	397,459
Majestic Wine PLC[a]	99,632	490,195
Man Group PLC	537,404	1,381,619
Marks & Spencer Group PLC	479,539	2,191,243
Marston’s PLC	513,032	726,246
McCarthy & Stone PLC[c]	203,916	433,265
Mediclinic International PLC[a]	112,541	869,793
Meggitt PLC	225,315	1,551,389
Melrose Industries PLC	621,051	1,813,571
Merlin Entertainments PLC[c]	205,182	1,032,122
Metro Bank PLC[a,b]	26,482	1,250,883
Micro Focus International PLC	137,547	4,831,242
Mitchells & Butlers PLC	112,868	382,951
Mitie Group PLC	221,819	698,118
Mondi PLC	112,557	2,721,851
Moneysupermarket.com Group PLC	190,834	823,356
Morgan Advanced Materials PLC	189,840	791,588
National Express Group PLC	173,201	845,259
National Grid PLC	1,045,264	12,575,815
NEX Group PLC	109,384	921,653
Next PLC	44,913	2,934,995
NMC Health PLC	28,766	1,104,739
Northgate PLC	106,448	633,282
Nostrum Oil & Gas PLC[a,b]	53,047	265,150
Ocado Group PLC[a,b]	194,150	741,753
Old Mutual PLC	1,511,867	3,834,678

Security	Shares	Value
On the Beach Group PLC[a,c]	75,351	$412,757
Oxford Instruments PLC	41,275	520,980
Pagegroup PLC	122,531	761,019
Paragon Banking Group PLC	139,903	882,847
Paysafe Group PLC[b]	157,227	1,223,508
Pearson PLC	249,720	2,332,917
Pennon Group PLC	129,313	1,363,467
Persimmon PLC	96,218	3,580,193
Petra Diamonds Ltd.[a,b]	359,410	367,505
Petrofac Ltd.	70,014	389,845
Phoenix Group Holdings	99,669	1,001,931
Playtech PLC	96,779	1,264,615
Plus500 Ltd.	61,844	841,789
Polypipe Group PLC	126,927	695,280
Premier Foods PLC[b]	747,587	389,658
Premier Oil PLC[a,b]	339,338	306,424
Provident Financial PLC[a]	53,208	658,176
Prudential PLC	806,755	19,841,048
Purplebricks Group PLC[a,b]	88,430	427,154
QinetiQ Group PLC	251,153	814,119
Randgold Resources Ltd.	28,526	2,801,309
Rathbone Brothers PLC	24,528	834,168
Reckitt Benckiser Group PLC	203,243	18,177,542
Redrow PLC	86,330	746,319
RELX PLC	331,660	7,632,619
Renewi PLC	497,267	685,439
Renishaw PLC	15,380	1,012,003
Rentokil Initial PLC	592,914	2,643,957
Restaurant Group PLC (The)	93,064	375,326
Rightmove PLC	29,172	1,609,217
Rio Tinto PLC	384,572	18,121,929
Rolls-Royce Holdings PLC	515,771	6,664,257
Rolls-Royce Holdings PLC New[b]	23,725,466	31,506
Rotork PLC	282,850	986,730
Royal Bank of Scotland Group PLC[b]	1,069,866	4,013,560
Royal Dutch Shell PLC Class A ADR	1,342,893	42,183,860
Royal Dutch Shell PLC Class B	1,221,303	39,272,618
Royal Mail PLC	237,180	1,179,223
RPC Group PLC	127,652	1,597,684
RPS Group PLC	162,701	635,753
RSA Insurance Group PLC	301,611	2,519,299
Saga PLC	369,437	937,525
Sage Group PLC (The)	317,941	3,147,575
Savills PLC	61,807	765,775
Schroders PLC	29,996	1,391,374
Segro PLC	270,564	1,950,975
Senior PLC	209,639	802,599
Serco Group PLC[b]	410,229	635,195
Severn Trent PLC	73,126	2,049,944
Shaftesbury PLC	64,403	846,688
Shire PLC	281,469	13,908,241
SIG PLC	291,761	668,341
Sirius Minerals PLC[a,b]	1,422,096	506,111
Sky PLC[b]	294,849	3,692,269
Smith & Nephew PLC	251,887	4,753,153
Smiths Group PLC	108,957	2,273,072
SOCO International PLC	191,235	295,853
Sophos Group PLC[c]	131,942	1,088,069
Spectris PLC	38,714	1,316,103
Spirax-Sarco Engineering PLC	22,253	1,669,625
Spire Healthcare Group PLC[c]	160,611	633,452
Sports Direct International PLC[a,b]	100,945	530,034

105

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
SSE PLC	310,313	$5,694,951
SSP Group PLC	181,980	1,413,714
ST Modwen Properties PLC	127,006	642,080
St. James’s Place PLC	167,865	2,623,727
Stagecoach Group PLC	237,652	526,404
Standard Chartered PLC[b]	1,022,443	10,188,585
Standard Life Aberdeen PLC	812,187	4,635,583
Stobart Group Ltd.	240,183	902,313
Stock Spirits Group PLC	251,704	842,311
SuperGroup PLC	24,836	611,467
Synthomer PLC	112,281	730,310
TalkTalk Telecom Group PLC[a]	240,747	682,560
Tate & Lyle PLC	163,312	1,402,066
Taylor Wimpey PLC	1,021,560	2,706,380
Ted Baker PLC	15,829	582,258
Telford Homes PLC	143,501	783,211
Tesco PLC	2,537,242	6,111,969
Thomas Cook Group PLC	535,555	852,006
TP ICAP PLC	186,165	1,346,102
Travis Perkins PLC	73,818	1,490,005
TUI AG	144,433	2,608,479
Tullow Oil PLC[b]	445,274	1,076,169
UBM PLC	112,148	1,047,702
UDG Healthcare PLC	90,435	1,110,262
Ultra Electronics Holdings PLC	34,293	830,639
Unilever PLC	397,478	22,535,753
UNITE Group PLC (The)	75,171	701,758
United Utilities Group PLC	202,134	2,235,972
Vectura Group PLC[a,b]	360,968	479,348
Vesuvius PLC	105,259	821,899
Victrex PLC	30,506	971,441
Virgin Money Holdings UK PLC	110,399	427,792
Vodafone Group PLC	8,050,476	23,049,010
Weir Group PLC (The)	68,321	1,771,897
WH Smith PLC	40,320	1,096,025
Whitbread PLC	53,680	2,632,533
William Hill PLC	288,906	991,359
Wm Morrison Supermarkets PLC	638,841	1,901,999
Workspace Group PLC	51,292	602,802
Worldpay Group PLC[c]	638,725	3,443,673
WPP PLC	384,686	6,814,660

		956,180,759

TOTAL COMMON STOCKS (Cost: $6,690,245,792)		7,656,461,037

Security	Shares	Value
INVESTMENT COMPANIES — 0.18%

RUSSIA — 0.18%
iShares MSCI Russia Capped ETF[a,f]	424,715	$14,053,819

		14,053,819

TOTAL INVESTMENT COMPANIES (Cost: $12,675,397)		14,053,819

PREFERRED STOCKS — 1.15%

BRAZIL — 0.56%
Banco Bradesco SA, Preference Shares	954,019	10,113,678
Bradespar SA, Preference Shares	83,500	612,591
Braskem SA Class A, Preference Shares	58,500	936,329
Centrais Eletricas Brasileiras SA Class B, Preference Shares	77,100	597,220
Cia. Brasileira de Distribuicao, Preference Shares	51,400	1,197,267
Cia. Energetica de Minas Gerais, Preference Shares	254,002	600,191
Cia. Paranaense de Energia Class B, Preference Shares	45,500	347,577
Gerdau SA, Preference Shares	298,800	1,000,156
Itau Unibanco Holding SA, Preference Shares	1,004,860	12,916,491
Itausa-Investimentos Itau SA, Preference Shares	1,235,814	3,959,017
Lojas Americanas SA, Preference Shares	269,020	1,445,694
Metalurgica Gerdau SA, Preference Shares	236,200	368,955
Petroleo Brasileiro SA, Preference Shares	1,233,000	6,320,758
Randon SA Implemetos e Participacoes, Preference Shares	169,925	362,045
Suzano Papel e Celulose SA Class A, Preference Shares	149,000	925,969
Telefonica Brasil SA, Preference Shares	134,700	2,079,371

		43,783,309
CHILE — 0.03%
Embotelladora Andina SA Class B, Preference Shares	70,607	362,321
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	31,192	1,864,785

		2,227,106
COLOMBIA — 0.02%
Bancolombia SA, Preference Shares	144,430	1,376,426
Grupo Aval Acciones y Valores SA, Preference Shares	1,239,030	515,074

		1,891,500
GERMANY — 0.34%
Bayerische Motoren Werke AG, Preference Shares	13,146	1,147,357
Draegerwerk AG & Co. KGaA, Preference Shares	5,165	593,573
Fuchs Petrolub SE, Preference Shares	19,244	1,080,450
Henkel AG & Co. KGaA, Preference Shares	51,497	7,228,967
Jungheinrich AG, Preference Shares	17,376	789,242
Porsche Automobil Holding SE, Preference Shares	44,125	3,202,947
Sartorius AG, Preference Shares[a]	11,591	1,080,370
Schaeffler AG, Preference Shares	51,914	821,583
Volkswagen AG, Preference Shares	56,541	10,268,733

		26,213,222
ITALY — 0.03%
Intesa Sanpaolo SpA, Preference Shares	330,383	1,042,254

106

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Security	Shares	Value
Telecom Italia SpA/Milano, Preference Shares	1,738,868	$1,236,686

		2,278,940
SOUTH KOREA — 0.17%
AmorePacific Corp., Preference Shares	3,031	482,915
Hyundai Motor Co., Preference Shares	4,498	413,526
Hyundai Motor Co. Series 2, Preference Shares	9,706	978,960
LG Chem Ltd., Preference Shares	2,014	466,491
LG Household & Health Care Ltd., Preference Shares	541	316,289
Samsung Electronics Co. Ltd., Preference Shares	5,532	11,060,544

		13,718,725

TOTAL PREFERRED STOCKS (Cost: $74,313,090)		90,112,802

RIGHTS — 0.01%

BRAZIL — 0.00%
Cia. Energetica de Minas Gerais (Expires 11/29/17)[b]	40,354	14,309

		14,309
INDIA — 0.00%
Karur Vysya Bank Ltd. (The) (Expires 11/10/17)[b]	44,330	30,798

		30,798
SOUTH KOREA — 0.00%
Hyundai Construction Equipment Co. Ltd. (Expires 11/14/17)[b]	268	23,802
Hyundai Electric & Energy System Co. Ltd. (Expires 11/11/17)[b]	280	12,496

		36,298
SPAIN — 0.01%
Banco Standander SA (Expires 11/01/17)[b]	5,027,580	240,132
Ferrovial SA (Expires 11/13/17)[b]	153,817	74,005
Liberbank SA (Expires 11/10/17)[a,b]	300,415	108,141

		422,278

TOTAL RIGHTS (Cost: $425,887)		503,683

WARRANTS — 0.00%

MALAYSIA — 0.00%
UMW Oil & Gas Corp. Bhd (Expires 10/18/24)[b]	1,233,230	53,891

		53,891

TOTAL WARRANTS (Cost: $0)		53,891

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.75%

MONEY MARKET FUNDS — 2.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[f,g,h]	207,711,557	$207,753,099
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[f,g]	6,682,230	6,682,230

		214,435,329

TOTAL SHORT-TERM INVESTMENTS
(Cost: $214,434,322)		214,435,329

TOTAL INVESTMENTS IN SECURITIES — 102.27%
(Cost: $6,992,094,488)		7,975,620,561
Other Assets, Less Liabilities — (2.27)%		(176,706,305)

NET ASSETS — 100.00%		$7,798,914,257

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Schedule 1.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	198,823,753	8,887,804[a]	—	207,711,557	$207,753,099	$(6,586)	$(15,164)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	167,169,319	—	(160,487,089)[a]	6,682,230	6,682,230	—	—	31,825
iShares MSCI Russia Capped ETF	424,715	—	—	424,715	14,053,819	—	1,350,594	—

					$228,489,148	$(6,586)	$1,335,430	$31,825

[a]	Net of shares purchased and sold.

107

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2017

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
MSCI EAFE E-Mini	232	Dec 2017	$23,286	$645,197
MSCI Emerging Markets E-Mini	155	Dec 2017	8,713	285,047

Total				$930,244

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the consolidated schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,654,838,977	$1,340,341	$281,719	$7,656,461,037
Investment companies	14,053,819	—	—	14,053,819
Preferred stocks	90,112,802	—	—	90,112,802
Rights	467,385	36,298	—	503,683
Warrants	53,891	—	—	53,891
Money market funds	214,435,329	—	—	214,435,329

Total	$7,973,962,203	$1,376,639	$281,719	$7,975,620,561

Derivative financial instruments[a]:
Assets:
Futures contracts	$930,244	$—	$—	$930,244

Total	$930,244	$—	$—	$930,244

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

108

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

October 31, 2017

Security	Shares	Value

INVESTMENT COMPANIES — 99.99%

EXCHANGE-TRADED FUNDS — 99.99%
iShares MSCI ACWI ETF[a]	61,420	$4,317,826

		4,317,826

TOTAL INVESTMENT COMPANIES (Cost: $3,805,175)		4,317,826

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares 1.00%[a,b]	2,150	2,150

		2,150

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,150)		2,150

TOTAL INVESTMENTS IN SECURITIES — 100.04% (Cost: $3,807,325)		4,319,976
Other Assets, Less Liabilities — (0.04)%		(1,597)

NET ASSETS — 100.00%		$4,318,379

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	1,078	1,072[a]	—	2,150	$2,150	$—	$—	$5
iShares MSCI ACWI ETF	40,691	20,836	(107)	61,420	4,317,826	98	203,007	—

					$4,319,976	$98	$203,007	$5

[a]	Net of shares purchased and sold.

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

October 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	639,000	JPY	72,212,000	MS	11/02/2017	$3,918
BRL	116,000	USD	35,399	MS	11/03/2017	61
CHF	110,000	USD	110,201	MS	11/03/2017	65
CLP	5,264,000	USD	8,266	MS	11/03/2017	5
DKK	164,000	USD	25,629	MS	11/03/2017	45
EUR	393,000	USD	457,111	MS	11/03/2017	699
GBP	184,000	USD	242,742	MS	11/03/2017	1,644
HKD	12,000	USD	1,538	MS	11/03/2017	1
ILS	12,000	USD	3,402	MS	11/03/2017	6
INR	2,741,000	USD	42,269	MS	11/03/2017	53
KRW	101,670,000	USD	90,396	MS	11/03/2017	379
SGD	24,000	USD	17,607	MS	11/03/2017	—
TWD	2,373,000	USD	78,660	MS	11/03/2017	35
USD	94,654	AUD	121,000	MS	11/03/2017	2,047
USD	36,190	BRL	116,000	MS	11/03/2017	730
USD	134,761	CAD	168,000	MS	11/03/2017	4,536
USD	113,367	CHF	110,000	MS	11/03/2017	3,101
USD	26,029	DKK	164,000	MS	11/03/2017	355
USD	464,061	EUR	393,000	MS	11/03/2017	6,251
USD	247,320	GBP	184,000	MS	11/03/2017	2,934
USD	33,238	MXN	622,000	MS	11/03/2017	795
USD	9,704	NOK	77,000	MS	11/03/2017	277
USD	2,158	NZD	3,000	MS	11/03/2017	105
USD	13,523	RUB	788,000	MS	11/03/2017	49
USD	40,646	SEK	330,000	MS	11/03/2017	1,226
USD	17,666	SGD	24,000	MS	11/03/2017	59
USD	5,828	TRY	21,000	MS	11/03/2017	296
USD	31,449	ZAR	428,000	MS	11/03/2017	1,183
BRL	2,000	USD	608	MS	12/04/2017	1
GBP	1,000	USD	1,329	MS	12/04/2017	1
HKD	8,000	USD	1,026	MS	12/04/2017	—
SEK	2,000	USD	239	MS	12/04/2017	—
USD	97,310	AUD	127,000	MS	12/04/2017	142
USD	36,808	BRL	120,000	MS	12/04/2017	275
USD	135,553	CAD	174,000	MS	12/04/2017	641
USD	2,010	CHF	2,000	MS	12/04/2017	2
USD	8,522	CLP	5,410,000	MS	12/04/2017	24
USD	784	DKK	5,000	MS	12/04/2017	—
USD	16,336	EUR	14,000	MS	12/04/2017	1
USD	148,381	HKD	1,157,000	MS	12/04/2017	15
USD	284	ILS	1,000	MS	12/04/2017	—
USD	108	INR	7,000	MS	12/04/2017	—
USD	340,950	JPY	38,688,000	MS	12/04/2017	255
USD	4,557	KRW	5,091,000	MS	12/04/2017	3
USD	15,856	MXN	305,000	MS	12/04/2017	34
USD	9,443	NOK	77,000	MS	12/04/2017	9

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

October 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	2,054	NZD	3,000	MS	12/04/2017	$2
USD	13,504	RUB	784,000	MS	12/04/2017	133
USD	39,582	SEK	330,000	MS	12/04/2017	96
USD	734	SGD	1,000	MS	12/04/2017	—
USD	4,981	TRY	19,000	MS	12/04/2017	21
USD	3,926	TWD	118,000	MS	12/04/2017	3
USD	29,441	ZAR	417,000	MS	12/04/2017	111

						32,624

JPY	72,212,000	USD	635,527	MS	11/02/2017	(445)
AUD	121,000	USD	92,746	MS	11/03/2017	(140)
BRL	116,000	USD	35,743	MS	11/03/2017	(283)
CAD	168,000	USD	130,871	MS	11/03/2017	(646)
CLP	5,264,000	USD	8,296	MS	11/03/2017	(25)
HKD	1,157,000	USD	148,331	MS	11/03/2017	(25)
MXN	622,000	USD	32,528	MS	11/03/2017	(84)
NOK	77,000	USD	9,437	MS	11/03/2017	(10)
NZD	3,000	USD	2,055	MS	11/03/2017	(2)
RUB	788,000	USD	13,645	MS	11/03/2017	(171)
SEK	330,000	USD	39,517	MS	11/03/2017	(96)
TRY	21,000	USD	5,585	MS	11/03/2017	(52)
USD	35,399	BRL	116,000	MS	11/03/2017	(61)
USD	16,523	CLP	10,528,000	MS	11/03/2017	(19)
USD	149,816	HKD	1,169,000	MS	11/03/2017	(28)
USD	3,404	ILS	12,000	MS	11/03/2017	(4)
USD	41,728	INR	2,741,000	MS	11/03/2017	(594)
USD	86,179	KRW	98,822,000	JPM	11/03/2017	(2,053)
USD	2,486	KRW	2,848,000	MS	11/03/2017	(57)
USD	78,149	TWD	2,373,000	MS	11/03/2017	(546)
ZAR	428,000	USD	30,420	MS	11/03/2017	(154)
JPY	96,000	USD	845	MS	12/04/2017	—
MXN	3,000	USD	156	MS	12/04/2017	—
RUB	2,000	USD	34	MS	12/04/2017	—
USD	110,413	CHF	110,000	MS	12/04/2017	(70)
USD	25,673	DKK	164,000	MS	12/04/2017	(44)
USD	457,830	EUR	393,000	MS	12/04/2017	(714)
USD	250,918	GBP	190,000	MS	12/04/2017	(1,651)
USD	7,565	HKD	59,000	MS	12/04/2017	(1)
USD	3,405	ILS	12,000	MS	12/04/2017	(6)
USD	44,416	INR	2,891,000	MS	12/04/2017	(120)
USD	89,831	KRW	101,046,000	MS	12/04/2017	(555)
USD	489	NOK	4,000	MS	12/04/2017	(1)
USD	341	RUB	20,000	MS	12/04/2017	—
USD	1,436	SEK	12,000	MS	12/04/2017	—
USD	17,610	SGD	24,000	MS	12/04/2017	(1)
USD	261	TRY	1,000	MS	12/04/2017	—
USD	77,781	TWD	2,344,000	MS	12/04/2017	(146)
USD	2,602	ZAR	37,000	MS	12/04/2017	(1)

						(8,805)

			Net unrealized appreciation			$23,819

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

October 31, 2017

Counterparties:

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$4,317,826	$—	$—	$4,317,826
Money market funds	2,150	—	—	2,150

Total	$4,319,976	$—	$—	$4,319,976

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$32,624	$—	$32,624
Liabilities:
Forward currency contracts	—	(8,805)	—	(8,805)

Total	$—	$23,819	$—	$23,819

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

112

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

October 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.03%

EXCHANGE-TRADED FUNDS — 100.03%
iShares MSCI ACWI ex U.S. ETF[a,b]	1,938,990	$95,553,428

		95,553,428

TOTAL INVESTMENT COMPANIES (Cost: $82,695,710)		95,553,428

SHORT-TERM INVESTMENTS — 5.64%

MONEY MARKET FUNDS — 5.64%
BlackRock Cash Funds: Institutional, SL Agency Shares 1.31%[a,c,d]	4,184,508	4,185,345
BlackRock Cash Funds: Treasury, SL Agency Shares 1.00%[a,c]	1,202,410	1,202,410

		5,387,755

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,388,169)		5,387,755

TOTAL INVESTMENTS IN SECURITIES — 105.67% (Cost: $88,083,879)		100,941,183
Other Assets, Less Liabilities — (5.67)%		(5,415,854)

NET ASSETS — 100.00%		$95,525,329

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	969,709	3,214,799[a]	—	4,184,508	$4,185,345	$(65)	$(414)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,202,410[a]	—	1,202,410	1,202,410	—	—	561
iShares MSCI ACWI ex U.S. ETF	1,832,783	193,630	(87,423)	1,938,990	95,553,428	638,665	3,240,622	—

					$100,941,183	$638,600	$3,240,208	$561

[a]	Net of shares purchased and sold.

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

October 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	29,186,833	JPY	3,298,188,000	MS	11/02/2017	$180,298
BRL	5,327,000	USD	1,625,622	MS	11/03/2017	2,783
CHF	5,075,000	USD	5,084,278	MS	11/03/2017	2,990
CLP	242,032,000	USD	380,075	MS	11/03/2017	209
DKK	7,520,000	USD	1,175,184	MS	11/03/2017	2,043
EUR	18,077,000	USD	21,025,937	MS	11/03/2017	32,132
GBP	8,445,000	USD	11,141,076	MS	11/03/2017	75,465
HKD	538,000	USD	68,932	MS	11/03/2017	29
ILS	572,000	USD	162,159	MS	11/03/2017	288
INR	125,649,000	USD	1,937,723	MS	11/03/2017	2,363
KRW	4,681,972,000	USD	4,162,781	MS	11/03/2017	17,471
SGD	1,091,000	USD	800,377	MS	11/03/2017	6
TWD	108,887,000	USD	3,609,434	MS	11/03/2017	1,571
USD	4,358,938	AUD	5,571,000	MS	11/03/2017	95,214
USD	1,662,447	BRL	5,327,000	MS	11/03/2017	34,042
USD	6,199,131	CAD	7,730,000	MS	11/03/2017	207,241
USD	5,228,685	CHF	5,075,000	MS	11/03/2017	141,417
USD	16,666	CLP	10,439,000	MS	11/03/2017	264
USD	1,193,491	DKK	7,520,000	MS	11/03/2017	16,264
USD	21,345,963	EUR	18,077,000	MS	11/03/2017	287,894
USD	11,178,518	GBP	8,319,000	MS	11/03/2017	129,330
USD	6,852	ILS	24,000	MS	11/03/2017	36
USD	1,512,892	MXN	28,330,000	MS	11/03/2017	35,197
USD	447,157	NOK	3,548,000	MS	11/03/2017	12,768
USD	104,255	NZD	145,000	MS	11/03/2017	5,034
USD	622,597	RUB	36,258,000	MS	11/03/2017	2,641
USD	1,869,740	SEK	15,182,000	MS	11/03/2017	56,144
USD	806,876	SGD	1,096,000	MS	11/03/2017	2,825
USD	264,272	TRY	953,000	MS	11/03/2017	13,203
USD	104,725	TWD	3,148,000	MS	11/03/2017	329
USD	1,445,371	ZAR	19,661,000	MS	11/03/2017	55,045
BRL	110,000	USD	33,435	MS	12/04/2017	54
GBP	59,000	USD	78,385	MS	12/04/2017	44
HKD	466,000	USD	59,757	MS	12/04/2017	—
ILS	1,000	USD	284	MS	12/04/2017	—
SEK	121,000	USD	14,475	MS	12/04/2017	3
USD	4,496,185	AUD	5,868,000	MS	12/04/2017	6,579

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

October 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	1,710,276	BRL	5,576,000	MS	12/04/2017	$12,708
USD	6,251,753	CAD	8,025,000	MS	12/04/2017	29,522
USD	129,673	CHF	129,000	MS	12/04/2017	107
USD	393,503	CLP	249,811,000	MS	12/04/2017	1,113
USD	47,989	DKK	306,000	MS	12/04/2017	4
USD	877,477	EUR	752,000	MS	12/04/2017	59
USD	6,831,292	HKD	53,267,000	MS	12/04/2017	675
USD	3,980	ILS	14,000	MS	12/04/2017	—
USD	15,779,455	JPY	1,790,516,000	MS	12/04/2017	11,805
USD	222,646	KRW	248,756,000	MS	12/04/2017	135
USD	733,739	MXN	14,114,000	MS	12/04/2017	1,580
USD	435,121	NOK	3,548,000	MS	12/04/2017	428
USD	97,885	NZD	143,000	MS	12/04/2017	87
USD	621,118	RUB	36,059,000	MS	12/04/2017	6,112
USD	1,821,003	SEK	15,182,000	MS	12/04/2017	4,416
USD	54,327	SGD	74,000	MS	12/04/2017	27
USD	232,283	TRY	886,000	MS	12/04/2017	980
USD	192,522	TWD	5,787,000	MS	12/04/2017	132
USD	1,353,384	ZAR	19,169,000	MS	12/04/2017	5,107

						1,494,213

JPY	3,322,626,000	USD	29,241,924	MS	11/02/2017	(20,465)
USD	214,723	JPY	24,438,000	MS	11/02/2017	(202)
AUD	5,571,000	USD	4,270,145	MS	11/03/2017	(6,421)
BRL	5,327,000	USD	1,641,216	MS	11/03/2017	(12,812)
CAD	7,730,000	USD	6,021,672	MS	11/03/2017	(29,782)
CLP	242,032,000	USD	381,453	MS	11/03/2017	(1,169)
HKD	53,267,000	USD	6,829,015	MS	11/03/2017	(1,164)
MXN	28,526,000	USD	1,491,673	MS	11/03/2017	(3,754)
NOK	3,548,000	USD	434,826	MS	11/03/2017	(438)
NZD	145,000	USD	99,392	MS	11/03/2017	(171)
RUB	36,258,000	USD	627,838	MS	11/03/2017	(7,881)
SEK	15,182,000	USD	1,818,029	MS	11/03/2017	(4,433)
SGD	5,000	USD	3,689	MS	11/03/2017	(21)
TRY	953,000	USD	253,106	MS	11/03/2017	(2,037)
USD	1,625,622	BRL	5,327,000	MS	11/03/2017	(2,783)
USD	743,343	CLP	473,625,000	MS	11/03/2017	(823)
USD	165,530	GBP	126,000	MS	11/03/2017	(1,821)
USD	6,895,439	HKD	53,805,000	MS	11/03/2017	(1,373)
USD	155,429	ILS	548,000	MS	11/03/2017	(202)
USD	1,913,766	INR	125,649,000	MS	11/03/2017	(26,320)
USD	3,725,088	KRW	4,271,558,000	JPM	11/03/2017	(88,730)
USD	360,964	KRW	410,414,000	MS	11/03/2017	(5,470)
USD	10,195	MXN	196,000	MS	11/03/2017	(29)
USD	3,482,416	TWD	105,739,000	MS	11/03/2017	(24,192)
ZAR	19,661,000	USD	1,397,169	MS	11/03/2017	(6,843)
AUD	11,000	USD	8,424	MS	12/04/2017	(8)
CAD	13,000	USD	10,081	MS	12/04/2017	(2)
CHF	26,000	USD	26,140	MS	12/04/2017	(26)
EUR	29,000	USD	33,837	MS	12/04/2017	(1)
INR	13,000	USD	200	MS	12/04/2017	—
JPY	8,525,000	USD	75,077	MS	12/04/2017	(4)
MXN	166,000	USD	8,628	MS	12/04/2017	(17)
NZD	2,000	USD	1,369	MS	12/04/2017	(1)
RUB	187,000	USD	3,190	MS	12/04/2017	(1)
SGD	6,000	USD	4,405	MS	12/04/2017	(2)
USD	5,094,042	CHF	5,075,000	MS	12/04/2017	(3,234)
USD	1,177,219	DKK	7,520,000	MS	12/04/2017	(2,034)
USD	21,059,036	EUR	18,077,000	MS	12/04/2017	(32,837)
USD	11,599,539	GBP	8,783,000	MS	12/04/2017	(75,791)
USD	383,908	HKD	2,994,000	MS	12/04/2017	(23)

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

October 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	162,309	ILS	572,000	MS	12/04/2017	$(293)
USD	2,055,882	INR	133,815,000	MS	12/04/2017	(5,506)
USD	4,135,765	KRW	4,652,115,000	MS	12/04/2017	(25,526)
USD	20,796	NOK	170,000	MS	12/04/2017	(32)
USD	684	NZD	1,000	MS	12/04/2017	—
USD	19,639	RUB	1,152,000	MS	12/04/2017	(9)
USD	78,372	SEK	655,000	MS	12/04/2017	(1)
USD	800,518	SGD	1,091,000	MS	12/04/2017	(45)
USD	14,085	TRY	54,000	MS	12/04/2017	(13)
USD	3,580,601	TWD	107,905,000	MS	12/04/2017	(6,726)
USD	125,099	ZAR	1,779,000	MS	12/04/2017	(29)

						(401,497)

Net unrealized appreciation						$1,092,716

Counterparties:

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

October 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$95,553,428	$—	$—	$95,553,428
Money market funds	5,387,755	—	—	5,387,755

Total	$100,941,183	$—	$—	$100,941,183

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$1,494,213	$—	$1,494,213
Liabilities:
Forward currency contracts	—	(401,497)	—	(401,497)

Total	$—	$1,092,716	$—	$1,092,716

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

117

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.14%

EXCHANGE-TRADED FUNDS — 100.14%
iShares MSCI EAFE ETF[a]	64,261,479	$4,474,526,783

		4,474,526,783

TOTAL INVESTMENT COMPANIES
(Cost: $4,085,278,577)		4,474,526,783

SHORT-TERM INVESTMENTS — 0.30%

MONEY MARKET FUNDS — 0.30%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,b]	13,331,505	13,331,505

		13,331,505

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,331,505)		13,331,505

TOTAL INVESTMENTS IN SECURITIES — 100.44%
(Cost: $4,098,610,082)		4,487,858,288
Other Assets, Less Liabilities — (0.44)%		(19,839,811)

NET ASSETS — 100.00%		$4,468,018,477

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	4,637,630	8,693,875	[a]	—	13,331,505	$13,331,505	$—	$—	$8,606
iShares MSCI EAFE ETF	64,434,454	5,791,564		(5,964,539)	64,261,479	4,474,526,783	48,528,038	118,608,145	—

						$4,487,858,288	$48,528,038	$118,608,145	$8,606

[a]	Net of shares purchased and sold.

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

October 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	342,180,000	USD	342,488,239	MS	11/02/2017	$497,778
DKK	507,131,000	USD	79,137,823	RBS	11/02/2017	247,141
EUR	1,191,918,000	USD	1,383,935,990	SSB	11/02/2017	4,469,098
GBP	2,731,000	USD	3,571,652	BNP	11/02/2017	55,526
GBP	5,687,000	USD	7,509,126	BOA	11/02/2017	44,063
GBP	32,000	USD	42,110	MS	11/02/2017	390
GBP	13,000	USD	17,265	NAB	11/02/2017	1
GBP	1,164,000	USD	1,527,852	NSI	11/02/2017	18,114
GBP	570,977,000	USD	752,265,055	SSB	11/02/2017	6,078,051
HKD	1,114,779,000	USD	142,886,146	MS	11/02/2017	8,591
ILS	38,633,000	USD	10,951,337	HSBC	11/02/2017	20,051
NOK	239,182,000	USD	29,235,180	HSBC	11/02/2017	47,631
SEK	1,023,869,000	USD	122,291,915	CITI	11/02/2017	10,021
SGD	3,000	USD	2,200	SSB	11/02/2017	1
SGD	148,000	USD	108,497	TDB	11/02/2017	79
SGD	348,000	USD	255,224	TNTC	11/02/2017	76
USD	6,514,223	AUD	8,355,000	BNP	11/02/2017	119,725
USD	285,100,928	AUD	364,522,000	MS	11/02/2017	6,114,067
USD	5,894,795	AUD	7,574,000	NAB	11/02/2017	98,035
USD	502,325	AUD	642,000	RBS	11/02/2017	10,971
USD	196,778	AUD	253,000	TNTC	11/02/2017	3,145
USD	1,595,368	AUD	2,083,000	UBS	11/02/2017	1,144
USD	705,845,633	CHF	694,217,000	MS	11/02/2017	9,993,380
USD	2,924,746	DKK	18,384,000	BNP	11/02/2017	46,962
USD	75,566,370	DKK	476,431,000	BOA	11/02/2017	987,103
USD	326,328	DKK	2,057,000	HSBC	11/02/2017	4,331
USD	2,017,842	DKK	12,701,000	NSI	11/02/2017	29,660
USD	272,562	DKK	1,718,000	SSB	11/02/2017	3,631
USD	431,929	DKK	2,759,000	UBS	11/02/2017	42
USD	20,616,982	EUR	17,376,000	BNP	11/02/2017	376,557
USD	7,511,981	EUR	6,448,000	BOA	11/02/2017	1,032
USD	80,074,111	EUR	67,697,000	JPM	11/02/2017	1,217,295
USD	1,431,250	EUR	1,213,000	NAB	11/02/2017	18,287
USD	953,164	EUR	806,000	NSI	11/02/2017	14,296
USD	10,029,902	EUR	8,496,000	RBS	11/02/2017	133,340
USD	1,307,203,655	EUR	1,106,126,000	SSB	11/02/2017	18,733,335
USD	4,733,846	GBP	3,525,000	BNP	11/02/2017	52,117
USD	741,852,210	GBP	551,874,000	CBA	11/02/2017	8,880,753
USD	510,954	GBP	380,000	NAB	11/02/2017	6,257
USD	562,153	HKD	4,385,000	MS	11/02/2017	75
USD	48,271	ILS	169,000	BOA	11/02/2017	277
USD	11,161	ILS	39,000	JPM	11/02/2017	85
USD	26,060	ILS	91,000	MS	11/02/2017	217
USD	145,591	ILS	508,000	TNTC	11/02/2017	1,324
USD	29,924	ILS	105,000	UBS	11/02/2017	105
USD	14,614,007	JPY	1,640,669,000	BNP	11/02/2017	184,834

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

October 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	42,286,234	JPY	4,753,607,000	JPM	11/02/2017	$479,744
USD	1,688,755	JPY	189,421,000	NAB	11/02/2017	22,857
USD	3,046,345	JPY	343,552,000	NSI	11/02/2017	24,912
USD	926,723,565	JPY	104,207,954,000	RBS	11/02/2017	10,247,122
USD	19,076,337	JPY	2,155,413,000	SSB	11/02/2017	120,152
USD	2,470,735	NOK	19,656,000	BNP	11/02/2017	64,270
USD	27,224,506	NOK	216,403,000	BOA	11/02/2017	730,505
USD	377,457	NOK	2,986,000	MS	11/02/2017	11,884
USD	272,622	NOK	2,174,000	NSI	11/02/2017	6,462
USD	101,734	NOK	806,000	TNTC	11/02/2017	3,056
USD	81,215	NOK	652,000	UBS	11/02/2017	1,391
USD	86,593	NZD	125,000	NAB	11/02/2017	1,055
USD	163,083	NZD	229,000	NSI	11/02/2017	6,378
USD	11,304	NZD	16,000	RBS	11/02/2017	355
USD	4,242	NZD	6,000	TNTC	11/02/2017	136
USD	6,886,677	NZD	9,570,000	WBC	11/02/2017	337,925
USD	7,042,493	SEK	57,390,000	BNP	11/02/2017	187,213
USD	171,727	SEK	1,389,000	BOA	11/02/2017	5,810
USD	2,991,491	SEK	24,345,000	MS	11/02/2017	83,462
USD	128,286	SEK	1,039,000	NSI	11/02/2017	4,176
USD	128,648	SEK	1,055,000	RBS	11/02/2017	2,627
USD	70,786	SEK	577,000	SSB	11/02/2017	1,862
USD	1,234,391	SEK	10,026,000	TNTC	11/02/2017	36,777
USD	116,744,784	SEK	948,237,000	UBS	11/02/2017	3,477,149
USD	303,494	SGD	412,000	BNP	11/02/2017	1,242
USD	52,837,351	SGD	71,735,000	MS	11/02/2017	210,985
USD	743,685	SGD	1,007,000	NAB	11/02/2017	4,928
USD	939,859	SGD	1,278,000	SSB	11/02/2017	2,291
USD	145,738	SGD	198,000	TDB	11/02/2017	481
GBP	2,765,000	USD	3,672,817	SSB	12/04/2017	2,725
HKD	9,340,000	USD	1,197,700	MS	12/04/2017	2
SEK	6,008,000	USD	718,507	BNP	12/04/2017	374
USD	303,848,134	AUD	396,495,000	NAB	12/04/2017	489,866
USD	9,435,959	CHF	9,387,000	MS	12/04/2017	7,758
USD	3,343,748	DKK	21,321,000	BNP	12/04/2017	284
USD	60,418,828	EUR	51,779,000	BNP	12/04/2017	4,153
USD	137,531,645	HKD	1,072,403,000	MS	12/04/2017	13,580
USD	278,919	ILS	981,000	BNP	12/04/2017	52
USD	1,706	ILS	6,000	HSBC	12/04/2017	—
USD	79,075,757	JPY	8,973,683,000	JPM	12/04/2017	51,670
USD	2,444,568	JPY	277,582,000	MS	12/04/2017	124
USD	988,743,582	JPY	111,996,963,000	SSB	12/04/2017	2,475,422
USD	6,614,952	NZD	9,645,000	NSI	12/04/2017	18,735
USD	292,914	SEK	2,448,000	RBS	12/04/2017	1
USD	3,791,914	SGD	5,165,000	BNP	12/04/2017	1,895
USD	53,980,292	SGD	73,557,000	SSB	12/04/2017	4,991

						77,677,833

AUD	771,000	USD	600,654	BNP	11/02/2017	(10,570)
AUD	408,000	USD	319,650	CITI	11/02/2017	(7,387)
AUD	9,000	USD	7,048	MS	11/02/2017	(160)
AUD	380,477,000	USD	291,763,514	NAB	11/02/2017	(565,497)
AUD	15,000	USD	11,654	NSI	11/02/2017	(173)
AUD	1,749,000	USD	1,358,510	SSB	11/02/2017	(19,913)
CHF	355,954,000	USD	357,225,383	MS	11/02/2017	(432,921)
DKK	4,995,000	USD	792,040	NSI	11/02/2017	(10,136)

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

October 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
DKK	28,000	USD	4,455	SSB	11/02/2017	$(71)
DKK	3,451,000	USD	544,303	TNTC	11/02/2017	(4,093)
DKK	1,545,000	USD	244,423	UBS	11/02/2017	(2,572)
EUR	2,411,000	USD	2,825,458	NAB	11/02/2017	(17,006)
EUR	21,127,000	USD	24,894,892	SSB	11/02/2017	(285,116)
EUR	48,000	USD	56,381	TNTC	11/02/2017	(468)
GBP	753,000	USD	1,009,524	MS	11/02/2017	(9,427)
HKD	1,077,616,000	USD	138,155,780	MS	11/02/2017	(24,675)
ILS	80,000	USD	22,735	BOA	11/02/2017	(16)
ILS	117,000	USD	33,331	HSBC	11/02/2017	(104)
ILS	561,000	USD	159,976	SSB	11/02/2017	(657)
ILS	1,000	USD	286	UBS	11/02/2017	(2)
JPY	232,991,000	USD	2,066,820	NAB	11/02/2017	(17,737)
JPY	7,135,000	USD	63,482	NSI	11/02/2017	(732)
JPY	111,996,963,000	USD	987,409,857	SSB	11/02/2017	(2,431,509)
JPY	528,571,000	USD	4,696,710	TNTC	11/02/2017	(48,093)
JPY	1,124,404,000	USD	9,963,536	UBS	11/02/2017	(74,754)
JPY	347,252,000	USD	3,096,160	WBC	11/02/2017	(42,187)
NOK	10,000	USD	1,252	BNP	11/02/2017	(27)
NOK	480,000	USD	59,965	BOA	11/02/2017	(1,200)
NOK	13,000	USD	1,634	RBS	11/02/2017	(43)
NOK	1,136,000	USD	142,241	SSB	11/02/2017	(3,162)
NOK	2,445,000	USD	307,420	TNTC	11/02/2017	(8,081)
NOK	729,000	USD	91,840	UBS	11/02/2017	(2,589)
NZD	73,000	USD	52,742	BNP	11/02/2017	(2,788)
NZD	94,000	USD	67,220	MS	11/02/2017	(2,896)
NZD	20,000	USD	14,213	NAB	11/02/2017	(527)
NZD	9,645,000	USD	6,619,224	NSI	11/02/2017	(19,149)
NZD	29,000	USD	20,786	RBS	11/02/2017	(941)
NZD	45,000	USD	31,877	SSB	11/02/2017	(1,083)
NZD	91,000	USD	65,642	TNTC	11/02/2017	(3,371)
SEK	15,193,000	USD	1,866,909	BOA	11/02/2017	(52,094)
SEK	99,000	USD	12,187	MS	11/02/2017	(361)
SEK	24,000	USD	2,959	NSI	11/02/2017	(92)
SEK	4,873,000	USD	601,412	SSB	11/02/2017	(19,328)
SGD	734,000	USD	541,224	BNP	11/02/2017	(2,746)
SGD	476,000	USD	351,052	BOA	11/02/2017	(1,848)
SGD	227,000	USD	167,512	NAB	11/02/2017	(980)
SGD	73,561,000	USD	53,970,842	SSB	11/02/2017	(4,882)
SGD	2,000	USD	1,480	TDB	11/02/2017	(13)
USD	3,925,713	CHF	3,917,000	MS	11/02/2017	(513)
USD	483,219	DKK	3,100,000	NSI	11/02/2017	(2,047)
USD	8,515,705	EUR	7,342,000	NAB	11/02/2017	(36,620)
USD	17,986,138	GBP	13,605,000	BNP	11/02/2017	(83,343)
USD	1,565,903	GBP	1,180,000	JPM	11/02/2017	(1,314)
USD	4,594,985	GBP	3,501,000	SSB	11/02/2017	(54,868)
USD	9,653,828	GBP	7,292,000	UBS	11/02/2017	(31,042)
USD	280,425,641	HKD	2,188,010,000	MS	11/02/2017	(38,122)
USD	74,239	ILS	262,000	BNP	11/02/2017	(166)
USD	98,443	ILS	347,000	BOA	11/02/2017	(101)
USD	132,808	ILS	469,000	HSBC	11/02/2017	(384)
USD	37,399	ILS	132,000	MS	11/02/2017	(87)
USD	10,570,705	ILS	37,270,000	TNTC	11/02/2017	(13,605)
USD	5,528,684	JPY	630,008,000	BNP	11/02/2017	(12,040)
USD	2,784,729	JPY	316,692,000	SSB	11/02/2017	(478)
USD	161,219	NOK	1,318,000	UBS	11/02/2017	(143)
USD	34,869	NZD	51,000	NAB	11/02/2017	(30)
USD	636,164	SGD	869,000	SSB	11/02/2017	(1,353)
CHF	1,003,000	USD	1,008,415	MS	12/04/2017	(1,013)
JPY	333,786,000	USD	2,939,540	MS	12/04/2017	(152)
NZD	114,000	USD	78,046	NAB	12/04/2017	(82)
SGD	273,000	USD	200,381	SSB	12/04/2017	(57)

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

October 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	697,762	AUD	912,000	NAB	12/04/2017	$(9)
USD	343,977,777	CHF	342,987,000	MS	12/04/2017	(514,655)
USD	191,150	DKK	1,219,000	HSBC	12/04/2017	(8)
USD	210,888	DKK	1,345,000	MS	12/04/2017	(29)
USD	79,280,271	DKK	507,131,000	RBS	12/04/2017	(245,738)
USD	3,340,391	EUR	2,863,000	NAB	12/04/2017	(99)
USD	456,159	EUR	391,000	RBS	12/04/2017	(51)
USD	1,386,234,008	EUR	1,191,918,000	SSB	12/04/2017	(4,471,482)
USD	32,141,383	GBP	24,183,000	BNP	12/04/2017	(5,320)
USD	1,806,301	GBP	1,359,000	NAB	12/04/2017	(231)
USD	750,554,245	GBP	569,189,000	SSB	12/04/2017	(6,074,389)
USD	4,404,049	HKD	34,346,000	MS	12/04/2017	(261)
USD	10,988,086	ILS	38,724,000	HSBC	12/04/2017	(19,931)
USD	1,528,355	NOK	12,496,000	BNP	12/04/2017	(2,626)
USD	29,256,222	NOK	239,182,000	HSBC	12/04/2017	(47,792)
USD	70,926	NOK	579,000	RBS	12/04/2017	(11)
USD	34,852	NZD	51,000	NAB	12/04/2017	(27)
USD	5,513,873	SEK	46,083,000	BNP	12/04/2017	(143)
USD	122,498,716	SEK	1,023,869,000	CITI	12/04/2017	(11,314)
USD	132,808	SGD	181,000	MS	12/04/2017	(8)

						(15,805,861)

Net unrealized appreciation						$61,871,972

Counterparties:

BNP — BNP Paribas SA

BOA — Bank of America N.A.

CBA — Commonwealth Bank of Australia Sydney

CITI — Citibank N.A. London

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

NAB — National Australia Bank Limited

NSI — Nomura Securities International Inc.

RBS — Royal Bank of Scotland

SSB — State Street Bank London

TDB — Toronto Dominion Bank

TNTC — The Northern Trust Company

UBS — UBS AG London

WBC — Westpac Banking Corporation

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

October 31, 2017

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$4,474,526,783	$—	$—	$4,474,526,783
Money market funds	13,331,505	—	—	13,331,505

Total	$4,487,858,288	$—	$—	$4,487,858,288

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$77,677,833	$—	$77,677,833
Liabilities:
Forward currency contracts	—	(15,805,861)	—	(15,805,861)

Total	$—	$61,871,972	$—	$61,871,972

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

123

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.08%

EXCHANGE-TRADED FUNDS — 100.08%
iShares MSCI EAFE Small-Cap ETF[a]	121,931	$7,686,530

		7,686,530

TOTAL INVESTMENT COMPANIES (Cost: $6,984,510)		7,686,530

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares 1.00%[a,b]	3,856	3,856

		3,856

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,856)		3,856

TOTAL INVESTMENTS IN SECURITIES — 100.13% (Cost: $6,988,366)		7,690,386
Other Assets, Less Liabilities — (0.13)%		(10,296)

NET ASSETS — 100.00%		$7,680,090

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	5,575	—	(1,719)[a]	3,856	$3,856	$—	$—	$13
iShares MSCI EAFE Small-Cap ETF	168,120	2,655	(48,844)	121,931	7,686,530	510,932	(65,356)	—

					$7,690,386	$510,932	$(65,356)	$13

[a]	Net of shares purchased and sold.

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

October 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	341,000	USD	341,602	MS	11/02/2017	$201
DKK	816,000	USD	127,513	MS	11/02/2017	222
EUR	1,627,000	USD	1,892,303	MS	11/02/2017	2,908
GBP	2,016,000	USD	2,668,386	MS	11/02/2017	9,165
HKD	1,268,000	USD	162,526	MS	11/02/2017	8
ILS	287,000	USD	81,361	MS	11/02/2017	145
NOK	1,009,000	USD	123,321	MS	11/02/2017	210
SEK	3,160,000	USD	377,458	MS	11/02/2017	7
SGD	154,000	USD	112,977	MS	11/02/2017	1
USD	881,395	AUD	1,138,000	MS	11/02/2017	10,427
USD	693,548	CHF	682,000	MS	11/02/2017	9,941
USD	257,238	DKK	1,632,000	MS	11/02/2017	1,769
USD	3,816,520	EUR	3,254,000	MS	11/02/2017	26,099
USD	1,361,568	GBP	1,013,000	MS	11/02/2017	16,152
USD	81,523	ILS	287,000	MS	11/02/2017	17
USD	4,366,235	JPY	493,418,000	MS	11/02/2017	26,778
USD	127,156	NOK	1,009,000	MS	11/02/2017	3,625
USD	157,306	NZD	224,000	MS	11/02/2017	4,023
USD	389,202	SEK	3,160,000	MS	11/02/2017	11,737
USD	226,393	SGD	308,000	MS	11/02/2017	438
HKD	10,000	USD	1,282	MS	12/04/2017	—
SEK	6,000	USD	718	MS	12/04/2017	—
USD	471,996	AUD	616,000	MS	12/04/2017	695
USD	22,115	CHF	22,000	MS	12/04/2017	18
USD	4,391	DKK	28,000	MS	12/04/2017	—
USD	61,843	EUR	53,000	MS	12/04/2017	4
USD	161,334	HKD	1,258,000	MS	12/04/2017	16
USD	4,264	ILS	15,000	MS	12/04/2017	—
USD	2,316,112	JPY	262,812,000	MS	12/04/2017	1,736
USD	123,742	NOK	1,009,000	MS	12/04/2017	122
USD	82,826	NZD	121,000	MS	12/04/2017	74
USD	379,026	SEK	3,160,000	MS	12/04/2017	919
USD	3,671	SGD	5,000	MS	12/04/2017	2

						127,459

AUD	1,138,000	USD	872,421	MS	11/02/2017	(1,453)
CHF	341,000	USD	342,095	MS	11/02/2017	(292)
DKK	816,000	USD	127,748	MS	11/02/2017	(13)
EUR	1,627,000	USD	1,895,374	MS	11/02/2017	(164)
GBP	10,000	USD	13,430	MS	11/02/2017	(148)
HKD	1,258,000	USD	161,282	MS	11/02/2017	(29)
ILS	287,000	USD	81,523	MS	11/02/2017	(17)
JPY	493,418,000	USD	4,342,496	MS	11/02/2017	(3,039)

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

October 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
NOK	1,009,000	USD	123,655	MS	11/02/2017	$(124)
NZD	224,000	USD	153,442	MS	11/02/2017	(159)
SEK	3,160,000	USD	378,387	MS	11/02/2017	(923)
SGD	154,000	USD	113,036	MS	11/02/2017	(58)
USD	1,345,213	GBP	1,013,000	MS	11/02/2017	(203)
USD	323,743	HKD	2,526,000	MS	11/02/2017	(45)
USD	81,398	ILS	287,000	MS	11/02/2017	(107)
USD	123,321	NOK	1,009,000	MS	11/02/2017	(210)
USD	377,458	SEK	3,160,000	MS	11/02/2017	(7)
JPY	467,000	USD	4,113	MS	12/04/2017	—
SGD	1,000	USD	734	MS	12/04/2017	—
USD	342,279	CHF	341,000	MS	12/04/2017	(217)
USD	127,741	DKK	816,000	MS	12/04/2017	(221)
USD	1,895,395	EUR	1,627,000	MS	12/04/2017	(2,955)
USD	1,377,468	GBP	1,043,000	MS	12/04/2017	(9,003)
USD	7,181	HKD	56,000	MS	12/04/2017	—
USD	81,722	ILS	288,000	MS	12/04/2017	(147)
USD	4,159	NOK	34,000	MS	12/04/2017	(6)
USD	15,076	SEK	126,000	MS	12/04/2017	—
USD	112,997	SGD	154,000	MS	12/04/2017	(6)

						(19,546)

Net unrealized appreciation						$107,913

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

October 31, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$7,686,530	$—	$—	$7,686,530
Money market funds	3,856	—	—	3,856

Total	$7,690,386	$—	$—	$7,690,386

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$127,459	$—	$127,459
Liabilities:
Forward currency contracts	—	(19,546)	—	(19,546)

Total	$—	$107,913	$—	$107,913

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

127

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.24%

EXCHANGE-TRADED FUNDS — 100.24%
iShares MSCI Europe Small-Cap ETF[a]	52,705	$2,992,590

		2,992,590

TOTAL INVESTMENT COMPANIES		2,992,590
(Cost: $2,614,331)

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,b]	1,620	1,620

		1,620

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,620)		1,620

TOTAL INVESTMENTS IN SECURITIES — 100.29%		2,994,210
(Cost: $2,615,951)
Other Assets, Less Liabilities — (0.29)%		(8,644)

NET ASSETS — 100.00%		$2,985,566

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	637,809	—	(637,809)[a]	—	$—	$—	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	573	1,047[a]	—	1,620	1,620	—	—	3
iShares MSCI Europe Small-Cap ETF	26,084	27,113	(492)	52,705	2,992,590	591	146,031	—

					$2,994,210	$591	$146,031	$3

[a]	Net of shares purchased and sold.

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

October 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	230,000	USD	230,406	MS	11/02/2017	$136
DKK	551,000	USD	86,102	MS	11/02/2017	150
EUR	1,098,000	USD	1,277,043	MS	11/02/2017	1,962
GBP	1,359,000	USD	1,798,770	MS	11/02/2017	6,186
NOK	681,000	USD	83,233	MS	11/02/2017	142
SEK	2,133,000	USD	254,784	MS	11/02/2017	5
USD	467,780	CHF	460,000	MS	11/02/2017	6,696
USD	173,700	DKK	1,102,000	MS	11/02/2017	1,196
USD	2,575,607	EUR	2,196,000	MS	11/02/2017	17,598
USD	916,673	GBP	682,000	MS	11/02/2017	10,875
USD	85,823	NOK	681,000	MS	11/02/2017	2,449
USD	262,715	SEK	2,133,000	MS	11/02/2017	7,926
USD	17,089	CHF	17,000	MS	12/04/2017	14
USD	3,293	DKK	21,000	MS	12/04/2017	—
USD	54,842	EUR	47,000	MS	12/04/2017	3
USD	83,517	NOK	681,000	MS	12/04/2017	82
USD	255,842	SEK	2,133,000	MS	12/04/2017	620

						56,040

CHF	230,000	USD	230,738	MS	11/02/2017	(197)
DKK	551,000	USD	86,261	MS	11/02/2017	(9)
EUR	1,098,000	USD	1,279,115	MS	11/02/2017	(110)
GBP	5,000	USD	6,715	MS	11/02/2017	(74)
NOK	681,000	USD	83,458	MS	11/02/2017	(84)
SEK	2,133,000	USD	255,411	MS	11/02/2017	(623)
USD	905,662	GBP	682,000	MS	11/02/2017	(136)
USD	83,233	NOK	681,000	MS	11/02/2017	(142)
USD	254,784	SEK	2,133,000	MS	11/02/2017	(5)
USD	230,863	CHF	230,000	MS	12/04/2017	(147)
USD	86,727	DKK	554,000	MS	12/04/2017	(149)
USD	1,279,129	EUR	1,098,000	MS	12/04/2017	(1,995)
USD	939,060	GBP	711,000	MS	12/04/2017	(6,079)
USD	3,670	NOK	30,000	MS	12/04/2017	(5)
USD	12,204	SEK	102,000	MS	12/04/2017	—

						(9,755)

				Net unrealized appreciation		$46,285

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

October 31, 2017

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,992,590	$—	$—	$2,992,590
Money market funds	1,620	—	—	1,620

Total	$2,994,210	$—	$—	$2,994,210

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$56,040	$—	$56,040
Liabilities:
Forward currency contracts	—	(9,755)	—	(9,755)

Total	$—	$46,285	$—	$46,285

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

130

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.35%

AUSTRALIA — 7.47%
AGL Energy Ltd.	15,162	$293,776
Aristocrat Leisure Ltd.	12,322	222,498
ASX Ltd.	1,365	56,496
Australia & New Zealand Banking Group Ltd.	31,087	713,172
BlueScope Steel Ltd.	7,728	76,083
Challenger Ltd./Australia	7,392	75,382
Cochlear Ltd.	504	67,983
Commonwealth Bank of Australia	16,664	991,888
Computershare Ltd.	8,358	99,844
CSL Ltd.	6,699	713,608
Dexus	8,631	64,656
Goodman Group	18,648	119,534
James Hardie Industries PLC	3,276	49,961
LendLease Group	5,481	68,124
Macquarie Group Ltd.	3,927	296,135
Mirvac Group	27,909	51,572
National Australia Bank Ltd.	27,116	679,040
Qantas Airways Ltd.	6,363	30,005
South32 Ltd.	51,051	131,913

		4,801,670
AUSTRIA — 0.37%
OMV AG	3,045	182,968
Raiffeisen Bank International AGa	1,659	57,806

		240,774
BELGIUM — 0.55%
KBC Group NV	2,751	228,532
Solvay SA	609	90,491
Telenet Group Holding NVa	525	36,317

		355,340
CANADA — 8.01%
Bank of Montreal	6,459	495,185
BlackBerry Ltd.[a]	5,544	60,725
CAE Inc.	3,591	63,680
Canadian National Railway Co.	8,337	671,371
Canadian Tire Corp. Ltd. Class A	756	92,836
CCL Industries Inc. Class B	1,743	84,074
Dollarama Inc.	1,113	123,992
Industrial Alliance Insurance & Financial Services Inc.	1,113	50,474
Manulife Financial Corp.	20,811	418,771
Metro Inc.	1,659	52,263
National Bank of Canada	2,394	116,274
Onex Corp.	987	75,072
Open Text Corp.	2,583	90,388
Restaurant Brands International Inc.	2,562	165,653
Rogers Communications Inc. Class B	4,746	246,449
Royal Bank of Canada	14,901	1,165,979
Shaw Communications Inc. Class B	4,273	97,651
Shopify Inc. Class Aa,b	1,885	187,549

Security	Shares	Value
Thomson Reuters Corp.	3,591	$168,031
Toronto-Dominion Bank (The)	11,919	678,101
West Fraser Timber Co. Ltd.	735	44,741

		5,149,259
DENMARK — 1.44%
Coloplast A/S Class B	1,365	120,097
Danske Bank A/S	9,913	378,201
DSV A/S	2,439	188,626
Genmab A/Sa	498	100,573
H Lundbeck A/S	1,339	79,574
William Demant Holding A/Sa	1,974	56,955

		924,026
FINLAND — 0.91%
Metso OYJ	1,722	62,609
Orion OYJ Class B	2,226	91,280
Stora Enso OYJ Class R	6,489	101,522
UPM-Kymmene OYJ	5,229	157,161
Wartsila OYJ Abp	2,709	174,518

		587,090
FRANCE — 15.98%
Aeroports de Paris	441	74,287
Air Liquide SA	4,061	517,083
Airbus SE	7,791	796,430
Alstom SA	1,764	71,390
Arkema SA	525	66,328
Atos SE	1,738	270,093
BNP Paribas SA	12,159	949,597
Bouygues SA	2,982	143,176
Cie. Generale des Etablissements Michelin Class B	2,113	305,723
CNP Assurances	1,769	41,164
Credit Agricole SA	14,805	258,361
Dassault Aviation SA	21	32,757
Edenred	1,743	50,255
Eiffage SA	483	50,466
Eurofins Scientific SE	105	65,686
Hermes International	538	279,245
Imerys SA	399	36,344
Ipsen SA	882	106,653
Kering	1,701	779,752
Lagardere SCA	1,176	38,736
LVMH Moet Hennessy Louis Vuitton SE	5,355	1,597,630
Natixis SA	11,403	89,427
Peugeot SA	5,817	138,004
Remy Cointreau SA	273	35,460
Safran SA	3,297	347,327
Sanofi	11,521	1,091,025
SCOR SE	1,806	74,994
SEB SA	273	50,885
Societe Generale SA	10,185	567,148
Sodexo SA	1,071	136,307
STMicroelectronics NV	15,378	361,875
Thales SA	1,092	113,830
Valeo SA	2,730	184,776
Vinci SA	5,061	495,543

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

October 31, 2017

Security	Shares	Value
Wendel SA	336	$56,678

		10,274,435
GERMANY — 10.95%
adidas AG	2,746	611,160
Allianz SE Registered	4,704	1,092,423
Covestro AGc	2,525	242,262
Deutsche Boerse AG	2,341	241,844
Deutsche Post AG Registered	10,017	458,837
Fraport AG Frankfurt Airport Services Worldwide	756	71,742
Fresenius SE & Co. KGaA	2,877	240,340
Henkel AG & Co. KGaA	756	95,292
HOCHTIEF AGb	336	59,301
Infineon Technologies AG	14,754	403,996
Lanxess AG	819	64,001
Merck KGaA	1,407	150,616
Osram Licht AG	672	51,417
QIAGEN NV	2,898	98,158
SAP SE	12,281	1,397,197
Siemens AG Registered	12,109	1,728,031
Zalando SEa,c	651	32,576

		7,039,193
HONG KONG — 2.17%
ASM Pacific Technology Ltd.	6,300	91,652
BOC Hong Kong Holdings Ltd.	42,000	199,992
CLP Holdings Ltd.	10,500	106,793
Galaxy Entertainment Group Ltd.	21,000	142,929
Hang Lung Properties Ltd.	21,000	48,235
Jardine Strategic Holdings Ltd.	4,200	176,148
Kerry Properties Ltd.	10,500	47,239
Melco Resorts & Entertainment Ltd. ADR	3,045	76,978
MGM China Holdings Ltd.	8,400	18,928
MTR Corp. Ltd.	10,500	60,832
SJM Holdings Ltd.	21,000	18,034
Swire Properties Ltd.	8,400	28,370
Wharf Holdings Ltd. (The)	21,000	190,975
Wheelock & Co. Ltd.	21,000	146,159
Wynn Macau Ltd.	16,800	43,067

		1,396,331
IRELAND — 0.42%
CRH PLC	7,161	270,037

		270,037
ISRAEL — 0.62%
Azrieli Group Ltd.	525	29,631
Bank Leumi Le-Israel BM	17,626	97,480
Check Point Software Technologies Ltd.[a,b]	1,806	212,584
Elbit Systems Ltd.	189	28,024
Mizrahi Tefahot Bank Ltd.	1,848	33,349

		401,068

Security	Shares	Value
ITALY — 1.68%
CNH Industrial NV	16,317	$208,523
EXOR NV	1,701	109,086
Ferrari NV	2,268	271,873
Fiat Chrysler Automobiles NVa	14,301	247,234
Prysmian SpA	2,163	74,586
Recordati SpA	2,471	114,884
Tenaris SA	3,696	50,591

		1,076,777
JAPAN — 13.34%
Alps Electric Co. Ltd.	2,100	63,667
Asahi Glass Co. Ltd.	4,200	163,742
Asahi Kasei Corp.	21,000	253,005
Bandai Namco Holdings Inc.	2,100	71,614
Brother Industries Ltd.	3,700	89,187
Canon Inc.	12,600	470,490
Fujitsu Ltd.	21,000	162,337
Hitachi Chemical Co. Ltd.	2,100	59,417
Hitachi Construction Machinery Co. Ltd.	2,100	71,429
Idemitsu Kosan Co. Ltd.	2,100	60,895
IHI Corp.	2,100	75,125
JSR Corp.	2,100	40,437
Kansai Electric Power Co. Inc. (The)	10,500	142,997
Keikyu Corp.	2,100	43,227
Keyence Corp.	400	221,174
Kirin Holdings Co. Ltd.	10,500	249,910
Komatsu Ltd.	12,600	409,946
Konami Holdings Corp.	2,100	101,646
Lion Corp.	2,100	40,215
MINEBEA MITSUMI Inc.	4,200	76,216
MISUMI Group Inc.	2,100	57,291
Mitsubishi Chemical Holdings Corp.	16,800	174,091
Mitsubishi Gas Chemical Co. Inc.	3,400	82,554
Mitsubishi Motors Corp.	6,300	49,954
Mitsubishi UFJ Financial Group Inc.	115,500	775,048
Mitsui Chemicals Inc.	4,200	128,628
Mitsui OSK Lines Ltd.	2,100	63,760
Nintendo Co. Ltd.	300	115,639
Nippon Paint Holdings Co. Ltd.	2,100	73,555
Nitori Holdings Co. Ltd.	2,100	304,105
NSK Ltd.	4,200	59,694
Otsuka Holdings Co. Ltd.	2,100	87,452
Recruit Holdings Co. Ltd.	18,900	461,730
Resona Holdings Inc.	29,400	157,362
Rohm Co. Ltd.	2,100	193,312
Sekisui Chemical Co. Ltd.	2,100	42,063
Sharp Corp./Japan[a,b]	4,200	132,509
Shin-Etsu Chemical Co. Ltd.	6,300	660,327
SoftBank Group Corp.	8,400	735,323
Stanley Electric Co. Ltd.	2,100	76,974
Start Today Co. Ltd.	2,100	57,106
Sumitomo Corp.	10,500	150,944
Suzuki Motor Corp.	4,200	228,241
T&D Holdings Inc.	6,300	96,942
THK Co. Ltd.	2,100	76,142
Tokyo Electron Ltd.	2,100	365,093
Tosoh Corp.	3,700	79,386
Toyota Tsusho Corp.	2,100	75,772

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

October 31, 2017

Security	Shares	Value
Yaskawa Electric Corp.	4,200	$149,327

		8,577,000
NETHERLANDS — 6.70%
Akzo Nobel NV	3,738	338,525
Altice NV Class Aa	3,675	69,334
Altice NV Class Ba	1,575	29,705
ArcelorMittal[a]	4,434	127,146
ASML Holding NV	4,720	851,178
ING Groep NV	46,200	853,596
Koninklijke DSM NV	1,428	121,838
Koninklijke Philips NV	9,702	395,074
RELX NV	9,744	220,101
Unilever NV CVA	20,568	1,195,758
Wolters Kluwer NV	2,207	108,190

		4,310,445
NORWAY — 0.45%
DNB ASA	8,379	161,294
Norsk Hydro ASA	16,422	126,749

		288,043
PORTUGAL — 0.08%
Galp Energia SGPS SA	2,823	52,487

		52,487
SINGAPORE — 1.43%
CapitaLand Ltd.	27,300	73,540
City Developments Ltd.	4,200	39,891
DBS Group Holdings Ltd.	25,400	424,701
Genting Singapore PLC	105,000	94,025
Global Logistic Properties Ltd.	58,800	143,288
SATS Ltd.	6,300	21,734
Singapore Technologies Engineering Ltd.	16,800	42,912
UOL Group Ltd.	6,300	41,803
Yangzijiang Shipbuilding Holdings Ltd.	31,500	36,416

		918,310
SPAIN — 3.82%
Abertis Infraestructuras SA	7,023	151,930
Aena SME SAc	651	119,445
Amadeus IT Group SA	4,805	326,059
Banco Santander SA	166,726	1,130,986
Bankia SA	11,886	56,757
CaixaBank SA	63,210	295,871
Grifols SA	4,336	135,752
Mapfre SA	12,201	39,926
Repsol SA	10,507	196,883

		2,453,609

Security	Shares	Value
SWEDEN — 5.05%
Alfa Laval AB	5,082	$128,753
Atlas Copco AB Class A	10,794	473,441
Atlas Copco AB Class B	5,796	230,198
Boliden AB	3,528	123,474
Husqvarna AB Class B	5,712	55,811
Industrivarden AB Class C	2,583	66,397
Investor AB Class B	6,888	341,364
L E Lundbergforetagen AB Class B	483	37,703
Nordea Bank AB	36,645	442,972
Sandvik AB	21,819	398,496
Skandinaviska Enskilda Banken AB Class A	15,078	185,868
Skanska AB Class B	2,373	52,070
SKF AB Class B	4,368	101,585
Tele2 AB Class B	3,843	48,888
Volvo AB Class B	28,098	556,805

		3,243,825
SWITZERLAND — 5.05%
ABB Ltd. Registered	19,173	501,637
Adecco Group AG Registered	1,596	126,729
Baloise Holding AG Registered	567	89,475
Barry Callebaut AG Registered	21	32,802
Cie. Financiere Richemont SA Class A Registered	6,103	563,278
Dufry AG Registered[a]	378	56,313
EMS-Chemie Holding AG Registered	105	68,890
Geberit AG Registered	294	133,197
Julius Baer Group Ltd.	2,352	139,213
Lonza Group AG Registered	551	146,484
Partners Group Holding AG	252	169,635
Schindler Holding AG Participation Certificates	420	95,267
Schindler Holding AG Registered	21	4,641
Sika AG Bearer	42	311,166
Straumann Holding AG Registered	189	132,061
Swatch Group AG (The) Bearer	399	156,510
Swatch Group AG (The) Registered	231	17,427
Swiss Life Holding AG Registered	420	146,124
Zurich Insurance Group AG	1,155	352,827

		3,243,676
UNITED KINGDOM — 12.86%
3i Group PLC	15,225	194,295
Antofagasta PLC	5,649	71,603
Ashtead Group PLC	7,623	196,386
BAE Systems PLC	36,561	288,151
Berkeley Group Holdings PLC	1,281	63,638
British American Tobacco PLC	16,959	1,096,984
Bunzl PLC	2,751	85,667
Burberry Group PLC	3,633	91,761
Carnival PLC	2,499	164,633
Coca-Cola HBC AG	2,646	89,425
Compass Group PLC	13,350	293,046
Croda International PLC	760	42,227
Experian PLC	8,085	170,281
Ferguson PLC	2,524	176,470
G4S PLC	27,615	103,047
Glencore PLC	114,093	549,981
HSBC Holdings PLC	177,874	1,734,475
IMI PLC	3,276	53,162

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

October 31, 2017

Security	Shares	Value
InterContinental Hotels Group PLC	2,819	$156,179
Intertek Group PLC	1,554	111,952
Mondi PLC	5,040	121,877
Persimmon PLC	3,423	127,367
Prudential PLC	30,271	744,474
RELX PLC	10,563	243,090
RSA Insurance Group PLC	7,875	65,778
Segro PLC	10,101	72,836
Smiths Group PLC	5,292	110,402
St. James’s Place PLC	5,166	80,745
Taylor Wimpey PLC	32,613	86,400
Unilever PLC	14,469	820,347
Weir Group PLC (The)	2,437	63,203

		8,269,882

TOTAL COMMON STOCKS (Cost: $58,052,495)		63,873,277

PREFERRED STOCKS — 0.37%

GERMANY — 0.37%
Fuchs Petrolub SE, Preference Shares	483	27,118
Henkel AG & Co. KGaA, Preference Shares	1,491	209,301

		236,419

TOTAL PREFERRED STOCKS (Cost: $218,595)		236,419

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Standander SA (Expires 11/01/17)[a]	150,848	7,205

		7,205

TOTAL RIGHTS (Cost: $7,106)		7,205

SHORT-TERM INVESTMENTS — 0.78%

MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[d,e,f]	388,779	388,856

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[d,e]	109,395	$109,395

		498,251

TOTAL SHORT-TERM INVESTMENTS
(Cost: $498,283)		498,251

TOTAL INVESTMENTS IN SECURITIES — 100.51%		64,615,152
(Cost: $58,776,479)
Other Assets, Less Liabilities — (0.51)%		(326,175)

NET ASSETS — 100.00%		$64,288,977

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

134

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	315,957	72,822[a]	—	388,779	$388,856	$(21)	$(14)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,723	106,672[a]	—	109,395	109,395	—	—	76

					$498,251	$(21)	$(14)	$76

[a]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$63,873,277	$—	$—	$63,873,277
Preferred stocks	236,419	—	—	236,419
Rights	7,205	—	—	7,205
Money market funds	498,251	—	—	498,251

Total	$64,615,152	$—	$—	$64,615,152

135

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.30%

AUSTRALIA — 4.78%
Aristocrat Leisure Ltd.	3,136	$56,627
ASX Ltd.	1,281	53,019
Bendigo & Adelaide Bank Ltd.	2,809	24,510
Brambles Ltd.	5,264	38,182
Cochlear Ltd.	272	36,689
CSL Ltd.	1,854	197,497
Dexus	4,392	32,901
Domino’s Pizza Enterprises Ltd.	320	11,431
Flight Centre Travel Group Ltd.	256	9,186
Goodman Group	5,450	34,935
GPT Group (The)	8,168	31,878
LendLease Group	2,200	27,344
Medibank Pvt Ltd.	23,166	54,531
QBE Insurance Group Ltd.	7,602	62,252
REA Group Ltd.	394	21,836
Rio Tinto Ltd.	1,689	89,941
Scentre Group	20,994	64,711
Telstra Corp. Ltd.	25,200	68,400
TPG Telecom Ltd.	1,376	5,697
Vicinity Centres	14,563	29,590
Westfield Corp.	6,692	39,869
Woodside Petroleum Ltd.	5,208	122,712

		1,113,738
AUSTRIA — 0.07%
Andritz AG	272	15,381

		15,381
BELGIUM — 0.27%
Colruyt SA	168	8,594
Proximus SADP	707	23,481
Umicore SA	704	31,468

		63,543
CANADA — 7.54%
Alimentation Couche-Tard Inc. Class B	1,075	50,443
BCE Inc.	636	29,390
Cameco Corp.	2,688	21,853
Canadian Imperial Bank of Commerce	2,810	247,540
Canadian National Railway Co.	3,882	312,614
Canadian Pacific Railway Ltd.	697	120,941
CCL Industries Inc. Class B	529	25,516
CGI Group Inc. Class Aa	897	47,699
CI Financial Corp.	2,336	51,971
Constellation Software Inc./Canada	115	65,478
Gildan Activewear Inc.	1,012	30,993
Great-West Lifeco Inc.	1,889	52,607
IGM Financial Inc.	417	14,709
Imperial Oil Ltd.	1,512	49,063
Industrial Alliance Insurance & Financial Services Inc.	677	30,702
Intact Financial Corp.	705	57,670

Security	Shares	Value
Inter Pipeline Ltd.	2,525	$51,397
Jean Coutu Group PJC Inc. (The) Class A	224	4,254
Keyera Corp.	1,424	41,954
Linamar Corp.	238	14,452
Magna International Inc. Class A	1,873	102,259
Metro Inc.	601	18,933
Pembina Pipeline Corp.	3,204	106,005
Peyto Exploration & Development Corp.	592	8,083
Power Financial Corp.	1,302	36,471
Saputo Inc.	465	16,802
Sun Life Financial Inc.	3,800	148,127

		1,757,926
DENMARK — 3.53%
Chr Hansen Holding A/S	563	49,270
Coloplast A/S Class B	609	53,582
Genmab A/Sa	176	35,544
Novo Nordisk A/S Class B	9,501	472,700
Novozymes A/S Class B	1,374	75,889
Orsted A/Sb	434	24,324
Pandora A/S	810	76,465
Tryg A/S	1,048	24,955
William Demant Holding A/Sa	392	11,310

		824,039
FINLAND — 2.05%
Elisa OYJ	728	29,335
Fortum OYJ	1,296	27,523
Kone OYJ Class B	2,437	131,928
Nokian Renkaat OYJ	497	22,794
Orion OYJ Class B	544	22,307
Sampo OYJ Class A	2,949	154,526
UPM-Kymmene OYJ	1,681	50,524
Wartsila OYJ Abp	592	38,138

		477,075
FRANCE — 8.84%
AXA SA	11,228	339,166
Hermes International	144	74,742
L’Oreal SA	505	112,395
Legrand SA	1,073	79,712
LVMH Moet Hennessy Louis Vuitton SE	1,179	351,747
SCOR SE	952	39,531
Societe BIC SA	121	12,781
Thales SA	520	54,205
TOTAL SA	14,809	825,841
Unibail-Rodamco SE	344	86,099
Valeo SA	1,248	84,469

		2,060,688
GERMANY — 9.91%
Allianz SE Registered	2,552	592,658

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

October 31, 2017

Security	Shares	Value
BASF SE	3,256	$355,108
Beiersdorf AG	292	32,758
Continental AG	544	138,090
Covestro AGb	466	44,710
Deutsche Post AG Registered	4,922	225,456
Evonik Industries AG	488	17,783
GEA Group AG	672	32,406
Hannover Rueck SE	401	50,288
Henkel AG & Co. KGaA	280	35,293
HUGO BOSS AG	354	31,688
Innogy SEb	452	21,036
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	971	217,240
Osram Licht AG	326	24,944
ProSiebenSat.1 Media SE Registered	1,057	36,873
RTL Group SAa	209	15,507
SAP SE	3,572	406,383
Symrise AG	421	32,767

		2,310,988
HONG KONG — 6.30%
AIA Group Ltd.	78,400	589,874
CK Infrastructure Holdings Ltd.	2,000	17,406
CLP Holdings Ltd.	5,000	50,854
Hang Seng Bank Ltd.	4,800	113,635
Henderson Land Development Co. Ltd.	902	5,879
Hong Kong & China Gas Co. Ltd.	32,908	62,342
Hong Kong Exchanges & Clearing Ltd.	8,800	244,990
Hongkong Land Holdings Ltd.	4,000	29,000
Link REIT	8,000	67,215
MGM China Holdings Ltd.	6,400	14,421
Power Assets Holdings Ltd.	4,000	34,659
Sands China Ltd.	9,600	45,220
Sino Land Co. Ltd.[c]	16,000	27,563
Sun Hung Kai Properties Ltd.	6,000	98,131
Swire Properties Ltd.	1,600	5,404
Techtronic Industries Co. Ltd.	8,000	46,912
WH Group Ltd.[b]	16,000	16,202

		1,469,707
IRELAND — 0.20%
Kerry Group PLC Class A	337	33,939
Ryanair Holdings PLC ADR[a]	120	13,453

		47,392
ISRAEL — 0.50%
Check Point Software Technologies Ltd.[a,c]	704	82,868
Elbit Systems Ltd.	98	14,531
Frutarom Industries Ltd.	160	13,175
Taro Pharmaceutical Industries Ltd.[a]	52	5,846

		116,420
ITALY — 0.46%
Recordati SpA	424	19,713
Snam SpA	14,717	75,196
UnipolSai Assicurazioni SpA	4,982	11,352

		106,261

Security	Shares	Value
JAPAN — 10.86%
ABC-Mart Inc.	100	$5,034
Astellas Pharma Inc.	6,400	84,964
Calbee Inc.	100	3,357
Daicel Corp.	800	9,899
Daito Trust Construction Co. Ltd.	800	139,646
Daiwa House Industry Co. Ltd.	2,400	87,442
Hachijuni Bank Ltd. (The)	2,400	14,912
Hoshizaki Corp.	200	18,851
Inpex Corp.	5,600	59,361
Japan Airlines Co. Ltd.	800	27,246
Japan Exchange Group Inc.	4,000	71,495
Japan Tobacco Inc.	2,400	79,141
JSR Corp.	800	15,404
Kakaku.com Inc.	800	10,934
Kansai Paint Co. Ltd.	800	20,466
Kao Corp.	1,600	96,256
KDDI Corp.	8,000	212,902
Keyence Corp.	300	165,881
Koito Manufacturing Co. Ltd.	800	53,085
Kuraray Co. Ltd.	1,600	31,302
Kyushu Financial Group Inc.	2,400	15,144
M3 Inc.	800	23,761
MISUMI Group Inc.	800	21,825
Murata Manufacturing Co. Ltd.	800	124,545
Nitori Holdings Co. Ltd.	400	57,925
Nitto Denko Corp.	800	73,959
NTT DOCOMO Inc.	5,600	135,084
Osaka Gas Co. Ltd.	1,600	30,816
Park24 Co. Ltd.	800	18,439
Seven Bank Ltd.	4,000	14,714
Shimano Inc.	400	54,457
Shin-Etsu Chemical Co. Ltd.	1,200	125,777
SMC Corp./Japan	200	76,107
Sompo Holdings Inc.	2,400	95,869
Sony Financial Holdings Inc.	800	13,151
Start Today Co. Ltd.	1,600	43,510
Subaru Corp.	3,200	109,492
Suruga Bank Ltd.	1,600	36,159
Sysmex Corp.	800	54,422
T&D Holdings Inc.	2,400	36,930
Taisei Corp.	1,200	66,215
Tosoh Corp.	800	17,165
Trend Micro Inc./Japan	800	42,594
USS Co. Ltd.	800	16,052
Yahoo Japan Corp.	4,800	21,417

		2,533,107
NETHERLANDS — 3.47%
Akzo Nobel NV	890	80,601
ASML Holding NV	1,352	243,812
Koninklijke Vopak NV	800	34,645
Randstad Holding NV	448	27,567
RELX NV	4,587	103,613

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

October 31, 2017

Security	Shares	Value
Unilever NV CVA	5,481	$318,648

		808,886
NEW ZEALAND — 0.20%
Contact Energy Ltd.	2,440	9,611
Ryman Healthcare Ltd.	1,744	11,111
Spark New Zealand Ltd.	9,787	24,673

		45,395
NORWAY — 0.23%
Gjensidige Forsikring ASA	1,312	24,646
Yara International ASA	616	29,197

		53,843
PORTUGAL — 0.38%
Galp Energia SGPS SA	3,752	69,759
Jeronimo Martins SGPS SA	1,072	19,482

		89,241
SINGAPORE — 0.77%
ComfortDelGro Corp. Ltd.	8,800	13,048
SATS Ltd.	3,200	11,039
Singapore Exchange Ltd.	8,000	45,038
Singapore Technologies Engineering Ltd.	8,000	20,435
Singapore Telecommunications Ltd.	32,800	90,282

		179,842
SPAIN — 3.16%
Amadeus IT Group SA	2,504	169,917
Enagas SA	796	22,932
Endesa SA	1,208	27,653
Gas Natural SDG SA	960	20,544
Iberdrola SA	17,498	141,426
Industria de Diseno Textil SA	7,404	276,829
Mapfre SA	7,766	25,413
Red Electrica Corp. SA	1,628	36,053
Siemens Gamesa Renewable Energy SA	1,180	17,115

		737,882
SWEDEN — 3.35%
Assa Abloy AB Class B	3,622	76,448
Atlas Copco AB Class A	3,448	151,235
Atlas Copco AB Class B	2,105	83,604
Boliden AB	976	34,158
Electrolux AB Class B	1,138	40,236
Hennes & Mauritz AB Class B	7,038	176,711
Industrivarden AB Class C	866	22,261
Investor AB Class B	2,515	124,641
L E Lundbergforetagen AB Class B	249	19,437
Securitas AB Class B	1,008	17,687
Skanska AB Class B	1,625	35,657

		782,075
SWITZERLAND — 11.64%
ABB Ltd. Registered	7,165	187,463

Security	Shares	Value
Adecco Group AG Registered	721	$57,250
Baloise Holding AG Registered	281	44,343
EMS-Chemie Holding AG Registered	56	36,742
Geberit AG Registered	250	113,262
Givaudan SA Registered	44	98,347
Kuehne + Nagel International AG Registered	400	69,904
Nestle SA Registered	5,914	497,777
Partners Group Holding AG	180	121,168
Roche Holding AG	2,984	690,020
Schindler Holding AG Participation Certificates	248	56,253
Schindler Holding AG Registered	122	26,963
SGS SA Registered	32	79,101
Sika AG Bearer	11	81,496
Straumann Holding AG Registered	38	26,552
Swiss Life Holding AG Registered	152	52,883
Swiss Re AG	1,818	171,167
Swisscom AG Registered	120	60,674
Zurich Insurance Group AG	792	241,938

		2,713,303
UNITED KINGDOM — 20.79%
3i Group PLC	8,651	110,401
Admiral Group PLC	1,896	48,442
Ashtead Group PLC	2,432	62,654
Associated British Foods PLC	707	31,283
AstraZeneca PLC	4,972	332,241
Babcock International Group PLC	928	10,007
BAE Systems PLC	18,721	147,547
Berkeley Group Holdings PLC	856	42,525
British American Tobacco PLC	4,342	280,860
BT Group PLC	49,977	172,753
Bunzl PLC	1,688	52,565
Burberry Group PLC	2,520	63,649
Centrica PLC	26,033	58,701
Cobham PLC[a]	8,896	16,421
Compass Group PLC	9,861	216,459
Croda International PLC	827	45,949
Diageo PLC	6,480	221,324
Direct Line Insurance Group PLC	8,110	40,031
easyJet PLC	625	11,113
Experian PLC	4,152	87,447
Ferguson PLC	1,257	87,885
GKN PLC	9,760	41,086
Hargreaves Lansdown PLC	2,634	55,336
IMI PLC	1,680	27,262
Imperial Brands PLC	2,025	82,569
Inmarsat PLC	1,640	13,524
Intertek Group PLC	880	63,396
ITV PLC	20,456	44,686
Johnson Matthey PLC	889	39,914
Legal & General Group PLC	43,288	153,483
London Stock Exchange Group PLC	2,059	102,835
Marks & Spencer Group PLC	7,033	32,137
Mondi PLC	1,649	39,876
National Grid PLC	10,970	131,983
Next PLC	797	52,083

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

October 31, 2017

Security	Shares	Value
Old Mutual PLC	24,032	$60,954
Persimmon PLC	1,941	72,223
Provident Financial PLC[c]	1,038	12,840
Prudential PLC	13,638	335,408
Reckitt Benckiser Group PLC	2,185	195,421
RELX PLC	5,137	118,220
Rio Tinto PLC	4,793	225,857
Rolls-Royce Holdings PLC	7,370	95,227
Rolls-Royce Holdings PLC New[a]	339,020	450
Sage Group PLC (The)	6,576	65,102
Schroders PLC	853	39,567
Severn Trent PLC	705	19,763
Smith & Nephew PLC	2,776	52,384
Smiths Group PLC	1,748	36,467
St. James’s Place PLC	2,974	46,484
Standard Life Aberdeen PLC	15,616	89,129
Taylor Wimpey PLC	18,328	48,556
Travis Perkins PLC	880	17,763
Unilever PLC	4,446	252,074
Whitbread PLC	885	43,401

		4,847,717

TOTAL COMMON STOCKS
(Cost: $20,546,886)		23,154,449

PREFERRED STOCKS — 0.30%

GERMANY — 0.30%
Fuchs Petrolub SE, Preference Shares	380	21,335
Henkel AG & Co. KGaA, Preference Shares	344	48,289

		69,624

TOTAL PREFERRED STOCKS
(Cost: $57,119)		69,624

SHORT-TERM INVESTMENTS — 0.47%

MONEY MARKET FUNDS — 0.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[d,e,f]	101,947	101,968

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[d,e]	8,162	$8,162

		110,130

TOTAL SHORT-TERM INVESTMENTS
(Cost: $110,136)		110,130

TOTAL INVESTMENTS IN SECURITIES — 100.07%
(Cost: $20,714,141)		23,334,203
Other Assets, Less Liabilities — (0.07)%		(15,389)

NET ASSETS — 100.00%		$23,318,814

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	15,912	86,035[a]	—	101,947	$101,968	$—	$(6)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	637	7,525[a]	—	8,162	8,162	—	—	12

					$110,130	$—	$(6)	$12

[a]	Net of shares purchased and sold.

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$23,153,999	$450	$—	$23,154,449
Preferred stocks	69,624	—	—	69,624
Money market funds	110,130	—	—	110,130

Total	$23,333,753	$450	$—	$23,334,203

140

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.11%

AUSTRALIA — 8.03%
AGL Energy Ltd.	457	$8,855
Alumina Ltd.	2,198	3,944
Amcor Ltd./Australia	655	7,955
AMP Ltd.	1,476	5,625
APA Group	1,121	7,358
Aristocrat Leisure Ltd.	441	7,963
ASX Ltd.	334	13,824
Aurizon Holdings Ltd.	1,651	6,557
AusNet Services	7,831	10,628
Australia & New Zealand Banking Group Ltd.	273	6,263
Bank of Queensland Ltd.	555	5,685
Bendigo & Adelaide Bank Ltd.	560	4,886
BHP Billiton Ltd.	165	3,358
Boral Ltd.	1,143	6,266
Brambles Ltd.	953	6,913
Caltex Australia Ltd.	269	7,066
CIMIC Group Ltd.	124	4,597
Coca-Cola Amatil Ltd.	1,062	6,636
Cochlear Ltd.	76	10,251
Commonwealth Bank of Australia	123	7,321
Computershare Ltd.	523	6,248
Crown Resorts Ltd.	375	3,338
CSL Ltd.	75	7,989
Dexus	1,358	10,173
Domino’s Pizza Enterprises Ltd.[a]	59	2,108
Flight Centre Travel Group Ltd.[a]	122	4,378
Goodman Group	1,830	11,730
GPT Group (The)	2,865	11,181
Harvey Norman Holdings Ltd.	1,745	5,058
Healthscope Ltd.	1,357	2,039
Incitec Pivot Ltd.	1,521	4,455
Insurance Australia Group Ltd.	1,923	9,672
James Hardie Industries PLC	365	5,567
LendLease Group	622	7,731
Macquarie Group Ltd.	99	7,466
Medibank Pvt Ltd.	2,478	5,833
Mirvac Group	6,354	11,741
National Australia Bank Ltd.	242	6,060
Newcrest Mining Ltd.	151	2,595
Oil Search Ltd.	531	3,005
Orica Ltd.	265	4,241
Origin Energy Ltd.[b]	488	2,971
QBE Insurance Group Ltd.	461	3,775
Ramsay Health Care Ltd.	152	7,798
REA Group Ltd.	160	8,867
Rio Tinto Ltd.[a]	88	4,686
Santos Ltd.[b]	454	1,566
Scentre Group	2,806	8,649
Seek Ltd.	351	4,944
Sonic Healthcare Ltd.	474	7,912
South32 Ltd.	959	2,478
Stockland	3,292	11,409
Suncorp Group Ltd.	778	8,101
Sydney Airport	1,822	9,933
Tabcorp Holdings Ltd.	1,762	6,066

Security	Shares	Value
Tatts Group Ltd.	1,887	$6,033
Telstra Corp. Ltd.	3,107	8,433
TPG Telecom Ltd.	733	3,035
Transurban Group	1,613	15,002
Treasury Wine Estates Ltd.	443	5,316
Vicinity Centres	4,387	8,914
Wesfarmers Ltd.	283	9,070
Westfield Corp.	1,327	7,906
Westpac Banking Corp.	199	5,034
Woodside Petroleum Ltd.	179	4,218
Woolworths Ltd.	329	6,529

		443,204
AUSTRIA — 0.39%
Andritz AG	105	5,937
Erste Group Bank AG	73	3,137
OMV AG	81	4,867
Raiffeisen Bank International AGb	99	3,450
Voestalpine AG	75	4,127

		21,518
BELGIUM — 1.33%
Ageas	143	6,938
Anheuser-Busch InBev SA/NV	56	6,853
Colruyt SA	209	10,691
Groupe Bruxelles Lambert SA	90	9,665
KBC Group NV	69	5,732
Proximus SADP	202	6,709
Solvay SA	33	4,903
Telenet Group Holding NVb	126	8,716
UCB SA	62	4,513
Umicore SA	190	8,493

		73,213
CANADA — 12.02%
Agrium Inc.	49	5,339
Alimentation Couche-Tard Inc. Class B	94	4,411
AltaGas Ltd.	179	4,084
ARC Resources Ltd.	267	3,258
Atco Ltd./Canada Class I	236	8,564
Bank of Montreal	166	12,727
Bank of Nova Scotia (The)	189	12,210
BCE Inc.	441	20,379
Bombardier Inc. Class Bb	540	1,144
Brookfield Asset Management Inc. Class A	262	11,000
CAE Inc.	630	11,172
Cameco Corp.	337	2,740
Canadian Imperial Bank of Commerce	160	14,095
Canadian National Railway Co.	89	7,167
Canadian Natural Resources Ltd.	91	3,178
Canadian Pacific Railway Ltd.	28	4,858
Canadian Tire Corp. Ltd. Class A	78	9,578
Canadian Utilities Ltd. Class A	266	8,039
Cenovus Energy Inc.	311	3,020
CGI Group Inc. Class Ab	197	10,476
CI Financial Corp.	519	11,547
Constellation Software Inc./Canada	13	7,402
Crescent Point Energy Corp.	358	2,947
Dollarama Inc.	92	10,249

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
Element Fleet Management Corp.	578	$4,457
Emera Inc.	300	11,310
Empire Co. Ltd. Class A	345	5,976
Enbridge Inc.	153	5,885
Fairfax Financial Holdings Ltd.	24	12,649
Finning International Inc.	208	5,076
First Capital Realty Inc.	1,287	20,427
Fortis Inc./Canada	313	11,536
Franco-Nevada Corp.	48	3,817
George Weston Ltd.	137	11,512
Gildan Activewear Inc.	304	9,310
Goldcorp Inc.	115	1,503
Great-West Lifeco Inc.	388	10,805
H&R REIT	760	12,628
Husky Energy Inc.[b]	272	3,528
Hydro One Ltd.[c]	238	4,211
IGM Financial Inc.	260	9,171
Imperial Oil Ltd.	192	6,230
Industrial Alliance Insurance & Financial Services Inc.	164	7,437
Intact Financial Corp.	270	22,086
Jean Coutu Group PJC Inc. (The) Class A	345	6,552
Keyera Corp.	157	4,626
Linamar Corp.	77	4,676
Loblaw Companies Ltd.	179	9,245
Magna International Inc. Class A	114	6,224
Manulife Financial Corp.	289	5,815
Methanex Corp.	62	3,024
Metro Inc.	348	10,963
National Bank of Canada	203	9,859
Onex Corp.	152	11,561
Open Text Corp.	164	5,739
Pembina Pipeline Corp.	232	7,676
Peyto Exploration & Development Corp.	193	2,635
Potash Corp. of Saskatchewan Inc.	288	5,610
Power Corp. of Canada	354	9,084
Power Financial Corp.	424	11,877
PrairieSky Royalty Ltd.	120	3,197
Restaurant Brands International Inc.	66	4,267
RioCan REIT	612	11,617
Rogers Communications Inc. Class B	288	14,955
Royal Bank of Canada	208	16,276
Saputo Inc.	302	10,912
Seven Generations Energy Ltd. Class Ab	164	2,478
Shaw Communications Inc. Class B	627	14,329
SmartCentres Real Estate Investment Trust	537	12,072
SNC-Lavalin Group Inc.	136	6,132
Sun Life Financial Inc.	199	7,757
Suncor Energy Inc.	194	6,592
Teck Resources Ltd. Class B	42	859
TELUS Corp.	495	17,940
Thomson Reuters Corp.	338	15,816
Toronto-Dominion Bank (The)	220	12,516
Tourmaline Oil Corp.[b]	177	3,242
TransCanada Corp.	176	8,362
Vermilion Energy Inc.	86	2,937
West Fraser Timber Co. Ltd.	48	2,922
Wheaton Precious Metals Corp.	148	3,073

Security	Shares	Value
Yamana Gold Inc.	483	$1,255

		663,810
DENMARK — 1.95%
AP Moller – Maersk A/S Class B	4	7,684
Carlsberg A/S Class B	71	8,109
Chr Hansen Holding A/S	95	8,314
Coloplast A/S Class B	103	9,062
Danske Bank A/S	257	9,805
DSV A/S	118	9,126
Genmab A/Sb	17	3,433
H Lundbeck A/S	57	3,387
ISS A/S	171	7,239
Novo Nordisk A/S Class B	92	4,577
Novozymes A/S Class B	101	5,579
Orsted A/Sc	80	4,484
Pandora A/S	35	3,304
TDC A/S	766	4,529
Tryg A/S	392	9,334
William Demant Holding A/Sb	330	9,521

		107,487
FINLAND — 1.05%
Elisa OYJ	204	8,220
Fortum OYJ	196	4,163
Kone OYJ Class B	112	6,063
Metso OYJ	85	3,090
Neste OYJ	106	5,906
Nokia OYJ	673	3,305
Nokian Renkaat OYJ	62	2,844
Orion OYJ Class B	91	3,732
Sampo OYJ Class A	141	7,388
Stora Enso OYJ Class R	252	3,943
UPM-Kymmene OYJ	131	3,937
Wartsila OYJ Abp	85	5,476

		58,067
FRANCE — 7.73%
Accor SA	103	5,140
Aeroports de Paris	64	10,781
Air Liquide SA	63	8,022
Airbus SE	53	5,418
Alstom SA	161	6,516
Arkema SA	32	4,043
Atos SE	62	9,635
AXA SA	156	4,712
BNP Paribas SA	43	3,358
Bollore SA	1,061	5,129
Bouygues SA	132	6,338
Bureau Veritas SA	353	9,456
Capgemini SE	54	6,564
Carrefour SA	145	2,919
Casino Guichard Perrachon SA	53	3,028
Cie. de Saint-Gobain	71	4,165
Cie. Generale des Etablissements Michelin Class B	45	6,511
CNP Assurances	225	5,236
Credit Agricole SA	228	3,979
Danone SA	121	9,887
Dassault Systemes SE	96	10,196

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
Edenred	132	$3,806
Electricite de France SA	246	3,221
Engie SA	286	4,834
Essilor International SA	53	6,711
Eurazeo SA	90	8,368
Eutelsat Communications SA	180	4,510
Fonciere des Regions	79	8,046
Gecina SA	61	9,899
Groupe Eurotunnel SE Registered	544	6,838
Hermes International	15	7,786
ICADE	90	7,863
Iliad SA	21	5,244
Imerys SA	85	7,742
Ipsen SA	46	5,562
JCDecaux SA	183	7,003
Kering	19	8,710
Klepierre SA	172	6,842
L’Oreal SA	45	10,015
Lagardere SCA	217	7,148
Legrand SA	101	7,503
LVMH Moet Hennessy Louis Vuitton SE	29	8,652
Natixis SA	377	2,957
Orange SA	212	3,479
Pernod Ricard SA	58	8,699
Publicis Groupe SA	81	5,280
Renault SA	25	2,480
Rexel SA	224	3,999
Safran SA	81	8,533
Sanofi	46	4,356
Schneider Electric SE	64	5,625
SCOR SE	172	7,142
SEB SA	34	6,337
SES SA	239	3,887
Societe BIC SA	56	5,915
Societe Generale SA	66	3,675
Sodexo SA	63	8,018
STMicroelectronics NV	210	4,942
Suez	321	5,647
Thales SA	65	6,776
TOTAL SA	73	4,071
Unibail-Rodamco SE	29	7,258
Valeo SA	63	4,264
Veolia Environnement SA	267	6,327
Vinci SA	111	10,868
Vivendi SA	318	7,900
Wendel SA	52	8,772
Zodiac Aerospace	76	2,174

		426,717
GERMANY — 5.62%
adidas AG	20	4,451
Allianz SE Registered	34	7,896
Axel Springer SE	122	8,229
BASF SE	41	4,472
Bayer AG Registered	35	4,554
Bayerische Motoren Werke AG	39	3,975
Beiersdorf AG	105	11,779

Security	Shares	Value
Brenntag AG	114	$6,456
Commerzbank AGb	316	4,331
Continental AG	16	4,061
Covestro AGc	64	6,141
Daimler AG Registered	44	3,654
Deutsche Bank AG Registered	175	2,844
Deutsche Boerse AG	57	5,889
Deutsche Lufthansa AG Registered	216	6,895
Deutsche Post AG Registered	153	7,008
Deutsche Telekom AG Registered	257	4,683
Deutsche Wohnen SE Bearer	193	8,221
E.ON SE	463	5,464
Evonik Industries AG	137	4,992
Fraport AG Frankfurt Airport Services Worldwide	105	9,964
Fresenius Medical Care AG & Co. KGaA	77	7,447
Fresenius SE & Co. KGaA	80	6,683
GEA Group AG	132	6,365
Hannover Rueck SE	58	7,274
HeidelbergCement AG	53	5,401
Henkel AG & Co. KGaA	63	7,941
HUGO BOSS AG	48	4,297
Infineon Technologies AG	313	8,571
Innogy SEc	72	3,351
K+S AG Registered	89	2,159
KION Group AG	75	6,003
Lanxess AG	54	4,220
Linde AG	31	6,695
MAN SE	152	16,801
Merck KGaA	52	5,566
METRO AGb	114	2,177
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	36	8,054
Osram Licht AG	51	3,902
ProSiebenSat.1 Media SE Registered	146	5,093
QIAGEN NV	165	5,589
RTL Group SAb	89	6,603
SAP SE	86	9,784
Siemens AG Registered	39	5,566
Symrise AG	126	9,807
Telefonica Deutschland Holding AG	1,008	5,123
thyssenkrupp AG	123	3,282
United Internet AG Registered[d]	140	8,858
Volkswagen AG	6	1,114
Vonovia SE	133	5,850
Zalando SEb,c	91	4,554

		310,089
HONG KONG — 5.90%
AIA Group Ltd.	1,200	9,029
ASM Pacific Technology Ltd.	400	5,819
Bank of East Asia Ltd. (The)	1,600	7,014
BOC Hong Kong Holdings Ltd.	1,500	7,143
CK Asset Holdings Ltd.	1,000	8,222
CK Hutchison Holdings Ltd.	500	6,348
CK Infrastructure Holdings Ltd.	1,000	8,703
CLP Holdings Ltd.	2,000	20,342
First Pacific Co. Ltd./Hong Kong	8,000	6,091
Hang Lung Group Ltd.	2,000	7,024
Hang Lung Properties Ltd.	2,000	4,594
Hang Seng Bank Ltd.	600	14,204
Henderson Land Development Co. Ltd.	1,210	7,886
HK Electric Investments & HK Electric Investments Ltd.[c]	14,500	13,344

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
HKT Trust & HKT Ltd.	6,000	$7,329
Hong Kong & China Gas Co. Ltd.	8,360	15,838
Hong Kong Exchanges & Clearing Ltd.	100	2,784
Hongkong Land Holdings Ltd.	1,000	7,250
Hysan Development Co. Ltd.	2,000	9,664
Jardine Matheson Holdings Ltd.	100	6,406
Jardine Strategic Holdings Ltd.	300	12,582
Kerry Properties Ltd.	1,500	6,748
Li & Fung Ltd.	10,000	5,037
Link REIT	1,500	12,603
Melco Resorts & Entertainment Ltd. ADR	88	2,225
MGM China Holdings Ltd.	1,200	2,704
MTR Corp. Ltd.	2,000	11,587
New World Development Co. Ltd.	5,000	7,447
NWS Holdings Ltd.	3,000	6,068
PCCW Ltd.	11,000	6,063
Power Assets Holdings Ltd.	1,000	8,665
Shangri-La Asia Ltd.	4,000	7,957
Sino Land Co. Ltd.[a]	4,000	6,891
SJM Holdings Ltd.	4,000	3,435
Swire Pacific Ltd. Class A	1,000	9,876
Swire Properties Ltd.	2,200	7,430
Techtronic Industries Co. Ltd.	1,500	8,796
Wharf Holdings Ltd. (The)	1,000	9,094
Wheelock & Co. Ltd.	1,000	6,960
Wynn Macau Ltd.	1,200	3,076
Yue Yuen Industrial Holdings Ltd.	1,500	5,749

		326,027
IRELAND — 0.40%
CRH PLC	131	4,940
Kerry Group PLC Class A	104	10,474
Paddy Power Betfair PLC	27	2,761
Ryanair Holdings PLC ADR[b]	36	4,036

		22,211
ISRAEL — 1.66%
Azrieli Group Ltd.	157	8,861
Bank Hapoalim BM	1,784	12,628
Bank Leumi Le-Israel BM	2,153	11,907
Bezeq The Israeli Telecommunication Corp. Ltd.	3,876	5,789
Check Point Software Technologies Ltd.[a,b]	87	10,241
Elbit Systems Ltd.	69	10,231
Frutarom Industries Ltd.	77	6,341
Israel Chemicals Ltd.	865	3,607
Mizrahi Tefahot Bank Ltd.	524	9,456
Nice Ltd.	89	7,336
Taro Pharmaceutical Industries Ltd.[b]	23	2,586
Teva Pharmaceutical Industries Ltd. ADR	198	2,732

		91,715
ITALY — 1.74%
Assicurazioni Generali SpA	223	4,063
Atlantia SpA	87	2,838
CNH Industrial NV	306	3,911

Security	Shares	Value
Enel SpA	1,808	$11,216
Eni SpA	286	4,678
EXOR NV	54	3,463
Intesa Sanpaolo SpA	1,397	4,697
Leonardo SpA	214	3,697
Luxottica Group SpA	114	6,539
Mediobanca SpA	310	3,398
Poste Italiane SpA[c]	109	797
Prysmian SpA	225	7,759
Recordati SpA	138	6,416
Snam SpA	1,913	9,774
Telecom Italia SpA/Milano[b]	2,918	2,532
Tenaris SA	299	4,093
Terna Rete Elettrica Nazionale SpA	2,210	13,336
UniCredit SpA[b]	157	3,005

		96,212
JAPAN — 22.21%
ABC-Mart Inc.	100	5,034
Aeon Co. Ltd.	400	6,162
AEON Financial Service Co. Ltd.	100	2,136
Aisin Seiki Co. Ltd.	100	5,140
Ajinomoto Co. Inc.	300	6,010
Alfresa Holdings Corp.	300	5,705
Amada Holdings Co. Ltd.	500	6,165
ANA Holdings Inc.	200	7,649
Aozora Bank Ltd.	100	3,894
Asahi Glass Co. Ltd.	200	7,797
Asahi Group Holdings Ltd.	200	9,084
Asahi Kasei Corp.	800	9,638
Asics Corp.	200	3,040
Astellas Pharma Inc.	500	6,638
Bandai Namco Holdings Inc.	100	3,410
Benesse Holdings Inc.	200	6,750
Bridgestone Corp.	100	4,743
Calbee Inc.	100	3,357
Canon Inc.	400	14,936
Casio Computer Co. Ltd.	200	2,936
Chubu Electric Power Co. Inc.	400	5,129
Chugai Pharmaceutical Co. Ltd.	100	4,752
Chugoku Bank Ltd. (The)	400	5,678
Chugoku Electric Power Co. Inc. (The)	500	5,549
Coca-Cola Bottlers Japan Inc.	200	6,952
Concordia Financial Group Ltd.	900	4,713
Credit Saison Co. Ltd.	300	6,004
Dai Nippon Printing Co. Ltd.	500	11,903
Daiichi Sankyo Co. Ltd.	300	6,864
Daiwa House Industry Co. Ltd.	100	3,643
Daiwa House REIT Investment Corp.	3	6,996
Denso Corp.	100	5,449
Dentsu Inc.	100	4,246
East Japan Railway Co.	100	9,654
Eisai Co. Ltd.	100	5,542
Electric Power Development Co. Ltd.	200	5,008
FamilyMart UNY Holdings Co. Ltd.	100	5,668
Fuji Electric Co. Ltd.	1,000	7,190
FUJIFILM Holdings Corp.	200	8,142
Hakuhodo DY Holdings Inc.	400	5,495
Hamamatsu Photonics KK	300	9,650
Hankyu Hanshin Holdings Inc.	200	7,753
Hino Motors Ltd.	400	5,108

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
Hisamitsu Pharmaceutical Co. Inc.	100	$5,483
Hitachi Chemical Co. Ltd.	200	5,659
Hitachi High-Technologies Corp.	100	4,149
Honda Motor Co. Ltd.	200	6,201
Hoya Corp.	100	5,403
Idemitsu Kosan Co. Ltd.	100	2,900
IHI Corp.	100	3,577
Inpex Corp.	300	3,180
Isetan Mitsukoshi Holdings Ltd.	400	4,323
Isuzu Motors Ltd.	300	4,352
ITOCHU Corp.	300	5,222
J Front Retailing Co. Ltd.	400	5,872
Japan Airlines Co. Ltd.	200	6,812
Japan Post Bank Co. Ltd.	100	1,259
Japan Post Holdings Co. Ltd.	200	2,302
Japan Prime Realty Investment Corp.	3	9,650
Japan Real Estate Investment Corp.	1	4,682
Japan Retail Fund Investment Corp.	4	7,090
Japan Tobacco Inc.	100	3,298
JFE Holdings Inc.	200	4,259
JSR Corp.	300	5,777
JXTG Holdings Inc.	1,250	6,416
Kajima Corp.	1,000	10,323
Kakaku.com Inc.	200	2,733
Kaneka Corp.	1,000	8,202
Kansai Electric Power Co. Inc. (The)	300	4,086
Kao Corp.	100	6,016
KDDI Corp.	200	5,323
Keihan Holdings Co. Ltd.	200	6,090
Keikyu Corp.	500	10,292
Keio Corp.	200	8,677
Kintetsu Group Holdings Co. Ltd.	200	7,656
Kirin Holdings Co. Ltd.	400	9,520
Koito Manufacturing Co. Ltd.	100	6,636
Komatsu Ltd.	200	6,507
Konami Holdings Corp.	100	4,840
Konica Minolta Inc.	700	6,086
Kuraray Co. Ltd.	400	7,825
Kurita Water Industries Ltd.	300	9,478
Kyocera Corp.	100	6,638
Kyushu Financial Group Inc.	700	4,417
Lawson Inc.	100	6,512
Lion Corp.	200	3,830
LIXIL Group Corp.	200	5,474
Mabuchi Motor Co. Ltd.	100	5,201
Marubeni Corp.	900	5,993
Marui Group Co. Ltd.	300	4,554
Maruichi Steel Tube Ltd.	200	6,072
McDonald’s Holdings Co. Japan Ltd.	200	8,572
Mebuki Financial Group Inc.	1,070	4,426
Medipal Holdings Corp.	200	3,693
MINEBEA MITSUMI Inc.	200	3,629
Miraca Holdings Inc.	100	4,638
Mitsubishi Chemical Holdings Corp.	800	8,290
Mitsubishi Corp.	200	4,662
Mitsubishi Materials Corp.	100	3,775
Mitsubishi Tanabe Pharma Corp.	300	6,585
Mitsubishi UFJ Financial Group Inc.	600	4,026

Security	Shares	Value
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	$5,228
Mitsui & Co. Ltd.	400	5,946
Mitsui OSK Lines Ltd.	100	3,036
Mizuho Financial Group Inc.	2,400	4,328
MS&AD Insurance Group Holdings Inc.	200	6,750
Nabtesco Corp.	200	7,903
Nagoya Railroad Co. Ltd.	400	8,955
NGK Spark Plug Co. Ltd.	200	4,504
Nidec Corp.	100	13,196
Nikon Corp.	400	7,544
Nippon Building Fund Inc.	1	4,823
Nippon Express Co. Ltd.	100	6,310
Nippon Prologis REIT Inc.	4	8,406
Nippon Steel & Sumitomo Metal Corp.	200	4,754
Nippon Telegraph & Telephone Corp.	200	9,633
Nippon Yusen KKb	200	4,194
Nissan Motor Co. Ltd.	400	3,867
Nisshin Seifun Group Inc.	400	7,002
Nissin Foods Holdings Co. Ltd.	100	6,275
NOK Corp.	200	4,870
Nomura Holdings Inc.	800	4,568
Nomura Real Estate Holdings Inc.	200	4,376
Nomura Real Estate Master Fund Inc.	5	6,253
Nomura Research Institute Ltd.	220	9,264
NTT Data Corp.	1,000	11,590
NTT DOCOMO Inc.	200	4,824
Obayashi Corp.	600	7,815
Oji Holdings Corp.	1,000	5,826
Olympus Corp.	100	3,687
Omron Corp.	100	5,562
Oracle Corp. Japan	100	8,404
Oriental Land Co. Ltd./Japan	100	7,968
ORIX Corp.	200	3,412
Osaka Gas Co. Ltd.	400	7,704
Otsuka Corp.	100	6,776
Otsuka Holdings Co. Ltd.	100	4,164
Park24 Co. Ltd.	200	4,610
Resona Holdings Inc.	1,000	5,352
Ricoh Co. Ltd.	700	6,444
Rinnai Corp.	100	8,528
Sankyo Co. Ltd.	200	6,433
Santen Pharmaceutical Co. Ltd.	300	4,750
Secom Co. Ltd.	200	15,096
Sega Sammy Holdings Inc.	300	4,195
Seibu Holdings Inc.	300	5,330
Sekisui Chemical Co. Ltd.	400	8,012
Sekisui House Ltd.	300	5,573
Seven & i Holdings Co. Ltd.	200	8,047
Seven Bank Ltd.	1,400	5,150
Shin-Etsu Chemical Co. Ltd.	100	10,481
Shionogi & Co. Ltd.	100	5,357
Shiseido Co. Ltd.	100	4,112
Showa Shell Sekiyu KK	400	4,689
Sompo Holdings Inc.	100	3,995
Sony Corp.	100	3,884
Sony Financial Holdings Inc.	300	4,932
Stanley Electric Co. Ltd.	200	7,331
Subaru Corp.	100	3,422
Sumitomo Corp.	300	4,313
Sumitomo Dainippon Pharma Co. Ltd.	300	4,269
Sumitomo Electric Industries Ltd.	300	5,073
Sumitomo Mitsui Financial Group Inc.	100	3,975

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
Sumitomo Rubber Industries Ltd.	200	$3,774
Suntory Beverage & Food Ltd.	200	9,135
Suruga Bank Ltd.	200	4,520
Suzuken Co. Ltd./Aichi Japan	200	7,172
Suzuki Motor Corp.	100	5,434
Taiheiyo Cement Corp.	100	3,978
Taisho Pharmaceutical Holdings Co. Ltd.	100	7,577
Taiyo Nippon Sanso Corp.	300	3,572
Takeda Pharmaceutical Co. Ltd.	200	11,256
Teijin Ltd.	300	6,318
Terumo Corp.	100	4,141
THK Co. Ltd.	200	7,252
Tobu Railway Co. Ltd.	400	11,687
Toho Co. Ltd./Tokyo	200	6,600
Toho Gas Co. Ltd.	200	5,571
Tohoku Electric Power Co. Inc.	400	5,217
Tokio Marine Holdings Inc.	100	4,273
Tokyo Gas Co. Ltd.	400	9,929
Tokyu Corp.	500	7,524
Toppan Printing Co. Ltd.	1,000	10,103
Toray Industries Inc.	1,000	10,063
Toyo Seikan Group Holdings Ltd.	400	7,016
Toyo Suisan Kaisha Ltd.	200	7,665
Toyoda Gosei Co. Ltd.	200	4,837
Toyota Industries Corp.	100	6,081
Toyota Motor Corp.	100	6,152
Toyota Tsusho Corp.	200	7,216
Trend Micro Inc./Japan	100	5,324
Unicharm Corp.	200	4,528
United Urban Investment Corp.	5	7,186
USS Co. Ltd.	300	6,020
West Japan Railway Co.	100	7,017
Yahoo Japan Corp.	1,200	5,354
Yamaha Corp.	100	3,907
Yamaha Motor Co. Ltd.	100	2,966
Yamato Holdings Co. Ltd.	200	4,068
Yamazaki Baking Co. Ltd.	200	3,591
Yaskawa Electric Corp.	200	7,111
Yokogawa Electric Corp.	300	5,645

		1,226,305
NETHERLANDS — 2.17%
ABN AMRO Group NVc	127	3,923
Aegon NV	533	3,147
AerCap Holdings NVb	83	4,369
Akzo Nobel NV	67	6,068
Altice NV Class Ab	126	2,377
Altice NV Class Bb	26	490
ArcelorMittal[b]	81	2,323
ASML Holding NV	35	6,312
Boskalis Westminster	121	4,327
Gemalto NV	49	1,940
Heineken Holding NV	87	8,078
Heineken NV	77	7,504
ING Groep NV	280	5,173
Koninklijke Ahold Delhaize NV	349	6,568
Koninklijke DSM NV	90	7,679

Security	Shares	Value
Koninklijke Philips NV	204	$8,307
Koninklijke Vopak NV	79	3,421
NN Group NV	93	3,896
NXP Semiconductors NVb	33	3,863
Randstad Holding NV	68	4,184
RELX NV	470	10,617
Unilever NV CVA	113	6,569
Wolters Kluwer NV	174	8,530

		119,665
NEW ZEALAND — 0.87%
Auckland International Airport Ltd.	1,375	5,868
Contact Energy Ltd.	1,907	7,512
Fletcher Building Ltd.	1,175	5,924
Mercury NZ Ltd.	2,583	5,822
Meridian Energy Ltd.	2,358	4,604
Ryman Healthcare Ltd.	2,095	13,347
Spark New Zealand Ltd.	2,041	5,145

		48,222
NORWAY — 1.02%
DNB ASA	319	6,141
Gjensidige Forsikring ASA	398	7,477
Marine Harvest ASA	330	6,433
Norsk Hydro ASA	647	4,994
Orkla ASA	883	8,628
Schibsted ASA	229	5,894
Schibsted ASA Class B	11	257
Statoil ASA	219	4,427
Telenor ASA	333	7,061
Yara International ASA	107	5,072

		56,384
PORTUGAL — 0.23%
EDP – Energias de Portugal SA	1,051	3,751
Galp Energia SGPS SA	304	5,652
Jeronimo Martins SGPS SA	174	3,162

		12,565
SINGAPORE — 4.26%
Ascendas REIT	5,725	11,514
CapitaLand Commercial Trust	10,727	13,661
CapitaLand Ltd.	3,300	8,889
CapitaLand Mall Trust	7,300	10,824
City Developments Ltd.	1,000	9,498
ComfortDelGro Corp. Ltd.	4,400	6,524
DBS Group Holdings Ltd.	500	8,360
Genting Singapore PLC	6,100	5,462
Global Logistic Properties Ltd.	2,500	6,092
Golden Agri-Resources Ltd.	13,100	3,798
Hutchison Port Holdings Trust	13,800	5,934
Jardine Cycle & Carriage Ltd.	111	3,209
Keppel Corp. Ltd.	1,000	5,505
Oversea-Chinese Banking Corp. Ltd.	1,400	12,228
SATS Ltd.	3,100	10,694
SembCorp Industries Ltd.	2,100	5,087
Singapore Airlines Ltd.	1,500	11,307
Singapore Exchange Ltd.	2,100	11,823

146

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
Singapore Press Holdings Ltd.[a]	3,300	$6,540
Singapore Technologies Engineering Ltd.	3,000	7,663
Singapore Telecommunications Ltd.	3,400	9,359
StarHub Ltd.[a]	6,100	11,776
Suntec REIT	10,300	14,742
United Overseas Bank Ltd.	500	9,036
UOL Group Ltd.	2,000	13,271
Wilmar International Ltd.	2,700	6,718
Yangzijiang Shipbuilding Holdings Ltd.	4,800	5,549

		235,063
SPAIN — 2.16%
Abertis Infraestructuras SA	496	10,730
ACS Actividades de Construccion y Servicios SA	105	4,141
Aena SME SAc	16	2,936
Amadeus IT Group SA	163	11,061
Banco Bilbao Vizcaya Argentaria SA	403	3,527
Banco de Sabadell SA	1,034	2,071
Banco Santander SA	428	2,903
Bankia SA	483	2,306
Bankinter SA	685	6,466
Distribuidora Internacional de Alimentacion SA	558	2,730
Enagas SA	213	6,136
Endesa SA	290	6,639
Ferrovial SA	326	7,083
Gas Natural SDG SA	234	5,008
Grifols SA	191	5,980
Iberdrola SA	1,155	9,335
Industria de Diseno Textil SA	183	6,842
International Consolidated Airlines Group SA	404	3,412
Mapfre SA	1,104	3,613
Red Electrica Corp. SA	378	8,371
Repsol SA	194	3,635
Telefonica SA	404	4,239

		119,164
SWEDEN — 3.39%
Alfa Laval AB	286	7,246
Assa Abloy AB Class B	287	6,058
Atlas Copco AB Class A	197	8,641
Atlas Copco AB Class B	101	4,011
Boliden AB	122	4,270
Electrolux AB Class B	122	4,314
Essity AB Class Bb	240	7,175
Getinge AB Class B	227	4,469
Hennes & Mauritz AB Class B	262	6,578
Hexagon AB Class B	121	6,205
Husqvarna AB Class B	553	5,403
ICA Gruppen AB	119	4,389
Industrivarden AB Class C	378	9,717
Investor AB Class B	170	8,425
Kinnevik AB Class B	104	3,412
L E Lundbergforetagen AB Class B	120	9,367
Lundin Petroleum ABb	169	3,975
Millicom International Cellular SA SDR	77	4,925
Nordea Bank AB	422	5,101

Security	Shares	Value
Sandvik AB	261	$4,767
Securitas AB Class B	377	6,615
Skandinaviska Enskilda Banken AB Class A	464	5,720
Skanska AB Class B	252	5,530
SKF AB Class B	218	5,070
Svenska Handelsbanken AB Class A	379	5,433
Swedbank AB Class A	264	6,553
Swedish Match AB	246	9,268
Tele2 AB Class B	656	8,345
Telefonaktiebolaget LM Ericsson Class B	637	4,010
Telia Co. AB	1,485	6,873
Volvo AB Class B	277	5,489

		187,354
SWITZERLAND — 4.57%
ABB Ltd. Registered	231	6,044
Adecco Group AG Registered	59	4,685
Baloise Holding AG Registered	64	10,099
Barry Callebaut AG Registered	5	7,810
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	3	17,381
Cie. Financiere Richemont SA Class A Registered	45	4,153
Dufry AG Registered[b]	32	4,767
EMS-Chemie Holding AG Registered	10	6,561
Geberit AG Registered	18	8,155
Givaudan SA Registered	4	8,941
Julius Baer Group Ltd.	97	5,741
Kuehne + Nagel International AG Registered	59	10,311
LafargeHolcim Ltd. Registered	70	3,957
Lonza Group AG Registered	25	6,646
Nestle SA Registered	139	11,700
Novartis AG Registered	67	5,525
Pargesa Holding SA Bearer	124	10,393
Partners Group Holding AG	12	8,078
Roche Holding AG	24	5,550
Schindler Holding AG Participation Certificates	60	13,610
Schindler Holding AG Registered	29	6,409
SGS SA Registered	3	7,416
Sika AG Bearer	1	7,409
Sonova Holding AG Registered	52	9,395
Swatch Group AG (The) Bearer	13	5,099
Swatch Group AG (The) Registered	31	2,339
Swiss Life Holding AG Registered	21	7,306
Swiss Prime Site AG Registered	168	14,351
Swiss Re AG	76	7,155
Swisscom AG Registered	21	10,618
UBS Group AG	229	3,901
Vifor Pharma AG	40	5,148
Zurich Insurance Group AG	18	5,499

		252,152
UNITED KINGDOM — 10.41%
3i Group PLC	611	7,797
Admiral Group PLC	238	6,081
Antofagasta PLC	245	3,105
Ashtead Group PLC	164	4,225
Associated British Foods PLC	155	6,858
AstraZeneca PLC	77	5,145
Aviva PLC	838	5,620
Babcock International Group PLC	430	4,637
BAE Systems PLC	853	6,723

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
Barclays PLC	1,360	$3,358
Barratt Developments PLC	538	4,676
Berkeley Group Holdings PLC	97	4,819
BHP Billiton PLC	185	3,347
BP PLC	721	4,885
British American Tobacco PLC	177	11,449
British Land Co. PLC (The)	808	6,449
BT Group PLC	1,553	5,368
Bunzl PLC	347	10,806
Burberry Group PLC	238	6,011
Carnival PLC	98	6,456
Centrica PLC	1,823	4,111
Cobham PLC[b]	1,962	3,622
Coca-Cola European Partners PLC	202	8,287
Coca-Cola HBC AG	206	6,962
Compass Group PLC	497	10,910
Croda International PLC	139	7,723
DCC PLC	62	5,879
Diageo PLC	293	10,007
Direct Line Insurance Group PLC	1,584	7,819
Dixons Carphone PLC	1,152	2,653
easyJet PLC	196	3,485
Experian PLC	374	7,877
Ferguson PLC	104	7,271
Fresnillo PLC	122	2,109
G4S PLC	1,126	4,202
GKN PLC	932	3,923
GlaxoSmithKline PLC	364	6,562
Hammerson PLC	1,038	7,223
Hargreaves Lansdown PLC	229	4,811
Hikma Pharmaceuticals PLC	130	2,009
HSBC Holdings PLC	728	7,099
IMI PLC	329	5,339
Imperial Brands PLC	159	6,483
Inmarsat PLC	407	3,356
InterContinental Hotels Group PLC	102	5,651
Intertek Group PLC	114	8,213
Intu Properties PLC	1,912	5,484
Investec PLC	515	3,525
ITV PLC	2,044	4,465
J Sainsbury PLC	937	3,017
Johnson Matthey PLC	109	4,894
Kingfisher PLC	1,385	5,749
Land Securities Group PLC	519	6,658
Legal & General Group PLC	1,678	5,950
Lloyds Banking Group PLC	6,112	5,543
London Stock Exchange Group PLC	136	6,792
Marks & Spencer Group PLC	1,060	4,844
Mediclinic International PLC	289	2,234
Meggitt PLC	700	4,820
Merlin Entertainments PLC[c]	995	5,005
Mondi PLC	196	4,740
National Grid PLC	594	7,147
Next PLC	109	7,123
Old Mutual PLC	1,428	3,622
Pearson PLC	303	2,831
Provident Financial PLC[a]	142	1,756
Prudential PLC	238	5,853

Security	Shares	Value
Randgold Resources Ltd.	37	$3,633
Reckitt Benckiser Group PLC	100	8,944
RELX PLC	597	13,739
Rio Tinto PLC	75	3,534
Rolls-Royce Holdings PLC	241	3,114
Rolls-Royce Holdings PLC New[b]	11,086	15
Royal Bank of Scotland Group PLC[b]	1,037	3,890
Royal Dutch Shell PLC Class A ADR	127	3,989
Royal Dutch Shell PLC Class B	192	6,174
Royal Mail PLC	798	3,968
RSA Insurance Group PLC	683	5,705
Sage Group PLC (The)	740	7,326
Schroders PLC	152	7,051
Segro PLC	1,386	9,994
Severn Trent PLC	281	7,877
Shire PLC	54	2,668
Sky PLC[b]	364	4,558
Smith & Nephew PLC	363	6,850
Smiths Group PLC	351	7,323
SSE PLC	392	7,194
St. James’s Place PLC	308	4,814
Standard Chartered PLC[b]	260	2,591
Standard Life Aberdeen PLC	1,703	9,720
Tate & Lyle PLC	532	4,567
Taylor Wimpey PLC	1,425	3,775
Tesco PLC	1,402	3,377
Travis Perkins PLC	291	5,874
TUI AG	329	5,942
Unilever PLC	151	8,561
United Utilities Group PLC	631	6,980
Vodafone Group PLC	2,001	5,729
Weir Group PLC (The)	124	3,216
Whitbread PLC	140	6,866
Wm Morrison Supermarkets PLC	1,318	3,924
WPP PLC	457	8,096

		575,031

TOTAL COMMON STOCKS
(Cost: $5,322,024)		5,472,175

PREFERRED STOCKS — 0.56%

GERMANY — 0.45%
Bayerische Motoren Werke AG, Preference Shares	34	2,967
Fuchs Petrolub SE, Preference Shares	122	6,850
Henkel AG & Co. KGaA, Preference Shares	67	9,405
Porsche Automobil Holding SE, Preference Shares	37	2,686
Volkswagen AG, Preference Shares	16	2,906

		24,814
ITALY — 0.11%
Intesa Sanpaolo SpA, Preference Shares	1,154	3,641
Telecom Italia SpA/Milano, Preference Shares	3,524	2,506

		6,147

TOTAL PREFERRED STOCKS
(Cost: $29,151)		30,961

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
RIGHTS — 0.00%

SPAIN — 0.00%
Banco Standander SA (Expires 11/01/17)[b]	428	$20
Ferrovial SA (Expires 11/13/17)[b]	361	174

		194

TOTAL RIGHTS
(Cost: $188)		194

SHORT-TERM INVESTMENTS — 0.92%

MONEY MARKET FUNDS — 0.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[e,f,g]	48,446	48,455
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[e,f]	2,136	2,136

		50,591

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,595)		50,591

TOTAL INVESTMENTS IN SECURITIES — 100.59%
(Cost: $5,401,958)		5,553,921
Other Assets, Less Liabilities — (0.59)%		(32,772)

NET ASSETS — 100.00%		$5,521,149

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	20,802	27,644[a]	—	48,446	$48,455	$(1)	$(3)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,089	1,047[a]	—	2,136	2,136	—	—	3

					$50,591	$(1)	$(3)	$3

[a]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,472,160	$15	$—	$5,472,175
Preferred stocks	30,961	—	—	30,961
Rights	194	—	—	194
Money market funds	50,591	—	—	50,591

Total	$5,553,906	$15	$—	$5,553,921

150

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.19%

AUSTRALIA — 1.09%
Fortescue Metals Group Ltd.	42,075	$149,691
Incitec Pivot Ltd.	44,145	129,300
LendLease Group	17,235	214,214
Origin Energy Ltd.[a]	27,900	169,855
Qantas Airways Ltd.	24,930	117,558
Sonic Healthcare Ltd.	9,135	152,483
South32 Ltd.	126,585	327,089

		1,260,190
AUSTRIA — 0.39%
OMV AG	2,341	140,666
Raiffeisen Bank International AGa	2,925	101,918
Voestalpine AG	3,780	208,000

		450,584
BELGIUM — 0.31%
Ageas	3,735	181,201
Solvay SA	1,170	173,850

		355,051
CANADA — 2.27%
Empire Co. Ltd. Class A	15,750	272,824
First Quantum Minerals Ltd.	20,070	224,661
George Weston Ltd.	2,970	249,562
Linamar Corp.	315	19,128
Loblaw Companies Ltd.	11,070	571,748
Magna International Inc. Class A	7,200	393,093
Power Corp. of Canada	3,960	101,619
Teck Resources Ltd. Class B	22,095	451,807
Valeant Pharmaceuticals International Inc.[a,b]	23,355	273,027
Yamana Gold Inc.	28,331	73,624

		2,631,093
DENMARK — 1.13%
AP Moller — Maersk A/S Class A	135	250,235
AP Moller — Maersk A/S Class B	225	432,204
Carlsberg A/S Class B	4,926	562,577
TDC A/S	11,289	66,752

		1,311,768
FINLAND — 0.57%
Fortum OYJ	4,140	87,921
Stora Enso OYJ Class R	13,320	208,395
UPM-Kymmene OYJ	12,195	366,530

		662,846
FRANCE — 12.37%
Atos SE	1,800	279,728
AXA SA	33,705	1,018,132
BNP Paribas SA	18,945	1,479,571
Carrefour SA	24,750	498,226
Casino Guichard Perrachon SA	6,075	347,024
Cie. de Saint-Gobain	9,450	554,402
Cie. Generale des Etablissements Michelin Class B	2,295	332,056

Security	Shares	Value
CNP Assurances	3,915	$91,102
Credit Agricole SA	23,175	404,426
Electricite de France SA	12,220	160,009
Engie SA	39,555	668,615
Orange SA	25,856	424,254
Peugeot SA	10,935	259,424
Renault SA	4,905	486,497
Rexel SA	8,685	155,052
Sanofi	45,158	4,276,407
SCOR SE	2,520	104,642
Societe Generale SA	16,949	943,798
STMicroelectronics NV	9,720	228,731
TOTAL SA	28,710	1,601,046

		14,313,142
GERMANY — 6.07%
Allianz SE Registered	5,085	1,180,904
Bayerische Motoren Werke AG	4,725	481,634
Commerzbank AGa	29,385	402,740
Daimler AG Registered	14,895	1,237,019
Deutsche Bank AG Registered	52,725	856,837
Deutsche Lufthansa AG Registered	15,885	507,043
E.ON SE	34,200	403,592
HeidelbergCement AG	3,645	371,419
K+S AG Registered[b]	5,400	130,973
Merck KGaA	3,735	399,822
METRO AGa	10,800	206,273
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,115	473,186
RWE AGa	9,270	231,748
Volkswagen AG	720	133,699

		7,016,889
HONG KONG — 3.99%
CK Asset Holdings Ltd.	90,000	740,022
CK Hutchison Holdings Ltd.	90,000	1,142,621
Hang Lung Properties Ltd.	45,000	103,361
NWS Holdings Ltd.	45,000	91,017
PCCW Ltd.	45,000	24,802
Sino Land Co. Ltd.[b]	180,000	310,082
Sun Hung Kai Properties Ltd.	45,000	735,984
WH Group Ltd.[c]	630,000	637,930
Wharf Holdings Ltd. (The)	57,000	518,361
Wheelock & Co. Ltd.	45,000	313,197

		4,617,377
ISRAEL — 1.06%
Bank Hapoalim BM	18,506	130,995
Bank Leumi Le-Israel BM	27,910	154,355
Taro Pharmaceutical Industries Ltd.[a,b]	630	70,825
Teva Pharmaceutical Industries Ltd. ADR	63,315	873,747

		1,229,922

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

October 31, 2017

Security	Shares	Value
ITALY — 2.82%
Assicurazioni Generali SpA	10,665	$194,314
Enel SpA	150,120	931,248
Eni SpA	24,435	399,656
Fiat Chrysler Automobiles NVa	26,190	452,769
Leonardo SpA	5,834	100,789
Mediobanca SpA	9,855	108,032
Telecom Italia SpA/Milano[a]	203,625	176,724
UniCredit SpA[a]	43,907	840,386
UnipolSai Assicurazioni SpA	23,625	53,833

		3,257,751
JAPAN — 41.51%
Aisin Seiki Co. Ltd.	4,500	231,277
Alfresa Holdings Corp.	9,000	171,161
Alps Electric Co. Ltd.	4,500	136,430
Amada Holdings Co. Ltd.	9,000	110,965
ANA Holdings Inc.	4,500	172,111
Asahi Glass Co. Ltd.	9,000	350,876
Asahi Group Holdings Ltd.	18,000	817,548
Asahi Kasei Corp.	45,000	542,154
Bridgestone Corp.	9,000	426,912
Brother Industries Ltd.	4,500	108,470
Canon Inc.	22,500	840,161
Central Japan Railway Co.	4,500	814,618
Chubu Electric Power Co. Inc.	13,500	173,101
Chugoku Bank Ltd. (The)	4,500	63,878
Concordia Financial Group Ltd.	27,000	141,380
Dai-ichi Life Holdings Inc.	22,500	424,239
Daicel Corp.	9,000	111,361
Daiichi Sankyo Co. Ltd.	22,500	514,829
Daiwa House Industry Co. Ltd.	18,000	655,813
Denso Corp.	4,500	245,217
Electric Power Development Co. Ltd.	4,500	112,668
FamilyMart UNY Holdings Co. Ltd.	4,500	255,038
FUJIFILM Holdings Corp.	18,000	732,799
Fujitsu Ltd.	45,000	347,866
Hachijuni Bank Ltd. (The)	18,000	111,837
Hankyu Hanshin Holdings Inc.	4,500	174,448
Hino Motors Ltd.	9,000	114,926
Hitachi Ltd.	180,000	1,420,928
Hitachi Metals Ltd.	4,500	57,898
Honda Motor Co. Ltd.	31,500	976,630
Iida Group Holdings Co. Ltd.	4,500	85,778
Inpex Corp.	22,500	238,504
Isuzu Motors Ltd.	9,000	130,569
ITOCHU Corp.	81,000	1,409,997
J Front Retailing Co. Ltd.	4,500	66,056
Japan Airlines Co. Ltd.	4,500	153,261
Japan Post Bank Co. Ltd.	4,500	56,671
Japan Post Holdings Co. Ltd.	9,000	103,599
JFE Holdings Inc.	27,000	575,024
JSR Corp.	4,500	86,650
JTEKT Corp.	9,000	147,003

Security	Shares	Value
JXTG Holdings Inc.	76,500	$392,632
Kansai Electric Power Co. Inc. (The)	22,500	306,422
Kawasaki Heavy Industries Ltd.	4,500	155,637
KDDI Corp.	18,000	479,028
Kobe Steel Ltd.[a,b]	13,500	112,866
Komatsu Ltd.	18,000	585,638
Konica Minolta Inc.	18,000	156,508
Kuraray Co. Ltd.	13,500	264,107
Kyocera Corp.	9,000	597,439
Kyushu Electric Power Co. Inc.	9,000	102,174
LIXIL Group Corp.	4,500	123,163
Marubeni Corp.	99,000	659,274
Mazda Motor Corp.	9,000	128,470
Mebuki Financial Group Inc.	18,000	74,452
Medipal Holdings Corp.	9,000	166,171
MINEBEA MITSUMI Inc.	9,000	163,320
Miraca Holdings Inc.	4,500	208,704
Mitsubishi Chemical Holdings Corp.	45,000	466,316
Mitsubishi Corp.	63,000	1,468,411
Mitsubishi Electric Corp.	40,500	688,425
Mitsubishi Gas Chemical Co. Inc.	4,500	109,263
Mitsubishi Heavy Industries Ltd.	9,000	350,004
Mitsubishi Materials Corp.	4,500	169,893
Mitsubishi Motors Corp.	4,500	35,682
Mitsubishi Tanabe Pharma Corp.	9,000	197,536
Mitsubishi UFJ Financial Group Inc.	274,500	1,841,998
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,000	47,047
Mitsui & Co. Ltd.	72,000	1,070,210
Mitsui Chemicals Inc.	9,000	275,631
Mitsui OSK Lines Ltd.	4,500	136,628
Mizuho Financial Group Inc.	567,000	1,022,426
MS&AD Insurance Group Holdings Inc.	9,000	303,749
NEC Corp.	9,000	245,534
Nexon Co. Ltd.[a]	4,500	120,391
NGK Spark Plug Co. Ltd.	4,500	101,342
NH Foods Ltd.	8,000	229,517
Nikon Corp.	4,500	84,868
Nippon Express Co. Ltd.	4,500	283,948
Nippon Steel & Sumitomo Metal Corp.	27,000	641,794
Nippon Telegraph & Telephone Corp.	13,500	650,229
Nippon Yusen KKa	9,000	188,744
Nissan Motor Co. Ltd.	54,000	522,036
Nisshin Seifun Group Inc.	13,500	236,306
Nomura Holdings Inc.	54,000	308,327
Nomura Real Estate Master Fund Inc.	90	112,549
NSK Ltd.	13,500	191,873
NTT DOCOMO Inc.	18,000	434,199
Obayashi Corp.	18,000	234,445
Oji Holdings Corp.	45,000	262,167
ORIX Corp.	22,500	383,844
Osaka Gas Co. Ltd.	9,000	173,339
Otsuka Holdings Co. Ltd.	13,500	562,193
Resona Holdings Inc.	49,500	264,947
Ricoh Co. Ltd.	27,000	248,544
Rohm Co. Ltd.	4,500	414,239
SBI Holdings Inc./Japan	4,500	70,452
Seiko Epson Corp.	9,000	213,535
Sekisui Chemical Co. Ltd.	4,500	90,135
Sekisui House Ltd.	13,500	250,801
Seven & i Holdings Co. Ltd.	36,000	1,448,491
Shinsei Bank Ltd.	4,500	75,284
SoftBank Group Corp.	9,000	787,847

152

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

October 31, 2017

Security	Shares	Value
Sompo Holdings Inc.	4,500	$179,754
Sony Corp.	13,500	524,294
Subaru Corp.	9,000	307,947
Sumitomo Chemical Co. Ltd.	45,000	314,442
Sumitomo Corp.	63,000	905,663
Sumitomo Dainippon Pharma Co. Ltd.	9,000	128,074
Sumitomo Electric Industries Ltd.	13,500	228,287
Sumitomo Mitsui Financial Group Inc.	36,000	1,431,066
Sumitomo Mitsui Trust Holdings Inc.	9,000	352,064
Sumitomo Rubber Industries Ltd.	4,500	84,907
Suzuken Co. Ltd./Aichi Japan	4,500	161,379
Suzuki Motor Corp.	4,500	244,544
T&D Holdings Inc.	9,000	138,489
Taiheiyo Cement Corp.	4,500	179,002
TDK Corp.	4,500	343,351
Teijin Ltd.	4,500	94,768
Tohoku Electric Power Co. Inc.	13,500	176,071
Tokio Marine Holdings Inc.	9,000	384,538
Tokyo Electric Power Co. Holdings Inc.[a]	49,500	202,130
Toshiba Corp.[a]	45,000	130,291
Toyo Seikan Group Holdings Ltd.	4,500	78,927
Toyo Suisan Kaisha Ltd.	4,500	172,468
Toyota Industries Corp.	4,500	273,651
Toyota Motor Corp.	49,500	3,045,015
Toyota Tsusho Corp.	9,000	324,738
West Japan Railway Co.	4,500	315,748
Yamada Denki Co. Ltd.	13,500	71,522
Yamaha Motor Co. Ltd.	4,500	133,459

		48,028,384
NETHERLANDS — 3.54%
Aegon NV	47,851	282,511
AerCap Holdings NVa	5,985	315,050
ArcelorMittal[a]	21,385	613,220
ING Groep NV	42,435	784,034
Koninklijke Ahold Delhaize NV	95,330	1,794,088
NN Group NV	7,425	311,045

		4,099,948
NORWAY — 1.16%
DNB ASA	12,645	243,414
Marine Harvest ASA	13,019	253,796
Norsk Hydro ASA	36,405	280,983
Statoil ASA	9,990	201,951
Telenor ASA	6,075	128,822
Yara International ASA	4,950	234,617

		1,343,583
SINGAPORE — 2.01%
CapitaLand Ltd.	45,000	121,220
DBS Group Holdings Ltd.	22,600	377,883
Golden Agri-Resources Ltd.	967,500	280,507

Security	Shares	Value
Hutchison Port Holdings Trust	171,000	$73,530
Keppel Corp. Ltd.	54,000	297,270
Oversea-Chinese Banking Corp. Ltd.[b]	31,500	275,139
SembCorp Industries Ltd.	45,000	108,999
Singapore Airlines Ltd.	18,000	135,687
Wilmar International Ltd.	198,000	492,675
Yangzijiang Shipbuilding Holdings Ltd.	135,000	156,066

		2,318,976
SPAIN — 2.83%
Banco de Sabadell SA	77,865	155,928
Banco Santander SA	169,024	1,146,575
CaixaBank SA	33,547	157,026
Iberdrola SA	74,930	605,616
International Consolidated Airlines Group SA	32,175	271,746
Mapfre SA	16,680	54,583
Repsol SA	24,035	450,373
Telefonica SA	40,995	430,101

		3,271,948
SWEDEN — 0.82%
Boliden AB	5,805	203,166
Getinge AB Class Bb	7,385	145,374
Telefonaktiebolaget LM Ericsson Class B	67,545	425,192
Telia Co. AB	38,340	177,462

		951,194
SWITZERLAND — 1.04%
Baloise Holding AG Registered	765	120,721
Credit Suisse Group AG Registered	27,900	440,276
Swiss Life Holding AG Registered	720	250,498
Swiss Re AG	4,140	389,786

		1,201,281
UNITED KINGDOM — 13.21%
3i Group PLC	15,081	192,458
Anglo American PLC	46,800	882,503
Babcock International Group PLC	2,610	28,144
Barclays PLC	319,185	788,171
Barratt Developments PLC	18,495	160,748
Berkeley Group Holdings PLC	2,205	109,541
BP PLC	180,767	1,224,733
Glencore PLC	202,680	977,011
HSBC Holdings PLC	222,592	2,170,526
J Sainsbury PLC	210,645	678,336
Lloyds Banking Group PLC	835,875	758,020
Meggitt PLC	21,645	149,035
Old Mutual PLC	45,405	115,165
Pearson PLC	10,260	95,850
Persimmon PLC	4,095	152,372
Rio Tinto PLC	11,710	551,803
Royal Bank of Scotland Group PLC[a]	73,710	276,520
Royal Dutch Shell PLC Class A ADR	48,402	1,520,436
Royal Dutch Shell PLC Class B	38,970	1,253,132
Royal Mail PLC	35,235	175,183
Shire PLC	21,825	1,078,440
Standard Chartered PLC[a]	40,725	405,822
Taylor Wimpey PLC	30,195	79,994
Travis Perkins PLC	4,095	82,657

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

October 31, 2017

Security	Shares	Value
Vodafone Group PLC	265,725	$760,787
Wm Morrison Supermarkets PLC	207,855	618,840

		15,286,227

TOTAL COMMON STOCKS
(Cost: $97,884,632)		113,608,154

PREFERRED STOCKS — 1.20%

GERMANY — 1.09%
Bayerische Motoren Werke AG, Preference Shares	585	51,058
Porsche Automobil Holding SE, Preference Shares	4,320	313,580
Volkswagen AG, Preference Shares	4,950	898,998

		1,263,636
ITALY — 0.11%
Intesa Sanpaolo SpA, Preference Shares	3,330	10,505
Telecom Italia SpA/Milano, Preference Shares	164,205	116,783

		127,288

TOTAL PREFERRED STOCKS
(Cost: $1,075,609)		1,390,924

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Standander SA (Expires 11/01/17)[a]	169,024	8,073

		8,073

TOTAL RIGHTS
(Cost: $7,962)		8,073

SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[d,e,f]	846,891	847,061

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[d,e]	2,730	$2,730

		849,791

TOTAL SHORT-TERM INVESTMENTS
(Cost: $849,827)		849,791

TOTAL INVESTMENTS IN SECURITIES — 100.13%
(Cost: $99,818,030)		115,856,942
Other Assets, Less Liabilities — (0.13)%		(155,899)

NET ASSETS — 100.00%		$115,701,043

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	84,729	762,162[a]	—	846,891	$847,061	$(9)	$(41)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,903	—	(173)[a]	2,730	2,730	—	—	65

					$849,791	$(9)	$(41)	$65

[a]	Net of shares purchased and sold.

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$113,608,154	$—	$—	$113,608,154
Preferred stocks	1,390,924	—	—	1,390,924
Rights	8,073	—	—	8,073
Money market funds	849,791	—	—	849,791

Total	$115,856,942	$—	$—	$115,856,942

155

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.12%

CHINA — 29.00%
3SBio Inc.[a,b]	6,000	$10,736
AAC Technologies Holdings Inc.	6,000	109,821
Agricultural Bank of China Ltd. Class H	112,000	52,685
Alibaba Group Holding Ltd. ADR[a,c]	472	87,268
ANTA Sports Products Ltd.	8,000	35,787
Baidu Inc. ADR[a]	176	42,933
Bank of China Ltd. Class H	108,000	53,849
Bank of Communications Co. Ltd. Class H	16,000	12,059
Beijing Capital International Airport Co. Ltd. Class H	24,000	39,376
China Construction Bank Corp. Class H	52,000	46,389
China Everbright Bank Co. Ltd. Class H	24,000	11,320
China Huarong Asset Management Co. Ltd. Class Hb	44,000	20,698
China Huishan Dairy Holdings Co. Ltd.[a,c,d]	148,000	—
China Medical System Holdings Ltd.	16,000	29,573
China Mengniu Dairy Co. Ltd.	20,000	55,372
China Minsheng Banking Corp. Ltd. Class H	8,300	8,032
China Mobile Ltd.	8,000	80,340
China Pacific Insurance Group Co. Ltd. Class H	800	3,943
China Petroleum & Chemical Corp. Class H	24,000	17,627
China Resources Beer Holdings Co. Ltd.	16,000	46,143
China Telecom Corp. Ltd. Class H	56,000	28,065
China Unicom Hong Kong Ltd.[a]	8,000	11,361
CITIC Ltd.	16,000	23,420
COSCO SHIPPING Ports Ltd.	24,000	27,809
Country Garden Holdings Co. Ltd.	4,000	6,337
CSPC Pharmaceutical Group Ltd.	64,000	111,236
Fullshare Holdings Ltd.	40,000	17,124
Guangdong Investment Ltd.	48,000	69,522
Hengan International Group Co. Ltd.	4,000	39,427
Industrial & Commercial Bank of China Ltd. Class H	64,000	50,778
Jiangsu Expressway Co. Ltd. Class H	40,000	61,319
Lenovo Group Ltd.[c]	8,000	4,635
NetEase Inc. ADR	244	68,789
New Oriental Education & Technology Group Inc. ADR	340	28,302
Ping An Insurance Group Co. of China Ltd. Class H	2,000	17,560
Semiconductor Manufacturing International Corp.[a,c]	36,200	55,494
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	16,000	11,485
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,000	9,985
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	11,200	17,382
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,800	22,728
Shenzhou International Group Holdings Ltd.	12,000	102,438
Sihuan Pharmaceutical Holdings Group Ltd.	32,000	11,567
Sino Biopharmaceutical Ltd.	32,000	37,366
Sinopharm Group Co. Ltd. Class H	1,600	7,157
Sun Art Retail Group Ltd.[c]	22,000	22,221
TAL Education Group Class A ADR	3,672	100,980
Tencent Holdings Ltd.	3,600	161,409
TravelSky Technology Ltd. Class H	16,000	41,426
Want Want China Holdings Ltd.[c]	24,000	19,626
Yum China Holdings Inc.[a]	2,420	97,647
Zhejiang Expressway Co. Ltd. Class H	24,000	29,685

		2,078,231

Security	Shares	Value
HONG KONG — 8.74%
ASM Pacific Technology Ltd.	400	$5,819
BOC Hong Kong Holdings Ltd.	2,000	9,523
CK Infrastructure Holdings Ltd.	8,000	69,625
CLP Holdings Ltd.	10,000	101,707
Hang Seng Bank Ltd.	6,000	142,044
HK Electric Investments & HK Electric Investments Ltd.[b,c]	30,000	27,609
HKT Trust & HKT Ltd.	12,160	14,854
Hong Kong & China Gas Co. Ltd.[c]	45,482	86,163
Link REIT	2,000	16,804
MTR Corp. Ltd.	16,000	92,697
Power Assets Holdings Ltd.	6,000	51,988
Yue Yuen Industrial Holdings Ltd.	2,000	7,665

		626,498
INDIA — 4.98%
Infosys Ltd. ADR	11,216	166,558
Wipro Ltd. ADR[c]	35,484	190,194

		356,752
INDONESIA — 2.31%
Bank Central Asia Tbk PT	48,000	73,969
Gudang Garam Tbk PT	400	2,064
Hanjaya Mandala Sampoerna Tbk PT	115,200	33,806
Kalbe Farma Tbk PT	49,200	5,804
Telekomunikasi Indonesia Persero Tbk PT	28,800	8,558
Unilever Indonesia Tbk PT	11,200	40,960

		165,161
MALAYSIA — 7.50%
DiGi.Com Bhd	33,600	39,684
HAP Seng Consolidated Bhd	8,400	18,413
Hartalega Holdings Bhd	1,600	2,880
Hong Leong Bank Bhd	19,600	73,798
IHH Healthcare Bhd	42,400	56,487
Kuala Lumpur Kepong Bhd	4,400	25,568
Malayan Banking Bhd	33,200	72,540
Maxis Bhd	42,400	59,591
MISC Bhd	7,200	11,820
Petronas Dagangan Bhd	2,400	13,583
Petronas Gas Bhd	800	3,409
PPB Group Bhd	6,000	23,782
Public Bank Bhd	15,600	75,393
Telekom Malaysia Bhd	19,200	28,799
Tenaga Nasional Bhd	8,000	28,345
Westports Holdings Bhd	4,000	3,505

		537,597
PAKISTAN — 0.29%
Habib Bank Ltd.	5,600	8,532
Lucky Cement Ltd.	400	1,849

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

October 31, 2017

Security	Shares	Value
MCB Bank Ltd.	5,600	$10,568

		20,949
PHILIPPINES — 3.36%
Aboitiz Equity Ventures Inc.	21,440	31,106
Aboitiz Power Corp.	34,800	28,649
Ayala Corp.	280	5,592
Bank of the Philippine Islands	27,680	52,545
BDO Unibank Inc.	35,553	94,693
Security Bank Corp.	680	3,241
Universal Robina Corp.	9,120	25,262

		241,088
SINGAPORE — 4.53%
Oversea-Chinese Banking Corp. Ltd.	7,200	62,889
SATS Ltd.	10,800	37,258
Singapore Airlines Ltd.	10,800	81,412
Singapore Telecommunications Ltd.	24,800	68,262
United Overseas Bank Ltd.	1,900	34,335
Wilmar International Ltd.	16,400	40,807

		324,963
SOUTH KOREA — 12.40%
CJ CheilJedang Corp.	16	5,227
CJ Logistics Corp.[a]	140	19,619
Coway Co. Ltd.	108	9,380
Dongbu Insurance Co. Ltd.	648	40,777
Dongsuh Cos. Inc.	364	8,935
E-MART Inc.	52	10,397
GS Retail Co. Ltd.	392	11,686
Hanssem Co. Ltd.	88	13,392
Hanwha Life Insurance Co. Ltd.	3,684	26,043
Hyundai Glovis Co. Ltd.	20	2,696
Hyundai Marine & Fire Insurance Co. Ltd.	280	11,334
Hyundai Mobis Co. Ltd.	68	16,175
Kakao Corp.	88	11,311
Kangwon Land Inc.	1,312	40,167
Kia Motors Corp.	508	16,051
Korea Electric Power Corp.	196	6,858
KT Corp.	234	6,130
KT&G Corp.	654	61,877
LG Display Co. Ltd.	432	11,298
Lotte Confectionery Co. Ltd/New[a]	20	3,320
Lotte Corp.	120	7,957
NAVER Corp.	108	86,180
NCsoft Corp.	92	35,023
S-1 Corp.	576	47,094
Samsung Biologics Co. Ltd.[a,b]	296	101,454
Samsung Electro-Mechanics Co. Ltd.	164	15,224
Samsung Electronics Co. Ltd.	12	29,498
Samsung Fire & Marine Insurance Co. Ltd.	220	53,608
Samsung Life Insurance Co. Ltd.	606	73,022
Samsung SDI Co. Ltd.	132	24,271
Samsung SDS Co. Ltd.	24	4,434
Shinhan Financial Group Co. Ltd.	160	7,169
SK Hynix Inc.	428	31,402
SK Telecom Co. Ltd.	168	39,588

		888,597

Security	Shares	Value
TAIWAN — 18.18%
Advanced Semiconductor Engineering Inc.	8,249	$9,942
Advantech Co. Ltd.	5,055	34,528
Asustek Computer Inc.	4,000	34,616
Chang Hwa Commercial Bank Ltd.	89,021	48,260
Chicony Electronics Co. Ltd.	4,818	12,061
Chunghwa Telecom Co. Ltd.	20,000	68,304
Delta Electronics Inc.	8,000	38,462
Far EasTone Telecommunications Co. Ltd.	20,000	46,950
First Financial Holding Co. Ltd.	134,678	86,855
Foxconn Technology Co. Ltd.	4,935	15,725
Hon Hai Precision Industry Co. Ltd.	36,284	134,744
Hua Nan Financial Holdings Co. Ltd.	202,336	110,696
Lite-On Technology Corp.	28,611	40,365
Mega Financial Holding Co. Ltd.	16,000	12,573
Novatek Microelectronics Corp.	4,000	14,788
Powertech Technology Inc.	8,000	25,014
President Chain Store Corp.	4,000	35,942
Quanta Computer Inc.	16,000	37,667
Siliconware Precision Industries Co. Ltd.	28,000	44,377
Standard Foods Corp.	15,230	37,722
Synnex Technology International Corp.	18,200	23,052
Taiwan Business Bank	57,973	16,012
Taiwan Cooperative Financial Holding Co. Ltd.	226,726	122,536
Taiwan Mobile Co. Ltd.	16,000	57,030
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	161,143
Transcend Information Inc.	4,000	11,353
WPG Holdings Ltd.	16,000	21,910

		1,302,627
THAILAND — 7.83%
Advanced Info Service PCL NVDR	3,600	21,078
Airports of Thailand PCL NVDR	20,000	35,822
Bangkok Bank PCL Foreign	1,600	9,681
Bangkok Dusit Medical Services PCL NVDR	103,200	65,859
Bangkok Expressway & Metro PCL NVDR	60,000	14,088
BTS Group Holdings PCL NVDR	239,200	61,204
Bumrungrad Hospital PCL NVDR	8,800	58,278
CP ALL PCL NVDR	23,200	48,886
Delta Electronics Thailand PCL NVDR	12,800	33,137
Electricity Generating PCL NVDR	2,400	16,616
Glow Energy PCL NVDR	20,800	56,352
Home Product Center PCL NVDR	57,200	22,040
Kasikornbank PCL Foreign	400	2,745
KCE Electronics PCL NVDR	7,200	21,674
Robinson PCL NVDR	5,600	12,517
Siam Cement PCL (The) Foreign	2,800	41,300
Siam Commercial Bank PCL (The) NVDR	2,000	8,820
Thai Union Group PCL NVDR	55,600	30,628

		560,725

TOTAL COMMON STOCKS
(Cost: $5,824,552)		7,103,188

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

October 31, 2017

Security	Shares	Value
PREFERRED STOCKS — 0.67%

SOUTH KOREA — 0.67%
Samsung Electronics Co. Ltd., Preference Shares	24	$47,985

		47,985

TOTAL PREFERRED STOCKS
(Cost: $20,749)		47,985

SHORT-TERM INVESTMENTS — 3.22%

MONEY MARKET FUNDS — 3.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[e,f,g]	227,273	227,319
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[e,f]	3,574	3,574

		230,893

TOTAL SHORT-TERM INVESTMENTS
(Cost: $230,867)		230,893

TOTAL INVESTMENTS IN SECURITIES — 103.01%
(Cost: $6,076,168)		7,382,066
Other Assets, Less Liabilities — (3.01)%		(215,949)

NET ASSETS — 100.00%		$7,166,117

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	409,845	—	(182,572)[a]	227,273	$227,319	$2	$(32)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,427	—	(3,853)[a]	3,574	3,574	—	—	21

					$230,893	$2	$(32)	$21

[a]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,103,188	$—	$0[a]	$7,103,188
Preferred stocks	47,985	—	—	47,985
Money market funds	230,893	—	—	230,893

Total	$7,382,066	$—	$0[a]	$7,382,066

[a]	Rounds to less than $1.

159

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

October 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.06%

EXCHANGE-TRADED FUNDS — 100.06%
iShares Edge MSCI Min Vol EAFE ETF[a]	267,283	$19,185,574

		19,185,574

TOTAL INVESTMENT COMPANIES (Cost: $16,929,705)		19,185,574

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,b]	8,588	8,588

		8,588

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,588)		8,588

TOTAL INVESTMENTS IN SECURITIES — 100.11% (Cost: $16,938,293)		19,194,162
Other Assets, Less Liabilities — (0.11)%		(20,892)

NET ASSETS — 100.00%		$19,173,270

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	6,775	1,813	[a]	—	8,588	$8,588	$—	$—	$23
iShares Edge MSCI Min Vol EAFE ETF	263,214	5,112		(1,043)	267,283	19,185,574	4,915	326,558	—

						$19,194,162	$4,915	$326,558	$23

[a]	Net of shares purchased and sold.

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

October 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	2,454,000	USD	2,458,334	MS	11/02/2017	$1,446
DKK	6,965,000	USD	1,088,391	MS	11/02/2017	1,892
EUR	2,667,000	USD	3,101,887	MS	11/02/2017	4,766
GBP	4,150,000	USD	5,493,085	MS	11/02/2017	18,738
HKD	12,067,000	USD	1,546,692	MS	11/02/2017	82
ILS	1,169,000	USD	331,395	MS	11/02/2017	589
NOK	335,000	USD	40,944	MS	11/02/2017	70
SEK	2,561,000	USD	305,908	MS	11/02/2017	5
SGD	985,000	USD	722,613	MS	11/02/2017	4
USD	1,542,817	AUD	1,992,000	MS	11/02/2017	18,240
USD	4,990,899	CHF	4,908,000	MS	11/02/2017	71,339
USD	2,195,782	DKK	13,930,000	MS	11/02/2017	15,216
USD	6,255,790	EUR	5,334,000	MS	11/02/2017	42,482
USD	2,822,646	GBP	2,100,000	MS	11/02/2017	33,531
USD	332,055	ILS	1,169,000	MS	11/02/2017	71
USD	10,362,479	JPY	1,171,036,000	MS	11/02/2017	63,582
USD	42,222	NOK	335,000	MS	11/02/2017	1,209
USD	95,682	NZD	133,000	MS	11/02/2017	4,670
USD	315,445	SEK	2,561,000	MS	11/02/2017	9,531
USD	1,456,847	SGD	1,982,000	MS	11/02/2017	2,808
DKK	4,000	USD	627	MS	12/04/2017	—
GBP	12,000	USD	15,943	MS	12/04/2017	9
HKD	60,000	USD	7,694	MS	12/04/2017	—
SEK	9,000	USD	1,077	MS	12/04/2017	—
USD	797,636	AUD	1,041,000	MS	12/04/2017	1,168
USD	81,422	CHF	81,000	MS	12/04/2017	67
USD	38,893	DKK	248,000	MS	12/04/2017	3
USD	129,521	EUR	111,000	MS	12/04/2017	9
USD	1,536,518	HKD	11,981,000	MS	12/04/2017	152
USD	5,117	ILS	18,000	MS	12/04/2017	—
USD	5,481,516	JPY	621,994,000	MS	12/04/2017	4,110
USD	41,084	NOK	335,000	MS	12/04/2017	40
USD	91,040	NZD	133,000	MS	12/04/2017	81
USD	305,140	SEK	2,544,000	MS	12/04/2017	740
USD	44,783	SGD	61,000	MS	12/04/2017	22

						296,672

AUD	1,992,000	USD	1,527,280	MS	11/02/2017	(2,703)
CHF	2,454,000	USD	2,461,878	MS	11/02/2017	(2,097)
DKK	6,965,000	USD	1,090,394	MS	11/02/2017	(111)
EUR	2,667,000	USD	3,106,922	MS	11/02/2017	(268)
GBP	50,000	USD	67,136	MS	11/02/2017	(728)
HKD	11,981,000	USD	1,536,026	MS	11/02/2017	(276)
ILS	1,169,000	USD	332,055	MS	11/02/2017	(71)
JPY	1,171,036,000	USD	10,306,109	MS	11/02/2017	(7,213)

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

October 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
NOK	335,000	USD	41,055	MS	11/02/2017	$(41)
NZD	133,000	USD	91,137	MS	11/02/2017	(125)
SEK	2,561,000	USD	306,713	MS	11/02/2017	(800)
SGD	997,000	USD	731,820	MS	11/02/2017	(398)
USD	2,788,695	GBP	2,100,000	MS	11/02/2017	(420)
USD	3,082,109	HKD	24,048,000	MS	11/02/2017	(415)
USD	331,553	ILS	1,169,000	MS	11/02/2017	(432)
USD	40,944	NOK	335,000	MS	11/02/2017	(70)
USD	305,908	SEK	2,561,000	MS	11/02/2017	(5)
CHF	4,000	USD	4,022	MS	12/04/2017	(4)
EUR	14,000	USD	16,335	MS	12/04/2017	—
JPY	2,668,000	USD	23,496	MS	12/04/2017	(1)
SGD	3,000	USD	2,202	MS	12/04/2017	(1)
USD	2,463,207	CHF	2,454,000	MS	12/04/2017	(1,564)
USD	1,090,337	DKK	6,965,000	MS	12/04/2017	(1,883)
USD	3,106,956	EUR	2,667,000	MS	12/04/2017	(4,845)
USD	2,785,122	GBP	2,109,000	MS	12/04/2017	(18,393)
USD	28,723	HKD	224,000	MS	12/04/2017	(2)
USD	333,701	ILS	1,176,000	MS	12/04/2017	(599)
USD	3,547	NOK	29,000	MS	12/04/2017	(6)
USD	8,017	SEK	67,000	MS	12/04/2017	—
USD	722,741	SGD	985,000	MS	12/04/2017	(41)

						(43,512)

				Net unrealized appreciation		$253,160

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

October 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$19,185,574	$—	$—	$19,185,574
Money market funds	8,588	—	—	8,588

Total	$19,194,162	$—	$—	$19,194,162

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$296,672	$—	$296,672
Liabilities:
Forward currency contracts	—	(43,512)	—	(43,512)

Total	$—	$253,160	$—	$253,160

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

163

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.36%

AUSTRALIA — 4.16%
AGL Energy Ltd.	2,151,806	$41,692,905
Aurizon Holdings Ltd.	1,871,959	7,434,982
Cochlear Ltd.	78,321	10,564,459
Commonwealth Bank of Australia	699,328	41,625,964
CSL Ltd.	128,405	13,678,289
Newcrest Mining Ltd.	661,315	11,363,289
Scentre Group	4,084,259	12,589,055
Sonic Healthcare Ltd.	1,728,678	28,855,350
Stockland	1,869,268	6,478,341
Sydney Airport	1,134,245	6,183,442
Tatts Group Ltd.	3,300,493	10,552,823
Telstra Corp. Ltd.	7,554,071	20,503,978
Transurban Group	3,050,043	28,367,468
Vicinity Centres	6,067,265	12,328,000
Wesfarmers Ltd.	1,600,682	51,302,101
Westfield Corp.	1,353,247	8,062,169
Westpac Banking Corp.	313,625	7,933,171

		319,515,786
BELGIUM — 2.13%
Ageas	183,326	8,893,940
Colruyt SA	646,169	33,053,451
Groupe Bruxelles Lambert SA	219,800	23,603,241
KBC Group NV	196,770	16,346,191
Proximus SADP	1,557,194	51,718,652
UCB SA	411,441	29,951,967

		163,567,442
DENMARK — 5.88%
Chr Hansen Holding A/S	532,361	46,588,672
Coloplast A/S Class B	396,223	34,860,875
Danske Bank A/S	2,823,394	107,718,254
DSV A/S	719,237	55,623,877
H Lundbeck A/S	641,401	38,116,948
ISS A/S	514,817	21,793,243
Orsted A/Sa	1,588,278	89,016,770
TDC A/S	1,433,590	8,476,845
Tryg A/S	929,988	22,144,651
William Demant Holding A/Sb,c	939,089	27,095,326

		451,435,461
FINLAND — 2.30%
Elisa OYJ	1,351,901	54,475,686
Neste OYJ	303,194	16,893,835
Orion OYJ Class B	473,933	19,434,209
Sampo OYJ Class A	1,632,417	85,537,748

		176,341,478
FRANCE — 5.72%
Aeroports de Paris	299,185	50,398,239

Security	Shares	Value
Air Liquide SA	168,746	$21,486,264
Atos SE	77,289	12,011,044
Danone SA	380,404	31,082,654
Dassault Systemes SE	378,418	40,191,202
Essilor International SA	91,156	11,543,089
Hermes International	84,688	43,956,751
Iliad SA	52,415	13,088,393
L’Oreal SA	215,304	47,918,851
Orange SA	246,961	4,052,215
Pernod Ricard SA	48,596	7,288,783
Sanofi	388,175	36,759,699
SCOR SE	364,299	15,127,385
SEB SA	77,559	14,456,376
SES SA	245,929	3,999,470
Sodexo SA	249,027	31,693,860
Thales SA	373,064	38,888,087
TOTAL SA	274,576	15,312,047

		439,254,409
GERMANY — 4.68%
adidas AG	20,041	4,460,399
Beiersdorf AG	349,152	39,169,504
Deutsche Telekom AG Registered	238,137	4,338,812
Fresenius Medical Care AG & Co. KGaA	371,730	35,951,548
Fresenius SE & Co. KGaA	194,272	16,229,203
Henkel AG & Co. KGaA	311,862	39,309,451
Innogy SEa	1,053,787	49,042,983
MAN SE	377,656	41,742,487
Merck KGaA	176,048	18,845,454
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	204,166	45,677,780
RTL Group SAb	420,872	31,226,876
SAP SE	250,721	28,524,280
Symrise AG	54,119	4,212,098

		358,730,875
HONG KONG — 8.23%
CK Infrastructure Holdings Ltd.[c]	6,968,000	60,643,339
CLP Holdings Ltd.	9,789,500	99,566,360
Hang Seng Bank Ltd.	4,716,800	111,665,636
HK Electric Investments & HK Electric Investments Ltd.[a,c]	29,480,000	27,130,457
HKT Trust & HKT Ltd.	41,808,349	51,069,441
Hong Kong & China Gas Co. Ltd.	27,872,720	52,803,046
Jardine Matheson Holdings Ltd.	214,400	13,734,464
Link REIT	2,980,500	25,041,885
MTR Corp. Ltd.	15,814,748	91,623,293
PCCW Ltd.	19,296,000	10,635,084
Power Assets Holdings Ltd.	7,171,500	62,138,660
Yue Yuen Industrial Holdings Ltd.	6,637,000	25,435,963

		631,487,628
IRELAND — 1.46%
Kerry Group PLC Class A	641,711	64,626,664
Paddy Power Betfair PLC	129,206	13,215,526

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

October 31, 2017

Security	Shares	Value
Ryanair Holdings PLC ADR[b]	302,448	$33,907,445

		111,749,635
ISRAEL — 2.05%
Azrieli Group Ltd.	362,550	20,462,629
Bank Hapoalim BM	6,547,652	46,347,816
Bank Leumi Le-Israel BM	7,621,002	42,147,680
Check Point Software Technologies Ltd.[b]	183,077	21,549,994
Mizrahi Tefahot Bank Ltd.	1,502,570	27,114,976

		157,623,095
ITALY — 0.08%
Snam SpA	1,230,595	6,287,689

		6,287,689
JAPAN — 28.23%
ABC-Mart Inc.	265,100	13,344,821
Ajinomoto Co. Inc.	964,800	19,329,114
ANA Holdings Inc.	1,212,200	46,362,943
Aozora Bank Ltd.	161,800	6,300,845
Asahi Group Holdings Ltd.	231,200	10,500,952
Astellas Pharma Inc.	3,644,800	48,386,701
Benesse Holdings Inc.	731,300	24,681,295
Canon Inc.	2,465,600	92,066,715
Central Japan Railway Co.	81,400	14,735,528
Chugai Pharmaceutical Co. Ltd.	222,400	10,569,040
Coca-Cola Bottlers Japan Inc.	125,600	4,366,100
Daiichi Sankyo Co. Ltd.	1,257,800	28,780,076
Daito Trust Construction Co. Ltd.	44,000	7,680,542
Daiwa House REIT Investment Corp.	3,832	8,936,724
East Japan Railway Co.	428,800	41,396,955
Eisai Co. Ltd.	267,300	14,812,885
FamilyMart UNY Holdings Co. Ltd.	536,001	30,377,950
Hankyu Hanshin Holdings Inc.	140,700	5,454,400
Japan Airlines Co. Ltd.	1,286,400	43,812,092
Japan Prime Realty Investment Corp.	6,450	20,746,942
Japan Real Estate Investment Corp.	4,380	20,506,556
Japan Retail Fund Investment Corp.	4,288	7,600,134
Kajima Corp.	3,912,000	40,383,490
Kao Corp.	495,300	29,797,332
KDDI Corp.	1,179,200	31,381,684
Keikyu Corp.	1,685,500	34,694,927
Keyence Corp.	52,800	29,194,966
Kirin Holdings Co. Ltd.	2,395,900	57,024,655
Konami Holdings Corp.	333,000	16,118,103
Kyowa Hakko Kirin Co. Ltd.	214,400	3,939,692
Kyushu Railway Co.	1,306,400	41,676,494
Lawson Inc.	536,000	34,906,275
McDonald’s Holdings Co. Japan Ltd.	705,100	30,219,458
MEIJI Holdings Co. Ltd.	328,900	26,802,904
Mitsubishi Tanabe Pharma Corp.	2,416,100	53,029,600
Mizuho Financial Group Inc.	20,905,000	37,696,335
Nagoya Railroad Co. Ltd.	869,000	19,455,566
NH Foods Ltd.	1,094,000	31,386,430
Nippon Building Fund Inc.	3,000	14,468,010
Nippon Prologis REIT Inc.	13,936	29,287,308

Security	Shares	Value
Nippon Telegraph & Telephone Corp.	2,144,000	$103,265,968
Nissin Foods Holdings Co. Ltd.	605,600	37,999,894
Nitori Holdings Co. Ltd.	191,100	27,673,594
Nomura Real Estate Master Fund Inc.	25,073	31,355,041
Nomura Research Institute Ltd.	449,160	18,914,288
NTT Data Corp.	1,025,600	11,886,959
NTT DOCOMO Inc.	3,790,800	91,442,249
Obayashi Corp.	1,840,400	23,970,712
Oracle Corp. Japan	397,700	33,424,580
Oriental Land Co. Ltd./Japan	469,400	37,401,633
Osaka Gas Co. Ltd.	244,600	4,710,966
Otsuka Corp.	466,900	31,638,916
Otsuka Holdings Co. Ltd.	1,656,400	68,979,009
Park24 Co. Ltd.	568,600	13,105,372
Recruit Holdings Co. Ltd.	4,824,000	117,851,131
Ryohin Keikaku Co. Ltd.	33,500	9,846,871
Sankyo Co. Ltd.	474,800	15,272,322
Santen Pharmaceutical Co. Ltd.	587,000	9,293,435
Secom Co. Ltd.	428,800	32,366,607
Seven & i Holdings Co. Ltd.	107,200	4,313,283
Shimamura Co. Ltd.	77,600	8,618,428
Shionogi & Co. Ltd.	271,200	14,527,804
Suntory Beverage & Food Ltd.	1,179,200	53,859,439
Taisei Corp.	333,400	18,396,709
Taisho Pharmaceutical Holdings Co. Ltd.	269,100	20,390,311
Takeda Pharmaceutical Co. Ltd.	1,097,800	61,783,253
Terumo Corp.	547,400	22,665,819
Tobu Railway Co. Ltd.	563,400	16,461,216
Toray Industries Inc.	4,073,600	40,994,118
Toyo Suisan Kaisha Ltd.	964,800	36,977,066
Tsuruha Holdings Inc.	74,200	9,161,542
United Urban Investment Corp.	8,935	12,840,671
USS Co. Ltd.	227,400	4,562,809
West Japan Railway Co.	276,800	19,422,040
Yamada Denki Co. Ltd.	3,576,100	18,945,808

		2,166,532,402
NETHERLANDS — 0.11%
Koninklijke Ahold Delhaize NV	198,060	3,727,443
NN Group NV	108,920	4,562,833

		8,290,276
NEW ZEALAND — 0.49%
Auckland International Airport Ltd.	806,752	3,443,107
Contact Energy Ltd.	2,925,684	11,524,383
Mercury NZ Ltd.	1,882,260	4,242,266
Meridian Energy Ltd.	3,776,500	7,373,212
Ryman Healthcare Ltd.	627,419	3,997,266
Spark New Zealand Ltd.	2,674,245	6,741,731

		37,321,965
NORWAY — 0.23%
Gjensidige Forsikring ASA	660,748	12,412,394

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

October 31, 2017

Security	Shares	Value
Orkla ASA	553,944	$5,412,902

		17,825,296
SINGAPORE — 3.96%
DBS Group Holdings Ltd.	3,893,000	65,092,880
Oversea-Chinese Banking Corp. Ltd.[c]	8,506,899	74,304,241
SATS Ltd.	5,549,700	19,145,324
Singapore Airlines Ltd.	6,003,200	45,253,130
Singapore Press Holdings Ltd.[c]	4,070,100	8,066,111
Singapore Telecommunications Ltd.	22,083,200	60,783,911
United Overseas Bank Ltd.	1,715,200	30,995,467

		303,641,064
SPAIN — 0.05%
Endesa SA	170,139	3,894,697

		3,894,697
SWEDEN — 1.62%
Hennes & Mauritz AB Class B	335,211	8,416,512
ICA Gruppen ABc	349,780	12,901,893
L E Lundbergforetagen AB Class B	317,700	24,799,559
Skandinaviska Enskilda Banken AB Class A	467,638	5,764,619
Svenska Handelsbanken AB Class A	891,479	12,778,313
Swedbank AB Class A	447,963	11,119,080
Swedish Match AB	403,878	15,215,739
Telia Co. AB	7,191,025	33,284,624

		124,280,339
SWITZERLAND — 13.31%
Baloise Holding AG Registered	250,785	39,575,121
Barry Callebaut AG Registered	11,833	18,483,127
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	6,432	37,264,045
Chocoladefabriken Lindt & Spruengli AG Registered	319	22,164,867
Givaudan SA Registered	13,936	31,149,085
Kuehne + Nagel International AG Registered	497,097	86,872,289
Nestle SA Registered	1,317,329	110,878,715
Novartis AG Registered	1,368,658	112,864,855
Partners Group Holding AG	72,896	49,070,241
Roche Holding AG	407,371	94,200,457
Schindler Holding AG Registered	29,818	6,589,993
Sika AG Bearer	2,378	17,617,907
Sonova Holding AG Registered	388,553	70,203,045
Straumann Holding AG Registered	11,954	8,352,690
Swiss Life Holding AG Registered	114,019	39,668,729
Swiss Prime Site AG Registered	441,785	37,738,757
Swiss Re AG	1,059,515	99,754,698
Swisscom AG Registered	173,134	87,539,663
Zurich Insurance Group AG	168,354	51,428,364

		1,021,416,648
UNITED KINGDOM — 14.67%
Admiral Group PLC	563,508	14,397,501
AstraZeneca PLC	792,648	52,966,705
British American Tobacco PLC	1,017,715	65,830,365

Security	Shares	Value
BT Group PLC	4,298,240	$14,857,536
Carnival PLC	401,490	26,450,015
Coca-Cola European Partners PLC	523,304	21,467,872
Compass Group PLC	4,357,052	95,641,758
ConvaTec Group PLC[a]	12,623,211	32,838,721
Diageo PLC	1,931,639	65,974,922
Direct Line Insurance Group PLC	6,389,643	31,539,232
Experian PLC	172,826	3,639,940
GlaxoSmithKline PLC	3,699,525	66,691,081
HSBC Holdings PLC	6,909,092	67,371,537
Imperial Brands PLC	862,408	35,164,450
Kingfisher PLC	9,719,952	40,349,211
Merlin Entertainments PLC[a]	1,609,200	8,094,722
National Grid PLC	6,228,064	74,931,292
Randgold Resources Ltd.	103,139	10,128,451
Reckitt Benckiser Group PLC	1,049,617	93,875,100
RELX PLC	3,194,167	73,508,597
Royal Mail PLC	4,363,584	21,695,074
Severn Trent PLC	130,385	3,655,088
Smith & Nephew PLC	2,166,799	40,887,886
SSE PLC	2,229,356	40,913,763
Tate & Lyle PLC	2,828,396	24,282,349
TUI AG	2,147,724	38,788,174
Unilever PLC	73,696	4,178,331
United Utilities Group PLC	302,316	3,344,168
Vodafone Group PLC	15,542,988	44,500,534
Worldpay Group PLC[a]	1,500,635	8,090,643

		1,126,055,018

TOTAL COMMON STOCKS (Cost: $6,916,715,389)		7,625,251,203

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[d,e,f]	21,114,667	21,118,890

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

October 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[d,e]	18,574,349	$18,574,349

		39,693,239

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,691,480)		39,693,239

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $6,956,406,869)		7,664,944,442
Other Assets, Less Liabilities — 0.13%		9,596,368

NET ASSETS — 100.00%		$7,674,540,810

ADR — American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	14,278,802	6,835,865	[a]	—	21,114,667	$21,118,890	$(721)	$(1,859)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,745,681	16,828,668	[a]	—	18,574,349	18,574,349	—	—	12,640

						$39,693,239	$(721)	$(1,859)	$12,640

[a]	Net of shares purchased and sold.

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
MSCI EAFE E-Mini	482	Dec 2017	$48,378	$784,639

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

October 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,625,251,203	$—	$—	$7,625,251,203
Money market funds	39,693,239	—	—	39,693,239

Total	$7,664,944,442	$—	$—	$7,664,944,442

Derivative financial instruments[a]:
Assets:
Futures contracts	$784,639	$—	$—	$784,639

Total	$784,639	$—	$—	$784,639

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

168

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

October 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.02%

EXCHANGE-TRADED FUNDS — 100.02%
iShares Edge MSCI Min Vol Europe ETF[a]	148,373	$3,774,609

		3,774,609

TOTAL INVESTMENT COMPANIES
(Cost: $3,486,624)		3,774,609

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,b]	1,848	1,848

		1,848

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,848)		1,848

TOTAL INVESTMENTS IN SECURITIES — 100.07%
(Cost: $3,488,472)		3,776,457
Other Assets, Less Liabilities — (0.07)%		(2,729)

NET ASSETS — 100.00%		$3,773,728

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	1,259	589	[a]	—	1,848	$1,848	$—	$—	$4
iShares Edge MSCI Min Vol Europe ETF	146,911	2,500		(1,038)	148,373	3,774,609	783	82,595	—

						$3,776,457	$783	$82,595	$4

[a]	Net of shares purchased and sold.

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

October 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	646,000	USD	647,141	MS	11/02/2017	$381
DKK	2,015,000	USD	314,875	MS	11/02/2017	548
EUR	1,248,000	USD	1,451,502	MS	11/02/2017	2,230
GBP	1,446,000	USD	1,913,979	MS	11/02/2017	6,526
NOK	655,000	USD	80,055	MS	11/02/2017	136
SEK	1,336,000	USD	159,583	MS	11/02/2017	3
USD	1,313,814	CHF	1,292,000	MS	11/02/2017	18,771
USD	635,245	DKK	4,030,000	MS	11/02/2017	4,400
USD	2,931,995	EUR	2,500,000	MS	11/02/2017	19,871
USD	983,894	GBP	732,000	MS	11/02/2017	11,688
USD	82,554	NOK	655,000	MS	11/02/2017	2,363
USD	164,554	SEK	1,336,000	MS	11/02/2017	4,967
GBP	2,000	USD	2,657	MS	12/04/2017	2
SEK	4,000	USD	479	MS	12/04/2017	—
USD	27,141	CHF	27,000	MS	12/04/2017	22
USD	16,624	DKK	106,000	MS	12/04/2017	1
USD	73,512	EUR	63,000	MS	12/04/2017	5
USD	80,328	NOK	655,000	MS	12/04/2017	79
USD	157,488	SEK	1,313,000	MS	12/04/2017	382

						72,375

CHF	646,000	USD	648,074	MS	11/02/2017	(552)
DKK	2,015,000	USD	315,455	MS	11/02/2017	(32)
EUR	1,252,000	USD	1,458,553	MS	11/02/2017	(161)
GBP	18,000	USD	24,166	MS	11/02/2017	(259)
NOK	655,000	USD	80,272	MS	11/02/2017	(81)
SEK	1,336,000	USD	160,046	MS	11/02/2017	(460)
USD	972,059	GBP	732,000	MS	11/02/2017	(147)
USD	80,055	NOK	655,000	MS	11/02/2017	(136)
USD	159,583	SEK	1,336,000	MS	11/02/2017	(3)
EUR	1,000	USD	1,167	MS	12/04/2017	—
USD	648,424	CHF	646,000	MS	12/04/2017	(412)
USD	315,595	DKK	2,016,000	MS	12/04/2017	(545)
USD	1,453,874	EUR	1,248,000	MS	12/04/2017	(2,267)
USD	977,282	GBP	740,000	MS	12/04/2017	(6,407)
USD	5,260	NOK	43,000	MS	12/04/2017	(9)
USD	5,624	SEK	47,000	MS	12/04/2017	—

						(11,471)

			Net unrealized appreciation			$60,904

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

October 31, 2017

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,774,609	$—	$—	$3,774,609
Money market funds	1,848	—	—	1,848

Total	$3,776,457	$—	$—	$3,776,457

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$72,375	$—	$72,375
Liabilities:
Forward currency contracts	—	(11,471)	—	(11,471)

Total	$—	$60,904	$—	$60,904

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

171

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.37%

AUSTRIA — 0.23%
OMV AG	1,355	$81,419

		81,419
BELGIUM — 4.73%
Ageas	630	30,564
Anheuser-Busch InBev SA/NV	1,526	186,749
Colruyt SA	4,658	238,270
Groupe Bruxelles Lambert SA	4,568	490,535
KBC Group NV	449	37,300
Proximus SADP	11,857	393,803
UCB SA	4,154	302,402

		1,679,623
DENMARK — 8.78%
Chr Hansen Holding A/S	1,231	107,729
Coloplast A/S Class B	4,778	420,383
Danske Bank A/S	13,546	516,808
DSV A/S	6,422	496,660
H Lundbeck A/S	3,768	223,923
ISS A/S	4,728	200,146
Novo Nordisk A/S Class B	2,256	112,242
Orsted A/Sa	11,462	642,400
TDC A/S	4,737	28,010
Tryg A/S	8,063	191,994
William Demant Holding A/Sb	6,216	179,349

		3,119,644
FINLAND — 4.56%
Elisa OYJ	9,485	382,204
Kone OYJ Class B	1,512	81,852
Neste OYJ	5,959	332,033
Nokia OYJ	9,275	45,554
Orion OYJ Class B	5,645	231,480
Sampo OYJ Class A	10,406	545,269

		1,618,392
FRANCE — 11.75%
Aeroports de Paris	2,015	339,430
Air Liquide SA	1,845	234,922
Atos SE	209	32,480
Danone SA	6,589	538,385
Dassault Systemes SE	1,198	127,238
Essilor International SA	2,028	256,806
Gecina SA	966	156,760
Hermes International	776	402,778
Iliad SA	686	171,299
L’Oreal SA	2,477	551,290
LVMH Moet Hennessy Louis Vuitton SE	595	177,515
Pernod Ricard SA	483	72,444
Sanofi	4,142	392,242

Security	Shares	Value
SES SA	763	$12,408
Sodexo SA	1,066	135,671
Thales SA	2,112	220,154
TOTAL SA	3,372	188,043
Vinci SA	678	66,386
Vivendi SA	3,948	98,078

		4,174,329
GERMANY — 10.36%
adidas AG	420	93,477
Allianz SE Registered	305	70,831
Bayer AG Registered	762	99,155
Beiersdorf AG	2,007	225,155
Deutsche Telekom AG Registered	10,407	189,614
Fresenius Medical Care AG & Co. KGaA	2,731	264,126
Fresenius SE & Co. KGaA	3,972	331,815
Henkel AG & Co. KGaA	1,908	240,499
Innogy SEa	4,505	209,661
MAN SE	2,741	302,964
Merck KGaA	2,866	306,797
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,212	494,888
RTL Group SAb	3,035	225,184
SAP SE	4,947	562,815
Telefonica Deutschland Holding AG	11,922	60,596

		3,677,577
IRELAND — 2.29%
Kerry Group PLC Class A	5,104	514,023
Paddy Power Betfair PLC	549	56,153
Ryanair Holdings PLC ADR[b]	2,170	243,279

		813,455
ITALY — 0.36%
Snam SpA	24,776	126,592

		126,592
NETHERLANDS — 1.66%
Heineken NV	1,104	107,596
Koninklijke Ahold Delhaize NV	7,070	133,056
Koninklijke KPN NV	9,698	33,486
RELX NV	5,891	133,068
Unilever NV CVA	3,115	181,096

		588,302
NORWAY — 2.26%
Gjensidige Forsikring ASA	8,233	154,660
Marine Harvest ASA	5,705	111,215
Orkla ASA	16,209	158,387
Statoil ASA	1,028	20,781
Telenor ASA	16,823	356,738

		801,781

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

October 31, 2017

Security	Shares	Value
PORTUGAL — 0.18%
EDP — Energias de Portugal SA	17,584	$62,744

		62,744
SPAIN — 3.64%
Aena SME SAa	264	48,439
Endesa SA	21,872	500,678
Iberdrola SA	57,281	462,969
Industria de Diseno Textil SA	7,483	279,782

		1,291,868
SWEDEN — 4.28%
Essity AB Class Bb	758	22,663
Hennes & Mauritz AB Class B	13,789	346,216
ICA Gruppen AB	3,673	135,481
Investor AB Class B	3,517	174,300
L E Lundbergforetagen AB Class B	1,177	91,876
Nordea Bank AB	2,829	34,198
Skandinaviska Enskilda Banken AB Class A	5,462	67,331
Svenska Handelsbanken AB Class A	8,529	122,253
Swedbank AB Class A	2,251	55,873
Swedish Match AB	873	32,889
Tele2 AB Class B	3,048	38,774
Telia Co. AB	86,259	399,261

		1,521,115
SWITZERLAND — 17.99%
Baloise Holding AG Registered	1,595	251,699
Barry Callebaut AG Registered	35	54,670
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	36	208,567
Chocoladefabriken Lindt & Spruengli AG Registered	2	138,965
Givaudan SA Registered	143	319,627
Kuehne + Nagel International AG Registered	3,300	576,705
Nestle SA Registered	6,130	515,958
Novartis AG Registered	6,421	529,501
Partners Group Holding AG	695	467,842
Roche Holding AG	1,899	439,125
Schindler Holding AG Participation Certificates	122	27,673
Schindler Holding AG Registered	695	153,600
SGS SA Registered	144	355,955
Sika AG Bearer	10	74,087
Sonova Holding AG Registered	2,438	440,493
Swiss Life Holding AG Registered	280	97,416
Swiss Prime Site AG Registered	3,597	307,268
Swiss Re AG	4,710	443,453
Swisscom AG Registered	1,002	506,629
Zurich Insurance Group AG	1,567	478,683

		6,387,916
UNITED KINGDOM — 26.30%
Admiral Group PLC	7,584	193,770

Security	Shares	Value
AstraZeneca PLC	7,503	$501,369
BAE Systems PLC	14,859	117,110
BP PLC	24,729	167,544
British American Tobacco PLC	7,399	478,600
BT Group PLC	55,787	192,836
Bunzl PLC	1,211	37,711
Carnival PLC	1,187	78,199
Coca-Cola European Partners PLC	4,138	169,756
Compass Group PLC	24,053	527,988
ConvaTec Group PLC[a]	66,962	174,199
Diageo PLC	16,940	578,584
Direct Line Insurance Group PLC	36,109	178,234
easyJet PLC	2,190	38,941
Experian PLC	5,465	115,100
GlaxoSmithKline PLC	24,289	437,856
HSBC Holdings PLC	55,343	539,657
Imperial Brands PLC	5,413	220,714
Kingfisher PLC	65,599	272,313
Land Securities Group PLC	5,955	76,391
Lloyds Banking Group PLC	87,427	79,284
Marks & Spencer Group PLC	3,502	16,002
Merlin Entertainments PLC[a]	2,660	13,381
National Grid PLC	37,772	454,444
Next PLC	333	21,761
Randgold Resources Ltd.	1,872	183,834
Reckitt Benckiser Group PLC	5,235	468,205
RELX PLC	22,056	507,583
Royal Dutch Shell PLC Class A ADR	6,391	200,758
Royal Mail PLC	13,392	66,583
Severn Trent PLC	5,458	153,004
Shire PLC	542	26,782
Smith & Nephew PLC	17,454	329,360
SSE PLC	19,269	353,630
Tate & Lyle PLC	6,040	51,855
TUI AG	13,725	247,875
Unilever PLC	5,541	314,157
United Utilities Group PLC	18,438	203,958
Vodafone Group PLC	173,474	496,667
Worldpay Group PLC[a]	5,898	31,799
WPP PLC	1,104	19,557

		9,337,351

TOTAL COMMON STOCKS
(Cost: $34,490,391)		35,282,108

PREFERRED STOCKS — 0.23%

GERMANY — 0.23%
Henkel AG & Co. KGaA, Preference Shares	578	81,138

		81,138

TOTAL PREFERRED STOCKS
(Cost: $78,671)		81,138

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

October 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	11,090	$11,090

		11,090

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,090)		11,090

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $34,580,152)	$35,374,336
Other Assets, Less Liabilities — 0.37%	132,784

NET ASSETS — 100.00%	$35,507,120

ADR — American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	3,197	—	(3,197)[a]	—	$—	$—	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,092	—	(6,002)[a]	11,090	11,090	—	—	20

					$11,090	$—	$—	$20

[a]	Net of shares purchased and sold.

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$35,282,108	$—	$—	$35,282,108
Preferred stocks	81,138	—	—	81,138
Money market funds	11,090	—	—	11,090

Total	$35,374,336	$—	$—	$35,374,336

175

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.24%

AIR FREIGHT & LOGISTICS — 0.06%
Yamato Holdings Co. Ltd.	1,000	$20,341

		20,341
AIRLINES — 2.28%
ANA Holdings Inc.	10,000	382,469
Japan Airlines Co. Ltd.	11,000	374,637

		757,106
AUTO COMPONENTS — 1.59%
Aisin Seiki Co. Ltd.	2,000	102,790
Bridgestone Corp.	6,500	308,325
Denso Corp.	1,000	54,493
Sumitomo Electric Industries Ltd.	2,500	42,275
Sumitomo Rubber Industries Ltd.	1,000	18,868

		526,751
AUTOMOBILES — 3.27%
Honda Motor Co. Ltd.	6,500	201,527
Isuzu Motors Ltd.	1,500	21,761
Nissan Motor Co. Ltd.	27,000	261,018
Subaru Corp.	2,500	85,541
Suzuki Motor Corp.	1,000	54,343
Toyota Motor Corp.	7,500	461,366

		1,085,556
BANKS — 5.91%
Aozora Bank Ltd.	4,000	155,769
Chiba Bank Ltd. (The)	5,000	37,930
Chugoku Bank Ltd. (The)	1,000	14,195
Concordia Financial Group Ltd.	3,500	18,327
Japan Post Bank Co. Ltd.	26,000	327,431
Mebuki Financial Group Inc.	23,500	97,202
Mitsubishi UFJ Financial Group Inc.	25,500	171,115
Mizuho Financial Group Inc.	210,500	379,578
Resona Holdings Inc.	31,000	165,926
Sumitomo Mitsui Financial Group Inc.	7,500	298,139
Suruga Bank Ltd.	5,000	112,998
Yamaguchi Financial Group Inc.	15,000	180,586

		1,959,196
BEVERAGES — 3.97%
Asahi Group Holdings Ltd.	7,000	317,936
Coca-Cola Bottlers Japan Inc.	3,500	121,667
Kirin Holdings Co. Ltd.	19,500	464,118
Suntory Beverage & Food Ltd.	9,000	411,071

		1,314,792

Security	Shares	Value
BUILDING PRODUCTS — 0.42%
Asahi Glass Co. Ltd.	400	$15,594
Daikin Industries Ltd.	1,000	109,742
LIXIL Group Corp.	500	13,685

		139,021
CAPITAL MARKETS — 0.05%
Japan Exchange Group Inc.	1,000	17,874

		17,874
CHEMICALS — 3.30%
Asahi Kasei Corp.	10,000	120,479
Kuraray Co. Ltd.	4,500	88,036
Nissan Chemical Industries Ltd.	1,000	37,094
Shin-Etsu Chemical Co. Ltd.	4,500	471,662
Toray Industries Inc.	37,500	377,376

		1,094,647
COMMERCIAL SERVICES & SUPPLIES — 2.50%
Dai Nippon Printing Co. Ltd.	4,000	95,221
Park24 Co. Ltd.	5,000	115,243
Secom Co. Ltd.	5,500	415,150
Toppan Printing Co. Ltd.	20,000	202,059

		827,673
CONSTRUCTION & ENGINEERING — 4.32%
Kajima Corp.	40,000	412,919
Obayashi Corp.	25,500	332,131
Shimizu Corp.	20,000	233,917
Taisei Corp.	8,200	452,468

		1,431,435
DIVERSIFIED CONSUMER SERVICES — 0.61%
Benesse Holdings Inc.	6,000	202,499

		202,499
DIVERSIFIED FINANCIAL SERVICES — 0.05%
ORIX Corp.	1,000	17,060

		17,060
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.38%
Nippon Telegraph & Telephone Corp.	9,500	457,568

		457,568
ELECTRIC UTILITIES — 1.91%
Chubu Electric Power Co. Inc.	15,500	198,746
Chugoku Electric Power Co. Inc. (The)	11,500	127,620
Kansai Electric Power Co. Inc. (The)	8,000	108,950
Kyushu Electric Power Co. Inc.	1,500	17,029

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

October 31, 2017

Security	Shares	Value
Tohoku Electric Power Co. Inc.	14,000	$182,593

		634,938
ELECTRICAL EQUIPMENT — 0.49%
Mitsubishi Electric Corp.	1,000	16,998
Nidec Corp.	1,100	145,160

		162,158
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.82%
Hirose Electric Co. Ltd.	500	74,760
Keyence Corp.	1,000	552,935
Kyocera Corp.	4,000	265,529
Shimadzu Corp.	2,100	43,393

		936,617
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.02%
Daiwa House REIT Investment Corp.	45	104,946
Japan Prime Realty Investment Corp.	40	128,663
Japan Real Estate Investment Corp.	30	140,456
Japan Retail Fund Investment Corp.	45	79,759
Nippon Building Fund Inc.	20	96,453
Nippon Prologis REIT Inc.	80	168,125
Nomura Real Estate Master Fund Inc.	135	168,824
United Urban Investment Corp.	80	114,970

		1,002,196
FOOD & STAPLES RETAILING — 2.37%
Aeon Co. Ltd.	6,500	100,134
FamilyMart UNY Holdings Co. Ltd.	2,500	141,688
Lawson Inc.	3,000	195,371
Seven & i Holdings Co. Ltd.	6,000	241,415
Sundrug Co. Ltd.	500	21,715
Tsuruha Holdings Inc.	700	86,430

		786,753
FOOD PRODUCTS — 4.16%
Ajinomoto Co. Inc.	8,500	170,292
Calbee Inc.	500	16,787
Kikkoman Corp.	500	17,073
MEIJI Holdings Co. Ltd.	2,600	211,881
NH Foods Ltd.	10,000	286,896
Nisshin Seifun Group Inc.	7,500	131,281
Nissin Foods Holdings Co. Ltd.	4,000	250,990
Toyo Suisan Kaisha Ltd.	6,000	229,957
Yamazaki Baking Co. Ltd.	3,500	62,835

		1,377,992
GAS UTILITIES — 1.62%
Osaka Gas Co. Ltd.	16,000	308,158
Toho Gas Co. Ltd.	2,000	55,707

Security	Shares	Value
Tokyo Gas Co. Ltd.	7,000	$173,753

		537,618
HEALTH CARE EQUIPMENT & SUPPLIES — 1.42%
Hoya Corp.	3,500	189,092
Sysmex Corp.	200	13,605
Terumo Corp.	6,500	269,141

		471,838
HEALTH CARE PROVIDERS & SERVICES — 1.07%
Alfresa Holdings Corp.	4,000	76,071
Medipal Holdings Corp.	5,000	92,317
Miraca Holdings Inc.	2,500	115,947
Suzuken Co. Ltd./Aichi Japan	2,000	71,724

		356,059
HEALTH CARE TECHNOLOGY — 0.13%
M3 Inc.	1,500	44,553

		44,553
HOTELS, RESTAURANTS & LEISURE — 2.94%
McDonald’s Holdings Co. Japan Ltd.	12,500	535,730
Oriental Land Co. Ltd./Japan	5,500	438,238

		973,968
HOUSEHOLD DURABLES — 2.03%
Nikon Corp.	5,000	94,297
Panasonic Corp.	2,000	29,931
Rinnai Corp.	1,000	85,277
Sekisui Chemical Co. Ltd.	8,500	170,254
Sekisui House Ltd.	10,500	195,067
Sony Corp.	2,500	97,092

		671,918
HOUSEHOLD PRODUCTS — 0.15%
Lion Corp.	2,000	38,300
Unicharm Corp.	500	11,319

		49,619
INSURANCE — 1.65%
Japan Post Holdings Co. Ltd.	17,500	201,443
MS&AD Insurance Group Holdings Inc.	4,000	135,000
Sompo Holdings Inc.	1,000	39,945
Tokio Marine Holdings Inc.	4,000	170,906

		547,294
INTERNET SOFTWARE & SERVICES — 0.04%
Yahoo Japan Corp.	3,000	13,386

		13,386

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

October 31, 2017

Security	Shares	Value
IT SERVICES — 2.89%
Fujitsu Ltd.	5,000	$38,652
Nomura Research Institute Ltd.	6,080	256,031
NTT Data Corp.	22,500	260,781
Obic Co. Ltd.	1,500	98,609
Otsuka Corp.	4,500	304,937

		959,010
LEISURE PRODUCTS — 1.27%
Bandai Namco Holdings Inc.	3,500	119,357
Sankyo Co. Ltd.	6,000	192,995
Shimano Inc.	500	68,072
Yamaha Corp.	1,000	39,074

		419,498
MACHINERY — 1.77%
FANUC Corp.	800	185,655
Hoshizaki Corp.	1,000	94,253
Komatsu Ltd.	2,000	65,071
Kurita Water Industries Ltd.	1,000	31,594
Makita Corp.	5,000	209,012

		585,585
MEDIA — 0.39%
Dentsu Inc.	500	21,231
Hakuhodo DY Holdings Inc.	3,000	41,213
Toho Co. Ltd./Tokyo	2,000	66,004

		128,448
MULTILINE RETAIL — 0.64%
Don Quijote Holdings Co. Ltd.	500	20,835
Ryohin Keikaku Co. Ltd.	500	146,968
Takashimaya Co. Ltd.	5,000	45,675

		213,478
OIL, GAS & CONSUMABLE FUELS — 0.56%
Idemitsu Kosan Co. Ltd.	500	14,499
JXTG Holdings Inc.	33,100	169,884

		184,383
PERSONAL PRODUCTS — 0.91%
Kao Corp.	5,000	300,801

		300,801
PHARMACEUTICALS — 9.36%
Astellas Pharma Inc.	30,000	398,266
Chugai Pharmaceutical Co. Ltd.	4,500	213,852
Daiichi Sankyo Co. Ltd.	13,500	308,897

Security	Shares	Value
Eisai Co. Ltd.	2,500	$138,542
Hisamitsu Pharmaceutical Co. Inc.	1,000	54,827
Kyowa Hakko Kirin Co. Ltd.	5,000	91,877
Mitsubishi Tanabe Pharma Corp.	20,500	449,943
Otsuka Holdings Co. Ltd.	9,500	395,617
Santen Pharmaceutical Co. Ltd.	8,000	126,657
Shionogi & Co. Ltd.	3,500	187,490
Sumitomo Dainippon Pharma Co. Ltd.	7,000	99,613
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	189,431
Takeda Pharmaceutical Co. Ltd.	8,000	450,233

		3,105,245
PROFESSIONAL SERVICES — 1.99%
Recruit Holdings Co. Ltd.	27,000	659,615

		659,615
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.44%
Daito Trust Construction Co. Ltd.	2,000	349,116
Daiwa House Industry Co. Ltd.	3,500	127,519

		476,635
ROAD & RAIL — 9.40%
Central Japan Railway Co.	2,700	488,771
East Japan Railway Co.	4,500	434,436
Hankyu Hanshin Holdings Inc.	8,000	310,129
Keikyu Corp.	10,000	205,844
Keio Corp.	2,200	95,450
Keisei Electric Railway Co. Ltd.	3,000	90,029
Kintetsu Group Holdings Co. Ltd.	3,500	133,988
Kyushu Railway Co.	10,500	334,969
Nagoya Railroad Co. Ltd.	8,000	179,108
Nippon Express Co. Ltd.	1,500	94,649
Odakyu Electric Railway Co. Ltd.	4,500	87,521
Tobu Railway Co. Ltd.	8,000	233,741
Tokyu Corp.	7,500	112,866
West Japan Railway Co.	4,500	315,748

		3,117,249
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.52%
Tokyo Electron Ltd.	1,000	173,854

		173,854
SOFTWARE — 1.73%
Konami Holdings Corp.	3,500	169,410
LINE Corp.[a,b]	1,000	41,054
Oracle Corp. Japan	4,000	336,179
Trend Micro Inc./Japan	500	26,621

		573,264
SPECIALTY RETAIL — 3.18%
ABC-Mart Inc.	3,500	176,186
Fast Retailing Co. Ltd.	100	33,099
Hikari Tsushin Inc.	1,200	154,818

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

October 31, 2017

Security	Shares	Value
Nitori Holdings Co. Ltd.	2,000	$289,624
Shimamura Co. Ltd.	1,000	111,062
USS Co. Ltd.	5,000	100,326
Yamada Denki Co. Ltd.	35,500	188,075

		1,053,190
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.26%
Canon Inc.	13,500	504,097
FUJIFILM Holdings Corp.	6,000	244,266

		748,363
TOBACCO — 0.65%
Japan Tobacco Inc.	6,500	214,340

		214,340
TRADING COMPANIES & DISTRIBUTORS — 1.68%
ITOCHU Corp.	7,000	121,852
Mitsubishi Corp.	2,000	46,616
Mitsui & Co. Ltd.	16,500	245,256
Sumitomo Corp.	10,000	143,756

		557,480
TRANSPORTATION INFRASTRUCTURE — 0.36%
Kamigumi Co. Ltd.	5,000	119,027

		119,027
WIRELESS TELECOMMUNICATION SERVICES — 2.71%
KDDI Corp.	16,500	439,109
NTT DOCOMO Inc.	19,000	458,321

		897,430

TOTAL COMMON STOCKS
(Cost: $29,171,445)		32,905,321

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	39,609	39,617

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	2,678	$2,678

		42,295

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,295)		42,295

TOTAL INVESTMENTS IN SECURITIES — 99.37%
(Cost: $29,213,740)		32,947,616
Other Assets, Less Liabilities — 0.63%		210,512

NET ASSETS — 100.00%		$33,158,128

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	39,609	[a]	—	39,609	$39,617	$—	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,256	—		(578)[a]	2,678	2,678	—	—	12

						$42,295	$—	$—	$12

[a]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

October 31, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$32,905,321	$—	$—	$32,905,321
Money market funds	42,295	—	—	42,295

Total	$32,947,616	$—	$—	$32,947,616

180

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL USA ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.69%

AEROSPACE & DEFENSE — 2.40%
General Dynamics Corp.	236,047	$47,912,820
Lockheed Martin Corp.	303,296	93,463,695
Northrop Grumman Corp.	333,811	98,651,165
Raytheon Co.	552,156	99,498,511

		339,526,191
AIR FREIGHT & LOGISTICS — 1.32%
CH Robinson Worldwide Inc.	682,014	53,558,559
Expeditors International of Washington Inc.	1,141,881	66,663,013
United Parcel Service Inc. Class B	565,732	66,490,482

		186,712,054
BANKS — 0.18%
U.S. Bancorp.	464,312	25,249,287

		25,249,287
BEVERAGES — 3.48%
Coca-Cola Co. (The)	3,425,370	157,498,513
Constellation Brands Inc. Class A	281,652	61,707,137
Dr Pepper Snapple Group Inc.	939,128	80,445,704
PepsiCo Inc.	1,753,108	193,245,095

		492,896,449
CAPITAL MARKETS — 0.32%
CME Group Inc.	331,764	45,508,068

		45,508,068
CHEMICALS — 1.36%
Ecolab Inc.	348,777	45,571,203
Monsanto Co.	636,667	77,100,374
Praxair Inc.	322,571	47,134,074
Sherwin-Williams Co. (The)	57,825	22,849,549

		192,655,200
COMMERCIAL SERVICES & SUPPLIES — 3.28%
Cintas Corp.	569,115	84,820,900
Republic Services Inc.	2,599,797	169,168,791
Waste Connections Inc.	273,966	19,361,177
Waste Management Inc.	2,328,601	191,341,144

		464,692,012
COMMUNICATIONS EQUIPMENT — 1.08%
Cisco Systems Inc.	3,007,496	102,705,989
Motorola Solutions Inc.	555,554	50,299,859

		153,005,848

Security	Shares	Value
DISTRIBUTORS — 0.11%
Genuine Parts Co.	177,771	$15,684,735

		15,684,735
DIVERSIFIED FINANCIAL SERVICES — 0.99%
Berkshire Hathaway Inc. Class Ba	748,946	140,007,965

		140,007,965
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.65%
AT&T Inc.	5,271,745	177,394,219
Verizon Communications Inc.	3,653,721	174,903,624
Zayo Group Holdings Inc.[a,b]	655,389	23,633,328

		375,931,171
ELECTRIC UTILITIES — 5.22%
American Electric Power Co. Inc.	364,555	27,126,537
Duke Energy Corp.	1,855,145	163,827,855
Edison International	263,872	21,096,566
Eversource Energy	416,234	26,072,898
NextEra Energy Inc.	696,168	107,954,772
PG&E Corp.	1,269,608	73,345,254
PPL Corp.	414,876	15,582,743
Southern Co. (The)	2,373,306	123,886,573
Westar Energy Inc.	689,118	36,854,031
Xcel Energy Inc.	2,885,015	142,865,943

		738,613,172
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.16%
Amphenol Corp. Class A	267,883	23,305,821

		23,305,821
ENERGY EQUIPMENT & SERVICES — 0.30%
Schlumberger Ltd.	654,095	41,862,080

		41,862,080
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.22%
American Tower Corp.	147,289	21,161,011
AvalonBay Communities Inc.	697,724	126,518,293
Boston Properties Inc.	68,935	8,353,543
Camden Property Trust	109,696	10,008,663
Crown Castle International Corp.	1,105,147	118,339,141
Digital Realty Trust Inc.[b]	290,577	34,415,940
Equinix Inc.[b]	73,181	33,919,393
Equity Residential	1,199,483	80,677,227
Essex Property Trust Inc.	203,689	53,454,104
Extra Space Storage Inc.[b]	89,017	7,262,897
Federal Realty Investment Trust	353,256	42,574,413
Mid-America Apartment Communities Inc.	125,322	12,826,707
National Retail Properties Inc.[b]	181,335	7,286,040

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

October 31, 2017

Security	Shares	Value
Public Storage	468,061	$97,005,642
Realty Income Corp.	1,396,073	74,927,238
Regency Centers Corp.	181,092	11,146,213
UDR Inc.	1,841,682	71,438,845
Ventas Inc.	445,205	27,936,614
Welltower Inc.	625,461	41,880,868

		881,132,792
FOOD & STAPLES RETAILING — 1.23%
Costco Wholesale Corp.	262,159	42,228,572
CVS Health Corp.	160,716	11,013,867
Sysco Corp.	730,140	40,610,387
Wal-Mart Stores Inc.	919,091	80,245,835

		174,098,661
FOOD PRODUCTS — 2.75%
Campbell Soup Co.	1,182,677	56,023,410
Conagra Brands Inc.	609,721	20,828,069
General Mills Inc.	1,460,489	75,828,589
Hershey Co. (The)	390,601	41,474,014
Hormel Foods Corp.	767,357	23,910,844
JM Smucker Co. (The)	68,826	7,298,997
Kellogg Co.	1,305,594	81,638,793
McCormick & Co. Inc./MD NVS	831,910	82,800,002

		389,802,718
HEALTH CARE EQUIPMENT & SUPPLIES — 9.64%
Abbott Laboratories	1,725,994	93,600,655
Baxter International Inc.	1,477,882	95,279,052
Becton Dickinson and Co.	1,081,835	225,746,509
Boston Scientific Corp.[a]	2,111,165	59,408,183
C.R. Bard Inc.	27,237	8,908,406
Cooper Companies Inc. (The)	184,603	44,352,717
Danaher Corp.	1,144,547	105,607,352
Hologic Inc.[a]	569,259	21,546,453
Intuitive Surgical Inc.[a,b]	578,457	217,129,619
Medtronic PLC	1,523,283	122,654,747
ResMed Inc.	311,758	26,243,788
Stryker Corp.	1,379,768	213,684,670
Teleflex Inc.	143,509	34,008,763
Varian Medical Systems Inc.[a,b]	726,409	75,684,554
Zimmer Biomet Holdings Inc.	171,738	20,886,776

		1,364,742,244
HEALTH CARE PROVIDERS & SERVICES — 4.69%
Aetna Inc.	618,873	105,226,976
Anthem Inc.	233,310	48,810,785
Cigna Corp.	364,293	71,845,866
Henry Schein Inc.[a]	614,034	48,263,072
Humana Inc.	217,925	55,647,149
Laboratory Corp. of America Holdings[a]	459,209	70,585,015
Patterson Companies Inc.	313,821	11,611,377
Quest Diagnostics Inc.	343,706	32,232,749
UnitedHealth Group Inc.	978,814	205,766,279

Security	Shares	Value
Universal Health Services Inc. Class B	134,828	$13,846,836

		663,836,104
HOTELS, RESTAURANTS & LEISURE — 2.55%
Aramark	886,174	38,716,942
Chipotle Mexican Grill Inc.[a,b]	16,217	4,409,402
Darden Restaurants Inc.	395,293	32,520,755
McDonald’s Corp.	1,360,726	227,118,777
Starbucks Corp.	1,074,811	58,942,635

		361,708,511
HOUSEHOLD PRODUCTS — 3.10%
Church & Dwight Co. Inc.	1,552,162	70,111,158
Clorox Co. (The)	800,257	101,256,518
Colgate-Palmolive Co.	703,847	49,586,021
Kimberly-Clark Corp.	440,856	49,600,709
Procter & Gamble Co. (The)	1,948,216	168,208,969

		438,763,375
INDUSTRIAL CONGLOMERATES — 0.68%
3M Co.	415,701	95,690,213

		95,690,213
INSURANCE — 7.63%
Alleghany Corp.[a]	84,302	47,733,478
Allstate Corp. (The)	977,522	91,750,215
Aon PLC	279,412	40,076,063
Arch Capital Group Ltd.[a]	1,461,823	145,656,044
Athene Holding Ltd. Class Aa	1,215,313	63,354,267
Axis Capital Holdings Ltd.	1,076,587	58,555,567
Chubb Ltd.	1,011,501	152,554,581
Cincinnati Financial Corp.	328,749	23,068,317
Everest Re Group Ltd.	185,729	44,101,351
FNF Group	536,666	20,082,042
Markel Corp.[a]	91,362	99,063,817
Marsh & McLennan Companies Inc.	1,092,182	88,390,289
Progressive Corp. (The)	191,429	9,313,021
RenaissanceRe Holdings Ltd.	508,919	70,414,033
Travelers Companies Inc. (The)	551,045	72,985,910
WR Berkley Corp.	789,571	54,148,779

		1,081,247,774
INTERNET SOFTWARE & SERVICES — 1.67%
Alphabet Inc. Class Aa	74,209	76,660,865
eBay Inc.[a]	1,132,328	42,620,826
Facebook Inc. Class Aa	651,794	117,362,028

		236,643,719
IT SERVICES — 10.74%
Accenture PLC Class A	1,244,345	177,144,954

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

October 31, 2017

Security	Shares	Value
Automatic Data Processing Inc.	1,773,690	$206,209,199
Broadridge Financial Solutions Inc.	991,040	85,150,157
Fidelity National Information Services Inc.	1,199,326	111,249,480
Fiserv Inc.[a,b]	1,222,744	158,259,756
Gartner Inc.[a]	450,054	56,396,267
International Business Machines Corp.	608,160	93,693,130
Jack Henry & Associates Inc.	969,633	106,785,682
Mastercard Inc. Class A	803,385	119,519,586
Paychex Inc.	2,086,716	133,111,614
Vantiv Inc. Class Aa,b	763,976	53,478,320
Visa Inc. Class Ab	2,001,997	220,179,630

		1,521,177,775
LIFE SCIENCES TOOLS & SERVICES — 0.56%
Quintiles IMS Holdings Inc.[a,b]	126,796	13,706,647
Thermo Fisher Scientific Inc.	264,601	51,287,612
Waters Corp.[a]	70,419	13,805,645

		78,799,904
MEDIA — 2.76%
Charter Communications Inc. Class Aa,b	285,905	95,540,874
Comcast Corp. Class A	3,206,752	115,539,274
Liberty Broadband Corp. Class Ca,b	231,886	20,241,329
Omnicom Group Inc.	226,888	15,244,605
Time Warner Inc.	693,872	68,200,679
Walt Disney Co. (The)	779,222	76,215,704

		390,982,465
METALS & MINING — 1.02%
Newmont Mining Corp.	4,008,706	144,954,809

		144,954,809
MORTGAGE REAL ESTATE INVESTMENT — 1.49%
AGNC Investment Corp.	4,439,859	89,374,362
Annaly Capital Management Inc.	10,579,063	121,236,062

		210,610,424
MULTI-UTILITIES — 2.69%
CMS Energy Corp.	290,941	14,072,816
Consolidated Edison Inc.	2,094,024	180,190,765
Dominion Energy Inc.	1,178,687	95,638,663
DTE Energy Co.	77,993	8,615,107
WEC Energy Group Inc.	1,224,784	82,538,194

		381,055,545
OIL, GAS & CONSUMABLE FUELS — 1.99%
Chevron Corp.	620,899	71,955,985
Exxon Mobil Corp.	1,930,187	160,881,087
Occidental Petroleum Corp.	759,593	49,046,920

		281,883,992

Security	Shares	Value
PHARMACEUTICALS — 4.71%
Allergan PLC	32,495	$5,759,089
Eli Lilly & Co.	1,442,152	118,169,935
Johnson & Johnson	1,587,335	221,290,372
Merck & Co. Inc.	2,068,199	113,937,083
Pfizer Inc.	5,332,869	186,970,387
Zoetis Inc.	319,004	20,358,835

		666,485,701
PROFESSIONAL SERVICES — 0.26%
Equifax Inc.	77,020	8,358,980
Verisk Analytics Inc. Class Aa	333,336	28,350,227

		36,709,207
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.45%
Intel Corp.	1,389,696	63,217,271

		63,217,271
SOFTWARE — 5.80%
Adobe Systems Inc.[a]	571,353	100,078,191
ANSYS Inc.[a]	675,991	92,414,730
Cadence Design Systems Inc.[a]	563,910	24,338,356
Dell Technologies Inc. Class Va	2,699,329	223,423,461
Electronic Arts Inc.[a]	224,245	26,819,702
Intuit Inc.	124,139	18,747,472
Microsoft Corp.	1,255,919	104,467,342
Oracle Corp.	1,460,453	74,337,058
salesforce.com Inc.[a]	190,167	19,461,691
Synopsys Inc.[a]	822,712	71,181,042
VMware Inc. Class Aa,b	558,615	66,860,629

		822,129,674
SPECIALTY RETAIL — 2.20%
AutoZone Inc.[a]	82,109	48,403,256
Home Depot Inc. (The)	646,577	107,189,535
O’Reilly Automotive Inc.[a,b]	84,903	17,910,288
Ross Stores Inc.	343,854	21,831,290
TJX Companies Inc. (The)	1,596,001	111,400,870
Ulta Salon Cosmetics & Fragrance Inc.[a]	23,217	4,684,958

		311,420,197
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.07%
Apple Inc.	56,226	9,504,443

		9,504,443
TOBACCO — 1.43%
Altria Group Inc.	2,287,556	146,906,847

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

October 31, 2017

Security	Shares	Value
Philip Morris International Inc.	530,038	$55,463,176

		202,370,023
WATER UTILITIES — 0.26%
American Water Works Co. Inc.	421,999	37,034,632

		37,034,632
WIRELESS TELECOMMUNICATION SERVICES — 0.25%
T-Mobile U.S. Inc.[a]	594,888	35,556,456

		35,556,456

TOTAL COMMON STOCKS
(Cost: $12,276,681,810)		14,117,208,682

SHORT-TERM INVESTMENTS — 2.00%

MONEY MARKET FUNDS — 2.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	253,413,326	253,464,009
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	29,675,141	29,675,141

		283,139,150

TOTAL SHORT-TERM INVESTMENTS
(Cost: $283,132,088)		283,139,150

TOTAL INVESTMENTS IN SECURITIES — 101.69%
(Cost: $12,559,813,898)		14,400,347,832
Other Assets, Less Liabilities — (1.69)%		(239,423,722)

NET ASSETS — 100.00%		$14,160,924,110

NVS   —   Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

184

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	177,492,174	75,921,152	[a]	—	253,413,326	$253,464,009	$(16,563)	$(9,510)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,792,536	19,882,605	[a]	—	29,675,141	29,675,141	—	—	49,255

						$283,139,150	$(16,563)	$(9,510)	$49,255

[a]	Net of shares purchased and sold.

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
DJ U.S. Real Estate	351	Dec 2017	$11,092	$(49,298)
S&P 500 E-Mini	242	Dec 2017	31,130	675,092

Total				$625,794

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$14,117,208,682	$—	$—	$14,117,208,682
Money market funds	283,139,150	—	—	283,139,150

Total	$14,400,347,832	$—	$—	$14,400,347,832

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

October 31, 2017

	Level 1	Level 2	Level 3	Total
Derivative financial instruments[a]:
Assets:
Futures contracts	$675,092	$—	$—	$675,092
Liabilities:
Futures contracts	(49,298)	—	—	(49,298)

Total	$625,794	$—	$—	$625,794

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

186

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.67%

AEROSPACE & DEFENSE — 0.26%
BWX Technologies Inc.	426	$25,526

		25,526
BANKS — 1.08%
Blue Hills Bancorp. Inc.	608	13,194
Bryn Mawr Bank Corp.	301	13,199
Capital Bank Financial Corp. Class A	711	28,867
Commerce Bancshares Inc./MO	309	17,971
Financial Institutions Inc.	400	13,120
First Busey Corp.	288	8,962
Investors Bancorp. Inc.	900	12,375

		107,688
BIOTECHNOLOGY — 0.27%
Bioverativ Inc.[a]	483	27,289

		27,289
BUILDING PRODUCTS — 0.99%
CSW Industrials Inc.[a]	469	23,005
JELD-WEN Holding Inc.[a]	1,444	53,255
Simpson Manufacturing Co. Inc.	414	23,076

		99,336
CAPITAL MARKETS — 0.05%
MarketAxess Holdings Inc.	28	4,872

		4,872
CHEMICALS — 0.89%
Ashland Global Holdings Inc.	501	34,058
Balchem Corp.	93	7,839
NewMarket Corp.	27	10,810
Scotts Miracle-Gro Co. (The) Class A	366	36,461

		89,168
COMMERCIAL SERVICES & SUPPLIES — 4.17%
ABM Industries Inc.	1,489	62,493
Clean Harbors Inc.[a]	144	7,705
Copart Inc.[a]	2,205	80,020
Healthcare Services Group Inc.	1,384	73,200
KAR Auction Services Inc.	1,453	68,771
McGrath RentCorp	197	8,806
SP Plus Corp.[a]	251	9,726
Tetra Tech Inc.	151	7,437
UniFirst Corp./MA	450	70,875
Viad Corp.	485	28,154

		417,187

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.69%
ADTRAN Inc.	1,485	$31,333
Brocade Communications Systems Inc.	1,630	18,990
Ubiquiti Networks Inc.[a,b]	147	9,140
ViaSat Inc.[a]	76	4,948
Viavi Solutions Inc.[a]	480	4,454

		68,865
CONSUMER FINANCE — 0.06%
FirstCash Inc.	92	5,874

		5,874
CONTAINERS & PACKAGING — 1.14%
AptarGroup Inc.	635	55,289
Bemis Co. Inc.	499	22,465
Silgan Holdings Inc.	800	23,400
Sonoco Products Co.	254	13,155

		114,309
DISTRIBUTORS — 0.29%
Pool Corp.	237	28,625

		28,625
DIVERSIFIED CONSUMER SERVICES — 0.71%
Bright Horizons Family Solutions Inc.[a]	443	38,231
Carriage Services Inc.	186	4,817
Graham Holdings Co. Class B	13	7,234
Laureate Education Inc. Class Aa	967	12,929
ServiceMaster Global Holdings Inc.[a]	159	7,490

		70,701
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.41%
ATN International Inc.	334	18,133
Cogent Communications Holdings Inc.	197	10,618
General Communication Inc. Class Aa	137	5,602
ORBCOMM Inc.[a]	590	6,673

		41,026
ELECTRIC UTILITIES — 3.17%
ALLETE Inc.	579	45,365
El Paso Electric Co.	231	13,282
Great Plains Energy Inc.	2,031	66,678
Hawaiian Electric Industries Inc.	1,122	40,908
IDACORP Inc.	222	20,431
MGE Energy Inc.	399	26,354
PNM Resources Inc.	567	24,608
Portland General Electric Co.	1,661	79,296

		316,922
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.83%
Badger Meter Inc.	389	17,038

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Benchmark Electronics Inc.[a]	815	$25,224
Dolby Laboratories Inc. Class A	316	18,309
ePlus Inc.[a]	263	25,143
Littelfuse Inc.	149	31,141
National Instruments Corp.	1,461	65,745

		182,600
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.59%
Acadia Realty Trust	557	15,679
Agree Realty Corp.	863	40,811
American Assets Trust Inc.	1,022	39,643
American Campus Communities Inc.	974	40,499
American Homes 4 Rent Class A	877	18,663
Apartment Investment & Management Co. Class A	719	31,622
Apple Hospitality REIT Inc.	2,080	39,395
CareTrust REIT Inc.	267	5,046
Columbia Property Trust Inc.	316	6,977
CoreSite Realty Corp.	438	48,508
Cousins Properties Inc.	1,464	13,205
CubeSmart[b]	833	22,674
CyrusOne Inc.	231	14,181
DCT Industrial Trust Inc.	478	27,734
Easterly Government Properties Inc.[b]	1,089	21,911
Education Realty Trust Inc.	1,398	48,790
Empire State Realty Trust Inc. Class A	1,136	22,777
EPR Properties	403	27,879
Equity Commonwealth[a]	2,876	86,424
Equity LifeStyle Properties Inc.	993	87,861
First Industrial Realty Trust Inc.	459	14,174
Four Corners Property Trust Inc.	717	17,696
Gaming and Leisure Properties Inc.	184	6,723
Getty Realty Corp.	834	23,694
Healthcare Realty Trust Inc.	2,249	72,508
Healthcare Trust of America Inc. Class A	2,195	65,960
Highwoods Properties Inc.	410	20,930
Hudson Pacific Properties Inc.	378	12,784
Lamar Advertising Co. Class A	111	7,819
Life Storage Inc.	316	25,539
LTC Properties Inc.	1,134	52,742
MGM Growth Properties LLC Class A	1,533	45,239
Monmouth Real Estate Investment Corp.	538	9,167
National Health Investors Inc.	125	9,524
New York REIT Inc.[b]	5,067	38,256
Omega Healthcare Investors Inc.[b]	672	19,394
Park Hotels & Resorts Inc.	525	15,115
Physicians Realty Trust	1,944	33,787
Piedmont Office Realty Trust Inc. Class A	546	10,560
PS Business Parks Inc.	470	62,195
QTS Realty Trust Inc. Class A	160	9,256
Retail Opportunity Investments Corp.	1,233	22,169
Retail Properties of America Inc. Class A	1,666	20,358
Rexford Industrial Realty Inc.	259	7,690
Senior Housing Properties Trust	753	13,855
Seritage Growth Properties Class A	197	8,103
Spirit Realty Capital Inc.	2,787	23,160
Starwood Waypoint Homes	1,367	49,636

Security	Shares	Value
STORE Capital Corp.	1,352	$33,381
Sun Communities Inc.	988	89,177
Tanger Factory Outlet Centers Inc.	665	15,129
Taubman Centers Inc.	198	9,350
Terreno Realty Corp.	152	5,581
Urstadt Biddle Properties Inc. Class A	768	16,689
Washington REIT	166	5,343
Weingarten Realty Investors	153	4,659

		1,557,621
FOOD & STAPLES RETAILING — 0.71%
Casey’s General Stores Inc.	571	65,419
Village Super Market Inc. Class A	225	5,398

		70,817
FOOD PRODUCTS — 6.71%
B&G Foods Inc.	714	22,705
Bob Evans Farms Inc./DE	196	15,129
Cal-Maine Foods Inc.[a]	182	8,190
Calavo Growers Inc.	168	12,382
Dean Foods Co.	1,514	14,762
Fresh Del Monte Produce Inc.	869	38,679
J&J Snack Foods Corp.	449	59,793
John B Sanfilippo & Son Inc.	250	14,713
Lamb Weston Holdings Inc.	3,245	165,463
Lancaster Colony Corp.	588	73,629
Pinnacle Foods Inc.	1,906	103,725
Post Holdings Inc.[a]	515	42,709
Sanderson Farms Inc.	348	52,050
Snyder’s-Lance Inc.	580	21,825
Tootsie Roll Industries Inc.	580	20,648
TreeHouse Foods Inc.[a,b]	63	4,182

		670,584
GAS UTILITIES — 3.03%
Chesapeake Utilities Corp.	226	18,204
New Jersey Resources Corp.	441	19,603
Northwest Natural Gas Co.	798	52,947
South Jersey Industries Inc.	968	32,883
Southwest Gas Holdings Inc.	611	50,340
Spire Inc.	1,053	83,135
WGL Holdings Inc.	537	46,021

		303,133
HEALTH CARE EQUIPMENT & SUPPLIES — 6.72%
Abaxis Inc.	223	10,793
ABIOMED Inc.[a]	70	13,504
Analogic Corp.	375	30,113
AngioDynamics Inc.[a]	1,033	17,530
Anika Therapeutics Inc.[a]	179	9,779
Atrion Corp.	45	29,594
Cantel Medical Corp.	247	24,226
CONMED Corp.	329	17,180
Exactech Inc.[a]	186	7,784
Globus Medical Inc. Class Aa	489	15,584

188

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Haemonetics Corp.[a]	809	$38,476
Hill-Rom Holdings Inc.	673	54,318
ICU Medical Inc.[a]	195	37,265
Inogen Inc.[a]	126	12,465
Integra LifeSciences Holdings Corp.[a]	1,782	83,362
LivaNova PLC[a]	160	11,824
Masimo Corp.[a]	571	50,111
Neogen Corp.[a]	114	9,143
NuVasive Inc.[a]	581	32,960
Orthofix International NVa	420	22,567
Penumbra Inc.[a,b]	85	8,547
STERIS PLC	706	65,891
Surmodics Inc.[a]	380	11,305
Varex Imaging Corp.[a]	1,162	39,938
West Pharmaceutical Services Inc.	168	17,035

		671,294
HEALTH CARE PROVIDERS & SERVICES — 3.80%
Almost Family Inc.[a,b]	352	15,576
Amedisys Inc.[a]	247	11,883
Chemed Corp.	288	64,348
HealthSouth Corp.	410	18,917
LHC Group Inc.[a]	418	27,927
LifePoint Health Inc.[a]	424	20,416
Magellan Health Inc.[a]	107	9,127
National Healthcare Corp.	327	20,928
Owens & Minor Inc.	1,871	45,970
Premier Inc. Class Aa	1,343	43,876
Providence Service Corp. (The)[a]	225	12,510
U.S. Physical Therapy Inc.	270	18,347
WellCare Health Plans Inc.[a]	352	69,604

		379,429
HEALTH CARE TECHNOLOGY — 0.49%
Omnicell Inc.[a]	393	19,572
Quality Systems Inc.[a]	603	8,484
Vocera Communications Inc.[a]	736	20,770

		48,826
HOTELS, RESTAURANTS & LEISURE — 3.93%
Biglari Holdings Inc.[a]	13	4,647
BJ’s Restaurants Inc.[a]	202	6,403
Bloomin’ Brands Inc.	240	4,267
Brinker International Inc.	440	13,517
Buffalo Wild Wings Inc.[a]	47	5,555
Cheesecake Factory Inc. (The)	1,344	60,131
Churchill Downs Inc.	227	47,341
Chuy’s Holdings Inc.[a]	253	5,693
Cracker Barrel Old Country Store Inc.[b]	470	73,381
Denny’s Corp.[a]	433	5,659
Dunkin’ Brands Group Inc.	698	41,231
Hilton Grand Vacations Inc.[a]	194	7,946
Jack in the Box Inc.	314	32,502

Security	Shares	Value
Papa John’s International Inc.	208	$14,154
Red Rock Resorts Inc. Class A	579	14,261
Six Flags Entertainment Corp.	329	20,658
Texas Roadhouse Inc.	709	35,457

		392,803
HOUSEHOLD PRODUCTS — 0.70%
Central Garden & Pet Co.[a]	302	11,530
Energizer Holdings Inc.	271	11,650
WD-40 Co.	422	46,779

		69,959
INDUSTRIAL CONGLOMERATES — 0.41%
Carlisle Companies Inc.	371	40,747

		40,747
INSURANCE — 6.43%
Argo Group International Holdings Ltd.	490	30,846
Aspen Insurance Holdings Ltd.	485	20,807
Baldwin & Lyons Inc. Class B	291	6,678
Brown & Brown Inc.	719	35,835
Erie Indemnity Co. Class A	285	34,428
Fidelity & Guaranty Life	362	11,258
First American Financial Corp.	791	43,046
Hanover Insurance Group Inc. (The)	425	41,812
Infinity Property & Casualty Corp.	326	30,758
James River Group Holdings Ltd.	148	6,263
Navigators Group Inc. (The)	398	23,084
Old Republic International Corp.	1,292	26,215
ProAssurance Corp.	1,150	64,458
Safety Insurance Group Inc.	442	36,332
Validus Holdings Ltd.	2,041	106,295
White Mountains Insurance Group Ltd.	140	124,481

		642,596
INTERNET & DIRECT MARKETING RETAIL — 0.99%
Liberty Expedia Holdings Inc. Class Aa	1,657	76,388
PetMed Express Inc.	631	22,312

		98,700
INTERNET SOFTWARE & SERVICES — 0.93%
Cimpress NVa,b	56	6,112
CommerceHub Inc. Series Aa	403	8,999
CommerceHub Inc. Series Ca	288	6,143
IAC/InterActiveCorp[a]	100	12,905
j2 Global Inc.	384	28,470
Match Group Inc.[a]	272	7,273
NIC Inc.	954	16,218
XO Group Inc.[a]	329	6,567

		92,687
IT SERVICES — 4.49%
Black Knight Inc.[a]	889	40,316

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Blackhawk Network Holdings Inc.[a]	197	$6,688
Booz Allen Hamilton Holding Corp.	1,532	57,894
CACI International Inc. Class Aa	41	5,894
Cardtronics PLC Class Aa	140	3,206
Cass Information Systems Inc.	107	6,902
Conduent Inc.[a]	1,169	18,096
Convergys Corp.	267	6,870
CoreLogic Inc./U.S.[a]	1,477	69,271
CSG Systems International Inc.	124	5,250
CSRA Inc.	729	23,321
DST Systems Inc.	462	27,082
Euronet Worldwide Inc.[a]	426	41,169
ExlService Holdings Inc.[a]	995	62,108
ManTech International Corp./VA Class A	336	15,594
MAXIMUS Inc.	79	5,248
Sykes Enterprises Inc.[a]	1,178	34,091
TeleTech Holdings Inc.	481	20,034

		449,034
LEISURE PRODUCTS — 0.19%
American Outdoor Brands Corp.[a]	285	4,084
Callaway Golf Co.	723	10,433
Sturm Ruger & Co. Inc.[b]	86	4,261

		18,778
LIFE SCIENCES TOOLS & SERVICES — 3.08%
Bio-Rad Laboratories Inc. Class Aa	412	90,554
Bio-Techne Corp.	614	80,446
Charles River Laboratories International Inc.[a]	427	49,656
Luminex Corp.	239	5,103
PerkinElmer Inc.	539	38,980
PRA Health Sciences Inc.[a]	372	30,292
VWR Corp.[a]	390	12,909

		307,940
MACHINERY — 0.65%
Toro Co. (The)	1,035	65,050

		65,050
MEDIA — 2.35%
Cable One Inc.	125	88,726
Lions Gate Entertainment Corp. Class Aa	1,611	46,751
Madison Square Garden Co. (The)[a]	256	57,009
Regal Entertainment Group Class A	807	13,195
Scholastic Corp.	782	28,887

		234,568
METALS & MINING — 1.42%
Coeur Mining Inc.[a]	965	7,324
Hecla Mining Co.	4,702	22,193
McEwen Mining Inc.	7,139	13,850

Security	Shares	Value
Royal Gold Inc.	1,168	$98,241

		141,608
MORTGAGE REAL ESTATE INVESTMENT — 4.60%
Anworth Mortgage Asset Corp.	2,873	16,060
Apollo Commercial Real Estate Finance Inc.	3,087	55,782
ARMOUR Residential REIT Inc.	866	21,693
Blackstone Mortgage Trust Inc. Class A	1,668	53,093
Capstead Mortgage Corp.	2,856	25,190
Chimera Investment Corp.	639	11,694
CYS Investments Inc.	3,072	24,576
Dynex Capital Inc.	1,323	9,261
MFA Financial Inc.	11,631	95,840
MTGE Investment Corp.	1,299	23,512
PennyMac Mortgage Investment Trust[c]	437	7,018
Starwood Property Trust Inc.	2,387	51,344
Two Harbors Investment Corp.[b]	6,584	64,523

		459,586
MULTI-UTILITIES — 1.85%
Avista Corp.	667	34,844
Black Hills Corp.	600	39,156
NorthWestern Corp.	786	46,594
Unitil Corp.	379	19,708
Vectren Corp.	661	45,041

		185,343
OIL, GAS & CONSUMABLE FUELS — 0.85%
Centennial Resource Development Inc./DE Class Aa	2,862	55,609
Jagged Peak Energy Inc.[a]	977	13,570
Midstates Petroleum Co. Inc.[a]	345	5,261
Par Pacific Holdings Inc.[a,b]	492	10,327

		84,767
PERSONAL PRODUCTS — 0.17%
Medifast Inc.	265	16,536

		16,536
PHARMACEUTICALS — 0.34%
Prestige Brands Holdings Inc.[a]	718	33,674

		33,674
PROFESSIONAL SERVICES — 0.81%
Advisory Board Co. (The)[a]	334	18,011
CBIZ Inc.[a]	1,524	25,832
Exponent Inc.	177	13,071
Forrester Research Inc.	270	11,799
ICF International Inc.[a]	104	5,585
Insperity Inc.	70	6,643

		80,941

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
RMR Group Inc. (The) Class A	103	$5,402

		5,402
ROAD & RAIL — 1.84%
Heartland Express Inc.	1,366	29,137
Landstar System Inc.	1,115	110,106
Old Dominion Freight Line Inc.	221	26,770
Werner Enterprises Inc.	504	17,967

		183,980
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.29%
Cabot Microelectronics Corp.	221	21,364
Rudolph Technologies Inc.[a]	287	7,964

		29,328
SOFTWARE — 3.41%
Aspen Technology Inc.[a]	561	36,196
Bottomline Technologies de Inc.[a]	196	6,382
CommVault Systems Inc.[a]	120	6,246
Ellie Mae Inc.[a]	100	8,995
Fair Isaac Corp.	86	12,484
Guidewire Software Inc.[a]	78	6,238
MicroStrategy Inc. Class Aa	27	3,571
Progress Software Corp.	1,303	55,156
PTC Inc.[a]	100	6,645
QAD Inc. Class A	183	6,771
RealPage Inc.[a]	403	17,450
Take-Two Interactive Software Inc.[a]	930	102,904
Tyler Technologies Inc.[a]	184	32,621
Ultimate Software Group Inc. (The)[a,b]	191	38,695

		340,354
SPECIALTY RETAIL — 1.00%
Children’s Place Inc. (The)	79	8,595
DSW Inc. Class A	928	17,771
Five Below Inc.[a]	114	6,298
Monro Inc.	233	11,499
Murphy USA Inc.[a]	382	28,406
Williams-Sonoma Inc.	355	18,318
Winmark Corp.	68	8,891

		99,778
TEXTILES, APPAREL & LUXURY GOODS — 0.35%
Carter’s Inc.	236	22,828
Steven Madden Ltd.[a]	309	12,051

		34,879

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 2.27%
Beneficial Bancorp. Inc.	331	$5,461
Capitol Federal Financial Inc.	3,729	51,423
Kearny Financial Corp./MD	2,588	38,949
Meridian Bancorp. Inc.	1,481	29,176
Northfield Bancorp. Inc.	921	15,712
Northwest Bancshares Inc.	2,863	48,299
OceanFirst Financial Corp.	182	5,051
Oritani Financial Corp.	1,139	19,306
Waterstone Financial Inc.	699	13,421

		226,798
TOBACCO — 0.41%
Vector Group Ltd.	1,981	41,165

		41,165
TRADING COMPANIES & DISTRIBUTORS — 1.79%
Kaman Corp.	708	39,606
MSC Industrial Direct Co. Inc. Class A	614	50,901
SiteOne Landscape Supply Inc.[a]	218	13,845
Watsco Inc.	450	74,956

		179,308
WATER UTILITIES — 0.86%
American States Water Co.	296	15,910
Aqua America Inc.	1,779	63,119
Connecticut Water Service Inc.	120	7,442

		86,471
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Boingo Wireless Inc.[a]	427	9,983
Spok Holdings Inc.	289	4,899

		14,882

TOTAL COMMON STOCKS
(Cost: $9,234,024)		9,959,354

SHORT-TERM INVESTMENTS — 3.16%

MONEY MARKET FUNDS — 3.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	286,544	286,601

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	29,032	$29,032

		315,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $315,640)		315,633

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 102.83%
(Cost: $9,549,664)	$10,274,987
Other Assets, Less Liabilities — (2.83)%	(283,171)

NET ASSETS — 100.00%	$9,991,816

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	309,233	—		(22,689)[a]	286,544	$286,601	$(11)	$(7)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,670	12,362	[a]	—	29,032	29,032	—	—	39
PennyMac Mortgage Investment Trust	341	96		—	437	7,018	—	(667)	205

						$322,651	$(11)	$(674)	$244

[a]	Net of shares purchased and sold.

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$9,959,354	$—	$—	$9,959,354
Money market funds	315,633	—	—	315,633

Total	$10,274,987	$—	$—	$10,274,987

193

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 97.68%

AUSTRALIA — 2.15%
Aristocrat Leisure Ltd.	3,282	$59,263
Bendigo & Adelaide Bank Ltd.	3,536	30,854
BlueScope Steel Ltd.	4,845	47,699
Cochlear Ltd.	272	36,689
Dexus	6,528	48,902
Goodman Group	8,789	56,338
GPT Group (The)	15,965	62,308
Harvey Norman Holdings Ltd.	10,846	31,435
LendLease Group	2,958	36,765
Mirvac Group	20,113	37,166
REA Group Ltd.	187	10,364
Sonic Healthcare Ltd.	2,006	33,484
Treasury Wine Estates Ltd.	4,148	49,775

		541,042
BELGIUM — 0.09%
Colruyt SA	461	23,581

		23,581
BRAZIL — 0.36%
Cia. de Saneamento Basico do Estado de Sao Paulo	1,700	15,486
EDP — Energias do Brasil SA	3,400	14,966
Odontoprev SA	1,700	8,180
Porto Seguro SA	1,700	18,557
Sul America SA	1,950	10,688
TIM Participacoes SA	3,400	12,607
Transmissora Alianca de Energia Eletrica SA Units	1,700	10,653

		91,137
CANADA — 1.53%
CAE Inc.	1,547	27,433
CCL Industries Inc. Class B	850	41,000
Constellation Software Inc./Canada	136	77,435
First Capital Realty Inc.	323	5,127
Industrial Alliance Insurance & Financial Services Inc.	646	29,296
Jean Coutu Group PJC Inc. (The) Class A	374	7,102
Linamar Corp.	170	10,323
Magna International Inc. Class A	2,331	127,264
Metro Inc.	1,906	60,044

		385,024
CHILE — 0.06%
Enel Generacion Chile SA	18,343	16,007

		16,007
CHINA — 7.60%
AAC Technologies Holdings Inc.	8,500	155,579
Agricultural Bank of China Ltd. Class H	136,000	63,975
ANTA Sports Products Ltd.	17,000	76,047

Security	Shares	Value
China Construction Bank Corp. Class H	459,000	$409,475
China Huarong Asset Management Co. Ltd. Class Ha	34,000	15,994
China Jinmao Holdings Group Ltd.	68,000	30,506
China Power International Development Ltd.	17,000	5,404
China Resources Land Ltd.	34,000	101,323
Country Garden Holdings Co. Ltd.	34,000	53,864
CSPC Pharmaceutical Group Ltd.	34,000	59,094
Dongfeng Motor Group Co. Ltd. Class H	34,000	46,630
Fosun International Ltd.	25,500	63,212
Fullshare Holdings Ltd.	85,000	36,389
Guangdong Investment Ltd.	34,000	49,245
Guangzhou Automobile Group Co. Ltd. Class H	34,000	84,545
Haitian International Holdings Ltd.	17,000	50,879
Hanergy Thin Film Power Group Ltd.[b,c]	659	—
Industrial & Commercial Bank of China Ltd. Class H	34,000	26,976
Longfor Properties Co. Ltd.	8,500	19,851
NetEase Inc. ADR	459	129,401
New Oriental Education & Technology Group Inc. ADR	799	66,509
Shanghai Industrial Holdings Ltd.	17,000	52,187
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	5,100	13,172
Sihuan Pharmaceutical Holdings Group Ltd.	34,000	12,289
Sino Biopharmaceutical Ltd.	34,000	39,701
Sino-Ocean Group Holding Ltd.	17,000	11,091
Sinopec Engineering Group Co. Ltd. Class H	25,500	21,866
Sunac China Holdings Ltd.	16,000	81,417
TAL Education Group Class A ADR	1,956	53,790
Yum China Holdings Inc.[b]	2,125	85,744

		1,916,155
COLOMBIA — 0.02%
Interconexion Electrica SA ESP	1,105	4,837

		4,837
CZECH REPUBLIC — 0.05%
Moneta Money Bank ASa	3,519	12,030

		12,030
DENMARK — 0.43%
Coloplast A/S Class B	801	70,474
Tryg A/S	136	3,239
William Demant Holding A/Sb	1,175	33,902

		107,615
FINLAND — 0.63%
Elisa OYJ	1,275	51,377
Orion OYJ Class B	442	18,124
UPM-Kymmene OYJ	2,941	88,394

		157,895

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

October 31, 2017

Security	Shares	Value
FRANCE — 2.88%
Arkema SA	391	$49,399
Atos SE	544	84,540
Casino Guichard Perrachon SA	153	8,740
Cie. Generale des Etablissements Michelin Class B	988	142,951
CNP Assurances	765	17,801
Hermes International	102	52,942
Ipsen SA	306	37,002
Rexel SA	2,060	36,777
SCOR SE	1,175	48,791
SEB SA	102	19,012
STMicroelectronics NV	3,094	72,808
Thales SA	612	63,795
Valeo SA	1,345	91,034

		725,592
GERMANY — 2.34%
adidas AG	612	136,209
Covestro AGa	697	66,874
Deutsche Lufthansa AG Registered	1,411	45,039
Evonik Industries AG	836	30,463
Fraport AG Frankfurt Airport Services Worldwide	170	16,132
Hannover Rueck SE	408	51,166
HeidelbergCement AG	852	86,817
Henkel AG & Co. KGaA	460	57,982
HOCHTIEF AGd	85	15,002
METRO AGb	1,008	19,252
Osram Licht AG	580	44,378
RTL Group SAb	291	21,591

		590,905
GREECE — 0.06%
FF Group[b]	165	3,456
JUMBO SA	704	11,318

		14,774
HONG KONG — 0.94%
ASM Pacific Technology Ltd.	1,700	24,731
NWS Holdings Ltd.	17,000	34,384
Sino Land Co. Ltd.[d]	34,000	58,571
Swire Properties Ltd.	10,200	34,450
WH Group Ltd.[a]	51,000	51,642
Yue Yuen Industrial Holdings Ltd.	8,500	32,576

		236,354
HUNGARY — 0.16%
MOL Hungarian Oil & Gas PLC	544	6,513
Richter Gedeon Nyrt	1,394	34,672

		41,185
INDONESIA — 0.31%
Adaro Energy Tbk PT	113,900	15,326
Bank Danamon Indonesia Tbk PT	23,800	8,950
Pakuwon Jati Tbk PT	51,000	2,369

Security	Shares	Value
Surya Citra Media Tbk PT	30,600	$4,851
United Tractors Tbk PT	18,700	47,810

		79,306
ISRAEL — 0.13%
Azrieli Group Ltd.	289	16,311
Mizrahi Tefahot Bank Ltd.	629	11,351
Taro Pharmaceutical Industries Ltd.[b]	51	5,734

		33,396
ITALY — 0.12%
Recordati SpA	374	17,388
UnipolSai Assicurazioni SpA	5,831	13,287

		30,675
JAPAN — 9.92%
Alfresa Holdings Corp.	3,400	64,661
Amada Holdings Co. Ltd.	5,100	62,880
Asahi Kasei Corp.	1,000	12,048
Brother Industries Ltd.	1,700	40,978
Chugoku Bank Ltd. (The)	1,700	24,132
Concordia Financial Group Ltd.	10,200	53,410
Daicel Corp.	3,400	42,070
Daito Trust Construction Co. Ltd.	100	17,456
Daiwa House Industry Co. Ltd.	3,400	123,876
Fukuoka Financial Group Inc.	17,000	86,922
Hachijuni Bank Ltd. (The)	3,400	21,125
Hakuhodo DY Holdings Inc.	1,700	23,354
Hitachi Metals Ltd.	1,700	21,873
Idemitsu Kosan Co. Ltd.	1,700	49,296
Iida Group Holdings Co. Ltd.	1,700	32,405
Isuzu Motors Ltd.	3,400	49,326
ITOCHU Corp.	10,200	177,555
Japan Airlines Co. Ltd.	1,700	57,898
Kakaku.com Inc.	1,700	23,234
Koito Manufacturing Co. Ltd.	1,700	112,805
Kuraray Co. Ltd.	5,100	99,774
Kyushu Financial Group Inc.	1,700	10,727
Lion Corp.	1,700	32,555
Marubeni Corp.	13,600	90,567
Mebuki Financial Group Inc.	10,200	42,189
Medipal Holdings Corp.	1,700	31,388
Mitsubishi Chemical Holdings Corp.	10,200	105,698
Mitsubishi Gas Chemical Co. Inc.	3,400	82,554
Mitsubishi Tanabe Pharma Corp.	3,400	74,625
Nisshin Seifun Group Inc.	1,700	29,757
Nitori Holdings Co. Ltd.	100	14,481
Nomura Real Estate Master Fund Inc.	34	42,519
Obayashi Corp.	3,400	44,284
Oji Holdings Corp.	17,000	99,041
Sekisui Chemical Co. Ltd.	5,100	102,153
Sompo Holdings Inc.	1,700	67,907

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

October 31, 2017

Security	Shares	Value
Stanley Electric Co. Ltd.	1,700	$62,312
Start Today Co. Ltd.	1,700	46,229
Sumitomo Heavy Industries Ltd.	600	25,029
Taiheiyo Cement Corp.	1,700	67,623
Toppan Printing Co. Ltd.	1,000	10,103
Tsuruha Holdings Inc.	100	12,347
Yamada Denki Co. Ltd.	5,100	27,019
Yaskawa Electric Corp.	3,400	120,883
Yokogawa Electric Corp.	3,400	63,972

		2,503,040
MALAYSIA — 0.19%
AirAsia Bhd	8,500	6,706
Alliance Bank Malaysia Bhd	3,400	2,964
HAP Seng Consolidated Bhd	1,700	3,726
PPB Group Bhd[d]	8,500	33,691

		47,087
MEXICO — 0.07%
Grupo Aeroportuario del Sureste SAB de CV Series B	1,020	18,231

		18,231
NETHERLANDS — 1.14%
AerCap Holdings NVb	867	45,639
Koninklijke Vopak NV	442	19,142
NN Group NV	2,125	89,019
RELX NV	5,967	134,785

		288,585
PAKISTAN — 0.03%
Lucky Cement Ltd.	1,700	7,857

		7,857
POLAND — 0.27%
Grupa Azoty SA	102	2,046
Grupa Lotos SA	697	12,648
Jastrzebska Spolka Weglowa SAb	816	21,954
PGE Polska Grupa Energetyczna SAb	3,536	12,681
Synthos SA	9,197	12,460
Tauron Polska Energia SAb	5,712	5,526

		67,315
RUSSIA — 1.07%
Lukoil PJSC ADR	2,703	143,529
Surgutneftegas OJSC ADR	10,234	51,129
Tatneft PJSC ADR	1,685	75,825

		270,483
SINGAPORE — 0.32%
SATS Ltd.	5,100	17,594
UOL Group Ltd.	3,400	22,560
Wilmar International Ltd.	8,500	21,150

Security	Shares	Value
Yangzijiang Shipbuilding Holdings Ltd.	17,000	$19,653

		80,957
SOUTH AFRICA — 0.53%
Bidvest Group Ltd. (The)	2,501	30,331
Capitec Bank Holdings Ltd.	85	5,649
Exxaro Resources Ltd.	1,088	11,061
Hyprop Investments Ltd.	391	2,940
Massmart Holdings Ltd.	442	3,346
Mondi Ltd.	646	15,493
Pioneer Foods Group Ltd.	1,105	9,299
SPAR Group Ltd. (The)	527	6,200
Tiger Brands Ltd.	1,770	48,314

		132,633
SOUTH KOREA — 4.57%
BGF retail Co. Ltd.	136	9,602
BNK Financial Group Inc.	952	8,446
Dongbu Insurance Co. Ltd.	306	19,256
E-MART Inc.	136	27,191
GS Holdings Corp.	170	10,045
Hana Financial Group Inc.	1,889	80,848
Hankook Tire Co. Ltd.	357	17,207
Hanwha Chemical Corp.	510	13,861
Hanwha Life Insurance Co. Ltd.	1,343	9,494
Hyundai Engineering & Construction Co. Ltd.	442	14,933
Hyundai Marine & Fire Insurance Co. Ltd.	442	17,891
Hyundai Steel Co.	612	31,410
Kia Motors Corp.	1,496	47,269
KT&G Corp.	748	70,771
LG Corp.	850	65,247
LG Display Co. Ltd.	1,258	32,900
Samsung Electronics Co. Ltd.	272	668,620
SK Telecom Co. Ltd.	34	8,012

		1,153,003
SPAIN — 0.35%
Endesa SA	1,598	36,580
International Consolidated Airlines Group SA	2,890	24,409
Mapfre SA	8,381	27,425

		88,414
SWEDEN — 0.46%
Boliden AB	2,601	91,031
Husqvarna AB Class B	1,292	12,624
ICA Gruppen AB	221	8,152
L E Lundbergforetagen AB Class B	68	5,308

		117,115

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

October 31, 2017

Security	Shares	Value
SWITZERLAND — 3.40%
Adecco Group AG Registered	799	$63,444
Baloise Holding AG Registered	238	37,558
Barry Callebaut AG Registered	17	26,554
EMS-Chemie Holding AG Registered	68	44,615
Geberit AG Registered	187	84,720
Kuehne + Nagel International AG Registered	342	59,768
Partners Group Holding AG	119	80,105
Schindler Holding AG Participation Certificates	138	31,302
Schindler Holding AG Registered	155	34,256
Sika AG Bearer	17	125,948
Straumann Holding AG Registered	51	35,635
Swiss Life Holding AG Registered	187	65,060
Swiss Re AG	1,785	168,060

		857,025
TAIWAN — 1.38%
AU Optronics Corp.	68,000	27,845
Foxconn Technology Co. Ltd.	17,020	54,233
Innolux Corp.	68,000	29,762
Inventec Corp.	17,000	13,190
Lite-On Technology Corp.	4,000	5,643
Novatek Microelectronics Corp.	17,000	62,849
Shin Kong Financial Holding Co. Ltd.	102,408	32,767
Synnex Technology International Corp.	17,000	21,532
Taiwan Business Bank	81,370	22,474
Teco Electric and Machinery Co. Ltd.	17,000	15,867
Transcend Information Inc.	4,000	11,353
United Microelectronics Corp.	68,000	34,948
Wistron Corp.	17,503	14,596

		347,059
THAILAND — 0.44%
Central Pattana PCL NVDR	5,100	12,205
Delta Electronics Thailand PCL NVDR	5,100	13,203
Electricity Generating PCL NVDR	1,700	11,770
KCE Electronics PCL NVDR	1,700	5,117
Robinson PCL NVDR	5,100	11,399
Siam Cement PCL (The) Foreign	1,700	25,075
Thai Oil PCL NVDR	8,500	26,099
Thai Union Group PCL NVDR	10,200	5,619

		110,487
TURKEY — 0.24%
Aselsan Elektronik Sanayi ve TAS	2,346	20,973
Eregli Demir ve Celik Fabrikalari TAS	14,450	33,874
Tupras Turkiye Petrol Rafinerileri AS	170	6,112

		60,959
UNITED ARAB EMIRATES — 0.17%
Aldar Properties PJSC	15,419	9,992
DAMAC Properties Dubai Co. PJSC	21,760	23,403
Dubai Islamic Bank PJSC	5,984	9,972

		43,367

Security	Shares	Value
UNITED KINGDOM — 5.04%
3i Group PLC	6,341	$80,921
Admiral Group PLC	1,362	34,799
Ashtead Group PLC	2,720	70,073
Babcock International Group PLC	187	2,016
BAE Systems PLC	17,291	136,277
Barratt Developments PLC	5,219	45,361
Berkeley Group Holdings PLC	680	33,781
Bunzl PLC	1,785	55,586
Carnival PLC	1,107	72,929
Coca-Cola HBC AG	986	33,323
Croda International PLC	715	39,726
GKN PLC	8,536	35,933
Hargreaves Lansdown PLC	1,751	36,785
IMI PLC	1,447	23,481
Intertek Group PLC	595	42,865
ITV PLC	20,485	44,749
J Sainsbury PLC	9,064	29,189
Meggitt PLC	4,303	29,628
Micro Focus International PLC	1,253	44,011
Mondi PLC	2,059	49,791
Persimmon PLC	1,649	61,358
Sage Group PLC (The)	6,443	63,785
Segro PLC	6,324	45,601
Smiths Group PLC	2,176	45,396
Tate & Lyle PLC	3,196	27,438
Taylor Wimpey PLC	20,162	53,414
Wm Morrison Supermarkets PLC	11,237	33,456

		1,271,672
UNITED STATES — 48.23%
Accenture PLC Class A	3,247	462,243
Aflac Inc.	2,176	182,545
AGCO Corp.	461	31,611
Albemarle Corp.	646	91,015
Align Technology Inc.[b]	425	101,566
Alleghany Corp.[b]	20	11,324
Alliant Energy Corp.	1,515	65,539
AMERCO	17	6,675
Ameren Corp.	1,054	65,337
American Financial Group Inc./OH	595	62,767
American Water Works Co. Inc.	1,158	101,626
Anthem Inc.	1,428	298,752
AO Smith Corp.	731	43,275
Applied Materials Inc.	5,899	332,881
Arch Capital Group Ltd.[b]	801	79,812
Archer-Daniels-Midland Co.	3,266	133,481
Arista Networks Inc.[b]	238	47,574
Arrow Electronics Inc.[b]	512	42,798
Assurant Inc.	374	37,643
Athene Holding Ltd. Class Ab	833	43,424
Atmos Energy Corp.	680	59,323

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

October 31, 2017

Security	Shares	Value
Autoliv Inc.	511	$63,803
Avery Dennison Corp.	495	52,554
Avnet Inc.	731	29,094
Axis Capital Holdings Ltd.	1,005	54,662
Best Buy Co. Inc.	1,581	88,504
Broadridge Financial Solutions Inc.	578	49,662
Bunge Ltd.	765	52,617
CA Inc.	1,598	51,743
Cadence Design Systems Inc.[b]	1,156	49,893
Camden Property Trust	527	48,083
Cardinal Health Inc.	1,768	109,439
CDW Corp./DE	748	52,360
Celanese Corp. Series A	818	85,326
CH Robinson Worldwide Inc.	782	61,410
Church & Dwight Co. Inc.	1,054	47,609
Cigna Corp.	1,396	275,319
Cincinnati Financial Corp.	255	17,893
Cintas Corp.	461	68,707
Citizens Financial Group Inc.	2,771	105,326
Citrix Systems Inc.[b]	1,037	85,667
Comerica Inc.	935	73,463
Core Laboratories NV	309	30,869
Corning Inc.	5,901	184,760
Darden Restaurants Inc.	663	54,545
Dell Technologies Inc. Class Vb	1,207	99,903
Delphi Automotive PLC	1,479	146,983
Dr Pepper Snapple Group Inc.	952	81,548
East West Bancorp. Inc.	714	42,726
Eastman Chemical Co.	680	61,751
Eaton Vance Corp. NVS	629	31,746
Equifax Inc.	646	70,110
Expeditors International of Washington Inc.	1,054	61,533
F5 Networks Inc.[b]	410	49,721
Flex Ltd.[b]	3,094	55,073
FLIR Systems Inc.	782	36,613
FNF Group	1,328	49,694
Foot Locker Inc.	1,071	32,216
Fortive Corp.	1,581	114,243
General Dynamics Corp.	1,394	282,954
General Motors Co.	7,871	338,296
Genuine Parts Co.	799	70,496
Goodyear Tire & Rubber Co. (The)	1,447	44,264
Hasbro Inc.	646	59,813
Henry Schein Inc.[b]	888	69,797
Hewlett Packard Enterprise Co.	9,129	127,076
Hormel Foods Corp.	1,615	50,323
Huntington Ingalls Industries Inc.	289	67,288
Ingredion Inc.	408	51,143
International Flavors & Fragrances Inc.	478	70,467
Interpublic Group of Companies Inc. (The)	1,751	33,707
Jack Henry & Associates Inc.	255	28,083
Jacobs Engineering Group Inc.	867	50,468
Jones Lang LaSalle Inc.	291	37,682
L3 Technologies Inc.	425	79,552
Laboratory Corp. of America Holdings[b]	529	81,313
Lear Corp.	391	68,656
Leggett & Platt Inc.	920	43,479
Leidos Holdings Inc.	704	44,014
Leucadia National Corp.	1,785	45,161
Liberty Property Trust	986	42,280
Lincoln National Corp.	1,379	104,501

Security	Shares	Value
Loews Corp.	340	$16,833
LyondellBasell Industries NV Class A	1,804	186,768
ManpowerGroup Inc.	425	52,394
Marvell Technology Group Ltd.	2,705	49,961
Maxim Integrated Products Inc.	1,292	67,882
McCormick & Co. Inc./MD NVS	646	64,296
MEDNAX Inc.[b]	561	24,566
MercadoLibre Inc.	223	53,589
Mettler-Toledo International Inc.[b]	153	104,442
Michael Kors Holdings Ltd.[b]	988	48,224
National Retail Properties Inc.	731	29,372
Northrop Grumman Corp.	920	271,888
NVIDIA Corp.	3,400	703,154
NVR Inc.[b]	17	55,783
OGE Energy Corp.	1,394	51,355
Omnicom Group Inc.	1,192	80,090
Packaging Corp. of America	442	51,391
Patterson Companies Inc.	442	16,354
Paychex Inc.	1,736	110,739
People’s United Financial Inc.	2,023	37,749
Pinnacle West Capital Corp.	699	61,309
Principal Financial Group Inc.	1,565	103,055
Public Storage	850	176,162
Quest Diagnostics Inc.	767	71,929
Raymond James Financial Inc.	646	54,768
Raytheon Co.	51	9,190
Regions Financial Corp.	6,494	100,527
Reinsurance Group of America Inc.	323	48,250
ResMed Inc.	748	62,967
Robert Half International Inc.	731	37,844
Rockwell Automation Inc.	716	143,787
Rockwell Collins Inc.	731	99,124
Rollins Inc.	1,190	52,253
Ross Stores Inc.	2,244	142,472
SCANA Corp.	920	39,689
Scripps Networks Interactive Inc. Class A	425	35,394
Seagate Technology PLC	1,360	50,279
SEI Investments Co.	750	48,383
Skyworks Solutions Inc.	1,037	118,073
Snap-on Inc.	308	48,596
Southwest Airlines Co.	937	50,467
SVB Financial Group[b]	289	63,372
Synopsys Inc.[b]	833	72,071
TE Connectivity Ltd.	1,683	153,103
Teleflex Inc.	238	56,401
Textron Inc.	1,360	71,726
Torchmark Corp.	716	60,237
Total System Services Inc.	1,022	73,635
Tyson Foods Inc. Class A	1,668	121,614
UGI Corp.	1,090	52,167
Ulta Salon Cosmetics & Fragrance Inc.[b]	289	58,317
United Therapeutics Corp.[b]	340	40,321
Universal Health Services Inc. Class B	493	50,631
Unum Group	1,345	69,994
Valero Energy Corp.	2,584	203,852

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

October 31, 2017

Security	Shares	Value
Varian Medical Systems Inc.[b]	459	$47,823
Voya Financial Inc.	986	39,598
WABCO Holdings Inc.[b]	340	50,174
Waters Corp.[b]	442	86,654
Westar Energy Inc.	748	40,003
WR Berkley Corp.	765	52,464
Xerox Corp.	1,215	36,827
XL Group Ltd.	1,566	63,376
Zions BanCorp.	1,088	50,548

		12,165,448

TOTAL COMMON STOCKS
(Cost: $20,972,870)		24,638,247

PREFERRED STOCKS — 1.15%

BRAZIL — 0.31%
Itausa-Investimentos Itau SA, Preference Shares	24,821	79,516

		79,516
GERMANY — 0.03%
Fuchs Petrolub SE, Preference Shares	119	6,681

		6,681
SOUTH KOREA — 0.81%
Samsung Electronics Co. Ltd., Preference Shares	102	203,936

		203,936

TOTAL PREFERRED STOCKS
(Cost: $206,061)		290,133

INVESTMENT COMPANIES — 0.83%

INDIA — 0.83%
iShares MSCI India ETF[e]	5,916	208,510

		208,510

TOTAL INVESTMENT COMPANIES
(Cost: $172,638)		208,510

SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[e,f,g]	93,107	93,126

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[e,f]	8,298	$8,298

		101,424

TOTAL SHORT-TERM INVESTMENTS
(Cost: $101,423)		101,424

TOTAL INVESTMENT IN SECURITIES — 100.06%
(Cost: $21,452,992)		25,238,314
Other Assets, Less Liabilities — (0.06)%		(14,487)

NET ASSETS — 100.00%		$25,223,827

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	All or a portion of this security represents a security on loan.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	247,268	—		(154,161)[a]	93,107	$93,126	$(3)	$(2)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,882	416	[a]	—	8,298	8,298	—	—	40
iShares MSCI India ETF	5,409	507		—	5,916	208,510	—	5,829	—

						$309,934	$(3)	$5,827	$40

[a]	Net of shares purchased and sold.

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$24,628,645	$9,602	$0	[a]	$24,638,247
Preferred stocks	290,133	—	—		290,133
Investment companies	208,510	—	—		208,510
Money market funds	101,424	—	—		101,424

Total	$25,228,712	$9,602	$0	[a]	$25,238,314

[a]	Rounds to less than $1.

200

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.27%

AUSTRALIA — 4.93%
Aristocrat Leisure Ltd.	123,240	$2,225,340
Bendigo & Adelaide Bank Ltd.	108,190	944,024
BlueScope Steel Ltd.	128,700	1,267,061
Cochlear Ltd.	13,130	1,771,062
Dexus	223,784	1,676,399
Fortescue Metals Group Ltd.	364,556	1,296,988
Goodman Group	414,602	2,657,611
GPT Group (The)	420,810	1,642,320
Harvey Norman Holdings Ltd.	137,540	398,634
LendLease Group	128,050	1,591,536
Mirvac Group	863,526	1,595,682
Qantas Airways Ltd.	105,477	497,378
REA Group Ltd.	11,830	655,627

		18,219,662
BELGIUM — 0.79%
Ageas	44,720	2,169,561
Colruyt SA	14,950	764,737

		2,934,298
CANADA — 5.04%
CAE Inc.	61,511	1,090,793
Cameco Corp.	90,220	733,462
CCL Industries Inc. Class B	31,980	1,542,562
CI Financial Corp.	13,650	303,686
Constellation Software Inc./Canada	4,602	2,620,259
Industrial Alliance Insurance & Financial Services Inc.	24,090	1,092,469
Linamar Corp.	11,366	690,195
Magna International Inc. Class A	83,233	4,544,208
Metro Inc.	53,860	1,696,730
Open Text Corp.	20,800	727,863
Teck Resources Ltd. Class B	130,690	2,672,398
West Fraser Timber Co. Ltd.	15,470	941,689

		18,656,314
DENMARK — 1.03%
Coloplast A/S Class B	27,233	2,396,040
Tryg A/S	26,520	631,488
William Demant Holding A/Sa	27,614	796,741

		3,824,269
FINLAND — 1.63%
Elisa OYJ	33,020	1,330,561
Orion OYJ Class B	24,106	988,496
UPM-Kymmene OYJ	122,904	3,693,967

		6,013,024
FRANCE — 11.55%
Arkema SA	15,421	1,948,271

Security	Shares	Value
Atos SE	21,633	$3,361,862
AXA SA	305,300	9,222,243
Casino Guichard Perrachon SA	12,887	736,148
Cie. Generale des Etablissements Michelin Class B	39,414	5,702,685
CNP Assurances	39,260	913,575
Ipsen SA	8,450	1,021,789
Peugeot SA	111,410	2,643,114
Renault SA	36,962	3,666,033
Rexel SA	68,770	1,227,741
SCOR SE	40,061	1,663,519
SEB SA	5,238	976,321
STMicroelectronics NV	145,470	3,423,198
Thales SA	24,180	2,520,516
Valeo SA	54,797	3,708,858

		42,735,873
GERMANY — 5.47%
Covestro AGb	25,292	2,426,648
Deutsche Lufthansa AG Registered	54,470	1,738,662
Fraport AG Frankfurt Airport Services Worldwide	4,940	468,790
Hannover Rueck SE	14,511	1,819,779
HUGO BOSS AG	14,690	1,314,972
Infineon Technologies AG	251,709	6,892,333
Innogy SEb	32,890	1,530,692
K+S AG Registered[c]	43,550	1,056,273
METRO AGa	42,900	819,362
Osram Licht AG	18,860	1,443,053
RTL Group SAa	9,750	723,408

		20,233,972
HONG KONG — 4.57%
ASM Pacific Technology Ltd.	65,000	945,615
CK Asset Holdings Ltd.	590,000	4,851,252
HK Electric Investments & HK Electric Investments Ltd.[b]	650,000	598,195
Hongkong Land Holdings Ltd.	195,000	1,413,750
Hysan Development Co. Ltd.	132,000	637,853
NWS Holdings Ltd.	390,000	788,818
Sino Land Co. Ltd.[c]	780,000	1,343,690
WH Group Ltd.[b]	1,820,000	1,842,908
Wharf Holdings Ltd. (The)	277,000	2,519,053
Wheelock & Co. Ltd.	175,000	1,217,988
Yue Yuen Industrial Holdings Ltd.	195,000	747,328

		16,906,450
ISRAEL — 1.24%
Bank Hapoalim BM	259,923	1,839,875
Bank Leumi Le-Israel BM	325,455	1,799,917
Mizrahi Tefahot Bank Ltd.	31,263	564,164
Taro Pharmaceutical Industries Ltd.[a]	3,250	365,365

		4,569,321
ITALY — 0.46%
Recordati SpA	24,180	1,124,204
UnipolSai Assicurazioni SpA	251,314	572,655

		1,696,859

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

October 31, 2017

Security	Shares	Value
JAPAN — 27.03%
Aeon Mall Co. Ltd.	26,000	$461,058
Air Water Inc.	39,000	742,726
Alfresa Holdings Corp.	39,000	741,697
Amada Holdings Co. Ltd.	78,000	961,700
Bank of Kyoto Ltd. (The)	26,000	1,354,572
Brother Industries Ltd.	52,000	1,253,437
Chiba Bank Ltd. (The)	140,000	1,062,043
Chugoku Bank Ltd. (The)	39,000	553,613
Concordia Financial Group Ltd.	273,000	1,429,508
Daicel Corp.	65,000	804,277
Daito Trust Construction Co. Ltd.	14,400	2,513,632
Daiwa House Industry Co. Ltd.	130,000	4,736,425
Disco Corp.	13,000	2,989,439
Fuji Electric Co. Ltd.	130,000	934,700
Fukuoka Financial Group Inc.	150,000	766,963
Hachijuni Bank Ltd. (The)	91,000	565,396
Hikari Tsushin Inc.	2,400	309,637
Hiroshima Bank Ltd. (The)	65,000	545,719
Hitachi Chemical Co. Ltd.	26,000	735,633
Hitachi High-Technologies Corp.	13,000	539,426
Hitachi Metals Ltd.	52,000	669,049
Idemitsu Kosan Co. Ltd.	16,900	490,060
Iida Group Holdings Co. Ltd.	39,000	743,413
Inpex Corp.	221,000	2,342,643
ITOCHU Corp.	351,000	6,109,989
Japan Airlines Co. Ltd.	26,000	885,506
JSR Corp.	39,000	750,964
JXTG Holdings Inc.	715,000	3,669,700
Kamigumi Co. Ltd.	19,900	473,726
Kaneka Corp.	36,000	295,274
Kansai Electric Power Co. Inc. (The)	169,000	2,301,571
Koito Manufacturing Co. Ltd.	26,000	1,725,249
Konami Holdings Corp.	26,000	1,258,470
Konica Minolta Inc.	104,000	904,268
Kuraray Co. Ltd.	78,000	1,525,953
Kyushu Financial Group Inc.	78,000	492,176
Lion Corp.	52,000	995,793
Marubeni Corp.	390,000	2,597,140
Maruichi Steel Tube Ltd.	13,000	394,702
Mebuki Financial Group Inc.	234,000	967,878
Medipal Holdings Corp.	39,000	720,074
Miraca Holdings Inc.	13,000	602,922
Mitsubishi Chemical Holdings Corp.	338,000	3,502,552
Mitsubishi Gas Chemical Co. Inc.	39,000	946,942
Mixi Inc.	13,000	631,523
NH Foods Ltd.	27,000	774,619
Nippon Electric Glass Co. Ltd.	26,000	1,053,683
Nippon Telegraph & Telephone Corp.	117,000	5,635,316
Nisshin Seifun Group Inc.	52,000	910,217
NOK Corp.	26,000	633,125
Obayashi Corp.	156,000	2,031,858
Oji Holdings Corp.	165,000	961,278
Oracle Corp. Japan	5,000	420,223
Osaka Gas Co. Ltd.	82,400	1,587,014

Security	Shares	Value
Otsuka Corp.	13,000	$880,929
Sekisui Chemical Co. Ltd.	91,000	1,822,723
Sompo Holdings Inc.	78,000	3,115,744
Stanley Electric Co. Ltd.	26,000	953,005
Start Today Co. Ltd.	52,000	1,414,063
Subaru Corp.	132,800	4,543,927
Sumitomo Dainippon Pharma Co. Ltd.	23,200	330,145
Sumitomo Heavy Industries Ltd.	26,000	1,084,573
Sumitomo Rubber Industries Ltd.	39,000	735,862
Sundrug Co. Ltd.	13,000	564,596
Suzuken Co. Ltd./Aichi Japan	13,000	466,206
Taiheiyo Cement Corp.	26,000	1,034,234
Taisei Corp.	52,000	2,869,313
Toppan Printing Co. Ltd.	130,000	1,313,386
Tosoh Corp.	65,000	1,394,614
Toyo Suisan Kaisha Ltd.	26,000	996,480
Toyoda Gosei Co. Ltd.	13,000	314,389
Yamada Denki Co. Ltd.	156,000	826,472
Yamaguchi Financial Group Inc.	26,000	313,016
Yokogawa Electric Corp.	52,000	978,404

		99,958,552
NETHERLANDS — 3.62%
Aegon NV	423,726	2,501,664
Koninklijke Ahold Delhaize NV	297,742	5,603,435
Koninklijke Vopak NV	16,510	714,999
NN Group NV	69,234	2,900,323
Randstad Holding NV	27,170	1,671,842

		13,392,263
SINGAPORE — 1.01%
City Developments Ltd.	91,000	864,313
SATS Ltd.	156,800	540,928
UOL Group Ltd.	117,000	776,336
Wilmar International Ltd.	377,000	938,072
Yangzijiang Shipbuilding Holdings Ltd.	520,000	601,145

		3,720,794
SPAIN — 2.66%
Distribuidora Internacional de Alimentacion SA	148,888	728,478
Endesa SA	72,540	1,660,532
International Consolidated Airlines Group SA	146,640	1,238,505
Mapfre SA	275,398	901,197
Repsol SA	283,039	5,303,647

		9,832,359
SWEDEN — 0.97%
Boliden AB	62,832	2,199,022
ICA Gruppen AB	19,500	719,272
L E Lundbergforetagen AB Class B	8,580	669,752

		3,588,046
SWITZERLAND — 9.89%
Adecco Group AG Registered	36,920	2,931,599

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

October 31, 2017

Security	Shares	Value
Baloise Holding AG Registered	11,310	$1,784,774
EMS-Chemie Holding AG Registered	1,840	1,207,223
Geberit AG Registered	8,374	3,793,839
Kuehne + Nagel International AG Registered	12,350	2,158,276
Pargesa Holding SA Bearer	8,060	675,575
Partners Group Holding AG	3,911	2,632,706
Schindler Holding AG Participation Certificates	9,360	2,123,090
Schindler Holding AG Registered	4,420	976,852
SGS SA Registered	1,300	3,213,483
Sika AG Bearer	520	3,852,528
Straumann Holding AG Registered	2,210	1,544,206
Swiss Life Holding AG Registered	7,280	2,532,809
Swiss Re AG	76,080	7,163,030

		36,589,990
UNITED KINGDOM — 17.38%
3i Group PLC	222,917	2,844,779
Admiral Group PLC	47,294	1,208,351
Anglo American PLC	308,472	5,816,826
Ashtead Group PLC	114,065	2,938,570
Babcock International Group PLC	66,965	722,081
BAE Systems PLC	733,757	5,783,023
Barratt Developments PLC	231,428	2,011,442
Berkeley Group Holdings PLC	30,386	1,509,535
Bunzl PLC	78,459	2,443,248
Coca-Cola HBC AG	42,403	1,433,066
Croda International PLC	30,035	1,668,788
Direct Line Insurance Group PLC	314,655	1,553,135
Ferguson PLC	58,154	4,065,930
GKN PLC	433,067	1,823,040
Hargreaves Lansdown PLC	59,563	1,251,310
IMI PLC	61,773	1,002,425
Intertek Group PLC	36,660	2,641,035
Investec PLC	85,059	582,279
ITV PLC	868,680	1,897,613
J Sainsbury PLC	406,027	1,307,521
Johnson Matthey PLC	44,774	2,010,264
Meggitt PLC	180,160	1,240,478
Mondi PLC	84,013	2,031,601
Old Mutual PLC	1,168,149	2,962,877
Persimmon PLC	70,624	2,627,861
Sage Group PLC (The)	247,620	2,451,406
Smiths Group PLC	90,220	1,882,179
Tate & Lyle PLC	114,215	980,559
Taylor Wimpey PLC	757,700	2,007,346
Wm Morrison Supermarkets PLC	534,566	1,591,545

		64,290,113

TOTAL COMMON STOCKS
(Cost: $322,328,762)		367,162,159

Security	Shares	Value
PREFERRED STOCKS — 0.24%

GERMANY — 0.24%
Fuchs Petrolub SE, Preference Shares	15,990	$897,755

		897,755

TOTAL PREFERRED STOCKS
(Cost: $751,631)		897,755

SHORT-TERM INVESTMENTS — 0.75%

MONEY MARKET FUNDS — 0.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[d,e,f]	2,023,387	2,023,792
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[d,e]	747,618	747,618

		2,771,410

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,771,432)		2,771,410

TOTAL INVESTMENTS IN SECURITIES — 100.26%
(Cost: $325,851,825)		370,831,324
Other Assets, Less Liabilities — (0.26)%		(949,987)

NET ASSETS — 100.00%		$369,881,337

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	272,171	1,751,216[a]	—	2,023,387	$2,023,792	$(41)	$(45)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	940	746,678[a]	—	747,618	747,618	—	—	338

					$2,771,410	$(41)	$(45)	$338

[a]	Net of shares purchased and sold.

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$367,162,159	$—	$—	$367,162,159
Preferred stocks	897,755	—	—	897,755
Money market funds	2,771,410	—	—	2,771,410

Total	$370,831,324	$—	$—	$370,831,324

204

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.76%

AUSTRALIA — 6.67%
Australian Pharmaceutical Industries Ltd.	14,595	$16,842
Beach Energy Ltd.	68,884	51,496
Bellamy’s Australia Ltd.[a]	3,346	30,889
Cabcharge Australia Ltd.	5,642	7,181
Cedar Woods Properties Ltd.	2,878	12,644
Centuria Industrial REIT	6,832	13,463
Charter Hall Group	17,935	79,760
Corporate Travel Management Ltd.	2,513	46,321
Costa Group Holdings Ltd.	9,695	46,163
Credit Corp. Group Ltd.	1,694	26,055
Energy World Corp. Ltd.[a]	30,170	6,940
Folkestone Education Trust	8,358	17,944
Galaxy Resources Ltd.[a,b]	14,431	38,174
Gateway Lifestyle	12,488	18,863
GDI Property Group	20,258	18,562
Genworth Mortgage Insurance Australia Ltd.	9,689	21,099
Hansen Technologies Ltd.	5,999	15,593
IDP Education Ltd.	5,376	23,084
Inghams Group Ltd.[b]	7,469	20,330
IPH Ltd.	4,004	17,960
McMillan Shakespeare Ltd.	2,709	32,715
Mineral Resources Ltd.	5,712	76,206
Monadelphous Group Ltd.	3,353	43,628
Myer Holdings Ltd.	32,165	18,867
Nanosonics Ltd.[a]	9,135	21,013
Northern Star Resources Ltd.	22,985	91,996
OFX Group Ltd.[b]	10,087	10,789
OZ Minerals Ltd.	11,242	69,389
Primary Health Care Ltd.	16,485	43,228
Quintis Ltd.[a,b,c]	9,815	677
Regis Resources Ltd.	18,341	54,705
Resolute Mining Ltd.	28,427	22,450
Sandfire Resources NL	6,062	26,680
Saracen Mineral Holdings Ltd.[a]	30,065	33,541
SG Fleet Group Ltd.	4,655	14,598
Shopping Centres Australasia Property Group	28,189	50,793
Sigma Healthcare Ltd.	41,944	24,281
Sirtex Medical Ltd.	2,219	23,241
SmartGroup Corp. Ltd.	3,353	25,015
Southern Cross Media Group Ltd.	28,126	24,154
St. Barbara Ltd.	20,587	45,777
Tassal Group Ltd.	6,287	20,295
Technology One Ltd.	9,646	37,276
Virtus Health Ltd.	3,171	13,324
Vita Group Ltd.	4,704	4,653
Webjet Ltd.[b]	4,042	35,641
Westgold Resources Ltd.[a]	7,617	10,951
Whitehaven Coal Ltd.[a]	20,384	58,298

		1,463,544
AUSTRIA — 0.20%
Kapsch TrafficCom AG	238	13,827

Security	Shares	Value
S IMMO AG	1,722	$30,341

		44,168
BELGIUM — 2.03%
Aedifica SA	631	60,130
AGFA-Gevaert NVa	6,986	32,854
Barco NV	399	40,862
Elia System Operator SA/NV	1,155	67,007
EVS Broadcast Equipment SA	616	23,179
Gimv NV	735	44,327
Intervest Offices & Warehouses NV	567	14,459
Ion Beam Applications	833	25,522
Melexis NV	833	83,464
Orange Belgium SA	1,218	28,215
Sioen Industries NV	336	10,228
Van de Velde NV	259	14,330

		444,577
CANADA — 5.37%
Altus Group Ltd./Canada	1,449	39,600
Bird Construction Inc.	1,946	14,764
Canfor Pulp Products Inc.	1,386	15,149
Canopy Growth Corp.[a,b]	5,677	71,254
Celestica Inc.[a]	4,795	48,169
China Gold International Resources Corp. Ltd.[a]	10,227	15,867
CRH Medical Corp.[a]	3,178	7,470
Enerflex Ltd.	3,360	45,744
Equitable Group Inc.	476	22,155
Evertz Technologies Ltd.	1,435	20,995
Exco Technologies Ltd.	1,239	10,063
FirstService Corp.	1,295	90,221
Gluskin Sheff + Associates Inc.	1,253	15,688
Granite REIT	798	30,853
High Liner Foods Inc.	826	9,105
Home Capital Group Inc.	2,415	26,153
Intertape Polymer Group Inc.	2,310	34,119
Kinaxis Inc.[a]	686	34,233
Kirkland Lake Gold Ltd.	6,752	79,247
Knight Therapeutics Inc.[a]	4,894	31,814
Labrador Iron Ore Royalty Corp.	2,163	35,035
Lucara Diamond Corp.	11,592	20,233
Magellan Aerospace Corp.	637	9,547
Martinrea International Inc.	3,318	32,560
Medical Facilities Corp.	1,274	13,905
MTY Food Group Inc.	721	28,485
New Flyer Industries Inc.	2,065	87,688
OceanaGold Corp.	23,863	64,049
Pure Industrial Real Estate Trust	4,046	20,903
Rogers Sugar Inc.	3,437	16,930
Silvercorp Metals Inc.	6,692	16,352
Sleep Country Canada Holdings Inc.[d]	1,190	35,328
Spin Master Corp.[a,d]	868	32,159
TransAlta Renewables Inc.	3,717	40,108
Valener Inc.	1,715	29,468

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Western Forest Products Inc.	15,939	$32,395

		1,177,808
DENMARK — 1.33%
Alm Brand A/S	2,821	29,148
Dfds A/S	1,274	73,896
IC Group A/S	427	10,495
NNIT A/Sd	533	15,187
Per Aarsleff Holding A/S	812	22,501
Schouw & Co. AB	439	45,669
SimCorp A/S	1,554	94,929

		291,825
FINLAND — 0.81%
Atria OYJ	581	8,102
F-Secure OYJ	3,549	18,192
Lehto Group OYJ	798	11,611
Outokumpu OYJ	11,788	111,507
Ponsse OYJ	483	15,158
Tokmanni Group Corp.	1,589	13,124

		177,694
FRANCE — 3.79%
ABC Arbitrage	1,841	13,276
Albioma SA	1,176	28,030
Altamir Amboise SCA	1,190	21,460
Alten SA	1,071	93,762
Assystem	378	14,624
Axway Software SA	378	10,392
Boiron SA	266	24,015
Bonduelle SCA	595	28,093
Chargeurs SA	658	18,566
Cie. des Alpes	413	13,101
Devoteam SA	210	19,630
Direct Energie	339	15,607
Euronext NVd	2,163	128,534
Gaztransport Et Technigaz SA	819	40,091
Groupe Crit	112	10,568
Guerbet[b]	217	19,541
IPSOS	1,302	48,127
Le Noble Age	203	14,232
Mersen SA	553	24,255
MGI Coutier	357	14,506
Neopost SA	1,323	48,765
Nexity SA	1,526	93,774
Oeneo SA	1,190	13,114
Synergie SA	308	16,684
Trigano SA	364	58,730

		831,477
GERMANY — 4.98%
ADVA Optical Networking SEa,b	1,855	11,518
Amadeus Fire AG	231	21,238
Bechtle AG	1,218	97,096
bet-at-home.com AG	112	15,611

Security	Shares	Value
Borussia Dortmund GmbH & Co. KGaA	2,415	$20,048
CANCOM SE	630	46,472
Cewe Stiftung & Co. KGAA	217	21,171
Deutsche Beteiligungs AG	525	26,672
DEUTZ AG	3,570	30,277
GFT Technologies SEb	693	10,402
Grammer AG	350	20,303
Hypoport AGa	133	19,251
Isra Vision AG	133	25,704
Jenoptik AG	2,016	67,884
Koenig & Bauer AG	532	41,369
Nemetschek SE	623	55,615
PATRIZIA Immobilien AGa	1,832	38,650
Pfeiffer Vacuum Technology AG	273	43,841
S&T AG	1,442	27,869
Siltronic AGa	833	123,435
STRATEC Biomedical AG	189	13,739
Uniper SE	7,834	220,124
VERBIO Vereinigte BioEnergie AG	882	8,296
Wacker Neuson SE	812	26,463
Wuestenrot & Wuerttembergische AG	868	23,328
XING SE	119	35,364

		1,091,740
HONG KONG — 1.51%
Emperor Entertainment Hotel Ltd.	35,000	8,479
Lai Sun Development Co. Ltd.	8,400	15,181
Liu Chong Hing Investment Ltd.	14,000	24,046
Man Wah Holdings Ltd.	58,800	53,058
NewOcean Energy Holdings Ltd.[a]	42,000	10,713
Prosperity REIT	49,000	20,914
Shun Tak Holdings Ltd.	70,000	30,147
SITC International Holdings Co. Ltd.	42,000	40,483
SUNeVision Holdings Ltd.	28,000	19,308
Sunlight REIT	42,000	28,478
VSTECS Holdings Ltd.	28,000	13,028
Xinyi Glass Holdings Ltd.	70,000	67,741

		331,576
IRELAND — 0.10%
Irish Residential Properties REIT PLC	12,201	20,965

		20,965
ISRAEL — 1.62%
Delek Automotive Systems Ltd.	1,372	10,304
El Al Israel Airlines	10,528	5,760
Ituran Location and Control Ltd.	770	27,335
Matrix IT Ltd.	1,456	16,005
Orbotech Ltd.[a]	1,765	78,931
Phoenix Holdings Ltd. (The)[a]	2,422	11,998
REIT 1 Ltd.	6,359	25,541
Sapiens International Corp. NVa	1,092	15,069
SodaStream International Ltd.[a]	742	47,243

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Tower Semiconductor Ltd.[a]	3,511	$116,385

		354,571
ITALY — 1.68%
Ascopiave SpA	2,856	11,998
Astaldi SpA	1,722	11,936
Biesse SpA	574	25,597
Datalogic SpA	889	35,326
DiaSorin SpA	882	80,247
El.En. SpA	385	10,899
Esprinet SpA	1,365	6,545
Iren SpA	20,896	57,498
La Doria SpA	743	14,091
Reply SpA	756	40,195
Saras SpA	18,221	48,651
Technogym SpA[d]	2,555	24,838

		367,821
JAPAN — 33.76%
Aichi Steel Corp.	700	28,245
Akita Bank Ltd. (The)	700	22,300
Amano Corp.	2,800	68,552
Arcland Sakamoto Co. Ltd.	1,400	22,732
AS ONE Corp.	700	38,256
Asahi Holdings Inc.	1,400	30,284
Bank of Iwate Ltd. (The)	700	28,676
Bank of Nagoya Ltd. (The)	700	27,783
Bank of Saga Ltd. (The)	700	17,391
Bank of the Ryukyus Ltd.	2,100	31,750
Belc Co. Ltd.	700	38,995
Belluna Co. Ltd.	2,100	23,730
Benefit One Inc.	1,400	26,785
BML Inc.	1,400	30,826
Bunka Shutter Co. Ltd.	2,800	23,779
Cawachi Ltd.	700	17,138
Chori Co. Ltd.	700	12,733
Ci:z Holdings Co. Ltd.	1,400	51,377
CKD Corp.	2,800	54,753
Cocokara fine Inc.	700	38,872
CONEXIO Corp.	700	12,857
Corona Corp.	1,400	16,695
Create SD Holdings Co. Ltd.	1,400	35,040
D.A. Consortium Holdings Inc.	700	11,563
Daihen Corp.	7,000	62,836
Daikyonishikawa Corp.	1,400	23,643
Daishi Bank Ltd. (The)	700	34,067
Daiwa Industries Ltd.	1,400	15,660
Daiwabo Holdings Co. Ltd.	700	27,691
DCM Holdings Co. Ltd.	4,200	38,441
Denyo Co. Ltd.	700	11,711
Doshisha Co. Ltd.	1,400	30,654
DTS Corp.	1,400	41,829
Eighteenth Bank Ltd. (The)	7,000	18,727
Eiken Chemical Co. Ltd.	700	27,444
Eizo Corp.	700	28,923
Elecom Co. Ltd.	700	13,996
en-japan Inc.	1,400	53,718

Security	Shares	Value
EPS Holdings Inc.	1,400	$27,438
eRex Co. Ltd.	1,400	13,799
Exedy Corp.	1,400	41,644
F@N Communications Inc.	2,100	21,641
FCC Co. Ltd.	1,400	33,537
Foster Electric Co. Ltd.	1,400	32,613
Fuji Oil Holdings Inc.	2,800	75,156
Fujibo Holdings Inc.	700	22,023
Fujicco Co. Ltd.	1,400	31,566
Fujimi Inc.	700	17,261
Fujimori Kogyo Co. Ltd.	700	24,087
Fukushima Industries Corp.	700	26,982
Funai Soken Holdings Inc.	1,400	51,192
Fuso Chemical Co. Ltd.	700	22,300
G-Tekt Corp.	700	14,859
Gecoss Corp.	1,400	15,770
Geo Holdings Corp.	1,400	22,732
Godo Steel Ltd.	700	14,039
Haseko Corp.	10,500	151,545
Hazama Ando Corp.	7,000	56,798
Heiwado Co. Ltd.	1,400	30,432
Hibiya Engineering Ltd.	700	15,124
Hisaka Works Ltd.	1,400	12,974
Hogy Medical Co. Ltd.	700	47,866
Hokuetsu Bank Ltd. (The)	700	16,873
Idec Corp./Japan	1,400	29,446
Inaba Denki Sangyo Co. Ltd.	700	30,586
Inabata & Co. Ltd.	2,100	30,253
Ines Corp.	2,100	19,553
Ishihara Sangyo Kaisha Ltd.[a]	1,400	20,921
Istyle Inc.	1,400	9,586
ITOCHU Enex Co. Ltd.	2,800	28,412
Japan Lifeline Co. Ltd.	700	33,512
Japan Material Co. Ltd.[b]	700	20,206
Justsystems Corp.	2,100	44,890
K&O Energy Group Inc.	700	11,612
Kaga Electronics Co. Ltd.	700	20,822
Kamei Corp.	1,400	23,545
Kanematsu Corp.	2,800	36,617
Kanematsu Electronics Ltd.	700	21,715
Kasai Kogyo Co. Ltd.	1,400	20,884
Kato Sangyo Co. Ltd.	1,400	43,492
Keiyo Bank Ltd. (The)	7,000	34,005
KH Neochem Co. Ltd.	700	17,458
Kitz Corp.	4,200	35,779
Koa Corp.	1,400	29,077
Kohnan Shoji Co. Ltd.	1,400	29,816
Konishi Co. Ltd.	1,400	24,235
Konoike Transport Co. Ltd.	1,400	21,500
Kotobuki Spirits Co. Ltd.	700	28,769
Kurabo Industries Ltd.	7,000	20,268
Kureha Corp.	700	40,966
KYB Corp.	700	45,155
Kyokuto Kaihatsu Kogyo Co. Ltd.	1,400	24,937
KYORIN Holdings Inc.	2,100	42,950
Kyudenko Corp.	1,400	61,727
Lasertec Corp.	1,400	30,469

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Leopalace21 Corp.	11,200	$83,189
Maeda Road Construction Co. Ltd.	2,000	42,894
Makino Milling Machine Co. Ltd.	7,000	65,423
Marudai Food Co. Ltd.	7,000	32,711
MCJ Co. Ltd.	2,100	22,048
Melco Holdings Inc.	700	21,869
Menicon Co. Ltd.	100	4,506
Mimasu Semiconductor Industry Co. Ltd.	700	12,395
Mirait Holdings Corp.	2,800	36,321
Miroku Jyoho Service Co. Ltd.	700	16,288
Mitsubishi Steel Manufacturing Co. Ltd.	700	17,311
Mitsui Fudosan Logistics Park Inc.	14	40,905
Mitsui High-Tec Inc.	1,400	29,286
Miyazaki Bank Ltd. (The)	700	25,011
Modec Inc.	700	16,066
Morita Holdings Corp.	1,400	24,013
Nagaileben Co. Ltd.	1,400	34,769
Neturen Co. Ltd.	1,400	14,193
Nichias Corp.	7,000	90,865
Nichiha Corp.	1,400	56,182
Nikkiso Co. Ltd.	2,800	26,120
Nippon Ceramic Co. Ltd.	700	19,898
Nippon Chemi-Con Corp.	700	24,118
Nippon Denko Co. Ltd.	4,200	17,631
Nippon Flour Mills Co. Ltd.	2,100	32,102
Nippon Light Metal Holdings Co. Ltd.	25,200	73,628
Nippon Signal Co. Ltd.	2,100	23,064
Nippon Soda Co. Ltd.	7,000	43,554
Nippon Steel & Sumikin Bussan Corp.	700	38,502
Nishimatsu Construction Co. Ltd.	2,100	63,205
Nishimatsuya Chain Co. Ltd.	2,100	23,064
Nisshin OilliO Group Ltd. (The)	1,400	45,895
Nissin Electric Co. Ltd.	2,100	25,596
Nitta Corp.	700	28,738
Nitto Boseki Co. Ltd.	1,400	46,880
Nitto Kohki Co. Ltd.	700	17,280
Nojima Corp.	1,400	32,527
Noritake Co. Ltd./Nagoya Japan	700	33,635
Oita Bank Ltd. (The)	700	28,122
Okinawa Electric Power Co. Inc. (The)	2,250	51,186
Open House Co. Ltd.	1,400	53,718
Osaka Soda Co. Ltd.	1,400	36,642
Pacific Industrial Co. Ltd.	2,100	27,130
Pack Corp. (The)	700	24,241
PALTAC Corp.	1,400	55,382
Paramount Bed Holdings Co. Ltd.	700	30,709
PC Depot Corp.	1,400	10,633
Piolax Inc.	1,400	38,502
Press Kogyo Co. Ltd.	6,300	35,040
Pressance Corp.	1,400	18,777
Prestige International Inc.	2,800	30,136
Prima Meat Packers Ltd.	7,000	45,648
Proto Corp.	1,400	20,132
Raito Kogyo Co. Ltd.	2,100	21,401
Relo Group Inc.	4,200	103,716
Ryobi Ltd.	1,400	35,816
Ryosan Co. Ltd.	1,400	56,490
Ryoyo Electro Corp.	1,400	26,108
S Foods Inc.	700	26,551
Sakai Chemical Industry Co. Ltd.	1,400	34,868

Security	Shares	Value
Sakai Moving Service Co. Ltd.	700	$40,473
Sakata INX Corp.	2,100	40,326
San-Ai Oil Co. Ltd.	2,800	33,167
Sanyo Chemical Industries Ltd.	700	36,654
Sanyo Special Steel Co. Ltd.	1,400	35,742
Seiren Co. Ltd.	2,100	36,315
Sekisui Jushi Corp.	1,400	31,122
Septeni Holdings Co. Ltd.[b]	4,200	11,791
Shibuya Corp.	700	26,705
Shikoku Bank Ltd. (The)	1,400	21,734
Shima Seiki Manufacturing Ltd.	700	39,118
Shin-Etsu Polymer Co. Ltd.	2,800	29,816
Shinko Plantech Co. Ltd.	2,100	18,038
Shizuoka Gas Co. Ltd.	2,800	21,709
Showa Sangyo Co. Ltd.	1,400	36,432
SIIX Corp.	700	29,724
Sintokogio Ltd.	2,100	24,321
Sodick Co. Ltd.	2,100	28,812
Stella Chemifa Corp.	700	26,859
Sumitomo Bakelite Co. Ltd.	7,000	56,614
Sumitomo Densetsu Co. Ltd.	700	14,126
Sumitomo Mitsui Construction Co. Ltd.	6,440	39,446
Sumitomo Seika Chemicals Co. Ltd.	700	37,085
Sun Frontier Fudousan Co. Ltd.	1,400	16,768
Systena Corp.	700	21,530
T-Gaia Corp.	1,400	28,375
Tachi-S Co. Ltd.	1,400	26,058
Taiho Kogyo Co. Ltd.	700	10,411
Takasago International Corp.	700	24,210
Takeuchi Manufacturing Co. Ltd.	1,400	29,249
Takuma Co. Ltd.	2,800	34,301
Tanseisha Co. Ltd.	1,400	16,571
Tatsuta Electric Wire and Cable Co. Ltd.	4,900	35,748
TechnoPro Holdings Inc.	1,400	64,068
Teikoku Sen-I Co. Ltd.	700	14,797
TKC Corp.	700	21,931
Tocalo Co. Ltd.	700	28,153
Tochigi Bank Ltd. (The)	4,900	22,122
Toho Bank Ltd. (The)	8,400	32,231
Toho Holdings Co. Ltd.	2,100	41,065
Toho Zinc Co. Ltd.	700	33,820
Tokai Carbon Co. Ltd.	7,700	76,167
Tokai Corp./Gifu	700	31,356
Tokyo Seimitsu Co. Ltd.	1,400	55,074
Tokyo TY Financial Group Inc.	1,400	37,455
Tokyu Construction Co. Ltd.	3,500	30,709
TOMONY Holdings Inc.	6,300	30,106
Topre Corp.	1,400	41,028
Topy Industries Ltd.	700	23,748
Totetsu Kogyo Co. Ltd.[b]	700	23,348
Towa Bank Ltd. (The)	2,100	22,159
Towa Pharmaceutical Co. Ltd.	700	36,100
Toyo Construction Co. Ltd.	3,500	17,649
Toyo Corp./Chuo-ku	1,400	13,023
Toyo Kanetsu KK	700	26,459
Toyo Kohan Co. Ltd.	3,500	14,877
TPR Co. Ltd.	700	24,549

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Tsukuba Bank Ltd.	5,600	$20,551
Tsukui Corp.	2,800	20,058
Tsurumi Manufacturing Co. Ltd.	700	11,803
UKC Holdings Corp.	700	11,988
Ulvac Inc.	1,400	98,442
Unipres Corp.	1,400	37,332
Unitika Ltd.[a]	2,100	18,426
Vector Inc.	1,400	18,370
Vital KSK Holdings Inc.	2,100	16,984
Wakita & Co. Ltd.	2,100	25,744
Warabeya Nichiyo Holdings Co. Ltd.	700	17,243
Yahagi Construction Co. Ltd.	1,400	12,592
Yakuodo Co. Ltd.	700	19,559
YAMABIKO Corp.	2,100	28,387
Yamanashi Chuo Bank Ltd. (The)	7,000	30,987
Yamato Kogyo Co. Ltd.	1,400	37,208
Yamazen Corp.	2,100	23,878
Yellow Hat Ltd.	700	21,438
Yodogawa Steel Works Ltd.	700	20,391
Yondoshi Holdings Inc.	700	19,220
Yonex Co. Ltd.[b]	2,100	15,302
Yorozu Corp.	700	14,175
Yuasa Trading Co. Ltd.	700	25,658
Zeon Corp.	7,000	92,590

		7,406,166
NETHERLANDS — 1.66%
Accell Group	931	28,437
AMG Advanced Metallurgical Group NV	1,001	47,945
ASR Nederland NV	3,801	155,865
BE Semiconductor Industries NV	1,372	107,806
Kendrion NV	567	24,816

		364,869
NEW ZEALAND — 0.21%
Metlifecare Ltd.	5,187	20,538
Summerset Group Holdings Ltd.	7,903	26,366

		46,904
NORWAY — 2.74%
Atea ASA	3,451	43,444
Austevoll Seafood ASA	3,528	35,250
Bakkafrost P/F	1,540	68,682
Borregaard ASA	4,158	40,020
Grieg Seafood ASA	2,100	19,904
Kongsberg Automotive ASA[a]	16,590	19,486
Leroy Seafood Group ASA	11,130	66,737
Ocean Yield ASA[b]	1,960	17,428
Salmar ASA	2,072	61,715
Sparebank 1 Nord Norge	3,983	31,399
Stolt-Nielsen Ltd.[b]	994	13,971
Subsea 7 SA	9,962	167,172
Wallenius Wilhelmsen Logistics[a]	2,562	14,686

		599,894

Security	Shares	Value
PORTUGAL — 0.09%
Corticeira Amorim SGPS SA	1,470	$20,498

		20,498
SINGAPORE — 0.60%
Accordia Golf Trust	31,500	17,341
China Aviation Oil Singapore Corp. Ltd.[b]	10,500	13,642
Manulife US Real Estate Investment Trust	31,600	28,598
QAF Ltd.	11,200	10,153
RHT Health Trust	23,800	14,674
Riverstone Holdings Ltd./Singapore	15,400	11,925
Yanlord Land Group Ltd.	27,300	35,868

		132,201
SPAIN — 0.69%
Cia. de Distribucion Integral Logista Holdings SA	1,632	38,243
Faes Farma SA	10,367	35,144
Miquel y Costas & Miquel SA	694	25,144
Papeles y Cartones de Europa SA	1,603	16,657
Tecnicas Reunidas SA	1,141	36,726

		151,914
SWEDEN — 2.81%
Alimak Group ABd	1,253	22,450
Attendo ABd	4,116	48,403
Bergman & Beving AB Class B	1,099	12,504
BioGaia AB Class B	644	23,424
Bufab AB	1,288	15,385
Byggmax Group AB	2,352	16,014
Catena Media PLC[a]	1,344	12,482
Cherry ABa	2,604	16,796
Duni AB	1,557	23,201
Evolution Gaming Group ABd	798	57,240
Granges AB	2,647	27,429
Investment AB Oresund	1,204	19,056
JM AB	2,681	70,741
KappAhl AB	2,366	17,239
LeoVegas ABd	2,905	28,194
New Wave Group AB Class B	2,156	14,293
Nolato AB Class B	812	45,004
Oriflame Holding AG	1,617	58,273
Probi ABb	308	12,803
RaySearch Laboratories ABa	896	19,853
Tethys Oil AB	1,617	11,927
Vitrolife AB	540	43,152

		615,863
SWITZERLAND — 5.40%
ALSO Holding AG	196	26,545
APG SGA SA	56	22,711
Autoneum Holding AG	98	26,496

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Bachem Holding AG Class B Registered	189	$23,891
Bell Food Group AG	56	24,199
BKW AG	483	28,249
Bobst Group SA Registered	315	33,687
Bossard Holding AG	231	54,622
Burkhalter Holding AG	168	20,140
Comet Holding AG Registered	287	45,146
Feintool International Holding AG	98	11,650
Forbo Holding AG Registered	42	63,539
Gurit Holding AG Bearer	21	24,164
Huber & Suhner AG Registered	518	28,062
Inficon Holding AG Registered	70	43,504
Intershop Holdings AG	42	20,646
Kardex AG Bearer	259	30,868
Komax Holding AG Registered	133	38,093
Logitech International SA Registered	5,992	214,241
Mobilezone Holding AG	949	11,853
Orior AG	252	19,719
Rieter Holding AG Registered	126	29,490
Schweiter Technologies AG Bearer	35	42,978
Siegfried Holding AG Registered	133	41,629
Tecan Group AG Registered	413	87,423
u-blox Holding AG	266	52,250
VAT Group AGd	693	90,310
Walter Meier AG	224	9,236
Ypsomed Holding AGb	112	19,517

		1,184,858
UNITED KINGDOM — 20.71%
888 Holdings PLC	7,625	25,385
Abcam PLC	7,309	96,575
Advanced Medical Solutions Group PLC	8,253	37,975
Beazley PLC	20,265	136,035
Bellway PLC	4,786	231,978
BGEO Group PLC	1,540	72,804
boohoo.com PLC[a]	26,313	70,059
Bovis Homes Group PLC	5,250	81,988
Brewin Dolphin Holdings PLC	11,389	53,418
Burford Capital Ltd.	7,371	121,375
Centamin PLC	42,595	78,794
Chemring Group PLC	11,739	26,891
Chesnara PLC	6,055	30,957
Cineworld Group PLC	7,413	65,414
Clinigen Healthcare Ltd.[a]	3,780	59,081
CMC Markets PLC[d]	5,201	11,016
Conviviality PLC	6,643	37,514
Costain Group PLC	4,284	24,576
Crest Nicholson Holdings PLC	9,982	75,093
CVS Group PLC	2,325	43,842
Dart Group PLC	3,794	30,229
Debenhams PLC	44,898	26,085
Dechra Pharmaceuticals PLC	3,612	98,617
Dialight PLC[a]	1,015	8,653
Diploma PLC	4,578	65,596
EI Group PLC[a]	19,929	35,595
Electrocomponents PLC	17,220	158,813
EMIS Group PLC	2,149	27,453
EnQuest PLC ADR[a]	43,904	15,013
Entertainment One Ltd.	13,692	51,383

Security	Shares	Value
esure Group PLC	11,935	$42,555
Faroe Petroleum PLC[a]	12,278	16,549
Fenner PLC	7,238	33,136
Ferrexpo PLC	10,955	36,980
Forterra PLC[d]	3,990	15,896
Foxtons Group PLC	10,703	11,264
Galliford Try PLC	3,241	52,507
Gocompare.Com Group PLC	13,111	17,715
Greggs PLC	4,110	69,533
GVC Holdings PLC	10,962	136,472
Halfords Group PLC	6,525	28,637
Hastings Group Holdings PLC[d]	5,194	21,734
Hill & Smith Holdings PLC	2,765	48,541
Hostelworld Group PLC[d]	4,018	18,235
Hurricane Energy PLC[a]	30,051	11,473
Ibstock PLC[d]	11,774	38,791
Indivior PLC[a]	4,403	21,727
Interserve PLC[b]	5,817	5,639
iomart Group PLC	4,060	19,126
IQE PLC[a]	24,465	47,270
ITE Group PLC	11,284	26,635
J Sainsbury PLC	1	3
JD Sports Fashion PLC	16,765	79,613
John Laing Group PLC[d]	14,420	54,690
John Menzies PLC	3,178	29,542
Kainos Group PLC	3,150	11,890
Kcom Group PLC	22,722	32,437
Keller Group PLC	2,842	35,344
Keywords Studios PLC	1,785	37,879
Lancashire Holdings Ltd.	7,211	71,963
Lookers PLC	12,537	17,481
Luceco PLC[d]	3,766	12,503
Majestic Wine PLC[b]	2,737	13,466
Melrose Industries PLC	4,144	12,101
Mitie Group PLC	14,238	44,810
Moneysupermarket.com Group PLC	21,386	92,270
NewRiver REIT PLC	8,793	39,105
Northgate PLC	5,243	31,192
On the Beach Group PLC[d]	3,844	21,057
OneSavings Bank PLC	5,810	31,325
Pan African Resources PLC	76,832	14,029
Pantheon Resources PLC[a,b]	7,486	5,244
Pendragon PLC	56,665	19,000
Petra Diamonds Ltd.[a]	20,671	21,137
Plus500 Ltd.	3,164	43,067
Polypipe Group PLC	7,777	42,601
Premier Foods PLC[a]	28,742	14,981
QinetiQ Group PLC	22,141	71,771
Redrow PLC	8,631	74,615
Restore PLC	4,361	31,215
RPS Group PLC	9,191	35,914
Safestore Holdings PLC	8,106	47,923
Savills PLC	5,341	66,174
Scapa Group PLC	5,621	35,904
Schroder REIT Ltd.	23,121	18,345
Softcat PLC	4,592	32,716
Staffline Group PLC	833	12,909

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Standard Life Investment Property Income Trust Ltd.	15,757	$19,198
Stobart Group Ltd.	12,544	47,125
Stock Spirits Group PLC	7,826	26,189
SuperGroup PLC	1,918	47,222
Synthomer PLC	10,276	66,838
Telecom Plus PLC	2,485	40,259
Telford Homes PLC	3,255	17,765
Telit Communications PLC[b]	4,256	9,707
TP ICAP PLC	19,411	140,355
Vedanta Resources PLC	2,863	33,761
Vesuvius PLC	1,547	12,080
Victoria PLC[a]	2,373	24,753
Watkin Jones PLC	7,733	24,107
WH Smith PLC	4,305	117,023
ZPG PLC[d]	9,233	42,913

		4,544,133

TOTAL COMMON STOCKS
(Cost: $18,428,031)		21,665,066

PREFERRED STOCKS — 0.83%

GERMANY — 0.83%
Draegerwerk AG & Co. KGaA, Preference Shares	336	38,614
Sartorius AG, Preference Shares	1,379	128,533
STO SE & Co. KGaA, Preference Shares	105	15,902

		183,049

TOTAL PREFERRED STOCKS
(Cost: $160,796)		183,049

RIGHTS — 0.00%

SPAIN — 0.00%
Papeles y Cartones de Europa SA (Expires 11/16/17)[a]	1,603	657

		657

TOTAL RIGHTS
(Cost: $401)		657

WARRANTS — 0.00%

AUSTRALIA — 0.00%
Westgold Resources Ltd. (Expires 06/30/19)[a]	1,386	345

		345

TOTAL WARRANTS
(Cost: $0)		345

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.83%

MONEY MARKET FUNDS — 1.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%e,f,g	389,710	$389,788
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%e,f	10,636	10,636

		400,424

TOTAL SHORT-TERM INVESTMENTS
(Cost: $400,417)		400,424

TOTAL INVESTMENTS IN SECURITIES — 101.42%
(Cost: $18,989,645)		22,249,541
Other Assets, Less Liabilities — (1.42)%		(312,211)

NET ASSETS — 100.00%		$21,937,330

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	383,314	6,396	[a]	—	389,710	$389,788	$(24)	$(13)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,155	5,480	[a]	—	10,636	10,636	—	—	23

						$400,424	$(24)	$(13)	$23

[a]	Net of shares purchased and sold.

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$21,664,389	$—	$677	$21,665,066
Preferred stocks	183,049	—	—	183,049
Rights	657	—	—	657
Warrants	345	—	—	345
Money market funds	400,424	—	—	400,424

Total	$22,248,864	$—	$677	$22,249,541

212

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 3.78%
Huntington Ingalls Industries Inc.	13,725	$3,195,592
L3 Technologies Inc.	23,205	4,343,512
Northrop Grumman Corp.	49,439	14,610,708
Textron Inc.	80,586	4,250,105

		26,399,917
AIRLINES — 0.56%
Southwest Airlines Co.	46,316	2,494,580
United Continental Holdings Inc.[a]	23,859	1,395,274

		3,889,854
AUTO COMPONENTS — 1.32%
Autoliv Inc.	26,325	3,286,939
Goodyear Tire & Rubber Co. (The)	75,802	2,318,783
Lear Corp.	20,720	3,638,225

		9,243,947
AUTOMOBILES — 2.45%
General Motors Co.	397,880	17,100,882

		17,100,882
BANKS — 1.99%
Citizens Financial Group Inc.	151,854	5,771,971
East West Bancorp. Inc.	43,010	2,573,718
Regions Financial Corp.	359,510	5,565,215

		13,910,904
BEVERAGES — 0.67%
Dr Pepper Snapple Group Inc.	54,626	4,679,263

		4,679,263
BIOTECHNOLOGY — 0.23%
United Therapeutics Corp.[a]	13,593	1,611,994

		1,611,994
BUILDING PRODUCTS — 0.38%
AO Smith Corp.	44,287	2,621,790

		2,621,790
CAPITAL MARKETS — 0.70%
Eaton Vance Corp. NVS	33,563	1,693,925
Raymond James Financial Inc.	37,780	3,202,988

		4,896,913

Security	Shares	Value
CHEMICALS — 2.71%
Celanese Corp. Series A	42,054	$4,386,653
Eastman Chemical Co.	43,690	3,967,489
LyondellBasell Industries NV Class A	102,006	10,560,681

		18,914,823
COMMERCIAL SERVICES & SUPPLIES — 0.85%
Republic Services Inc.	70,822	4,608,388
Rollins Inc.	29,762	1,306,849

		5,915,237
COMMUNICATIONS EQUIPMENT — 1.08%
F5 Networks Inc.[a]	19,520	2,367,191
Harris Corp.	37,126	5,172,394

		7,539,585
CONSTRUCTION & ENGINEERING — 0.30%
Jacobs Engineering Group Inc.	36,551	2,127,634

		2,127,634
CONSUMER FINANCE — 1.89%
Capital One Financial Corp.	143,278	13,207,366

		13,207,366
CONTAINERS & PACKAGING — 1.53%
Avery Dennison Corp.	26,899	2,855,867
Packaging Corp. of America	28,109	3,268,234
WestRock Co.	74,704	4,581,596

		10,705,697
DIVERSIFIED FINANCIAL SERVICES — 0.68%
Leucadia National Corp.	96,600	2,443,980
Voya Financial Inc.	57,127	2,294,220

		4,738,200
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.94%
AT&T Inc.	518,528	17,448,467
CenturyLink Inc.	163,059	3,096,491

		20,544,958
ELECTRIC UTILITIES — 4.12%
Edison International	93,577	7,481,481
Eversource Energy	80,428	5,038,010
Exelon Corp.	276,263	11,108,535
OGE Energy Corp.	60,228	2,218,800
Pinnacle West Capital Corp.	33,495	2,937,846

		28,784,672

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

October 31, 2017

Security	Shares	Value
ELECTRICAL EQUIPMENT — 1.09%
Rockwell Automation Inc.	37,912	$7,613,488

		7,613,488
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.85%
Arrow Electronics Inc.[a]	26,797	2,239,961
Avnet Inc.	38,988	1,551,722
Corning Inc.	276,753	8,665,136
Flex Ltd.[a,b]	161,149	2,868,452
FLIR Systems Inc.	41,219	1,929,874
TE Connectivity Ltd.	105,946	9,637,908

		26,893,053
ENERGY EQUIPMENT & SERVICES — 0.71%
Core Laboratories NVb	13,227	1,321,377
TechnipFMC PLC[a]	132,239	3,622,026

		4,943,403
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.18%
Camden Property Trust	26,344	2,403,627
Colony NorthStar Inc. Class A	58,493	718,294
Digital Realty Trust Inc.	47,445	5,619,386
HCP Inc.	140,552	3,631,864
Host Hotels & Resorts Inc.	221,947	4,341,283
Liberty Property Trust	44,377	1,902,886
National Retail Properties Inc.	44,424	1,784,956
Public Storage	46,510	9,639,197
Realty Income Corp.	77,650	4,167,475
Ventas Inc.	105,749	6,635,750
VEREIT Inc.	293,458	2,315,384

		43,160,102
FOOD & STAPLES RETAILING — 0.46%
Wal-Mart Stores Inc.	37,171	3,245,400

		3,245,400
FOOD PRODUCTS — 3.98%
Archer-Daniels-Midland Co.	170,310	6,960,570
Bunge Ltd.	41,974	2,886,972
Campbell Soup Co.	55,434	2,625,908
Hormel Foods Corp.	85,513	2,664,585
Ingredion Inc.	21,628	2,711,070
JM Smucker Co. (The)	34,966	3,708,144
Tyson Foods Inc. Class A	85,601	6,241,169

		27,798,418
GAS UTILITIES — 0.75%
Atmos Energy Corp.	31,671	2,762,978

Security	Shares	Value
UGI Corp.	52,101	$2,493,554

		5,256,532
HEALTH CARE EQUIPMENT & SUPPLIES — 2.14%
Align Technology Inc.[a]	21,835	5,218,128
ResMed Inc.	42,587	3,584,974
Teleflex Inc.	13,407	3,177,191
Varian Medical Systems Inc.[a,b]	28,112	2,928,989

		14,909,282
HEALTH CARE PROVIDERS & SERVICES — 7.94%
Aetna Inc.	59,936	10,190,918
Anthem Inc.	78,774	16,480,309
Cardinal Health Inc.	94,099	5,824,728
Cigna Corp.	76,620	15,110,996
MEDNAX Inc.[a]	28,498	1,247,928
Quest Diagnostics Inc.	41,263	3,869,644
Universal Health Services Inc. Class B	26,427	2,714,053

		55,438,576
HOTELS, RESTAURANTS & LEISURE — 1.70%
Carnival Corp.	103,878	6,896,460
Darden Restaurants Inc.	37,309	3,069,412
Royal Caribbean Cruises Ltd.	15,103	1,869,298

		11,835,170
HOUSEHOLD DURABLES — 0.49%
NVR Inc.[a]	1,048	3,438,876

		3,438,876
INSURANCE — 10.21%
Aflac Inc.	119,682	10,040,123
Alleghany Corp.[a]	2,245	1,271,164
American Financial Group Inc./OH	22,209	2,342,827
Arch Capital Group Ltd.[a]	39,023	3,888,252
Assurant Inc.	16,837	1,694,644
Athene Holding Ltd. Class Aa	32,299	1,683,747
Axis Capital Holdings Ltd.	26,099	1,419,525
Brighthouse Financial Inc.[a]	19,147	1,190,560
Everest Re Group Ltd.	12,291	2,918,498
FNF Group	72,250	2,703,595
Lincoln National Corp.	67,328	5,102,116
Loews Corp.	85,352	4,225,777
MetLife Inc.	205,913	11,032,819
Principal Financial Group Inc.	85,741	5,646,045
Reinsurance Group of America Inc.	19,187	2,866,154
RenaissanceRe Holdings Ltd.	12,097	1,673,741
Torchmark Corp.	33,646	2,830,638
Unum Group	68,386	3,558,807
WR Berkley Corp.	29,291	2,008,777
XL Group Ltd.	79,657	3,223,719

		71,321,528

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

October 31, 2017

Security	Shares	Value
IT SERVICES — 5.11%
Accenture PLC Class A	124,602	$17,738,341
Broadridge Financial Solutions Inc.	35,287	3,031,859
Jack Henry & Associates Inc.	23,406	2,577,703
Leidos Holdings Inc.	43,058	2,691,986
Paychex Inc.	95,501	6,092,009
Total System Services Inc.	48,902	3,523,389

		35,655,287
LIFE SCIENCES TOOLS & SERVICES — 2.36%
Agilent Technologies Inc.	95,935	6,526,458
Mettler-Toledo International Inc.[a]	7,738	5,282,191
Waters Corp.[a]	23,991	4,703,436

		16,512,085
MACHINERY — 2.36%
AGCO Corp.	19,150	1,313,116
Cummins Inc.	47,634	8,425,502
Fortive Corp.	92,867	6,710,569

		16,449,187
MEDIA — 0.90%
News Corp. Class A	115,809	1,581,951
Omnicom Group Inc.	69,658	4,680,321

		6,262,272
METALS & MINING — 0.77%
Nucor Corp.	93,423	5,402,652

		5,402,652
MULTI-UTILITIES — 3.08%
Ameren Corp.	72,389	4,487,394
Consolidated Edison Inc.	90,980	7,828,829
Public Service Enterprise Group Inc.	150,977	7,428,069
SCANA Corp.	40,288	1,738,024

		21,482,316
OIL, GAS & CONSUMABLE FUELS — 4.91%
Andeavor	21,867	2,323,150
Marathon Petroleum Corp.	157,363	9,400,865
Phillips 66	131,223	11,951,791
Valero Energy Corp.	134,483	10,609,364

		34,285,170
PROFESSIONAL SERVICES — 0.64%
ManpowerGroup Inc.	20,387	2,513,310

Security	Shares	Value
Robert Half International Inc.	38,121	$1,973,524

		4,486,834
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.20%
Jones Lang LaSalle Inc.	11,041	1,429,699

		1,429,699
ROAD & RAIL — 0.12%
AMERCO	2,059	808,446

		808,446
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.01%
Applied Materials Inc.	321,882	18,163,801
Qorvo Inc.[a,b]	38,066	2,885,784

		21,049,585
SOFTWARE — 2.46%
CA Inc.	94,256	3,052,009
CDK Global Inc.	38,472	2,445,280
Dell Technologies Inc. Class Va	64,466	5,335,851
Microsoft Corp.	29,585	2,460,880
Synopsys Inc.[a]	44,895	3,884,316

		17,178,336
SPECIALTY RETAIL — 1.91%
Best Buy Co. Inc.	84,283	4,718,162
Foot Locker Inc.	40,152	1,207,772
Ross Stores Inc.	117,132	7,436,711

		13,362,645
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.02%
Apple Inc.	72,574	12,267,909
Hewlett Packard Enterprise Co.	495,957	6,903,721
NetApp Inc.	82,144	3,648,836
Seagate Technology PLC	88,049	3,255,172
Xerox Corp.	65,210	1,976,515

		28,052,153
WIRELESS TELECOMMUNICATION SERVICES — 0.23%
Sprint Corp.[a,b]	240,852	1,575,172

		1,575,172

TOTAL COMMON STOCKS
(Cost: $641,752,798)		696,679,303

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

October 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	3,262,908	$3,263,560
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	1,047,160	1,047,160

		4,310,720

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,310,720)		4,310,720

TOTAL INVESTMENTS IN SECURITIES — 100.38%
(Cost: $646,063,518)		700,990,023
Other Assets, Less Liabilities — (0.38)%		(2,663,069)

NET ASSETS — 100.00%		$698,326,954

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	2,635,498	627,410[a]	—	3,262,908	$3,263,560	$(423)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	779,979	267,181[a]	—	1,047,160	1,047,160	—	—	2,064

					$4,310,720	$(423)	$—	$2,064

[a]	Net of shares purchased and sold.

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$696,679,303	$—	$—	$696,679,303
Money market funds	4,310,720	—	—	4,310,720

Total	$700,990,023	$—	$—	$700,990,023

217

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 0.08%
National Presto Industries Inc.	521	$60,905

		60,905
AIR FREIGHT & LOGISTICS — 0.42%
Air Transport Services Group Inc.[a,b]	1,588	38,430
Atlas Air Worldwide Holdings Inc.[a]	730	44,785
Echo Global Logistics Inc.[a]	2,836	68,206
Hub Group Inc. Class Aa	3,463	149,948

		301,369
AIRLINES — 0.16%
Hawaiian Holdings Inc.[a,b]	1,430	47,905
SkyWest Inc.	1,379	64,951

		112,856
AUTO COMPONENTS — 1.81%
Cooper Tire & Rubber Co.	5,594	183,483
Cooper-Standard Holdings Inc.[a]	1,877	209,248
Dorman Products Inc.[a]	3,293	227,579
Fox Factory Holding Corp.[a]	3,711	157,903
LCI Industries	2,609	322,994
Standard Motor Products Inc.	2,182	95,288
Superior Industries International Inc.	2,469	38,393
Tower International Inc.	2,284	69,434

		1,304,322
AUTOMOBILES — 1.23%
Thor Industries Inc.	5,360	730,139
Winnebago Industries Inc.	3,186	156,592

		886,731
BANKS — 12.35%
1st Source Corp.	1,925	98,772
Allegiance Bancshares Inc.[a]	1,184	46,413
Ameris Bancorp.	3,906	187,097
Arrow Financial Corp.	1,343	47,408
Banc of California Inc.	4,550	95,777
BancFirst Corp.	1,846	100,884
Berkshire Hills Bancorp. Inc.	4,138	158,485
Blue Hills Bancorp. Inc.	2,517	54,619
Bridge Bancorp. Inc.	1,627	57,758
Brookline Bancorp. Inc.	7,988	123,015
Bryn Mawr Bank Corp.	1,801	78,974
Camden National Corp.	1,655	71,446
CenterState Bank Corp.	5,351	142,551
Central Pacific Financial Corp.	2,015	62,707
Chemical Financial Corp.	6,931	365,194
City Holding Co.	1,534	108,132
CoBiz Financial Inc.	3,983	81,413

Security	Shares	Value
Community Trust Bancorp. Inc.	1,687	$81,482
ConnectOne Bancorp. Inc.	3,282	88,122
Customers Bancorp. Inc.[a]	3,261	89,156
Enterprise Financial Services Corp.	2,496	108,826
FB Financial Corp.[a]	788	32,206
Fidelity Southern Corp.	2,392	52,457
Financial Institutions Inc.	1,405	46,084
First BanCorp./Puerto Rico[a]	18,421	94,868
First Bancorp./Southern Pines NC	2,502	91,823
First Busey Corp.	3,464	107,800
First Commonwealth Financial Corp.	10,536	153,404
First Community Bancshares Inc./VA	1,558	46,537
First Financial Bancorp.	6,375	174,037
First Financial Corp./IN	912	43,320
First Interstate BancSystem Inc.	2,804	110,197
First Merchants Corp.	4,335	186,405
Franklin Financial Network Inc.[a]	1,331	45,653
German American Bancorp. Inc.	2,319	83,438
Great Southern Bancorp. Inc.	1,120	60,200
Great Western Bancorp. Inc.	6,394	259,532
Green Bancorp. Inc.[a]	2,399	53,138
Guaranty Bancorp.	2,573	73,202
Hancock Holding Co.	8,921	434,899
Hanmi Financial Corp.	3,446	105,964
Heartland Financial USA Inc.	2,359	116,181
Heritage Commerce Corp.	3,849	59,198
Heritage Financial Corp./WA	3,183	97,081
HomeTrust Bancshares Inc.[a]	1,837	48,221
Hope Bancorp Inc.	13,382	246,898
Horizon Bancorp./IN	2,372	65,277
Independent Bank Corp./MI	2,304	51,840
Independent Bank Corp./Rockland MA	2,540	183,134
Independent Bank Group Inc.	1,335	83,971
Lakeland Bancorp. Inc.	4,767	97,962
Lakeland Financial Corp.	2,523	121,810
MainSource Financial Group Inc.	2,554	96,260
Mercantile Bank Corp.	1,762	63,608
Midland States Bancorp. Inc.	1,514	49,129
National Bank Holdings Corp. Class A	2,839	93,176
NBT Bancorp. Inc.	4,404	167,969
OFG Bancorp.	5,578	49,644
Opus Bank[a]	2,480	64,232
Pacific Premier Bancorp. Inc.[a]	3,795	153,318
Park Sterling Corp.	5,101	64,120
Peapack Gladstone Financial Corp.	1,596	55,365
People’s Utah Bancorp.	1,539	47,863
Peoples Bancorp. Inc./OH	1,756	58,159
Popular Inc.	10,760	394,677
Preferred Bank/Los Angeles CA	1,366	84,323
QCR Holdings Inc.	1,329	63,460
Republic Bancorp. Inc./KY Class A	1,152	45,297
Republic First Bancorp. Inc.[a]	4,894	45,270
S&T Bancorp. Inc.	3,391	138,658
Sandy Spring Bancorp. Inc.	2,442	98,681
ServisFirst Bancshares Inc.	4,513	185,078
Simmons First National Corp. Class A	3,608	208,182
State Bank Financial Corp.	3,581	103,527
Stock Yards Bancorp. Inc.	2,289	86,410
TowneBank/Portsmouth VA	6,289	210,681
TriCo Bancshares	2,188	90,627

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
TriState Capital Holdings Inc.[a]	2,454	$55,583
Union Bankshares Corp.	4,658	160,748
Univest Corp. of Pennsylvania	2,726	79,872
WesBanco Inc.	4,038	163,135
Xenith Bankshares Inc.[a]	874	27,951

		8,879,971
BEVERAGES — 0.29%
MGP Ingredients Inc.	1,244	84,542
National Beverage Corp.	1,236	121,005

		205,547
BIOTECHNOLOGY — 2.82%
AMAG Pharmaceuticals Inc.[a]	3,676	57,713
AnaptysBio Inc.[a]	653	43,118
Avexis Inc.[a]	2,056	214,873
Bioverativ Inc.[a,b]	10,855	613,307
Blueprint Medicines Corp.[a]	3,242	215,334
Cytokinetics Inc.[a]	3,695	50,437
Eagle Pharmaceuticals Inc./DEa,b	911	48,966
Emergent BioSolutions Inc.[a]	3,487	142,932
Enanta Pharmaceuticals Inc.[a]	1,522	75,598
Immunomedics Inc.[a,b]	9,598	102,891
Jounce Therapeutics Inc.[a,b]	882	12,348
MiMedx Group Inc.[a,b]	10,864	137,755
PDL BioPharma Inc.[a]	17,580	52,037
Progenics Pharmaceuticals Inc.[a,b]	7,487	46,344
Ra Pharmaceuticals Inc.[a,b]	878	11,537
Repligen Corp.[a]	3,588	133,474
Vanda Pharmaceuticals Inc.[a]	4,276	67,133

		2,025,797
BUILDING PRODUCTS — 1.55%
AAON Inc.	4,321	151,235
American Woodmark Corp.[a]	1,496	144,514
Apogee Enterprises Inc.	3,044	145,290
Armstrong Flooring Inc.[a]	2,243	33,196
CSW Industrials Inc.[a]	1,686	82,698
Gibraltar Industries Inc.[a,b]	3,186	105,935
Insteel Industries Inc.	1,931	49,337
Patrick Industries Inc.[a]	1,688	156,984
Universal Forest Products Inc.	2,158	243,638

		1,112,827
CAPITAL MARKETS — 0.29%
Diamond Hill Investment Group Inc.	337	71,421
Piper Jaffray Companies	1,623	118,641
Pzena Investment Management Inc. Class A	1,734	20,461

		210,523

Security	Shares	Value
CHEMICALS — 1.59%
AdvanSix Inc.[a]	3,241	$149,961
American Vanguard Corp.	2,816	63,360
Chase Corp.	800	95,000
FutureFuel Corp.	2,811	42,671
Hawkins Inc.	1,023	38,976
Innophos Holdings Inc.	2,066	101,089
Innospec Inc.	2,556	158,089
KMG Chemicals Inc.	1,015	55,957
Quaker Chemical Corp.	1,409	218,846
Stepan Co.	2,142	171,060
Tredegar Corp.	2,323	44,950

		1,139,959
COMMERCIAL SERVICES & SUPPLIES — 2.28%
ACCO Brands Corp.[a]	11,450	149,423
Brady Corp. Class A	4,833	183,896
Casella Waste Systems Inc. Class Aa	4,107	75,815
Ennis Inc.	2,784	56,098
Essendant Inc.	4,041	39,117
InnerWorkings Inc.[a]	4,333	47,143
Kimball International Inc. Class B	3,933	75,396
Knoll Inc.	4,987	105,824
McGrath RentCorp	2,412	107,816
SP Plus Corp.[a]	2,152	83,390
Tetra Tech Inc.	6,077	299,292
UniFirst Corp./MA	1,557	245,227
Viad Corp.	2,159	125,330
VSE Corp.	951	46,694

		1,640,461
COMMUNICATIONS EQUIPMENT — 2.84%
ADTRAN Inc.	5,000	105,500
Applied Optoelectronics Inc.[a,b]	1,747	71,173
Comtech Telecommunications Corp.	2,514	54,076
Extreme Networks Inc.[a]	11,506	138,072
Finisar Corp.[a]	11,736	276,265
InterDigital Inc./PA	3,633	266,481
Lumentum Holdings Inc.[a,b]	6,456	407,696
NETGEAR Inc.[a]	3,491	162,855
NetScout Systems Inc.[a,b]	9,245	262,558
Oclaro Inc.[a,b]	17,677	146,189
Plantronics Inc.	3,399	154,179

		2,045,044
CONSTRUCTION & ENGINEERING — 1.87%
Aegion Corp.[a]	3,662	85,288
Comfort Systems USA Inc.	3,946	174,808
MasTec Inc.[a]	6,996	304,676
MYR Group Inc.[a]	1,714	54,659
Quanta Services Inc.[a]	16,000	603,680
Tutor Perini Corp.[a]	4,338	122,332

		1,345,443

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.03%
U.S. Lime & Minerals Inc.	245	$22,258

		22,258
CONSUMER FINANCE — 0.51%
EZCORP Inc. Class Aa	5,687	58,292
Green Dot Corp. Class Aa	4,293	243,069
World Acceptance Corp.[a]	728	63,700

		365,061
DISTRIBUTORS — 0.03%
Weyco Group Inc.	736	20,012

		20,012
DIVERSIFIED CONSUMER SERVICES — 1.42%
Adtalem Global Education Inc.	6,337	234,152
American Public Education Inc.[a]	1,732	34,640
Bridgepoint Education Inc.[a]	2,026	19,612
Capella Education Co.	1,228	100,021
Carriage Services Inc.	1,561	40,430
Grand Canyon Education Inc.[a]	4,803	429,916
K12 Inc.[a]	3,690	59,852
Strayer Education Inc.	1,118	104,790

		1,023,413
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.48%
IDT Corp. Class B	1,897	25,003
Iridium Communications Inc.[a,b]	8,742	104,904
Lumos Networks Corp.[a]	2,525	45,349
Vonage Holdings Corp.[a]	20,795	169,063

		344,319
ELECTRIC UTILITIES — 1.34%
El Paso Electric Co.	3,775	217,062
Great Plains Energy Inc.	22,824	749,312

		966,374
ELECTRICAL EQUIPMENT — 0.21%
Babcock & Wilcox Enterprises Inc.[a,b]	4,848	21,234
Encore Wire Corp.	2,211	99,827
Powell Industries Inc.	920	26,662

		147,723
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.61%
AVX Corp.	5,367	101,114
Benchmark Electronics Inc.[a]	5,262	162,859
Cognex Corp.	9,131	1,124,483
Coherent Inc.[a]	2,598	682,521

Security	Shares	Value
CTS Corp.	3,309	$90,005
Daktronics Inc.	3,996	41,039
ePlus Inc.[a]	1,505	143,878
II-VI Inc.[a]	5,963	269,528
Insight Enterprises Inc.[a]	3,762	169,478
Jabil Inc.	17,022	481,382
Kimball Electronics Inc.[a]	2,916	64,152
Knowles Corp.[a]	9,430	156,161
Littelfuse Inc.	2,398	501,182
Mesa Laboratories Inc.	358	57,083
Methode Electronics Inc.	3,705	173,764
MTS Systems Corp.	1,773	92,285
Novanta Inc.[a]	3,468	164,036
OSI Systems Inc.[a,b]	1,929	170,485
Park Electrochemical Corp.	2,074	39,157
PC Connection Inc.	1,284	34,668
Plexus Corp.[a]	3,575	219,612
Rogers Corp.[a]	1,913	290,929
Sanmina Corp.[a]	7,871	257,578
ScanSource Inc.[a]	2,687	115,407
SYNNEX Corp.	3,171	427,704
Systemax Inc.	1,585	45,252
Tech Data Corp.[a]	4,027	373,585
TTM Technologies Inc.[a]	9,054	142,872
Vishay Intertechnology Inc.	14,196	315,861

		6,908,060
ENERGY EQUIPMENT & SERVICES — 1.63%
Exterran Corp.[a]	3,398	109,653
Mammoth Energy Services Inc.[a]	839	16,553
Matrix Service Co.[a]	2,969	41,863
McDermott International Inc.[a]	25,598	169,459
Natural Gas Services Group Inc.[a]	1,391	38,670
Newpark Resources Inc.[a]	9,018	78,908
RigNet Inc.[a]	1,446	25,233
Transocean Ltd.[a,b]	41,219	432,799
U.S. Silica Holdings Inc.	8,566	261,349

		1,174,487
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.34%
Agree Realty Corp.	2,989	141,350
Alexander & Baldwin Inc.	4,738	214,347
Armada Hoffler Properties Inc.	4,693	66,969
CareTrust REIT Inc.	7,021	132,697
Chesapeake Lodging Trust	5,123	142,932
CoreCivic Inc.	12,466	307,411
CoreSite Realty Corp.	3,589	397,482
Easterly Government Properties Inc.	3,765	75,752
Four Corners Property Trust Inc.	6,370	157,212
GEO Group Inc. (The)	12,885	334,366
Getty Realty Corp.	2,886	81,991
LaSalle Hotel Properties[b]	12,000	338,520
LTC Properties Inc.	227	10,558
MGM Growth Properties LLC Class Ab	6,177	182,283
Monmouth Real Estate Investment Corp.	6,765	115,276
National Storage Affiliates Trust[b]	4,097	101,565
One Liberty Properties Inc.	1,440	34,891

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
PS Business Parks Inc.	2,157	$285,436
Quality Care Properties Inc.[a]	10,144	160,579
Sabra Health Care REIT Inc.	6,993	139,300
Universal Health Realty Income Trust[b]	1,371	100,371
Urstadt Biddle Properties Inc. Class A	3,169	68,862
Xenia Hotels & Resorts Inc.	11,339	246,737

		3,836,887
FOOD & STAPLES RETAILING — 0.27%
Ingles Markets Inc. Class A	1,249	29,102
SpartanNash Co.	3,994	98,053
Village Super Market Inc. Class A	852	20,439
Weis Markets Inc.	1,151	44,693

		192,287
FOOD PRODUCTS — 1.17%
Fresh Del Monte Produce Inc.	3,535	157,343
Hostess Brands Inc.[a]	4,795	55,286
John B Sanfilippo & Son Inc.	884	52,023
Landec Corp.[a]	2,663	35,285
Omega Protein Corp.	2,281	49,954
Sanderson Farms Inc.	2,170	324,567
Seaboard Corp.	32	140,804
Seneca Foods Corp. Class Aa	740	26,640

		841,902
GAS UTILITIES — 0.18%
Chesapeake Utilities Corp.	1,582	127,430

		127,430
HEALTH CARE EQUIPMENT & SUPPLIES — 6.22%
Abaxis Inc.	2,395	115,918
Analogic Corp.	1,324	106,317
AngioDynamics Inc.[a]	3,768	63,943
Anika Therapeutics Inc.[a]	1,556	85,004
Atrion Corp.	155	101,936
Cantel Medical Corp.	3,976	389,966
Cardiovascular Systems Inc.[a]	3,466	83,427
CONMED Corp.	2,657	138,748
CryoLife Inc.[a]	3,168	61,618
Exactech Inc.[a]	1,138	47,625
Glaukos Corp.[a,b]	1,616	57,061
Globus Medical Inc. Class Aa	7,645	243,646
Haemonetics Corp.[a]	5,517	262,388
Heska Corp.[a]	679	66,202
ICU Medical Inc.[a]	1,644	314,168
Integer Holdings Corp.[a]	2,958	143,759
iRhythm Technologies Inc.[a]	949	48,352
Lantheus Holdings Inc.[a]	2,414	48,039
LeMaitre Vascular Inc.	1,599	51,184
Masimo Corp.[a]	5,071	445,031
Meridian Bioscience Inc.	4,502	67,305

Security	Shares	Value
Merit Medical Systems Inc.[a]	5,211	$198,279
Natus Medical Inc.[a]	3,385	143,524
Neogen Corp.[a]	4,024	322,725
NxStage Medical Inc.[a]	6,862	184,931
OraSure Technologies Inc.[a]	5,911	116,742
Orthofix International NVa	1,840	98,863
Penumbra Inc.[a]	2,849	286,467
Surmodics Inc.[a]	1,429	42,513
Varex Imaging Corp.[a]	4,029	138,477

		4,474,158
HEALTH CARE PROVIDERS & SERVICES — 4.67%
Aceto Corp.	3,268	32,909
Almost Family Inc.[a]	1,216	53,808
Amedisys Inc.[a]	3,033	145,918
AMN Healthcare Services Inc.[a]	5,064	222,310
BioTelemetry Inc.[a]	2,878	83,606
Chemed Corp.	1,729	386,310
CorVel Corp.[a]	1,123	67,380
Ensign Group Inc. (The)	5,149	118,839
HealthEquity Inc.[a]	5,349	268,627
LHC Group Inc.[a]	1,735	115,915
Magellan Health Inc.[a]	2,541	216,747
National Healthcare Corp.	1,130	72,320
National Research Corp. Class A	1,006	37,775
Owens & Minor Inc.	6,321	155,307
PharMerica Corp.[a]	3,356	98,331
Tivity Health Inc.[a]	3,724	172,235
Triple-S Management Corp. Class Ba	2,860	68,669
U.S. Physical Therapy Inc.	1,332	90,509
WellCare Health Plans Inc.[a]	4,806	950,338

		3,357,853
HEALTH CARE TECHNOLOGY — 0.85%
Cotiviti Holdings Inc.[a]	2,911	102,351
HMS Holdings Corp.[a]	8,864	170,543
Omnicell Inc.[a]	3,876	193,025
Quality Systems Inc.[a]	4,984	70,125
Vocera Communications Inc.[a]	2,618	73,880

		609,924
HOTELS, RESTAURANTS & LEISURE — 0.55%
Chuy’s Holdings Inc.[a]	1,810	40,725
Del Frisco’s Restaurant Group Inc.[a]	2,532	35,195
Del Taco Restaurants Inc.[a]	3,776	47,918
International Speedway Corp. Class A	1,639	63,675
Marcus Corp. (The)	1,961	53,241
Monarch Casino & Resort Inc.[a]	1,212	54,067
Ruth’s Hospitality Group Inc.	3,224	68,026
Speedway Motorsports Inc.	1,507	30,065

		392,912
HOUSEHOLD DURABLES — 1.44%
Beazer Homes USA Inc.[a]	3,595	75,423
Cavco Industries Inc.[a]	868	136,189

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Century Communities Inc.[a]	1,782	$50,876
CSS Industries Inc.	940	28,181
Ethan Allen Interiors Inc.	2,549	75,833
Hamilton Beach Brands Holding Co.	250	9,692
Hamilton Beach Brands Holding Co. Class Aa	331	12,833
Hooker Furniture Corp.	1,172	55,553
iRobot Corp.[a]	2,888	194,045
La-Z-Boy Inc.	4,952	133,456
TopBuild Corp.[a]	4,034	266,204

		1,038,285
HOUSEHOLD PRODUCTS — 0.26%
Central Garden & Pet Co.[a]	1,227	46,847
Central Garden & Pet Co. Class Aa	3,797	140,147

		186,994
INDUSTRIAL CONGLOMERATES — 0.18%
Raven Industries Inc.	3,840	129,216

		129,216
INSURANCE — 4.81%
American Equity Investment Life Holding Co.	2,618	77,257
American National Insurance Co.	1,429	173,952
AMERISAFE Inc.	2,031	131,406
Argo Group International Holdings Ltd.	3,252	204,713
Aspen Insurance Holdings Ltd.	6,322	271,214
Assured Guaranty Ltd.	13,319	494,135
Baldwin & Lyons Inc. Class B	1,023	23,478
CNO Financial Group Inc.	1,502	36,003
Donegal Group Inc. Class A	1,268	21,734
EMC Insurance Group Inc.	1,070	31,522
Employers Holdings Inc.	3,452	164,660
FBL Financial Group Inc. Class A	1,146	88,643
Federated National Holding Co.	1,469	22,534
Fidelity & Guaranty Life	1,307	40,648
Genworth Financial Inc. Class Aa	52,928	175,192
Global Indemnity Ltd.[a,b]	1,004	42,138
HCI Group Inc.	926	34,688
Heritage Insurance Holdings Inc.[b]	3,254	52,194
Horace Mann Educators Corp.	4,760	208,488
Infinity Property & Casualty Corp.	1,122	105,861
James River Group Holdings Ltd.	2,285	96,701
Kinsale Capital Group Inc.	2,004	86,934
Maiden Holdings Ltd.	3,631	29,956
MBIA Inc.[a,b]	14,145	102,551
National Western Life Group Inc.	256	91,540
Navigators Group Inc. (The)	2,464	142,912
Primerica Inc.	284	25,134
Selective Insurance Group Inc.	3,137	186,965
State National Companies Inc.	2,953	62,072
Third Point Reinsurance Ltd.[a]	6,769	113,042
United Insurance Holdings Corp.	1,927	30,331

Security	Shares	Value
Universal Insurance Holdings Inc.	3,688	$87,959

		3,456,557
INTERNET & DIRECT MARKETING RETAIL — 0.42%
1-800-Flowers.com Inc. Class Aa	2,714	25,511
Duluth Holdings Inc.[a,b]	2,027	41,878
Nutrisystem Inc.	3,142	156,943
PetMed Express Inc.	2,188	77,368

		301,700
INTERNET SOFTWARE & SERVICES — 0.46%
Bankrate Inc.[a]	5,284	73,448
Blucora Inc.[a]	4,239	91,986
NIC Inc.	6,676	113,492
Tucows Inc. Class Aa	845	49,390

		328,316
IT SERVICES — 1.44%
CACI International Inc. Class Aa	1,412	202,975
Cass Information Systems Inc.	1,150	74,175
ExlService Holdings Inc.[a]	3,419	213,414
Hackett Group Inc. (The)	2,655	40,993
ManTech International Corp./VA Class A	2,721	126,281
MoneyGram International Inc.[a]	3,454	53,710
Net 1 UEPS Technologies Inc.[a]	5,874	53,630
Perficient Inc.[a]	3,898	75,816
Sykes Enterprises Inc.[a]	4,156	120,275
TeleTech Holdings Inc.	1,765	73,512

		1,034,781
LEISURE PRODUCTS — 0.13%
Sturm Ruger & Co. Inc.	1,936	95,929

		95,929
LIFE SCIENCES TOOLS & SERVICES — 1.52%
Bio-Rad Laboratories Inc. Class Aa	2,201	483,758
Cambrex Corp.[a]	3,429	148,304
Luminex Corp.	3,918	83,649
Medpace Holdings Inc.[a]	882	33,049
PRA Health Sciences Inc.[a]	4,246	345,752

		1,094,512
MACHINERY — 2.93%
Alamo Group Inc.	1,041	109,825
Astec Industries Inc.	1,985	103,121
Briggs & Stratton Corp.	4,547	114,584
Chart Industries Inc.[a]	3,095	134,632
Columbus McKinnon Corp./NY	2,029	80,267
ESCO Technologies Inc.	2,726	157,972
Gorman-Rupp Co. (The)	1,950	62,361
Greenbrier Companies Inc. (The)	3,027	158,009
Kadant Inc.	1,162	132,003
Lydall Inc.[a]	1,835	106,063

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Manitowoc Co. Inc. (The)[a]	14,128	$134,499
Omega Flex Inc.	328	21,153
Park-Ohio Holdings Corp.	864	40,738
Standex International Corp.	1,296	134,201
Trinity Industries Inc.	14,500	471,540
Wabash National Corp.	6,374	143,415

		2,104,383
MEDIA — 0.22%
Entercom Communications Corp. Class Ab	2,985	32,984
Time Inc.	10,546	122,334

		155,318
METALS & MINING — 1.87%
Commercial Metals Co.	12,263	238,883
Haynes International Inc.	1,344	47,954
Materion Corp.	2,118	108,759
McEwen Mining Inc.[b]	25,121	48,735
Reliance Steel & Aluminum Co.	7,371	566,388
Ryerson Holding Corp.[a]	1,973	17,362
Schnitzer Steel Industries Inc. Class A	2,850	83,933
Worthington Industries Inc.	5,058	230,139

		1,342,153
MORTGAGE REAL ESTATE INVESTMENT — 0.49%
Apollo Commercial Real Estate Finance Inc.	11,792	213,082
PennyMac Mortgage Investment Trust[c]	6,784	108,951
Resource Capital Corp.	3,209	32,924

		354,957
MULTI-UTILITIES — 0.10%
Unitil Corp.	1,444	75,088

		75,088
MULTILINE RETAIL — 0.64%
Big Lots Inc.	4,725	242,440
Ollie’s Bargain Outlet Holdings Inc.[a]	4,924	219,856

		462,296
OIL, GAS & CONSUMABLE FUELS — 0.56%
Centennial Resource Development Inc./DE Class Aa,b	9,946	193,251
Gener8 Maritime Inc.[a]	5,139	23,691
International Seaways Inc.[a]	1,577	31,761
Renewable Energy Group Inc.[a,b]	3,780	45,738
Resolute Energy Corp.[a]	1,822	54,714
REX American Resources Corp.[a,b]	601	52,996

		402,151

Security	Shares	Value
PAPER & FOREST PRODUCTS — 1.70%
Domtar Corp.	6,636	$314,016
Louisiana-Pacific Corp.[a]	15,283	415,392
Mercer International Inc.	5,005	73,574
Neenah Paper Inc.	1,709	148,341
PH Glatfelter Co.	4,691	98,323
Resolute Forest Products Inc.[a,b]	6,277	37,348
Schweitzer-Mauduit International Inc.	3,265	137,881

		1,224,875
PERSONAL PRODUCTS — 0.21%
Medifast Inc.	1,011	63,087
Natural Health Trends Corp.	809	15,581
USANA Health Sciences Inc.[a]	1,104	72,533

		151,201
PHARMACEUTICALS — 0.75%
Amphastar Pharmaceuticals Inc.[a,b]	3,919	70,816
ANI Pharmaceuticals Inc.[a]	866	50,297
Corcept Therapeutics Inc.[a,b]	8,835	173,961
Sucampo Pharmaceuticals Inc. Class Aa	2,602	26,020
Supernus Pharmaceuticals Inc.[a]	5,319	221,271

		542,365
PROFESSIONAL SERVICES — 1.86%
CBIZ Inc.[a]	5,545	93,988
Forrester Research Inc.	982	42,913
FTI Consulting Inc.[a]	4,402	188,185
Heidrick & Struggles International Inc.	1,992	49,501
ICF International Inc.[a]	2,040	109,548
Insperity Inc.	1,594	151,271
Kelly Services Inc. Class A	3,377	88,849
Kforce Inc.	2,436	51,034
Korn/Ferry International	5,778	241,694
Navigant Consulting Inc.[a]	5,059	87,571
Resources Connection Inc.	3,107	48,935
RPX Corp.[a]	4,839	63,004
TrueBlue Inc.[a]	4,475	121,273

		1,337,766
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.67%
Altisource Portfolio Solutions SAa	1,479	38,217
Forestar Group Inc.[a]	3,228	57,458
HFF Inc. Class A	3,846	168,686
Marcus & Millichap Inc.[a]	1,948	55,362
RE/MAX Holdings Inc. Class A	1,877	124,820
RMR Group Inc. (The) Class A	650	34,093

		478,636
ROAD & RAIL — 0.82%
ArcBest Corp.	2,587	84,336
Covenant Transportation Group Inc. Class Aa	1,237	36,739
Marten Transport Ltd.	4,338	85,242

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Roadrunner Transportation Systems Inc.[a]	4,094	$36,027
Saia Inc.[a]	2,703	175,154
Werner Enterprises Inc.	4,783	170,514

		588,012
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.68%
Advanced Energy Industries Inc.[a]	4,210	356,671
Alpha & Omega Semiconductor Ltd.[a]	2,022	37,265
Amkor Technology Inc.[a]	11,419	132,118
Axcelis Technologies Inc.[a]	3,142	103,372
Brooks Automation Inc.	7,374	253,592
Cabot Microelectronics Corp.	2,651	256,272
CEVA Inc.[a]	1,481	71,532
Cirrus Logic Inc.[a]	6,804	381,024
Cohu Inc.	2,856	73,685
Diodes Inc.[a]	64	2,198
FormFactor Inc.[a]	7,518	136,828
IXYS Corp.[a]	2,698	66,641
Kulicke & Soffa Industries Inc.[a]	7,526	170,464
MaxLinear Inc.[a,b]	6,210	151,959
MKS Instruments Inc.	5,672	616,263
Monolithic Power Systems Inc.	3,559	433,024
Nanometrics Inc.[a]	2,519	71,212
NVE Corp.	521	44,327
PDF Solutions Inc.[a]	2,854	41,811
Photronics Inc.[a]	7,285	70,664
Power Integrations Inc.	3,121	250,772
Rudolph Technologies Inc.[a]	3,151	87,440
Teradyne Inc.	21,178	908,324
Ultra Clean Holdings Inc.[a]	3,370	86,002

		4,803,460
SOFTWARE — 0.54%
Ebix Inc.	2,240	152,208
Pegasystems Inc.	4,065	236,990

		389,198
SPECIALTY RETAIL — 1.64%
Aaron’s Inc.	6,824	251,123
Barnes & Noble Education Inc.[a]	3,775	20,574
Big 5 Sporting Goods Corp.	2,151	13,659
Caleres Inc.	4,564	124,734
Camping World Holdings Inc. Class A	2,281	95,848
Chico’s FAS Inc.	13,250	105,867
Children’s Place Inc. (The)	1,915	208,352
Citi Trends Inc.	1,621	35,273
Express Inc.[a]	7,782	52,684
Francesca’s Holdings Corp.[a]	4,056	26,242
Genesco Inc.[a]	2,182	53,459
Haverty Furniture Companies Inc.	1,947	46,436
Kirkland’s Inc.[a]	1,648	19,282
Pier 1 Imports Inc.	8,172	33,996
Shoe Carnival Inc.	1,393	26,147

Security	Shares	Value
Sleep Number Corp.[a]	213	$6,922
TravelCenters of America LLC[a,b]	3,881	19,017
Zumiez Inc.[a,b]	2,034	35,900

		1,175,515
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.11%
Super Micro Computer Inc.[a]	4,108	81,749

		81,749
TEXTILES, APPAREL & LUXURY GOODS — 0.17%
Iconix Brand Group Inc.[a]	4,947	8,113
Movado Group Inc.	1,763	48,835
Unifi Inc.[a]	1,700	64,685

		121,633
THRIFTS & MORTGAGE FINANCE — 1.67%
Bank Mutual Corp.	4,488	47,461
Beneficial Bancorp. Inc.	7,296	120,384
BofI Holding Inc.[a]	5,489	147,654
Federal Agricultural Mortgage Corp. Class C	1,115	82,777
First Defiance Financial Corp.	1,084	58,753
HomeStreet Inc.[a]	2,818	81,863
Meridian Bancorp. Inc.	5,240	103,228
Meta Financial Group Inc.	947	82,626
NMI Holdings Inc. Class Aa	5,743	83,561
Northwest Bancshares Inc.	9,746	164,415
OceanFirst Financial Corp.	2,919	81,002
TrustCo Bank Corp. NY	10,091	92,585
Waterstone Financial Inc.	2,685	51,552

		1,197,861
TOBACCO — 0.21%
Universal Corp./VA	2,684	153,927

		153,927
TRADING COMPANIES & DISTRIBUTORS — 0.51%
Aircastle Ltd.	6,188	143,933
Rush Enterprises Inc. Class Aa	3,332	169,199
Rush Enterprises Inc. Class Ba	505	24,033
Titan Machinery Inc.[a]	1,997	29,735

		366,900
WATER UTILITIES — 0.33%
Connecticut Water Service Inc.	1,107	68,656
Middlesex Water Co.	1,668	72,525
SJW Group	1,631	96,734

		237,915
WIRELESS TELECOMMUNICATION SERVICES — 0.43%
Boingo Wireless Inc.[a]	3,661	85,594
Shenandoah Telecommunications Co.	4,929	187,302

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Spok Holdings Inc.	2,194	$37,188

		310,084

TOTAL COMMON STOCKS (Cost: $64,078,483)		71,800,548

SHORT-TERM INVESTMENTS — 3.49%

MONEY MARKET FUNDS — 3.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	2,397,841	2,398,320
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	110,365	110,365

		2,508,685

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,508,648)		2,508,685

TOTAL INVESTMENTS IN SECURITIES — 103.35% (Cost: $66,587,131)		74,309,233
Other Assets, Less Liabilities — (3.35)%		(2,407,792)

NET ASSETS — 100.00%		$71,901,441

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	1,888,870	508,970	[a]	—	2,397,841	$2,398,320	$(126)	$(145)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,964	9,401	[a]	—	110,365	110,365	—	—	125
PennyMac Mortgage Investment Trust	4,068	2,716		—	6,784	108,951	—	(9,177)	2,567

						$2,617,636	$(126)	$(9,322)	$2,692

[a]	Net of shares purchased and sold.

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$71,790,856	$9,692	$—	$71,800,548
Money market funds	2,508,685	—	—	2,508,685

Total	$74,299,541	$9,692	$—	$74,309,233

226

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 4.99%
Boeing Co. (The)	574,811	$148,289,742
General Dynamics Corp.	299,293	60,750,493
Huntington Ingalls Industries Inc.	35,363	8,233,567
L3 Technologies Inc.	68,210	12,767,548

		230,041,350
BANKS — 15.03%
Bank of America Corp.	8,720,507	238,854,687
Citizens Financial Group Inc.	749,065	28,471,961
Comerica Inc.	186,553	14,657,469
East West Bancorp. Inc.	141,860	8,488,902
JPMorgan Chase & Co.	2,370,968	238,543,090
KeyCorp	1,042,475	19,025,169
M&T Bank Corp.	132,663	22,124,209
PNC Financial Services Group Inc. (The)[a]	497,264	68,020,743
Regions Financial Corp.	1,033,415	15,997,264
SunTrust Banks Inc.	430,838	25,940,756
SVB Financial Group[b]	55,530	12,176,618

		692,300,868
BIOTECHNOLOGY — 0.21%
Seattle Genetics Inc.[b,c]	83,706	5,132,015
TESARO Inc.[b,c]	40,547	4,694,126

		9,826,141
BUILDING PRODUCTS — 0.15%
AO Smith Corp.	119,211	7,057,291

		7,057,291
CAPITAL MARKETS — 4.21%
Ameriprise Financial Inc.	150,162	23,506,359
Cboe Global Markets Inc.	112,149	12,679,566
Goldman Sachs Group Inc. (The)	309,333	75,007,066
Morgan Stanley	1,454,921	72,746,050
MSCI Inc.	83,172	9,761,066

		193,700,107
CHEMICALS — 1.39%
Albemarle Corp.	104,895	14,778,657
FMC Corp.	192,684	17,892,636
Sherwin-Williams Co. (The)	79,062	31,241,349

		63,912,642
COMMERCIAL SERVICES & SUPPLIES — 1.81%
Cintas Corp.	80,339	11,973,725
Republic Services Inc.	305,129	19,854,744
Rollins Inc.	119,618	5,252,426
Waste Connections Inc.	262,563	18,555,327

Security	Shares	Value
Waste Management Inc.	336,440	$27,645,275

		83,281,497
COMMUNICATIONS EQUIPMENT — 0.71%
Arista Networks Inc.[b,c]	81,039	16,198,886
Harris Corp.	119,526	16,652,362

		32,851,248
CONTAINERS & PACKAGING — 0.20%
Packaging Corp. of America	79,663	9,262,417

		9,262,417
DIVERSIFIED FINANCIAL SERVICES — 0.20%
Leucadia National Corp.	368,546	9,324,214

		9,324,214
ELECTRICAL EQUIPMENT — 0.56%
Rockwell Automation Inc.	127,282	25,560,771

		25,560,771
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.35%
Amphenol Corp. Class A	201,877	17,563,299
CDW Corp./DE	179,357	12,554,990
Corning Inc.	1,029,859	32,244,885

		62,363,174
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.90%
Digital Realty Trust Inc.	138,541	16,408,796
Equinix Inc.	54,089	25,070,252

		41,479,048
HEALTH CARE EQUIPMENT & SUPPLIES — 4.83%
Align Technology Inc.[b,c]	114,261	27,306,094
Baxter International Inc.	385,551	24,856,473
C.R. Bard Inc.	98,486	32,211,816
Hologic Inc.[b,c]	270,696	10,245,844
IDEXX Laboratories Inc.[b]	150,319	24,978,508
Intuitive Surgical Inc.[b,c]	95,112	35,701,240
Stryker Corp.	287,041	44,454,040
Teleflex Inc.	64,203	15,214,827
Varian Medical Systems Inc.[b]	72,754	7,580,239

		222,549,081
HEALTH CARE PROVIDERS & SERVICES — 6.19%
Anthem Inc.	315,438	65,992,784
Quest Diagnostics Inc.	170,239	15,965,013
UnitedHealth Group Inc.	965,982	203,068,736

		285,026,533

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

October 31, 2017

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.14%
Veeva Systems Inc. Class Ab,c	108,237	$6,595,963

		6,595,963
HOTELS, RESTAURANTS & LEISURE — 1.81%
Darden Restaurants Inc.	136,222	11,206,984
Domino’s Pizza Inc.	31,566	5,776,578
Marriott International Inc./MD Class A	353,024	42,179,308
Vail Resorts Inc.	46,123	10,563,089
Wyndham Worldwide Corp.	126,650	13,532,552

		83,258,511
HOUSEHOLD DURABLES — 0.46%
NVR Inc.[b]	4,578	15,022,112
Toll Brothers Inc.	131,997	6,077,142

		21,099,254
INDUSTRIAL CONGLOMERATES — 0.54%
Roper Technologies Inc.	96,172	24,828,725

		24,828,725
INSURANCE — 5.17%
Allstate Corp. (The)	365,555	34,310,992
American Financial Group Inc./OH	115,616	12,196,332
Arch Capital Group Ltd.[b,c]	188,827	18,814,722
Axis Capital Holdings Ltd.	76,417	4,156,321
Everest Re Group Ltd.	56,962	13,525,627
Lincoln National Corp.	204,216	15,475,488
Principal Financial Group Inc.	274,973	18,106,972
Progressive Corp. (The)	609,155	29,635,391
Prudential Financial Inc.	368,393	40,692,691
Reinsurance Group of America Inc.	58,833	8,788,474
RenaissanceRe Holdings Ltd.	40,559	5,611,743
Torchmark Corp.	123,642	10,402,001
Unum Group	211,941	11,029,410
WR Berkley Corp.	87,442	5,996,772
XL Group Ltd.	235,692	9,538,455

		238,281,391
INTERNET SOFTWARE & SERVICES — 0.31%
MercadoLibre Inc.	43,462	10,444,353
Zillow Group Inc. Class Cb,c	89,498	3,694,478

		14,138,831
IT SERVICES — 1.74%
DXC Technology Co.	400,999	36,699,429
Fiserv Inc.[b]	188,553	24,404,415
Gartner Inc.[b]	92,262	11,561,351

Security	Shares	Value
Jack Henry & Associates Inc.	69,048	$7,604,256

		80,269,451
LIFE SCIENCES TOOLS & SERVICES — 1.24%
Agilent Technologies Inc.	320,426	21,798,581
Mettler-Toledo International Inc.[b]	31,278	21,351,301
Waters Corp.[b,c]	70,741	13,868,773

		57,018,655
MACHINERY — 2.21%
IDEX Corp.	66,800	8,564,428
Illinois Tool Works Inc.	296,069	46,340,720
Ingersoll-Rand PLC	264,022	23,392,349
Parker-Hannifin Corp.	129,039	23,563,812

		101,861,309
MEDIA — 6.12%
Charter Communications Inc. Class Ab	292,184	97,639,127
Comcast Corp. Class A	4,817,864	173,587,640
Liberty Broadband Corp. Class Cb,c	124,385	10,857,567

		282,084,334
MULTI-UTILITIES — 0.28%
CenterPoint Energy Inc.	440,208	13,021,353

		13,021,353
ROAD & RAIL — 1.78%
CSX Corp.	1,621,123	81,753,233

		81,753,233
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.48%
Advanced Micro Devices Inc.[b,c]	1,295,657	14,232,792
Applied Materials Inc.	1,583,244	89,342,459
Broadcom Ltd.	306,971	81,012,717
KLA-Tencor Corp.	137,455	14,967,475
Lam Research Corp.	261,934	54,631,574
Microchip Technology Inc.	218,269	20,691,901
Micron Technology Inc.[b]	1,544,645	68,443,220
NVIDIA Corp.	943,624	195,150,879
Texas Instruments Inc.	684,294	66,164,387
Xilinx Inc.	219,205	16,153,217

		620,790,621
SOFTWARE — 10.19%
Activision Blizzard Inc.	551,522	36,119,176
Adobe Systems Inc.[b]	472,047	82,683,753
Autodesk Inc.[b]	149,100	18,631,536
Cadence Design Systems Inc.[b,c]	289,218	12,482,649
Dell Technologies Inc. Class Vb	234,185	19,383,492
Microsoft Corp.	2,969,502	247,003,176
Symantec Corp.	855,391	27,800,207
Synopsys Inc.[b,c]	200,232	17,324,073

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

October 31, 2017

Security	Shares	Value
VMware Inc. Class Ab,c	65,798	$7,875,363

		469,303,425
SPECIALTY RETAIL — 4.31%
Best Buy Co. Inc.	250,154	14,003,621
Home Depot Inc. (The)	1,112,621	184,450,309

		198,453,930
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.74%
Apple Inc.	1,313,248	221,991,442
HP Inc.	1,558,592	33,587,657
NetApp Inc.	237,521	10,550,683
Seagate Technology PLC	236,556	8,745,475
Western Digital Corp.	400,358	35,739,959

		310,615,216
WIRELESS TELECOMMUNICATION SERVICES — 0.62%
Sprint Corp.[b,c]	934,139	6,109,269
T-Mobile U.S. Inc.[b]	377,532	22,565,088

		28,674,357

TOTAL COMMON STOCKS (Cost: $3,963,013,733)		4,600,584,941

SHORT-TERM INVESTMENTS — 0.98%

MONEY MARKET FUNDS — 0.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[a,d,e]	40,720,125	40,728,269
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,d]	4,602,944	4,602,944

		45,331,213

TOTAL SHORT-TERM INVESTMENTS (Cost: $45,332,092)		45,331,213

TOTAL INVESTMENTS IN SECURITIES — 100.85% (Cost: $4,008,345,825)		4,645,916,154
Other Assets, Less Liabilities — (0.85)%		(39,121,167)

NET ASSETS — 100.00%		$4,606,794,987

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	26,355,506	14,364,619	[a]	—	40,720,125	$40,728,269	$(4,009)	$(1,530)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,317,486	2,285,459	[a]	—	4,602,944	4,602,944	—	—	10,955
PNC Financial Services Group Inc. (The)	404,918	99,932		(7,586)	497,264	68,020,743	113,879	3,570,674	359,127

						$113,351,956	$109,870	$3,569,144	$370,082

[a]	Net of shares purchased and sold.

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	43	Dec 2017	$5,531	$80,294

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,600,584,941	$—	$—	$4,600,584,941
Money market funds	45,331,213	—	—	45,331,213

Total	$4,645,916,154	$—	$—	$4,645,916,154

Derivative financial instruments[a]:
Assets:
Futures contracts	$80,294	$—	$—	$80,294

Total	$80,294	$—	$—	$80,294

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

230

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.65%

AEROSPACE & DEFENSE — 2.60%
General Dynamics Corp.	199,797	$40,554,795
Huntington Ingalls Industries Inc.	35,893	8,356,967
Northrop Grumman Corp.	133,992	39,598,656
Rockwell Collins Inc.	122,019	16,545,776

		105,056,194
AIR FREIGHT & LOGISTICS — 0.44%
CH Robinson Worldwide Inc.	118,422	9,299,680
Expeditors International of Washington Inc.	143,879	8,399,656

		17,699,336
AIRLINES — 0.14%
Southwest Airlines Co.	106,021	5,710,291

		5,710,291
AUTO COMPONENTS — 0.64%
Delphi Automotive PLC	259,948	25,833,632

		25,833,632
BANKS — 0.37%
East West Bancorp. Inc.	246,229	14,734,343

		14,734,343
BEVERAGES — 0.68%
Brown-Forman Corp. Class B	478,373	27,276,828

		27,276,828
BIOTECHNOLOGY — 4.37%
Biogen Inc.[a]	189,422	59,035,260
Gilead Sciences Inc.	1,207,430	90,508,953
Regeneron Pharmaceuticals Inc.[a]	53,924	21,710,881
United Therapeutics Corp.[a]	43,969	5,214,284

		176,469,378
BUILDING PRODUCTS — 0.15%
AO Smith Corp.	103,823	6,146,322

		6,146,322
CAPITAL MARKETS — 7.95%
BlackRock Inc.[b]	200,971	94,623,176
Charles Schwab Corp. (The)	2,080,148	93,273,836
Eaton Vance Corp. NVS	254,196	12,829,272
Franklin Resources Inc.	599,960	25,276,315
SEI Investments Co.	308,803	19,920,882
T Rowe Price Group Inc.	551,401	51,225,153

Security	Shares	Value
TD Ameritrade Holding Corp.	475,589	$23,774,694

		320,923,328
CHEMICALS — 3.08%
Air Products & Chemicals Inc.	144,396	23,021,054
Celanese Corp. Series A	105,058	10,958,600
International Flavors & Fragrances Inc.	56,833	8,378,321
LyondellBasell Industries NV Class A	389,481	40,322,968
Sherwin-Williams Co. (The)	105,002	41,491,540

		124,172,483
COMMERCIAL SERVICES & SUPPLIES — 0.10%
Rollins Inc.	91,864	4,033,748

		4,033,748
COMMUNICATIONS EQUIPMENT — 0.12%
F5 Networks Inc.[a]	41,087	4,982,621

		4,982,621
CONTAINERS & PACKAGING — 0.17%
Avery Dennison Corp.	66,468	7,056,908

		7,056,908
DISTRIBUTORS — 0.24%
Genuine Parts Co.	107,542	9,488,431

		9,488,431
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.79%
AT&T Inc.	2,029,812	68,303,174
CenturyLink Inc.[c]	201,314	3,822,953

		72,126,127
ELECTRIC UTILITIES — 1.48%
OGE Energy Corp.	682,319	25,136,632
Pinnacle West Capital Corp.	392,872	34,458,803

		59,595,435
ELECTRICAL EQUIPMENT — 0.52%
Rockwell Automation Inc.	103,583	20,801,538

		20,801,538
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.39%
TE Connectivity Ltd.	174,514	15,875,539

		15,875,539

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

October 31, 2017

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.91%
Core Laboratories NVc	22,462	$2,243,954
Helmerich & Payne Inc.	34,840	1,892,160
Schlumberger Ltd.	438,758	28,080,512
TechnipFMC PLC[a]	159,553	4,370,157

		36,586,783
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.39%
Camden Property Trust[c]	89,790	8,192,439
Federal Realty Investment Trust[c]	61,752	7,442,351
Liberty Property Trust	143,068	6,134,756
National Retail Properties Inc.[c]	142,934	5,743,088
Public Storage	233,687	48,431,631
Realty Income Corp.[c]	223,619	12,001,632
Regency Centers Corp.	140,549	8,650,791

		96,596,688
FOOD PRODUCTS — 0.31%
Hormel Foods Corp.	402,583	12,544,486

		12,544,486
GAS UTILITIES — 1.52%
Atmos Energy Corp.	370,939	32,360,718
UGI Corp.	607,153	29,058,343

		61,419,061
HEALTH CARE EQUIPMENT & SUPPLIES — 1.11%
Align Technology Inc.[a,c]	57,697	13,788,429
Edwards Lifesciences Corp.[a]	161,863	16,547,254
ResMed Inc.	89,292	7,516,601
Varian Medical Systems Inc.[a]	65,437	6,817,881

		44,670,165
HEALTH CARE PROVIDERS & SERVICES — 0.75%
Henry Schein Inc.[a]	108,150	8,500,590
McKesson Corp.	157,552	21,723,270

		30,223,860
HEALTH CARE TECHNOLOGY — 0.34%
Cerner Corp.[a]	200,464	13,535,329

		13,535,329
HOTELS, RESTAURANTS & LEISURE — 2.18%
Starbucks Corp.	1,607,795	88,171,478

		88,171,478
HOUSEHOLD DURABLES — 0.35%
Leggett & Platt Inc.	99,246	4,690,366

Security	Shares	Value
NVR Inc.[a]	2,911	$9,552,068

		14,242,434
INDUSTRIAL CONGLOMERATES — 3.40%
3M Co.	596,827	137,383,607

		137,383,607
INSURANCE — 6.24%
Aflac Inc.	662,445	55,572,511
Aon PLC	441,384	63,307,707
Marsh & McLennan Companies Inc.	1,058,076	85,630,091
Principal Financial Group Inc.	485,239	31,952,988
Torchmark Corp.	184,434	15,516,432

		251,979,729
INTERNET & DIRECT MARKETING RETAIL — 1.81%
Priceline Group Inc. (The)[a]	38,300	73,228,068

		73,228,068
INTERNET SOFTWARE & SERVICES — 0.14%
MercadoLibre Inc.[c]	23,747	5,706,642

		5,706,642
IT SERVICES — 11.09%
Accenture PLC Class A	565,783	80,544,868
Automatic Data Processing Inc.	319,104	37,099,031
Broadridge Financial Solutions Inc.	60,193	5,171,783
International Business Machines Corp.	580,948	89,500,849
Jack Henry & Associates Inc.	46,709	5,144,062
Mastercard Inc. Class A	788,509	117,306,484
Paychex Inc.	244,147	15,574,137
Visa Inc. Class A	883,594	97,177,668

		447,518,882
LIFE SCIENCES TOOLS & SERVICES — 0.73%
Mettler-Toledo International Inc.[a]	27,713	18,917,725
Waters Corp.[a,c]	52,760	10,343,598

		29,261,323
MACHINERY — 1.99%
Cummins Inc.	108,182	19,135,232
Fortive Corp.	197,904	14,300,543
Illinois Tool Works Inc.	232,823	36,441,456
Middleby Corp. (The)[a,c]	37,343	4,328,054
Snap-on Inc.	38,982	6,150,580

		80,355,865

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

October 31, 2017

Security	Shares	Value
MEDIA — 0.31%
Omnicom Group Inc.	184,938	$12,425,984

		12,425,984
MULTILINE RETAIL — 0.09%
Nordstrom Inc.	95,659	3,792,879

		3,792,879
OIL, GAS & CONSUMABLE FUELS — 5.02%
Chevron Corp.	604,896	70,101,397
Exxon Mobil Corp.	1,066,136	88,862,436
Marathon Petroleum Corp.	181,377	10,835,462
ONEOK Inc.	71,353	3,872,327
Phillips 66	160,421	14,611,145
Valero Energy Corp.	180,569	14,245,088

		202,527,855
PERSONAL PRODUCTS — 0.92%
Estee Lauder Companies Inc. (The) Class A	333,359	37,272,870

		37,272,870
PHARMACEUTICALS — 6.64%
Bristol-Myers Squibb Co.	1,091,382	67,294,614
Johnson & Johnson	1,439,113	200,626,743

		267,921,357
PROFESSIONAL SERVICES — 0.16%
Robert Half International Inc.	121,817	6,306,466

		6,306,466
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.47%
CBRE Group Inc. Class Aa	309,749	12,179,331
Jones Lang LaSalle Inc.	50,864	6,586,379

		18,765,710
ROAD & RAIL — 0.18%
JB Hunt Transport Services Inc.	68,689	7,307,823

		7,307,823
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.16%
Applied Materials Inc.	557,563	31,463,280
Maxim Integrated Products Inc.	148,529	7,803,714
NVIDIA Corp.	275,144	56,902,530
Skyworks Solutions Inc.	104,044	11,846,450
Texas Instruments Inc.	618,272	59,780,720

		167,796,694

Security	Shares	Value
SOFTWARE — 5.08%
CDK Global Inc.	65,050	$4,134,578
Intuit Inc.	194,208	29,329,292
Microsoft Corp.	2,063,038	171,603,501

		205,067,371
SPECIALTY RETAIL — 3.54%
Bed Bath & Beyond Inc.	114,320	2,274,968
Best Buy Co. Inc.	205,992	11,531,432
Dick’s Sporting Goods Inc.	58,878	1,440,745
Foot Locker Inc.	108,077	3,250,956
Gap Inc. (The)	163,277	4,243,569
O’Reilly Automotive Inc.[a,c]	110,899	23,394,144
Ross Stores Inc.	425,459	27,012,392
TJX Companies Inc. (The)	752,307	52,511,029
Tractor Supply Co.	114,959	6,927,429
Ulta Salon Cosmetics & Fragrance Inc.[a,c]	51,249	10,341,536

		142,928,200
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.82%
Apple Inc.	912,354	154,224,320

		154,224,320
TEXTILES, APPAREL & LUXURY GOODS — 2.43%
Lululemon Athletica Inc.[a]	81,035	4,984,463
Michael Kors Holdings Ltd.[a]	157,152	7,670,589
NIKE Inc. Class B	1,225,058	67,365,940
VF Corp.	256,951	17,896,637

		97,917,629
TOBACCO — 5.89%
Altria Group Inc.	3,703,461	237,836,265

		237,836,265
TRADING COMPANIES & DISTRIBUTORS — 0.45%
Fastenal Co.	233,616	10,972,943
WW Grainger Inc.	36,734	7,262,312

		18,235,255

TOTAL COMMON STOCKS
(Cost: $3,646,867,346)		4,021,733,560

SHORT-TERM INVESTMENTS — 1.06%

MONEY MARKET FUNDS — 1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[b,d,e]	32,966,676	32,973,269

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

October 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[b,d]	9,773,783	$9,773,783

		42,747,052

TOTAL SHORT-TERM INVESTMENTS (Cost: $42,747,051)		42,747,052

TOTAL INVESTMENTS IN SECURITIES — 100.71% (Cost: $3,689,614,397)		4,064,480,612
Other Assets, Less Liabilities — (0.71)%		(28,516,670)

NET ASSETS — 100.00%		$4,035,963,942

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	All or a portion of this security represents a security on loan.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	16,209,780	16,756,895	[a]	—	32,966,676	$32,973,269	$(526)	$(643)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,470,419	4,303,364	[a]	—	9,773,783	9,773,783	—	—	15,020
BlackRock Inc.	182,468	27,735		(9,232)	200,971	94,623,176	815,863	7,855,184	454,463

						$137,370,228	$815,337	$7,854,541	$469,483

[a]	Net of shares purchased and sold.

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	102	Dec 2017	$13,121	$302,064

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

October 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,021,733,560	$—	$—	$4,021,733,560
Money market funds	42,747,052	—	—	42,747,052

Total	$4,064,480,612	$—	$—	$4,064,480,612

Derivative financial instruments[a]:
Assets:
Futures contracts	$302,064	$—	$—	$302,064

Total	$302,064	$—	$—	$302,064

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

235

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.33%
Arconic Inc.	2,489	$62,524
Boeing Co. (The)	1,254	323,507
General Dynamics Corp.	1,689	342,833
Huntington Ingalls Industries Inc.	808	188,127
L3 Technologies Inc.	1,524	285,262
Lockheed Martin Corp.	1,476	454,844
Northrop Grumman Corp.	1,444	426,745
Raytheon Co.	2,076	374,095
Rockwell Collins Inc.	2,944	399,206
Textron Inc.	3,628	191,341
TransDigm Group Inc.	779	216,173
United Technologies Corp.	2,586	309,699

		3,574,356
AIR FREIGHT & LOGISTICS — 0.98%
CH Robinson Worldwide Inc.	4,298	337,522
Expeditors International of Washington Inc.	7,378	430,727
FedEx Corp.	1,207	272,553
United Parcel Service Inc. Class B	3,936	462,598

		1,503,400
AIRLINES — 0.24%
American Airlines Group Inc.	1,537	71,962
Delta Air Lines Inc.	2,484	124,275
Southwest Airlines Co.	1,936	104,273
United Continental Holdings Inc.[a]	1,078	63,041

		363,551
AUTO COMPONENTS — 0.58%
Autoliv Inc.	1,855	231,615
BorgWarner Inc.	2,894	152,572
Delphi Automotive PLC	1,615	160,499
Goodyear Tire & Rubber Co. (The)	3,629	111,011
Lear Corp.	1,328	233,183

		888,880
AUTOMOBILES — 0.41%
Ford Motor Co.	18,246	223,878
General Motors Co.	5,164	221,949
Harley-Davidson Inc.	2,227	105,426
Tesla Inc.[a,b]	226	74,926

		626,179
BANKS — 3.26%
Bank of America Corp.	6,419	175,816
BB&T Corp.	6,835	336,555
CIT Group Inc.	2,554	119,068
Citigroup Inc.	3,030	222,705
Citizens Financial Group Inc.	4,731	179,825

Security	Shares	Value
Comerica Inc.	2,007	$157,690
East West Bancorp. Inc.	2,689	160,910
Fifth Third Bancorp.	7,299	210,941
First Republic Bank/CA	2,261	220,221
Huntington Bancshares Inc./OH	15,741	217,226
JPMorgan Chase & Co.	3,037	305,553
KeyCorp	9,503	173,430
M&T Bank Corp.	1,784	297,518
People’s United Financial Inc.	19,405	362,097
PNC Financial Services Group Inc. (The)[c]	2,496	341,428
Regions Financial Corp.	9,934	153,778
Signature Bank/New York NYa	1,231	160,042
SunTrust Banks Inc.	3,915	235,722
SVB Financial Group[a]	542	118,850
U.S. Bancorp.	7,161	389,415
Wells Fargo & Co.	5,176	290,581
Zions BanCorp.	3,436	159,637

		4,989,008
BEVERAGES — 1.64%
Brown-Forman Corp. Class B	6,193	353,125
Coca-Cola Co. (The)	12,331	566,979
Constellation Brands Inc. Class A	1,516	332,140
Dr Pepper Snapple Group Inc.	4,122	353,091
Molson Coors Brewing Co. Class B	2,016	163,034
Monster Beverage Corp.[a]	1,959	113,485
PepsiCo Inc.	5,685	626,658

		2,508,512
BIOTECHNOLOGY — 0.85%
AbbVie Inc.	2,087	188,352
Alexion Pharmaceuticals Inc.[a]	724	86,634
Alkermes PLC[a]	773	37,691
Amgen Inc.	1,057	185,208
Biogen Inc.[a]	370	115,314
BioMarin Pharmaceutical Inc.[a]	837	68,709
Celgene Corp.[a]	1,004	101,374
Gilead Sciences Inc.	2,366	177,355
Incyte Corp.[a]	390	44,168
Regeneron Pharmaceuticals Inc.[a,b]	206	82,940
Seattle Genetics Inc.[a]	800	49,048
TESARO Inc.[a]	146	16,902
United Therapeutics Corp.[a]	668	79,218
Vertex Pharmaceuticals Inc.[a]	421	61,563

		1,294,476
BUILDING PRODUCTS — 0.93%
Allegion PLC	3,115	259,760
AO Smith Corp.	3,995	236,504
Fortune Brands Home & Security Inc.	3,350	221,301
Johnson Controls International PLC	5,923	245,153
Lennox International Inc.	1,369	261,657
Masco Corp.	5,097	202,962

		1,427,337

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
CAPITAL MARKETS — 3.89%
Affiliated Managers Group Inc.	843	$157,219
Ameriprise Financial Inc.	1,142	178,769
Bank of New York Mellon Corp. (The)	5,443	280,042
BlackRock Inc.[c]	656	308,864
Cboe Global Markets Inc.	3,729	421,601
Charles Schwab Corp. (The)	3,287	147,389
CME Group Inc.	2,171	297,796
E*TRADE Financial Corp.[a]	3,205	139,706
Eaton Vance Corp. NVS	3,446	173,920
Franklin Resources Inc.	4,686	197,421
Goldman Sachs Group Inc. (The)	945	229,144
Intercontinental Exchange Inc.	4,529	299,367
Invesco Ltd.	5,298	189,615
Moody’s Corp.	2,123	302,336
Morgan Stanley	3,745	187,250
MSCI Inc.	2,598	304,901
Nasdaq Inc.	4,692	340,874
Northern Trust Corp.	2,655	248,296
Raymond James Financial Inc.	2,387	202,370
S&P Global Inc.	1,861	291,191
SEI Investments Co.	4,023	259,524
State Street Corp.	2,242	206,264
T Rowe Price Group Inc.	4,402	408,946
TD Ameritrade Holding Corp.	3,818	190,862

		5,963,667
CHEMICALS — 2.87%
Air Products & Chemicals Inc.	1,889	301,163
Albemarle Corp.	1,000	140,890
Axalta Coating Systems Ltd.[a]	2,978	99,019
Celanese Corp. Series A	1,982	206,742
CF Industries Holdings Inc.	2,495	94,760
DowDuPont Inc.	6,395	462,422
Eastman Chemical Co.	2,468	224,119
Ecolab Inc.	3,375	440,978
FMC Corp.	1,887	175,227
International Flavors & Fragrances Inc.	2,229	328,599
LyondellBasell Industries NV Class A	1,603	165,959
Monsanto Co.	2,514	304,445
Mosaic Co. (The)	4,724	105,534
PPG Industries Inc.	2,715	315,592
Praxair Inc.	3,058	446,835
Sherwin-Williams Co. (The)	795	314,144
WR Grace & Co.	3,540	270,775

		4,397,203
COMMERCIAL SERVICES & SUPPLIES — 1.74%
Cintas Corp.	2,977	443,692
Republic Services Inc.	10,754	699,763
Rollins Inc.	8,161	358,349
Stericycle Inc.[a]	1,828	129,514
Waste Connections Inc.	5,135	362,890
Waste Management Inc.	8,151	669,768

		2,663,976

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.93%
Arista Networks Inc.[a,b]	633	$126,530
Cisco Systems Inc.	7,483	255,544
CommScope Holding Co. Inc.[a]	2,182	70,130
F5 Networks Inc.[a]	1,351	163,836
Harris Corp.	2,172	302,603
Juniper Networks Inc.	5,014	124,498
Motorola Solutions Inc.	3,147	284,929
Palo Alto Networks Inc.[a]	634	93,325

		1,421,395
CONSTRUCTION & ENGINEERING — 0.20%
Fluor Corp.	3,203	138,017
Jacobs Engineering Group Inc.	2,939	171,079

		309,096
CONSTRUCTION MATERIALS — 0.18%
Martin Marietta Materials Inc.	475	103,004
Vulcan Materials Co.	1,462	177,998

		281,002
CONSUMER FINANCE — 0.80%
Ally Financial Inc.	7,120	186,046
American Express Co.	3,206	306,237
Capital One Financial Corp.	2,362	217,729
Discover Financial Services	3,641	242,236
Navient Corp.	6,105	76,068
Synchrony Financial	6,093	198,754

		1,227,070
CONTAINERS & PACKAGING — 1.16%
Avery Dennison Corp.	3,693	392,086
Ball Corp.	6,945	298,149
Crown Holdings Inc.[a]	4,666	280,753
International Paper Co.	4,444	254,508
Packaging Corp. of America	1,632	189,753
Sealed Air Corp.	4,497	198,902
WestRock Co.	2,733	167,615

		1,781,766
DISTRIBUTORS — 0.33%
Genuine Parts Co.	3,124	275,630
LKQ Corp.[a]	6,027	227,158

		502,788
DIVERSIFIED CONSUMER SERVICES — 0.08%
H&R Block Inc.	4,763	117,837

		117,837

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.64%
Berkshire Hathaway Inc. Class Ba	3,438	$642,700
Leucadia National Corp.	7,220	182,666
Voya Financial Inc.	3,952	158,712

		984,078
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.84%
AT&T Inc.	13,582	457,034
CenturyLink Inc.	5,817	110,465
Level 3 Communications Inc.[a]	3,302	177,086
Verizon Communications Inc.	9,232	441,936
Zayo Group Holdings Inc.[a]	2,641	95,235

		1,281,756
ELECTRIC UTILITIES — 4.25%
Alliant Energy Corp.	9,400	406,644
American Electric Power Co. Inc.	5,911	439,838
Duke Energy Corp.	5,310	468,926
Edison International	5,195	415,340
Entergy Corp.	4,728	407,837
Eversource Energy	6,567	411,357
Exelon Corp.	6,472	260,239
FirstEnergy Corp.	8,641	284,721
NextEra Energy Inc.	3,160	490,021
OGE Energy Corp.	9,069	334,102
PG&E Corp.	5,835	337,088
Pinnacle West Capital Corp.	4,990	437,673
PPL Corp.	8,911	334,697
Southern Co. (The)	10,697	558,383
Westar Energy Inc.	6,953	371,847
Xcel Energy Inc.	11,079	548,632

		6,507,345
ELECTRICAL EQUIPMENT — 0.83%
Acuity Brands Inc.	694	116,037
AMETEK Inc.	4,459	300,938
Eaton Corp. PLC	2,153	172,283
Emerson Electric Co.	3,553	229,026
Rockwell Automation Inc.	1,312	263,476
Sensata Technologies Holding NVa,b	4,013	196,276

		1,278,036
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.41%
Amphenol Corp. Class A	4,707	409,509
Arrow Electronics Inc.[a]	2,413	201,703
Avnet Inc.	5,904	234,979
CDW Corp./DE	3,415	239,050
Corning Inc.	7,420	232,320
Flex Ltd.[a]	10,432	185,690
FLIR Systems Inc.	5,108	239,157
TE Connectivity Ltd.	3,286	298,927
Trimble Inc.[a]	3,058	125,011

		2,166,346

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.45%
Baker Hughes a GE Co.	1,905	$59,874
Core Laboratories NV	854	85,315
Halliburton Co.	2,483	106,123
Helmerich & Payne Inc.	1,060	57,569
National Oilwell Varco Inc.	2,734	93,475
Schlumberger Ltd.	2,829	181,056
TechnipFMC PLC[a]	3,176	86,991
Weatherford International PLC[a]	5,948	20,639

		691,042
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.90%
Alexandria Real Estate Equities Inc.	2,611	323,660
American Tower Corp.	2,725	391,501
AvalonBay Communities Inc.	2,004	363,385
Boston Properties Inc.	2,915	353,240
Brixmor Property Group Inc.	13,238	231,268
Camden Property Trust	4,133	377,095
Colony NorthStar Inc. Class Ab	15,241	187,159
Crown Castle International Corp.	3,544	379,492
Digital Realty Trust Inc.	4,552	539,139
Duke Realty Corp.	10,347	294,683
Equinix Inc.	646	299,421
Equity Residential	5,655	380,355
Essex Property Trust Inc.	1,369	359,267
Extra Space Storage Inc.[b]	2,859	233,266
Federal Realty Investment Trust	3,343	402,898
GGP Inc.	11,144	216,862
HCP Inc.	4,654	120,259
Host Hotels & Resorts Inc.	9,636	188,480
Iron Mountain Inc.	4,889	195,560
Kimco Realty Corp.	13,784	250,317
Liberty Property Trust	7,093	304,148
Macerich Co. (The)	3,913	213,650
Mid-America Apartment Communities Inc.	2,690	275,322
National Retail Properties Inc.[b]	6,656	267,438
Prologis Inc.	5,376	347,182
Public Storage	1,398	289,735
Realty Income Corp.	4,366	234,323
Regency Centers Corp.	5,417	333,416
SBA Communications Corp.[a]	1,771	278,366
Simon Property Group Inc.[b]	2,222	345,143
SL Green Realty Corp.	2,520	241,114
UDR Inc.	9,374	363,617
Ventas Inc.	3,195	200,486
VEREIT Inc.	17,558	138,533
Vornado Realty Trust	3,338	249,883
Welltower Inc.	2,814	188,425
Weyerhaeuser Co.	6,133	220,236

		10,578,324
FOOD & STAPLES RETAILING — 1.15%
Costco Wholesale Corp.	2,351	378,699
CVS Health Corp.	4,497	308,179

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
Kroger Co. (The)	7,844	$162,371
Sysco Corp.	6,596	366,869
Wal-Mart Stores Inc.	4,125	360,154
Walgreens Boots Alliance Inc.	2,688	178,134

		1,754,406
FOOD PRODUCTS — 2.40%
Archer-Daniels-Midland Co.	4,045	165,319
Bunge Ltd.	2,244	154,342
Campbell Soup Co.	6,174	292,462
Conagra Brands Inc.	7,264	248,138
General Mills Inc.	8,244	428,029
Hershey Co. (The)	2,807	298,047
Hormel Foods Corp.	7,807	243,266
Ingredion Inc.	2,192	274,767
JM Smucker Co. (The)	2,543	269,685
Kellogg Co.	6,552	409,697
Kraft Heinz Co. (The)	1,165	90,089
McCormick & Co. Inc./MD NVS	3,979	396,030
Mondelez International Inc. Class A	5,248	217,425
Tyson Foods Inc. Class A	2,539	185,119

		3,672,415
GAS UTILITIES — 0.52%
Atmos Energy Corp.	4,997	435,938
UGI Corp.	7,451	356,605

		792,543
HEALTH CARE EQUIPMENT & SUPPLIES — 3.88%
Abbott Laboratories	6,788	368,113
Align Technology Inc.[a]	895	213,887
Baxter International Inc.	6,365	410,352
Becton Dickinson and Co.	2,204	459,909
Boston Scientific Corp.[a]	8,065	226,949
C.R. Bard Inc.	838	274,085
Cooper Companies Inc. (The)	1,182	283,987
Danaher Corp.	5,744	529,999
DENTSPLY SIRONA Inc.	4,219	257,654
DexCom Inc.[a,b]	823	37,010
Edwards Lifesciences Corp.[a]	1,082	110,613
Hologic Inc.[a]	6,343	240,083
IDEXX Laboratories Inc.[a]	848	140,912
Intuitive Surgical Inc.[a]	738	277,016
Medtronic PLC	4,243	341,646
ResMed Inc.	2,890	243,280
Stryker Corp.	3,094	479,168
Teleflex Inc.	1,600	379,168
Varian Medical Systems Inc.[a,b]	4,158	433,222
Zimmer Biomet Holdings Inc.	1,965	238,983

		5,946,036
HEALTH CARE PROVIDERS & SERVICES — 2.90%
Aetna Inc.	1,562	265,587
AmerisourceBergen Corp.	2,375	182,756
Anthem Inc.	1,377	288,082
Cardinal Health Inc.	3,506	217,022

Security	Shares	Value
Centene Corp.[a]	1,424	$133,386
Cigna Corp.	1,259	248,300
DaVita Inc.[a]	4,932	299,570
Envision Healthcare Corp.[a]	1,615	68,799
Express Scripts Holding Co.[a]	4,108	251,779
HCA Healthcare Inc.[a,b]	2,468	186,704
Henry Schein Inc.[a]	4,437	348,748
Humana Inc.	642	163,935
Laboratory Corp. of America Holdings[a]	2,222	341,544
McKesson Corp.	1,030	142,016
MEDNAX Inc.[a]	4,003	175,291
Patterson Companies Inc.	6,188	228,956
Quest Diagnostics Inc.	3,146	295,032
UnitedHealth Group Inc.	1,979	416,025
Universal Health Services Inc. Class B	1,825	187,428

		4,440,960
HEALTH CARE TECHNOLOGY — 0.17%
Cerner Corp.[a]	2,884	194,728
Veeva Systems Inc. Class Aa	1,179	71,848

		266,576
HOTELS, RESTAURANTS & LEISURE — 2.54%
Aramark	11,177	488,323
Carnival Corp.	3,660	242,987
Chipotle Mexican Grill Inc.[a,b]	250	67,975
Darden Restaurants Inc.	3,055	251,335
Domino’s Pizza Inc.	899	164,517
Hilton Worldwide Holdings Inc.	3,273	236,572
Las Vegas Sands Corp.	2,094	132,718
Marriott International Inc./MD Class A	2,108	251,864
McDonald’s Corp.	3,116	520,092
MGM Resorts International	3,781	118,534
Norwegian Cruise Line Holdings Ltd.[a]	2,138	119,194
Royal Caribbean Cruises Ltd.	1,016	125,750
Starbucks Corp.	5,072	278,148
Vail Resorts Inc.	1,332	305,055
Wyndham Worldwide Corp.	2,298	245,541
Wynn Resorts Ltd.	508	74,925
Yum! Brands Inc.	3,530	262,809

		3,886,339
HOUSEHOLD DURABLES — 1.57%
DR Horton Inc.	4,388	193,993
Garmin Ltd.	3,096	175,264
Leggett & Platt Inc.	6,513	307,804
Lennar Corp. Class A	3,398	189,167
Mohawk Industries Inc.[a]	1,188	310,971
Newell Brands Inc.	4,255	173,519
NVR Inc.[a]	151	495,487
PulteGroup Inc.	6,929	209,464
Toll Brothers Inc.	4,767	219,473
Whirlpool Corp.	805	131,964

		2,407,106

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.81%
Church & Dwight Co. Inc.	10,353	$467,645
Clorox Co. (The)	4,376	553,695
Colgate-Palmolive Co.	7,314	515,271
Kimberly-Clark Corp.	3,677	413,699
Procter & Gamble Co. (The)	7,049	608,611
Spectrum Brands Holdings Inc.	2,008	220,720

		2,779,641
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
AES Corp./VA	15,068	160,173

		160,173
INDUSTRIAL CONGLOMERATES — 1.02%
3M Co.	2,421	557,290
General Electric Co.	10,771	217,144
Honeywell International Inc.	2,626	378,564
Roper Technologies Inc.	1,559	402,487

		1,555,485
INSURANCE — 9.27%
Aflac Inc.	6,203	520,370
Alleghany Corp.[a]	990	560,558
Allstate Corp. (The)	6,113	573,766
American Financial Group Inc./OH	5,262	555,088
American International Group Inc.	4,507	291,197
Aon PLC	3,645	522,802
Arch Capital Group Ltd.[a]	6,941	691,601
Arthur J Gallagher & Co.	8,354	529,059
Assurant Inc.	2,261	227,570
Athene Holding Ltd. Class Aa	4,493	234,220
Axis Capital Holdings Ltd.	8,618	468,733
Brighthouse Financial Inc.[a]	283	17,597
Chubb Ltd.	4,266	643,398
Cincinnati Financial Corp.	6,505	456,456
Everest Re Group Ltd.	2,488	590,776
FNF Group	6,897	258,086
Hartford Financial Services Group Inc. (The)	6,204	341,530
Lincoln National Corp.	1,804	136,707
Loews Corp.	10,316	510,745
Markel Corp.[a,b]	527	571,426
Marsh & McLennan Companies Inc.	7,442	602,281
MetLife Inc.	3,101	166,152
Principal Financial Group Inc.	3,523	231,990
Progressive Corp. (The)	11,286	549,064
Prudential Financial Inc.	1,843	203,578
Reinsurance Group of America Inc.	3,511	524,473
RenaissanceRe Holdings Ltd.	4,773	660,392
Torchmark Corp.	6,366	535,572
Travelers Companies Inc. (The)	4,277	566,489
Unum Group	4,313	224,448
Willis Towers Watson PLC	2,388	384,659
WR Berkley Corp.	7,580	519,836
XL Group Ltd.	8,226	332,906

		14,203,525

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.42%
Amazon.com Inc.[a]	132	$145,897
Expedia Inc.	871	108,579
Liberty Interactive Corp. QVC Group Series Aa	6,074	138,001
Netflix Inc.[a]	294	57,751
Priceline Group Inc. (The)[a]	75	143,397
TripAdvisor Inc.[a]	1,508	56,550

		650,175
INTERNET SOFTWARE & SERVICES — 1.00%
Akamai Technologies Inc.[a]	2,089	109,150
Alphabet Inc. Class Aa	180	185,947
Alphabet Inc. Class Ca	175	177,912
CoStar Group Inc.[a]	579	171,239
eBay Inc.[a]	4,898	184,361
Facebook Inc. Class Aa	1,330	239,480
MercadoLibre Inc.	288	69,209
Twitter Inc.[a]	2,283	47,076
VeriSign Inc.[a,b]	2,375	255,360
Zillow Group Inc. Class Ca,b	2,245	92,674

		1,532,408
IT SERVICES — 4.36%
Accenture PLC Class A	2,515	358,036
Alliance Data Systems Corp.	585	130,882
Automatic Data Processing Inc.	3,812	443,183
Broadridge Financial Solutions Inc.	4,547	390,678
Cognizant Technology Solutions Corp. Class A	2,593	196,212
DXC Technology Co.	1,192	109,092
Fidelity National Information Services Inc.	4,169	386,717
First Data Corp. Class Aa	5,643	100,502
Fiserv Inc.[a]	3,563	461,159
FleetCor Technologies Inc.[a]	1,064	175,847
Gartner Inc.[a]	2,336	292,724
Global Payments Inc.	2,282	237,214
International Business Machines Corp.	1,919	295,641
Jack Henry & Associates Inc.	4,967	547,016
Leidos Holdings Inc.	2,985	186,622
Mastercard Inc. Class A	2,764	411,200
Paychex Inc.	6,542	417,314
PayPal Holdings Inc.[a]	1,866	135,397
Sabre Corp.	6,925	135,453
Total System Services Inc.	4,008	288,776
Vantiv Inc. Class Aa,b	4,434	310,380
Visa Inc. Class A	3,971	436,731
Western Union Co. (The)	12,126	240,822

		6,687,598
LEISURE PRODUCTS — 0.26%
Hasbro Inc.	1,820	168,514
Mattel Inc.[b]	5,111	72,167

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
Polaris Industries Inc.	1,324	$156,801

		397,482
LIFE SCIENCES TOOLS & SERVICES — 1.22%
Agilent Technologies Inc.	5,012	340,966
Illumina Inc.[a]	431	88,437
Mettler-Toledo International Inc.[a]	554	378,177
Quintiles IMS Holdings Inc.[a]	3,029	327,435
Thermo Fisher Scientific Inc.	2,068	400,840
Waters Corp.[a]	1,711	335,442

		1,871,297
MACHINERY — 2.92%
AGCO Corp.	2,466	169,094
Caterpillar Inc.	1,642	222,984
Cummins Inc.	1,288	227,821
Deere & Co.	1,705	226,560
Dover Corp.	2,357	225,070
Flowserve Corp.	2,545	112,158
Fortive Corp.	1,762	127,322
IDEX Corp.	3,083	395,271
Illinois Tool Works Inc.	2,484	388,796
Ingersoll-Rand PLC	2,603	230,626
Middleby Corp. (The)[a,b]	1,169	135,487
PACCAR Inc.	3,324	238,430
Parker-Hannifin Corp.	1,271	232,097
Pentair PLC	2,360	166,286
Snap-on Inc.	1,593	251,344
Stanley Black & Decker Inc.	2,589	418,253
WABCO Holdings Inc.[a]	1,356	200,105
Wabtec Corp./DE	1,966	150,399
Xylem Inc./NY	5,358	356,468

		4,474,571
MEDIA — 2.77%
CBS Corp. Class B NVS	3,512	197,093
Charter Communications Inc. Class Aa	778	259,984
Comcast Corp. Class A	8,880	319,946
Discovery Communications Inc. Class Aa,b	5,254	99,196
Discovery Communications Inc. Class C NVS[a,b]	5,620	100,092
DISH Network Corp. Class Aa	2,451	118,972
Interpublic Group of Companies Inc. (The)	12,179	234,446
Liberty Broadband Corp. Class Ca,b	1,182	103,177
Liberty Global PLC Series Aa	4,178	128,891
Liberty Global PLC Series C NVS[a,b]	4,741	141,709
Liberty Media Corp.-Liberty SiriusXM Class Aa	6,832	284,963
Liberty Media Corp.-Liberty SiriusXM Class Ca	2,602	108,373
News Corp. Class A	13,356	182,443
Omnicom Group Inc.	5,570	374,248
Scripps Networks Interactive Inc. Class A	2,791	232,434
Sirius XM Holdings Inc.[b]	72,667	395,309
Time Warner Inc.	1,708	167,879
Twenty-First Century Fox Inc. Class A	8,150	213,123
Twenty-First Century Fox Inc. Class B	9,139	232,588
Viacom Inc. Class B NVS	2,342	56,278
Walt Disney Co. (The)	2,967	290,202

		4,241,346

Security	Shares	Value
METALS & MINING — 0.22%
Freeport-McMoRan Inc.[a]	2,147	$30,015
Newmont Mining Corp.	1,921	69,463
Nucor Corp.	2,371	137,115
Steel Dynamics Inc.	2,812	104,635

		341,228
MORTGAGE REAL ESTATE INVESTMENT — 0.68%
AGNC Investment Corp.	26,770	538,880
Annaly Capital Management Inc.	43,605	499,713

		1,038,593
MULTI-UTILITIES — 2.72%
Ameren Corp.	6,656	412,605
CenterPoint Energy Inc.	12,829	379,482
CMS Energy Corp.	8,344	403,599
Consolidated Edison Inc.	5,292	455,377
Dominion Energy Inc.	5,323	431,908
DTE Energy Co.	4,096	452,444
NiSource Inc.	10,472	276,147
Public Service Enterprise Group Inc.	6,617	325,556
SCANA Corp.	5,064	218,461
Sempra Energy	3,298	387,515
WEC Energy Group Inc.	6,374	429,544

		4,172,638
MULTILINE RETAIL — 0.58%
Dollar General Corp.	2,202	178,010
Dollar Tree Inc.[a]	2,110	192,537
Kohl’s Corp.	2,310	96,466
Macy’s Inc.	3,927	73,670
Nordstrom Inc.	2,456	97,380
Target Corp.	4,166	245,961

		884,024
OIL, GAS & CONSUMABLE FUELS — 2.31%
Anadarko Petroleum Corp.	1,351	66,699
Andeavor	2,010	213,542
Antero Resources Corp.[a,b]	3,899	75,641
Apache Corp.	1,498	61,972
Cabot Oil & Gas Corp.	4,522	125,259
Cheniere Energy Inc.[a]	1,387	64,828
Chevron Corp.	2,082	241,283
Cimarex Energy Co.	994	116,228
Concho Resources Inc.[a]	718	96,363
ConocoPhillips	2,109	107,875
Continental Resources Inc./OKa,b	1,078	43,885
Devon Energy Corp.	1,648	60,811
Diamondback Energy Inc.[a]	834	89,371
EOG Resources Inc.	1,476	147,408
EQT Corp.[b]	2,453	153,411
Exxon Mobil Corp.	4,367	363,990

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
Hess Corp.	1,638	$72,334
HollyFrontier Corp.	3,382	124,965
Kinder Morgan Inc./DE	4,363	79,014
Marathon Oil Corp.	2,876	40,897
Marathon Petroleum Corp.	1,538	91,880
Murphy Oil Corp.	1,841	49,247
Newfield Exploration Co.[a]	1,736	53,451
Noble Energy Inc.	2,557	71,264
Occidental Petroleum Corp.	3,651	235,745
ONEOK Inc.	1,162	63,062
Parsley Energy Inc. Class Aa,b	1,507	40,086
Phillips 66	2,054	187,078
Pioneer Natural Resources Co.	703	105,218
Plains GP Holdings LP Class A	1,569	32,008
Range Resources Corp.	1,908	34,554
Targa Resources Corp.	817	33,906
Valero Energy Corp.	2,055	162,119
Williams Companies Inc. (The)	1,379	39,302

		3,544,696
PERSONAL PRODUCTS — 0.29%
Coty Inc. Class A	4,883	75,198
Estee Lauder Companies Inc. (The) Class A	3,259	364,389

		439,587
PHARMACEUTICALS — 1.63%
Allergan PLC	619	109,705
Bristol-Myers Squibb Co.	3,243	199,964
Eli Lilly & Co.	3,057	250,491
Jazz Pharmaceuticals PLC[a,b]	612	86,616
Johnson & Johnson	4,693	654,251
Mallinckrodt PLC[a]	1,158	36,674
Merck & Co. Inc.	5,090	280,408
Mylan NVa	2,278	81,347
Perrigo Co. PLC	1,437	116,383
Pfizer Inc.	10,754	377,035
Zoetis Inc.	4,801	306,400

		2,499,274
PROFESSIONAL SERVICES — 0.95%
Equifax Inc.	2,420	262,642
IHS Markit Ltd.[a]	4,862	207,170
ManpowerGroup Inc.	1,584	195,275
Nielsen Holdings PLC	6,556	243,031
Robert Half International Inc.	3,484	180,367
Verisk Analytics Inc. Class Aa	4,219	358,826

		1,447,311
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.21%
CBRE Group Inc. Class Aa,b	4,768	187,478
Jones Lang LaSalle Inc.	1,084	140,367

		327,845
ROAD & RAIL — 0.99%
AMERCO	549	215,559

Security	Shares	Value
CSX Corp.	2,765	$139,439
JB Hunt Transport Services Inc.	3,017	320,979
Kansas City Southern	1,683	175,402
Knight-Swift Transportation Holdings Inc.[a,b]	6,048	250,690
Norfolk Southern Corp.	1,515	199,101
Union Pacific Corp.	1,876	217,222

		1,518,392
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.67%
Advanced Micro Devices Inc.[a,b]	2,103	23,101
Analog Devices Inc.	2,200	200,860
Applied Materials Inc.	3,139	177,134
Broadcom Ltd.	408	107,675
Intel Corp.	5,643	256,700
KLA-Tencor Corp.	1,531	166,711
Lam Research Corp.	1,013	211,281
Marvell Technology Group Ltd.	6,310	116,546
Maxim Integrated Products Inc.	3,314	174,117
Microchip Technology Inc.	2,271	215,291
Micron Technology Inc.[a]	2,018	89,418
NVIDIA Corp.	475	98,235
Qorvo Inc.[a]	620	47,002
QUALCOMM Inc.	2,481	126,556
Skyworks Solutions Inc.	731	83,232
Texas Instruments Inc.	2,821	272,762
Xilinx Inc.	2,626	193,510

		2,560,131
SOFTWARE — 3.21%
Activision Blizzard Inc.	2,408	157,700
Adobe Systems Inc.[a]	1,738	304,428
ANSYS Inc.[a]	2,556	349,431
Autodesk Inc.[a]	943	117,837
CA Inc.	9,280	300,486
Cadence Design Systems Inc.[a]	8,060	347,870
CDK Global Inc.	1,482	94,196
Citrix Systems Inc.[a,b]	2,574	212,638
Dell Technologies Inc. Class Va	1,404	116,209
Electronic Arts Inc.[a]	1,168	139,693
Fortinet Inc.[a]	2,632	103,727
Intuit Inc.	2,204	332,848
Microsoft Corp.	3,069	255,280
Nuance Communications Inc.[a]	6,061	89,339
Oracle Corp.	6,256	318,430
Red Hat Inc.[a,b]	2,040	246,493
salesforce.com Inc.[a]	1,626	166,405
ServiceNow Inc.[a]	908	114,744
Splunk Inc.[a]	817	54,984
SS&C Technologies Holdings Inc.	4,996	200,839
Symantec Corp.	6,296	204,620
Synopsys Inc.[a]	4,701	406,731
VMware Inc. Class Aa,b	1,615	193,299
Workday Inc. Class Aa,b	838	93,010

		4,921,237

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2017

Security	Shares	Value
SPECIALTY RETAIL — 2.17%
Advance Auto Parts Inc.	1,158	$94,655
AutoNation Inc.[a,b]	3,737	177,134
AutoZone Inc.[a]	606	357,237
Bed Bath & Beyond Inc.	5,854	116,495
Best Buy Co. Inc.	1,893	105,970
CarMax Inc.[a]	1,686	126,619
Dick’s Sporting Goods Inc.	3,439	84,152
Foot Locker Inc.	2,453	73,786
Gap Inc. (The)	4,006	104,116
Home Depot Inc. (The)	2,443	405,001
L Brands Inc.	3,201	137,771
Lowe’s Companies Inc.	3,448	275,668
O’Reilly Automotive Inc.[a,b]	1,005	212,005
Ross Stores Inc.	3,641	231,167
Signet Jewelers Ltd.	1,953	128,058
Tiffany & Co.	1,690	158,218
TJX Companies Inc. (The)	4,193	292,671
Tractor Supply Co.	2,375	143,117
Ulta Salon Cosmetics & Fragrance Inc.[a]	523	105,536

		3,329,376
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.58%
Apple Inc.	1,234	208,595
Hewlett Packard Enterprise Co.	4,982	69,350
HP Inc.	7,162	154,341
NetApp Inc.	3,297	146,453
Seagate Technology PLC	1,414	52,276
Western Digital Corp.	908	81,057
Xerox Corp.	5,894	178,647

		890,719
TEXTILES, APPAREL & LUXURY GOODS — 0.91%
Hanesbrands Inc.	6,004	135,090
Lululemon Athletica Inc.[a]	1,402	86,237
Michael Kors Holdings Ltd.[a]	2,060	100,549
NIKE Inc. Class B	4,763	261,917
PVH Corp.	1,236	156,737
Ralph Lauren Corp.	1,341	119,926
Tapestry Inc.	3,169	129,771
Under Armour Inc. Class Aa,b	3,639	45,560
Under Armour Inc. Class Ca,b	5,585	64,395
VF Corp.	4,291	298,868

		1,399,050
THRIFTS & MORTGAGE FINANCE — 0.18%
New York Community Bancorp. Inc.	22,195	278,769

		278,769
TOBACCO — 0.47%
Altria Group Inc.	5,903	379,091
Philip Morris International Inc.	3,272	342,382

		721,473

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.44%
Fastenal Co.	4,809	$225,879
HD Supply Holdings Inc.[a]	2,831	100,189
United Rentals Inc.[a]	499	70,599
WW Grainger Inc.	1,365	269,860

		666,527
TRANSPORTATION INFRASTRUCTURE — 0.11%
Macquarie Infrastructure Corp.	2,444	169,980

		169,980
WATER UTILITIES — 0.35%
American Water Works Co. Inc.	6,068	532,528

		532,528
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Sprint Corp.[a,b]	4,846	31,693
T-Mobile U.S. Inc.[a]	2,653	158,570

		190,263

TOTAL COMMON STOCKS
(Cost: $150,757,748)		152,922,149

SHORT-TERM INVESTMENTS — 3.38%

MONEY MARKET FUNDS — 3.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	4,974,050	4,975,045
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	207,111	207,111

		5,182,156

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,181,524)		5,182,156

TOTAL INVESTMENTS IN SECURITIES — 103.18%
(Cost: $155,939,272)		158,104,305
Other Assets, Less Liabilities — (3.18)%		(4,869,112)

NET ASSETS — 100.00%		$153,235,193

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	4,728,391	245,659	[a]	—	4,974,050	$4,975,045	$(162)	$(398)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	203,520	3,591	[a]	—	207,111	207,111	—	—	600
BlackRock Inc.	796	119		(259)	656	308,864	17,810	13,189	1,693
PNC Financial Services Group Inc. (The)	3,023	478		(1,005)	2,496	341,428	30,049	(8,336)	2,021

						$5,832,448	$47,697	$4,455	$4,314

[a]	Net of shares purchased and sold.

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
DJ U.S. Real Estate	1	Dec 2017	$32	$117
S&P 500 E-Mini	2	Dec 2017	257	6,241

Total				$6,358

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$152,922,149	$—	$—	$152,922,149
Money market funds	5,182,156	—	—	5,182,156

Total	$158,104,305	$—	$—	$158,104,305

Derivative financial instruments[a]:
Assets:
Futures contracts	$6,358	$—	$—	$6,358

Total	$6,358	$—	$—	$6,358

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

245

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.65%

AEROSPACE & DEFENSE — 0.85%
L3 Technologies Inc.	123,437	$23,104,938

		23,104,938
AIR FREIGHT & LOGISTICS — 0.74%
FedEx Corp.	89,656	20,245,221

		20,245,221
AIRLINES — 2.81%
American Airlines Group Inc.	340,305	15,933,080
Delta Air Lines Inc.	567,009	28,367,460
Southwest Airlines Co.	342,053	18,422,975
United Continental Holdings Inc.[a]	237,627	13,896,427

		76,619,942
AUTO COMPONENTS — 1.09%
BorgWarner Inc.	131,013	6,907,005
Goodyear Tire & Rubber Co. (The)	305,909	9,357,756
Lear Corp.	76,415	13,417,710

		29,682,471
AUTOMOBILES — 6.41%
Ford Motor Co.	5,444,228	66,800,677
General Motors Co.	2,514,615	108,078,153

		174,878,830
BANKS — 8.80%
Bank of America Corp.	2,935,751	80,410,220
CIT Group Inc.	39,508	1,841,863
Citigroup Inc.	1,013,494	74,491,809
Citizens Financial Group Inc.	131,110	4,983,491
JPMorgan Chase & Co.	679,961	68,410,876
Regions Financial Corp.	296,250	4,585,950
SunTrust Banks Inc.	92,300	5,557,383

		240,281,592
BIOTECHNOLOGY — 2.82%
Gilead Sciences Inc.	988,747	74,116,475
United Therapeutics Corp.[a]	24,371	2,890,157

		77,006,632
CAPITAL MARKETS — 1.37%
Goldman Sachs Group Inc. (The)	86,918	21,075,877
Morgan Stanley	326,565	16,328,250

		37,404,127

Security	Shares	Value
CHEMICALS — 1.93%
Celanese Corp. Series A	39,924	$4,164,473
DowDuPont Inc.	266,381	19,262,010
Eastman Chemical Co.	62,033	5,633,217
LyondellBasell Industries NV Class A	188,221	19,486,520
Mosaic Co. (The)	186,504	4,166,499

		52,712,719
COMMUNICATIONS EQUIPMENT — 3.08%
Cisco Systems Inc.	2,344,910	80,078,677
Juniper Networks Inc.	161,080	3,999,616

		84,078,293
CONSTRUCTION & ENGINEERING — 0.84%
Fluor Corp.	160,460	6,914,221
Jacobs Engineering Group Inc.	276,312	16,084,122

		22,998,343
CONSUMER FINANCE — 0.83%
Ally Financial Inc.	208,169	5,439,456
Capital One Financial Corp.	173,110	15,957,280
Navient Corp.	95,405	1,188,746

		22,585,482
CONTAINERS & PACKAGING — 0.48%
International Paper Co.	110,197	6,310,982
WestRock Co.	109,489	6,714,961

		13,025,943
DIVERSIFIED FINANCIAL SERVICES — 0.13%
Voya Financial Inc.	89,825	3,607,372

		3,607,372
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.79%
AT&T Inc.	1,337,868	45,019,258
CenturyLink Inc.	196,853	3,738,239

		48,757,497
ELECTRIC UTILITIES — 2.47%
Entergy Corp.	147,347	12,710,152
Exelon Corp.	1,076,581	43,289,322
FirstEnergy Corp.	342,916	11,299,082

		67,298,556
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.07%
Arrow Electronics Inc.[a]	53,008	4,430,939
Avnet Inc.	75,852	3,018,909

246

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

October 31, 2017

Security	Shares	Value
Corning Inc.	525,042	$16,439,065
Flex Ltd.[a]	304,994	5,428,893

		29,317,806
ENERGY EQUIPMENT & SERVICES — 0.42%
Helmerich & Payne Inc.	44,499	2,416,741
National Oilwell Varco Inc.	145,781	4,984,252
TechnipFMC PLC[a]	152,957	4,189,492

		11,590,485
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.87%
Colony NorthStar Inc. Class Ab	587,771	7,217,828
HCP Inc.[b]	294,592	7,612,257
Host Hotels & Resorts Inc.	2,275,012	44,499,234
National Retail Properties Inc.	79,949	3,212,351
VEREIT Inc.	1,996,011	15,748,527

		78,290,197
FOOD & STAPLES RETAILING — 5.52%
CVS Health Corp.	514,801	35,279,313
Kroger Co. (The)	659,877	13,659,454
Wal-Mart Stores Inc.	1,164,165	101,643,246

		150,582,013
FOOD PRODUCTS — 2.52%
Archer-Daniels-Midland Co.	649,538	26,546,618
Bunge Ltd.	174,983	12,035,331
Ingredion Inc.	29,809	3,736,558
JM Smucker Co. (The)	66,968	7,101,956
Tyson Foods Inc. Class A	266,106	19,401,789

		68,822,252
HEALTH CARE PROVIDERS & SERVICES — 5.51%
Aetna Inc.	176,143	29,949,594
AmerisourceBergen Corp.	90,157	6,937,581
Anthem Inc.	151,084	31,608,284
Cardinal Health Inc.	152,826	9,459,929
Centene Corp.[a]	105,504	9,882,560
Cigna Corp.	118,401	23,351,045
Envision Healthcare Corp.[a,b]	36,163	1,540,544
Express Scripts Holding Co.[a,b]	358,218	21,955,181
McKesson Corp.	85,812	11,831,759
Universal Health Services Inc. Class B	37,432	3,844,266

		150,360,743
HOTELS, RESTAURANTS & LEISURE — 0.76%
Carnival Corp.	314,138	20,855,622

		20,855,622
HOUSEHOLD DURABLES — 0.56%
Toll Brothers Inc.	106,871	4,920,341

Security	Shares	Value
Whirlpool Corp.	62,779	$10,291,361

		15,211,702
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.16%
AES Corp./VA	401,882	4,272,006

		4,272,006
INSURANCE — 3.24%
Aflac Inc.	73,919	6,201,065
American International Group Inc.	327,557	21,163,458
Axis Capital Holdings Ltd.	17,024	925,935
Brighthouse Financial Inc.[a]	32,511	2,021,534
Everest Re Group Ltd.	8,081	1,918,833
Hartford Financial Services Group Inc. (The)	94,146	5,182,737
Lincoln National Corp.	80,797	6,122,797
Loews Corp.	73,202	3,624,231
MetLife Inc.	359,645	19,269,779
Prudential Financial Inc.	144,349	15,944,791
Unum Group	59,419	3,092,165
XL Group Ltd.	70,837	2,866,773

		88,334,098
IT SERVICES — 0.41%
DXC Technology Co.	122,478	11,209,187

		11,209,187
MACHINERY — 1.39%
AGCO Corp.	160,300	10,991,771
Cummins Inc.	151,945	26,876,032

		37,867,803
MEDIA — 0.48%
News Corp. Class A	625,321	8,541,885
Viacom Inc. Class B NVS	186,172	4,473,713

		13,015,598
METALS & MINING — 0.74%
Freeport-McMoRan Inc.[a]	367,296	5,134,798
Newmont Mining Corp.	196,370	7,100,739
Nucor Corp.	103,906	6,008,884
Steel Dynamics Inc.	50,044	1,862,137

		20,106,558
MORTGAGE REAL ESTATE INVESTMENT — 0.21%
AGNC Investment Corp.	116,123	2,337,556
Annaly Capital Management Inc.	300,536	3,444,142

		5,781,698

247

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

October 31, 2017

Security	Shares	Value
MULTI-UTILITIES — 0.64%
Public Service Enterprise Group Inc.	352,460	$17,341,032

		17,341,032
MULTILINE RETAIL — 1.63%
Kohl’s Corp.	249,873	10,434,697
Macy’s Inc.	323,450	6,067,922
Nordstrom Inc.	90,826	3,601,251
Target Corp.	414,706	24,484,242

		44,588,112
OIL, GAS & CONSUMABLE FUELS — 5.96%
Andeavor	72,010	7,650,343
Antero Resources Corp.[a,b]	55,650	1,079,610
Chevron Corp.	743,444	86,157,725
HollyFrontier Corp.	102,054	3,770,895
Marathon Oil Corp.	406,214	5,776,363
Marathon Petroleum Corp.	220,800	13,190,592
Murphy Oil Corp.	90,162	2,411,834
Phillips 66	171,292	15,601,275
Plains GP Holdings LP Class A	48,461	988,604
Valero Energy Corp.	329,260	25,975,322

		162,602,563
PERSONAL PRODUCTS — 0.07%
Coty Inc. Class A	126,117	1,942,202

		1,942,202
PHARMACEUTICALS — 5.04%
Allergan PLC	154,197	27,328,334
Mallinckrodt PLC[a,b]	96,463	3,054,983
Mylan NVa	319,762	11,418,701
Perrigo Co. PLC	58,580	4,744,394
Pfizer Inc.	2,597,078	91,053,555

		137,599,967
PROFESSIONAL SERVICES — 0.18%
ManpowerGroup Inc.	40,696	5,017,003

		5,017,003
ROAD & RAIL — 1.91%
AMERCO	4,562	1,791,224
Norfolk Southern Corp.	382,234	50,233,192

		52,024,416
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.27%
Intel Corp.	2,257,379	102,688,171
Lam Research Corp.	53,403	11,138,264
Micron Technology Inc.[a]	813,092	36,028,106
Qorvo Inc.[a]	64,583	4,896,037

Security	Shares	Value
QUALCOMM Inc.	323,306	$16,491,839

		171,242,417
SOFTWARE — 0.46%
CA Inc.	131,620	4,261,856
Nuance Communications Inc.[a]	99,743	1,470,212
Symantec Corp.	214,415	6,968,487

		12,700,555
SPECIALTY RETAIL — 1.37%
Bed Bath & Beyond Inc.	170,502	3,392,990
Best Buy Co. Inc.	380,541	21,302,685
Dick’s Sporting Goods Inc.	67,366	1,648,446
Foot Locker Inc.	88,500	2,662,080
Gap Inc. (The)	254,026	6,602,136
Signet Jewelers Ltd.[b]	25,235	1,654,659

		37,262,996
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 12.41%
Apple Inc.	1,627,297	275,078,285
Hewlett Packard Enterprise Co.	952,302	13,256,044
HP Inc.	776,810	16,740,256
NetApp Inc.	200,833	8,921,002
Seagate Technology PLC	181,564	6,712,421
Western Digital Corp.	149,060	13,306,586
Xerox Corp.	150,959	4,575,567

		338,590,161
TEXTILES, APPAREL & LUXURY GOODS — 0.52%
Michael Kors Holdings Ltd.[a,b]	98,669	4,816,034
PVH Corp.[b]	60,674	7,694,070
Ralph Lauren Corp.	18,990	1,698,275

		14,208,379
TRADING COMPANIES & DISTRIBUTORS — 0.89%
United Rentals Inc.[a]	171,033	24,197,749

		24,197,749

TOTAL COMMON STOCKS (Cost: $2,470,862,690)		2,719,223,278

SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	12,612,989	12,615,511

248

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

October 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	7,327,343	$7,327,343

		19,942,854

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,942,854)		19,942,854

TOTAL INVESTMENTS IN SECURITIES — 100.38% (Cost: $2,490,805,544)		2,739,166,132
Other Assets, Less Liabilities — (0.38)%		(10,407,564)

NET ASSETS — 100.00%		$2,728,758,568

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	8,618,270	3,994,719[a]	—	12,612,989	$12,615,511	$(255)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,238,661	3,088,682[a]	—	7,327,343	7,327,343	—	—	8,807

					$19,942,854	$(255)	$—	$8,807

[a]	Net of shares purchased and sold.

249

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

October 31, 2017

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
E-mini Russell 2000	29	Dec 2017	$2,179	$64,190
S&P 500 E-Mini	54	Dec 2017	6,946	139,535

Total				$203,725

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,719,223,278	$—	$—	$2,719,223,278
Money market funds	19,942,854	—	—	19,942,854

Total	$2,739,166,132	$—	$—	$2,739,166,132

Derivative financial instruments[a]:
Assets:
Futures contracts	$203,725	$—	$—	$203,725

Total	$203,725	$—	$—	$203,725

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

250

Schedule of Investments (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.77%

BELGIUM — 0.95%
Proximus SADP	225,302	$7,482,893
UCB SA	90,629	6,597,584

		14,080,477
BRAZIL — 0.62%
TIM Participacoes SA	2,456,355	9,108,040

		9,108,040
CANADA — 2.30%
Air Canada[a]	544,621	10,798,629
BlackBerry Ltd.[a]	775,852	8,498,200
CGI Group Inc. Class Aa	131,285	6,981,295
WestJet Airlines Ltd.	367,598	7,687,877

		33,966,001
CHINA — 0.77%
Tencent Holdings Ltd.	254,100	11,392,779

		11,392,779
DENMARK — 2.58%
DSV A/S	132,979	10,284,242
H Lundbeck A/S	158,389	9,412,685
Novo Nordisk A/S Class B	167,706	8,343,817
Novozymes A/S Class B	182,105	10,058,026

		38,098,770
FRANCE — 6.36%
Airbus SE	94,864	9,697,411
Atos SE	57,596	8,950,667
BioMerieux	123,662	9,701,003
Bouygues SA	166,859	8,011,470
Capgemini SE	71,995	8,751,894
Orange SA	399,784	6,559,784
Sanofi	71,995	6,817,839
SCOR SE	170,247	7,069,445
STMicroelectronics NV	566,643	13,334,236
Vivendi SA	305,767	7,596,034
Zodiac Aerospace	262,570	7,509,376

		93,999,159
GERMANY — 5.01%
BASF SE	65,156	7,106,084
Bayer AG Registered	60,137	7,825,322
Deutsche Boerse AG	76,185	7,870,502
Deutsche Telekom AG Registered	362,435	6,603,499
Hannover Rueck SE	52,469	6,579,972
Infineon Technologies AG	342,089	9,367,132
KION Group AG	107,497	8,604,459

Security	Shares	Value
Merck KGaA	59,290	$6,346,831
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	30,492	6,821,933
Telefonica Deutschland Holding AG	1,374,348	6,985,366

		74,111,100
INDIA — 1.37%
Infosys Ltd. ADR	616,616	9,156,748
Wipro Ltd. ADR[b]	2,081,239	11,155,441

		20,312,189
ITALY — 0.42%
Telecom Italia SpA/Milano[a,b]	7,177,478	6,229,245

		6,229,245
JAPAN — 3.41%
Chugai Pharmaceutical Co. Ltd.	229,400	10,901,698
FANUC Corp.	27,900	6,474,725
Honda Motor Co. Ltd.	254,100	7,878,151
Murata Manufacturing Co. Ltd.	37,000	5,760,187
Takeda Pharmaceutical Co. Ltd.	169,400	9,533,688
Tokyo Electron Ltd.	57,000	9,909,663

		50,458,112
NETHERLANDS — 3.39%
ASM International NV	138,061	9,251,180
ASML Holding NV	57,596	10,386,531
Koninklijke KPN NV	2,054,822	7,095,119
QIAGEN NV	200,739	6,797,022
RELX NV	371,833	8,399,105
Wolters Kluwer NV	166,012	8,138,090

		50,067,047
NORWAY — 0.56%
Telenor ASA	388,773	8,244,065

		8,244,065
RUSSIA — 0.48%
Mobile TeleSystems PJSC ADR	675,059	7,162,376

		7,162,376
SOUTH KOREA — 0.59%
Samsung Electronics Co. Ltd.	3,563	8,758,425

		8,758,425
SPAIN — 1.19%
Grifols SA	327,789	10,262,428

251

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

October 31, 2017

Security	Shares	Value
Telefonica SA	697,081	$7,313,452

		17,575,880
SWEDEN — 2.68%
Elekta AB Class Bb	730,961	7,028,639
Millicom International Cellular SA SDR	138,908	8,885,214
Skandinaviska Enskilda Banken AB Class A	561,561	6,922,417
Tele2 AB Class B	774,158	9,848,280
Telia Co. AB	1,506,813	6,974,486

		39,659,036
SWITZERLAND — 2.91%
Kuehne + Nagel International AG Registered	44,044	7,697,095
Lonza Group AG Registered	35,574	9,457,373
Novartis AG Registered	86,394	7,124,385
Roche Holding AG	27,104	6,267,528
Swiss Re AG	59,290	5,582,230
Swisscom AG Registered	13,552	6,852,135

		42,980,746
UNITED KINGDOM — 3.69%
AstraZeneca PLC	115,192	7,697,415
BT Group PLC	1,306,074	4,514,648
GlaxoSmithKline PLC	320,166	5,771,610
London Stock Exchange Group PLC	174,482	8,714,369
RELX PLC	350,658	8,069,828
Shire PLC	107,569	5,315,312
Sky PLC[a]	604,758	7,573,128
Vodafone Group PLC	2,382,611	6,821,562

		54,477,872
UNITED STATES — 60.49%
3D Systems Corp.[a,b]	402,325	4,980,784
3M Co.	33,880	7,798,837
AbbVie Inc.	98,252	8,867,243
Accenture PLC Class A	49,973	7,114,156
Advanced Micro Devices Inc.[a,b]	625,933	6,875,874
Agilent Technologies Inc.	128,744	8,758,454
Alexion Pharmaceuticals Inc.[a]	46,585	5,574,361
Allergan PLC	30,492	5,404,097
Alnylam Pharmaceuticals Inc.[a]	146,531	17,853,337
Alphabet Inc. Class Aa	7,623	7,874,864
Amazon.com Inc.[a]	7,372	8,148,124
AMETEK Inc.	115,192	7,774,308
Amgen Inc.	41,503	7,272,156
Amphenol Corp. Class A	93,170	8,105,790
Analog Devices Inc.	80,465	7,346,454
Apple Inc.	54,208	9,163,320
Applied Materials Inc.	181,258	10,228,389
Arista Networks Inc.[a,b]	64,372	12,867,319
AT&T Inc.	143,990	4,845,264
Berkshire Hathaway Inc. Class Ba	34,835	6,512,055
Biogen Inc.[a]	22,022	6,863,377
BioMarin Pharmaceutical Inc.[a]	72,842	5,979,600
BlackRock Inc.[c]	14,749	6,944,272

Security	Shares	Value
Boeing Co. (The)	38,115	$9,832,908
Bristol-Myers Squibb Co.	105,028	6,476,026
Cavium Inc.[a,b]	91,476	6,310,929
Celgene Corp.[a]	52,514	5,302,339
CH Robinson Worldwide Inc.	75,383	5,919,827
Charles River Laboratories International Inc.[a]	78,771	9,160,280
Ciena Corp.[a,b]	270,193	5,747,005
Cisco Systems Inc.	191,422	6,537,061
CME Group Inc.	49,126	6,738,613
Cognizant Technology Solutions Corp. Class A	102,487	7,755,191
Covanta Holding Corp.	409,948	6,600,163
Cypress Semiconductor Corp.	521,752	8,274,987
Danaher Corp.	76,230	7,033,742
Dover Corp.	76,230	7,279,203
DowDuPont Inc.	105,826	7,652,278
DXC Technology Co.	95,711	8,759,471
Eaton Corp. PLC	85,547	6,845,471
eBay Inc.[a]	200,739	7,555,816
Eli Lilly & Co.	85,547	7,009,721
Emerson Electric Co.	101,640	6,551,714
Exelixis Inc.[a,b]	354,046	8,776,800
Facebook Inc. Class Aa	49,126	8,845,628
First Solar Inc.[a,b]	177,870	9,750,833
General Electric Co.	189,728	3,824,916
Gilead Sciences Inc.	80,465	6,031,656
Hologic Inc.[a]	149,072	5,642,375
Honeywell International Inc.	51,667	7,448,315
Illumina Inc.[a,b]	47,432	9,732,572
Incyte Corp.[a]	57,596	6,522,747
Infinera Corp.[a,b]	690,305	5,777,853
Intel Corp.	166,859	7,590,416
Intercept Pharmaceuticals Inc.[a,b]	56,749	3,497,441
Intercontinental Exchange Inc.	99,099	6,550,444
International Business Machines Corp.	36,421	5,611,019
Intuitive Surgical Inc.[a,b]	27,951	10,491,687
Ionis Pharmaceuticals Inc.[a,b]	127,897	7,304,198
iRobot Corp.[a,b]	99,099	6,658,462
Jazz Pharmaceuticals PLC[a,b]	57,596	8,151,562
Johnson & Johnson	52,514	7,320,977
Johnson Controls International PLC	132,979	5,504,001
KLA-Tencor Corp.	74,536	8,116,225
Laboratory Corp. of America Holdings[a]	45,738	7,030,388
Lam Research Corp.	55,055	11,482,821
LendingClub Corp.[a,b]	1,003,695	5,711,025
Lexicon Pharmaceuticals Inc.[a,b]	375,221	3,823,502
Marvell Technology Group Ltd.	408,254	7,540,451
Maxim Integrated Products Inc.	149,919	7,876,744
Medtronic PLC	81,312	6,547,242
MercadoLibre Inc.[b]	35,574	8,548,788
Merck & Co. Inc.	96,558	5,319,380
Microchip Technology Inc.	91,476	8,671,925
Micron Technology Inc.[a]	301,532	13,360,883
Microsoft Corp.	95,711	7,961,241
Monsanto Co.	55,055	6,667,161
Myriad Genetics Inc.[a,b]	350,658	12,020,556
Nasdaq Inc.	85,547	6,214,990
Netflix Inc.[a]	47,432	9,317,068

252

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

October 31, 2017

Security	Shares	Value
NVIDIA Corp.	61,831	$12,787,269
PayPal Holdings Inc.[a]	148,225	10,755,206
Pfizer Inc.	186,340	6,533,080
QUALCOMM Inc.	87,241	4,450,163
Quest Diagnostics Inc.	65,219	6,116,238
Quintiles IMS Holdings Inc.[a]	81,312	8,789,827
Red Hat Inc.[a,b]	73,689	8,903,842
Regeneron Pharmaceuticals Inc.[a]	16,093	6,479,364
Rockwell Automation Inc.	42,350	8,504,727
Roper Technologies Inc.	32,186	8,309,460
Schlumberger Ltd.	69,454	4,445,056
Seattle Genetics Inc.[a,b]	90,629	5,556,464
Skyworks Solutions Inc.	76,230	8,679,548
Southwest Airlines Co.	117,733	6,341,099
Spirit AeroSystems Holdings Inc. Class A	96,558	7,734,296
Splunk Inc.[a,b]	104,181	7,011,381
Sprint Corp.[a,b]	688,611	4,503,516
Stryker Corp.	52,514	8,132,843
Synaptics Inc.[a,b]	106,722	3,961,521
T-Mobile U.S. Inc.[a]	99,099	5,923,147
Tableau Software Inc. Class Aa	132,132	10,714,584
TE Connectivity Ltd.	84,700	7,705,159
Tesla Inc.[a,b]	29,645	9,828,207
Texas Instruments Inc.	83,006	8,025,850
Trimble Inc.[a]	194,810	7,963,833
U.S. Cellular Corp.[a,b]	145,684	5,330,578
United Continental Holdings Inc.[a]	80,465	4,705,593
United Technologies Corp.	54,208	6,491,950
United Therapeutics Corp.[a]	44,891	5,323,624
UnitedHealth Group Inc.	37,268	7,834,479
Varian Medical Systems Inc.[a,b]	73,689	7,677,657
Verint Systems Inc.[a]	151,613	6,398,069
Verizon Communications Inc.	113,498	5,433,149
Versum Materials Inc.	205,312	8,639,529
Vertex Pharmaceuticals Inc.[a]	78,771	11,518,683
VMware Inc. Class Aa,b	72,842	8,718,459
Xilinx Inc.	106,722	7,864,344
XPO Logistics Inc.[a,b]	135,520	9,398,312
Zoetis Inc.	111,804	7,135,331

		894,364,909

TOTAL COMMON STOCKS (Cost: $1,205,978,541)		1,475,046,228

SHORT-TERM INVESTMENTS — 5.85%

MONEY MARKET FUNDS — 5.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	84,688,315	84,705,252

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	1,804,470	$1,804,470

		86,509,722

TOTAL SHORT-TERM INVESTMENTS (Cost: $86,502,921)		86,509,722

TOTAL INVESTMENTS IN SECURITIES — 105.62% (Cost: $1,292,481,462)		1,561,555,950
Other Assets, Less Liabilities — (5.62)%		(83,086,025)

NET ASSETS — 100.00%		$1,478,469,925

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	97,324,829	—		(12,636,514)[a]	84,688,315	$84,705,252	$(6,413)	$(5,706)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,364,915	439,555	[a]	—	1,804,470	1,804,470	—	—	3,819
BlackRock Inc.	12,267	2,482		—	14,749	6,944,272	—	624,350	32,835

						$93,453,994	$(6,413)	$618,644	$36,654

[a]	Net of shares purchased and sold.

253

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,475,046,228	$—	$—	$1,475,046,228
Money market funds	86,509,722	—	—	86,509,722

Total	$1,561,555,950	$—	$—	$1,561,555,950

254

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

October 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.01%

DOMESTIC EQUITY — 20.37%
iShares Core High Dividend ETF[a]	610,724	$52,326,832
iShares U.S. Preferred Stock ETF[a]	438,685	16,884,986

		69,211,818
DOMESTIC REAL ESTATE — 14.46%
iShares Mortgage Real Estate Capped ETF[a]	1,081,424	49,150,721

		49,150,721
INTERNATIONAL EQUITY — 5.05%
iShares International Select Dividend ETF[a]	512,061	17,148,923

		17,148,923
INTERNATIONAL FIXED INCOME — 19.93%
iShares J.P. Morgan EM Local Currency Bond ETF[a,b,c]	353,658	16,583,024
iShares J.P. Morgan USD Emerging Markets Bond ETF[a,c]	439,961	51,145,466

		67,728,490
INVESTMENT GRADE BONDS — 10.08%
iShares 10+ Year Credit Bond ETF[a]	549,825	34,243,101

		34,243,101
MORTGAGE-BACKED SECURITIES — 9.99%
iShares MBS ETF[a]	317,427	33,936,121

		33,936,121
NON-INVESTMENT GRADE BONDS — 20.13%
iShares iBoxx $ High Yield Corporate Bond ETF[a,c]	773,339	68,417,301

		68,417,301

TOTAL INVESTMENT COMPANIES (Cost: $334,781,909)		339,836,475

SHORT-TERM INVESTMENTS — 36.13%

MONEY MARKET FUNDS — 36.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[a,d,e]	122,768,157	122,792,710

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,d]	812	$812

		122,793,522

TOTAL SHORT-TERM INVESTMENTS (Cost: $122,797,248)		122,793,522

TOTAL INVESTMENTS IN SECURITIES — 136.14% (Cost: $457,579,157)		462,629,997
Other Assets, Less Liabilities — (36.14)%		(122,818,500)

NET ASSETS — 100.00%		$339,811,497

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

255

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	65,940,825	56,827,332	[a]	—	122,768,157	$122,792,710	$(5,070)	$(5,504)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,333	—		(2,521)[a]	812	812	—	—	145
iShares 10+ Year Credit Bond ETF	540,335	24,212		(14,722)	549,825	34,243,101	(13,462)	284,969	337,104
iShares Core High Dividend ETF	463,922	154,147		(7,345)	610,724	52,326,832	38,701	707,443	440,147
iShares iBoxx $ High Yield Corporate Bond ETF	737,680	43,046		(7,387)	773,339	68,417,301	(9,613)	(311,585)	833,204
iShares iBoxx $ Investment Grade Corporate Bond ETF	409,465	4,899		(414,364)	—	—	577,917	(394,036)	130,149
iShares International Select Dividend ETF	795,178	25,788		(308,905)	512,061	17,148,923	1,396,105	(1,465,355)	131,640
iShares J.P. Morgan EM Local Currency Bond ETF	—	357,402		(3,744)	353,658	16,583,024	(1,704)	(580,562)	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	425,706	20,278		(6,023)	439,961	51,145,466	463	425,218	585,694
iShares MBS ETF	—	320,700		(3,273)	317,427	33,936,121	(1,750)	(234,989)	129,447
iShares Mortgage Real Estate Capped ETF	1,061,857	47,562		(27,995)	1,081,424	49,150,721	(39,178)	(1,098,825)	1,126,604
iShares U.S. Preferred Stock ETF	418,825	24,254		(4,394)	438,685	16,884,986	(2,140)	(324,991)	226,930

						$462,629,997	$1,940,269	$(2,998,217)	$3,941,064

[a]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$339,836,475	$—	$—	$339,836,475
Money market funds	122,793,522	—	—	122,793,522

Total	$462,629,997	$—	$—	$462,629,997

256

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.99%

AUSTRALIA — 2.26%
AGL Energy Ltd.	106,408	$2,061,737
Alumina Ltd.	1,201,618	2,155,937
Amcor Ltd./Australia	172,064	2,089,772
AMP Ltd.	845,222	3,220,928
APA Group	251,870	1,653,119
ASX Ltd.	154,781	6,406,257
Aurizon Holdings Ltd.	273,944	1,088,041
AusNet Services	654,432	888,161
Australia & New Zealand Banking Group Ltd.	436,550	10,014,964
Bendigo & Adelaide Bank Ltd.	149,424	1,303,816
BHP Billiton Ltd.	431,292	8,776,596
BlueScope Steel Ltd.	54,902	540,514
Boral Ltd.	384,228	2,106,439
Brambles Ltd.	574,490	4,167,038
Coca-Cola Amatil Ltd.	166,970	1,043,398
Commonwealth Bank of Australia	303,161	18,044,993
CSL Ltd.	84,334	8,983,644
Dexus	218,476	1,636,636
Fortescue Metals Group Ltd.	253,568	902,124
Goodman Group	304,508	1,951,905
GPT Group (The)	304,508	1,188,421
Incitec Pivot Ltd.	525,814	1,540,101
James Hardie Industries PLC	159,046	2,425,556
LendLease Group	119,992	1,491,383
Macquarie Group Ltd.	75,844	5,719,386
Medibank Pvt Ltd.	1,090,116	2,566,049
Mirvac Group	829,756	1,533,279
National Australia Bank Ltd.	462,988	11,594,171
Newcrest Mining Ltd.	89,428	1,536,629
Orica Ltd.	142,066	2,273,350
Origin Energy Ltd.[a]	442,750	2,695,460
QBE Insurance Group Ltd.	244,512	2,002,282
Rio Tinto Ltd.[b]	87,730	4,671,692
Santos Ltd.[a]	448,272	1,546,707
Scentre Group	927,814	2,859,834
Seek Ltd.	102,446	1,442,972
South32 Ltd.	1,493,108	3,858,113
Stockland	317,526	1,100,453
Suncorp Group Ltd.	515,211	5,364,617
Sydney Airport	524,682	2,860,353
Telstra Corp. Ltd.	1,075,966	2,920,489
Transurban Group	175,460	1,631,897
Treasury Wine Estates Ltd.	190,176	2,282,043
Vicinity Centres	751,082	1,526,114
Wesfarmers Ltd.	206,726	6,625,600
Westfield Corp.	363,552	2,165,915
Westpac Banking Corp.	587,840	14,869,462
Woodside Petroleum Ltd.	130,180	3,067,331
Woolworths Ltd.	250,888	4,978,494

		179,374,172
AUSTRIA — 0.11%
Erste Group Bank AG	70,523	3,030,726
OMV AG	49,341	2,964,808

Security	Shares	Value
Voestalpine AG	44,714	$2,460,451

		8,455,985
BELGIUM — 0.40%
Ageas	71,036	3,446,265
Anheuser-Busch InBev SA/NV	142,632	17,455,017
Groupe Bruxelles Lambert SA	48,309	5,187,666
KBC Group NV	46,412	3,855,564
UCB SA	24,338	1,771,751

		31,716,263
BRAZIL — 0.44%
Ambev SA	622,695	3,978,274
B3 SA — Brasil Bolsa Balcao	622,600	4,548,624
Banco do Brasil SA	169,800	1,787,614
BR Malls Participacoes SA	670,848	2,600,257
BRF SAa	113,272	1,532,177
CCR SA	226,400	1,259,566
Cia. de Saneamento Basico do Estado de Sao Paulo	169,800	1,546,774
Cielo SA	221,346	1,514,275
Embraer SA	226,464	1,084,779
Hypermarcas SA	169,800	1,775,157
Klabin SA Units	283,000	1,635,013
Kroton Educacional SA	226,400	1,245,032
Natura Cosmeticos SA	169,800	1,607,503
TIM Participacoes SA	169,800	629,610
Ultrapar Participacoes SA	113,200	2,702,529
Vale SA	527,902	5,180,019

		34,627,203
CANADA — 3.12%
Agnico Eagle Mines Ltd.	74,712	3,338,307
Agrium Inc.	24,497	2,668,997
Alimentation Couche-Tard Inc. Class B	75,844	3,558,920
ARC Resources Ltd.	102,446	1,250,078
Bank of Montreal	132,201	10,135,307
Bank of Nova Scotia (The)	210,156	13,576,753
Barrick Gold Corp.	250,172	3,617,412
BCE Inc.	46,978	2,170,878
Bombardier Inc. Class Ba	666,182	1,410,811
Brookfield Asset Management Inc. Class A	199,798	8,388,075
Cameco Corp.	141,168	1,147,654
Canadian Imperial Bank of Commerce	89,614	7,894,318
Canadian National Railway Co.	144,896	11,668,337
Canadian Natural Resources Ltd.	224,321	7,834,095
Canadian Pacific Railway Ltd.	31,696	5,499,776
Canadian Tire Corp. Ltd. Class A	8,705	1,068,964
Canadian Utilities Ltd. Class A	14,348	433,634
CCL Industries Inc. Class B	33,960	1,638,067
Cenovus Energy Inc.	196,402	1,907,496
Constellation Software Inc./Canada	3,962	2,255,860
Crescent Point Energy Corp.	138,104	1,136,672
Dollarama Inc.	43,582	4,855,179

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Security	Shares	Value
Enbridge Inc.	302,810	$11,646,358
Encana Corp.	207,722	2,431,561
Fairfax Financial Holdings Ltd.	5,094	2,684,753
Finning International Inc.	41,318	1,008,350
First Quantum Minerals Ltd.[b]	164,706	1,843,695
Fortis Inc./Canada	29,432	1,084,721
Franco-Nevada Corp.	40,752	3,240,939
Gildan Activewear Inc.	79,240	2,426,806
Goldcorp Inc.	190,742	2,493,214
Husky Energy Inc.[a]	109,951	1,426,096
Imperial Oil Ltd.	92,983	3,017,205
Kinross Gold Corp.[a]	213,382	844,192
Magna International Inc. Class A	71,316	3,893,585
Manulife Financial Corp.	331,694	6,674,534
National Bank of Canada	37,156	1,804,621
Open Text Corp.	52,072	1,822,177
Pembina Pipeline Corp.	73,580	2,434,402
Potash Corp. of Saskatchewan Inc.	168,240	3,277,097
Power Corp. of Canada	169,368	4,346,205
Restaurant Brands International Inc.	50,374	3,257,058
Rogers Communications Inc. Class B	114,898	5,966,389
Royal Bank of Canada	249,110	19,492,457
Saputo Inc.	69,052	2,495,107
Shaw Communications Inc. Class B	204,326	4,669,493
Shopify Inc. Class Aa,b	19,244	1,914,697
SNC-Lavalin Group Inc.	78,108	3,521,555
Sun Life Financial Inc.	120,055	4,679,826
Suncor Energy Inc.	315,367	10,715,286
Teck Resources Ltd. Class B	95,654	1,955,969
TELUS Corp.	22,380	811,104
Thomson Reuters Corp.	64,052	2,997,143
Toronto-Dominion Bank (The)	319,423	18,172,743
Tourmaline Oil Corp.[a]	61,128	1,119,566
TransCanada Corp.	144,552	6,868,210
Valeant Pharmaceuticals International Inc.[a,b]	78,108	913,108
Wheaton Precious Metals Corp.	126,784	2,632,851

		248,038,663
CHILE — 0.16%
Aguas Andinas SA Series A	1,341,986	875,128
Banco de Chile	6,153,359	944,795
Banco de Credito e Inversiones	13,585	914,398
Banco Santander Chile	10,217,071	804,055
Cia. Cervecerias Unidas SA	70,750	1,021,925
Colbun SA	3,015,648	712,585
Empresas CMPC SA	478,836	1,528,031
Empresas COPEC SA	71,316	1,100,053
Enel Americas SA	4,417,630	951,258
Enel Chile SA	4,417,630	515,438
Enel Generacion Chile SA	611,846	533,928
Itau CorpBanca	50,005,534	466,589
LATAM Airlines Group SA	131,878	1,819,917
SACI Falabella	90,002	860,494

		13,048,594
CHINA — 3.50%
58.com Inc. ADR[a,b]	25,470	1,710,820

Security	Shares	Value
Agricultural Bank of China Ltd. Class H	3,962,000	$1,863,742
Alibaba Group Holding Ltd. ADR[a,b]	195,270	36,103,470
Baidu Inc. ADR[a]	44,148	10,769,463
Bank of China Ltd. Class H	16,414,000	8,184,068
Beijing Enterprises Water Group Ltd.[b]	2,264,000	1,900,741
Brilliance China Automotive Holdings Ltd.	2,264,000	5,722,536
China Construction Bank Corp. Class H	12,796,260	11,415,567
China Evergrande Group[a,b]	1,698,000	6,540,145
China Galaxy Securities Co. Ltd. Class H	849,000	739,983
China Gas Holdings Ltd.[b]	2,264,000	6,877,490
China Huishan Dairy Holdings Co. Ltd.[a,b,c]	3,096,000	4
China Life Insurance Co. Ltd. Class H	2,264,000	7,486,888
China Mengniu Dairy Co. Ltd.	1,132,000	3,134,046
China Merchants Bank Co. Ltd. Class H	1,132,288	4,317,666
China Mobile Ltd.	1,132,000	11,368,171
China Overseas Land & Investment Ltd.	1,132,000	3,670,896
China Pacific Insurance Group Co. Ltd. Class H	679,200	3,347,335
China Petroleum & Chemical Corp. Class H	5,815,200	4,270,950
China Shenhua Energy Co. Ltd. Class H	1,132,000	2,704,566
China Taiping Insurance Holdings Co. Ltd.[b]	452,800	1,491,574
China Telecom Corp. Ltd. Class H	2,264,000	1,134,641
China Unicom Hong Kong Ltd.[a]	2,264,000	3,215,299
Chongqing Changan Automobile Co. Ltd. Class B	514,179	672,892
CNOOC Ltd.	3,396,000	4,622,718
Country Garden Holdings Co. Ltd.	2,830,866	4,484,799
Ctrip.com International Ltd. ADR[a,b]	54,336	2,602,151
Fosun International Ltd.	1,982,500	4,914,449
GCL-Poly Energy Holdings Ltd.[a,b]	9,849,000	1,691,617
GOME Retail Holdings Ltd.[b]	7,924,000	1,015,663
Great Wall Motor Co. Ltd. Class Hb	1,214,500	1,530,228
Guangdong Investment Ltd.	1,618,000	2,343,485
Haier Electronics Group Co. Ltd.	1,132,000	2,981,696
Hengan International Group Co. Ltd.[b]	283,000	2,789,446
Industrial & Commercial Bank of China Ltd. Class H	13,610,260	10,798,471
JD.com Inc. ADR[a,b]	99,050	3,716,356
Kunlun Energy Co. Ltd.[b]	1,132,000	1,049,035
Lenovo Group Ltd.[b]	2,264,000	1,311,656
NetEase Inc. ADR	16,980	4,787,002
New Oriental Education & Technology Group Inc. ADR	37,356	3,109,513
PetroChina Co. Ltd. Class H	4,528,000	2,954,128
Ping An Insurance Group Co. of China Ltd. Class H	1,415,000	12,423,735
Shimao Property Holdings Ltd.	968,500	2,028,415
SINA Corp./China[a]	10,188	1,096,738
Sino Biopharmaceutical Ltd.	1,132,000	1,321,813
Sino-Ocean Group Holding Ltd.	5,094,000	3,323,395
TAL Education Group Class A ADR	125,652	3,455,430
Tencent Holdings Ltd.	1,075,400	48,216,427
TravelSky Technology Ltd. Class H	566,000	1,465,457
Vipshop Holdings Ltd. ADR[a]	76,410	603,639
Want Want China Holdings Ltd.[b]	3,396,000	2,777,113
Weibo Corp. ADR[a,b]	8,902	824,770
Yum China Holdings Inc.[a]	94,522	3,813,963
YY Inc. ADR[a]	17,546	1,585,983

		278,282,244

258

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Security	Shares	Value
COLOMBIA — 0.03%
Ecopetrol SA	1,248,030	$682,868
Grupo de Inversiones Suramericana SA	105,842	1,343,283

		2,026,151
CZECH REPUBLIC — 0.03%
CEZ AS	66,222	1,452,082
Komercni Banka AS	11,370	488,823
O2 Czech Republic ASb	61,694	751,459

		2,692,364
DENMARK — 0.67%
AP Moller — Maersk A/S Class A	1,132	2,098,265
Carlsberg A/S Class B	22,840	2,608,457
Chr Hansen Holding A/S	31,484	2,755,269
Danske Bank A/S	187,913	7,169,265
DSV A/S	94,522	7,310,080
Genmab A/Sa,b	10,138	2,047,408
Novo Nordisk A/S Class B	343,562	17,093,119
Novozymes A/S Class B	59,430	3,282,438
Pandora A/S	17,100	1,614,268
TDC A/S	145,250	858,866
Tryg A/S	119,992	2,857,221
Vestas Wind Systems A/S	36,790	3,245,533

		52,940,189
EGYPT — 0.02%
Commercial International Bank Egypt SAE	277,092	1,238,503

		1,238,503
FINLAND — 0.30%
Fortum OYJ	66,799	1,418,613
Metso OYJ	79,240	2,881,015
Nokia OYJ	928,240	4,558,985
Sampo OYJ Class A	118,294	6,198,540
Stora Enso OYJ Class R	62,260	974,075
UPM-Kymmene OYJ	207,156	6,226,220
Wartsila OYJ Abp	23,206	1,494,970

		23,752,418
FRANCE — 3.43%
Accor SA	76,066	3,795,741
Air Liquide SA	69,355	8,830,905
Airbus SE	104,710	10,703,912
Alstom SA	49,310	1,995,594
Arkema SA	13,452	1,699,510
Atos SE	21,508	3,342,436
AXA SA	330,544	9,984,793
BNP Paribas SA	193,007	15,073,508
Bouygues SA	74,950	3,598,605
Capgemini SE	58,864	7,155,656
Carrefour SA	98,623	1,985,314
Cie. de Saint-Gobain	111,172	6,522,114

Security	Shares	Value
Cie. Generale des Etablissements Michelin Class B	49,808	$7,206,559
Credit Agricole SA	286,962	5,007,759
Danone SA	104,307	8,522,882
Edenred	75,418	2,174,490
Engie SA	232,060	3,922,608
Essilor International SA	61,694	7,812,315
Groupe Eurotunnel SE Registered	142,632	1,792,857
Hermes International	3,962	2,056,450
Iliad SAb	7,358	1,837,344
Ingenico Group SA	12,452	1,208,926
Kering	20,942	9,599,976
L’Oreal SA	44,801	9,971,076
Legrand SA	48,110	3,574,037
LVMH Moet Hennessy Louis Vuitton SE	52,694	15,720,922
Orange SA	353,011	5,792,317
Pernod Ricard SA	57,732	8,659,067
Publicis Groupe SA	30,942	2,017,128
Renault SA	35,092	3,480,559
Safran SA	50,940	5,366,347
Sanofi	206,024	19,510,221
Schneider Electric SE	98,623	8,668,515
SES SA	116,030	1,886,961
Societe Generale SA	132,444	7,375,092
STMicroelectronics NV	176,592	4,155,561
Suez	62,863	1,105,807
TOTAL SA	408,086	22,757,386
Unibail-Rodamco SE	21,793	5,454,559
Valeo SA	44,148	2,988,095
Veolia Environnement SA	72,124	1,708,984
Vinci SA	82,834	8,110,612
Vivendi SA	207,430	5,153,092
Wendel SA	11,320	1,909,511
Zodiac Aerospace	63,958	1,829,168

		273,025,271
GERMANY — 3.06%
adidas AG	41,884	9,321,857
Allianz SE Registered	79,450	18,450,893
BASF SE	165,838	18,086,725
Bayer AG Registered	146,028	19,001,880
Bayerische Motoren Werke AG	64,524	6,577,132
Beiersdorf AG	24,904	2,793,847
Commerzbank AGa	250,172	3,428,766
Continental AG	15,848	4,022,897
Covestro AGd	23,206	2,226,506
Daimler AG Registered	153,952	12,785,603
Deutsche Bank AG Registered	363,938	5,914,375
Deutsche Boerse AG	54,391	5,619,012
Deutsche Post AG Registered	196,437	8,997,960
Deutsche Telekom AG Registered	571,660	10,415,540
Deutsche Wohnen SE Bearer	108,106	4,604,926
E.ON SE	362,806	4,281,453
Fresenius Medical Care AG & Co. KGaA	60,562	5,857,202
Fresenius SE & Co. KGaA	64,524	5,390,242
GEA Group AGb	32,262	1,555,774
HeidelbergCement AG	32,393	3,300,787

259

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Security	Shares	Value
Henkel AG & Co. KGaA	24,904	$3,139,089
Infineon Technologies AG	236,053	6,463,638
Lanxess AG	33,394	2,609,569
Linde AGb	41,884	9,046,178
MAN SE	28,300	3,128,012
Merck KGaA	23,206	2,484,138
METRO AGa	61,718	1,178,774
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	36,844	8,243,058
Osram Licht AG	36,790	2,814,947
ProSiebenSat.1 Media SE Registered	46,978	1,638,801
RWE AGa	99,616	2,490,383
SAP SE	170,496	19,397,161
Siemens AG Registered	137,538	19,627,548
thyssenkrupp AG	112,159	2,992,759
Vonovia SE	91,692	4,033,394
Zalando SEa,b,d	29,432	1,472,790

		243,393,616
GREECE — 0.03%
Alpha Bank AEa	310,002	617,544
Eurobank Ergasias SAa	572,880	467,831
JUMBO SA	31,992	514,313
National Bank of Greece SAa	1,383,255	457,644
Piraeus Bank SAa	101,201	291,199

		2,348,531
HONG KONG — 1.19%
AIA Group Ltd.	2,150,800	16,182,414
Bank of East Asia Ltd. (The)[b]	566,000	2,481,120
CK Asset Holdings Ltd.	849,016	6,981,001
CK Hutchison Holdings Ltd.	679,016	8,620,643
CLP Holdings Ltd.	283,000	2,878,317
Galaxy Entertainment Group Ltd.	566,000	3,852,265
Hang Lung Properties Ltd.	1,132,000	2,600,097
Hang Seng Bank Ltd.	193,700	4,585,658
Henderson Land Development Co. Ltd.	856,962	5,585,444
Hong Kong & China Gas Co. Ltd.[b]	3,088,869	5,851,660
Hong Kong Exchanges & Clearing Ltd.	193,200	5,378,636
Li & Fung Ltd.	2,270,000	1,143,467
Link REIT	566,000	4,755,480
Melco Resorts & Entertainment Ltd. ADR	43,582	1,101,753
New World Development Co. Ltd.	1,880,666	2,801,064
Sands China Ltd.	452,800	2,132,892
Swire Pacific Ltd. Class A	566,000	5,589,774
Techtronic Industries Co. Ltd.	849,000	4,978,563
WH Group Ltd.[d]	1,981,000	2,005,935
Wharf Holdings Ltd. (The)	561,200	5,103,584

		94,609,767
HUNGARY — 0.05%
OTP Bank PLC	106,665	4,300,696

		4,300,696
INDIA — 0.88%
Dr. Reddy’s Laboratories Ltd. ADR[b]	195,326	7,104,007

Security	Shares	Value
ICICI Bank Ltd. ADR	763,277	$6,983,984
Infosys Ltd. ADR	678,068	10,069,310
Larsen & Toubro Ltd. GDR[e]	530,604	9,895,765
Reliance Industries Ltd. GDR[d]	645,240	18,518,388
Tata Motors Ltd. ADR[a]	234,324	7,676,454
Wipro Ltd. ADR[b]	1,746,676	9,362,183

		69,610,091
INDONESIA — 0.28%
Astra International Tbk PT	4,924,200	2,904,597
Bank Central Asia Tbk PT	3,905,400	6,018,275
Bank Mandiri Persero Tbk PT	2,830,914	1,471,554
Bank Negara Indonesia Persero Tbk PT	2,378,388	1,332,774
Bank Rakyat Indonesia Persero Tbk PT	2,264,000	2,604,122
Charoen Pokphand Indonesia Tbk PT	2,569,445	625,192
Indocement Tunggal Prakarsa Tbk PT	424,500	702,675
Indofood Sukses Makmur Tbk PT	1,552,500	938,654
Kalbe Farma Tbk PT	6,395,800	754,528
Semen Indonesia Persero Tbk PT	849,000	682,330
Telekomunikasi Indonesia Persero Tbk PT	6,792,000	2,018,194
Unilever Indonesia Tbk PT	283,000	1,034,971
United Tractors Tbk PT	586,606	1,499,765

		22,587,631
IRELAND — 0.13%
Bank of Ireland Group PLC[a]	165,569	1,297,694
CRH PLC	112,634	4,247,364
Kerry Group PLC Class A	31,130	3,135,100
Paddy Power Betfair PLC	16,414	1,678,866

		10,359,024
ISRAEL — 0.12%
Israel Chemicals Ltd.	192,014	800,672
Mizrahi Tefahot Bank Ltd.	136,972	2,471,760
Nice Ltd.	49,242	4,059,090
Teva Pharmaceutical Industries Ltd. ADR[b]	181,686	2,507,267

		9,838,789
ITALY — 0.78%
Assicurazioni Generali SpA	177,158	3,227,786
Atlantia SpA	131,878	4,301,675
CNH Industrial NV	314,696	4,021,658
Enel SpA	988,236	6,130,382
Eni SpA	408,086	6,674,613
Ferrari NV	26,602	3,188,871
Fiat Chrysler Automobiles NVa	211,118	3,649,778
Intesa Sanpaolo SpA	2,392,482	8,043,633
Leonardo SpA	160,989	2,781,279
Luxottica Group SpA	43,016	2,467,490
Mediobanca SpA	303,942	3,331,867
Snam SpA	841,642	4,300,345
Telecom Italia SpA/Milano[a]	2,286,074	1,984,055

260

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Security	Shares	Value
Tenaris SA	87,730	$1,200,862
UniCredit SpA[a]	345,826	6,619,154

		61,923,448
JAPAN — 7.87%
Acom Co. Ltd.[a,b]	339,600	1,404,664
Aisin Seiki Co. Ltd.	56,600	2,908,950
Ajinomoto Co. Inc.	169,800	3,401,828
Alps Electric Co. Ltd.	56,600	1,715,982
Asahi Group Holdings Ltd.	169,800	7,712,204
Asics Corp.	113,200	1,720,465
Astellas Pharma Inc.	566,000	7,513,958
Bandai Namco Holdings Inc.	113,200	3,860,336
Bridgestone Corp.	172,200	8,168,248
Canon Inc.	226,400	8,453,887
Casio Computer Co. Ltd.	113,200	1,661,688
Central Japan Railway Co.	56,600	10,246,079
Chugoku Electric Power Co. Inc. (The)	169,800	1,884,342
Concordia Financial Group Ltd.	622,600	3,260,116
Dai-ichi Life Holdings Inc.	226,400	4,268,785
Daiichi Sankyo Co. Ltd.	226,400	5,180,322
Daikin Industries Ltd.	56,600	6,211,405
Daiwa House Industry Co. Ltd.	169,800	6,186,500
Daiwa Securities Group Inc.	566,000	3,515,147
Denso Corp.	169,800	9,252,852
East Japan Railway Co.	113,200	10,928,487
Eisai Co. Ltd.	56,600	3,136,585
FANUC Corp.	56,600	13,135,105
Fast Retailing Co. Ltd.	9,000	2,978,879
FUJIFILM Holdings Corp.	169,800	6,912,741
Fujitsu Ltd.	566,000	4,375,380
Hitachi Ltd.	1,132,000	8,936,056
Honda Motor Co. Ltd.	339,600	10,529,005
Hoya Corp.	113,200	6,115,769
ITOCHU Corp.	283,000	4,926,287
Japan Post Holdings Co. Ltd.	283,000	3,257,626
Japan Tobacco Inc.	226,400	7,465,641
JFE Holdings Inc.	113,200	2,410,842
JTEKT Corp.	80,900	1,321,397
JXTG Holdings Inc.	792,480	4,067,362
Kakaku.com Inc.	113,200	1,547,123
Kansai Electric Power Co. Inc. (The)	169,800	2,312,466
Kao Corp.	169,800	10,215,197
KDDI Corp.	339,600	9,037,670
Keikyu Corp.[b]	283,000	5,825,372
Keyence Corp.	20,000	11,058,699
Kintetsu Group Holdings Co. Ltd.	113,200	4,333,539
Kirin Holdings Co. Ltd.	113,200	2,694,266
Kobe Steel Ltd.[a,b]	113,200	946,405
Komatsu Ltd.	226,400	7,366,020
Kubota Corp.	169,800	3,170,208
Kyocera Corp.	113,200	7,514,456
Kyushu Electric Power Co. Inc.	226,400	2,570,237
Lion Corp.	56,600	1,083,883
Marubeni Corp.	566,000	3,769,182
Mazda Motor Corp.	113,200	1,615,862
MINEBEA MITSUMI Inc.	56,600	1,027,098
MISUMI Group Inc.	56,600	1,544,134
Mitsubishi Chemical Holdings Corp.	679,200	7,038,265

Security	Shares	Value
Mitsubishi Corp.	283,000	$6,596,194
Mitsubishi Electric Corp.	452,800	7,696,763
Mitsubishi Estate Co. Ltd.	56,600	1,018,880
Mitsubishi Heavy Industries Ltd.	113,200	4,402,278
Mitsubishi Motors Corp.	169,800	1,346,386
Mitsubishi UFJ Financial Group Inc.	2,377,200	15,951,905
Mitsui & Co. Ltd.	396,200	5,889,130
Mitsui Fudosan Co. Ltd.	180,000	4,159,817
Mizuho Financial Group Inc.	4,528,000	8,164,985
MS&AD Insurance Group Holdings Inc.	113,200	3,820,488
Murata Manufacturing Co. Ltd.	56,600	8,811,529
NEC Corp.	59,200	1,615,066
Nidec Corp.	56,900	7,508,717
Nintendo Co. Ltd.	10,100	3,893,162
Nippon Steel & Sumitomo Metal Corp.	170,134	4,044,107
Nippon Telegraph & Telephone Corp.	169,800	8,178,433
Nissan Motor Co. Ltd.	566,000	5,471,715
Nitto Denko Corp.	56,600	5,232,623
Nomura Holdings Inc.	706,800	4,035,658
Nomura Real Estate Master Fund Inc.	2,264	2,831,245
NTT DOCOMO Inc.	306,820	7,401,158
Olympus Corp.	56,600	2,087,072
Ono Pharmaceutical Co. Ltd.	113,200	2,587,670
ORIX Corp.	339,600	5,793,493
Otsuka Holdings Co. Ltd.	56,600	2,357,047
Panasonic Corp.	452,800	6,776,260
Rakuten Inc.	283,000	3,011,062
Recruit Holdings Co. Ltd.	169,800	4,148,243
Resona Holdings Inc.	566,000	3,029,492
SBI Holdings Inc./Japan	339,630	5,317,273
Secom Co. Ltd.	56,600	4,272,271
Seven & i Holdings Co. Ltd.	169,800	6,832,048
Seven Bank Ltd.	735,800	2,706,718
Shin-Etsu Chemical Co. Ltd.	113,200	11,864,930
Shionogi & Co. Ltd.	56,600	3,031,983
Shiseido Co. Ltd.	113,200	4,655,316
SoftBank Group Corp.	169,800	14,864,038
Sompo Holdings Inc.	56,600	2,260,912
Sony Corp.	283,000	10,990,751
Subaru Corp.	113,300	3,876,709
Sumitomo Chemical Co. Ltd.	566,000	3,954,977
Sumitomo Corp.	419,300	6,027,691
Sumitomo Electric Industries Ltd.	283,000	4,785,572
Sumitomo Mitsui Financial Group Inc.	226,400	8,999,813
Sumitomo Mitsui Trust Holdings Inc.	113,208	4,428,492
Suruga Bank Ltd.[b]	113,200	2,558,282
Suzuki Motor Corp.	113,200	6,151,632
T&D Holdings Inc.	226,400	3,483,767
Takeda Pharmaceutical Co. Ltd.	169,800	9,556,200
TDK Corp.	56,600	4,318,595
Terumo Corp.	113,200	4,687,195
Tohoku Electric Power Co. Inc.	226,400	2,952,784
Tokio Marine Holdings Inc.	169,800	7,254,941
Tokyo Electric Power Co. Holdings Inc.[a]	396,200	1,617,854
Tokyo Electron Ltd.	56,600	9,840,121
Tokyo Gas Co. Ltd.	113,200	2,809,827
Toray Industries Inc.	566,000	5,695,864

261

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Security	Shares	Value
Toshiba Corp.[a]	1,132,000	$3,277,550
Toyota Motor Corp.	509,400	31,335,968
Unicharm Corp.	56,600	1,281,383
USS Co. Ltd.	226,400	4,542,744
Yaskawa Electric Corp.	113,200	4,024,712

		625,814,493
MALAYSIA — 0.23%
AirAsia Bhd	1,471,600	1,161,012
Alliance Bank Malaysia Bhd[b]	1,234,200	1,075,752
CIMB Group Holdings Bhd[b]	857,900	1,244,244
DiGi.Com Bhd[b]	905,600	1,069,564
Genting Bhd	226,800	484,833
Genting Plantations Bhd[b]	339,600	856,721
Hong Leong Bank Bhd	137,500	517,716
Hong Leong Financial Group Bhd	283,000	1,116,358
IHH Healthcare Bhd	1,584,800	2,111,320
IJM Corp. Bhd[b]	108,720	81,922
IOI Properties Group Bhd	1,271,018	597,455
Malaysia Airports Holdings Bhd	339,600	664,199
Maxis Bhd[b]	560,800	788,180
Petronas Gas Bhd	169,800	723,560
PPB Group Bhd[b]	226,400	897,364
Public Bank Bhd	399,070	1,928,658
RHB Bank Bhd New[a]	146,400	—
Sapura Energy Bhd[b]	2,037,600	770,086
Telekom Malaysia Bhd[b]	735,800	1,103,657
Tenaga Nasional Bhd	226,400	802,173
YTL Power International Bhd	288,751	88,668

		18,083,442
MEXICO — 0.34%
Alfa SAB de CV	977,000	1,022,951
America Movil SAB de CV Series L	5,773,200	4,991,505
Cemex SAB de CV CPO[a]	4,057,854	3,304,785
Fomento Economico Mexicano SAB de CV	622,600	5,447,109
Gentera SAB de CVb	1,245,200	1,264,060
Grupo Financiero Banorte SAB de CV Series O	516,600	3,072,555
Grupo Mexico SAB de CV Series B	735,828	2,397,853
Grupo Televisa SAB[b]	452,800	1,986,566
Mexichem SAB de CV	346,923	895,133
Wal-Mart de Mexico SAB de CV	1,358,400	3,041,981

		27,424,498
NETHERLANDS — 1.25%
Aegon NV	353,184	2,085,186
AerCap Holdings NVa	24,904	1,310,947
Akzo Nobel NV	73,810	6,684,470
Altice NV Class Aa,b	91,126	1,719,216
ArcelorMittal[a]	133,010	3,814,094
ASML Holding NV	61,742	11,134,197
Gemalto NV	22,640	896,204
Heineken NV	54,336	5,295,571
ING Groep NV	644,711	11,911,749
Koninklijke Ahold Delhaize NV	206,413	3,884,644
Koninklijke DSM NV	31,696	2,704,332

Security	Shares	Value
Koninklijke KPN NV	781,646	$2,698,955
Koninklijke Philips NV	222,556	9,062,664
NN Group NV	59,996	2,513,328
NXP Semiconductors NVa	56,600	6,625,030
RELX NV	419,972	9,486,487
Unilever NV CVA	242,248	14,083,530
Wolters Kluwer NV	71,316	3,495,988

		99,406,592
NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	322,909	1,378,131

		1,378,131
NORWAY — 0.22%
DNB ASA	176,592	3,399,362
Orkla ASA	533,408	5,212,233
Statoil ASA	202,126	4,086,048
Telenor ASA	203,760	4,320,801
Yara International ASA	17,553	831,965

		17,850,409
PAKISTAN — 0.01%
Engro Corp. Ltd./Pakistan	56,600	149,389
Habib Bank Ltd.	113,200	172,473
Lucky Cement Ltd.	28,300	130,795
MCB Bank Ltd.	56,600	106,811
Oil & Gas Development Co. Ltd.	113,200	154,365
United Bank Ltd./Pakistan	137,200	233,267

		947,100
PERU — 0.05%
Credicorp Ltd.	18,113	3,793,587

		3,793,587
PHILIPPINES — 0.15%
Aboitiz Equity Ventures Inc.	436,510	633,309
Aboitiz Power Corp.	1,434,500	1,180,944
Ayala Land Inc.	1,528,200	1,278,804
Bank of the Philippine Islands	794,649	1,508,486
BDO Unibank Inc.	1,019,635	2,715,735
Jollibee Foods Corp.	448,010	2,160,862
Metropolitan Bank & Trust Co.	45,287	75,968
Security Bank Corp.	164,140	782,149
SM Prime Holdings Inc.	2,786,525	1,997,122

		12,333,379
POLAND — 0.15%
Alior Bank SAa	105,043	2,087,957
Bank Millennium SAa	753,346	1,652,088
Bank Pekao SA	20,942	684,283

262

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Security	Shares	Value
CCC SA	12,452	$934,024
Cyfrowy Polsat SA	149,990	1,045,316
KGHM Polska Miedz SA	20,942	707,591
mBank SAa	9,056	1,145,921
Polski Koncern Naftowy ORLEN SA	20,376	720,665
Powszechna Kasa Oszczednosci Bank Polski SAa	195,100	2,077,614
Synthos SA	913,711	1,237,917

		12,293,376
PORTUGAL — 0.07%
Banco Espirito Santo SA Registered[a,c]	1	—
EDP — Energias de Portugal SA	721,650	2,575,022
Jeronimo Martins SGPS SA	149,424	2,715,515

		5,290,537
QATAR — 0.06%
Ezdan Holding Group QSC	186,780	487,375
Masraf Al Rayan QSC	190,176	1,866,893
Ooredoo QPSC	36,790	868,025
Qatar Insurance Co. SAQ	50,738	620,297
Qatar National Bank QPSC	40,701	1,358,284

		5,200,874
RUSSIA — 0.38%
Lukoil PJSC ADR	120,558	6,393,191
Magnit PJSC GDR[e]	106,974	3,027,364
MMC Norilsk Nickel PJSC ADR	68,033	1,255,685
Mobile TeleSystems PJSC ADR	349,619	3,709,458
Novatek PJSC GDR[e]	43,582	4,972,706
Sberbank of Russia PJSC ADR	232,626	3,338,183
Surgutneftegas OJSC ADR	253,237	1,263,653
Tatneft PJSC ADR	134,016	6,030,720

		29,990,960
SINGAPORE — 0.43%
Ascendas REIT	1,821,799	3,663,923
CapitaLand Ltd.	2,207,400	5,946,240
CapitaLand Mall Trust	1,698,000	2,517,587
DBS Group Holdings Ltd.	283,000	4,731,900
Genting Singapore PLC	1,698,000	1,520,523
Global Logistic Properties Ltd.[b]	861,000	2,098,150
Hutchison Port Holdings Trust[b]	1,698,000	730,140
Keppel Corp. Ltd.	513,800	2,828,465
Oversea-Chinese Banking Corp. Ltd.[b]	509,400	4,449,398
Singapore Press Holdings Ltd.[b]	236,000	467,704
Singapore Telecommunications Ltd.[b]	1,811,200	4,985,320

		33,939,350
SOUTH AFRICA — 0.73%
Bid Corp. Ltd.	69,052	1,518,619
Brait SEa	181,906	680,479
Capitec Bank Holdings Ltd.	36,224	2,407,479
FirstRand Ltd.	957,672	3,470,746
Fortress Income Fund Ltd.	354,882	1,007,585

Security	Shares	Value
Gold Fields Ltd.	165,838	$661,886
Growthpoint Properties Ltd.	798,626	1,384,200
MMI Holdings Ltd./South Africa	911,260	1,211,469
Mr. Price Group Ltd.	118,860	1,473,011
MTN Group Ltd.	304,517	2,643,723
Naspers Ltd. Class N	86,598	21,096,446
PSG Group Ltd.	79,240	1,470,854
Redefine Properties Ltd.	1,857,612	1,393,743
Sanlam Ltd.	884,092	4,420,069
Sappi Ltd.	325,450	2,179,448
Sasol Ltd.	113,287	3,313,953
Shoprite Holdings Ltd.	25,470	364,473
Standard Bank Group Ltd.	377,550	4,378,552
Steinhoff International Holdings NV Class H	434,688	1,887,683
Woolworths Holdings Ltd./South Africa	261,492	1,041,992

		58,006,410
SOUTH KOREA — 1.76%
AmorePacific Corp.	9,622	2,696,754
AmorePacific Group[b]	14,150	1,812,402
BGF retail Co. Ltd.	11,320	799,225
Celltrion Inc.[a,b]	23,274	3,595,956
CJ CheilJedang Corp.[b]	3,962	1,294,321
CJ Corp.	2,264	376,879
CJ E&M Corp.	14,150	1,067,233
Coway Co. Ltd.	9,932	862,573
Doosan Heavy Industries & Construction Co. Ltd.[b]	39,054	610,028
GS Engineering & Construction Corp.[a,b]	43,860	1,017,860
GS Retail Co. Ltd.	16,414	489,336
Hana Financial Group Inc.	49,929	2,136,918
Hankook Tire Co. Ltd.	15,282	736,581
Hanmi Pharm Co. Ltd.[a]	3,396	1,404,959
Hanmi Science Co. Ltd.[a,b]	13,018	1,066,678
Hanssem Co. Ltd.[b]	5,094	775,228
Hanwha Corp.	57,732	2,300,829
Hyundai Development Co. Engineering & Construction	13,776	493,076
Hyundai Engineering & Construction Co. Ltd.	13,023	439,970
Hyundai Glovis Co. Ltd.	4,528	610,281
Hyundai Heavy Industries Co. Ltd.[a]	12,641	1,765,802
Hyundai Marine & Fire Insurance Co. Ltd.	25,470	1,030,985
Hyundai Mobis Co. Ltd.	10,188	2,423,441
Hyundai Motor Co.	25,470	3,660,169
Hyundai Robotics Co. Ltd.[a]	2,652	1,068,754
Hyundai Steel Co.	9,056	464,783
KB Financial Group Inc.	57,735	3,009,527
KCC Corp.	3,396	1,182,166
Kia Motors Corp.	39,054	1,234,000
Korea Aerospace Industries Ltd. Class Ab	34,526	1,750,414
Korea Electric Power Corp.	44,714	1,564,501
Korea Zinc Co. Ltd.	2,264	1,034,648
KT Corp.	49,140	1,287,329
KT&G Corp.	19,380	1,833,606
LG Chem Ltd.	7,924	2,853,871
LG Corp.	14,155	1,086,562
LG Display Co. Ltd.[b]	39,172	1,024,447
LG Electronics Inc.	17,292	1,404,536

263

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Security	Shares	Value
LG Household & Health Care Ltd.	1,698	$1,783,859
Lotte Chemical Corp.	7,924	2,613,396
Lotte Confectionery Co. Ltd/New[a]	1,573	261,149
Lotte Corp.	11,979	796,552
Lotte Shopping Co. Ltd.	2,050	411,702
Mirae Asset Daewoo Co. Ltd.	80,938	733,271
NAVER Corp.	4,840	3,862,150
NCsoft Corp.	3,396	1,292,805
OCI Co. Ltd.[b]	16,980	1,712,626
Orion Corp./Republic of Korea[a]	7,814	739,308
Ottogi Corp.[b]	1,132	766,892
POSCO	10,472	3,042,474
Samsung C&T Corp.	10,762	1,421,677
Samsung Electronics Co. Ltd.	17,546	43,130,882
Samsung Fire & Marine Insurance Co. Ltd.	5,660	1,379,194
Samsung SDI Co. Ltd.	10,754	1,977,350
Shinhan Financial Group Co. Ltd.	68,867	3,085,753
SK Holdings Co. Ltd.	8,490	2,193,828
SK Hynix Inc.	103,578	7,599,511
SK Innovation Co. Ltd.	24,338	4,453,332
SK Telecom Co. Ltd.	6,226	1,467,099
Woori Bank	59,430	869,953

		139,861,391
SPAIN — 1.10%
ACS Actividades de Construccion y Servicios SA	106,332	4,193,668
Amadeus IT Group SA	82,636	5,607,541
Banco Bilbao Vizcaya Argentaria SA	1,103,134	9,654,925
Banco de Sabadell SA	1,581,408	3,166,847
Banco Santander SA	2,729,980	18,518,829
Bankia SA	469,214	2,240,558
CaixaBank SA	659,956	3,089,101
Distribuidora Internacional de Alimentacion SAb	183,384	897,259
Ferrovial SA	111,357	2,419,377
Grifols SA	113,574	3,555,778
Iberdrola SA	995,539	8,046,367
Industria de Diseno Textil SA	241,682	9,036,265
International Consolidated Airlines Group SA	262,624	2,218,093
Red Electrica Corp. SA	51,216	1,134,214
Repsol SA	326,712	6,122,001
Siemens Gamesa Renewable Energy SAb	61,128	886,578
Telefonica SA	602,088	6,316,830

		87,104,231
SWEDEN — 0.97%
Assa Abloy AB Class B	95,088	2,006,982
Atlas Copco AB Class A	258,662	11,345,312
Boliden AB	125,652	4,397,625
Electrolux AB Class B	28,300	1,000,597
Essity AB Class Ba	71,157	2,127,451
Hennes & Mauritz AB Class B	194,138	4,874,437
Hexagon AB Class B	37,922	1,944,613
Investor AB Class B	83,428	4,134,628
Lundin Petroleum ABa,b	79,806	1,876,992
Millicom International Cellular SA SDR	15,282	977,509
Nordea Bank AB	618,639	7,478,232
Sandvik AB	348,656	6,367,747

Security	Shares	Value
Skandinaviska Enskilda Banken AB Class A	276,595	$3,409,614
SKF AB Class B	72,261	1,680,549
Svenska Handelsbanken AB Class A	416,576	5,971,132
Swedbank AB Class A	164,706	4,088,238
Telefonaktiebolaget LM Ericsson Class B	641,278	4,036,808
Telia Co. AB	429,600	1,988,461
Volvo AB Class B	360,542	7,144,690

		76,851,617
SWITZERLAND — 2.65%
ABB Ltd. Registered	412,168	10,783,850
Adecco Group AG Registered	27,734	2,202,193
Barry Callebaut AG Registered	1,698	2,652,273
Cie. Financiere Richemont SA Class A Registered	106,566	9,835,546
Credit Suisse Group AG Registered	363,180	5,731,161
Geberit AG Registered	6,792	3,077,114
Givaudan SA Registered	2,830	6,325,482
Julius Baer Group Ltd.	78,210	4,629,203
Kuehne + Nagel International AG Registered	5,094	890,224
LafargeHolcim Ltd. Registered	90,560	5,119,438
Lonza Group AG Registered	28,866	7,674,047
Nestle SA Registered	541,662	45,591,334
Novartis AG Registered	387,144	31,925,398
Partners Group Holding AG	2,830	1,905,026
Roche Holding AG	121,124	28,008,710
Schindler Holding AG Participation Certificates	3,962	898,684
Schindler Holding AG Registered	4,528	1,000,721
SGS SA Registered	1,132	2,798,202
Sika AG Bearer	566	4,193,329
Sonova Holding AG Registered	11,320	2,045,277
Swatch Group AG (The) Bearer	7,358	2,886,214
Swiss Prime Site AG Registered	11,352	969,726
Swiss Re AG	75,278	7,087,520
Swisscom AG Registered	3,962	2,003,258
UBS Group AG	611,739	10,420,674
Vifor Pharma AG	16,980	2,185,528
Zurich Insurance Group AG	24,930	7,615,555

		210,455,687
TAIWAN — 1.37%
Acer Inc.	2,830,000	1,463,817
Advanced Semiconductor Engineering Inc.	2,911,747	3,509,408
Catcher Technology Co. Ltd.	566,000	6,005,405
Cathay Financial Holding Co. Ltd.	1,132,000	1,869,182
Chang Hwa Commercial Bank Ltd.	2,969,861	1,610,014
China Airlines Ltd.[a]	3,962,000	1,615,829
China Development Financial Holding Corp.	2,304,000	705,879
China Steel Corp.	1,739,305	1,415,804
Chunghwa Telecom Co. Ltd.	1,698,140	5,799,447
CTBC Financial Holding Co. Ltd.	1,784,142	1,141,728
E.Sun Financial Holding Co. Ltd.	1,279,024	778,199
EVA Airways Corp.	3,045,639	1,499,618
Far EasTone Telecommunications Co. Ltd.	566,000	1,328,696
First Financial Holding Co. Ltd.	1,764,562	1,137,974

264

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Security	Shares	Value
Formosa Plastics Corp.	584,160	$1,780,013
Formosa Taffeta Co. Ltd.	566,000	580,835
Highwealth Construction Corp.	566,000	756,306
Hon Hai Precision Industry Co. Ltd.	2,977,500	11,057,212
HTC Corp.[a]	566,000	1,268,642
Hua Nan Financial Holdings Co. Ltd.	2,990,924	1,636,308
MediaTek Inc.	566,000	6,427,660
Mega Financial Holding Co. Ltd.	1,207,287	948,713
Nan Ya Plastics Corp.	571,830	1,410,638
Siliconware Precision Industries Co. Ltd.	967,454	1,533,325
SinoPac Financial Holdings Co. Ltd.	3,513,963	1,077,742
Taishin Financial Holding Co. Ltd.	1,178,861	515,956
Taiwan Business Bank	10,447,978	2,885,713
Taiwan Cooperative Financial Holding Co. Ltd.	4,368,832	2,361,178
Taiwan Mobile Co. Ltd.	566,000	2,017,441
Taiwan Semiconductor Manufacturing Co. Ltd.	4,528,000	36,482,833
Uni-President Enterprises Corp.	1,336,600	2,792,016
United Microelectronics Corp.	6,226,000	3,199,755

		108,613,286
THAILAND — 0.23%
Bangkok Dusit Medical Services PCL NVDR	2,773,400	1,769,900
Bangkok Expressway & Metro PCL NVDR	6,848,600	1,608,040
BEC World PCL NVDR[b]	1,811,200	948,672
Central Pattana PCL NVDR	1,440,500	3,447,313
Charoen Pokphand Foods PCL NVDR	2,150,800	1,683,347
Energy Absolute PCL NVDR	2,547,000	3,316,007
Glow Energy PCL NVDR	644,900	1,747,171
Indorama Ventures PCL NVDR	1,754,633	2,429,654
Kasikornbank PCL NVDR	226,423	1,499,490

		18,449,594
TURKEY — 0.12%
Akbank Turk AS	293,188	773,021
Anadolu Efes Biracilik ve Malt Sanayii AS	77,194	446,505
Arcelik AS	112,159	612,118
BIM Birlesik Magazalar AS	46,738	952,229
Coca-Cola Icecek AS	64,600	656,796
Emlak Konut Gayrimenkul Yatirim Ortakligi ASa	1,032,950	718,281
TAV Havalimanlari Holding AS	116,953	581,292
Turk Hava Yollari AOa,b	435,907	1,191,796
Turkiye Garanti Bankasi AS	537,700	1,477,186
Turkiye Sise ve Cam Fabrikalari AS	983,567	1,152,855
Turkiye Vakiflar Bankasi Tao Class D	512,796	854,986

		9,417,065
UNITED ARAB EMIRATES — 0.08%
Abu Dhabi Commercial Bank PJSC	509,966	1,026,139
Aldar Properties PJSC	2,300,224	1,490,622
DP World Ltd.	61,387	1,457,941
Emaar Properties PJSC	915,222	2,065,863

		6,040,565
UNITED KINGDOM — 5.89%
3i Group PLC	471,478	6,016,817

Security	Shares	Value
Anglo American PLC	258,662	$4,877,563
Antofagasta PLC	87,730	1,112,003
Ashtead Group PLC	90,560	2,333,029
Associated British Foods PLC	44,714	1,978,475
AstraZeneca PLC	232,060	15,506,825
Auto Trader Group PLC[d]	375,258	1,706,760
Aviva PLC	524,215	3,515,465
BAE Systems PLC	701,890	5,531,867
Barclays PLC	2,712,019	6,696,854
Barratt Developments PLC	162,442	1,411,854
Berkeley Group Holdings PLC	18,678	927,898
BHP Billiton PLC	328,846	5,949,919
BP PLC	3,247,708	22,003,886
British American Tobacco PLC	416,147	26,918,252
British Land Co. PLC (The)	171,498	1,368,723
BT Group PLC	1,459,729	5,045,781
Burberry Group PLC	87,164	2,201,555
Capita PLC	112,634	783,759
Carnival PLC	75,100	4,947,561
Centrica PLC	1,331,232	3,001,742
Compass Group PLC	445,704	9,783,660
Diageo PLC	383,856	13,110,560
Experian PLC	350,920	7,390,831
Ferguson PLC	86,839	6,071,488
Fresnillo PLC	97,918	1,692,994
G4S PLC	288,660	1,077,147
GlaxoSmithKline PLC	874,550	15,765,452
Glencore PLC	2,092,502	10,086,824
HSBC Holdings PLC	3,288,460	32,066,241
Imperial Brands PLC	170,496	6,951,928
Inmarsat PLC	220,740	1,820,349
Intertek Group PLC	35,658	2,568,850
J Sainsbury PLC	605,499	1,949,877
Johnson Matthey PLC	102,093	4,583,773
Kingfisher PLC	281,868	1,170,083
Land Securities Group PLC	293,572	3,765,943
Legal & General Group PLC	2,006,176	7,113,155
Lloyds Banking Group PLC	10,565,522	9,581,423
London Stock Exchange Group PLC	42,450	2,120,132
Marks & Spencer Group PLC	588,074	2,687,191
Mediclinic International PLC[b]	56,600	437,443
Micro Focus International PLC	49,595	1,741,989
National Grid PLC	637,100	7,665,099
Next PLC	26,036	1,701,412
Old Mutual PLC	1,401,416	3,554,532
Pearson PLC	270,784	2,529,700
Persimmon PLC	46,978	1,748,013
Prudential PLC	488,119	12,004,626
Randgold Resources Ltd.	29,436	2,890,673
Reckitt Benckiser Group PLC	103,135	9,224,134
RELX PLC	435,254	10,016,668
Rio Tinto PLC	217,344	10,241,756
Rolls-Royce Holdings PLC	396,200	5,119,284
Rolls-Royce Holdings PLC New[a]	18,225,200	24,202
Royal Bank of Scotland Group PLC[a]	491,854	1,845,171
Royal Dutch Shell PLC Class A ADR	676,247	21,242,727
Royal Dutch Shell PLC Class B	691,086	22,222,787

265

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Security	Shares	Value
RSA Insurance Group PLC	241,116	$2,013,996
Severn Trent PLC	33,394	936,135
Shire PLC	177,158	8,753,916
Sky PLC[a]	230,411	2,885,339
Smith & Nephew PLC	304,087	5,738,176
SSE PLC	235,526	4,322,439
St. James’s Place PLC	66,788	1,043,895
Standard Chartered PLC[a]	628,260	6,260,575
Standard Life Aberdeen PLC	867,947	4,953,835
Tate & Lyle PLC	219,042	1,880,520
Taylor Wimpey PLC	752,214	1,992,812
Tesco PLC	1,394,087	3,358,220
Unilever PLC	251,390	14,253,022
Vedanta Ltd. ADR	316,394	6,517,716
Vodafone Group PLC	4,872,694	13,950,824
Weir Group PLC (The)	57,732	1,497,272
Wm Morrison Supermarkets PLC	778,816	2,318,742
WPP PLC	356,014	6,306,739

		468,388,878
UNITED STATES — 51.87%
3M Co.	113,766	26,187,796
Abbott Laboratories	318,092	17,250,129
AbbVie Inc.	273,378	24,672,364
Accenture PLC Class A	130,746	18,613,001
Activision Blizzard Inc.	118,860	7,784,141
Acuity Brands Inc.	7,358	1,230,258
Adobe Systems Inc.[a]	109,238	19,134,128
Advance Auto Parts Inc.	17,546	1,434,210
Advanced Micro Devices Inc.[a,b]	145,462	1,597,900
AES Corp./VA	300,703	3,196,473
Aetna Inc.	61,694	10,489,831
Aflac Inc.	90,730	7,611,340
AGCO Corp.	28,479	1,952,805
Agilent Technologies Inc.	58,298	3,966,013
Air Products & Chemicals Inc.	48,676	7,760,415
Akamai Technologies Inc.[a]	42,545	2,222,976
Albemarle Corp.	20,942	2,950,518
Alexion Pharmaceuticals Inc.[a]	43,016	5,147,295
Alkermes PLC[a]	20,376	993,534
Alleghany Corp.[a]	1,908	1,080,348
Allergan PLC	63,392	11,234,964
Alliance Data Systems Corp.	9,622	2,152,730
Alliant Energy Corp.	67,920	2,938,219
Allstate Corp. (The)	119,426	11,209,324
Alphabet Inc. Class Aa	50,940	52,623,058
Alphabet Inc. Class Ca	55,468	56,390,988
Altria Group Inc.	359,410	23,081,310
Amazon.com Inc.[a]	70,184	77,572,971
Ameren Corp.	45,846	2,841,994
American Electric Power Co. Inc.	133,591	9,940,506
American Express Co.	161,877	15,462,491
American International Group Inc.	217,344	14,042,596
American Tower Corp.	93,956	13,498,659
American Water Works Co. Inc.	54,336	4,768,527
Ameriprise Financial Inc.	39,620	6,202,115
AmerisourceBergen Corp.	28,300	2,177,685
AMETEK Inc.	18,678	1,260,578
Amgen Inc.	128,482	22,512,616

Security	Shares	Value
Amphenol Corp. Class A	35,092	$3,053,004
Anadarko Petroleum Corp.	97,495	4,813,328
Analog Devices Inc.	44,714	4,082,388
Andeavor	25,470	2,705,933
Annaly Capital Management Inc.	232,626	2,665,894
Anthem Inc.	53,770	11,249,222
Aon PLC	35,092	5,033,246
Apache Corp.	68,486	2,833,266
Apple Inc.	935,598	158,153,486
Applied Materials Inc.	242,814	13,701,994
Archer-Daniels-Midland Co.	129,079	5,275,459
Arconic Inc.	78,445	1,970,538
Arista Networks Inc.[a,b]	9,622	1,923,342
AT&T Inc.	1,038,610	34,949,226
Autodesk Inc.[a]	43,582	5,446,007
Autoliv Inc.	18,112	2,261,464
Automatic Data Processing Inc.	114,898	13,358,041
AutoZone Inc.[a]	5,094	3,002,913
AvalonBay Communities Inc.	21,508	3,900,046
Baker Hughes a GE Co.	82,834	2,603,473
Bank of America Corp.	1,788,025	48,974,005
Bank of New York Mellon Corp. (The)	195,309	10,048,648
Baxter International Inc.	96,121	6,196,921
BB&T Corp.	172,752	8,506,308
Becton Dickinson and Co.	50,616	10,562,041
Bed Bath & Beyond Inc.	62,826	1,250,237
Berkshire Hathaway Inc. Class Ba	208,288	38,937,359
Best Buy Co. Inc.	72,448	4,055,639
Biogen Inc.[a]	39,620	12,347,969
BioMarin Pharmaceutical Inc.[a]	29,998	2,462,536
BlackRock Inc.[f]	21,508	10,126,612
Boeing Co. (The)	106,974	27,597,153
BorgWarner Inc.	45,280	2,387,162
Boston Properties Inc.	35,881	4,348,060
Boston Scientific Corp.[a]	338,468	9,524,490
Brighthouse Financial Inc.[a]	26,036	1,618,918
Bristol-Myers Squibb Co.	314,294	19,379,368
Broadcom Ltd.	75,844	20,015,990
Brown-Forman Corp. Class B	15,848	903,653
Bunge Ltd.	26,602	1,829,686
C.R. Bard Inc.	18,845	6,163,634
CA Inc.	164,140	5,314,853
Cabot Oil & Gas Corp.	112,068	3,104,284
Capital One Financial Corp.	97,495	8,987,089
Cardinal Health Inc.	80,938	5,010,062
CarMax Inc.[a]	33,960	2,550,396
Carnival Corp.	84,334	5,598,934
Caterpillar Inc.	99,751	13,546,186
CBRE Group Inc. Class Aa	59,430	2,336,788
CBS Corp. Class B NVS	107,540	6,035,145
Celanese Corp. Series A	17,546	1,830,223
Celgene Corp.[a]	140,368	14,172,957
Centene Corp.[a]	29,998	2,809,913
CenturyLink Inc.	110,591	2,100,123
Cerner Corp.[a]	45,280	3,057,306
CF Industries Holdings Inc.	53,770	2,042,185
CH Robinson Worldwide Inc.	59,430	4,667,038

266

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Security	Shares	Value
Charles Schwab Corp. (The)	259,794	$11,649,163
Charter Communications Inc. Class Aa	34,526	11,537,553
Cheniere Energy Inc.[a]	58,864	2,751,303
Chevron Corp.	315,262	36,535,713
Chipotle Mexican Grill Inc.[a,b]	5,660	1,538,954
Chubb Ltd.	81,009	12,217,777
Church & Dwight Co. Inc.	71,554	3,232,094
Cigna Corp.	53,770	10,604,519
Cisco Systems Inc.	874,470	29,863,150
CIT Group Inc.	41,884	1,952,632
Citigroup Inc.	493,552	36,276,072
Citizens Financial Group Inc.	104,710	3,980,027
Citrix Systems Inc.[a]	32,262	2,665,164
Clorox Co. (The)	25,625	3,242,331
CME Group Inc.	56,877	7,801,818
CMS Energy Corp.	66,222	3,203,158
Coca-Cola Co. (The)	673,570	30,970,749
Cognizant Technology Solutions Corp. Class A	134,142	10,150,525
Colgate-Palmolive Co.	178,291	12,560,601
Comcast Corp. Class A	865,980	31,201,259
Comerica Inc.	62,260	4,891,768
Conagra Brands Inc.	167,536	5,723,030
Concho Resources Inc.[a]	27,168	3,646,217
ConocoPhillips	201,496	10,306,520
Consolidated Edison Inc.	49,242	4,237,274
Constellation Brands Inc. Class A	32,262	7,068,282
Core Laboratories NV	12,452	1,243,955
Corning Inc.	286,396	8,967,059
Costco Wholesale Corp.	86,032	13,858,035
Coty Inc. Class A	76,410	1,176,714
Crown Castle International Corp.	50,940	5,454,655
CSX Corp.	204,326	10,304,160
Cummins Inc.	32,393	5,729,674
CVS Health Corp.	186,899	12,808,188
Danaher Corp.	145,462	13,421,779
Deere & Co.	59,996	7,972,268
Dell Technologies Inc. Class Va	55,468	4,591,086
Delphi Automotive PLC	51,506	5,118,666
Delta Air Lines Inc.	43,582	2,180,407
Devon Energy Corp.	93,956	3,466,976
DexCom Inc.[a]	15,282	687,232
Digital Realty Trust Inc.	25,470	3,016,667
Discover Financial Services	54,902	3,652,630
DISH Network Corp. Class Aa	34,526	1,675,892
Dollar General Corp.	48,676	3,934,968
Dollar Tree Inc.[a]	39,620	3,615,325
Dominion Energy Inc.	133,576	10,838,357
Domino’s Pizza Inc.	9,622	1,760,826
Dover Corp.	67,920	6,485,681
DowDuPont Inc.	380,426	27,508,604
DR Horton Inc.	107,540	4,754,343
Dr Pepper Snapple Group Inc.	73,810	6,322,565
DTE Energy Co.	27,168	3,000,977
Duke Energy Corp.	144,896	12,795,766
Duke Realty Corp.	83,768	2,385,713
DXC Technology Co.	57,166	5,231,832
Eaton Corp. PLC	101,880	8,152,438
eBay Inc.[a]	211,913	7,976,405
Ecolab Inc.	56,600	7,395,356
Edison International	107,647	8,606,378

Security	Shares	Value
Edwards Lifesciences Corp.[a]	37,922	$3,876,766
Electronic Arts Inc.[a]	70,184	8,394,006
Eli Lilly & Co.	180,648	14,802,297
Emerson Electric Co.	106,519	6,866,215
Entergy Corp.	51,566	4,448,083
Envision Healthcare Corp.[a]	23,206	988,576
EOG Resources Inc.	107,540	10,740,020
EQT Corp.[b]	39,054	2,442,437
Equinix Inc.	13,338	6,182,163
Equity Residential	61,128	4,111,469
Essex Property Trust Inc.	13,584	3,564,849
Estee Lauder Companies Inc. (The) Class A	27,734	3,100,939
Eversource Energy	43,582	2,729,976
Exelon Corp.	164,706	6,622,828
Expedia Inc.	20,376	2,540,072
Expeditors International of Washington Inc.	96,786	5,650,367
Express Scripts Holding Co.[a]	130,746	8,013,422
Exxon Mobil Corp.	715,854	59,666,431
F5 Networks Inc.[a]	19,985	2,423,581
Facebook Inc. Class Aa	408,652	73,581,879
Fastenal Co.	43,016	2,020,462
Federal Realty Investment Trust	12,452	1,500,715
FedEx Corp.	53,204	12,013,995
Fidelity National Information Services Inc.	42,450	3,937,662
Fifth Third Bancorp.	208,529	6,026,488
First Republic Bank/CA	50,940	4,961,556
FirstEnergy Corp.	96,786	3,189,099
FleetCor Technologies Inc.[a]	14,716	2,432,113
Fluor Corp.	65,320	2,814,639
FMC Corp.	23,206	2,154,909
FNF Group	51,506	1,927,355
Ford Motor Co.	570,144	6,995,667
Fortive Corp.	81,303	5,874,955
Franklin Resources Inc.	135,274	5,699,094
Freeport-McMoRan Inc.[a]	245,644	3,434,103
Gap Inc. (The)	69,052	1,794,661
General Dynamics Corp.	59,430	12,063,101
General Electric Co.	1,514,050	30,523,248
General Mills Inc.	129,048	6,700,172
General Motors Co.	182,252	7,833,191
GGP Inc.	89,428	1,740,269
Gilead Sciences Inc.	225,834	16,928,517
Goldman Sachs Group Inc. (The)	71,316	17,292,704
Halliburton Co.	174,328	7,450,779
Hanesbrands Inc.	61,694	1,388,115
Harley-Davidson Inc.	33,960	1,607,666
Harris Corp.	22,640	3,154,205
Hartford Financial Services Group Inc. (The)	76,478	4,210,114
HCA Healthcare Inc.[a]	49,436	3,739,833
HCP Inc.	79,240	2,047,562
Helmerich & Payne Inc.	33,960	1,844,368
Hershey Co. (The)	18,908	2,007,651
Hess Corp.	62,826	2,774,396
Hewlett Packard Enterprise Co.	352,618	4,908,443
HollyFrontier Corp.	50,374	1,861,319
Home Depot Inc. (The)	219,042	36,312,783
Honeywell International Inc.	117,799	16,981,904

267

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Security	Shares	Value
Hormel Foods Corp.	52,072	$1,622,564
Host Hotels & Resorts Inc.	90,560	1,771,354
HP Inc.	359,040	7,737,312
Humana Inc.	25,470	6,503,764
IDEXX Laboratories Inc.[a]	12,452	2,069,149
IHS Markit Ltd.[a]	51,506	2,194,671
Illinois Tool Works Inc.	83,202	13,022,777
Illumina Inc.[a]	29,432	6,039,152
Incyte Corp.[a]	33,960	3,845,970
Ingersoll-Rand PLC	80,372	7,120,959
Intel Corp.	789,004	35,891,792
Intercontinental Exchange Inc.	91,126	6,023,429
International Business Machines Corp.	158,480	24,415,429
International Flavors & Fragrances Inc.	12,452	1,835,674
International Paper Co.	113,200	6,482,964
Intuit Inc.	59,996	9,060,596
Intuitive Surgical Inc.[a]	18,678	7,010,974
Jacobs Engineering Group Inc.	72,682	4,230,819
Jazz Pharmaceuticals PLC[a]	10,188	1,441,908
JM Smucker Co. (The)	19,244	2,040,826
Johnson & Johnson	479,968	66,912,339
Johnson Controls International PLC	199,232	8,246,212
JPMorgan Chase & Co.	647,504	65,145,377
Juniper Networks Inc.	129,079	3,205,032
Kansas City Southern	17,796	1,854,699
Kellogg Co.	82,070	5,131,837
KeyCorp	196,402	3,584,336
Kimberly-Clark Corp.	76,014	8,552,335
Kimco Realty Corp.	91,126	1,654,848
Kinder Morgan Inc./DE	339,034	6,139,906
KLA-Tencor Corp.	24,338	2,650,165
Kohl’s Corp.	52,638	2,198,163
Kraft Heinz Co. (The)	88,983	6,881,055
Kroger Co. (The)	223,570	4,627,899
L Brands Inc.	43,582	1,875,769
L3 Technologies Inc.	35,658	6,674,464
Laboratory Corp. of America Holdings[a]	39,054	6,002,990
Lam Research Corp.	19,244	4,013,721
Las Vegas Sands Corp.	61,718	3,911,687
Leidos Holdings Inc.	28,992	1,812,580
Level 3 Communications Inc.[a]	45,280	2,428,366
Liberty Global PLC Series Aa	64,524	1,990,565
Liberty Global PLC Series C NVS[a]	73,580	2,199,306
Liberty Interactive Corp. QVC Group Series Aa	73,810	1,676,963
Lincoln National Corp.	73,810	5,593,322
LKQ Corp.[a]	64,524	2,431,910
Lockheed Martin Corp.	53,204	16,395,345
Lowe’s Companies Inc.	173,196	13,847,020
Lululemon Athletica Inc.[a]	29,432	1,810,362
LyondellBasell Industries NV Class A	66,222	6,855,964
M&T Bank Corp.	24,338	4,058,848
Macerich Co. (The)	33,394	1,823,312
Macy’s Inc.	73,580	1,380,361
Mallinckrodt PLC[a]	24,338	770,784
Marathon Oil Corp.	174,894	2,486,993
Marathon Petroleum Corp.	113,766	6,796,381
Marriott International Inc./MD Class A	79,240	9,467,595
Marsh & McLennan Companies Inc.	106,408	8,611,599
Martin Marietta Materials Inc.	12,452	2,700,216
Marvell Technology Group Ltd.	80,938	1,494,925

Security	Shares	Value
Masco Corp.	71,316	$2,839,803
Mastercard Inc. Class A	151,345	22,515,596
Mattel Inc.[b]	80,938	1,142,845
McCormick & Co. Inc./MD NVS	22,074	2,197,025
McDonald’s Corp.	156,782	26,168,484
McKesson Corp.	45,846	6,321,246
Medtronic PLC	247,342	19,915,978
MercadoLibre Inc.[b]	7,924	1,904,216
Merck & Co. Inc.	478,836	26,379,075
MetLife Inc.	142,632	7,642,223
MGM Resorts International	96,945	3,039,226
Michael Kors Holdings Ltd.[a]	43,582	2,127,237
Micron Technology Inc.[a]	210,097	9,309,398
Microsoft Corp.	1,323,308	110,072,759
Molson Coors Brewing Co. Class B	29,432	2,380,166
Mondelez International Inc. Class A	267,190	11,069,682
Monsanto Co.	88,296	10,692,646
Monster Beverage Corp.[a]	89,994	5,213,352
Moody’s Corp.	54,902	7,818,594
Morgan Stanley	226,400	11,320,000
Mosaic Co. (The)	70,750	1,580,555
Motorola Solutions Inc.	61,128	5,534,529
Murphy Oil Corp.	60,590	1,620,782
Mylan NVa	75,844	2,708,389
National Oilwell Varco Inc.[b]	78,108	2,670,513
Navient Corp.	132,444	1,650,252
NetApp Inc.	63,245	2,809,343
Netflix Inc.[a]	80,372	15,787,472
New York Community Bancorp. Inc.	206,590	2,594,770
Newell Brands Inc.	74,146	3,023,674
Newfield Exploration Co.[a]	52,072	1,603,297
Newmont Mining Corp.	65,090	2,353,654
News Corp. Class A	79,806	1,090,150
NextEra Energy Inc.	86,218	13,369,825
NIKE Inc. Class B	258,096	14,192,699
Noble Energy Inc.	108,106	3,012,914
Nordstrom Inc.	24,904	987,444
Norfolk Southern Corp.	62,826	8,256,593
Northern Trust Corp.	71,882	6,722,405
Northrop Grumman Corp.	44,148	13,047,058
Nuance Communications Inc.[a]	73,014	1,076,226
Nucor Corp.	84,900	4,909,767
NVIDIA Corp.	104,144	21,538,021
O’Reilly Automotive Inc.[a]	18,112	3,820,726
Occidental Petroleum Corp.	141,379	9,128,842
OGE Energy Corp.	49,808	1,834,927
Omnicom Group Inc.	46,978	3,156,452
ONEOK Inc.	68,486	3,716,735
Oracle Corp.	559,208	28,463,687
PACCAR Inc.	104,144	7,470,249
Palo Alto Networks Inc.[a]	19,244	2,832,717
Parker-Hannifin Corp.	45,280	8,268,581
Paychex Inc.	125,652	8,015,341
PayPal Holdings Inc.[a]	211,913	15,376,407
Pentair PLC	33,693	2,374,009
People’s United Financial Inc.	193,006	3,601,492
PepsiCo Inc.	254,701	28,075,691

268

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Security	Shares	Value
Perrigo Co. PLC	29,432	$2,383,698
Pfizer Inc.	1,062,948	37,266,957
PG&E Corp.	121,334	7,009,465
Philip Morris International Inc.	270,548	28,310,143
Phillips 66	92,824	8,454,410
Pinnacle West Capital Corp.	33,394	2,928,988
Pioneer Natural Resources Co.	29,432	4,405,087
PNC Financial Services Group Inc. (The)[f]	87,323	11,944,913
PPG Industries Inc.	48,676	5,658,098
PPL Corp.	116,671	4,382,163
Praxair Inc.	66,222	9,676,359
Priceline Group Inc. (The)[a]	8,143	15,569,090
Principal Financial Group Inc.	99,751	6,568,603
Procter & Gamble Co. (The)	418,883	36,166,358
Progressive Corp. (The)	101,884	4,956,657
Prologis Inc.	70,184	4,532,483
Prudential Financial Inc.	75,844	8,377,728
Public Service Enterprise Group Inc.	120,055	5,906,706
Public Storage	28,300	5,865,175
PulteGroup Inc.	97,352	2,942,951
PVH Corp.	14,150	1,794,361
Qorvo Inc.[a]	27,734	2,102,515
QUALCOMM Inc.	259,794	13,252,092
Quest Diagnostics Inc.	53,810	5,046,302
Ralph Lauren Corp.	13,584	1,214,817
Range Resources Corp.[b]	66,222	1,199,280
Raytheon Co.	70,750	12,749,150
Realty Income Corp.	63,958	3,432,626
Red Hat Inc.[a]	35,092	4,240,166
Regeneron Pharmaceuticals Inc.[a]	15,848	6,380,722
Regions Financial Corp.	288,094	4,459,695
Republic Services Inc.	31,696	2,062,459
Rockwell Automation Inc.	13,018	2,614,275
Ross Stores Inc.	62,826	3,988,823
Royal Caribbean Cruises Ltd.	34,526	4,273,283
S&P Global Inc.	63,958	10,007,508
salesforce.com Inc.[a]	108,106	11,063,568
SBA Communications Corp.[a]	33,521	5,268,831
SCANA Corp.	39,054	1,684,790
Schlumberger Ltd.	231,494	14,815,616
Seagate Technology PLC	69,618	2,573,777
Sempra Energy	42,081	4,944,517
ServiceNow Inc.[a]	32,828	4,148,474
Sherwin-Williams Co. (The)	9,622	3,802,133
Signature Bank/New York NYa	14,716	1,913,227
Simon Property Group Inc.	69,055	10,726,313
Sirius XM Holdings Inc.[b]	383,748	2,087,589
Skyworks Solutions Inc.	45,280	5,155,581
SL Green Realty Corp.	16,414	1,570,492
Southern Co. (The)	160,344	8,369,957
Southwest Airlines Co.	36,790	1,981,509
Splunk Inc.[a]	32,828	2,209,324
Sprint Corp.[a]	217,344	1,421,430
Starbucks Corp.	280,170	15,364,523
State Street Corp.	64,858	5,966,936
Stryker Corp.	71,316	11,044,709
SunTrust Banks Inc.	124,567	7,500,179
SVB Financial Group[a]	16,414	3,599,262
Symantec Corp.	179,422	5,831,215
Synchrony Financial	144,909	4,726,932

Security	Shares	Value
Sysco Corp.	109,903	$6,112,805
T Rowe Price Group Inc.	84,334	7,834,629
T-Mobile U.S. Inc.[a]	35,092	2,097,449
Tapestry Inc.	69,052	2,827,679
Targa Resources Corp.	45,280	1,879,120
Target Corp.	109,804	6,482,828
TD Ameritrade Holding Corp.	35,658	1,782,543
TE Connectivity Ltd.	101,314	9,216,535
TechnipFMC PLC[a]	81,504	2,232,395
TESARO Inc.[a]	7,358	851,836
Tesla Inc.[a,b]	22,640	7,505,839
Texas Instruments Inc.	179,448	17,350,827
Textron Inc.	87,935	4,637,692
Thermo Fisher Scientific Inc.	81,504	15,797,920
Tiffany & Co.	23,206	2,172,546
Time Warner Inc.	151,688	14,909,414
TJX Companies Inc. (The)	163,008	11,377,958
Toll Brothers Inc.	76,410	3,517,916
Tractor Supply Co.	31,696	1,910,001
TransDigm Group Inc.	8,490	2,355,975
Travelers Companies Inc. (The)	50,374	6,672,036
Trimble Inc.[a]	43,016	1,758,494
TripAdvisor Inc.[a]	28,866	1,082,475
Twenty-First Century Fox Inc. Class A	298,447	7,804,389
Twitter Inc.[a]	137,538	2,836,034
Tyson Foods Inc. Class A	57,166	4,167,973
U.S. Bancorp.	314,239	17,088,317
UDR Inc.	69,618	2,700,482
Ulta Salon Cosmetics & Fragrance Inc.[a]	16,414	3,312,181
Under Armour Inc. Class Aa,b	35,092	439,352
Under Armour Inc. Class Ca,b	42,450	489,448
Union Pacific Corp.	151,688	17,563,954
United Continental Holdings Inc.[a]	16,414	959,891
United Parcel Service Inc. Class B	101,314	11,907,434
United Rentals Inc.[a]	16,414	2,322,253
United Technologies Corp.	136,406	16,335,983
UnitedHealth Group Inc.	173,762	36,528,248
Valero Energy Corp.	94,522	7,456,841
Varian Medical Systems Inc.[a]	41,884	4,363,894
Ventas Inc.	59,430	3,729,232
VeriSign Inc.[a,b]	48,110	5,172,787
Verisk Analytics Inc. Class Aa	26,036	2,214,362
Verizon Communications Inc.	677,502	32,432,021
Vertex Pharmaceuticals Inc.[a]	49,808	7,283,424
VF Corp.	49,242	3,429,705
Viacom Inc. Class B NVS	80,938	1,944,940
Visa Inc. Class A	344,444	37,881,951
Vornado Realty Trust	61,738	4,621,707
Vulcan Materials Co.	37,922	4,617,003
Wal-Mart Stores Inc.	248,474	21,694,265
Walgreens Boots Alliance Inc.	166,970	11,065,102
Walt Disney Co. (The)	272,812	26,683,742
Waste Connections Inc.	59,430	4,199,918
Waste Management Inc.	148,858	12,231,662
Waters Corp.[a]	21,508	4,216,643
Weatherford International PLC[a,b]	272,246	944,694
WEC Energy Group Inc.	53,204	3,585,418

269

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Security	Shares	Value
Wells Fargo & Co.	833,152	$46,773,153
Welltower Inc.	55,468	3,714,137
Western Digital Corp.	49,808	4,446,360
Western Union Co. (The)	171,498	3,405,950
WestRock Co.	45,280	2,777,022
Weyerhaeuser Co.	116,895	4,197,699
Whirlpool Corp.	22,640	3,711,375
Williams Companies Inc. (The)	149,990	4,274,715
Willis Towers Watson PLC	19,244	3,099,824
Workday Inc. Class Aa	24,904	2,764,095
Wynn Resorts Ltd.	21,508	3,172,215
Xcel Energy Inc.	66,788	3,307,342
Xerox Corp.	77,105	2,337,053
XL Group Ltd.	46,978	1,901,200
Xylem Inc./NY	97,495	6,486,342
Yum! Brands Inc.	94,522	7,037,163
Zillow Group Inc. Class Ca,b	44,714	1,845,794
Zimmer Biomet Holdings Inc.	50,374	6,126,486
Zoetis Inc.	81,504	5,201,585

		4,123,032,401

TOTAL COMMON STOCKS
(Cost: $6,741,707,130)		7,868,157,466

PREFERRED STOCKS — 0.61%

BRAZIL — 0.37%
Banco Bradesco SA, Preference Shares	746,238	7,910,965
Cia. Brasileira de Distribuicao, Preference Shares	79,671	1,855,787
Cia. Energetica de Minas Gerais, Preference Shares	339,686	802,657
Itau Unibanco Holding SA, Preference Shares	606,572	7,796,889
Itausa-Investimentos Itau SA, Preference Shares	877,262	2,810,371
Lojas Americanas SA, Preference Shares	283,060	1,521,144
Petroleo Brasileiro SA, Preference Shares	1,132,000	5,802,999
Telefonica Brasil SA, Preference Shares	56,600	873,737

		29,374,549
COLOMBIA — 0.01%
Bancolombia SA, Preference Shares	135,840	1,294,563

		1,294,563
GERMANY — 0.14%
Henkel AG & Co. KGaA, Preference Shares	27,168	3,813,748
Porsche Automobil Holding SE, Preference Shares	20,942	1,520,138
Volkswagen AG, Preference Shares	32,828	5,962,080

		11,295,966
ITALY — 0.01%
Telecom Italia SpA/Milano, Preference Shares	778,250	553,493

		553,493

Security	Shares	Value
SOUTH KOREA — 0.08%
Samsung Electronics Co. Ltd., Preference Shares	3,047	$6,092,096

		6,092,096

TOTAL PREFERRED STOCKS
(Cost: $41,278,456)		48,610,667

RIGHTS — 0.00%

BRAZIL — 0.00%
Cia. Energetica de Minas Gerais (Expires 11/29/17)[a]	53,968	19,137

		19,137
SPAIN — 0.00%
Banco Standander SA (Expires 11/01/17)[a]	2,729,980	130,392
Ferrovial SA (Expires 11/13/17)[a]	111,357	53,576

		183,968

TOTAL RIGHTS
(Cost: $180,520)		203,105

SHORT-TERM INVESTMENTS — 1.92%

MONEY MARKET FUNDS — 1.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[f,g,h]	147,363,887	147,393,360
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[f,g]	5,064,871	5,064,871

		152,458,231

TOTAL SHORT-TERM INVESTMENTS
(Cost: $152,440,935)		152,458,231

TOTAL INVESTMENTS IN SECURITIES — 101.52%
(Cost: $6,935,607,041)		8,069,429,469
Other Assets, Less Liabilities — (1.52)%		(120,631,564)

NET ASSETS — 100.00%		$7,948,797,905

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Schedule 1.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.

270

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	145,783,936	1,579,951	[a]	—	147,363,887	$147,393,360	$(5,818)	$(13,557)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,035,462	—		(8,970,591)[a]	5,064,871	5,064,871	—	—	12,926
BlackRock Inc.	20,558	1,254		(304)	21,508	10,126,612	58,593	906,218	53,295
PNC Financial Services Group Inc. (The)	83,473	5,082		(1,232)	87,323	11,944,913	78,080	621,727	65,492

						$174,529,756	$130,855	$1,514,388	$131,713

[a]	Net of shares purchased and sold.

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
MSCI EAFE E-Mini	100	Dec 2017	$10,037	$172,925
MSCI Emerging Markets E-Mini	64	Dec 2017	3,597	63,124
S&P 500 E-Mini	124	Dec 2017	15,951	435,594

Total				$671,643

271

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,867,334,035	$823,427	$4	$7,868,157,466
Preferred stocks	48,610,667	—	—	48,610,667
Rights	203,105	—	—	203,105
Money market funds	152,458,231	—	—	152,458,231

Total	$8,068,606,038	$823,427	$4	$8,069,429,469

Derivative financial instruments[a]:
Assets:
Futures contracts	$671,643	$—	$—	$671,643

Total	$671,643	$—	$—	$671,643

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

272

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.26%
AUSTRALIA — 4.66%
AGL Energy Ltd.	93,310	$1,807,954
Alumina Ltd.	546,014	979,656
Amcor Ltd./Australia	183,911	2,233,658
AMP Ltd.	557,452	2,124,309
Aristocrat Leisure Ltd.	83,979	1,516,406
ASX Ltd.	60,620	2,509,011
Aurizon Holdings Ltd.	342,614	1,360,782
Australia & New Zealand Banking Group Ltd.	399,162	9,157,240
BHP Billiton Ltd.	438,557	8,924,436
BlueScope Steel Ltd.	107,156	1,054,958
Boral Ltd.	262,255	1,437,751
Brambles Ltd.	300,097	2,176,740
Commonwealth Bank of Australia	234,529	13,959,824
Computershare Ltd.	114,982	1,373,571
Crown Resorts Ltd.	91,509	814,610
CSL Ltd.	65,317	6,957,866
Fortescue Metals Group Ltd.	294,378	1,047,315
Goodman Group	379,263	2,431,087
Insurance Australia Group Ltd.	518,924	2,610,126
James Hardie Industries PLC	59,899	913,499
Macquarie Group Ltd.	51,474	3,881,647
Medibank Pvt Ltd.	493,640	1,161,990
Mirvac Group	768,837	1,420,709
National Australia Bank Ltd.	360,298	9,022,603
Newcrest Mining Ltd.	110,261	1,894,600
Oil Search Ltd.	190,058	1,075,465
Orica Ltd.	81,872	1,310,122
Origin Energy Ltd.[a]	304,819	1,855,737
Qantas Airways Ltd.	211,603	997,817
QBE Insurance Group Ltd.	219,838	1,800,229
Rio Tinto Ltd.	56,975	3,033,964
Santos Ltd.[a]	288,872	996,717
Scentre Group	881,930	2,718,404
Seek Ltd.	58,093	818,251
Sonic Healthcare Ltd.	83,678	1,396,766
South32 Ltd.	843,204	2,178,795
Stockland	319,963	1,108,899
Suncorp Group Ltd.	236,285	2,460,309
Sydney Airport	280,231	1,527,705
Tabcorp Holdings Ltd.	227,137	781,966
Telstra Corp. Ltd.	522,237	1,417,505
Transurban Group	339,318	3,155,887
Treasury Wine Estates Ltd.	111,370	1,336,400
Wesfarmers Ltd.	159,530	5,112,961
Westfield Corp.	347,053	2,067,619
Westpac Banking Corp.	454,839	11,505,191
Woodside Petroleum Ltd.	104,537	2,463,125
Woolworths Ltd.	193,844	3,846,542

		137,738,724
AUSTRIA — 0.18%
Erste Group Bank AG	41,237	1,772,160
OMV AG	20,769	1,247,970
Raiffeisen Bank International AGa	27,090	943,915

Security	Shares	Value
Voestalpine AG	23,189	$1,276,007

		5,240,052
BELGIUM — 0.84%
Ageas	42,469	2,060,356
Anheuser-Busch InBev SA/NV	105,250	12,880,283
Groupe Bruxelles Lambert SA	15,351	1,648,469
KBC Group NV	36,249	3,011,298
Solvay SA	12,712	1,888,868
UCB SA	25,350	1,845,422
Umicore SA	32,814	1,466,757

		24,801,453
BRAZIL — 1.06%
Ambev SA	602,000	3,846,057
B3 SA — Brasil Bolsa Balcao	353,471	2,582,407
Banco do Brasil SA	120,400	1,267,543
BB Seguridade Participacoes SA	90,900	770,525
BR Malls Participacoes SA	173,755	673,487
BRF SAa	60,259	815,095
CCR SA	210,700	1,172,219
Cia. de Saneamento Basico do Estado de Sao Paulo	90,300	822,578
Cia. Siderurgica Nacional SAa	150,500	387,826
Cielo SA	186,624	1,276,734
CPFL Energia SA	62,772	527,681
EDP — Energias do Brasil SA	150,500	662,479
Embraer SA	120,400	576,725
Engie Brasil Energia SA	30,100	329,399
Fibria Celulose SA	90,300	1,444,756
Hypermarcas SA	60,200	629,355
JBS SA	90,300	208,129
Klabin SA Units	90,300	521,702
Kroton Educacional SA	248,244	1,365,158
Lojas Renner SA	135,600	1,429,223
Natura Cosmeticos SA	30,100	284,958
Petroleo Brasileiro SAa	451,500	2,404,246
Qualicorp SA	60,200	644,077
Rumo SAa	120,400	467,416
TIM Participacoes SA	125,060	463,716
Ultrapar Participacoes SA	60,200	1,437,211
Vale SA	432,899	4,247,805

		31,258,507
CANADA — 6.50%
Agnico Eagle Mines Ltd.	34,314	1,533,230
Agrium Inc.	21,672	2,361,207
Alimentation Couche-Tard Inc. Class B	63,646	2,986,538
ARC Resources Ltd.	66,822	815,383
Bank of Montreal	91,516	7,016,156
Bank of Nova Scotia (The)	169,463	10,947,854
Barrick Gold Corp.	169,571	2,451,946
BCE Inc.	23,478	1,084,931
BlackBerry Ltd.[a]	87,290	956,120

273

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2017

Security	Shares	Value
Bombardier Inc. Class Ba	385,882	$817,204
Brookfield Asset Management Inc. Class A	131,092	5,503,606
Cameco Corp.	78,561	638,678
Canadian Imperial Bank of Commerce	59,052	5,202,036
Canadian National Railway Co.	106,882	8,607,106
Canadian Natural Resources Ltd.	154,413	5,392,656
Canadian Pacific Railway Ltd.	20,769	3,603,762
Canadian Tire Corp. Ltd. Class A	14,147	1,737,235
Canadian Utilities Ltd. Class A	27,692	836,925
CCL Industries Inc. Class B	22,615	1,090,839
Cenovus Energy Inc.	145,082	1,409,066
CGI Group Inc. Class Aa	28,896	1,536,592
Constellation Software Inc./Canada	2,709	1,542,434
Crescent Point Energy Corp.	87,893	723,408
Dollarama Inc.	25,284	2,816,721
Empire Co. Ltd. Class A	33,411	578,751
Enbridge Inc.	208,292	8,011,107
Encana Corp.	151,102	1,768,776
Fairfax Financial Holdings Ltd.	4,515	2,379,595
Finning International Inc.	56,660	1,382,766
First Quantum Minerals Ltd.	106,297	1,189,873
Fortis Inc./Canada	50,959	1,878,103
Franco-Nevada Corp.	24,080	1,915,043
George Weston Ltd.	8,474	712,050
Gildan Activewear Inc.	47,259	1,447,355
Goldcorp Inc.	115,690	1,512,200
Great-West Lifeco Inc.	46,692	1,300,320
H&R REIT	31,304	520,155
Husky Energy Inc.[a]	70,441	913,640
Imperial Oil Ltd.	49,063	1,592,045
Kinross Gold Corp.[a]	223,944	885,978
Loblaw Companies Ltd.	37,682	1,946,216
Magna International Inc. Class A	49,063	2,678,655
Manulife Financial Corp.	282,366	5,681,929
Metro Inc.	37,625	1,185,285
National Bank of Canada	45,170	2,193,851
Onex Corp.	16,088	1,223,667
Open Text Corp.	48,160	1,685,283
Pembina Pipeline Corp.	72,006	2,382,326
Peyto Exploration & Development Corp.	34,615	472,596
Potash Corp. of Saskatchewan Inc.	129,731	2,526,992
Power Corp. of Canada	71,062	1,823,544
Power Financial Corp.	43,667	1,223,191
PrairieSky Royalty Ltd.	42,441	1,130,575
Restaurant Brands International Inc.	29,254	1,891,491
RioCan REIT	22,293	423,171
Rogers Communications Inc. Class B	62,377	3,239,094
Royal Bank of Canada	198,660	15,544,825
Saputo Inc.	46,438	1,677,979
Seven Generations Energy Ltd. Class Aa	42,140	636,791
Shaw Communications Inc. Class B	56,889	1,300,093
Shopify Inc. Class Aa,b	15,050	1,497,411
SNC-Lavalin Group Inc.	34,016	1,533,636
Sun Life Financial Inc.	97,524	3,801,552
Suncor Energy Inc.	227,997	7,746,698
Teck Resources Ltd. Class B	85,845	1,755,391
TELUS Corp.	35,784	1,296,896
Thomson Reuters Corp.	47,903	2,241,493
Toronto-Dominion Bank (The)	228,760	13,014,707
Tourmaline Oil Corp.[a]	33,152	607,182

Security	Shares	Value
TransCanada Corp.	108,661	$5,162,894
Turquoise Hill Resources Ltd.[a]	187,935	574,404
Valeant Pharmaceuticals International Inc.[a,b]	50,769	593,506
Wheaton Precious Metals Corp.	64,113	1,331,398
Yamana Gold Inc.	161,637	420,048

		192,044,160
CHILE — 0.33%
Aguas Andinas SA Series A	1,295,260	844,657
Banco de Chile	3,890,803	597,399
Banco de Credito e Inversiones	8,546	575,226
Banco Santander Chile	10,034,275	789,669
Cencosud SA	142,674	427,469
Colbun SA	1,908,039	450,862
Empresas CMPC SA	188,843	602,624
Empresas COPEC SA	61,867	954,302
Enel Americas SA	5,629,826	1,212,282
Enel Chile SA	4,674,987	545,466
Enel Generacion Chile SA	870,793	759,899
Itau CorpBanca	35,614,320	332,308
LATAM Airlines Group SA	49,741	686,426
SACI Falabella	99,369	950,050

		9,728,639
CHINA — 7.26%
3SBio Inc.[a,c]	150,500	269,294
58.com Inc. ADR[a,b]	11,739	788,509
AAC Technologies Holdings Inc.	122,000	2,233,023
Agricultural Bank of China Ltd. Class H	1,505,000	707,958
Air China Ltd. Class H	608,000	579,025
Alibaba Group Holding Ltd. ADR[a]	155,316	28,716,375
Alibaba Pictures Group Ltd.[a]	3,010,000	489,977
Anhui Conch Cement Co. Ltd. Class H	302,500	1,293,083
ANTA Sports Products Ltd.	302,000	1,350,945
AviChina Industry & Technology Co. Ltd. Class H	915,000	531,281
Baidu Inc. ADR[a]	36,421	8,884,539
Bank of China Ltd. Class H	10,836,000	5,402,861
Bank of Communications Co. Ltd. Class H	1,240,800	935,156
Beijing Capital International Airport Co. Ltd. Class H	608,000	997,513
Beijing Enterprises Water Group Ltd.	1,204,000	1,010,818
Brilliance China Automotive Holdings Ltd.	608,000	1,536,794
Byd Co. Ltd. Class Hb	106,000	928,645
China Communications Construction Co. Ltd. Class H	602,000	730,721
China Construction Bank Corp. Class H	11,458,050	10,221,747
China Everbright International Ltd.	602,000	848,778
China Everbright Ltd.	602,000	1,427,491
China Evergrande Group[a]	602,000	2,318,708
China Galaxy Securities Co. Ltd. Class H	602,000	524,699
China Gas Holdings Ltd.	602,000	1,828,732
China Huishan Dairy Holdings Co. Ltd.[a,b,d]	952,000	1
China Jinmao Holdings Group Ltd.	1,408,000	631,649
China Life Insurance Co. Ltd. Class H	1,204,000	3,981,543
China Longyuan Power Group Corp. Ltd. Class H	602,000	445,995
China Mengniu Dairy Co. Ltd.	608,000	1,683,304

274

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2017

Security	Shares	Value
China Merchants Bank Co. Ltd. Class H	655,593	$2,499,922
China Merchants Port Holdings Co. Ltd.	602,000	1,882,745
China Minsheng Banking Corp. Ltd. Class H	1,053,700	1,019,692
China Mobile Ltd.	903,000	9,068,427
China National Building Material Co. Ltd. Class Hb	608,000	512,784
China Overseas Land & Investment Ltd.	602,000	1,952,191
China Pacific Insurance Group Co. Ltd. Class H	421,400	2,076,807
China Petroleum & Chemical Corp. Class H	3,613,000	2,653,553
China Resources Beer Holdings Co. Ltd.	602,000	1,736,138
China Resources Land Ltd.	703,333	2,095,990
China Shenhua Energy Co. Ltd. Class H	451,500	1,078,720
China State Construction International Holdings Ltd.	608,000	854,121
China Taiping Insurance Holdings Co. Ltd.	240,800	793,222
China Telecom Corp. Ltd. Class H	1,806,000	905,106
China Unicom Hong Kong Ltd.[a]	1,204,000	1,709,903
China Vanke Co. Ltd. Class H	234,900	835,509
CITIC Ltd.	301,000	440,593
CITIC Securities Co. Ltd. Class H	301,000	668,220
CNOOC Ltd.	2,408,000	3,277,828
Country Garden Holdings Co. Ltd.	1,204,828	1,908,748
CRRC Corp. Ltd. Class H	602,000	593,373
CSPC Pharmaceutical Group Ltd.	602,000	1,046,312
Ctrip.com International Ltd. ADR[a]	52,675	2,522,606
Dongfeng Motor Group Co. Ltd. Class H	602,000	825,630
Fosun International Ltd.[b]	540,500	1,339,854
Fullshare Holdings Ltd.[b]	2,257,500	966,450
GCL-Poly Energy Holdings Ltd.[a,b]	3,639,000	625,017
Geely Automobile Holdings Ltd.	1,219,000	3,773,341
GOME Retail Holdings Ltd.[b]	3,416,320	437,889
Great Wall Motor Co. Ltd. Class Hb	344,500	434,058
Guangdong Investment Ltd.	602,000	871,927
Guangzhou Automobile Group Co. Ltd. Class H	663,449	1,649,736
Guangzhou R&F Properties Co. Ltd. Class H	241,200	513,823
Haitong Securities Co. Ltd. Class H	361,200	571,305
Hanergy Thin Film Power Group Ltd.[a,d]	7,401	—
Huaneng Power International Inc. Class H	602,000	402,784
Industrial & Commercial Bank of China Ltd. Class H	9,331,285	7,403,504
JD.com Inc. ADR[a]	87,290	3,275,121
Jiangxi Copper Co. Ltd. Class H	301,000	479,946
Lenovo Group Ltd.	1,204,000	697,542
Longfor Properties Co. Ltd.	451,500	1,054,414
Momo Inc. ADR[a]	17,157	522,774
NetEase Inc. ADR	12,250	3,453,520
New China Life Insurance Co. Ltd. Class H	90,300	564,245
New Oriental Education & Technology Group Inc. ADR	23,597	1,964,214
PetroChina Co. Ltd. Class H	3,014,000	1,966,374
PICC Property & Casualty Co. Ltd. Class H	654,190	1,296,339
Ping An Insurance Group Co. of China Ltd. Class H	752,500	6,606,969
Semiconductor Manufacturing International Corp.[a,b]	551,300	845,132
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	185,860	288,455
Shimao Property Holdings Ltd.	301,500	631,458
SINA Corp./China[a]	9,030	972,079
Sino Biopharmaceutical Ltd.	602,000	702,943
Sino-Ocean Group Holding Ltd.	803,500	524,214
Sinopec Shanghai Petrochemical Co. Ltd. Class H	818,000	487,541
Sinopharm Group Co. Ltd. Class H	120,400	538,589
SOHO China Ltd.	655,000	379,477
TAL Education Group Class A ADR	58,622	1,612,105
Tencent Holdings Ltd.	782,600	35,088,503
Tingyi Cayman Islands Holding Corp.	602,000	949,089

Security	Shares	Value
Vipshop Holdings Ltd. ADR[a]	65,919	$520,760
Want Want China Holdings Ltd.[b]	1,204,000	984,583
Weibo Corp. ADR[a,b]	7,525	697,191
Yanzhou Coal Mining Co. Ltd. Class H	602,000	600,318
Yum China Holdings Inc.[a]	54,782	2,210,454
YY Inc. ADR[a]	5,418	489,733
Zhuzhou CRRC Times Electric Co. Ltd. Class H	150,500	880,608

		214,531,682
COLOMBIA — 0.03%
Cementos Argos SA	204,680	746,613

		746,613
CZECH REPUBLIC — 0.06%
CEZ AS	27,090	594,016
Komercni Banka AS	28,896	1,242,308

		1,836,324
DENMARK — 1.31%
AP Moller — Maersk A/S Class A	1,204	2,231,724
AP Moller — Maersk A/S Class B	301	578,194
Carlsberg A/S Class B	15,839	1,808,903
Chr Hansen Holding A/S	8,883	777,381
Coloplast A/S Class B	25,886	2,277,527
Danske Bank A/S	110,943	4,232,702
DSV A/S	23,478	1,815,726
Genmab A/Sa,b	7,176	1,449,220
H Lundbeck A/S	11,739	697,621
Novo Nordisk A/S Class B	256,151	12,744,190
Novozymes A/S Class B	43,806	2,419,494
Pandora A/S	15,261	1,440,664
Tryg A/S	77,810	1,852,793
Vestas Wind Systems A/S	30,411	2,682,792
William Demant Holding A/Sa,b	62,006	1,789,045

		38,797,976
EGYPT — 0.03%
Commercial International Bank Egypt SAE	190,564	851,753

		851,753
FINLAND — 0.66%
Fortum OYJ	56,361	1,196,941
Kone OYJ Class B	58,698	3,177,629
Metso OYJ	21,371	777,009
Neste OYJ	31,003	1,727,473
Nokia OYJ	781,403	3,837,805
Nokian Renkaat OYJ	25,585	1,173,433
Sampo OYJ Class A	66,890	3,504,999
Stora Enso OYJ Class R	73,444	1,149,052
UPM-Kymmene OYJ	63,511	1,908,868

275

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2017

Security	Shares	Value
Wartsila OYJ Abp	18,662	$1,202,238

		19,655,447
FRANCE — 7.27%
Accor SA	25,367	1,265,829
Aeroports de Paris	10,868	1,830,734
Air Liquide SA	60,617	7,718,304
Airbus SE	82,474	8,430,851
Alstom SA	31,605	1,279,066
Arkema SA	7,892	997,066
Atos SE	11,137	1,730,738
AXA SA	265,504	8,020,119
BNP Paribas SA	153,510	11,988,861
Bouygues SA	37,412	1,796,278
Bureau Veritas SA	34,916	935,331
Capgemini SE	25,627	3,115,283
Carrefour SA	87,892	1,769,295
Casino Guichard Perrachon SA	7,553	431,452
Cie. de Saint-Gobain	79,517	4,665,014
Cie. Generale des Etablissements Michelin Class B	25,284	3,658,261
CNP Assurances	34,081	793,061
Credit Agricole SA	152,607	2,663,137
Danone SA	77,135	6,302,669
Dassault Systemes SE	19,666	2,088,696
Edenred	29,197	841,823
Electricite de France SA	54,782	717,318
Engie SA	201,068	3,398,737
Essilor International SA	33,738	4,272,245
Eutelsat Communications SA	25,585	641,111
Fonciere des Regions	3,188	324,703
Gecina SA	11,637	1,888,424
Groupe Eurotunnel SE Registered	102,340	1,286,394
Hermes International	4,018	2,085,517
Iliad SA	4,515	1,127,427
Ingenico Group SA	8,127	789,025
Kering	12,059	5,527,940
L’Oreal SA	36,722	8,172,983
Lagardere SCA	27,993	922,060
Legrand SA	52,442	3,895,856
LVMH Moet Hennessy Louis Vuitton SE	36,277	10,823,013
Natixis SA	183,309	1,437,590
Orange SA	287,156	4,711,747
Pernod Ricard SA	24,080	3,611,694
Publicis Groupe SA	36,788	2,398,232
Remy Cointreau SA	4,515	586,462
Renault SA	23,779	2,358,492
Safran SA	37,023	3,900,241
Sanofi	162,841	15,420,844
Schneider Electric SE	83,757	7,361,861
SCOR SE	51,547	2,140,471
SES SA	54,180	881,113
Societe Generale SA	109,564	6,101,028
Sodexo SA	18,662	2,375,127
STMicroelectronics NV	112,273	2,642,007
Suez	48,762	857,760
Thales SA	14,749	1,537,432
TOTAL SA	315,749	17,608,107
Unibail-Rodamco SE	13,574	3,397,430
Valeo SA	27,692	1,874,294

Security	Shares	Value
Veolia Environnement SA	72,021	$1,706,543
Vinci SA	77,457	7,584,128
Vivendi SA	172,843	4,293,862
Wendel SA	5,418	913,934
Zodiac Aerospace	29,799	852,237

		214,747,257
GERMANY — 6.29%
adidas AG	28,595	6,364,208
Allianz SE Registered	62,909	14,609,531
BASF SE	127,925	13,951,835
Bayer AG Registered	115,385	15,014,462
Bayerische Motoren Werke AG	38,907	3,965,912
Brenntag AG	23,558	1,334,185
Commerzbank AGa	163,855	2,245,737
Continental AG	13,999	3,553,542
Covestro AGc	21,070	2,021,567
Daimler AG Registered	121,694	10,106,599
Deutsche Bank AG Registered	296,786	4,823,085
Deutsche Boerse AG	32,809	3,389,424
Deutsche Post AG Registered	127,624	5,845,923
Deutsche Telekom AG Registered	452,403	8,242,700
Deutsche Wohnen SE Bearer	79,784	3,398,511
E.ON SE	311,535	3,676,407
Fresenius Medical Care AG & Co. KGaA	35,518	3,435,093
Fresenius SE & Co. KGaA	62,307	5,205,037
GEA Group AGb	43,344	2,090,182
HeidelbergCement AG	19,264	1,962,966
Henkel AG & Co. KGaA	11,438	1,441,732
HUGO BOSS AG	12,040	1,077,758
Infineon Technologies AG	184,814	5,060,604
Innogy SEc	27,391	1,274,770
K+S AG Registered[b]	35,518	861,463
Lanxess AG	16,254	1,270,166
Linde AGb	27,993	6,045,976
MAN SE	12,089	1,336,203
Merck KGaA	26,189	2,803,460
METRO AGa	36,455	696,267
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	22,593	5,054,701
Osram Licht AG	17,912	1,370,517
ProSiebenSat.1 Media SE Registered	48,643	1,696,883
QIAGEN NV	37,324	1,264,198
RWE AGa	77,756	1,943,886
SAP SE	133,771	15,218,994
Siemens AG Registered	106,566	15,207,646
thyssenkrupp AG	71,341	1,903,605
Volkswagen AG	6,666	1,237,830
Vonovia SE	66,521	2,926,160
Zalando SEa,b,c	18,963	948,917

		185,878,642
GREECE — 0.07%
Alpha Bank AEa	182,474	363,500
Eurobank Ergasias SAa	251,132	205,082

276

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2017

Security	Shares	Value
Hellenic Telecommunications Organization SA	19,122	$227,217
JUMBO SA	21,108	339,339
National Bank of Greece SAa	712,896	235,858
OPAP SA	21,796	244,264
Piraeus Bank SAa	49,638	142,830
Titan Cement Co. SA	8,944	215,888

		1,973,978
HONG KONG — 2.37%
AIA Group Ltd.	1,625,400	12,229,355
ASM Pacific Technology Ltd.[b]	60,200	875,785
Bank of East Asia Ltd. (The)[b]	363,000	1,591,248
BOC Hong Kong Holdings Ltd.	752,500	3,583,196
CK Asset Holdings Ltd.	342,060	2,812,575
CK Hutchison Holdings Ltd.	342,060	4,342,721
CLP Holdings Ltd.	301,500	3,066,475
Galaxy Entertainment Group Ltd.	301,000	2,048,643
Hang Seng Bank Ltd.	120,400	2,850,353
Henderson Land Development Co. Ltd.	425,478	2,773,149
Hong Kong & China Gas Co. Ltd.[b]	1,838,452	3,482,827
Hong Kong Exchanges & Clearing Ltd.	129,800	3,613,597
Jardine Matheson Holdings Ltd.	30,100	1,928,206
Li & Fung Ltd.	1,038,000	522,872
Link REIT	451,500	3,793,461
Melco Resorts & Entertainment Ltd. ADR	33,712	852,239
MTR Corp. Ltd.	301,000	1,743,854
New World Development Co. Ltd.	1,004,000	1,495,357
Power Assets Holdings Ltd.	314,000	2,720,705
Sands China Ltd.[b]	361,200	1,701,415
SJM Holdings Ltd.	301,000	258,492
Sun Hung Kai Properties Ltd.	302,000	4,939,270
Swire Pacific Ltd. Class A	152,000	1,501,141
Techtronic Industries Co. Ltd.	150,500	882,537
WH Group Ltd.[c]	1,152,000	1,166,500
Wharf Holdings Ltd. (The)	301,000	2,737,311
Wynn Macau Ltd.	241,200	618,319

		70,131,603
HUNGARY — 0.09%
MOL Hungarian Oil & Gas PLC	84,280	1,009,040
OTP Bank PLC	40,936	1,650,525

		2,659,565
INDIA — 1.98%
Dr. Reddy’s Laboratories Ltd. ADR[b]	89,397	3,251,369
ICICI Bank Ltd. ADR	530,738	4,856,253
Infosys Ltd. ADR	553,238	8,215,584
Larsen & Toubro Ltd. GDR[e]	463,239	8,639,407
Mahindra & Mahindra Ltd. GDR	269,696	5,623,162
Reliance Industries Ltd. GDR[c]	430,038	12,342,090
State Bank of India GDR[e]	117,691	5,560,900
Tata Motors Ltd. ADR[a]	136,353	4,466,924
Wipro Ltd. ADR[b]	1,030,022	5,520,918

		58,476,607

Security	Shares	Value
INDONESIA — 0.54%
Astra International Tbk PT	2,076,900	$1,225,084
Bank Central Asia Tbk PT	2,167,200	3,339,685
Bank Mandiri Persero Tbk PT	3,732,484	1,940,203
Bank Rakyat Indonesia Persero Tbk PT	1,956,500	2,250,426
Charoen Pokphand Indonesia Tbk PT	752,500	183,097
Gudang Garam Tbk PT	120,400	621,419
Kalbe Farma Tbk PT	4,997,000	589,508
Matahari Department Store Tbk PT	332,500	210,839
Perusahaan Gas Negara Persero Tbk PT	2,408,000	326,689
Semen Indonesia Persero Tbk PT	842,800	677,347
Telekomunikasi Indonesia Persero Tbk PT	8,307,600	2,468,544
Unilever Indonesia Tbk PT	301,000	1,100,800
United Tractors Tbk PT	451,545	1,154,457

		16,088,098
IRELAND — 0.32%
Bank of Ireland Group PLC[a]	129,766	1,017,078
CRH PLC	105,507	3,978,609
Irish Bank Resolution Corp. Ltd.[a,d]	64,486	1
Kerry Group PLC Class A	34,314	3,455,760
Paddy Power Betfair PLC	10,836	1,108,334

		9,559,782
ISRAEL — 0.30%
Bank Hapoalim BM	131,552	931,196
Bank Leumi Le-Israel BM	235,081	1,300,107
Bezeq The Israeli Telecommunication Corp. Ltd.	622,993	930,464
Check Point Software Technologies Ltd.[a,b]	17,642	2,076,640
Israel Chemicals Ltd.	77,959	325,078
Nice Ltd.	19,264	1,587,960
Teva Pharmaceutical Industries Ltd. ADR	131,537	1,815,211

		8,966,656
ITALY — 1.67%
Assicurazioni Generali SpA	181,879	3,313,802
Atlantia SpA	47,257	1,541,457
CNH Industrial NV	173,116	2,212,336
Enel SpA	981,664	6,089,614
Eni SpA	335,916	5,494,207
EXOR NV	24,983	1,602,172
Ferrari NV	19,267	2,309,600
Fiat Chrysler Automobiles NVa	143,282	2,477,039
Intesa Sanpaolo SpA	1,928,818	6,484,774
Leonardo SpA	68,177	1,177,840
Luxottica Group SpA	30,807	1,767,155
Mediobanca SpA	133,945	1,468,329
Prysmian SpA	40,936	1,411,576
Saipem SpA[a,b]	103,683	435,794
Snam SpA	256,350	1,309,813
Telecom Italia SpA/Milano[a]	1,604,992	1,392,953
Tenaris SA	66,822	914,670

277

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2017

Security	Shares	Value
Terna Rete Elettrica Nazionale SpA	456,205	$2,752,942
UniCredit SpA[a]	271,074	5,188,391

		49,344,464
JAPAN — 16.31%
Acom Co. Ltd.[a,b]	150,500	622,503
Aeon Co. Ltd.	120,400	1,854,794
AEON Financial Service Co. Ltd.	30,100	642,900
Aeon Mall Co. Ltd.	32,300	572,776
Aisin Seiki Co. Ltd.	30,200	1,552,125
Ajinomoto Co. Inc.	72,200	1,446,478
Alps Electric Co. Ltd.	30,100	912,563
ANA Holdings Inc.	30,100	1,151,233
Asahi Glass Co. Ltd.	60,200	2,346,968
Asahi Group Holdings Ltd.	90,300	4,101,367
Asahi Kasei Corp.	301,000	3,626,410
Astellas Pharma Inc.	331,100	4,395,532
Bandai Namco Holdings Inc.	60,200	2,052,935
Bridgestone Corp.	90,300	4,283,349
Brother Industries Ltd.	30,100	725,547
Canon Inc.	150,500	5,619,744
Casio Computer Co. Ltd.	30,100	441,845
Central Japan Railway Co.	30,100	5,448,887
Chubu Electric Power Co. Inc.	120,400	1,543,807
Chugai Pharmaceutical Co. Ltd.	60,200	2,860,864
Chugoku Electric Power Co. Inc. (The)	60,200	668,065
Coca-Cola Bottlers Japan Inc.	30,100	1,046,335
Concordia Financial Group Ltd.	180,600	945,675
Credit Saison Co. Ltd.	60,200	1,204,742
CYBERDYNE Inc.[a,b]	30,100	396,812
Dai-ichi Life Holdings Inc.	150,500	2,837,686
Daiichi Sankyo Co. Ltd.	100,700	2,304,145
Daikin Industries Ltd.	30,100	3,303,239
Daito Trust Construction Co. Ltd.	2,600	453,850
Daiwa House Industry Co. Ltd.	60,200	2,193,329
Daiwa Securities Group Inc.	301,000	1,869,363
Denso Corp.	90,300	4,920,686
Dentsu Inc.	30,100	1,278,118
East Japan Railway Co.	60,200	5,811,793
Eisai Co. Ltd.	30,200	1,673,584
Electric Power Development Co. Ltd.	30,100	753,626
FANUC Corp.	30,100	6,985,277
Fast Retailing Co. Ltd.	3,300	1,092,256
FUJIFILM Holdings Corp.	90,300	3,676,211
Fujitsu Ltd.	301,000	2,326,836
Hachijuni Bank Ltd. (The)	240,800	1,496,126
Hino Motors Ltd.	60,200	768,725
Hitachi Construction Machinery Co. Ltd.	30,100	1,023,819
Hitachi High-Technologies Corp.	30,100	1,248,979
Hitachi Ltd.	602,000	4,752,213
Honda Motor Co. Ltd.	240,800	7,465,796
Hoya Corp.	60,200	3,252,379
Hulic Co. Ltd.	49,200	504,427
Idemitsu Kosan Co. Ltd.	30,100	872,828
IHI Corp.	30,100	1,076,797
Inpex Corp.	150,500	1,595,329
Isetan Mitsukoshi Holdings Ltd.[b]	90,300	975,873
Isuzu Motors Ltd.	120,400	1,746,717
ITOCHU Corp.	240,800	4,191,696

Security	Shares	Value
Japan Exchange Group Inc.	109,200	$1,951,819
Japan Post Holdings Co. Ltd.	210,700	2,425,377
Japan Prime Realty Investment Corp.	301	968,191
Japan Retail Fund Investment Corp.	903	1,600,495
Japan Tobacco Inc.	150,500	4,962,805
JFE Holdings Inc.	90,400	1,925,266
JSR Corp.	60,200	1,159,180
JTEKT Corp.	60,200	983,290
JXTG Holdings Inc.	433,300	2,223,889
Kakaku.com Inc.	30,100	411,382
Kansai Electric Power Co. Inc. (The)	120,400	1,639,699
Kao Corp.	90,300	5,432,463
Kawasaki Heavy Industries Ltd.	30,100	1,041,037
KDDI Corp.	270,900	7,209,378
Keyence Corp.	10,000	5,529,350
Kintetsu Group Holdings Co. Ltd.	30,100	1,152,293
Kirin Holdings Co. Ltd.	150,500	3,582,040
Kobe Steel Ltd.[a,b]	60,200	503,300
Komatsu Ltd.	150,500	4,896,581
Konica Minolta Inc.	152,000	1,321,623
Kubota Corp.	143,400	2,677,313
Kuraray Co. Ltd.	120,400	2,355,445
Kurita Water Industries Ltd.	60,300	1,905,104
Kyocera Corp.	60,800	4,036,033
Kyushu Electric Power Co. Inc.	90,300	1,025,143
Lion Corp.	30,100	576,411
M3 Inc.	30,100	894,020
Mabuchi Motor Co. Ltd.	30,700	1,596,735
Marubeni Corp.	301,000	2,004,459
Mazda Motor Corp.	90,300	1,288,978
MEIJI Holdings Co. Ltd.	30,890	2,517,305
MINEBEA MITSUMI Inc.	60,200	1,092,426
MISUMI Group Inc.	30,100	821,174
Mitsubishi Chemical Holdings Corp.	301,500	3,124,318
Mitsubishi Corp.	210,700	4,911,018
Mitsubishi Electric Corp.	301,000	5,116,444
Mitsubishi Estate Co. Ltd.	166,500	2,997,234
Mitsubishi Heavy Industries Ltd.	60,300	2,345,029
Mitsubishi Motors Corp.	120,400	954,681
Mitsubishi UFJ Financial Group Inc.	1,685,600	11,311,009
Mitsui & Co. Ltd.	240,800	3,579,259
Mitsui Chemicals Inc.	60,200	1,843,668
Mitsui Fudosan Co. Ltd.	90,300	2,086,841
Mitsui OSK Lines Ltd.	30,100	913,887
Mizuho Financial Group Inc.	3,341,100	6,024,742
MS&AD Insurance Group Holdings Inc.	80,300	2,710,116
Murata Manufacturing Co. Ltd.	30,100	4,685,990
Nabtesco Corp.	30,400	1,201,232
NEC Corp.	34,200	933,028
Nidec Corp.	30,100	3,972,098
Nikon Corp.	60,200	1,135,339
Nintendo Co. Ltd.	13,500	5,203,731
Nippon Building Fund Inc.	319	1,538,432
Nippon Paint Holdings Co. Ltd.	30,100	1,054,281
Nippon Steel & Sumitomo Metal Corp.	120,486	2,863,968
Nippon Telegraph & Telephone Corp.	90,300	4,349,308
Nippon Yusen KKa,b	30,100	631,244

278

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2017

Security	Shares	Value
Nissan Motor Co. Ltd.	301,000	$2,909,870
Nisshin Seifun Group Inc.	105,425	1,845,378
Nissin Foods Holdings Co. Ltd.	30,100	1,888,700
Nitto Denko Corp.	30,400	2,810,455
Nomura Holdings Inc.	512,700	2,927,394
Nomura Real Estate Holdings Inc.	30,400	665,092
Nomura Real Estate Master Fund Inc.	903	1,129,247
NSK Ltd.	90,300	1,283,415
NTT DOCOMO Inc.	210,700	5,082,537
Olympus Corp.	60,200	2,219,819
Omron Corp.	30,100	1,674,135
Ono Pharmaceutical Co. Ltd.	61,700	1,410,418
Oriental Land Co. Ltd./Japan	30,100	2,398,358
ORIX Corp.	180,600	3,080,992
Osaka Gas Co. Ltd.	60,200	1,159,445
Otsuka Holdings Co. Ltd.	60,200	2,506,965
Panasonic Corp.	331,100	4,954,990
Rakuten Inc.	120,400	1,281,031
Recruit Holdings Co. Ltd.	180,600	4,412,088
Resona Holdings Inc.	391,300	2,094,417
Santen Pharmaceutical Co. Ltd.	90,300	1,429,637
SBI Holdings Inc./Japan	46,900	734,270
Secom Co. Ltd.	30,400	2,294,648
Sekisui House Ltd.	90,300	1,677,579
Seven & i Holdings Co. Ltd.	120,400	4,844,397
Sharp Corp./Japan[a,b]	30,100	949,648
Shimano Inc.	8,000	1,089,149
Shin-Etsu Chemical Co. Ltd.	60,200	6,309,795
Shinsei Bank Ltd.	30,100	503,565
Shionogi & Co. Ltd.	30,100	1,612,415
Shiseido Co. Ltd.	60,200	2,475,707
Showa Shell Sekiyu KK	90,300	1,058,520
SMC Corp./Japan	3,200	1,217,707
SoftBank Group Corp.	120,400	10,539,636
Sompo Holdings Inc.	60,200	2,404,715
Sony Corp.	180,600	7,013,885
Stanley Electric Co. Ltd.	60,200	2,206,574
Start Today Co. Ltd.	60,200	1,637,050
Subaru Corp.	90,300	3,089,733
Sumitomo Chemical Co. Ltd.	301,000	2,103,265
Sumitomo Corp.	160,100	2,301,534
Sumitomo Dainippon Pharma Co. Ltd.	60,200	856,670
Sumitomo Electric Industries Ltd.	120,400	2,035,982
Sumitomo Heavy Industries Ltd.	60,200	2,511,203
Sumitomo Mitsui Financial Group Inc.	210,700	8,375,710
Sumitomo Mitsui Trust Holdings Inc.	60,200	2,354,915
Sumitomo Rubber Industries Ltd.	30,100	567,935
Suzuki Motor Corp.	60,200	3,271,451
Sysmex Corp.	30,100	2,047,637
T&D Holdings Inc.	120,400	1,852,674
Taisei Corp.	60,200	3,321,781
Taiyo Nippon Sanso Corp.	46,900	558,441
Takeda Pharmaceutical Co. Ltd.	120,400	6,776,010
TDK Corp.	30,400	2,319,528
Terumo Corp.	60,800	2,517,504
Tohoku Electric Power Co. Inc.	90,300	1,177,722
Tokio Marine Holdings Inc.	90,300	3,858,193
Tokyo Electric Power Co. Holdings Inc.[a]	270,900	1,106,201
Tokyo Electron Ltd.	30,400	5,285,154
Tokyo Gas Co. Ltd.	60,200	1,494,272

Security	Shares	Value
Tokyu Corp.	37,500	$564,332
Tokyu Fudosan Holdings Corp.	180,600	1,176,133
Toray Industries Inc.	301,000	3,029,072
Toshiba Corp.[a]	603,000	1,745,903
Toyo Seikan Group Holdings Ltd.	90,300	1,583,806
Toyo Suisan Kaisha Ltd.	30,100	1,153,617
Toyota Industries Corp.	30,200	1,836,504
Toyota Motor Corp.	361,200	22,219,379
Toyota Tsusho Corp.	60,200	2,172,138
Trend Micro Inc./Japan	30,100	1,602,614
Unicharm Corp.	60,200	1,362,884
United Urban Investment Corp.	903	1,297,720
USS Co. Ltd.	60,200	1,207,920
West Japan Railway Co.	30,100	2,112,007
Yahoo Japan Corp.	280,300	1,250,657
Yakult Honsha Co. Ltd.	30,100	2,474,118
Yamada Denki Co. Ltd.	185,000	980,111
Yamaha Motor Co. Ltd.	60,200	1,785,391
Yamato Holdings Co. Ltd.	90,300	1,836,913
Yokogawa Electric Corp.	60,200	1,132,690

		482,153,927
MALAYSIA — 0.52%
Alliance Bank Malaysia Bhd	705,000	614,492
Axiata Group Bhd[b]	391,300	498,195
British American Tobacco Malaysia Bhd	30,100	278,710
CIMB Group Holdings Bhd[b]	632,100	916,758
DiGi.Com Bhd[b]	571,900	675,446
Genting Bhd	331,100	707,796
Genting Malaysia Bhd	301,000	357,631
Hong Leong Bank Bhd	120,400	453,331
Hong Leong Financial Group Bhd	90,300	356,209
IHH Healthcare Bhd	361,200	481,202
IOI Corp. Bhd	494,300	520,746
IOI Properties Group Bhd	1,036,218	487,085
Kuala Lumpur Kepong Bhd	90,300	524,715
Malayan Banking Bhd	391,300	854,972
Malaysia Airports Holdings Bhd	301,000	588,704
Maxis Bhd[b]	331,100	465,347
Petronas Chemicals Group Bhd	331,100	576,404
Petronas Dagangan Bhd	60,200	340,709
Petronas Gas Bhd	180,600	769,582
PPB Group Bhd	90,300	357,915
Public Bank Bhd	312,840	1,511,918
RHB Bank Bhd	230,095	276,103
RHB Bank Bhd New[a]	141,000	—
Sapura Energy Bhd	842,800	318,526
Sime Darby Bhd	301,000	654,116
Tenaga Nasional Bhd	481,600	1,706,389
YTL Corp. Bhd	613,454	184,029

		15,477,030
MEXICO — 0.74%
Alfa SAB de CV	602,000	630,314

279

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2017

Security	Shares	Value
America Movil SAB de CV Series L	4,394,600	$3,799,568
Cemex SAB de CV CPO[a]	2,377,908	1,936,609
Fibra Uno Administracion SA de CV	378,100	596,295
Fomento Economico Mexicano SAB de CV	301,000	2,633,440
Gentera SAB de CV	391,300	397,227
Grupo Aeroportuario del Sureste SAB de CV Series B	90,300	1,613,956
Grupo Financiero Banorte SAB de CV Series O	399,900	2,378,464
Grupo Financiero Inbursa SAB de CV Series O	511,700	881,354
Grupo Financiero Santander Mexico SAB de CV Series B	361,200	609,670
Grupo Mexico SAB de CV Series B	481,629	1,569,491
Grupo Televisa SAB	361,200	1,584,690
Industrias Penoles SAB de CV	21,070	490,882
Kimberly-Clark de Mexico SAB de CV Series A	511,700	882,958
Wal-Mart de Mexico SAB de CV	872,900	1,954,759

		21,959,677
NETHERLANDS — 2.63%
ABN AMRO Group NVc	49,364	1,524,787
Aegon NV	291,368	1,720,227
AerCap Holdings NVa	23,478	1,235,882
Akzo Nobel NV	41,237	3,734,555
Altice NV Class Aa,b	46,655	880,210
Altice NV Class Ba,b	32,332	609,799
ArcelorMittal[a]	98,126	2,813,787
ASML Holding NV	54,257	9,784,395
Gemalto NV	12,341	488,519
Heineken NV	35,819	3,490,909
ING Groep NV	554,442	10,243,929
Koninklijke Ahold Delhaize NV	218,225	4,106,944
Koninklijke DSM NV	34,619	2,953,725
Koninklijke KPN NV	517,118	1,785,563
Koninklijke Philips NV	145,721	5,933,879
NN Group NV	42,441	1,777,921
NXP Semiconductors NVa	43,946	5,143,879
RELX NV	168,489	3,805,893
Unilever NV CVA	233,441	13,571,519
Wolters Kluwer NV	43,043	2,110,015

		77,716,337
NEW ZEALAND — 0.11%
Auckland International Airport Ltd.	248,927	1,062,386
Fletcher Building Ltd.	100,837	508,417
Spark New Zealand Ltd.	610,529	1,539,135

		3,109,938
NORWAY — 0.46%
DNB ASA	145,985	2,810,183
Gjensidige Forsikring ASA	49,230	924,804
Norsk Hydro ASA	227,255	1,754,012
Orkla ASA	115,584	1,129,437
Schibsted ASA[b]	23,478	604,318
Statoil ASA	162,898	3,293,041
Telenor ASA	82,474	1,748,889
Yara International ASA	31,021	1,470,312

		13,734,996

Security	Shares	Value
PAKISTAN — 0.01%
MCB Bank Ltd.	120,400	$227,210
United Bank Ltd./Pakistan	120,400	204,703

		431,913
PERU — 0.09%
Credicorp Ltd.	12,341	2,584,699

		2,584,699
PHILIPPINES — 0.25%
Ayala Land Inc.	1,836,100	1,536,456
Bank of the Philippine Islands	762,985	1,448,378
JG Summit Holdings Inc.	421,400	627,713
Jollibee Foods Corp.	346,150	1,669,566
Metropolitan Bank & Trust Co.	969,228	1,625,862
SM Prime Holdings Inc.	872,900	625,614

		7,533,589
POLAND — 0.31%
Alior Bank SAa	45,960	913,554
Bank Millennium SAa	252,007	552,652
Bank Pekao SA	15,050	491,761
Bank Zachodni WBK SA	4,832	485,079
Cyfrowy Polsat SA	134,246	935,592
KGHM Polska Miedz SA	18,060	610,214
mBank SAa	5,205	658,626
Polski Koncern Naftowy ORLEN SA	56,099	1,984,127
Polskie Gornictwo Naftowe i Gazownictwo SA	241,756	444,467
Powszechna Kasa Oszczednosci Bank Polski SAa	118,895	1,266,109
Powszechny Zaklad Ubezpieczen SA	69,531	897,692

		9,239,873
PORTUGAL — 0.11%
Banco Espirito Santo SA Registered[a,d]	1	—
EDP — Energias de Portugal SA	328,741	1,173,027
Galp Energia SGPS SA	51,837	963,785
Jeronimo Martins SGPS SA	55,428	1,007,305

		3,144,117
QATAR — 0.13%
Ezdan Holding Group QSC	161,121	420,422
Masraf Al Rayan QSC	152,746	1,499,455
Ooredoo QPSC	19,724	465,369
Qatar National Bank QPSC	44,616	1,488,936

		3,874,182
RUSSIA — 0.78%
Gazprom PJSC ADR	796,177	3,419,182
Lukoil PJSC ADR	66,824	3,543,677

280

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2017

Security	Shares	Value
Magnit PJSC GDR[e]	53,578	$1,516,257
MMC Norilsk Nickel PJSC ADR	98,493	1,817,885
Mobile TeleSystems PJSC ADR	119,798	1,271,057
Novatek PJSC GDR[e]	16,032	1,829,251
Rosneft Oil Co. PJSC GDR	124,064	679,871
RusHydro PJSC ADR	354,972	475,662
Sberbank of Russia PJSC ADR	329,700	4,731,195
Sistema PJSC FC GDR[e]	62,006	291,428
Surgutneftegas OJSC ADR	246,231	1,228,693
Tatneft PJSC ADR	33,142	1,491,390
VTB Bank PJSC GDR[e]	414,380	857,767

		23,153,315
SINGAPORE — 0.88%
Ascendas REIT	663,916	1,335,239
CapitaLand Commercial Trust	735,205	936,275
CapitaLand Ltd.	331,200	892,179
CapitaLand Mall Trust	270,900	401,657
ComfortDelGro Corp. Ltd.	301,000	446,286
DBS Group Holdings Ltd.	242,200	4,049,704
Genting Singapore PLC	1,327,800	1,189,017
Global Logistic Properties Ltd.	602,000	1,466,999
Golden Agri-Resources Ltd.	903,000	261,806
Hutchison Port Holdings Trust[b]	1,054,800	453,564
Keppel Corp. Ltd.	270,900	1,491,302
Oversea-Chinese Banking Corp. Ltd.	407,175	3,556,505
SembCorp Industries Ltd.	120,400	291,632
Singapore Airlines Ltd.	150,500	1,134,494
Singapore Exchange Ltd.	90,300	508,368
Singapore Telecommunications Ltd.	1,143,800	3,148,305
Suntec REIT	481,600	689,313
United Overseas Bank Ltd.	180,600	3,263,632
Wilmar International Ltd.	240,800	599,172

		26,115,449
SOUTH AFRICA — 1.52%
Anglo American Platinum Ltd.[a]	11,441	318,362
AngloGold Ashanti Ltd.	74,441	686,071
Aspen Pharmacare Holdings Ltd.	69,251	1,564,376
Bid Corp. Ltd.	48,461	1,065,774
Bidvest Group Ltd. (The)	55,986	678,978
Brait SEa	76,755	287,127
Exxaro Resources Ltd.	38,829	394,736
FirstRand Ltd.	462,637	1,676,666
Foschini Group Ltd. (The)	60,200	576,830
Gold Fields Ltd.	161,647	645,159
Growthpoint Properties Ltd.	906,742	1,571,590
Impala Platinum Holdings Ltd.[a]	98,184	272,308
Imperial Holdings Ltd.	35,518	508,937
Investec Ltd.	72,541	494,713
MMI Holdings Ltd./South Africa	437,435	581,545
Mr. Price Group Ltd.	67,725	839,304
MTN Group Ltd.	264,579	2,296,994
Naspers Ltd. Class N	62,156	15,142,043
PSG Group Ltd.	27,692	514,019
Rand Merchant Investment Holdings Ltd.	251,034	701,555
Redefine Properties Ltd.	2,074,231	1,556,269

Security	Shares	Value
Remgro Ltd.	81,409	$1,231,965
RMB Holdings Ltd.	174,881	772,921
Sappi Ltd.	130,935	876,835
Sasol Ltd.	80,969	2,368,563
Shoprite Holdings Ltd.	57,491	822,691
Sibanye Gold Ltd.	312,539	404,673
Standard Bank Group Ltd.	189,028	2,192,210
Steinhoff International Holdings NV Class H	412,069	1,789,457
Tiger Brands Ltd.	28,294	772,314
Truworths International Ltd.	113,513	604,921
Woolworths Holdings Ltd./South Africa	153,514	611,722

		44,821,628
SOUTH KOREA — 3.67%
AmorePacific Corp.	7,224	2,024,667
AmorePacific Group	8,127	1,040,947
BGF retail Co. Ltd.	5,418	382,527
BNK Financial Group Inc.	123,485	1,095,587
Celltrion Inc.[a]	13,129	2,028,500
CJ CheilJedang Corp.	2,122	693,223
CJ Corp.	3,010	501,062
Coway Co. Ltd.	6,923	601,248
Daelim Industrial Co. Ltd.	3,321	247,219
DGB Financial Group Inc.	45,518	424,567
Dongbu Insurance Co. Ltd.	6,622	416,701
E-MART Inc.	2,408	481,450
GS Holdings Corp.	11,907	703,569
Hana Financial Group Inc.	40,451	1,731,267
Hankook Tire Co. Ltd.	10,260	494,524
Hanmi Pharm Co. Ltd.[a]	1,301	538,237
Hanmi Science Co. Ltd.[a]	5,117	419,280
Hanssem Co. Ltd.	3,311	503,883
Hanwha Techwin Co. Ltd.[a]	6,321	216,652
Hyosung Corp.	2,723	326,901
Hyundai Development Co. Engineering & Construction	6,919	247,648
Hyundai Engineering & Construction Co. Ltd.	9,933	335,577
Hyundai Glovis Co. Ltd.	3,311	446,254
Hyundai Heavy Industries Co. Ltd.[a]	4,671	652,485
Hyundai Marine & Fire Insurance Co. Ltd.	12,959	524,560
Hyundai Mobis Co. Ltd.	9,331	2,219,584
Hyundai Motor Co.	19,565	2,811,590
Hyundai Robotics Co. Ltd.[a]	1,564	630,291
Hyundai Steel Co.	8,127	417,104
Industrial Bank of Korea	38,829	531,999
Kakao Corp.	5,719	735,070
Kangwon Land Inc.	26,789	820,157
KB Financial Group Inc.	48,182	2,511,562
KEPCO Plant Service & Engineering Co. Ltd.	5,719	210,822
Kia Motors Corp.	34,916	1,103,250
Korea Aerospace Industries Ltd. Class A	8,700	441,076
Korea Electric Power Corp.	35,223	1,232,420
Korea Gas Corp.[a]	13,315	485,489
Korea Investment Holdings Co. Ltd.	14,749	833,321
Korea Zinc Co. Ltd.	1,505	687,785
KT Corp.	25,110	657,811
KT&G Corp.	15,874	1,501,891

281

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2017

Security	Shares	Value
LG Chem Ltd.	6,325	$2,277,982
LG Corp.	15,050	1,155,264
LG Display Co. Ltd.	32,207	842,295
LG Electronics Inc.	12,096	982,493
LG Household & Health Care Ltd.	1,806	1,897,320
Lotte Chemical Corp.	3,311	1,091,993
Lotte Confectionery Co. Ltd/New[a]	835	138,626
Lotte Corp.	6,899	458,751
Lotte Shopping Co. Ltd.	1,510	303,253
Medy-Tox Inc.	903	341,340
Mirae Asset Daewoo Co. Ltd.	72,615	657,868
NAVER Corp.	3,612	2,882,249
NCsoft Corp.	2,408	916,689
OCI Co. Ltd.	4,515	455,389
Orion Corp./Republic of Korea[a]	3,210	303,709
POSCO	9,111	2,647,057
S-1 Corp.	4,515	369,147
S-Oil Corp.	8,127	932,137
Samsung Biologics Co. Ltd.[a,c]	3,010	1,031,678
Samsung C&T Corp.	9,694	1,280,593
Samsung Electro-Mechanics Co. Ltd.	9,635	894,399
Samsung Electronics Co. Ltd.	13,559	33,330,197
Samsung Fire & Marine Insurance Co. Ltd.	4,214	1,026,842
Samsung Life Insurance Co. Ltd.	10,234	1,233,177
Samsung SDI Co. Ltd.	8,729	1,605,011
Samsung SDS Co. Ltd.	5,117	945,436
Samsung Securities Co. Ltd.	16,608	527,732
Shinhan Financial Group Co. Ltd.	55,413	2,482,914
SK Holdings Co. Ltd.	5,418	1,400,019
SK Hynix Inc.	79,785	5,853,820
SK Innovation Co. Ltd.	8,729	1,597,220
SK Telecom Co. Ltd.	3,010	709,278
Woori Bank	55,405	811,034
Yuhan Corp.	1,204	219,231

		108,511,900
SPAIN — 2.34%
Abertis Infraestructuras SA	86,086	1,862,309
ACS Actividades de Construccion y Servicios SA	49,458	1,950,593
Aena SME SAc	8,730	1,601,777
Amadeus IT Group SA	69,678	4,728,233
Banco Bilbao Vizcaya Argentaria SA	901,495	7,890,126
Banco de Sabadell SA	798,419	1,598,873
Banco Santander SA	2,189,947	14,855,513
Bankia SA	231,672	1,106,264
Bankinter SA	130,634	1,233,131
CaixaBank SA	514,108	2,406,421
Distribuidora Internacional de Alimentacion SAb	120,197	588,099
Endesa SA	41,839	957,748
Ferrovial SA	105,468	2,291,431
Gas Natural SDG SA	47,257	1,011,306
Grifols SA	39,438	1,234,726
Iberdrola SA	718,797	5,809,621
Industria de Diseno Textil SA	157,724	5,897,153
International Consolidated Airlines Group SA	126,721	1,070,271
Red Electrica Corp. SA	34,936	773,682
Repsol SA	188,628	3,534,553
Siemens Gamesa Renewable Energy SAb	36,421	528,237

Security	Shares	Value
Telefonica SA	586,650	$6,154,861

		69,084,928
SWEDEN — 2.01%
Alfa Laval AB	94,815	2,402,143
Assa Abloy AB Class B	149,898	3,163,833
Atlas Copco AB Class A	124,040	5,440,585
Atlas Copco AB Class B	30,100	1,195,472
Electrolux AB Class B	51,772	1,830,492
Essity AB Class Ba	72,698	2,173,524
Getinge AB Class B	58,864	1,158,746
Hennes & Mauritz AB Class B	141,169	3,544,485
Hexagon AB Class B	35,518	1,821,338
Husqvarna AB Class B	157,423	1,538,164
Investor AB Class B	68,026	3,371,316
Lundin Petroleum ABa	40,033	941,553
Millicom International Cellular SA SDR	12,999	831,478
Nordea Bank AB	396,718	4,795,607
Sandvik AB	217,623	3,974,600
Securitas AB Class B	118,091	2,072,143
Skandinaviska Enskilda Banken AB Class A	177,590	2,189,169
Skanska AB Class B	96,940	2,127,127
Svenska Handelsbanken AB Class A	194,747	2,791,471
Swedbank AB Class A	108,962	2,704,592
Tele2 AB Class B	82,795	1,053,258
Telefonaktiebolaget LM Ericsson Class B	408,156	2,569,319
Telia Co. AB	339,227	1,570,158
Volvo AB Class B	207,389	4,109,730

		59,370,303
SWITZERLAND — 5.48%
ABB Ltd. Registered	271,201	7,095,628
Adecco Group AG Registered	24,527	1,947,544
Barry Callebaut AG Registered	1,126	1,758,810
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	301	1,743,855
Cie. Financiere Richemont SA Class A Registered	76,235	7,036,136
Credit Suisse Group AG Registered	328,756	5,187,933
Dufry AG Registered[a]	4,816	717,472
Geberit AG Registered	6,812	3,086,175
Givaudan SA Registered	1,369	3,059,924
Julius Baer Group Ltd.	43,669	2,584,742
Kuehne + Nagel International AG Registered	16,568	2,895,411
LafargeHolcim Ltd. Registered	65,833	3,721,599
Lonza Group AG Registered	10,930	2,905,748
Nestle SA Registered	424,520	35,731,569
Novartis AG Registered	307,321	25,342,883
Partners Group Holding AG	3,809	2,564,044
Roche Holding AG	96,320	22,273,034
SGS SA Registered	602	1,488,090
Sika AG Bearer	301	2,230,021
Sonova Holding AG Registered	8,127	1,468,372
Swatch Group AG (The) Bearer	5,498	2,156,619
Swiss Life Holding AG Registered	5,195	1,807,410
Swiss Prime Site AG Registered	7,881	673,221

282

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2017

Security	Shares	Value
Swiss Re AG	47,558	$4,477,647
Swisscom AG Registered	3,612	1,826,292
UBS Group AG	506,282	8,624,266
Vifor Pharma AG	12,040	1,549,691
Zurich Insurance Group AG	19,444	5,939,705

		161,893,841
TAIWAN — 2.83%
Acer Inc.	1,562,792	808,354
Advanced Semiconductor Engineering Inc.	925,525	1,115,497
Asia Cement Corp.	618,440	551,602
AU Optronics Corp.	2,197,000	899,649
Cathay Financial Holding Co. Ltd.	1,286,318	2,123,995
Chang Hwa Commercial Bank Ltd.	1,409,422	764,073
China Development Financial Holding Corp.	2,723,000	834,249
China Steel Corp.	1,547,288	1,259,501
Chunghwa Telecom Co. Ltd.	602,000	2,055,936
Compal Electronics Inc.	903,000	664,686
CTBC Financial Holding Co. Ltd.	2,606,036	1,667,683
Delta Electronics Inc.	301,000	1,447,139
E.Sun Financial Holding Co. Ltd.	1,456,892	886,420
Far EasTone Telecommunications Co. Ltd.	602,000	1,413,207
First Financial Holding Co. Ltd.	2,167,920	1,398,102
Formosa Chemicals & Fibre Corp.	306,340	930,411
Formosa Petrochemical Corp.	301,000	1,052,919
Formosa Plastics Corp.	307,960	938,395
Fubon Financial Holding Co. Ltd.	602,000	959,104
Highwealth Construction Corp.	223,080	298,086
Hon Hai Precision Industry Co. Ltd.	2,533,722	9,409,203
HTC Corp.[a]	43,000	96,381
Hua Nan Financial Holdings Co. Ltd.	2,625,217	1,436,233
Innolux Corp.	1,573,688	688,761
Largan Precision Co. Ltd.	10,000	1,894,925
MediaTek Inc.	60,000	681,377
Mega Financial Holding Co. Ltd.	1,277,195	1,003,648
Nan Ya Plastics Corp.	605,840	1,494,537
Pegatron Corp.	602,000	1,556,922
Quanta Computer Inc.	602,000	1,417,199
Shin Kong Financial Holding Co. Ltd.	998,149	319,373
Siliconware Precision Industries Co. Ltd.	303,218	480,572
SinoPac Financial Holdings Co. Ltd.	2,830,569	868,143
Synnex Technology International Corp.	312,750	396,129
Taishin Financial Holding Co. Ltd.	2,120,589	928,125
Taiwan Business Bank	4,278,956	1,181,840
Taiwan Cement Corp.	602,000	668,678
Taiwan Cooperative Financial Holding Co. Ltd.	3,464,818	1,872,595
Taiwan Mobile Co. Ltd.	602,000	2,145,758
Taiwan Semiconductor Manufacturing Co. Ltd.	3,612,000	29,102,472
Uni-President Enterprises Corp.	691,972	1,445,456
United Microelectronics Corp.	2,709,000	1,392,248
Vanguard International Semiconductor Corp.	301,000	570,872
Yuanta Financial Holding Co. Ltd.	1,128,067	501,205

		83,621,660
THAILAND — 0.53%
Advanced Info Service PCL NVDR	120,400	704,931
Airports of Thailand PCL NVDR	903,000	1,617,354

Security	Shares	Value
Bangkok Expressway & Metro PCL NVDR	782,600	$183,753
BEC World PCL NVDR[b]	483,000	252,986
Berli Jucker PCL NVDR	331,100	533,229
BTS Group Holdings PCL NVDR	2,287,600	585,328
Central Pattana PCL NVDR	301,000	720,334
Charoen Pokphand Foods PCL NVDR	882,300	690,542
CP ALL PCL NVDR	908,200	1,913,727
Glow Energy PCL NVDR	340,100	921,403
Indorama Ventures PCL NVDR	549,688	761,157
KCE Electronics PCL NVDR	30,100	90,608
Minor International PCL NVDR[b]	395,220	514,547
PTT Exploration & Production PCL NVDR	188,999	490,703
PTT Global Chemical PCL NVDR	301,601	726,312
PTT PCL NVDR	90,400	1,142,926
Siam Cement PCL (The) NVDR	60,500	892,384
Siam Commercial Bank PCL (The) NVDR	301,000	1,327,408
Thai Oil PCL NVDR	220,700	677,646
TMB Bank PCL NVDR	8,518,300	661,566
True Corp. PCL NVDR[a]	1,355,934	251,023

		15,659,867
TURKEY — 0.26%
Akbank Turk AS	181,503	478,552
Anadolu Efes Biracilik ve Malt Sanayii AS	76,805	444,255
Arcelik AS	157,142	857,616
BIM Birlesik Magazalar AS	47,915	976,209
Coca-Cola Icecek AS	25,585	260,126
Emlak Konut Gayrimenkul Yatirim Ortakligi ASa	579,778	403,159
Eregli Demir ve Celik Fabrikalari TAS	217,924	510,865
Haci Omer Sabanci Holding AS	74,347	206,403
KOC Holding AS	58,201	259,996
Tupras Turkiye Petrol Rafinerileri AS	28,625	1,029,175
Turk Hava Yollari AOa	122,246	334,228
Turk Telekomunikasyon ASa	127,074	215,887
Turkiye Garanti Bankasi AS	276,619	759,936
Turkiye Halk Bankasi AS	99,029	288,488
Turkiye Is Bankasi Class C	130,668	245,741
Ulker Biskuvi Sanayi AS	55,384	295,261

		7,565,897
UNITED ARAB EMIRATES — 0.23%
Abu Dhabi Commercial Bank PJSC	388,729	782,189
Aldar Properties PJSC	1,041,487	674,918
DP World Ltd.	33,814	803,083
Emaar Properties PJSC	757,174	1,709,113
Emirates Telecommunications Group Co. PJSC	584,549	2,841,055

		6,810,358
UNITED KINGDOM — 12.24%
3i Group PLC	149,639	1,909,634
Anglo American PLC	198,660	3,746,112
Ashtead Group PLC	82,474	2,124,715
Associated British Foods PLC	46,354	2,051,040

283

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2017

Security	Shares	Value
AstraZeneca PLC	174,580	$11,665,868
Auto Trader Group PLC[c]	165,550	752,960
Aviva PLC	567,089	3,802,984
BAE Systems PLC	412,370	3,250,048
Barclays PLC	2,403,786	5,935,727
Barratt Developments PLC	148,694	1,292,365
Berkeley Group Holdings PLC	18,060	897,196
BHP Billiton PLC	297,087	5,375,293
BP PLC	2,575,657	17,450,603
British American Tobacco PLC	317,856	20,560,350
British Land Co. PLC (The)	137,339	1,096,100
BT Group PLC	1,279,250	4,421,927
Bunzl PLC	88,525	2,756,708
Burberry Group PLC	69,230	1,748,585
Capita PLC	148,441	1,032,921
Carnival PLC	35,819	2,359,743
Centrica PLC	820,589	1,850,314
Cobham PLC[a]	399,427	737,283
Coca-Cola HBC AG	37,023	1,251,242
Compass Group PLC	256,383	5,627,870
ConvaTec Group PLC[c]	198,660	516,805
Diageo PLC	362,103	12,367,589
Experian PLC	185,416	3,905,102
Ferguson PLC	49,966	3,493,453
Fresnillo PLC	42,300	731,364
G4S PLC	349,192	1,303,024
GlaxoSmithKline PLC	681,765	12,290,130
Glencore PLC	1,702,818	8,208,368
HSBC Holdings PLC	2,755,655	26,870,783
Imperial Brands PLC	150,199	6,124,323
Inmarsat PLC	78,561	647,859
InterContinental Hotels Group PLC	38,829	2,151,208
ITV PLC	654,374	1,429,466
J Sainsbury PLC	279,930	901,453
John Wood Group PLC	93,611	884,471
Johnson Matthey PLC	48,644	2,184,019
Kingfisher PLC	316,351	1,313,228
Land Securities Group PLC	101,667	1,304,185
Legal & General Group PLC	1,054,102	3,737,454
Lloyds Banking Group PLC	9,527,252	8,639,860
London Stock Exchange Group PLC	56,069	2,800,323
Marks & Spencer Group PLC	326,035	1,489,810
Mediclinic International PLC[b]	53,578	414,087
Micro Focus International PLC	29,799	1,046,669
Mondi PLC	55,986	1,353,852
National Grid PLC	571,119	6,871,266
Next PLC	29,197	1,907,979
Old Mutual PLC	844,673	2,142,417
Pearson PLC	123,534	1,154,071
Persimmon PLC	58,394	2,172,793
Prudential PLC	372,337	9,157,125
Randgold Resources Ltd.	13,280	1,304,122
Reckitt Benckiser Group PLC	102,087	9,130,404
RELX PLC	170,719	3,928,822
Rio Tinto PLC	168,560	7,942,940
Rolls-Royce Holdings PLC	264,278	3,414,726
Rolls-Royce Holdings PLC New	12,156,788	16,144
Royal Bank of Scotland Group PLC[a]	508,991	1,909,460
Royal Dutch Shell PLC Class A ADR	577,728	18,147,981
Royal Dutch Shell PLC Class B	547,996	17,621,538

Security	Shares	Value
Sage Group PLC (The)	256,151	$2,535,862
Shire PLC	126,119	6,231,924
Sky PLC[a]	145,684	1,824,339
Smith & Nephew PLC	178,493	3,368,195
SSE PLC	169,764	3,115,556
Standard Chartered PLC[a]	466,558	4,649,223
Standard Life Aberdeen PLC	406,491	2,320,060
Tate & Lyle PLC	116,186	997,480
Taylor Wimpey PLC	468,682	1,241,661
Tesco PLC	1,222,377	2,944,587
TUI AG	63,214	1,141,653
Unilever PLC	188,426	10,683,162
United Utilities Group PLC	130,935	1,448,381
Vedanta Ltd. ADR	226,653	4,669,052
Vodafone Group PLC	3,739,925	10,707,636
Weir Group PLC (The)	43,043	1,116,315
Wm Morrison Supermarkets PLC	376,924	1,122,203
Worldpay Group PLC[c]	272,104	1,467,043
WPP PLC	206,486	3,657,871

		361,870,464

TOTAL COMMON STOCKS
(Cost: $2,741,112,898)		2,904,497,870

PREFERRED STOCKS — 1.33%

BRAZIL — 0.66%
Banco Bradesco SA, Preference Shares	526,610	5,582,660
Centrais Eletricas Brasileiras SA Class B, Preference Shares	90,300	699,467
Cia. Brasileira de Distribuicao, Preference Shares	30,100	701,123
Cia. Energetica de Minas Gerais, Preference Shares	136,800	323,250
Cia. Paranaense de Energia Class B, Preference Shares	41,000	313,201
Gerdau SA, Preference Shares	180,600	604,512
Itau Unibanco Holding SA, Preference Shares	423,597	5,444,925
Itausa-Investimentos Itau SA, Preference Shares	605,401	1,939,445
Lojas Americanas SA, Preference Shares	110,200	592,207
Petroleo Brasileiro SA, Preference Shares	571,900	2,931,745
Telefonica Brasil SA, Preference Shares	36,200	558,821

		19,691,356
CHILE — 0.03%
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	13,912	831,716

		831,716
COLOMBIA — 0.05%
Bancolombia SA, Preference Shares	167,786	1,599,009

		1,599,009
GERMANY — 0.38%
Henkel AG & Co. KGaA, Preference Shares	35,276	4,951,920
Porsche Automobil Holding SE, Preference Shares	21,764	1,579,806

284

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2017

Security	Shares	Value
Volkswagen AG, Preference Shares	25,724	$4,671,882

		11,203,608
ITALY — 0.02%
Telecom Italia SpA/Milano, Preference Shares	796,458	566,442

		566,442
SOUTH KOREA — 0.19%
Hyundai Motor Co., Preference Shares	2,408	221,381
Hyundai Motor Co. Series 2, Preference Shares	5,418	546,467
Samsung Electronics Co. Ltd., Preference Shares	2,408	4,814,495

		5,582,343

TOTAL PREFERRED STOCKS
(Cost: $30,246,984)		39,474,474

RIGHTS — 0.01%

BRAZIL — 0.00%
Cia. Energetica de Minas Gerais (Expires 11/29/17)[a]	21,733	7,706

		7,706
SPAIN — 0.01%
Banco Standander SA (Expires 11/01/17)[a]	2,073,547	99,039
Ferrovial SA (Expires 11/13/17)[a]	105,468	50,743

		149,782

TOTAL RIGHTS
(Cost: $146,852)		157,488

SHORT-TERM INVESTMENTS — 1.44%

MONEY MARKET FUNDS — 1.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[f,g,h]	40,037,207	40,045,214

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[f,g]	2,396,591	$2,396,591

		42,441,805

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,437,871)		42,441,805

TOTAL INVESTMENTS IN SECURITIES — 101.04%
(Cost: $2,813,944,605)		2,986,571,637
Other Assets, Less Liabilities — (1.04)%		(30,768,448)

NET ASSETS — 100.00%		$2,955,803,189

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Schedule 1.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	56,524,219	—	(16,487,012)[a]	40,037,207	$40,045,214	$(5,348)	$(757)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,565,628	—	(3,169,037)[a]	2,396,591	2,396,591	—	—	4,870

					$42,441,805	$(5,348)	$(757)	$4,870

[a]	Net of shares purchased and sold.

285

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2017

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
MSCI EAFE E-Mini	72	Dec 2017	$7,227	$136,937
MSCI Emerging Markets E-Mini	46	Dec 2017	2,586	55,744

Total				$192,681

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,904,099,197	$398,671	$2	$2,904,497,870
Preferred stocks	39,474,474	—	—	39,474,474
Rights	157,488	—	—	157,488
Money market funds	42,441,805	—	—	42,441,805

Total	$2,986,172,964	$398,671	$2	$2,986,571,637

Derivative financial instruments[a]:
Assets:
Futures contracts	$192,681	$—	$—	$192,681

Total	$192,681	$—	$—	$192,681

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

286

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.00%

AUSTRALIA — 2.20%
Amcor Ltd./Australia	15,355	$186,492
AMP Ltd.	36,271	138,220
APA Group	73,372	481,568
Aristocrat Leisure Ltd.	8,300	149,873
Aurizon Holdings Ltd.	16,102	63,953
Australia & New Zealand Banking Group Ltd.	31,374	719,756
Brambles Ltd.	24,983	181,213
Caltex Australia Ltd.	24,319	638,832
Commonwealth Bank of Australia	18,438	1,097,482
Crown Resorts Ltd.	4,565	40,637
CSL Ltd.	4,399	468,602
Dexus	20,916	156,685
Domino’s Pizza Enterprises Ltd.[a]	996	35,580
Fortescue Metals Group Ltd.	76,775	273,144
Goodman Group	46,065	295,278
GPT Group (The)	44,239	172,654
Insurance Australia Group Ltd.	20,501	103,118
LendLease Group	10,043	124,825
Macquarie Group Ltd.	3,901	294,174
Medibank Pvt Ltd.	28,884	67,991
Mirvac Group	92,462	170,858
National Australia Bank Ltd.	29,218	731,679
Newcrest Mining Ltd.	9,628	165,437
QBE Insurance Group Ltd.	17,015	139,334
Scentre Group	72,708	224,110
Seek Ltd.	4,980	70,144
Sonic Healthcare Ltd.	4,233	70,658
Stockland	51,045	176,907
Suncorp Group Ltd.	13,114	136,549
Sydney Airport	44,986	245,245
Tatts Group Ltd.	33,283	106,417
Telstra Corp. Ltd.	62,416	169,415
Transurban Group	53,784	500,228
Treasury Wine Estates Ltd.	14,110	169,315
Wesfarmers Ltd.	11,039	353,802
Westfield Corp.	30,295	180,487
Westpac Banking Corp.	36,621	926,331
Woolworths Ltd.	10,458	207,523

		10,434,516
AUSTRIA — 0.07%
Erste Group Bank AG	4,565	196,181
Raiffeisen Bank International AGb	3,569	124,357

		320,538
BELGIUM — 0.41%
Ageas	3,486	169,121
Anheuser-Busch InBev SA/NV	8,798	1,076,682
Colruyt SA	2,324	118,879
KBC Group NV	2,739	227,536
UCB SA	2,158	157,097

Security	Shares	Value
Umicore SA	4,648	$207,762

		1,957,077
BRAZIL — 0.66%
Ambev SA	58,100	371,189
B3 SA — Brasil Bolsa Balcao	16,600	121,277
Banco Bradesco SA	9,020	90,383
Banco do Brasil SA	16,600	174,761
CCR SA	24,900	138,530
Cielo SA	19,536	133,650
Cosan SA Industria e Comercio	33,200	379,562
CPFL Energia SA	16,684	140,251
Embraer SA	8,300	39,758
Kroton Educacional SA	16,600	91,288
Ultrapar Participacoes SA	41,500	990,768
Vale SA	47,020	461,382

		3,132,799
CANADA — 3.45%
Agnico Eagle Mines Ltd.	5,976	267,022
Alimentation Couche-Tard Inc. Class B	4,399	206,420
AltaGas Ltd.	15,521	354,102
Bank of Montreal	4,482	343,617
Bank of Nova Scotia (The)	10,873	702,431
Barrick Gold Corp.	8,964	129,617
BCE Inc.	1,494	69,039
Bombardier Inc. Class Bb	31,374	66,442
Brookfield Asset Management Inc. Class A	8,798	369,364
Cameco Corp.	37,931	308,368
Canadian Imperial Bank of Commerce	2,490	219,350
Canadian National Railway Co.	7,221	581,500
Canadian Pacific Railway Ltd.	747	129,617
Canadian Tire Corp. Ltd. Class A	498	61,154
CCL Industries Inc. Class B	4,150	200,176
CGI Group Inc. Class Ab	2,241	119,169
Constellation Software Inc./Canada	166	94,516
Enbridge Inc.	39,351	1,513,477
Fairfax Financial Holdings Ltd.	249	131,233
First Quantum Minerals Ltd.[a]	20,916	234,131
Franco-Nevada Corp.	4,814	382,849
Goldcorp Inc.	13,529	176,839
Hydro One Ltd.[c]	25,232	446,468
Inter Pipeline Ltd.	58,515	1,191,090
Keyera Corp.	12,450	366,807
Loblaw Companies Ltd.	2,656	137,178
Magna International Inc. Class A	2,241	122,350
Manulife Financial Corp.	21,912	440,926
Pembina Pipeline Corp.	51,913	1,717,547
PrairieSky Royalty Ltd.	41,583	1,107,719
Restaurant Brands International Inc.	2,656	171,730
Rogers Communications Inc. Class B	3,652	189,640
Royal Bank of Canada	13,944	1,091,096
Shaw Communications Inc. Class B	2,324	53,111
SNC-Lavalin Group Inc.	3,154	142,200
Sun Life Financial Inc.	4,897	190,888
Thomson Reuters Corp.	2,656	124,280
Toronto-Dominion Bank (The)	16,019	911,359

287

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2017

Security	Shares	Value
TransCanada Corp.	19,505	$926,756
Wheaton Precious Metals Corp.	14,525	301,632
Yamana Gold Inc.	15,106	39,256

		16,332,466
CHILE — 0.13%
Aguas Andinas SA Series A	571,206	372,491
Cencosud SA	36,603	109,667
SACI Falabella	15,355	146,807

		628,965
CHINA — 3.38%
58.com Inc. ADR[b]	1,245	83,627
Agricultural Bank of China Ltd. Class H	498,000	234,261
Alibaba Group Holding Ltd. ADR[a,b]	12,616	2,332,572
Baidu Inc. ADR[b]	3,071	749,140
Bank of China Ltd. Class H	996,000	496,608
Bank of Communications Co. Ltd. Class H	249,000	187,664
Beijing Enterprises Water Group Ltd.	332,000	278,731
CGN Power Co. Ltd. Class Hc	1,494,000	438,522
China CITIC Bank Corp. Ltd. Class H	166,000	106,811
China Conch Venture Holdings Ltd.[a]	41,500	84,577
China Construction Bank Corp. Class H	1,079,000	962,578
China Everbright Bank Co. Ltd. Class H	166,000	78,300
China Galaxy Securities Co. Ltd. Class H	83,000	72,342
China Huarong Asset Management Co. Ltd. Class Hc	83,000	39,044
China Life Insurance Co. Ltd. Class H	83,000	274,475
China Merchants Bank Co. Ltd. Class H	41,500	158,249
China Minsheng Banking Corp. Ltd. Class H	124,500	120,482
China Mobile Ltd.	83,000	833,532
China Oilfield Services Ltd. Class H	166,000	147,025
China Pacific Insurance Group Co. Ltd. Class H	33,200	163,621
China Taiping Insurance Holdings Co. Ltd.	33,200	109,364
China Telecom Corp. Ltd. Class H	166,000	83,194
China Unicom Hong Kong Ltd.[b]	166,000	235,751
China Vanke Co. Ltd. Class H	24,200	86,076
Chongqing Changan Automobile Co. Ltd. Class B	16,600	21,724
CITIC Securities Co. Ltd. Class H	41,500	92,130
COSCO SHIPPING Ports Ltd.	102,000	118,188
Ctrip.com International Ltd. ADR[a,b]	4,731	226,568
Great Wall Motor Co. Ltd. Class H	82,000	103,317
Guangdong Investment Ltd.	166,000	240,432
Guangzhou R&F Properties Co. Ltd. Class H	33,200	70,725
Haitong Securities Co. Ltd. Class H	66,400	105,024
Huaneng Renewables Corp. Ltd. Class H	664,000	228,091
Industrial & Commercial Bank of China Ltd. Class H	913,000	724,380
JD.com Inc. ADR[a,b]	9,296	348,786
Jiangsu Expressway Co. Ltd. Class H	166,000	254,475
Lenovo Group Ltd.	166,000	96,173
Momo Inc. ADR[b]	1,577	48,051
NetEase Inc. ADR	1,079	304,192
New Oriental Education & Technology Group Inc. ADR	2,324	193,450
Ping An Insurance Group Co. of China Ltd. Class H	83,000	728,742
SOHO China Ltd.[a]	124,500	72,129

Security	Shares	Value
TAL Education Group Class A ADR	5,478	$150,645
Tencent Holdings Ltd.	66,400	2,977,098
Vipshop Holdings Ltd. ADR[b]	7,470	59,013
Want Want China Holdings Ltd.	166,000	135,748
Yum China Holdings Inc.[b]	3,430	138,400
Zhejiang Expressway Co. Ltd. Class H	166,000	205,324

		15,999,351
COLOMBIA — 0.10%
Interconexion Electrica SA ESP	103,501	453,050

		453,050
CZECH REPUBLIC — 0.00%
Komercni Banka AS	415	17,842

		17,842
DENMARK — 0.58%
Carlsberg A/S Class B	724	82,685
Chr Hansen Holding A/S	3,133	274,179
Coloplast A/S Class B	1,328	116,842
Danske Bank A/S	7,596	289,803
Genmab A/Sa,b	542	109,459
Novo Nordisk A/S Class B	21,580	1,073,662
Novozymes A/S Class B	5,686	314,049
Pandora A/S	1,364	128,764
TDC A/S	10,269	60,721
Vestas Wind Systems A/S	3,569	314,849

		2,765,013
FINLAND — 0.37%
Kone OYJ Class B	5,976	323,512
Metso OYJ	2,739	99,585
Neste OYJ	9,379	522,594
Nokia OYJ	75,945	372,998
Sampo OYJ Class A	4,316	226,156
Wartsila OYJ Abp	3,071	197,839

		1,742,684
FRANCE — 3.57%
Aeroports de Paris	1,992	335,556
Airbus SE	7,387	755,131
Alstom SA	1,992	80,617
Atos SE	747	116,087
AXA SA	30,046	907,604
BNP Paribas SA	14,027	1,095,484
Bollore SA	62,167	300,549
Bureau Veritas SA	3,154	84,489
Capgemini SE	2,407	292,601
CNP Assurances	9,296	216,317
Credit Agricole SA	22,327	389,627
Danone SA	7,802	637,498
Dassault Aviation SA	166	258,938
Edenred	4,897	141,193
Essilor International SA	2,656	336,329

288

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2017

Security	Shares	Value
Eutelsat Communications SA	1,743	$43,676
Fonciere des Regions	1,333	135,768
Gecina SA	1,227	199,115
Groupe Eurotunnel SE Registered	11,288	141,888
Hermes International	252	130,799
ICADE	249	21,755
Iliad SAa	249	62,177
Ingenico Group SA	498	48,349
Kering	913	418,526
Klepierre SA	2,822	112,251
L’Oreal SA	3,569	794,330
Legrand SA	4,233	314,465
LVMH Moet Hennessy Louis Vuitton SE	3,403	1,015,264
Natixis SA	22,327	175,098
Orange SA	24,983	409,929
Pernod Ricard SA	3,237	485,509
Peugeot SA	8,466	200,849
Publicis Groupe SA	2,739	178,557
Remy Cointreau SA	249	32,343
Renault SA	3,071	304,594
Rexel SA	8,964	160,033
Safran SA	4,565	480,906
Sanofi	13,446	1,273,320
Schneider Electric SE	9,628	846,258
SCOR SE	4,150	172,327
SES SA	3,901	63,441
Societe BIC SA	747	78,903
Societe Generale SA	10,790	600,837
Sodexo SA	1,494	190,143
Thales SA	1,743	181,690
Unibail-Rodamco SE	1,524	381,441
Valeo SA	1,826	123,590
Vinci SA	6,391	625,769
Vivendi SA	17,679	439,192
Zodiac Aerospace	3,984	113,941

		16,905,053
GERMANY — 2.88%
adidas AG	2,407	535,711
Allianz SE Registered	5,893	1,368,548
BASF SE	5,810	633,654
Bayer AG Registered	7,968	1,036,835
Bayerische Motoren Werke AG	4,233	431,483
Beiersdorf AG	996	111,736
Brenntag AG	3,154	178,624
Commerzbank AGb	20,418	279,842
Continental AG	747	189,620
Daimler AG Registered	11,205	930,567
Deutsche Bank AG Registered[a]	29,854	485,159
Deutsche Boerse AG	2,090	215,913
Deutsche Post AG Registered	7,055	323,160
Deutsche Telekom AG Registered	33,449	609,435
Deutsche Wohnen SE Bearer	5,893	251,021
Fraport AG Frankfurt Airport Services Worldwide	1,577	149,652
Fresenius Medical Care AG & Co. KGaA	2,656	256,873
Fresenius SE & Co. KGaA	4,814	402,155

Security	Shares	Value
GEA Group AGa	3,403	$164,103
Hannover Rueck SE	581	72,861
Henkel AG & Co. KGaA	1,328	167,391
HUGO BOSS AG	1,162	104,016
Infineon Technologies AG	14,774	404,544
Merck KGaA	1,909	204,353
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,427	542,989
ProSiebenSat.1 Media SE Registered	3,154	110,026
SAP SE	11,537	1,312,553
Siemens AG Registered	9,960	1,421,355
Symrise AGa	4,897	381,135
Telefonica Deutschland Holding AG	21,414	108,840
Vonovia SE	5,810	255,573

		13,639,727
GREECE — 0.04%
Alpha Bank AEb	42,316	84,296
Eurobank Ergasias SAb	26,418	21,574
National Bank of Greece SAb	66,320	21,942
OPAP SA	3,666	41,084
Piraeus Bank SAb	7,872	22,651

		191,547
HONG KONG — 1.20%
AIA Group Ltd.	132,800	999,175
BOC Hong Kong Holdings Ltd.	41,500	197,611
CK Asset Holdings Ltd.	41,500	341,232
CK Hutchison Holdings Ltd.	41,500	526,875
Galaxy Entertainment Group Ltd.	83,000	564,908
HKT Trust & HKT Ltd.	83,000	101,386
Hong Kong & China Gas Co. Ltd.	536,149	1,015,699
Hong Kong Exchanges & Clearing Ltd.	8,300	231,070
Hongkong Land Holdings Ltd.	16,600	120,350
Link REIT	41,500	348,679
Melco Resorts & Entertainment Ltd. ADR	4,482	113,305
MTR Corp. Ltd.	41,500	240,432
Power Assets Holdings Ltd.	83,000	719,167
Sands China Ltd.	33,200	156,387

		5,676,276
INDIA — 0.95%
ICICI Bank Ltd. ADR	74,512	681,785
Infosys Ltd. ADR	59,281	880,323
Larsen & Toubro Ltd. GDR[d]	53,037	989,140
Mahindra & Mahindra Ltd. GDR	28,566	595,601
State Bank of India GDR[d]	15,687	741,211
Wipro Ltd. ADR[a]	116,206	622,864

		4,510,924
INDONESIA — 0.28%
Astra International Tbk PT	332,000	195,834
Bank Central Asia Tbk PT	66,400	102,323
Bank Mandiri Persero Tbk PT	298,800	155,321
Bank Rakyat Indonesia Persero Tbk PT	149,400	171,844
Gudang Garam Tbk PT	16,600	85,677

289

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2017

Security	Shares	Value
Hanjaya Mandala Sampoerna Tbk PT	323,700	$94,992
Jasa Marga Persero Tbk PT	166,042	79,578
Perusahaan Gas Negara Persero Tbk PT	838,300	113,731
Telekomunikasi Indonesia Persero Tbk PT	854,900	254,028
Unilever Indonesia Tbk PT	24,900	91,063

		1,344,391
IRELAND — 0.04%
Bank of Ireland Group PLC[b]	11,587	90,816
Paddy Power Betfair PLC	913	93,384

		184,200
ISRAEL — 0.17%
Check Point Software Technologies Ltd.[a,b]	1,909	224,708
Elbit Systems Ltd.	664	98,454
Frutarom Industries Ltd.	2,324	191,373
Taro Pharmaceutical Industries Ltd.[a,b]	1,245	139,963
Teva Pharmaceutical Industries Ltd. ADR[a]	11,620	160,356

		814,854
ITALY — 0.77%
Assicurazioni Generali SpA	20,144	367,020
Atlantia SpA	11,786	384,443
CNH Industrial NV	16,683	213,201
Ferrari NV	996	119,394
Intesa Sanpaolo SpA	174,881	587,958
Luxottica Group SpA	1,577	90,460
Mediobanca SpA	12,948	141,938
Snam SpA	195,714	999,995
Terna Rete Elettrica Nazionale SpA	34,528	208,357
UniCredit SpA[b]	26,892	514,716

		3,627,482
JAPAN — 7.77%
AEON Financial Service Co. Ltd.	8,300	177,278
Amada Holdings Co. Ltd.	16,600	204,670
Asahi Group Holdings Ltd.	8,300	376,981
Astellas Pharma Inc.	33,200	440,748
Bridgestone Corp.	8,300	393,708
Brother Industries Ltd.	8,300	200,068
Canon Inc.	16,600	619,852
Concordia Financial Group Ltd.	24,900	130,384
Dai-ichi Life Holdings Inc.	16,600	312,994
Daiichi Sankyo Co. Ltd.	8,300	189,915
Daiwa House Industry Co. Ltd.	8,300	302,403
Denso Corp.	8,300	452,289
Dentsu Inc.	8,300	352,438
East Japan Railway Co.	8,300	801,294
FUJIFILM Holdings Corp.	8,300	337,902
Hachijuni Bank Ltd. (The)	16,600	103,138
Hino Motors Ltd.	16,600	211,974
Hitachi Chemical Co. Ltd.	8,300	234,837

Security	Shares	Value
Hitachi Ltd.	83,000	$655,205
Honda Motor Co. Ltd.	24,900	772,003
Hoya Corp.	8,300	448,418
IHI Corp.	8,300	296,924
Iida Group Holdings Co. Ltd.	8,300	158,213
Isetan Mitsukoshi Holdings Ltd.[a]	8,300	89,698
Isuzu Motors Ltd.	16,600	240,826
ITOCHU Corp.	33,200	577,925
Japan Exchange Group Inc.	8,300	148,353
Japan Post Bank Co. Ltd.	16,600	209,052
Japan Post Holdings Co. Ltd.	16,600	191,083
Japan Tobacco Inc.	16,600	547,392
Kansai Paint Co. Ltd.[a]	16,600	424,678
Kao Corp.	8,300	499,329
KDDI Corp.	24,900	662,656
Keisei Electric Railway Co. Ltd.	8,300	249,080
Kirin Holdings Co. Ltd.	16,600	395,095
Komatsu Ltd.	16,600	540,088
Kubota Corp.	16,600	309,926
Kyocera Corp.	8,300	550,972
Marubeni Corp.	74,700	497,452
Marui Group Co. Ltd.	8,300	126,001
Maruichi Steel Tube Ltd.	8,300	252,002
Mebuki Financial Group Inc.	24,900	102,992
Mitsubishi Corp.	16,600	386,915
Mitsubishi Electric Corp.	33,200	564,339
Mitsubishi Estate Co. Ltd.	16,600	298,823
Mitsubishi Heavy Industries Ltd.	8,300	322,782
Mitsubishi Motors Corp.	16,600	131,625
Mitsubishi UFJ Financial Group Inc.	166,000	1,113,922
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,600	86,776
Mitsui & Co. Ltd.	33,200	493,486
Mitsui Fudosan Co. Ltd.	8,300	191,814
Mizuho Financial Group Inc.	356,900	643,570
MS&AD Insurance Group Holdings Inc.	8,300	280,124
Nippon Paint Holdings Co. Ltd.	8,300	290,715
Nippon Telegraph & Telephone Corp.	8,300	399,770
Nissan Motor Co. Ltd.	33,200	320,956
Nomura Holdings Inc.	74,700	426,519
Nomura Real Estate Holdings Inc.	8,300	181,588
Nomura Real Estate Master Fund Inc.	83	103,796
NTT DOCOMO Inc.	16,600	400,428
Obayashi Corp.	16,600	216,211
Odakyu Electric Railway Co. Ltd.	8,300	161,427
Olympus Corp.	8,300	306,055
Omron Corp.	8,300	461,639
ORIX Corp.	16,600	283,192
Otsuka Holdings Co. Ltd.	8,300	345,645
Panasonic Corp.	24,900	372,634
Rakuten Inc.	16,600	176,621
Resona Holdings Inc.	41,500	222,127
SBI Holdings Inc./Japan	8,300	129,945
Secom Co. Ltd.	8,300	626,499
Sekisui House Ltd.	16,600	308,392
Seven & i Holdings Co. Ltd.	8,300	333,958
Shin-Etsu Chemical Co. Ltd.	8,300	869,955
Shionogi & Co. Ltd.	8,300	444,619
Shiseido Co. Ltd.	8,300	341,335
SoftBank Group Corp.	8,300	726,570
Sompo Holdings Inc.	8,300	331,547

290

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2017

Security	Shares	Value
Sony Corp.	16,600	$644,687
Subaru Corp.	8,300	283,995
Sumitomo Corp.	41,500	596,588
Sumitomo Mitsui Financial Group Inc.	16,600	659,880
Sumitomo Mitsui Trust Holdings Inc.	8,300	324,681
Suzuki Motor Corp.	8,300	451,047
T&D Holdings Inc.	16,600	255,435
Takeda Pharmaceutical Co. Ltd.	8,300	467,117
Terumo Corp.	8,300	343,672
Toho Gas Co. Ltd.	16,600	462,369
Tokio Marine Holdings Inc.	8,300	354,629
Toyota Industries Corp.	8,300	504,735
Toyota Motor Corp.	33,200	2,042,313
Toyota Tsusho Corp.	8,300	299,481
Unicharm Corp.	8,300	187,906
Yahoo Japan Corp.	24,900	111,100
Yamaha Corp.	8,300	324,316
Yamaha Motor Co. Ltd.	8,300	246,159
Yamato Holdings Co. Ltd.	8,300	168,841

		36,813,506
MALAYSIA — 0.28%
British American Tobacco Malaysia Bhd[a]	8,300	76,854
CIMB Group Holdings Bhd[a]	74,700	108,340
Gamuda Bhd[a]	58,100	72,050
IOI Properties Group Bhd	49,800	23,409
Malayan Banking Bhd	33,200	72,541
Petronas Chemicals Group Bhd	58,100	101,145
Petronas Dagangan Bhd	83,000	469,748
PPB Group Bhd	58,100	230,287
Sapura Energy Bhd	190,900	72,148
Westports Holdings Bhd	130,400	114,275

		1,340,797
MEXICO — 0.32%
America Movil SAB de CV Series L	257,300	222,461
Fomento Economico Mexicano SAB de CV	24,900	217,849
Grupo Aeroportuario del Pacifico SAB de CV Series B	8,300	78,890
Grupo Financiero Banorte SAB de CV Series O	16,600	98,731
Grupo Mexico SAB de CV Series B	166,000	540,947
Grupo Televisa SAB[a]	33,200	145,658
Wal-Mart de Mexico SAB de CV	83,000	185,869

		1,490,405
NETHERLANDS — 1.31%
Aegon NV	30,295	178,861
AerCap Holdings NVb	2,988	157,288
Altice NV Class Aa,b	6,225	117,443
ASML Holding NV	4,565	823,226
Heineken NV	2,241	218,407
ING Groep NV	43,990	812,764
Koninklijke Ahold Delhaize NV	10,209	192,131
Koninklijke DSM NV	2,407	205,368

Security	Shares	Value
Koninklijke KPN NV	44,156	$152,467
Koninklijke Philips NV	13,446	547,532
Koninklijke Vopak NV	15,355	664,979
NN Group NV	4,814	201,666
NXP Semiconductors NVb	3,403	398,321
Randstad Holding NV	2,490	153,216
RELX NV	9,978	225,387
Unilever NV CVA	16,185	940,945
Wolters Kluwer NV	3,861	189,270

		6,179,271
NEW ZEALAND — 0.08%
Auckland International Airport Ltd.	16,434	70,138
Meridian Energy Ltd.	166,249	324,583

		394,721
NORWAY — 0.24%
DNB ASA	16,351	314,754
Gjensidige Forsikring ASA	4,399	82,637
Marine Harvest ASA	10,530	205,274
Orkla ASA	25,149	245,745
Telenor ASA	13,529	286,887

		1,135,297
PERU — 0.15%
Southern Copper Corp.	16,932	727,229

		727,229
PHILIPPINES — 0.07%
International Container Terminal Services Inc.	40,670	83,428
PLDT Inc.	2,075	68,731
SM Investments Corp.	3,320	61,416
SM Prime Holdings Inc.	166,000	118,973

		332,548
POLAND — 0.15%
Bank Pekao SA	4,316	141,026
Bank Zachodni WBK SA	1,162	116,652
Powszechna Kasa Oszczednosci Bank Polski SAb	20,584	219,198
Powszechny Zaklad Ubezpieczen SA	17,679	228,248

		705,124
PORTUGAL — 0.03%
Jeronimo Martins SGPS SA	6,391	116,145

		116,145
QATAR — 0.06%
Barwa Real Estate Co.	5,976	49,259
Ezdan Holding Group QSC	17,921	46,762
Ooredoo QPSC	913	21,542

291

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2017

Security	Shares	Value
Qatar Gas Transport Co. Ltd.	44,640	$185,757

		303,320
RUSSIA — 0.31%
Magnit PJSC GDR[d]	8,881	251,332
Mobile TeleSystems PJSC ADR	23,406	248,338
PhosAgro PJSC GDR[d]	15,272	209,990
Sberbank of Russia PJSC ADR	54,321	779,506

		1,489,166
SINGAPORE — 0.43%
City Developments Ltd.	8,300	78,833
DBS Group Holdings Ltd.	16,600	277,560
Genting Singapore PLC	132,800	118,920
Global Logistic Properties Ltd.[a]	58,100	141,582
Hutchison Port Holdings Trust[a]	340,300	146,329
Oversea-Chinese Banking Corp. Ltd.	24,900	217,491
SATS Ltd.	14,400	49,677
Singapore Technologies Engineering Ltd.	33,200	84,803
Singapore Telecommunications Ltd.	157,700	434,069
United Overseas Bank Ltd.	8,300	149,990
UOL Group Ltd.	24,900	165,220
Yangzijiang Shipbuilding Holdings Ltd.	149,400	172,714

		2,037,188
SOUTH AFRICA — 0.76%
Aspen Pharmacare Holdings Ltd.	6,059	136,872
Barclays Africa Group Ltd.	7,470	74,028
Bid Corp. Ltd.	5,727	125,951
Brait SEa,b	16,600	62,098
FirstRand Ltd.	60,922	220,790
Fortress Income Fund Ltd.	21,829	61,977
Fortress Income Fund Ltd. Class A	37,018	44,318
Growthpoint Properties Ltd.	112,548	195,071
Liberty Holdings Ltd.	7,719	60,611
Mr. Price Group Ltd.	4,731	58,630
MTN Group Ltd.	22,244	193,116
Naspers Ltd. Class N	5,312	1,294,075
Nedbank Group Ltd.	4,067	59,639
Redefine Properties Ltd.	230,159	172,685
RMB Holdings Ltd.	29,880	132,061
Sanlam Ltd.	30,046	150,217
SPAR Group Ltd. (The)	5,395	63,468
Standard Bank Group Ltd.	19,173	222,355
Steinhoff International Holdings NV Class H	49,634	215,541
Vodacom Group Ltd.	3,818	41,471

		3,584,974
SOUTH KOREA — 1.61%
AmorePacific Corp.	664	186,099
AmorePacific Group	747	95,679
BGF retail Co. Ltd.	830	58,600

Security	Shares	Value
Celltrion Inc.[b]	948	$146,471
Coway Co. Ltd.	996	86,500
Daelim Industrial Co. Ltd.	664	49,429
Dongsuh Cos. Inc.	1,660	40,746
Hana Financial Group Inc.	4,640	198,588
Hanwha Corp.	2,407	95,928
Hyundai Engineering & Construction Co. Ltd.	2,324	78,514
Hyundai Glovis Co. Ltd.	913	123,053
Hyundai Heavy Industries Co. Ltd.[b]	467	65,235
Hyundai Mobis Co. Ltd.	996	236,921
Hyundai Motor Co.	996	143,130
Industrial Bank of Korea	9,960	136,463
Kangwon Land Inc.	2,905	88,938
KB Financial Group Inc.	4,756	247,914
Kia Motors Corp.	3,984	125,883
Korea Aerospace Industries Ltd. Class A	1,302	66,009
Korea Gas Corp.[b]	3,403	124,080
Korea Zinc Co. Ltd.	996	455,172
KT&G Corp.	2,407	227,734
LG Household & Health Care Ltd.	166	174,394
NAVER Corp.	296	236,198
Samsung C&T Corp.	1,328	175,431
Samsung Electronics Co. Ltd.	1,107	2,721,184
Samsung Fire & Marine Insurance Co. Ltd.	498	121,350
Samsung Life Insurance Co. Ltd.	1,494	180,024
Shinhan Financial Group Co. Ltd.	4,412	197,690
SK Holdings Co. Ltd.	830	214,473
SK Hynix Inc.	5,146	377,562
SK Telecom Co. Ltd.	581	136,907

		7,612,299
SPAIN — 1.12%
Abertis Infraestructuras SA	19,920	430,932
Aena SME SAc	2,324	426,407
Amadeus IT Group SA	5,478	371,728
Banco Bilbao Vizcaya Argentaria SA	85,843	751,321
Banco de Sabadell SA	91,059	182,350
Banco Santander SA	187,922	1,274,770
Bankia SA	32,177	153,649
CaixaBank SA	58,847	275,449
Industria de Diseno Textil SA	14,774	552,386
Mapfre SA	42,164	137,975
Siemens Gamesa Renewable Energy SA	4,731	68,617
Telefonica SA	63,080	661,806

		5,287,390
SWEDEN — 1.00%
Assa Abloy AB Class B	11,952	252,266
Atlas Copco AB Class A	9,711	425,939
Atlas Copco AB Class B	6,806	270,312
Boliden AB	26,809	938,273
Hennes & Mauritz AB Class B	12,284	308,428
Hexagon AB Class B	2,988	153,222
Investor AB Class B	6,059	300,279
Kinnevik AB Class B	2,739	89,874
Nordea Bank AB	32,038	387,282
Sandvik AB	15,687	286,503

292

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2017

Security	Shares	Value
Skandinaviska Enskilda Banken AB Class A	9,711	$119,708
SKF AB Class B	2,822	65,630
Svenska Handelsbanken AB Class A	12,948	185,594
Swedbank AB Class A	6,889	170,995
Telefonaktiebolaget LM Ericsson Class B	40,836	257,060
Telia Co. AB	19,090	88,361
Volvo AB Class B	22,659	449,023

		4,748,749
SWITZERLAND — 2.56%
ABB Ltd. Registered	19,920	521,181
Adecco Group AG Registered	2,656	210,897
Cie. Financiere Richemont SA Class A Registered	6,059	559,217
Credit Suisse Group AG Registered	31,937	503,982
EMS-Chemie Holding AG Registered	332	217,825
Geberit AG Registered	415	188,016
Givaudan SA Registered	249	556,553
Kuehne + Nagel International AG Registered	1,162	203,070
Nestle SA Registered	33,864	2,850,311
Novartis AG Registered	24,485	2,019,128
Roche Holding AG	7,470	1,727,363
Sika AG Bearer	83	614,923
Swatch Group AG (The) Registered	1,992	150,279
Swiss Life Holding AG Registered	332	115,507
Swiss Re AG	4,814	453,244
UBS Group AG	43,741	745,107
Zurich Insurance Group AG	1,660	507,093

		12,143,696
TAIWAN — 1.39%
Acer Inc.	332,000	171,727
Cathay Financial Holding Co. Ltd.	249,000	411,154
China Development Financial Holding Corp.	332,000	101,715
China Life Insurance Co. Ltd./Taiwan	73,030	69,012
Chunghwa Telecom Co. Ltd.	83,000	283,460
CTBC Financial Holding Co. Ltd.	263,400	168,558
Foxconn Technology Co. Ltd.	83,510	266,096
Fubon Financial Holding Co. Ltd.	166,000	264,470
Hon Hai Precision Industry Co. Ltd.	249,650	927,098
Mega Financial Holding Co. Ltd.	249,000	195,670
Pou Chen Corp.	83,000	104,577
Quanta Computer Inc.	83,000	195,394
Shin Kong Financial Holding Co. Ltd.	166,000	53,114
Synnex Technology International Corp.	166,000	210,255
Taiwan Mobile Co. Ltd.	83,000	295,844
Taiwan Semiconductor Manufacturing Co. Ltd.	249,000	2,006,233
Teco Electric and Machinery Co. Ltd.	166,000	154,940
Uni-President Enterprises Corp.	166,000	346,756
WPG Holdings Ltd.	83,000	113,659
Yuanta Financial Holding Co. Ltd.	498,000	221,264

		6,560,996

Security	Shares	Value
THAILAND — 0.27%
Advanced Info Service PCL NVDR	16,600	$97,191
Airports of Thailand PCL NVDR	116,200	208,125
Bangkok Bank PCL Foreign	8,300	50,220
Bangkok Expressway & Metro PCL NVDR	309,300	72,623
BTS Group Holdings PCL NVDR	240,700	61,588
CP ALL PCL NVDR	74,700	157,405
Energy Absolute PCL NVDR	307,100	399,822
Kasikornbank PCL Foreign	16,600	113,931
Krung Thai Bank PCL NVDR	91,300	50,020
Siam Commercial Bank PCL (The) NVDR	16,800	74,088

		1,285,013
TURKEY — 0.10%
Akbank Turk AS	62,084	163,691
Turkiye Garanti Bankasi AS	61,171	168,051
Turkiye Is Bankasi Class C	82,253	154,689

		486,431
UNITED ARAB EMIRATES — 0.09%
Aldar Properties PJSC	74,783	48,462
DAMAC Properties Dubai Co. PJSC	54,282	58,381
DP World Ltd.	3,652	86,735
Emaar Properties PJSC	79,680	179,856
Emirates Telecommunications Group Co. PJSC	13,778	66,964

		440,398
UNITED KINGDOM — 5.57%
3i Group PLC	20,501	261,626
Antofagasta PLC	46,397	588,096
Ashtead Group PLC	9,794	252,315
Associated British Foods PLC	3,569	157,919
AstraZeneca PLC	14,478	967,456
Auto Trader Group PLC[c]	13,861	63,043
Aviva PLC	63,744	427,477
Babcock International Group PLC	9,545	102,923
BAE Systems PLC	39,757	313,340
Barclays PLC	219,701	542,513
Barratt Developments PLC	16,351	142,114
Berkeley Group Holdings PLC	2,656	131,947
British American Tobacco PLC	29,054	1,879,343
British Land Co. PLC (The)	23,572	188,128
BT Group PLC	116,034	401,090
Bunzl PLC	5,478	170,587
Burberry Group PLC	6,972	176,096
Capita PLC	13,280	92,408
Cobham PLC[b]	19,505	36,003
Coca-Cola European Partners PLC	747	30,645
Compass Group PLC	22,664	497,498
Croda International PLC	5,020	278,919
DCC PLC	1,245	118,046
Diageo PLC	31,540	1,077,245
Direct Line Insurance Group PLC	18,316	90,408
Dixons Carphone PLC	24,402	56,190
Experian PLC	15,521	326,892

293

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2017

Security	Shares	Value
Ferguson PLC	4,316	$301,760
Fresnillo PLC	6,972	120,545
GlaxoSmithKline PLC	54,863	989,012
Hammerson PLC	19,256	133,992
Hikma Pharmaceuticals PLC[a]	4,233	65,431
HSBC Holdings PLC	227,918	2,222,461
IMI PLC	8,798	142,770
Imperial Brands PLC	14,442	588,869
Inmarsat PLC	10,375	85,558
Intertek Group PLC	1,743	125,568
Intu Properties PLC[a]	24,734	70,946
Investec PLC	9,628	65,909
ITV PLC	65,819	143,780
Johnson Matthey PLC	6,557	294,396
Kingfisher PLC	25,813	107,154
Land Securities Group PLC	13,927	178,656
Legal & General Group PLC	83,000	294,287
Lloyds Banking Group PLC	809,748	734,326
London Stock Exchange Group PLC	4,316	215,559
Marks & Spencer Group PLC	20,252	92,541
Mediclinic International PLC[a]	4,565	35,281
Meggitt PLC	18,343	126,299
Merlin Entertainments PLC[c]	2,490	12,525
Micro Focus International PLC	2,601	91,358
National Grid PLC	40,469	486,892
Next PLC	1,743	113,902
Old Mutual PLC	54,199	137,470
Pearson PLC	13,446	125,614
Persimmon PLC	5,644	210,009
Provident Financial PLC[a]	830	10,267
Prudential PLC	32,204	792,014
Randgold Resources Ltd.	1,881	184,718
Reckitt Benckiser Group PLC	8,383	749,754
RELX PLC	18,094	416,404
Rolls-Royce Holdings PLC	25,149	324,949
Rolls-Royce Holdings PLC New[b]	1,156,854	1,536
Royal Bank of Scotland Group PLC[b]	55,029	206,439
Royal Mail PLC	14,193	70,566
RSA Insurance Group PLC	3,071	25,652
Schroders PLC	2,075	96,250
Segro PLC	20,267	146,141
Severn Trent PLC	15,770	442,081
Shire PLC	10,624	524,964
Sky PLC[b]	16,683	208,914
Smith & Nephew PLC	11,371	214,573
Smiths Group PLC	10,790	225,102
Standard Chartered PLC[b]	41,998	418,508
Standard Life Aberdeen PLC	45,235	258,180
Taylor Wimpey PLC	50,132	132,813
Tesco PLC	78,601	189,342
Travis Perkins PLC	6,391	129,001
Unilever PLC	15,106	856,463
United Utilities Group PLC	45,982	508,645
Vodafone Group PLC	328,182	939,605
Weir Group PLC (The)	4,067	105,477
Whitbread PLC	3,237	158,747

Security	Shares	Value
WPP PLC	19,920	$352,880

		26,373,122
UNITED STATES — 52.08%
3M Co.	6,557	1,509,356
Abbott Laboratories	19,968	1,082,865
AbbVie Inc.	17,181	1,550,585
Accenture PLC Class A	7,387	1,051,613
Activision Blizzard Inc.	8,051	527,260
Acuity Brands Inc.	747	124,898
Adobe Systems Inc.[b]	5,810	1,017,680
Advance Auto Parts Inc.	830	67,844
Advanced Micro Devices Inc.[b]	11,371	124,910
Aetna Inc.	4,233	719,737
Affiliated Managers Group Inc.	664	123,836
Aflac Inc.	4,980	417,772
AGCO Corp.	1,494	102,444
Agilent Technologies Inc.	3,735	254,092
AGNC Investment Corp.	7,055	142,017
Akamai Technologies Inc.[b]	1,992	104,082
Albemarle Corp.	1,992	280,653
Alexandria Real Estate Equities Inc.[a]	1,577	195,485
Align Technology Inc.[b]	830	198,353
Alkermes PLC[b]	1,743	84,989
Allergan PLC	4,150	735,504
Alliance Data Systems Corp.	747	167,126
Allstate Corp. (The)	3,984	373,938
Ally Financial Inc.	10,043	262,424
Alphabet Inc. Class Ab	3,237	3,343,950
Alphabet Inc. Class Cb	3,403	3,459,626
Altria Group Inc.	24,236	1,556,436
Amazon.com Inc.[b]	4,399	4,862,127
AMERCO	498	195,535
American Express Co.	9,379	895,882
American International Group Inc.	13,778	890,197
American Tower Corp.	4,814	691,627
American Water Works Co. Inc.	12,201	1,070,760
Ameriprise Financial Inc.	2,241	350,806
AmerisourceBergen Corp.	2,158	166,058
AMETEK Inc.	3,818	257,677
Amgen Inc.	8,300	1,454,326
Amphenol Corp. Class A	2,739	238,293
Analog Devices Inc.	5,395	492,563
Annaly Capital Management Inc.	20,003	229,234
Anthem Inc.	3,403	711,942
Aon PLC	2,241	321,427
Apple Inc.	57,187	9,666,890
Applied Materials Inc.	15,189	857,115
Arch Capital Group Ltd.[b]	747	74,431
Arista Networks Inc.[a,b]	498	99,545
Arrow Electronics Inc.[b]	1,909	159,573
Assurant Inc.	664	66,832
AT&T Inc.	69,056	2,323,734
Atmos Energy Corp.	5,229	456,178
Autodesk Inc.[b]	2,490	311,150
Autoliv Inc.	830	103,634
Automatic Data Processing Inc.	5,312	617,573
AutoZone Inc.[b]	332	195,714
AvalonBay Communities Inc.	1,743	316,058

294

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2017

Security	Shares	Value
Avery Dennison Corp.	2,075	$220,303
Avnet Inc.	3,154	125,529
Axalta Coating Systems Ltd.[b]	7,885	262,176
Axis Capital Holdings Ltd.	913	49,658
Baker Hughes a GE Co.	7,802	245,217
Ball Corp.	5,146	220,918
Bank of America Corp.	117,445	3,216,819
Bank of New York Mellon Corp. (The)	14,193	730,230
Baxter International Inc.	4,913	316,741
BB&T Corp.	8,549	420,953
Becton Dickinson and Co.	2,668	556,732
Berkshire Hathaway Inc. Class Bb	6,142	1,148,185
Best Buy Co. Inc.	3,486	195,146
Biogen Inc.[b]	2,490	776,033
BioMarin Pharmaceutical Inc.[b]	2,075	170,337
BlackRock Inc.[e]	1,660	781,578
Boeing Co. (The)	7,055	1,820,049
BorgWarner Inc.	2,739	144,400
Boston Properties Inc.	1,992	241,391
Boston Scientific Corp.[b]	17,762	499,823
Brighthouse Financial Inc.[b]	1,158	72,004
Bristol-Myers Squibb Co.	19,173	1,182,207
Broadcom Ltd.	4,897	1,292,367
Brown-Forman Corp. Class B	3,486	198,772
C.R. Bard Inc.	830	271,468
CA Inc.	4,980	161,252
Campbell Soup Co.	2,324	110,088
Capital One Financial Corp.	7,553	696,236
Cardinal Health Inc.	4,067	251,747
CarMax Inc.[b]	2,241	168,299
Caterpillar Inc.	7,304	991,883
CBRE Group Inc. Class Ab	4,731	186,023
CBS Corp. Class B NVS	5,063	284,136
Celgene Corp.[b]	8,466	854,812
Centene Corp.[b]	2,241	209,914
CenturyLink Inc.	2,573	48,861
Cerner Corp.[b]	3,652	246,583
CH Robinson Worldwide Inc.	1,411	110,806
Charles Schwab Corp. (The)	15,521	695,962
Charter Communications Inc. Class Ab	2,704	903,596
Cheniere Energy Inc.[b]	11,122	519,842
Chipotle Mexican Grill Inc.[b]	332	90,271
Chubb Ltd.	5,727	863,746
Church & Dwight Co. Inc.	2,324	104,975
Cigna Corp.	3,154	622,032
Cincinnati Financial Corp.	1,494	104,834
Cintas Corp.	1,494	222,666
Cisco Systems Inc.	58,349	1,992,618
CIT Group Inc.	2,656	123,823
Citigroup Inc.	33,283	2,446,300
Citizens Financial Group Inc.	8,300	315,483
Citrix Systems Inc.[b]	1,909	157,702
Clorox Co. (The)	830	105,020
CME Group Inc.	4,150	569,255
Coca-Cola Co. (The)	49,883	2,293,620
Cognizant Technology Solutions Corp. Class A	7,221	546,413
Colgate-Palmolive Co.	9,379	660,751

Security	Shares	Value
Colony NorthStar Inc. Class A	9,545	$117,213
Comcast Corp. Class A	54,448	1,961,761
Comerica Inc.	2,241	176,075
Concho Resources Inc.[b]	3,071	412,159
Consolidated Edison Inc.	6,225	535,661
Constellation Brands Inc. Class A	2,656	581,903
Cooper Companies Inc. (The)	581	139,591
Core Laboratories NV	3,154	315,085
Corning Inc.	9,130	285,860
CoStar Group Inc.[b]	249	73,642
Costco Wholesale Corp.	5,810	935,875
Coty Inc. Class A	8,632	132,933
Crown Castle International Corp.	4,150	444,382
CSX Corp.	8,300	418,569
Cummins Inc.	2,241	396,388
CVS Health Corp.	14,276	978,334
Danaher Corp.	7,470	689,257
DaVita Inc.[b]	1,909	115,953
Deere & Co.	3,071	408,074
Dell Technologies Inc. Class Vb	3,237	267,926
Delphi Automotive PLC	3,071	305,196
DENTSPLY SIRONA Inc.	2,988	182,477
DexCom Inc.[a,b]	1,245	55,988
Diamondback Energy Inc.[b]	6,474	693,754
Digital Realty Trust Inc.	2,090	247,540
Discover Financial Services	5,312	353,407
Discovery Communications Inc. Class C NVS[b]	6,059	107,911
DISH Network Corp. Class Ab	2,988	145,038
Dollar General Corp.	3,403	275,098
Dollar Tree Inc.[b]	2,988	272,655
Domino’s Pizza Inc.	664	121,512
Dover Corp.	2,573	245,696
DR Horton Inc.	5,395	238,513
Dr Pepper Snapple Group Inc.	2,573	220,403
DXC Technology Co.	3,569	326,635
E*TRADE Financial Corp.[b]	3,984	173,663
Eaton Corp. PLC	6,806	544,616
eBay Inc.[b]	11,786	443,625
Ecolab Inc.	7,885	1,030,254
Edison International	6,308	504,325
Edwards Lifesciences Corp.[b]	2,656	271,523
Electronic Arts Inc.[b]	3,652	436,779
Eli Lilly & Co.	10,707	877,332
Emerson Electric Co.	8,798	567,119
Envision Healthcare Corp.[b]	1,743	74,252
Equifax Inc.	2,324	252,224
Equinix Inc.	747	346,234
Equity Residential	4,150	279,129
Essex Property Trust Inc.	664	174,254
Estee Lauder Companies Inc. (The) Class A	2,656	296,967
Everest Re Group Ltd.	415	98,542
Eversource Energy	12,367	774,669
Expedia Inc.	1,494	186,242
Expeditors International of Washington Inc.	5,478	319,806
Express Scripts Holding Co.[b]	7,968	488,359
Extra Space Storage Inc.	1,826	148,983
F5 Networks Inc.[b]	996	120,785
Facebook Inc. Class Ab	25,398	4,573,164
Fastenal Co.	4,565	214,418
Fidelity National Information Services Inc.	3,901	361,857

295

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2017

Security	Shares	Value
Fifth Third Bancorp.	9,545	$275,850
First Data Corp. Class Ab	3,652	65,042
Fiserv Inc.[b]	2,573	333,023
FleetCor Technologies Inc.[b]	1,079	178,326
Flowserve Corp.	2,739	120,708
Fluor Corp.	3,652	157,365
FMC Corp.	2,905	269,758
FNF Group	1,079	40,376
Foot Locker Inc.	1,328	39,946
Ford Motor Co.	33,532	411,438
Fortinet Inc.[b]	1,826	71,963
Fortive Corp.	4,482	323,869
Franklin Resources Inc.	5,229	220,298
Freeport-McMoRan Inc.[b]	15,604	218,144
Garmin Ltd.	1,411	79,877
General Dynamics Corp.	3,569	724,436
General Electric Co.	102,339	2,063,154
General Mills Inc.	8,300	430,936
General Motors Co.	9,379	403,109
Genuine Parts Co.	1,577	139,139
GGP Inc.	6,806	132,445
Gilead Sciences Inc.	14,691	1,101,237
Global Payments Inc.	1,826	189,813
Goldman Sachs Group Inc. (The)	4,897	1,187,425
Halliburton Co.	14,110	603,061
Hanesbrands Inc.	4,316	97,110
Harley-Davidson Inc.	1,743	82,514
Harris Corp.	1,328	185,017
Hartford Financial Services Group Inc. (The)	5,561	306,133
Hasbro Inc.	1,162	107,590
HCA Healthcare Inc.[b]	2,407	182,090
HCP Inc.	6,354	164,187
HD Supply Holdings Inc.[b]	2,324	82,246
Helmerich & Payne Inc.	4,814	261,448
Henry Schein Inc.[b]	996	78,286
Hershey Co. (The)	2,075	220,323
Hewlett Packard Enterprise Co.	19,422	270,354
Hologic Inc.[b]	2,075	78,539
Home Depot Inc. (The)	13,695	2,270,357
Honeywell International Inc.	8,051	1,160,632
Hormel Foods Corp.	2,822	87,934
Host Hotels & Resorts Inc.	9,047	176,959
HP Inc.	19,422	418,544
Humana Inc.	1,743	445,075
Huntington Bancshares Inc./OH	11,620	160,356
Huntington Ingalls Industries Inc.	664	154,599
IDEX Corp.	1,328	170,263
IDEXX Laboratories Inc.[b]	996	165,505
IHS Markit Ltd.[b]	6,761	288,086
Illinois Tool Works Inc.	4,814	753,487
Illumina Inc.[b]	1,743	357,646
Incyte Corp.[b]	1,909	216,194
Ingersoll-Rand PLC	3,735	330,921
Intel Corp.	55,942	2,544,802
Intercontinental Exchange Inc.	7,221	477,308
International Business Machines Corp.	10,043	1,547,225
International Flavors & Fragrances Inc.	2,656	391,547

Security	Shares	Value
Intuit Inc.	2,739	$413,644
Intuitive Surgical Inc.[b]	1,494	560,788
Invesco Ltd.	6,723	240,616
Iron Mountain Inc.	3,486	139,440
Jacobs Engineering Group Inc.	3,403	198,089
Jazz Pharmaceuticals PLC[b]	747	105,723
JM Smucker Co. (The)	1,909	202,449
Johnson & Johnson	29,880	4,165,571
Johnson Controls International PLC	12,865	532,482
Jones Lang LaSalle Inc.	913	118,224
JPMorgan Chase & Co.	39,923	4,016,653
Juniper Networks Inc.	4,399	109,227
Kellogg Co.	2,905	181,650
KeyCorp	12,450	227,212
Kimberly-Clark Corp.	664	74,707
Kimco Realty Corp.	8,798	159,772
Kinder Morgan Inc./DE	45,484	823,715
KLA-Tencor Corp.	2,158	234,985
Kohl’s Corp.	1,992	83,186
Kraft Heinz Co. (The)	8,549	661,094
L Brands Inc.	3,652	157,182
L3 Technologies Inc.	1,328	248,575
Laboratory Corp. of America Holdings[b]	913	140,337
Lam Research Corp.	2,822	588,585
Las Vegas Sands Corp.	5,229	331,414
Leidos Holdings Inc.	1,326	82,902
Lennar Corp. Class A	3,154	175,583
Level 3 Communications Inc.[b]	3,818	204,759
Liberty Broadband Corp. Class Cb	1,992	173,882
Liberty Global PLC Series Ab	4,316	133,149
Liberty Global PLC Series C NVS[b]	5,644	168,699
Liberty Interactive Corp. QVC Group Series Ab	6,059	137,660
Liberty Media Corp.-Liberty SiriusXM Class Cb	5,395	224,702
Lincoln National Corp.	4,233	320,777
LKQ Corp.[b]	2,739	103,233
Lockheed Martin Corp.	3,403	1,048,668
Lowe’s Companies Inc.	9,047	723,308
Lululemon Athletica Inc.[b]	1,577	97,001
M&T Bank Corp.	1,494	249,154
Macquarie Infrastructure Corp.	1,743	121,226
ManpowerGroup Inc.	1,909	235,342
Marriott International Inc./MD Class A	1,909	228,087
Marsh & McLennan Companies Inc.	3,652	295,556
Marvell Technology Group Ltd.	7,055	130,306
Masco Corp.	4,648	185,083
Mastercard Inc. Class A	10,880	1,618,618
Mattel Inc.[a]	3,652	51,566
Maxim Integrated Products Inc.	3,569	187,515
McCormick & Co. Inc./MD NVS	2,407	239,569
McDonald’s Corp.	9,462	1,579,302
McKesson Corp.	2,822	389,097
Medtronic PLC	17,015	1,370,048
MercadoLibre Inc.[a]	498	119,674
Merck & Co. Inc.	31,374	1,728,394
MetLife Inc.	12,782	684,860
MGM Resorts International	4,814	150,919
Michael Kors Holdings Ltd.[b]	1,992	97,230
Microchip Technology Inc.	2,739	259,657
Micron Technology Inc.[b]	11,952	529,593
Microsoft Corp.	80,842	6,724,438

296

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2017

Security	Shares	Value
Mid-America Apartment Communities Inc.	1,328	$135,921
Middleby Corp. (The)[b]	996	115,436
Molson Coors Brewing Co. Class B	3,071	248,352
Mondelez International Inc. Class A	19,090	790,899
Monsanto Co.	6,059	733,745
Monster Beverage Corp.[b]	5,561	322,149
Moody’s Corp.	2,158	307,321
Morgan Stanley	21,248	1,062,400
Motorola Solutions Inc.	1,245	112,722
Mylan NVb	5,644	201,547
Nasdaq Inc.	1,494	108,539
National Oilwell Varco Inc.	8,964	306,479
National Retail Properties Inc.	2,407	96,713
Navient Corp.	5,312	66,188
NetApp Inc.	3,569	158,535
Netflix Inc.[b]	4,897	961,918
Newell Brands Inc.	5,229	213,239
News Corp. Class A	7,553	103,174
Nielsen Holdings PLC	6,474	239,991
NIKE Inc. Class B	15,604	858,064
Nordstrom Inc.	1,826	72,401
Norfolk Southern Corp.	2,324	305,420
Northern Trust Corp.	2,905	271,676
Northrop Grumman Corp.	2,324	686,812
NVIDIA Corp.	6,557	1,356,053
O’Reilly Automotive Inc.[b]	1,162	245,124
Omnicom Group Inc.	2,324	156,150
ONEOK Inc.	10,541	572,060
Oracle Corp.	35,939	1,829,295
PACCAR Inc.	4,980	357,215
Palo Alto Networks Inc.[b]	1,162	171,046
Parker-Hannifin Corp.	1,992	363,759
Parsley Energy Inc. Class Aa,b	20,335	540,911
Paychex Inc.	3,652	232,961
PayPal Holdings Inc.[b]	12,948	939,507
Pentair PLC	2,656	187,142
PepsiCo Inc.	16,268	1,793,222
Perrigo Co. PLC	1,743	141,166
Pfizer Inc.	68,475	2,400,733
PG&E Corp.	9,047	522,645
Philip Morris International Inc.	18,758	1,962,837
Phillips 66	8,134	740,845
Pioneer Natural Resources Co.	4,565	683,244
PNC Financial Services Group Inc. (The)[e]	5,312	726,628
Polaris Industries Inc.	747	88,467
PPG Industries Inc.	4,648	540,283
Priceline Group Inc. (The)[b]	581	1,110,849
Principal Financial Group Inc.	3,735	245,950
Procter & Gamble Co. (The)	28,303	2,443,681
Progressive Corp. (The)	4,648	226,125
Prologis Inc.	7,719	498,493
Prudential Financial Inc.	6,806	751,791
Public Storage	1,992	412,842
PulteGroup Inc.	6,059	183,164
PVH Corp.	1,162	147,353
Qorvo Inc.[b]	2,158	163,598
QUALCOMM Inc.	17,679	901,806

Security	Shares	Value
Quest Diagnostics Inc.	1,162	$108,972
Quintiles IMS Holdings Inc.[b]	1,826	197,391
Ralph Lauren Corp.	913	81,650
Raymond James Financial Inc.	1,909	161,845
Raytheon Co.	3,984	717,917
Realty Income Corp.	4,316	231,640
Red Hat Inc.[b]	2,241	270,780
Regeneron Pharmaceuticals Inc.[b]	996	401,009
Regions Financial Corp.	18,841	291,659
Reinsurance Group of America Inc.	830	123,985
ResMed Inc.	1,494	125,765
Robert Half International Inc.	2,905	150,392
Rockwell Automation Inc.	2,407	483,374
Rockwell Collins Inc.	2,675	362,730
Rollins Inc.	1,909	83,824
Roper Technologies Inc.	1,577	407,134
Ross Stores Inc.	4,731	300,371
S&P Global Inc.	2,822	441,558
salesforce.com Inc.[b]	7,885	806,951
SBA Communications Corp.[b]	1,494	234,827
Schlumberger Ltd.	23,655	1,513,920
Seagate Technology PLC	2,905	107,398
Sealed Air Corp.	3,735	165,199
Seattle Genetics Inc.[b]	1,411	86,508
Sensata Technologies Holding NVa,b	3,403	166,441
ServiceNow Inc.[b]	1,992	251,729
Sherwin-Williams Co. (The)	1,660	655,949
Simon Property Group Inc.	3,901	605,942
Skyworks Solutions Inc.	2,490	283,511
SL Green Realty Corp.	1,328	127,063
Snap-on Inc.	996	157,149
Splunk Inc.[b]	1,992	134,062
Sprint Corp.[b]	13,446	87,937
Stanley Black & Decker Inc.	2,407	388,851
Starbucks Corp.	16,600	910,344
State Street Corp.	4,560	419,520
Stryker Corp.	4,399	681,273
SunTrust Banks Inc.	6,474	389,800
SVB Financial Group[b]	913	200,203
Symantec Corp.	7,719	250,867
Synchrony Financial	10,790	351,970
Sysco Corp.	6,889	383,166
T Rowe Price Group Inc.	2,739	254,453
T-Mobile U.S. Inc.[b]	2,739	163,710
Tapestry Inc.	3,486	142,752
Targa Resources Corp.	6,723	279,004
Target Corp.	5,561	328,321
TD Ameritrade Holding Corp.	3,818	190,862
TE Connectivity Ltd.	3,735	339,773
TechnipFMC PLC[b]	18,177	497,868
Teleflex Inc.	498	118,016
TESARO Inc.[b]	332	38,436
Tesla Inc.[a,b]	1,577	522,823
Texas Instruments Inc.	11,288	1,091,437
Textron Inc.	3,486	183,852
Thermo Fisher Scientific Inc.	4,565	884,834
Tiffany & Co.	1,660	155,409
Time Warner Inc.	8,964	881,072
TJX Companies Inc. (The)	6,889	480,852
Toll Brothers Inc.	2,905	133,746

297

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2017

Security	Shares	Value
Total System Services Inc.	2,241	$161,464
Tractor Supply Co.	1,992	120,038
TransDigm Group Inc.	913	253,357
Travelers Companies Inc. (The)	3,403	450,727
Trimble Inc.[b]	2,905	118,756
TripAdvisor Inc.[b]	1,660	62,250
Twenty-First Century Fox Inc. Class A	11,786	308,204
Twenty-First Century Fox Inc. Class B	8,217	209,123
Twitter Inc.[b]	7,885	162,589
U.S. Bancorp.	16,683	907,222
UDR Inc.	2,324	90,148
Ulta Salon Cosmetics & Fragrance Inc.[b]	747	150,737
Under Armour Inc. Class Ca,b	5,146	59,333
Union Pacific Corp.	8,549	989,889
United Parcel Service Inc. Class B	5,312	624,319
United Rentals Inc.[b]	1,411	199,628
United Technologies Corp.	10,292	1,232,570
United Therapeutics Corp.[b]	581	68,901
UnitedHealth Group Inc.	11,039	2,320,619
Universal Health Services Inc. Class B	830	85,241
Unum Group	4,067	211,647
Valero Energy Corp.	3,818	301,202
Vantiv Inc. Class Aa,b	2,075	145,250
Varian Medical Systems Inc.[b]	830	86,478
Ventas Inc.	4,565	286,454
VEREIT Inc.	26,975	212,833
Verisk Analytics Inc. Class Ab	2,241	190,597
Verizon Communications Inc.	45,567	2,181,292
Vertex Pharmaceuticals Inc.[b]	2,988	436,935
VF Corp.	4,233	294,828
Viacom Inc. Class B NVS	4,233	101,719
Visa Inc. Class A	20,935	2,302,431
VMware Inc. Class Aa,b	1,245	149,014
Vornado Realty Trust	1,660	124,268
Voya Financial Inc.	4,731	189,997
Vulcan Materials Co.	1,328	161,684
WABCO Holdings Inc.[b]	498	73,490
Wabtec Corp./DE	1,328	101,592
Wal-Mart Stores Inc.	16,849	1,471,086
Walgreens Boots Alliance Inc.	11,454	759,057
Walt Disney Co. (The)	17,098	1,672,355
Waters Corp.[b]	830	162,721
Weatherford International PLC[b]	23,987	83,235
Wells Fargo & Co.	53,037	2,977,497
Welltower Inc.	4,814	322,345
Western Digital Corp.	3,486	311,195
Western Union Co. (The)	4,648	92,309
WestRock Co.	3,403	208,706
Weyerhaeuser Co.	3,984	143,065
Whirlpool Corp.	664	108,850
Williams Companies Inc. (The)	7,470	212,895
Willis Towers Watson PLC	1,245	200,545
Workday Inc. Class Ab	1,743	193,456
WW Grainger Inc.	913	180,500
Wynn Resorts Ltd.	1,079	159,142
Xerox Corp.	3,127	94,779
Xilinx Inc.	3,901	287,465

Security	Shares	Value
XL Group Ltd.	4,316	$174,669
Xylem Inc./NY	3,569	237,446
Zillow Group Inc. Class Ca,b	2,075	85,656
Zimmer Biomet Holdings Inc.	2,656	323,023
Zoetis Inc.	4,814	307,229

		246,713,852

TOTAL COMMON STOCKS
(Cost: $398,870,665)		468,980,392

PREFERRED STOCKS — 0.69%

BRAZIL — 0.19%
Banco Bradesco SA, Preference Shares	32,076	340,042
Itau Unibanco Holding SA, Preference Shares	33,236	427,216
Telefonica Brasil SA, Preference Shares	8,300	128,127

		895,385
CHILE — 0.05%
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	3,901	233,218

		233,218
COLOMBIA — 0.07%
Bancolombia SA, Preference Shares	11,620	110,739
Grupo de Inversiones Suramericana SA, Preference Shares	19,422	239,727

		350,466
GERMANY — 0.19%
Bayerische Motoren Werke AG, Preference Shares	2,075	181,102
Henkel AG & Co. KGaA, Preference Shares	2,241	314,583
Volkswagen AG, Preference Shares	2,241	407,001

		902,686
ITALY — 0.04%
Telecom Italia SpA/Milano, Preference Shares	287,761	204,656

		204,656
SOUTH KOREA — 0.15%
Hyundai Motor Co., Preference Shares	1,577	144,983
Hyundai Motor Co. Series 2, Preference Shares	1,162	117,201
LG Household & Health Care Ltd., Preference Shares	166	97,050
Samsung Electronics Co. Ltd., Preference Shares	166	331,896

		691,130

TOTAL PREFERRED STOCKS (Cost: $2,844,416)		3,277,541

298

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2017

Security	Shares	Value
RIGHTS — 0.00%

SPAIN — 0.00%
Banco Standander SA (Expires 11/01/17)[b]	187,922	$8,976

		8,976

TOTAL RIGHTS (Cost: $8,852)		8,976

SHORT-TERM INVESTMENTS — 1.53%

MONEY MARKET FUNDS — 1.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[e,f,g]	7,065,482	7,066,895
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[e,f]	186,195	186,195

		7,253,090

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,252,249)		7,253,090

TOTAL INVESTMENTS IN SECURITIES — 101.22% (Cost: $408,976,182)		479,519,999
Other Assets, Less Liabilities — (1.22)%		(5,772,791)

NET ASSETS — 100.00%		$473,747,208

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

299

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	9,938,510	—	(2,873,028)[a]	7,065,482	$7,066,895	$136	$(482)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	220,727	—	(34,532)[a]	186,195	186,195	—	—	789
BlackRock Inc.	1,580	80	—	1,660	781,578	—	73,147	4,000
PNC Financial Services Group Inc. (The)	5,056	256	—	5,312	726,628	—	42,753	3,984

					$8,761,296	$136	$115,418	$8,773

[a]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$468,920,256	$60,136	$—	$468,980,392
Preferred stocks	3,277,541	—	—	3,277,541
Rights	8,976	—	—	8,976
Money market funds	7,253,090	—	—	7,253,090

Total	$479,459,863	$60,136	$—	$479,519,999

300

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.76%

CHINA — 34.09%
3SBio Inc.[a,b,c]	1,043,000	$1,866,272
58.com Inc. ADR[a,c]	89,996	6,045,032
AAC Technologies Holdings Inc.	700,000	12,812,428
Agricultural Bank of China Ltd. Class H	25,628,000	12,055,521
Air China Ltd. Class H	1,792,000	1,706,601
Alibaba Group Holding Ltd. ADR[a,c]	1,124,652	207,936,908
Alibaba Health Information Technology Ltd.[a,c]	3,588,000	1,922,356
Alibaba Pictures Group Ltd.[a,c]	11,930,000	1,942,001
Aluminum Corp. of China Ltd. Class Ha,c	4,178,000	3,363,050
Anhui Conch Cement Co. Ltd. Class H	1,192,500	5,097,526
ANTA Sports Products Ltd.	1,192,000	5,332,205
Autohome Inc. ADR[a]	52,150	2,999,147
AviChina Industry & Technology Co. Ltd. Class Hc	2,088,000	1,212,366
Baidu Inc. ADR[a]	270,882	66,078,955
Bank of China Ltd. Class H	78,378,000	39,079,497
Bank of Communications Co. Ltd. Class H	8,943,100	6,740,166
Beijing Capital International Airport Co. Ltd. Class H	1,198,000	1,965,495
Beijing Enterprises Holdings Ltd.	448,000	2,661,540
Beijing Enterprises Water Group Ltd.	4,772,000	4,006,332
Brilliance China Automotive Holdings Ltd.	2,980,000	7,532,313
Byd Co. Ltd. Class Hc	596,500	5,225,816
CGN Power Co. Ltd. Class Hb	10,430,000	3,061,435
China Cinda Asset Management Co. Ltd. Class H	8,344,000	3,240,575
China CITIC Bank Corp. Ltd. Class H	8,943,200	5,754,424
China Coal Energy Co. Ltd. Class H	2,086,000	954,526
China Communications Construction Co. Ltd. Class H	4,477,000	5,434,283
China Communications Services Corp. Ltd. Class H	2,386,000	1,446,561
China Conch Venture Holdings Ltd.	1,467,000	2,989,733
China Construction Bank Corp. Class H	82,846,390	73,907,416
China Everbright Bank Co. Ltd. Class H	3,020,000	1,424,492
China Everbright International Ltd.	2,385,000	3,362,686
China Everbright Ltd.	1,198,000	2,840,755
China Evergrande Group[a]	3,278,000	12,625,791
China Galaxy Securities Co. Ltd. Class H	3,278,000	2,857,084
China Gas Holdings Ltd.	1,792,000	5,443,667
China Huarong Asset Management Co. Ltd. Class Hb	6,258,000	2,943,790
China Huishan Dairy Holdings Co. Ltd.[a,c,d]	3,164,000	4
China Jinmao Holdings Group Ltd.	3,584,000	1,607,834
China Life Insurance Co. Ltd. Class H	7,452,000	24,643,236
China Longyuan Power Group Corp. Ltd. Class H	2,984,000	2,210,710
China Medical System Holdings Ltd.	1,193,000	2,205,012
China Mengniu Dairy Co. Ltd.	2,686,000	7,436,438
China Merchants Bank Co. Ltd. Class H	3,875,446	14,777,938
China Merchants Port Holdings Co. Ltd.	1,198,000	3,746,725
China Minsheng Banking Corp. Ltd. Class H	5,663,100	5,480,326
China Mobile Ltd.	6,109,000	61,349,964
China National Building Material Co. Ltd. Class Hc	2,980,000	2,513,317
China Oilfield Services Ltd. Class H	1,788,000	1,583,619
China Overseas Land & Investment Ltd.	3,899,760	12,646,303
China Pacific Insurance Group Co. Ltd. Class H	2,622,400	12,924,105
China Petroleum & Chemical Corp. Class H	25,036,000	18,387,587
China Power International Development Ltd.	3,278,000	1,041,995
China Railway Construction Corp. Ltd. Class H	1,937,000	2,430,622
China Railway Group Ltd. Class H	3,874,000	3,113,382
China Resources Beer Holdings Co. Ltd.	1,792,000	5,168,038

Security	Shares	Value
China Resources Gas Group Ltd.	1,166,000	$4,266,874
China Resources Land Ltd.	2,981,555	8,885,277
China Resources Power Holdings Co. Ltd.	1,792,000	3,445,359
China Shenhua Energy Co. Ltd. Class H	3,278,000	7,831,772
China Southern Airlines Co. Ltd. Class H	1,792,000	1,323,018
China State Construction International Holdings Ltd.	2,388,000	3,354,672
China Taiping Insurance Holdings Co. Ltd.	1,609,390	5,301,510
China Telecom Corp. Ltd. Class H	13,708,000	6,869,989
China Unicom Hong Kong Ltd.[a]	5,968,000	8,475,665
China Vanke Co. Ltd. Class H	1,141,984	4,061,890
Chongqing Changan Automobile Co. Ltd. Class B	864,663	1,131,561
Chongqing Rural Commercial Bank Co. Ltd. Class H	2,385,000	1,620,203
CITIC Ltd.	5,646,000	8,264,416
CITIC Securities Co. Ltd. Class H	2,235,000	4,961,701
CNOOC Ltd.	17,582,000	23,933,046
COSCO SHIPPING Ports Ltd.	1,792,000	2,076,403
Country Garden Holdings Co. Ltd.	5,364,838	8,499,243
CRRC Corp. Ltd. Class H	4,172,500	4,112,708
CSPC Pharmaceutical Group Ltd.	4,176,000	7,258,140
Ctrip.com International Ltd. ADR[a]	386,506	18,509,772
Dongfeng Motor Group Co. Ltd. Class H	2,386,000	3,272,347
ENN Energy Holdings Ltd.	722,000	5,293,445
Far East Horizon Ltd.	1,791,000	1,779,109
Fosun International Ltd.[c]	2,535,500	6,285,289
Fullshare Holdings Ltd.[c]	6,467,500	2,768,778
Fuyao Glass Industry Group Co. Ltd. Class Hb	458,400	1,745,043
GCL-Poly Energy Holdings Ltd.[a,c]	13,027,000	2,237,455
Geely Automobile Holdings Ltd.	4,768,000	14,759,056
GF Securities Co. Ltd. Class H	1,370,800	2,920,185
GOME Retail Holdings Ltd.[c]	11,626,160	1,490,189
Great Wall Motor Co. Ltd. Class H	3,129,500	3,943,063
Guangdong Investment Ltd.	2,980,000	4,316,183
Guangzhou Automobile Group Co. Ltd. Class H	2,386,855	5,935,167
Guangzhou R&F Properties Co. Ltd. Class H	954,000	2,032,285
Haier Electronics Group Co. Ltd.	1,199,000	3,158,175
Haitian International Holdings Ltd.	599,000	1,792,747
Haitong Securities Co. Ltd. Class H	3,100,000	4,903,227
Hengan International Group Co. Ltd.	745,000	7,343,241
Huaneng Power International Inc. Class H	4,172,000	2,791,387
Huaneng Renewables Corp. Ltd. Class H	4,768,000	1,637,858
Huatai Securities Co. Ltd. Class Hb	1,609,200	3,473,420
Industrial & Commercial Bank of China Ltd. Class H	72,712,350	57,690,462
JD.com Inc. ADR[a]	646,958	24,273,864
Jiangsu Expressway Co. Ltd. Class H	1,194,000	1,830,378
Jiangxi Copper Co. Ltd. Class H	1,193,000	1,902,243
Kingsoft Corp. Ltd.[c]	897,000	2,264,977
Kunlun Energy Co. Ltd.	3,582,000	3,319,472
Lenovo Group Ltd.	7,156,000	4,145,854
Longfor Properties Co. Ltd.	1,492,000	3,484,355
Minth Group Ltd.	504,000	2,719,680
Momo Inc. ADR[a]	106,982	3,259,742
NetEase Inc. ADR	77,778	21,927,174
New China Life Insurance Co. Ltd. Class H	775,000	4,842,632
New Oriental Education & Technology Group Inc. ADR	132,312	11,013,651
Nine Dragons Paper Holdings Ltd.	1,490,000	2,734,856
People’s Insurance Co. Group of China Ltd. (The) Class H	7,152,000	3,401,000
PetroChina Co. Ltd. Class H	20,692,000	13,499,741
PICC Property & Casualty Co. Ltd. Class H	4,771,876	9,455,921
Ping An Insurance Group Co. of China Ltd. Class H	5,066,000	44,479,607
Semiconductor Manufacturing International Corp.[a,c]	2,721,400	4,171,851

301

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2017

Security	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,396,000	$1,719,808
Shanghai Electric Group Co. Ltd. Class Ha	2,400,000	1,088,979
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	447,000	2,231,620
Shanghai Industrial Holdings Ltd.	599,000	1,838,813
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	864,296	1,341,387
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	655,600	1,693,243
Shenzhou International Group Holdings Ltd.	897,000	7,657,233
Shimao Property Holdings Ltd.	1,193,000	2,498,605
Sihuan Pharmaceutical Holdings Group Ltd.	3,508,000	1,267,984
SINA Corp./China[a]	56,330	6,063,925
Sino Biopharmaceutical Ltd.	4,424,000	5,165,813
Sino-Ocean Group Holding Ltd.	2,832,500	1,847,961
Sinopec Engineering Group Co. Ltd. Class H	1,193,500	1,023,420
Sinopec Shanghai Petrochemical Co. Ltd. Class H	3,582,000	2,134,930
Sinopharm Group Co. Ltd. Class H	1,193,600	5,339,363
SOHO China Ltd.[c]	2,086,500	1,208,821
Sun Art Retail Group Ltd.	2,387,000	2,410,926
Sunac China Holdings Ltd.[c]	2,086,000	10,614,756
Sunny Optical Technology Group Co. Ltd.	599,000	8,767,951
TAL Education Group Class A ADR	275,650	7,580,375
Tencent Holdings Ltd.	5,632,200	252,524,233
Tingyi Cayman Islands Holding Corp.[c]	1,790,000	2,822,041
TravelSky Technology Ltd. Class H	896,000	2,319,875
Tsingtao Brewery Co. Ltd. Class H	596,000	2,494,219
Vipshop Holdings Ltd. ADR[a]	399,648	3,157,219
Want Want China Holdings Ltd.[c]	5,070,000	4,146,043
Weibo Corp. ADR[a,c]	46,190	4,279,504
Weichai Power Co. Ltd. Class H	1,754,600	2,181,499
Yanzhou Coal Mining Co. Ltd. Class H	1,790,000	1,784,998
Yum China Holdings Inc.[a]	378,460	15,270,861
YY Inc. ADR[a]	42,614	3,851,879
Zhejiang Expressway Co. Ltd. Class H	1,194,000	1,476,852
Zhuzhou CRRC Times Electric Co. Ltd. Class H	566,400	3,314,128
Zijin Mining Group Co. Ltd. Class H	5,364,000	1,856,341
ZTE Corp. Class Ha	715,600	2,481,092

		1,525,070,925
HONG KONG — 11.03%
AIA Group Ltd.	11,920,000	89,684,944
ASM Pacific Technology Ltd.[c]	268,300	3,903,208
Bank of East Asia Ltd. (The)[c]	1,252,000	5,488,272
BOC Hong Kong Holdings Ltd.	3,726,000	17,742,175
CK Asset Holdings Ltd.	2,533,132	20,828,580
CK Hutchison Holdings Ltd.	2,682,132	34,051,780
CK Infrastructure Holdings Ltd.	599,000	5,213,169
CLP Holdings Ltd.	1,639,000	16,669,826
First Pacific Co. Ltd./Hong Kong	1,789,000	1,362,078
Galaxy Entertainment Group Ltd.	2,384,000	16,225,794
Hang Lung Group Ltd.	894,000	3,139,737
Hang Lung Properties Ltd.	2,086,000	4,791,346
Hang Seng Bank Ltd.	745,000	17,637,148
Henderson Land Development Co. Ltd.	1,056,212	6,884,101
HK Electric Investments & HK Electric Investments Ltd.[b,c]	2,833,000	2,607,211
HKT Trust & HKT Ltd.	3,576,640	4,368,912
Hong Kong & China Gas Co. Ltd.	8,179,518	15,495,562
Hong Kong Exchanges & Clearing Ltd.	1,138,000	31,681,612

Security	Shares	Value
Hongkong Land Holdings Ltd.	1,162,200	$8,425,950
Hysan Development Co. Ltd.	599,000	2,894,499
Jardine Matheson Holdings Ltd.	238,600	15,284,716
Jardine Strategic Holdings Ltd.	208,600	8,748,684
Kerry Properties Ltd.	596,500	2,683,631
Li & Fung Ltd.	7,152,000	3,602,676
Link REIT	2,238,500	18,807,669
Melco Resorts & Entertainment Ltd. ADR	244,956	6,192,488
MGM China Holdings Ltd.[c]	959,200	2,161,390
MTR Corp. Ltd.	1,492,000	8,643,954
New World Development Co. Ltd.	5,664,666	8,436,953
NWS Holdings Ltd.[c]	1,492,500	3,018,746
PCCW Ltd.	4,172,000	2,299,418
Power Assets Holdings Ltd.[c]	1,341,000	11,619,319
Sands China Ltd.	2,384,800	11,233,485
Shangri-La Asia Ltd.	1,198,333	2,383,825
Sino Land Co. Ltd.[c]	2,981,200	5,135,652
SJM Holdings Ltd.[c]	2,086,000	1,791,407
Sun Hung Kai Properties Ltd.	1,490,000	24,369,248
Swire Pacific Ltd. Class A	448,000	4,424,415
Swire Properties Ltd.	1,132,400	3,824,597
Techtronic Industries Co. Ltd.	1,341,000	7,863,666
WH Group Ltd.[b]	7,898,000	7,997,411
Wharf Holdings Ltd. (The)	1,192,000	10,840,114
Wheelock & Co. Ltd.	896,000	6,236,099
Wynn Macau Ltd.	1,550,000	3,973,442
Yue Yuen Industrial Holdings Ltd.	745,000	2,855,174

		493,524,083
INDIA — 10.01%
ACC Ltd.	45,096	1,259,837
Adani Ports & Special Economic Zone Ltd.	730,004	4,850,257
Ambuja Cements Ltd.	608,540	2,644,754
Apollo Hospitals Enterprise Ltd.	78,976	1,266,311
Ashok Leyland Ltd.	1,172,976	2,375,969
Asian Paints Ltd.	284,900	5,194,035
Aurobindo Pharma Ltd.	266,128	3,122,640
Axis Bank Ltd.	1,659,278	13,401,799
Bajaj Auto Ltd.	84,936	4,271,109
Bajaj Finance Ltd.	164,198	4,564,601
Bajaj Finserv Ltd.	37,548	2,904,508
Bharat Forge Ltd.	212,196	2,287,361
Bharat Heavy Electricals Ltd.	897,585	1,358,061
Bharat Petroleum Corp. Ltd.	749,768	6,269,361
Bharti Airtel Ltd.	1,171,438	8,992,245
Bharti Infratel Ltd.	554,876	3,787,767
Bosch Ltd.	7,450	2,416,827
Cadila Healthcare Ltd.	208,614	1,621,502
Cipla Ltd.	347,182	3,364,014
Coal India Ltd.	680,334	3,008,768
Container Corp. of India Ltd.	42,246	901,615
Dabur India Ltd.	515,838	2,650,816
Dr. Reddy’s Laboratories Ltd.	112,648	4,222,958
Eicher Motors Ltd.	13,112	6,525,184
GAIL (India) Ltd.	489,912	3,518,645
Glenmark Pharmaceuticals Ltd.	140,060	1,335,702
Godrej Consumer Products Ltd.	238,400	3,437,355
Grasim Industries Ltd.	323,330	6,125,530
Havells India Ltd.	239,592	1,793,114

302

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2017

Security	Shares	Value
HCL Technologies Ltd.	556,068	$7,347,133
Hero Motocorp Ltd.	49,770	2,958,250
Hindalco Industries Ltd.	1,170,246	4,831,214
Hindustan Petroleum Corp. Ltd.	615,370	4,248,223
Hindustan Unilever Ltd.	632,058	12,075,422
Housing Development Finance Corp. Ltd.	1,491,192	39,308,508
ICICI Bank Ltd.	2,328,274	10,787,425
Idea Cellular Ltd.	1,412,818	2,025,284
IDFC Bank Ltd.	1,310,902	1,146,536
Indiabulls Housing Finance Ltd.	310,516	5,964,026
Indian Oil Corp. Ltd.	570,968	3,662,693
Infosys Ltd.	1,811,840	25,786,822
ITC Ltd.	3,345,348	13,723,048
JSW Steel Ltd.	851,982	3,399,575
Larsen & Toubro Ltd.	470,542	8,879,611
LIC Housing Finance Ltd.	304,558	2,815,121
Lupin Ltd.	219,632	3,486,002
Mahindra & Mahindra Financial Services Ltd.	285,782	1,904,515
Mahindra & Mahindra Ltd.	369,858	7,679,102
Marico Ltd.	454,155	2,210,431
Maruti Suzuki India Ltd.	105,500	13,374,559
Motherson Sumi Systems Ltd.	621,926	3,506,608
Nestle India Ltd.	22,648	2,531,198
NTPC Ltd.	1,619,630	4,532,226
Oil & Natural Gas Corp. Ltd.	1,274,546	3,760,399
Piramal Enterprises Ltd.	77,186	3,275,247
Power Finance Corp. Ltd.	658,456	1,415,597
Reliance Industries Ltd.	2,570,548	37,339,099
Rural Electrification Corp. Ltd.	674,374	1,803,294
Shree Cement Ltd.	8,344	2,438,663
Shriram Transport Finance Co. Ltd.	148,120	2,671,002
Siemens Ltd.	73,014	1,434,156
State Bank of India	1,706,646	8,057,469
Sun Pharmaceuticals Industries Ltd.	950,640	8,114,848
Tata Consultancy Services Ltd.	457,132	18,519,241
Tata Motors Ltd.[a]	1,568,970	10,377,239
Tata Motors Ltd. Class Aa	399,916	1,487,076
Tata Power Co. Ltd.	1,142,088	1,497,011
Tata Steel Ltd.	302,172	3,283,380
Tech Mahindra Ltd.	454,450	3,382,174
Titan Co. Ltd.	300,980	2,951,889
Ultratech Cement Ltd.	84,930	5,770,788
United Spirits Ltd.[a]	58,452	2,753,652
UPL Ltd.	350,220	4,321,838
Vedanta Ltd.	1,483,146	7,598,773
Wipro Ltd.	1,183,060	5,370,883
Yes Bank Ltd.	1,641,679	7,964,917
Zee Entertainment Enterprises Ltd.	540,872	4,525,133

		447,769,945
INDONESIA — 2.51%
Adaro Energy Tbk PT	14,513,600	1,952,982
AKR Corporindo Tbk PT	1,788,000	982,164
Astra International Tbk PT	20,174,600	11,900,225
Bank Central Asia Tbk PT	9,804,200	15,108,408
Bank Danamon Indonesia Tbk PT	3,410,446	1,282,453

Security	Shares	Value
Bank Mandiri Persero Tbk PT	18,536,502	$9,635,564
Bank Negara Indonesia Persero Tbk PT	7,480,415	4,191,790
Bank Rakyat Indonesia Persero Tbk PT	10,966,400	12,613,887
Bumi Serpong Damai Tbk PT	7,572,200	960,309
Charoen Pokphand Indonesia Tbk PT	7,272,000	1,769,408
Gudang Garam Tbk PT	477,400	2,464,000
Hanjaya Mandala Sampoerna Tbk PT	8,959,800	2,629,309
Indocement Tunggal Prakarsa Tbk PT	1,788,000	2,959,676
Indofood CBP Sukses Makmur Tbk PT	2,279,200	1,478,854
Indofood Sukses Makmur Tbk PT	4,262,000	2,576,841
Jasa Marga Persero Tbk PT	2,215,240	1,061,682
Kalbe Farma Tbk PT	21,099,600	2,489,169
Lippo Karawaci Tbk PT	14,161,800	720,490
Matahari Department Store Tbk PT	2,413,800	1,530,594
Media Nusantara Citra Tbk PT	5,542,800	637,550
Pakuwon Jati Tbk PT	20,830,200	967,596
Perusahaan Gas Negara Persero Tbk PT	10,640,400	1,443,564
Semen Indonesia Persero Tbk PT	2,920,600	2,347,247
Summarecon Agung Tbk PT	9,896,200	755,212
Surya Citra Media Tbk PT	5,638,200	893,798
Telekomunikasi Indonesia Persero Tbk PT	49,497,800	14,707,918
Tower Bersama Infrastructure Tbk PT	2,056,600	1,031,143
Unilever Indonesia Tbk PT	1,480,200	5,413,303
United Tractors Tbk PT	1,658,443	4,240,111
Waskita Karya Persero Tbk PT	4,738,200	740,644
XL Axiata Tbk PTa	3,279,400	817,281

		112,303,172
MALAYSIA — 2.50%
AirAsia Bhd	1,490,000	1,175,528
Alliance Bank Malaysia Bhd	1,017,600	886,960
AMMB Holdings Bhd	1,579,400	1,596,748
Astro Malaysia Holdings Bhd	1,569,200	1,041,562
Axiata Group Bhd	2,597,800	3,307,462
British American Tobacco Malaysia Bhd	149,300	1,382,440
CIMB Group Holdings Bhd	4,470,000	6,483,005
Dialog Group Bhd	3,367,462	1,797,677
DiGi.Com Bhd[c]	3,338,600	3,943,073
Felda Global Ventures Holdings Bhd[c]	1,395,800	629,734
Gamuda Bhd	1,717,800	2,130,259
Genting Bhd	2,222,400	4,750,849
Genting Malaysia Bhd	3,024,600	3,593,655
Genting Plantations Bhd	238,700	602,177
HAP Seng Consolidated Bhd	536,800	1,176,687
Hartalega Holdings Bhd	596,200	1,073,118
Hong Leong Bank Bhd	625,800	2,356,266
Hong Leong Financial Group Bhd	238,400	940,423
IHH Healthcare Bhd	2,235,000	2,977,536
IJM Corp. Bhd	2,741,600	2,065,833
IOI Corp. Bhd	2,311,800	2,435,485
IOI Properties Group Bhd	1,908,066	896,906
Kuala Lumpur Kepong Bhd	417,200	2,424,264
Malayan Banking Bhd	3,576,000	7,813,393
Malaysia Airports Holdings Bhd	800,000	1,564,663
Maxis Bhd[c]	1,836,600	2,581,261
MISC Bhd	1,341,000	2,201,476
Petronas Chemicals Group Bhd	2,430,600	4,231,374
Petronas Dagangan Bhd	204,000	1,154,562
Petronas Gas Bhd	715,200	3,047,646

303

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2017

Security	Shares	Value
PPB Group Bhd	447,600	$1,774,118
Public Bank Bhd	2,801,230	13,538,010
RHB Bank Bhd	775,045	930,017
RHB Bank Bhd New[a]	359,100	1
Sapura Energy Bhd	3,963,400	1,497,919
Sime Darby Bhd	2,311,000	5,022,133
Telekom Malaysia Bhd	1,064,000	1,595,937
Tenaga Nasional Bhd	3,367,400	11,931,263
UMW Holdings Bhd[a]	477,400	590,900
Westports Holdings Bhd	1,064,400	932,780
YTL Corp. Bhd	4,418,078	1,325,371
YTL Power International Bhd	1,873,242	575,225

		111,975,696
PAKISTAN — 0.10%
Engro Corp. Ltd./Pakistan	262,000	691,520
Habib Bank Ltd.	552,600	841,950
Lucky Cement Ltd.	129,800	599,901
MCB Bank Ltd.	377,300	712,011
Oil & Gas Development Co. Ltd.	617,200	841,644
United Bank Ltd./Pakistan	464,627	789,956

		4,476,982
PHILIPPINES — 1.26%
Aboitiz Equity Ventures Inc.	2,018,180	2,928,071
Aboitiz Power Corp.	1,420,800	1,169,666
Alliance Global Group Inc.[a]	3,784,600	1,172,951
Ayala Corp.	231,213	4,617,542
Ayala Land Inc.	7,480,100	6,259,377
Bank of the Philippine Islands	718,209	1,363,380
BDO Unibank Inc.	1,990,660	5,302,000
DMCI Holdings Inc.	4,153,200	1,234,094
Globe Telecom Inc.	32,780	1,296,596
GT Capital Holdings Inc.	81,430	1,861,257
International Container Terminal Services Inc.	528,100	1,083,308
JG Summit Holdings Inc.	2,804,187	4,177,084
Jollibee Foods Corp.	456,900	2,203,741
Megaworld Corp.	11,241,500	1,160,624
Metro Pacific Investments Corp.	12,843,800	1,691,774
Metropolitan Bank & Trust Co.	551,301	924,797
PLDT Inc.	89,430	2,962,233
Robinsons Land Corp.	1,717,800	838,519
Security Bank Corp.	202,640	965,607
SM Investments Corp.	239,660	4,433,420
SM Prime Holdings Inc.	8,403,625	6,022,937
Universal Robina Corp.	895,980	2,481,843

		56,150,821
SINGAPORE — 4.23%
Ascendas REIT	2,473,418	4,974,431
CapitaLand Commercial Trust	2,431,966	3,097,079
CapitaLand Ltd.	2,533,800	6,825,489
CapitaLand Mall Trust[c]	2,473,400	3,667,255

Security	Shares	Value
City Developments Ltd.	417,200	$3,962,543
ComfortDelGro Corp. Ltd.	2,205,200	3,269,601
DBS Group Holdings Ltd.	1,758,200	29,397,971
Genting Singapore PLC	6,019,600	5,390,423
Global Logistic Properties Ltd.[c]	2,652,400	6,463,570
Golden Agri-Resources Ltd.	7,062,607	2,047,658
Hutchison Port Holdings Trust[c]	5,274,671	2,268,108
Jardine Cycle & Carriage Ltd.	89,666	2,592,443
Keppel Corp. Ltd.	1,490,000	8,202,437
Oversea-Chinese Banking Corp. Ltd.	3,099,275	27,070,884
SATS Ltd.	680,800	2,348,620
SembCorp Industries Ltd.	1,043,000	2,526,351
Singapore Airlines Ltd.	536,400	4,043,473
Singapore Exchange Ltd.	834,400	4,697,481
Singapore Press Holdings Ltd.[c]	1,322,700	2,621,323
Singapore Technologies Engineering Ltd.	1,609,200	4,110,405
Singapore Telecommunications Ltd.	8,075,800	22,228,604
StarHub Ltd.[c]	566,200	1,093,002
Suntec REIT	2,443,600	3,497,519
United Overseas Bank Ltd.	1,276,800	23,073,118
UOL Group Ltd.	477,400	3,167,716
Wilmar International Ltd.	1,611,000	4,008,580
Yangzijiang Shipbuilding Holdings Ltd.	2,354,200	2,721,569

		189,367,653
SOUTH KOREA — 16.93%
AmorePacific Corp.	31,588	8,853,155
AmorePacific Group	28,310	3,626,086
BGF retail Co. Ltd.	23,542	1,662,134
BNK Financial Group Inc.	256,876	2,279,062
Celltrion Inc.[a,c]	81,056	12,523,581
Cheil Worldwide Inc.	68,838	1,278,021
CJ CheilJedang Corp.	7,748	2,531,145
CJ Corp.	14,602	2,430,734
CJ E&M Corp.	18,960	1,430,017
CJ Logistics Corp.[a]	7,450	1,044,004
Coway Co. Ltd.	52,746	4,580,877
Daelim Industrial Co. Ltd.	27,870	2,074,671
Daewoo Engineering & Construction Co. Ltd.[a]	128,208	841,102
DGB Financial Group Inc.	173,007	1,613,713
Dongbu Insurance Co. Ltd.	49,170	3,094,109
Dongsuh Cos. Inc.	32,184	789,985
Doosan Bobcat Inc.	32,816	1,061,793
Doosan Heavy Industries & Construction Co. Ltd.	52,746	823,899
E-MART Inc.	20,264	4,051,534
GS Engineering & Construction Corp.[a]	48,345	1,121,944
GS Holdings Corp.	50,958	3,011,041
GS Retail Co. Ltd.	26,682	795,447
Hana Financial Group Inc.	288,035	12,327,646
Hankook Tire Co. Ltd.	73,910	3,562,405
Hanmi Pharm Co. Ltd.[a]	5,912	2,445,854
Hanmi Science Co. Ltd.[a,c]	12,682	1,039,146
Hanon Systems	186,580	2,164,984
Hanssem Co. Ltd.	10,430	1,587,285
Hanwha Chemical Corp.	104,614	2,843,305
Hanwha Corp.	45,096	1,797,239
Hanwha Life Insurance Co. Ltd.	244,658	1,729,541
Hanwha Techwin Co. Ltd.[a,c]	36,356	1,246,102
Hotel Shilla Co. Ltd.	31,272	2,185,565

304

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2017

Security	Shares	Value
Hyosung Corp.	20,742	$2,490,114
Hyundai Department Store Co. Ltd.	14,902	1,217,060
Hyundai Development Co. Engineering & Construction	58,014	2,076,460
Hyundai Engineering & Construction Co. Ltd.	76,288	2,577,320
Hyundai Glovis Co. Ltd.	18,476	2,490,183
Hyundai Heavy Industries Co. Ltd.[a]	31,083	4,341,937
Hyundai Marine & Fire Insurance Co. Ltd.	61,431	2,486,630
Hyundai Mobis Co. Ltd.	67,348	16,020,210
Hyundai Motor Co.	152,576	21,925,948
Hyundai Robotics Co. Ltd.[a]	9,834	3,963,093
Hyundai Steel Co.	79,566	4,083,586
Hyundai Wia Corp.	16,584	954,762
Industrial Bank of Korea	251,214	3,441,902
Kakao Corp.	33,972	4,366,464
Kangwon Land Inc.	115,326	3,530,755
KB Financial Group Inc.	383,537	19,992,467
KCC Corp.	5,664	1,971,670
KEPCO Plant Service & Engineering Co. Ltd.	22,524	830,313
Kia Motors Corp.	259,882	8,211,561
Korea Aerospace Industries Ltd. Class Ac	67,050	3,399,331
Korea Electric Power Corp.	250,022	8,748,036
Korea Gas Corp.[a]	28,014	1,021,441
Korea Investment Holdings Co. Ltd.	38,144	2,155,144
Korea Zinc Co. Ltd.	8,344	3,813,208
Korean Air Lines Co. Ltd.[a]	45,898	1,296,623
KT Corp.	25,218	660,640
KT&G Corp.	114,134	10,798,593
Kumho Petrochemical Co. Ltd.	17,884	1,107,823
LG Chem Ltd.	45,594	16,420,921
LG Corp.	93,876	7,206,084
LG Display Co. Ltd.	230,950	6,039,930
LG Electronics Inc.	102,843	8,353,383
LG Household & Health Care Ltd.	9,238	9,705,115
LG Innotek Co. Ltd.	14,308	2,196,614
Lotte Chemical Corp.	15,200	5,013,076
Lotte Chilsung Beverage Co. Ltd.	380	469,083
Lotte Confectionery Co. Ltd/New[a]	1,562	259,323
Lotte Corp.	27,881	1,853,972
Lotte Shopping Co. Ltd.	10,727	2,154,304
Medy-Tox Inc.	4,172	1,577,045
Mirae Asset Daewoo Co. Ltd.	361,294	3,273,204
NAVER Corp.	27,715	22,115,598
NCsoft Corp.	17,475	6,652,464
Netmarble Games Corp.[a,b,c]	16,688	2,591,790
NH Investment & Securities Co. Ltd.	134,100	1,681,711
OCI Co. Ltd.[c]	16,584	1,672,684
Orion Corp./Republic of Korea[a]	22,268	2,106,849
Ottogi Corp.	1,193	808,218
Pan Ocean Co. Ltd.[a]	205,112	962,993
POSCO	73,308	21,298,482
Posco Daewoo Corp.	38,198	661,437
S-1 Corp.	17,590	1,438,161
S-Oil Corp.	44,402	5,092,745
Samsung Biologics Co. Ltd.[a,b]	16,688	5,719,813
Samsung C&T Corp.	74,798	9,880,934
Samsung Card Co. Ltd.	30,426	995,325
Samsung Electro-Mechanics Co. Ltd.	56,322	5,228,266

Security	Shares	Value
Samsung Electronics Co. Ltd.	96,850	$238,072,834
Samsung Fire & Marine Insurance Co. Ltd.	30,098	7,334,096
Samsung Heavy Industries Co. Ltd.[a,c]	252,704	2,661,585
Samsung Life Insurance Co. Ltd.	68,842	8,295,327
Samsung SDI Co. Ltd.	54,832	10,082,021
Samsung SDS Co. Ltd.	34,272	6,332,221
Samsung Securities Co. Ltd.	63,474	2,016,936
Shinhan Financial Group Co. Ltd.	415,187	18,603,461
Shinsegae Inc.	7,152	1,461,872
SK Holdings Co. Ltd.	31,680	8,186,156
SK Hynix Inc.	580,802	42,613,402
SK Innovation Co. Ltd.	63,772	11,668,907
SK Networks Co. Ltd.	129,034	765,900
SK Telecom Co. Ltd.	19,668	4,634,580
Woori Bank	360,878	5,282,634
Yuhan Corp.	8,110	1,476,717

		757,338,573
TAIWAN — 13.57%
Acer Inc.	2,878,830	1,489,075
Advanced Semiconductor Engineering Inc.	6,401,220	7,715,126
Advantech Co. Ltd.	327,595	2,237,589
Asia Cement Corp.	2,384,448	2,126,748
Asia Pacific Telecom Co. Ltd.[a]	2,087,000	690,604
Asustek Computer Inc.	599,100	5,184,605
AU Optronics Corp.	8,643,580	3,539,456
Catcher Technology Co. Ltd.	599,000	6,355,543
Cathay Financial Holding Co. Ltd.	8,046,722	13,286,916
Chailease Holding Co. Ltd.	895,811	2,310,851
Chang Hwa Commercial Bank Ltd.	5,200,633	2,819,355
Cheng Shin Rubber Industry Co. Ltd.	2,086,303	4,115,951
Chicony Electronics Co. Ltd.	605,932	1,516,864
China Airlines Ltd.[a]	2,669,330	1,088,637
China Development Financial Holding Corp.	13,689,734	4,194,139
China Life Insurance Co. Ltd./Taiwan	2,891,866	2,732,744
China Steel Corp.	12,516,484	10,188,487
Chunghwa Telecom Co. Ltd.	3,874,110	13,230,767
Compal Electronics Inc.	4,172,000	3,070,953
CTBC Financial Holding Co. Ltd.	17,346,456	11,100,536
Delta Electronics Inc.	1,932,000	9,288,616
E.Sun Financial Holding Co. Ltd.	8,841,351	5,379,359
Eclat Textile Co. Ltd.	304,208	3,636,233
EVA Airways Corp.	1,906,979	938,962
Evergreen Marine Corp. Taiwan Ltd.[a]	1,801,145	1,077,958
Far Eastern New Century Corp.	3,560,040	3,051,345
Far EasTone Telecommunications Co. Ltd.	1,791,000	4,204,407
Feng TAY Enterprise Co. Ltd.	302,652	1,364,766
First Financial Holding Co. Ltd.	9,536,325	6,150,020
Formosa Chemicals & Fibre Corp.	2,982,740	9,059,135
Formosa Petrochemical Corp.	1,193,000	4,173,196
Formosa Plastics Corp.	4,172,400	12,713,857
Formosa Taffeta Co. Ltd.	599,000	614,700
Foxconn Technology Co. Ltd.	899,666	2,866,689
Fubon Financial Holding Co. Ltd.	6,556,111	10,445,171
General Interface Solution Holding Ltd.	298,000	2,732,041
Giant Manufacturing Co. Ltd.	298,000	1,531,524
Globalwafers Co. Ltd.	252,000	2,911,918
Highwealth Construction Corp.	896,880	1,198,437
Hiwin Technologies Corp.	173,767	1,740,003

305

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2017

Security	Shares	Value
Hon Hai Precision Industry Co. Ltd.	15,334,146	$56,944,722
Hotai Motor Co. Ltd.	298,000	3,458,280
HTC Corp.[a]	599,450	1,343,617
Hua Nan Financial Holdings Co. Ltd.	7,615,777	4,166,525
Innolux Corp.	8,941,981	3,913,664
Inventec Corp.	2,385,460	1,850,819
Largan Precision Co. Ltd.	94,000	17,812,298
Lite-On Technology Corp.	2,087,371	2,944,931
MediaTek Inc.	1,496,391	16,993,449
Mega Financial Holding Co. Ltd.	10,941,827	8,598,329
Merida Industry Co. Ltd.	177,000	824,566
Micro-Star International Co. Ltd.	596,000	1,452,478
Nan Ya Plastics Corp.	4,774,000	11,776,906
Nanya Technology Corp.	599,000	1,624,636
Nien Made Enterprise Co. Ltd.	68,000	707,969
Novatek Microelectronics Corp.	597,000	2,207,116
Pegatron Corp.	1,790,000	4,629,387
Phison Electronics Corp.	116,000	1,378,869
Pou Chen Corp.	2,089,000	2,632,073
Powertech Technology Inc.	597,200	1,867,271
President Chain Store Corp.	599,000	5,382,351
Quanta Computer Inc.	2,686,000	6,323,248
Realtek Semiconductor Corp.	298,642	1,123,887
Ruentex Development Co. Ltd.[a]	877,296	900,291
Ruentex Industries Ltd.	599,195	959,602
Shin Kong Financial Holding Co. Ltd.	8,344,457	2,669,939
Siliconware Precision Industries Co. Ltd.	2,087,661	3,308,748
SinoPac Financial Holdings Co. Ltd.	10,267,535	3,149,081
Standard Foods Corp.	397,844	985,393
Synnex Technology International Corp.	1,526,950	1,934,034
TaiMed Biologics Inc.[a]	109,000	789,685
Taishin Financial Holding Co. Ltd.	9,621,845	4,211,222
Taiwan Business Bank	3,836,681	1,059,684
Taiwan Cement Corp.	3,280,000	3,643,296
Taiwan Cooperative Financial Holding Co. Ltd.	7,979,365	4,312,527
Taiwan Fertilizer Co. Ltd.	599,000	782,526
Taiwan High Speed Rail Corp.	1,788,000	1,428,764
Taiwan Mobile Co. Ltd.	1,492,000	5,318,059
Taiwan Semiconductor Manufacturing Co. Ltd.	24,436,670	196,890,227
Teco Electric and Machinery Co. Ltd.	1,791,000	1,671,667
Transcend Information Inc.	137,000	388,839
Uni-President Enterprises Corp.	4,774,694	9,973,830
United Microelectronics Corp.	11,920,000	6,126,096
Vanguard International Semiconductor Corp.	896,000	1,699,339
Wistron Corp.	2,593,982	2,163,121
WPG Holdings Ltd.	1,494,240	2,046,191
Yuanta Financial Holding Co. Ltd.	10,348,556	4,597,909
Yulon Motor Co. Ltd.	896,000	748,660
Zhen Ding Technology Holding Ltd.	599,097	1,501,740

		607,291,144
THAILAND — 2.53%
Advanced Info Service PCL NVDR	1,013,200	5,932,191
Airports of Thailand PCL NVDR	4,261,400	7,632,550
Bangkok Bank PCL Foreign	238,500	1,443,061
Bangkok Dusit Medical Services PCL NVDR	3,784,600	2,415,217

Security	Shares	Value
Bangkok Expressway & Metro PCL NVDR	7,152,800	$1,679,465
Banpu PCL NVDR	1,996,600	1,051,791
BEC World PCL NVDR[c]	1,044,200	546,932
Berli Jucker PCL NVDR	1,192,000	1,919,687
BTS Group Holdings PCL NVDR	6,083,700	1,556,636
Bumrungrad Hospital PCL NVDR	357,800	2,369,536
Central Pattana PCL NVDR	1,302,000	3,115,864
Charoen Pokphand Foods PCL NVDR	2,831,000	2,215,713
CP ALL PCL NVDR	4,865,600	10,252,619
Delta Electronics Thailand PCL NVDR	537,000	1,390,187
Electricity Generating PCL NVDR[c]	119,300	825,978
Energy Absolute PCL NVDR	1,123,800	1,463,105
Glow Energy PCL NVDR	506,600	1,372,486
Home Product Center PCL NVDR	4,187,443	1,613,464
Indorama Ventures PCL NVDR	1,440,700	1,994,949
IRPC PCL NVDR	10,266,600	1,993,365
Kasikornbank PCL Foreign	1,251,600	8,590,151
Kasikornbank PCL NVDR	461,175	3,054,139
KCE Electronics PCL NVDR	298,000	897,050
Krung Thai Bank PCL NVDR	3,605,875	1,975,525
Minor International PCL NVDR[c]	2,164,220	2,817,656
PTT Exploration & Production PCL NVDR	1,400,684	3,636,634
PTT Global Chemical PCL NVDR	2,145,676	5,167,191
PTT PCL NVDR	1,034,400	13,077,905
Robinson PCL NVDR	502,000	1,122,020
Siam Cement PCL (The) Foreign	298,400	4,401,445
Siam Cement PCL (The) NVDR	89,400	1,318,663
Siam Commercial Bank PCL (The) NVDR	1,758,200	7,753,651
Thai Oil PCL NVDR	834,400	2,561,975
Thai Union Group PCL NVDR	1,847,600	1,017,793
TMB Bank PCL NVDR	14,246,400	1,106,433
True Corp. PCL NVDR[a]	9,873,090	1,827,800

		113,110,827

TOTAL COMMON STOCKS
(Cost: $3,488,596,250)		4,418,379,821

PREFERRED STOCKS — 1.01%

SOUTH KOREA — 1.01%
AmorePacific Corp., Preference Shares	8,940	1,424,367
Hyundai Motor Co., Preference Shares	22,946	2,109,553
Hyundai Motor Co. Series 2, Preference Shares	37,250	3,757,085
LG Chem Ltd., Preference Shares	7,152	1,656,575
LG Household & Health Care Ltd., Preference Shares	2,088	1,220,726
Samsung Electronics Co. Ltd., Preference Shares	17,582	35,153,015

		45,321,321

TOTAL PREFERRED STOCKS
(Cost: $23,036,619)		45,321,321

306

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 6.51%

MONEY MARKET FUNDS — 6.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[e,f,g]	286,615,901	$286,673,224
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[e,f]	4,356,662	4,356,662

		291,029,886

TOTAL SHORT-TERM INVESTMENTS (Cost: $291,024,456)		291,029,886

TOTAL INVESTMENTS IN SECURITIES — 106.28% (Cost: $3,802,657,325)		4,754,731,028
Other Assets, Less Liabilities — (6.28)%		(281,122,940)

NET ASSETS — 100.00%		$4,473,608,088

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	234,824,372	51,791,529	[a]	—	286,615,901	$286,673,224	$(4,198)	$(22,718)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,438,212	—		(2,081,550)[a]	4,356,662	4,356,662	—	—	9,702

						$291,029,886	$(4,198)	$(22,718)	$9,702

[a]	Net of shares purchased and sold.

307

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2017

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
Hang Seng Index	11	Nov 2017	$1,988	$(5,916)
MSCI Emerging Markets E-Mini	91	Dec 2017	5,115	36,032

Total				$30,116

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the consolidated schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,416,717,682	$1,662,135	$4	$4,418,379,821
Preferred stocks	45,321,321	—	—	45,321,321
Money market funds	291,029,886	—	—	291,029,886

Total	$4,753,068,889	$1,662,135	$4	$4,754,731,028

Derivative financial instruments[a]:
Assets:
Futures contracts	$36,032	$—	$—	$36,032
Liabilities:
Futures contracts	(5,916)	—	—	(5,916)

Total	$30,116	$—	$—	$30,116

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

308

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA A ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 1.15%
AECC Aero-Engine Control Co. Ltd. Class A	2,800	$7,913
AECC Aviation Power Co. Ltd. Class A	5,600	25,696
AVIC Aircraft Co. Ltd. Class A	9,100	25,237
AVIC Electromechanical Systems Co. Ltd. Class A	9,450	15,457
AVIC Helicopter Co. Ltd. Class A	2,100	14,249
China Aerospace Times Electronics Co. Ltd. Class Aa	8,400	10,495
China Avionics Systems Co. Ltd. Class A	4,900	11,364
China Spacesat Co. Ltd. Class A	4,200	17,016

		127,427
AIR FREIGHT & LOGISTICS — 0.17%
Shenzhen Feima International Supply Chain Co. Ltd. Class A	6,188	12,325
Sinotrans Air Transportation Development Co. Ltd. Class A	2,100	6,153

		18,478
AIRLINES — 0.99%
Air China Ltd. Class A	12,600	18,042
China Eastern Airlines Corp. Ltd. Class A	29,400	30,565
China Southern Airlines Co. Ltd. Class A	22,400	29,473
Hainan Airlines Holding Co. Ltd. Class A	48,300	23,540
Spring Airlines Co. Ltd. Class A	1,400	7,700

		109,320
AUTO COMPONENTS — 1.58%
Anhui Zhongding Sealing Parts Co. Ltd. Class A	4,200	12,408
China Shipbuilding Industry Group Power Co. Ltd. Class A	3,500	13,974
Fuyao Glass Industry Group Co. Ltd. Class A	7,000	28,645
Huayu Automotive Systems Co. Ltd. Class A	10,500	40,289
Ningbo Joyson Electronic Corp. Class A	2,800	16,807
Wanxiang Qianchao Co. Ltd. Class A	8,400	14,436
Weifu High-Technology Group Co. Ltd. Class A	1,400	5,406
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	3,500	11,904
Zhejiang Century Huatong Group Co. Ltd. Class A	2,100	10,384
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	7,560	19,700

		173,953
AUTOMOBILES — 2.03%
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	4,900	7,423
Beiqi Foton Motor Co. Ltd. Class A	21,000	9,601
BYD Co. Ltd. Class A	4,900	46,580
Chongqing Changan Automobile Co. Ltd. Class A	11,900	24,222
FAW CAR Co. Ltd. Class Aa	4,900	8,909
Guangzhou Automobile Group Co. Ltd. Class A	4,200	17,605
SAIC Motor Corp. Ltd. Class A	23,100	109,760

		224,100
BANKS — 14.02%
Agricultural Bank of China Ltd. Class A	170,100	95,992

Security	Shares	Value
Bank of Beijing Co. Ltd. Class A	52,584	$58,238
Bank of China Ltd. Class A	149,100	88,640
Bank of Communications Co. Ltd. Class A	119,000	111,685
Bank of Guiyang Co. Ltd. Class A	4,200	9,379
Bank of Jiangsu Co. Ltd. Class A	9,100	11,150
Bank of Nanjing Co. Ltd. Class A	27,440	32,999
Bank of Ningbo Co. Ltd. Class A	15,470	40,032
Bank of Shanghai Co. Ltd. Class A	5,460	14,516
China CITIC Bank Corp. Ltd. Class A	16,800	15,767
China Construction Bank Corp. Class A	30,800	33,275
China Everbright Bank Co. Ltd. Class A	123,900	75,528
China Merchants Bank Co. Ltd. Class A	60,200	246,163
China Minsheng Banking Corp. Ltd. Class A	88,200	110,327
Huaxia Bank Co. Ltd. Class A	33,600	46,085
Industrial & Commercial Bank of China Ltd. Class A	156,800	144,322
Industrial Bank Co. Ltd. Class A	61,600	162,101
Ping An Bank Co. Ltd. Class A	53,760	93,610
Shanghai Pudong Development Bank Co. Ltd. Class A	82,686	157,327

		1,547,136
BEVERAGES — 5.67%
Anhui Gujing Distillery Co. Ltd. Class A	1,400	15,417
Anhui Kouzi Distillery Co. Ltd. Class A	1,400	10,222
Beijing Yanjing Brewery Co. Ltd. Class A	4,900	4,680
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	4,900	81,507
Kweichow Moutai Co. Ltd. Class A	3,500	326,388
Luzhou Laojiao Co. Ltd. Class A	4,900	45,012
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,100	18,511
Tsingtao Brewery Co. Ltd. Class A	2,100	10,954
Wuliangye Yibin Co. Ltd. Class A	11,200	112,585

		625,276
BIOTECHNOLOGY — 0.71%
Beijing SL Pharmaceutical Co. Ltd. Class A	2,100	10,539
Beijing Tiantan Biological Products Corp. Ltd. Class A	1,820	9,436
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	2,310	6,675
Hualan Biological Engineering Inc. Class A	3,500	15,141
Jinyu Bio-Technology Co. Ltd. Class A	1,960	8,257
Shanghai RAAS Blood Products Co. Ltd. Class A	9,240	28,107

		78,155
BUILDING PRODUCTS — 0.16%
Beijing New Building Materials PLC Class A	4,900	17,279

		17,279
CAPITAL MARKETS — 6.99%
Anxin Trust Co. Ltd. Class A	15,400	32,299
Central China Securities Co. Ltd. Class A	7,700	9,585
Changjiang Securities Co. Ltd. Class A	16,800	22,814
China Merchants Securities Co. Ltd. Class A	18,200	51,271
CITIC Securities Co. Ltd. Class A	29,400	76,834
Dongxing Securities Co. Ltd. Class A	5,600	14,263
Everbright Securities Co. Ltd. Class A	12,600	28,328

309

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

October 31, 2017

Security	Shares	Value
Founder Securities Co. Ltd. Class Aa	26,600	$31,507
GF Securities Co. Ltd. Class A	18,900	50,562
Guosen Securities Co. Ltd. Class A	13,300	26,189
Guotai Junan Securities Co. Ltd. Class A	18,900	56,865
Guoyuan Securities Co. Ltd. Class A	9,200	17,130
Haitong Securities Co. Ltd. Class A	24,500	53,529
Huaan Securities Co. Ltd. Class A	9,100	13,168
Huatai Securities Co. Ltd. Class A	16,100	47,542
Industrial Securities Co. Ltd. Class A	21,700	25,638
Northeast Securities Co. Ltd. Class A	7,700	11,224
Orient Securities Co. Ltd./China Class A	12,600	28,955
Pacific Securities Co. Ltd. (The)/China Class A	25,200	15,020
SDIC Essence Holdings Co. Ltd. Class A	7,700	17,753
Sealand Securities Co. Ltd. Class A	14,700	12,155
Shaanxi International Trust Co. Ltd. Class A	12,600	9,677
Shanxi Securities Co. Ltd. Class A	7,000	10,583
Shenwan Hongyuan Group Co. Ltd. Class A	66,150	56,394
Sinolink Securities Co. Ltd. Class A	9,100	14,775
SooChow Securities Co. Ltd. Class A	9,100	14,871
Western Securities Co. Ltd. Class A	10,566	22,559

		771,490
CHEMICALS — 2.91%
China Hainan Rubber Industry Group Co. Ltd. Class Aa	15,400	14,407
Hongda Xingye Co. Ltd. Class A	8,858	10,292
Huapont Life Sciences Co. Ltd. Class A	7,000	8,048
Hubei Biocause Pharmaceutical Co. Ltd. Class A	11,200	15,446
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	25,500	19,700
Jiangsu Bicon Pharmaceutical Listed Co. Class A	2,100	8,384
Kangde Xin Composite Material Group Co. Ltd. Class A	11,200	41,117
Kingenta Ecological Engineering Group Co. Ltd. Class A	11,200	15,463
Kingfa Sci & Tech Co. Ltd. Class A	7,700	6,959
Lomon Billions Group Co. Ltd. Class A	4,900	13,087
Luxin Venture Capital Group Co. Ltd. Class A	2,100	5,083
Qinghai Salt Lake Industry Co. Ltd. Class A	7,350	17,112
Sichuan Hebang Biotechnology Co. Ltd. Class A	30,800	10,549
Sinopec Shanghai Petrochemical Co. Ltd. Class A	16,100	15,402
Tianqi Lithium Corp. Class A	2,800	32,101
Wanhua Chemical Group Co. Ltd. Class A	8,400	46,998
Xinjiang Zhongtai Chemical Co. Ltd.	7,700	16,626
Zhejiang Juhua Co. Ltd. Class A	6,500	11,475
Zhejiang Longsheng Group Co. Ltd. Class A	8,400	13,029

		321,278
COMMERCIAL SERVICES & SUPPLIES — 0.38%
Jihua Group Corp. Ltd. Class A	11,200	13,199
Shenwu Energy Saving Co. Ltd. Class Aa,b	1,400	6,823
Tianguang Zhongmao Co. Ltd. Class A	4,200	6,020
Tus-Sound Environmental Resources Co. Ltd. Class A	2,800	15,839

		41,881
COMMUNICATIONS EQUIPMENT — 1.51%
Addsino Co. Ltd. Class A	5,600	9,151
Beijing Xinwei Technology Group Co. Ltd. Class Aa,b	11,200	30,926
Fiberhome Telecommunication Technologies Co. Ltd. Class A	4,200	21,414
Guangzhou Haige Communications Group Inc. Co. Class A	5,600	9,227
Hengtong Optic-electric Co. Ltd. Class A	2,800	15,514

Security	Shares	Value
Hytera Communications Corp. Ltd. Class A	4,200	$12,142
Tongding Interconnection Information Co. Ltd. Class A	2,800	5,476
ZTE Corp. Class Aa	12,800	62,364

		166,214
CONSTRUCTION & ENGINEERING — 4.36%
China CAMC Engineering Co. Ltd. Class A	4,032	13,135
China Communications Construction Co. Ltd. Class A	9,800	22,299
China Gezhouba Group Co. Ltd. Class A	16,800	24,918
China National Chemical Engineering Co. Ltd. Class A	20,300	20,553
China Railway Construction Corp. Ltd. Class A	29,400	53,100
China Railway Erju Co. Ltd. Class A	4,900	10,447
China Railway Group Ltd. Class A	53,200	71,844
China State Construction Engineering Corp. Ltd. Class A	89,600	128,437
Jiangsu Zhongnan Construction Group Co. Ltd. Class A	7,700	7,122
Metallurgical Corp. of China Ltd. Class A	43,400	33,398
Northcom Group Co. Ltd. Class Aa	3,570	12,276
Power Construction Corp. of China Ltd. Class A	30,100	35,517
Shanghai Construction Group Co. Ltd. Class A	27,489	16,010
Shanghai Tunnel Engineering Co. Ltd. Class A	10,500	15,115
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	8,400	17,364

		481,535
CONSTRUCTION MATERIALS — 0.98%
Anhui Conch Cement Co. Ltd. Class A	11,900	46,900
BBMG Corp. Class A	22,400	19,942
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,100	12,294
China Jushi Co. Ltd. Class A	10,920	21,536
Tangshan Jidong Cement Co. Ltd. Class Aa	3,500	7,916

		108,588
CONTAINERS & PACKAGING — 0.09%
Org Packaging Co. Ltd. Class Aa	9,800	10,055

		10,055
DISTRIBUTORS — 0.31%
Anhui Xinhua Media Co. Ltd. Class A	3,500	6,316
Liaoning Cheng Da Co. Ltd. Class Aa	4,900	13,686
Wuchan Zhongda Group Co. Ltd. Class A	12,285	14,088

		34,090
DIVERSIFIED CONSUMER SERVICES — 0.04%
Zhejiang Yasha Decoration Co. Ltd. Class A	3,500	4,589

		4,589
DIVERSIFIED FINANCIAL SERVICES — 0.49%
Avic Capital Co. Ltd. Class A	28,000	25,898
Bohai Financial Investment Holding Co. Ltd. Class A	12,600	12,130
Shanghai AJ Group Co. Ltd. Class A	7,700	16,301

		54,329

310

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

October 31, 2017

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.13%
Dr. Peng Telecom & Media Group Co. Ltd. Class A	4,900	$14,432

		14,432
ELECTRICAL EQUIPMENT — 2.36%
Changyuan Group Ltd. Class A	5,040	14,099
China XD Electric Co. Ltd. Class A	12,600	9,924
Dongfang Electric Corp. Ltd. Class Aa	7,000	11,397
Fangda Carbon New Material Co. Ltd. Class A	5,600	24,614
Guoxuan High-Tech Co. Ltd. Class A	2,100	9,509
Henan Pinggao Electric Co. Ltd. Class A	4,900	7,911
Jiangsu Zhongtian Technology Co. Ltd. Class A	10,500	20,945
Luxshare Precision Industry Co. Ltd. Class A	8,400	31,256
NARI Technology Co. Ltd. Class A	8,400	21,445
Qingdao Hanhe Cable Co. Ltd. Class A	11,900	6,536
Shanghai Electric Group Co. Ltd. Class Aa	21,700	29,403
TBEA Co. Ltd. Class A	14,569	22,071
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	8,420	18,295
XJ Electric Co. Ltd. Class A	3,500	7,959
Zhejiang Chint Electrics Co. Ltd. Class A	4,900	18,831
Zhongshan Broad Ocean Motor Co. Ltd. Class A	5,600	6,532

		260,727
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.34%
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	2,730	15,307
Dongxu Optoelectronic Technology Co. Ltd. Class A	15,000	23,403
GoerTek Inc. Class A	8,400	28,062
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	26,600	157,656
Jiangsu Protruly Vision Technology Group Co. Ltd. Class Aa,b	7,700	14,232
Shenzhen O-Film Tech Co. Ltd. Class A	8,750	31,106
Suzhou Victory Precision Manufacture Co. Ltd. Class A	10,500	9,617
Tatwah Smartech Co. Ltd. Class Aa	2,800	8,483
Tianma Microelectronics Co. Ltd. Class A	4,200	15,970
Tsinghua Unisplendour Co. Ltd. Class A	1,400	13,342
Westone Information Industry Inc. Class A	2,240	7,791
Zhejiang Dahua Technology Co. Ltd. Class A	10,500	43,965

		368,934
ENERGY EQUIPMENT & SERVICES — 0.18%
Offshore Oil Engineering Co. Ltd. Class A	12,600	11,769
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	3,500	8,064

		19,833
FOOD & STAPLES RETAILING — 0.50%
Shanghai Bailian Group Co. Ltd. Class A	4,900	11,830
Yonghui Superstores Co. Ltd. Class A	29,400	42,808

		54,638
FOOD PRODUCTS — 2.55%
Beijing Dabeinong Technology Group Co. Ltd. Class A	13,300	12,482
Bright Dairy & Food Co. Ltd. Class A	3,500	7,705
COFCO Tunhe Sugar Co. Ltd. Class A	4,900	6,802
Foshan Haitian Flavouring & Food Co. Ltd. Class A	5,600	43,322
Guangdong Haid Group Co. Ltd. Class A	4,900	14,491

Security	Shares	Value
Heilongjiang Agriculture Co. Ltd. Class A	4,900	$8,739
Henan Shuanghui Investment & Development Co. Ltd. Class A	9,100	36,126
Hunan Dakang International Food & Agriculture Co. Ltd. Class Aa	9,800	4,318
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	19,600	87,392
MeiHua Holdings Group Co. Ltd. Class A	11,200	9,836
Muyuan Foodstuff Co. Ltd. Class A	2,800	19,895
New Hope Liuhe Co. Ltd. Class A	10,500	11,724
Yuan Longping High-Tech Agriculture Co. Ltd. Class A	4,900	18,684

		281,516
GAS UTILITIES — 0.05%
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	7,000	5,345

		5,345
HEALTH CARE EQUIPMENT & SUPPLIES — 0.06%
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	2,100	6,882

		6,882
HEALTH CARE PROVIDERS & SERVICES — 0.98%
China National Accord Medicines Corp. Ltd. Class A	1,400	14,164
Huadong Medicine Co. Ltd. Class A	2,800	22,312
Jointown Pharmaceutical Group Co. Ltd. Class Aa	3,500	10,921
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	5,100	14,706
Realcan Pharmaceutical Co. Ltd. Class A	3,220	6,841
Searainbow Holding Corp. Class Aa,b	2,800	13,194
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	7,000	26,405

		108,543
HOTELS, RESTAURANTS & LEISURE — 0.80%
China International Travel Service Corp. Ltd. Class A	4,200	26,218
Giant Network Group Co. Ltd. Class A	2,800	16,735
Shanghai Jinjiang International Hotels Development Co. Ltd. Class A	2,300	10,772
Shenzhen Overseas Chinese Town Co. Ltd. Class A	25,900	34,234

		87,959
HOUSEHOLD DURABLES — 3.24%
Gree Electric Appliances Inc. of Zhuhai Class A	9,100	58,425
Hang Zhou Great Star Industrial Co. Ltd. Class A	4,200	10,076
Hangzhou Robam Appliances Co. Ltd. Class A	3,150	22,087
Hisense Electric Co. Ltd. Class A	4,200	9,601
Midea Group Co. Ltd. Class A	18,900	145,442
NavInfo Co. Ltd. Class A	3,150	12,182
Qingdao Haier Co. Ltd. Class A	17,500	45,682
Sichuan Changhong Electric Co. Ltd. Class A	20,300	11,394
Suofeiya Home Collection Co. Ltd. Class A	2,100	12,326
TCL Corp. Class A	35,700	23,378
Yihua Lifestyle Technology Co. Ltd. Class A	4,900	7,453

		358,046
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.08%
China National Nuclear Power Co. Ltd. Class A	41,300	48,545

311

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

October 31, 2017

Security	Shares	Value
China Yangtze Power Co. Ltd. Class A	44,100	$105,868
GD Power Development Co. Ltd. Class A	60,200	30,702
Huadian Power International Corp. Ltd. Class A	16,800	10,799
Huaneng Power International Inc. Class A	13,300	13,506
Hubei Energy Group Co. Ltd. Class A	17,500	13,018
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	15,400	7,064
Kaidi Ecological and Environmental Technology Co. Ltd. Class Aa	8,400	6,401
SDIC Power Holdings Co. Ltd. Class A	21,700	24,557
Shanghai Electric Power Co. Ltd. Class A	6,300	10,609
Shenergy Co. Ltd. Class A	14,700	13,042
Shenzhen Energy Group Co. Ltd. Class A	9,800	9,449
Sichuan Chuantou Energy Co. Ltd. Class A	16,100	24,317
Zhejiang Zheneng Electric Power Co. Ltd. Class A	28,000	22,603

		340,480
INDUSTRIAL CONGLOMERATES — 0.08%
China Baoan Group Co. Ltd. Class A	7,560	9,297

		9,297
INSURANCE — 4.93%
China Life Insurance Co. Ltd. Class A	8,400	39,798
China Pacific Insurance Group Co. Ltd. Class A	19,600	126,518
New China Life Insurance Co. Ltd. Class A	5,600	54,011
Ping An Insurance Group Co. of China Ltd. Class A	32,200	312,701
Xishui Strong Year Co. Ltd. Inner Mongolia Class A	2,800	11,327

		544,355
INTERNET & DIRECT MARKETING RETAIL — 0.12%
Global Top E-Commerce Co. Ltd. Class A	4,200	12,814

		12,814
INTERNET SOFTWARE & SERVICES — 0.09%
Digital China Group Co. Ltd. Class Aa	1,400	4,563
People.cn Co. Ltd. Class A	2,800	5,594

		10,157
IT SERVICES — 0.23%
DHC Software Co. Ltd. Class A	8,400	12,763
Digital China Information Service Co. Ltd. Class Aa,b	4,200	12,206

		24,969
LEISURE PRODUCTS — 0.09%
Alpha Group Class A	4,200	9,462

		9,462
MACHINERY — 3.82%
Aurora Optoelectronics Co. Ltd. Class Aa,b	1,400	7,163
Beijing SPC Environmental Protection Tech Co. Ltd. Class A	2,800	9,912
China CSSC Holdings Ltd. Class Aa	4,200	15,634
China International Marine Containers Group Co. Ltd. Class A	3,500	10,161
China Shipbuilding Industry Co. Ltd. Class Aa	50,400	47,226
CITIC Heavy Industries Co. Ltd. Class Aa	11,900	9,175
CRRC Corp. Ltd. Class A	73,500	126,984

Security	Shares	Value
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	2,100	$8,448
Han’s Laser Technology Industry Group Co. Ltd. Class A	2,100	15,159
Hunan Jiangnan Red Arrow Co. Ltd. Class Aa	4,200	6,280
Inner Mongolia First Machinery Group Co. Ltd. Class A	4,200	8,086
North Navigation Control Technology Co. Ltd. Class A	4,200	8,486
Sany Heavy Industry Co. Ltd. Class A	25,900	32,046
Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	3,500	10,832
Taihai Manoir Nuclear Equipment Co. Ltd. Class A	2,800	12,759
Tian Di Science & Technology Co. Ltd. Class A	11,200	8,179
Weichai Power Co. Ltd. Class A	22,400	28,222
XCMG Construction Machinery Co. Ltd. Class A	25,900	14,694
Zhejiang Wanliyang Co. Ltd. Class A	2,800	4,918
Zhengzhou Yutong Bus Co. Ltd. Class A	5,600	21,496
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	23,100	16,173

		422,033
MARINE — 0.47%
China COSCO Holdings Co. Ltd. Class Aa	23,100	24,155
China Shipping Container Lines Co. Ltd. Class Aa	23,100	13,698
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	7,700	7,494
Tianjin Tianhai Investment Co. Ltd. Class Aa	7,000	6,379

		51,726
MEDIA — 1.63%
Beijing Gehua CATV Network Co. Ltd. Class A	6,300	13,774
China Film Co. Ltd. Class A	4,900	12,421
China Media Group Class A	6,300	9,744
China South Publishing & Media Group Co. Ltd. Class A	6,300	13,698
Chinese Universe Publishing and Media Co. Ltd. Class A	4,900	14,787
CITIC Guoan Information Industry Co. Ltd. Class A	14,000	23,723
Cultural Investment Holdings Co. Ltd. Class Aa	3,500	11,867
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	8,190	12,432
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	7,000	9,643
Shanghai Oriental Pearl Group Co. Ltd. Class A	8,400	25,818
Wanda Film Holding Co. Ltd. Class A	2,800	21,987
Zhejiang Daily Media Group Co. Ltd. Class A	4,200	10,355

		180,249
METALS & MINING — 5.31%
Aluminum Corp. of China Ltd. Class Aa	32,900	40,161
Angang Steel Co. Ltd. Class A	12,600	11,863
Baoshan Iron & Steel Co. Ltd. Class A	50,680	58,653
Beijing Shougang Co. Ltd. Class Aa	14,700	14,794
China Molybdenum Co. Ltd. Class A	27,300	29,535
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. Class A	7,000	7,404
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	10,900	23,881
GEM Co. Ltd.	8,190	9,207
Guangdong HEC Technology Holding Co. Ltd. Class Aa,b	8,400	11,306
Hesteel Co. Ltd. Class A	32,200	20,358
Inner Mongolia BaoTou Steel Union Co. Ltd. Class Aa	120,540	47,289
Jiangsu Shagang Co. Ltd. Class Aa,b	5,600	18,226
Jiangxi Copper Co. Ltd. Class A	5,600	14,905
Jiangxi Ganfeng Lithium Co. Ltd. Class A	2,800	37,014

312

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

October 31, 2017

Security	Shares	Value
Jinduicheng Molybdenum Co. Ltd. Class Aa	9,100	$10,641
Maanshan Iron & Steel Co. Ltd. Class Aa	16,100	10,154
Shandong Gold Mining Co. Ltd. Class A	5,600	24,935
Shandong Iron and Steel Co. Ltd. Class Aa	32,220	11,182
Shandong Nanshan Aluminum Co. Ltd. Class A	18,900	11,036
Shanxi Taigang Stainless Steel Co. Ltd. Class A	16,100	12,414
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	6,300	10,571
Tongling Nonferrous Metals Group Co. Ltd. Class Aa	31,500	13,831
Western Mining Co. Ltd. Class A	4,900	6,026
Xiamen Tungsten Co. Ltd. Class A	3,500	14,650
Xinxing Ductile Iron Pipes Co. Ltd. Class A	10,500	9,427
Yunnan Aluminium Co. Ltd. Class Aa	7,700	13,872
Yunnan Chihong Zinc & Germanium Co. Ltd. Class Aa	14,000	14,893
Yunnan Tin Co. Ltd. Class Aa	2,800	5,860
Zhejiang Huayou Cobalt Co. Ltd.[a]	2,100	30,093
Zhongjin Gold Corp. Ltd. Class A	9,100	13,841
Zijin Mining Group Co. Ltd. Class A	49,700	27,672

		585,694
MULTILINE RETAIL — 0.20%
Nanjing Xinjiekou Department Store Co. Ltd. Class Aa,b	3,500	22,439

		22,439
OIL, GAS & CONSUMABLE FUELS — 2.23%
China Merchants Energy Shipping Co. Ltd. Class A	14,700	11,268
China Petroleum & Chemical Corp. Class A	78,400	70,623
China Shenhua Energy Co. Ltd. Class A	14,000	43,875
Guanghui Energy Co. Ltd. Class A	9,100	5,781
Jizhong Energy Resources Co. Ltd. Class A	10,500	9,712
Oriental Energy Co. Ltd. Class A	3,500	5,788
PetroChina Co. Ltd. Class A	35,700	44,548
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	9,100	12,825
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	9,800	14,344
Wintime Energy Co. Ltd. Class A	36,400	19,278
Yang Quan Coal Industry Group Co. Ltd. Class Aa	7,000	7,700

		245,742
PERSONAL PRODUCTS — 0.07%
Shanghai Jahwa United Co. Ltd. Class A	1,400	7,757

		7,757
PHARMACEUTICALS — 4.72%
Beijing Tongrentang Co. Ltd. Class A	4,200	21,338
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	3,500	14,893
Dong-E-E-Jiao Co. Ltd. Class A	2,100	20,298
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	9,100	5,726
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,800	13,579
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	4,200	11,724
Hainan Haiyao Co. Ltd. Class A	3,500	6,945
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	6,300	6,455
Hengkang Medical Group Co. Ltd. Class Aa	5,000	8,834
Humanwell Healthcare Group Co. Ltd. Class A	4,200	12,035
Jiangsu Hengrui Medicine Co. Ltd. Class A	9,380	95,153
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	2,730	9,775
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	4,200	7,079
Kangmei Pharmaceutical Co. Ltd. Class A	11,900	38,353

Security	Shares	Value
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	5,600	$33,664
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	2,800	6,836
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	4,200	22,358
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	3,500	8,962
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	4,900	15,615
Tasly Pharmaceutical Group Co. Ltd. Class A	4,200	24,126
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	6,720	21,922
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class Aa	2,700	5,699
Yifan Pharmaceutical Co. Ltd. Class A	3,500	11,618
Yunnan Baiyao Group Co. Ltd. Class A	3,500	55,367
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	2,100	21,468
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	2,100	7,871
Zhejiang NHU Co. Ltd. Class A	3,500	13,446

		521,139
PROFESSIONAL SERVICES — 0.27%
Beijing Orient Landscape & Ecology Co. Ltd. Class A	8,750	29,680

		29,680
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.17%
Beijing Capital Development Co. Ltd. Class A	9,800	15,955
Beijing Urban Construction Investment & Development Co. Ltd. Class A	4,900	11,031
China Fortune Land Development Co. Ltd. Class A	6,300	29,260
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	19,600	53,736
China Vanke Co. Ltd. Class A	28,000	122,353
Chongqing Dima Industry Co. Ltd. Class A	11,900	8,960
COFCO Property Group Co. Ltd. Class A	3,500	4,225
Financial Street Holdings Co. Ltd. Class A	9,800	17,153
Future Land Holdings Co. Ltd. Class A	6,300	19,411
Gemdale Corp. Class A	14,000	24,990
Guangzhou Yuetai Group Co. Ltd. Class A	6,300	6,245
Jinke Properties Group Co. Ltd. Class A	21,000	14,956
Kunwu Jiuding Investment Holdings Co. Ltd. Class A	1,400	5,841
Oceanwide Holdings Co. Ltd. Class A	7,700	9,028
Poly Real Estate Group Co. Ltd. Class A	35,700	58,662
RiseSun Real Estate Development Co. Ltd. Class A	14,000	20,068
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	2,800	7,761
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	4,200	14,772
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,800	7,347
Shenzhen World Union Properties Consultancy Inc. Class A	7,700	14,604
Suning Universal Co. Ltd. Class A	7,700	6,204
Sunshine City Group Co. Ltd. Class A	13,300	14,469
Tahoe Group Co. Ltd. Class A	2,100	5,577
Xinhu Zhongbao Co. Ltd. Class Aa	29,400	18,987
Youngor Group Co. Ltd. Class A	7,840	11,463
Zhejiang China Commodities City Group Co. Ltd. Class A	21,700	22,953
Zhonghong Holding Co. Ltd. Class Aa,b	15,680	4,898
Zhongtian Urban Development Group Co. Ltd. Class A	18,200	20,184

		571,093
ROAD & RAIL — 0.82%
China High-Speed Railway Technology Co. Ltd. Class A	4,200	5,818
Daqin Railway Co. Ltd. Class A	44,100	60,553
Guangshen Railway Co. Ltd. Class A	20,300	15,438

313

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

October 31, 2017

Security	Shares	Value
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	6,300	$8,289

		90,098
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.83%
LONGi Green Energy Technology Co. Ltd. Class A	7,700	38,132
Sanan Optoelectronics Co. Ltd. Class A	13,580	52,927

		91,059
SOFTWARE — 1.65%
Aisino Corp. Class A	7,700	21,785
Beijing Shiji Information Technology Co. Ltd. Class A	2,800	10,098
Dalian Zeus Entertainment Group Co. Ltd. Class A	1,960	6,166
Fujian Newland Computer Co. Ltd. Class A	4,200	13,403
Glodon Co. Ltd. Class A	4,900	14,661
Hundsun Technologies Inc. Class A	2,800	21,581
Iflytek Co. Ltd. Class A	3,500	28,307
Kingnet Network Co. Ltd. Class A	2,800	9,675
Neusoft Corp. Class A	4,200	9,962
Shanghai 2345 Network Holding Group Co. Ltd. Class A	10,710	10,973
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	2,100	5,418
Venustech Group Inc. Class A	2,100	7,586
Yonyou Network Technology Co. Ltd. Class A	3,500	12,257
Youzu Interactive Co. Ltd. Class A	2,800	10,267

		182,139
SPECIALTY RETAIL — 0.87%
China Grand Automotive Services Co. Ltd. Class A	15,470	20,775
Pang Da Automobile Trade Co. Ltd. Class Aa	18,900	7,985
Shanghai Yuyuan Tourist Mart Co. Ltd. Class Aa,b	4,200	9,081
Suning Commerce Group Co. Ltd. Class A	26,600	57,957

		95,798
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.71%
BOE Technology Group Co. Ltd. Class A	107,800	101,173
China Greatwall Technology Group Co. Ltd. Class Aa	9,800	11,623
Dawning Information Industry Co. Ltd. Class A	2,100	12,367
Focus Media Information Technology Co. Ltd. Class A	15,400	27,652
GRG Banking Equipment Co. Ltd. Class A	5,250	5,902
Inspur Electronic Information Industry Co. Ltd. Class A	5,200	13,911
Tsinghua Tongfang Co. Ltd. Class A	9,800	15,955

		188,583
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
Gansu Gangtai Holding Group Co. Ltd. Class A	4,900	9,360

		9,360
TRADING COMPANIES & DISTRIBUTORS — 0.49%
China Meheco Co. Ltd. Class A	1,400	5,824
CMST Development Co. Ltd. Class A	7,700	12,002
Minmetals Development Co. Ltd. Class Aa	3,500	6,675
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	2,100	6,144
Sinochem International Corp. Class A	7,000	10,678
Xiamen C & D Inc. Class A	7,500	13,275

		54,598

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 1.09%
Anhui Wanjiang Logistics Group Co. Ltd. Class Aa	8,400	$5,374
Dalian Port PDA Co. Ltd. Class A	24,150	10,822
Ningbo Port Co. Ltd. Class A	31,500	30,372
Shanghai International Airport Co. Ltd. Class A	2,100	13,863
Shanghai International Port Group Co. Ltd. Class A	24,500	31,940
TangShan Port Group Co. Ltd. Class A	16,100	11,952
Tianjin Port Co. Ltd. Class A	4,200	7,231
Yingkou Port Liability Co. Ltd. Class A	16,800	8,847

		120,401
WATER UTILITIES — 0.27%
Beijing Capital Co. Ltd. Class A	14,700	13,064
Chengdu Xingrong Environment Co. Ltd. Class A	9,800	8,621
Guangdong Golden Dragon Development Inc. Class A	2,800	8,044

		29,729
WIRELESS TELECOMMUNICATION SERVICES — 0.68%
China United Network Communications Ltd. Class Aa	65,100	75,047

		75,047

TOTAL COMMON STOCKS
(Cost: $8,359,255)		11,007,926

TOTAL INVESTMENTS IN SECURITIES — 99.73% (Cost: $8,359,255)		11,007,926
Other Assets, Less Liabilities — 0.27%		29,940

NET ASSETS — 100.00%		$11,037,866

[a]	Non-income earning security.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

314

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

October 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$10,574,304	$283,128	$150,494	$11,007,926

Total	$10,574,304	$283,128	$150,494	$11,007,926

The Fund had transfers from Level 2 to Level 1 during the three months ended October 31, 2017 in the amount of $342,579, resulting from the resumption of trading after a temporary suspension.

The Fund had transfers from Level 1 to Level 2 during the three months ended October 31, 2017 in the amount of $177,576, resulting from the temporary suspension of trading.

A reconciliation of investments in which Level 3 inputs were used in determining fair value is presented when the Fund has a significant amount of Level 3 financial instruments at the beginning and/or end of the period in relation to the Fund’s net assets. Additional disclosure on Level 3 inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period.

The following table includes a rollforward for the period ended October 31, 2017 of investments whose values are classified as Level 3 as of the beginning or end of the period.

Common Stocks
Balance at beginning of period	$73,619
Realized gain (loss) and change in unrealized appreciation/depreciation	21,489
Purchases	—
Sales	—
Transfers ina	92,465
Transfers out[a]	(37,079)

Balance at end of period	$150,494

Net change in unrealized appreciation/depreciation on investments still held at end of period	$14,648

[a]	Represents the value as of the beginning of the reporting period.

Global Valuation Committee to determine the fair value of the Fund’s Level 3 investments as of October 31, 2017:

	Value	Valuation Approach	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs[a]	Weighted Average of Unobservable Inputs[b]
Common Stock	$150,494	Market	Last traded price — adjusted	Liquidity discount	+7% to +34%	21%

[a]	An increase in the unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[b]	Unobservable inputs are weighted based on the fair value of the investments included in the range.

315

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.68%

AUSTRALIA — 6.77%
AGL Energy Ltd.	3,732,180	$72,313,874
Alumina Ltd.	13,651,179	24,492,878
Amcor Ltd./Australia	6,479,267	78,692,775
AMP Ltd.	16,426,283	62,596,420
APA Group	6,140,137	40,300,054
Aristocrat Leisure Ltd.	3,027,688	54,670,851
ASX Ltd.	1,074,594	44,476,551
Aurizon Holdings Ltd.	11,297,276	44,870,128
AusNet Services	9,638,194	13,080,452
Australia & New Zealand Banking Group Ltd.	16,296,275	373,855,471
Bank of Queensland Ltd.	2,114,138	21,656,766
Bendigo & Adelaide Bank Ltd.	2,614,868	22,816,333
BGP Holdings PLC[a,b]	33,026,812	385
BHP Billiton Ltd.	17,825,404	362,738,879
BlueScope Steel Ltd.	3,137,877	30,892,620
Boral Ltd.	6,520,163	35,745,247
Brambles Ltd.	8,873,773	64,365,516
Caltex Australia Ltd.	1,480,656	38,895,140
Challenger Ltd./Australia	3,127,236	31,890,851
CIMIC Group Ltd.	555,029	20,576,237
Coca-Cola Amatil Ltd.	3,158,019	19,734,501
Cochlear Ltd.	321,974	43,430,000
Commonwealth Bank of Australia	9,590,578	570,858,108
Computershare Ltd.	2,573,127	30,738,487
Crown Resorts Ltd.	2,167,592	19,295,834
CSL Ltd.	2,523,852	268,852,281
Dexus	5,523,419	41,376,748
Domino’s Pizza Enterprises Ltd.[c]	349,622	12,489,506
Flight Centre Travel Group Ltd.[c]	302,243	10,845,658
Fortescue Metals Group Ltd.	8,572,370	30,498,094
Goodman Group	10,029,077	64,286,688
GPT Group (The)	10,029,197	39,141,526
Harvey Norman Holdings Ltd.	3,017,542	8,745,788
Healthscope Ltd.	9,340,916	14,037,809
Incitec Pivot Ltd.	9,241,487	27,068,178
Insurance Australia Group Ltd.	13,271,915	66,756,143
James Hardie Industries PLC	2,444,740	37,283,894
LendLease Group	3,094,978	38,467,538
Macquarie Group Ltd.	1,790,539	135,024,306
Medibank Pvt Ltd.	15,301,524	36,018,603
Mirvac Group	20,579,153	38,027,550
National Australia Bank Ltd.	14,858,689	372,092,126
Newcrest Mining Ltd.	4,278,438	73,515,837
Oil Search Ltd.	7,628,413	43,166,254
Orica Ltd.	2,090,579	33,453,598
Origin Energy Ltd.[a]	9,777,221	59,523,676
Qantas Airways Ltd.	2,813,865	13,268,816
QBE Insurance Group Ltd.	7,585,409	62,116,083
Ramsay Health Care Ltd.	783,678	40,205,224
REA Group Ltd.	301,206	16,693,045
Rio Tinto Ltd.[c]	2,364,593	125,916,446
Santos Ltd.[a]	10,315,856	35,593,573
Scentre Group	29,628,293	91,324,329
Seek Ltd.	1,846,296	26,005,445
Sonic Healthcare Ltd.	2,145,159	35,807,312

Security	Shares	Value
South32 Ltd.	29,479,132	$76,172,533
Stockland	13,388,102	46,399,281
Suncorp Group Ltd.	7,187,267	74,837,170
Sydney Airport	6,139,194	33,468,386
Tabcorp Holdings Ltd.	4,500,860	15,495,145
Tatts Group Ltd.	7,854,989	25,115,131
Telstra Corp. Ltd.	23,035,226	62,524,402
TPG Telecom Ltd.[c]	2,013,995	8,338,846
Transurban Group	11,438,000	106,381,155
Treasury Wine Estates Ltd.	4,108,315	49,298,293
Vicinity Centres	18,566,057	37,724,141
Wesfarmers Ltd.	6,264,833	200,788,847
Westfield Corp.	10,980,734	65,419,346
Westpac Banking Corp.	18,624,146	471,099,333
Woodside Petroleum Ltd.	4,228,661	99,636,677
Woolworths Ltd.	7,144,000	141,761,900

		5,535,047,018
AUSTRIA — 0.26%
Andritz AG	410,417	23,207,714
Erste Group Bank AG	1,670,483	71,789,011
OMV AG	840,357	50,495,470
Raiffeisen Bank International AGa	813,171	28,333,848
Voestalpine AG	654,854	36,034,264

		209,860,307
BELGIUM — 1.17%
Ageas	1,076,198	52,211,035
Anheuser-Busch InBev SA/NV	4,224,433	516,977,615
Colruyt SA	355,770	18,198,685
Groupe Bruxelles Lambert SA	452,815	48,625,577
KBC Group NV	1,394,216	115,821,118
Proximus SADP	849,444	28,212,348
Solvay SA	415,177	61,690,886
Telenet Group Holding NVa	294,921	20,401,079
UCB SA	699,958	50,955,347
Umicore SA	1,077,236	48,151,510

		961,245,200
DENMARK — 1.85%
AP Moller — Maersk A/S Class A	19,718	36,549,114
AP Moller — Maersk A/S Class B	37,142	71,346,412
Carlsberg A/S Class B	596,643	68,140,001
Chr Hansen Holding A/S	552,246	48,328,874
Coloplast A/S Class B	662,095	58,253,082
Danske Bank A/S	4,113,941	156,955,260
DSV A/S	1,067,311	82,542,995
Genmab A/Sa	319,579	64,540,189
H Lundbeck A/S	390,285	23,193,717
ISS A/S	920,006	38,945,711
Novo Nordisk A/S Class B	10,348,580	514,869,235
Novozymes A/S Class B	1,274,416	70,388,560
Orsted A/Sd	934,979	52,401,916

316

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Pandora A/S	597,839	$56,436,990
TDC A/S	4,421,417	26,143,923
Tryg A/S	667,934	15,904,684
Vestas Wind Systems A/S	1,204,170	106,229,224
William Demant Holding A/Sa	670,621	19,349,278

		1,510,519,165
FINLAND — 0.96%
Elisa OYJ	795,924	32,072,249
Fortum OYJ	2,446,776	51,962,273
Kone OYJ Class B	1,884,102	101,996,281
Metso OYJ	625,889	22,756,127
Neste OYJ	731,578	40,763,200
Nokia OYJ	32,451,305	159,382,276
Nokian Renkaat OYJ	636,881	29,209,960
Orion OYJ Class B	572,774	23,487,306
Sampo OYJ Class A	2,466,487	129,242,556
Stora Enso OYJ Class R	3,067,806	47,996,676
UPM-Kymmene OYJ	2,971,648	89,314,984
Wartsila OYJ Abp	829,449	53,434,540

		781,618,428
FRANCE — 10.53%
Accor SA	1,008,557	50,327,629
Aeroports de Paris	161,292	27,169,921
Air Liquide SA	2,374,842	302,386,319
Airbus SE	3,232,802	330,471,100
Alstom SA	859,381	34,779,459
Arkema SA	373,070	47,133,223
Atos SE	532,412	82,739,124
AXA SA	10,756,659	324,928,027
BNP Paribas SA	6,233,094	486,793,687
Bollore SA	4,625,937	22,364,287
Bouygues SA	1,161,404	55,762,967
Bureau Veritas SA	1,451,272	38,876,708
Capgemini SE	900,752	109,497,687
Carrefour SA	3,115,279	62,711,609
Casino Guichard Perrachon SA	314,443	17,962,028
Cie. de Saint-Gobain	2,759,541	161,893,655
Cie. Generale des Etablissements Michelin Class B	948,622	137,253,063
CNP Assurances	943,572	21,956,802
Credit Agricole SA	6,258,060	109,209,091
Danone SA	3,279,895	267,998,867
Dassault Aviation SA	14,028	21,881,827
Dassault Systemes SE	725,636	77,068,700
Edenred	1,212,521	34,960,024
Eiffage SA	399,985	41,792,176
Electricite de France SA	3,001,056	39,295,939
Engie SA	10,141,407	171,424,496
Essilor International SA	1,149,421	145,551,246
Eurazeo SA	246,277	22,897,519
Eurofins Scientific SE	63,223	39,550,925
Eutelsat Communications SA	960,294	24,063,117
Fonciere des Regions	179,466	18,278,894
Gecina SA	258,730	41,986,064
Groupe Eurotunnel SE Registered	2,551,937	32,077,362
Hermes International	171,617	89,076,677

Security	Shares	Value
ICADE	204,019	$17,825,394
Iliad SA	148,387	37,053,275
Imerys SA	191,020	17,399,522
Ingenico Group SA	324,640	31,518,300
Ipsen SA	205,806	24,886,432
JCDecaux SA	405,711	15,525,994
Kering	421,153	193,059,817
Klepierre SA	1,231,382	48,980,947
L’Oreal SA	1,401,915	312,015,364
Lagardere SCA	670,600	22,088,866
Legrand SA	1,483,096	110,177,506
LVMH Moet Hennessy Louis Vuitton SE	1,549,382	462,248,319
Natixis SA	5,138,242	40,296,369
Orange SA	11,055,443	181,401,242
Pernod Ricard SA	1,182,313	177,331,937
Peugeot SA	2,709,013	64,269,180
Publicis Groupe SA	1,135,350	74,014,145
Remy Cointreau SA	129,368	16,803,857
Renault SA	981,989	97,397,436
Rexel SA	1,649,857	29,454,662
Safran SA	1,742,182	183,532,639
Sanofi	6,302,021	596,793,693
Schneider Electric SE	3,112,042	273,534,398
SCOR SE	918,169	38,126,637
SEB SA	122,802	22,889,309
SES SA	2,041,697	33,203,508
Societe BIC SA	161,252	17,032,405
Societe Generale SA	4,258,985	237,159,902
Sodexo SA	509,773	64,879,207
STMicroelectronics NV	3,550,496	83,550,231
Suez	2,043,295	35,943,079
Thales SA	592,392	61,750,775
TOTAL SA	13,113,004	731,261,782
Unibail-Rodamco SE	550,023	137,664,976
Valeo SA	1,353,600	91,616,508
Veolia Environnement SA	2,660,159	63,032,684
Vinci SA	2,800,136	274,172,630
Vivendi SA	5,787,455	143,775,181
Wendel SA	173,029	29,187,353
Zodiac Aerospace	1,134,549	32,447,557

		8,617,423,237
GERMANY — 9.14%
adidas AG	1,047,028	233,030,407
Allianz SE Registered	2,535,341	588,789,254
Axel Springer SE	265,282	17,893,430
BASF SE	5,094,937	555,667,134
Bayer AG Registered	4,589,214	597,171,040
Bayerische Motoren Werke AG	1,818,208	185,335,610
Beiersdorf AG	568,788	63,809,298
Brenntag AG	858,255	48,606,448
Commerzbank AGa	5,888,941	80,711,681
Continental AG	607,511	154,212,164
Covestro AGd	626,060	60,067,499
Daimler AG Registered	5,300,536	440,205,697
Deutsche Bank AG Registered	11,480,954	186,577,573

317

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Deutsche Boerse AG	1,074,171	$110,970,199
Deutsche Lufthansa AG Registered	1,304,096	41,626,259
Deutsche Post AG Registered	5,388,740	246,835,713
Deutsche Telekom AG Registered	18,154,632	330,774,068
Deutsche Wohnen SE Bearer	1,979,128	84,303,716
E.ON SE	12,226,443	144,283,553
Evonik Industries AG	905,944	33,012,267
Fraport AG Frankfurt Airport Services Worldwide	234,341	22,238,216
Fresenius Medical Care AG & Co. KGaA	1,189,526	115,043,987
Fresenius SE & Co. KGaA	2,295,535	191,765,685
GEA Group AGc	1,014,984	48,945,677
Hannover Rueck SE	335,706	42,099,835
HeidelbergCement AG	824,852	84,050,909
Henkel AG & Co. KGaA	577,719	72,820,083
HOCHTIEF AGc	111,900	19,749,221
HUGO BOSS AG	358,113	32,056,396
Infineon Technologies AG	6,251,899	171,190,423
Innogy SEd	781,632	36,376,957
K+S AG Registered[c]	1,052,691	25,532,238
KION Group AG	393,500	31,497,199
Lanxess AG	510,086	39,860,589
Linde AG	1,032,707	223,045,829
MAN SE	208,974	23,097,990
Merck KGaA	714,738	76,510,736
METRO AGa	971,972	18,564,037
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	859,847	192,372,393
Osram Licht AG	485,670	37,160,511
ProSiebenSat.1 Media SE Registered	1,289,468	44,982,350
QIAGEN NVc	1,206,413	40,862,317
RTL Group SAa	219,519	16,287,357
RWE AGa	2,903,697	72,591,918
SAP SE	5,472,400	622,589,525
Siemens AG Registered	4,245,501	605,860,015
Symrise AG	688,327	53,572,700
Telefonica Deutschland Holding AG	4,056,439	20,617,567
thyssenkrupp AG	2,419,359	64,556,187
United Internet AG Registered[e]	696,057	44,038,434
Volkswagen AG	182,285	33,849,052
Vonovia SE	2,596,929	114,235,034
Zalando SEa,c,d	634,005	31,725,879

		7,473,630,256
HONG KONG — 3.38%
AIA Group Ltd.	67,342,000	506,674,793
ASM Pacific Technology Ltd.[c]	1,468,500	21,363,628
Bank of East Asia Ltd. (The)	6,639,840	29,106,428
BOC Hong Kong Holdings Ltd.	20,453,500	97,393,874
CK Asset Holdings Ltd.	14,730,184	121,118,371
CK Hutchison Holdings Ltd.	14,732,184	187,036,687
CK Infrastructure Holdings Ltd.	3,614,792	31,459,968
CLP Holdings Ltd.	9,415,000	95,757,421
First Pacific Co. Ltd./Hong Kong	11,930,250	9,083,248
Galaxy Entertainment Group Ltd.	13,225,000	90,010,959
Hang Lung Group Ltd.	5,537,000	19,446,000
Hang Lung Properties Ltd.	12,215,000	28,056,705
Hang Seng Bank Ltd.	4,073,500	96,436,136
Henderson Land Development Co. Ltd.	6,840,095	44,581,870
HK Electric Investments & HK Electric Investments Ltd.[d]	14,511,000	13,354,480
HKT Trust & HKT Ltd.	20,397,440	24,915,738

Security	Shares	Value
Hong Kong & China Gas Co. Ltd.	45,845,938	$86,852,132
Hong Kong Exchanges & Clearing Ltd.	6,385,200	177,762,239
Hongkong Land Holdings Ltd.	6,899,300	50,019,925
Hysan Development Co. Ltd.	3,438,797	16,617,017
Jardine Matheson Holdings Ltd.	1,184,000	75,847,040
Jardine Strategic Holdings Ltd.[c]	1,389,300	58,267,242
Kerry Properties Ltd.	3,341,500	15,033,281
Li & Fung Ltd.	32,110,400	16,174,969
Link REIT	12,271,258	103,101,972
Melco Resorts & Entertainment Ltd. ADR	1,389,297	35,121,428
MGM China Holdings Ltd.[c]	5,056,800	11,394,620
MTR Corp. Ltd.	8,186,000	47,425,876
New World Development Co. Ltd.	32,892,132	48,989,537
NWS Holdings Ltd.	7,932,000	16,043,344
PCCW Ltd.	23,217,000	12,796,162
Power Assets Holdings Ltd.	7,511,000	65,080,315
Sands China Ltd.	13,974,400	65,825,732
Shangri-La Asia Ltd.	7,248,666	14,419,659
Sino Land Co. Ltd.[c]	15,712,000	27,066,738
SJM Holdings Ltd.	12,306,000	10,568,100
Sun Hung Kai Properties Ltd.	7,856,000	128,486,452
Swire Pacific Ltd. Class A	2,901,000	28,650,061
Swire Properties Ltd.	6,669,055	22,524,238
Techtronic Industries Co. Ltd.	7,314,033	42,889,719
WH Group Ltd.[d]	45,471,000	46,043,336
Wharf Holdings Ltd. (The)	6,681,912	60,765,677
Wheelock & Co. Ltd.	4,060,000	28,257,325
Wynn Macau Ltd.	8,897,600	22,809,095
Yue Yuen Industrial Holdings Ltd.	3,868,500	14,825,829

		2,765,455,366
IRELAND — 0.44%
Bank of Ireland Group PLC[a]	5,181,609	40,612,327
CRH PLC	4,504,145	169,848,735
Irish Bank Resolution Corp. Ltd.[a,b]	3,570,811	42
Kerry Group PLC Class A	886,732	89,302,709
Paddy Power Betfair PLC	447,089	45,729,427
Ryanair Holdings PLC[a]	173,066	3,393,151
Ryanair Holdings PLC ADR[a]	104,168	11,678,274

		360,564,665
ISRAEL — 0.45%
Azrieli Group Ltd.	233,439	13,175,495
Bank Hapoalim BM	5,825,696	41,237,422
Bank Leumi Le-Israel BM	7,858,522	43,461,276
Bezeq The Israeli Telecommunication Corp. Ltd.	11,288,746	16,860,169
Check Point Software Technologies Ltd.[a,c]	737,246	86,781,227
Elbit Systems Ltd.	128,542	19,059,487
Frutarom Industries Ltd.[c]	211,227	17,393,753
Israel Chemicals Ltd.	2,822,191	11,768,148
Mizrahi Tefahot Bank Ltd.	755,431	13,632,305
Nice Ltd.	336,319	27,723,271
Taro Pharmaceutical Industries Ltd.[a,c]	81,243	9,133,338

318

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Teva Pharmaceutical Industries Ltd. ADR	5,050,895	$69,702,351

		369,928,242
ITALY — 2.35%
Assicurazioni Generali SpA	6,920,959	126,098,605
Atlantia SpA	2,533,997	82,655,429
CNH Industrial NV	5,654,930	72,267,181
Enel SpA	45,548,558	282,554,026
Eni SpA	14,149,041	231,420,255
EXOR NV	608,333	39,012,695
Ferrari NV	683,934	81,985,458
Fiat Chrysler Automobiles NVa	5,923,660	102,407,386
Intesa Sanpaolo SpA	74,872,472	251,724,655
Leonardo SpA	1,948,327	33,659,701
Luxottica Group SpA	947,599	54,356,301
Mediobanca SpA	3,166,947	34,716,639
Poste Italiane SpA[d]	3,018,986	22,068,971
Prysmian SpA	1,131,114	39,003,658
Recordati SpA	567,314	26,376,216
Saipem SpA[a,c]	3,354,014	14,097,388
Snam SpA	12,889,769	65,859,892
Telecom Italia SpA/Milano[a]	63,830,152	55,397,403
Tenaris SA	2,610,714	35,735,875
Terna Rete Elettrica Nazionale SpA	8,033,384	48,476,978
UniCredit SpA[a]	11,119,090	212,820,797
UnipolSai Assicurazioni SpA	6,082,243	13,859,255

		1,926,554,764
JAPAN — 23.62%
ABC-Mart Inc.	169,300	8,522,362
Acom Co. Ltd.[a,c]	2,419,570	10,007,902
Aeon Co. Ltd.	3,612,000	55,643,809
AEON Financial Service Co. Ltd.	589,290	12,586,525
Aeon Mall Co. Ltd.	589,210	10,448,457
Air Water Inc.	773,700	14,734,549
Aisin Seiki Co. Ltd.	1,034,700	53,178,280
Ajinomoto Co. Inc.	3,123,300	62,573,198
Alfresa Holdings Corp.	987,700	18,783,945
Alps Electric Co. Ltd.	1,130,300	34,268,094
Amada Holdings Co. Ltd.	1,835,800	22,634,479
ANA Holdings Inc.	589,200	22,535,098
Aozora Bank Ltd.	589,200	22,944,733
Asahi Glass Co. Ltd.	1,107,400	43,173,299
Asahi Group Holdings Ltd.	2,128,200	96,661,447
Asahi Kasei Corp.	6,683,000	80,515,946
Asics Corp.	888,600	13,505,344
Astellas Pharma Inc.	11,733,750	155,771,908
Bandai Namco Holdings Inc.	1,130,300	38,545,389
Bank of Kyoto Ltd. (The)	339,000	17,661,533
Benesse Holdings Inc.	392,800	13,256,957
Bridgestone Corp.	3,557,100	168,729,816
Brother Industries Ltd.	1,311,800	31,620,348
Calbee Inc.	400,700	13,453,054
Canon Inc.	5,995,500	223,874,914
Casio Computer Co. Ltd.	1,283,300	18,837,846
Central Japan Railway Co.	785,600	142,214,134
Chiba Bank Ltd. (The)	3,615,000	27,423,480

Security	Shares	Value
Chubu Electric Power Co. Inc.	3,596,600	$46,116,749
Chugai Pharmaceutical Co. Ltd.	1,230,700	58,486,139
Chugoku Bank Ltd. (The)	931,000	13,215,726
Chugoku Electric Power Co. Inc. (The)	1,590,300	17,648,229
Coca-Cola Bottlers Japan Inc.	670,000	23,290,504
Concordia Financial Group Ltd.	6,722,800	35,202,552
Credit Saison Co. Ltd.	773,700	15,483,532
CYBERDYNE Inc.[a,c]	773,700	10,199,794
Dai Nippon Printing Co. Ltd.	1,608,500	38,290,878
Dai-ichi Life Holdings Inc.	6,191,752	116,745,830
Daicel Corp.	1,618,500	20,026,498
Daiichi Sankyo Co. Ltd.	3,304,695	75,615,656
Daikin Industries Ltd.	1,374,800	150,873,502
Daito Trust Construction Co. Ltd.	386,700	67,501,492
Daiwa House Industry Co. Ltd.	3,142,500	114,493,972
Daiwa House REIT Investment Corp.	7,856	18,321,218
Daiwa Securities Group Inc.	8,965,000	55,677,202
DeNA Co. Ltd.	580,200	13,566,764
Denso Corp.	2,644,600	144,111,266
Dentsu Inc.	1,178,400	50,037,666
Disco Corp.	159,500	36,678,122
Don Quijote Holdings Co. Ltd.	610,500	25,439,739
East Japan Railway Co.	1,816,000	175,319,194
Eisai Co. Ltd.	1,374,800	76,186,884
Electric Power Development Co. Ltd.	785,600	19,669,383
FamilyMart UNY Holdings Co. Ltd.	436,500	24,738,713
FANUC Corp.	1,054,100	244,623,929
Fast Retailing Co. Ltd.	285,200	94,397,360
Fuji Electric Co. Ltd.	2,995,000	21,534,058
FUJIFILM Holdings Corp.	2,321,700	94,518,914
Fujitsu Ltd.	10,167,000	78,594,498
Fukuoka Financial Group Inc.	4,406,000	22,528,258
Hachijuni Bank Ltd. (The)	2,128,200	13,222,821
Hakuhodo DY Holdings Inc.	1,311,820	18,021,218
Hamamatsu Photonics KK	785,600	25,269,453
Hankyu Hanshin Holdings Inc.	1,301,600	50,458,048
Hikari Tsushin Inc.	123,100	15,881,774
Hino Motors Ltd.	1,442,900	18,425,133
Hirose Electric Co. Ltd.	169,570	25,354,170
Hiroshima Bank Ltd. (The)	1,016,000	8,530,001
Hisamitsu Pharmaceutical Co. Inc.	361,700	19,830,951
Hitachi Chemical Co. Ltd.	553,700	15,666,158
Hitachi Construction Machinery Co. Ltd.	589,200	20,040,993
Hitachi High-Technologies Corp.	361,700	15,008,497
Hitachi Ltd.	26,446,000	208,765,836
Hitachi Metals Ltd.	1,257,500	16,179,398
Honda Motor Co. Ltd.	9,672,300	299,881,307
Hoshizaki Corp.	246,200	23,205,157
Hoya Corp.	2,263,800	122,304,569
Hulic Co. Ltd.	1,692,600	17,353,507
Idemitsu Kosan Co. Ltd.	550,200	15,954,493
IHI Corp.	785,600	28,104,057
Iida Group Holdings Co. Ltd.	842,480	16,059,242
Inpex Corp.	5,365,243	56,872,615
Isetan Mitsukoshi Holdings Ltd.	1,835,800	19,839,500
Isuzu Motors Ltd.	3,215,800	46,653,580
ITOCHU Corp.	8,436,300	146,853,836

319

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
J Front Retailing Co. Ltd.	1,311,800	$19,256,203
Japan Airlines Co. Ltd.	667,300	22,726,841
Japan Airport Terminal Co. Ltd.	203,700	7,188,568
Japan Exchange Group Inc.	2,938,200	52,516,802
Japan Post Bank Co. Ltd.	2,184,600	27,511,772
Japan Post Holdings Co. Ltd.	8,735,900	100,559,335
Japan Prime Realty Investment Corp.	3,992	12,840,588
Japan Real Estate Investment Corp.	7,406	34,673,871
Japan Retail Fund Investment Corp.	13,542	24,002,102
Japan Tobacco Inc.	6,284,800	207,244,087
JFE Holdings Inc.	3,053,975	65,041,094
JGC Corp.	1,274,000	21,179,143
JSR Corp.	1,122,700	21,618,125
JTEKT Corp.	1,160,700	18,958,543
JXTG Holdings Inc.	17,798,550	91,350,122
Kajima Corp.	4,694,000	48,456,059
Kakaku.com Inc.	773,700	10,574,286
Kamigumi Co. Ltd.	575,500	13,699,969
Kaneka Corp.	1,176,000	9,645,622
Kansai Electric Power Co. Inc. (The)	4,078,000	55,537,314
Kansai Paint Co. Ltd.	1,230,800	31,487,597
Kao Corp.	2,749,600	165,416,401
Kawasaki Heavy Industries Ltd.	785,600	27,170,712
KDDI Corp.	10,083,300	268,343,740
Keihan Holdings Co. Ltd.	452,000	13,763,267
Keikyu Corp.	1,404,000	28,900,431
Keio Corp.	599,000	25,988,471
Keisei Electric Railway Co. Ltd.	815,300	24,466,893
Keyence Corp.	532,646	294,518,597
Kikkoman Corp.[c]	785,600	26,825,029
Kintetsu Group Holdings Co. Ltd.	982,000	37,593,065
Kirin Holdings Co. Ltd.	4,833,200	115,034,669
Kobe Steel Ltd.[a,c]	1,695,800	14,177,682
Koito Manufacturing Co. Ltd.	589,200	39,096,788
Komatsu Ltd.	5,106,400	166,138,879
Konami Holdings Corp.	530,300	25,667,957
Konica Minolta Inc.	2,649,500	23,037,103
Kose Corp.	169,300	20,456,649
Kubota Corp.	5,849,200	109,206,000
Kuraray Co. Ltd.	2,026,400	39,643,467
Kurita Water Industries Ltd.	550,200	17,382,892
Kyocera Corp.	1,767,600	117,337,031
Kyowa Hakko Kirin Co. Ltd.	1,500,400	27,570,494
Kyushu Electric Power Co. Inc.	2,327,600	26,424,395
Kyushu Financial Group Inc.	1,980,200	12,494,970
Kyushu Railway Co.	785,600	25,062,043
Lawson Inc.	331,700	21,601,514
LINE Corp.[a,c]	212,300	8,715,828
Lion Corp.	1,233,100	23,613,708
LIXIL Group Corp.	1,458,580	39,920,653
M3 Inc.	1,274,400	37,851,800
Mabuchi Motor Co. Ltd.	284,800	14,812,708
Makita Corp.	1,312,800	54,878,113
Marubeni Corp.	9,287,700	61,849,886
Marui Group Co. Ltd.	1,248,700	18,956,328
Maruichi Steel Tube Ltd.	203,100	6,166,461
Mazda Motor Corp.	3,289,200	46,951,354
McDonald’s Holdings Co. Japan Ltd.	361,700	15,501,883
Mebuki Financial Group Inc.	5,997,190	24,805,767
Medipal Holdings Corp.	1,160,700	21,430,508

Security	Shares	Value
MEIJI Holdings Co. Ltd.	642,104	$52,326,701
MINEBEA MITSUMI Inc.	2,321,700	42,130,999
Miraca Holdings Inc.	299,500	13,890,390
MISUMI Group Inc.	1,514,700	41,323,330
Mitsubishi Chemical Holdings Corp.	7,986,100	82,756,603
Mitsubishi Corp.	8,513,700	198,438,216
Mitsubishi Electric Corp.	10,835,700	184,186,874
Mitsubishi Estate Co. Ltd.	7,032,600	126,596,702
Mitsubishi Gas Chemical Co. Inc.	982,000	23,843,510
Mitsubishi Heavy Industries Ltd.	1,767,600	68,740,864
Mitsubishi Materials Corp.	641,900	24,234,366
Mitsubishi Motors Corp.	3,879,600	30,762,295
Mitsubishi Tanabe Pharma Corp.	1,221,500	26,810,006
Mitsubishi UFJ Financial Group Inc.	67,136,980	450,514,365
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,407,000	12,582,575
Mitsui & Co. Ltd.	9,613,400	142,893,889
Mitsui Chemicals Inc.	941,400	28,831,048
Mitsui Fudosan Co. Ltd.	5,028,000	116,197,553
Mitsui OSK Lines Ltd.	589,200	17,889,114
Mixi Inc.	223,300	10,847,628
Mizuho Financial Group Inc.	134,730,460	242,948,792
MS&AD Insurance Group Holdings Inc.	2,708,788	91,421,297
Murata Manufacturing Co. Ltd.	1,035,600	161,222,952
Nabtesco Corp.	593,900	23,467,491
Nagoya Railroad Co. Ltd.	1,100,400	24,636,254
NEC Corp.	1,374,800	37,506,644
Nexon Co. Ltd.[a]	1,090,300	29,169,339
NGK Insulators Ltd.	1,547,700	30,305,663
NGK Spark Plug Co. Ltd.	967,200	21,781,790
NH Foods Ltd.	896,000	25,705,888
Nidec Corp.	1,288,400	170,021,632
Nikon Corp.	1,883,000	35,512,356
Nintendo Co. Ltd.	618,400	238,369,445
Nippon Building Fund Inc.	7,737	37,312,998
Nippon Electric Glass Co. Ltd.	400,900	16,246,981
Nippon Express Co. Ltd.	469,700	29,637,851
Nippon Paint Holdings Co. Ltd.	858,900	30,083,798
Nippon Prologis REIT Inc.	7,944	16,694,774
Nippon Steel & Sumitomo Metal Corp.	4,197,435	99,773,580
Nippon Telegraph & Telephone Corp.	3,787,000	182,401,223
Nippon Yusen KKa,c	852,700	17,882,461
Nissan Chemical Industries Ltd.	745,900	27,668,472
Nissan Motor Co. Ltd.	13,010,000	125,772,111
Nisshin Seifun Group Inc.	1,202,597	21,050,475
Nissin Foods Holdings Co. Ltd.	361,700	22,695,776
Nitori Holdings Co. Ltd.	427,300	61,878,214
Nitto Denko Corp.	887,300	82,030,155
NOK Corp.	519,800	12,657,631
Nomura Holdings Inc.	20,507,500	117,092,898
Nomura Real Estate Holdings Inc.	666,200	14,575,140
Nomura Real Estate Master Fund Inc.	21,122	26,414,118
Nomura Research Institute Ltd.	670,057	28,216,340
NSK Ltd.	2,324,700	33,040,487
NTT Data Corp.	3,341,955	38,734,091
NTT DOCOMO Inc.	7,786,417	187,825,125
Obayashi Corp.	3,572,200	46,526,938
Obic Co. Ltd.	361,700	23,778,043

320

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Odakyu Electric Railway Co. Ltd.	1,741,200	$33,864,754
Oji Holdings Corp.	4,694,000	27,346,898
Olympus Corp.	1,571,200	57,936,531
Omron Corp.	1,069,000	59,456,834
Ono Pharmaceutical Co. Ltd.	2,423,700	55,404,037
Oracle Corp. Japan	196,400	16,506,380
Oriental Land Co. Ltd./Japan	1,178,400	93,894,514
ORIX Corp.	7,599,600	129,647,317
Osaka Gas Co. Ltd.	2,074,200	39,948,840
Otsuka Corp.	251,400	17,035,818
Otsuka Holdings Co. Ltd.	2,160,400	89,967,551
Panasonic Corp.	12,383,768	185,326,036
Park24 Co. Ltd.	589,200	13,580,171
Pola Orbis Holdings Inc.	472,400	14,966,470
Rakuten Inc.	5,417,700	57,643,222
Recruit Holdings Co. Ltd.	6,159,500	150,477,620
Renesas Electronics Corp.[a]	2,777,700	35,445,437
Resona Holdings Inc.	12,767,800	68,339,135
Ricoh Co. Ltd.	4,082,300	37,578,859
Rinnai Corp.	169,500	14,454,413
Rohm Co. Ltd.	550,200	50,647,646
Ryohin Keikaku Co. Ltd.	127,800	37,565,080
Sankyo Co. Ltd.	294,900	9,485,695
Santen Pharmaceutical Co. Ltd.	2,022,300	32,017,229
SBI Holdings Inc./Japan	1,232,880	19,302,064
Secom Co. Ltd.	1,130,300	85,317,109
Sega Sammy Holdings Inc.	1,121,438	15,682,170
Seibu Holdings Inc.	1,089,100	19,351,341
Seiko Epson Corp.	1,711,100	40,597,779
Sekisui Chemical Co. Ltd.	2,198,900	44,043,795
Sekisui House Ltd.	3,289,200	61,106,232
Seven & i Holdings Co. Ltd.	4,323,380	173,954,883
Seven Bank Ltd.	3,869,700	14,235,102
Sharp Corp./Japan[a,c]	815,800	25,738,300
Shimadzu Corp.	1,388,600	28,693,415
Shimamura Co. Ltd.	119,200	13,238,617
Shimano Inc.	419,400	57,098,636
Shimizu Corp.	2,995,000	35,029,086
Shin-Etsu Chemical Co. Ltd.	2,160,400	226,439,884
Shinsei Bank Ltd.	967,200	16,181,001
Shionogi & Co. Ltd.	1,623,300	86,957,908
Shiseido Co. Ltd.	2,014,000	82,825,152
Shizuoka Bank Ltd. (The)	3,158,000	30,487,776
Showa Shell Sekiyu KK	1,124,500	13,181,677
SMC Corp./Japan	305,200	116,138,766
SoftBank Group Corp.	4,620,700	404,489,157
Sohgo Security Services Co. Ltd.	392,800	18,805,175
Sompo Holdings Inc.	1,934,750	77,284,434
Sony Corp.	7,070,400	274,590,119
Sony Financial Holdings Inc.	931,000	15,305,007
Stanley Electric Co. Ltd.	824,600	30,224,932
Start Today Co. Ltd.	1,160,700	31,563,522
Subaru Corp.	3,564,000	121,946,951
Sumitomo Chemical Co. Ltd.	8,288,000	57,913,157
Sumitomo Corp.	6,663,100	95,786,094
Sumitomo Dainippon Pharma Co. Ltd.	931,000	13,248,499
Sumitomo Electric Industries Ltd.	4,271,700	72,235,075
Sumitomo Heavy Industries Ltd.	593,800	24,769,973
Sumitomo Metal Mining Co. Ltd.	1,303,000	51,097,140
Sumitomo Mitsui Financial Group Inc.	7,463,200	296,675,829

Security	Shares	Value
Sumitomo Mitsui Trust Holdings Inc.	1,810,160	$70,810,184
Sumitomo Realty & Development Co. Ltd.	1,964,000	65,074,892
Sumitomo Rubber Industries Ltd.	931,000	17,566,347
Sundrug Co. Ltd.	392,800	17,059,474
Suntory Beverage & Food Ltd.	740,600	33,826,577
Suruga Bank Ltd.	931,000	21,040,289
Suzuken Co. Ltd./Aichi Japan	402,924	14,449,664
Suzuki Motor Corp.	1,939,300	105,387,464
Sysmex Corp.	828,600	56,367,843
T&D Holdings Inc.	3,130,900	48,177,230
Taiheiyo Cement Corp.	740,600	29,459,755
Taisei Corp.	1,107,400	61,105,324
Taisho Pharmaceutical Holdings Co. Ltd.	193,200	14,639,197
Taiyo Nippon Sanso Corp.	784,100	9,336,331
Takashimaya Co. Ltd.	1,695,000	15,483,675
Takeda Pharmaceutical Co. Ltd.	3,928,000	221,064,508
TDK Corp.	664,000	50,663,381
Teijin Ltd.	1,126,200	23,717,298
Terumo Corp.	1,781,300	73,757,076
THK Co. Ltd.	593,200	21,508,264
Tobu Railway Co. Ltd.	1,100,400	32,151,087
Toho Co. Ltd./Tokyo	589,200	19,444,689
Toho Gas Co. Ltd.	392,800	10,940,878
Tohoku Electric Power Co. Inc.	2,454,200	32,008,487
Tokio Marine Holdings Inc.	3,731,600	159,437,807
Tokyo Electric Power Co. Holdings Inc.[a]	8,513,700	34,765,087
Tokyo Electron Ltd.	865,000	150,383,481
Tokyo Gas Co. Ltd.	2,242,800	55,670,311
Tokyo Tatemono Co. Ltd.	1,174,600	16,342,890
Tokyu Corp.	3,054,000	45,959,166
Tokyu Fudosan Holdings Corp.	2,771,400	18,048,367
Toppan Printing Co. Ltd.	2,960,000	29,904,779
Toray Industries Inc.	8,465,500	85,191,404
Toshiba Corp.[a]	21,946,000	63,541,618
Tosoh Corp.	1,625,000	34,865,352
TOTO Ltd.	811,900	39,512,514
Toyo Seikan Group Holdings Ltd.	852,700	14,955,831
Toyo Suisan Kaisha Ltd.	409,500	15,694,557
Toyoda Gosei Co. Ltd.	299,500	7,243,034
Toyota Industries Corp.	890,700	54,164,719
Toyota Motor Corp.	14,533,664	894,044,806
Toyota Tsusho Corp.	1,213,500	43,785,532
Trend Micro Inc./Japan	589,200	31,370,765
Tsuruha Holdings Inc.	196,400	24,249,688
Unicharm Corp.	2,356,800	53,356,226
United Urban Investment Corp.	17,227	24,757,274
USS Co. Ltd.	1,221,580	24,511,154
West Japan Railway Co.	892,000	62,588,366
Yahoo Japan Corp.	8,314,422	37,097,703
Yakult Honsha Co. Ltd.	452,300	37,177,524
Yamada Denki Co. Ltd.	3,599,850	19,071,633
Yamaguchi Financial Group Inc.	1,370,000	16,493,532
Yamaha Corp.	931,000	36,378,069
Yamaha Motor Co. Ltd.	1,636,400	48,531,796
Yamato Holdings Co. Ltd.	2,028,000	41,254,264
Yamazaki Baking Co. Ltd.	967,200	17,364,147
Yaskawa Electric Corp.	1,374,800	48,879,627

321

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Yokogawa Electric Corp.	1,311,800	$24,682,112
Yokohama Rubber Co. Ltd. (The)	715,500	15,930,784

		19,321,993,888
NETHERLANDS — 3.73%
ABN AMRO Group NVd	2,348,783	72,550,729
Aegon NV	9,754,897	57,592,582
AerCap Holdings NVa	842,169	44,331,776
Akzo Nobel NV	1,404,933	127,235,238
Altice NV Class Aa,c	2,655,773	50,104,780
Altice NV Class Ba	487,332	9,191,344
ArcelorMittal[a]	3,697,620	106,030,149
ASML Holding NV	2,076,323	374,432,146
Boskalis Westminster	500,706	17,907,231
Gemalto NV	457,052	18,092,403
Heineken Holding NV	562,516	52,227,647
Heineken NV	1,438,990	140,243,548
ING Groep NV	21,565,182	398,440,582
Koninklijke Ahold Delhaize NV	7,063,366	132,930,895
Koninklijke DSM NV	1,010,493	86,216,205
Koninklijke KPN NV	18,864,003	65,135,734
Koninklijke Philips NV	5,179,670	210,920,433
Koninklijke Vopak NV	405,273	17,551,163
NN Group NV	1,718,069	71,972,658
NXP Semiconductors NVa	1,925,079	225,330,497
Randstad Holding NV	660,609	40,649,025
RELX NV	5,395,831	121,883,075
Unilever NV CVA	9,032,196	525,103,204
Wolters Kluwer NV	1,683,440	82,524,068

		3,048,597,112
NEW ZEALAND — 0.14%
Auckland International Airport Ltd.	5,185,256	22,129,961
Contact Energy Ltd.	3,984,338	15,694,462
Fletcher Building Ltd.	3,884,667	19,586,373
Mercury NZ Ltd.	3,789,213	8,540,186
Meridian Energy Ltd.	6,916,947	13,504,600
Ryman Healthcare Ltd.	2,089,477	13,311,989
Spark New Zealand Ltd.	10,152,217	25,593,585

		118,361,156
NORWAY — 0.68%
DNB ASA	5,434,769	104,618,257
Gjensidige Forsikring ASA	1,128,934	21,207,440
Marine Harvest ASA	2,220,765	43,292,147
Norsk Hydro ASA	7,455,490	57,543,382
Orkla ASA	4,585,362	44,806,181
Schibsted ASA[c]	468,642	12,062,725
Schibsted ASA Class B	435,706	10,197,839
Statoil ASA	6,369,703	128,765,797
Telenor ASA	4,184,906	88,742,369
Yara International ASA	993,373	47,083,202

		558,319,339

Security	Shares	Value
PORTUGAL — 0.15%
EDP — Energias de Portugal SA	13,219,631	$47,170,837
Galp Energia SGPS SA	2,783,312	51,749,009
Jeronimo Martins SGPS SA	1,541,592	28,015,688

		126,935,534
SINGAPORE — 1.30%
Ascendas REIT	13,928,556	28,012,510
CapitaLand Commercial Trust	13,988,152	17,813,743
CapitaLand Ltd.	14,509,000	39,083,991
CapitaLand Mall Trust	14,315,500	21,225,272
City Developments Ltd.	2,457,300	23,339,300
ComfortDelGro Corp. Ltd.	12,065,300	17,888,950
DBS Group Holdings Ltd.	9,775,700	163,454,526
Genting Singapore PLC	33,861,600	30,322,337
Global Logistic Properties Ltd.	15,095,300	36,785,376
Golden Agri-Resources Ltd.	38,585,394	11,187,045
Hutchison Port Holdings Trust[c]	29,312,200	12,604,246
Jardine Cycle & Carriage Ltd.	608,654	17,597,535
Keppel Corp. Ltd.	8,169,500	44,973,026
Oversea-Chinese Banking Corp. Ltd.	17,513,598	152,974,028
SATS Ltd.	3,808,300	13,137,852
SembCorp Industries Ltd.	5,554,300	13,453,604
Singapore Airlines Ltd.	3,218,900	24,264,609
Singapore Exchange Ltd.	4,450,200	25,053,607
Singapore Press Holdings Ltd.[c]	6,794,750	13,465,814
Singapore Technologies Engineering Ltd.	8,933,700	22,819,492
Singapore Telecommunications Ltd.	45,661,985	125,684,413
StarHub Ltd.[c]	3,210,100	6,196,831
Suntec REIT	13,518,600	19,349,141
United Overseas Bank Ltd.	7,203,400	130,173,009
UOL Group Ltd.	2,644,600	17,547,845
Wilmar International Ltd.	9,041,800	22,498,313
Yangzijiang Shipbuilding Holdings Ltd.	12,884,700	14,895,334

		1,065,801,749
SPAIN — 3.40%
Abertis Infraestructuras SA	3,966,024	85,797,473
ACS Actividades de Construccion y Servicios SA	1,376,093	54,272,254
Aena SME SAd	387,389	71,077,984
Amadeus IT Group SA	2,480,463	168,320,084
Banco Bilbao Vizcaya Argentaria SA	37,094,262	324,658,950
Banco de Sabadell SA	29,928,155	59,932,594
Banco Santander SA	89,160,184	604,818,409
Bankia SA	5,702,655	27,230,917
Bankinter SA	3,860,052	36,437,305
CaixaBank SA	20,102,524	94,095,267
Distribuidora Internacional de Alimentacion SA	3,478,072	17,017,475
Enagas SA	1,074,479	30,954,893
Endesa SA	1,814,723	41,541,307
Ferrovial SA	2,767,511	60,127,818
Gas Natural SDG SA	2,010,192	43,018,370
Grifols SA	1,692,435	52,986,804

322

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Iberdrola SA	32,103,359	$259,472,912
Industria de Diseno Textil SA	6,071,438	227,005,406
International Consolidated Airlines Group SA	3,577,592	30,215,937
Mapfre SA	6,131,094	20,063,051
Red Electrica Corp. SA	2,403,528	53,227,805
Repsol SA	7,007,563	131,309,253
Siemens Gamesa Renewable Energy SA	1,372,832	19,911,043
Telefonica SA	25,189,659	264,278,289

		2,777,771,600
SWEDEN — 2.86%
Alfa Laval AB	1,695,871	42,964,982
Assa Abloy AB Class B	5,573,663	117,640,920
Atlas Copco AB Class A	3,727,861	163,509,706
Atlas Copco AB Class B	2,177,591	86,486,659
Boliden AB	1,536,680	53,781,414
Electrolux AB Class B	1,329,786	47,016,968
Essity AB Class Ba	3,379,865	101,051,173
Getinge AB Class B	1,256,152	24,727,520
Hennes & Mauritz AB Class B	5,239,874	131,563,286
Hexagon AB Class B	1,453,515	74,535,224
Husqvarna AB Class B	2,263,562	22,117,032
ICA Gruppen ABc	443,754	16,368,193
Industrivarden AB Class C	890,624	22,893,796
Investor AB Class B	2,521,529	124,965,047
Kinnevik AB Class B	1,304,809	42,814,094
L E Lundbergforetagen AB Class B	213,146	16,638,108
Lundin Petroleum ABa	1,084,662	25,510,637
Millicom International Cellular SA SDR	358,740	22,946,710
Nordea Bank AB	16,820,824	203,333,499
Sandvik AB	6,299,594	115,053,862
Securitas AB Class B	1,736,337	30,467,511
Skandinaviska Enskilda Banken AB Class A	8,382,042	103,326,254
Skanska AB Class B	1,891,343	41,501,196
SKF AB Class B	2,141,718	49,809,180
Svenska Handelsbanken AB Class A	8,466,823	121,362,044
Swedbank AB Class A	4,995,091	123,985,273
Swedish Match AB	1,041,781	39,248,158
Tele2 AB Class B	2,005,413	25,511,417
Telefonaktiebolaget LM Ericsson Class B	17,077,945	107,504,683
Telia Co. AB	14,310,036	66,235,922
Volvo AB Class B	8,625,571	170,928,860

		2,335,799,328
SWITZERLAND — 7.92%
ABB Ltd. Registered	11,079,015	289,868,290
Adecco Group AG Registered	910,872	72,326,965
Baloise Holding AG Registered	279,613	44,124,323
Barry Callebaut AG Registered	12,682	19,809,264
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5,802	33,614,115
Chocoladefabriken Lindt & Spruengli AG Registered	495	34,393,760
Cie. Financiere Richemont SA Class A Registered	2,898,961	267,560,606
Credit Suisse Group AG Registered	13,463,752	212,464,706
Dufry AG Registered[a]	192,648	28,700,068
EMS-Chemie Holding AG Registered	46,644	30,603,106
Geberit AG Registered	208,688	94,546,048
Givaudan SA Registered	53,118	118,726,830

Security	Shares	Value
Julius Baer Group Ltd.	1,245,393	$73,714,072
Kuehne + Nagel International AG Registered	308,255	53,870,406
LafargeHolcim Ltd. Registered	2,522,820	142,617,282
Lonza Group AG Registered	416,482	110,722,041
Nestle SA Registered	17,275,252	1,454,046,592
Novartis AG Registered	12,341,235	1,017,706,177
Pargesa Holding SA Bearer	199,897	16,755,010
Partners Group Holding AG	100,810	67,860,664
Roche Holding AG	3,897,828	901,333,622
Schindler Holding AG Participation Certificates	249,609	56,617,772
Schindler Holding AG Registered	94,540	20,894,023
SGS SA Registered	30,254	74,785,169
Sika AG Bearer	11,887	88,067,310
Sonova Holding AG Registered	294,861	53,274,946
Straumann Holding AG Registered	53,867	37,638,810
Swatch Group AG (The) Bearer	176,811	69,355,037
Swatch Group AG (The) Registered	282,006	21,274,931
Swiss Life Holding AG Registered	179,341	62,395,123
Swiss Prime Site AG Registered	384,725	32,864,500
Swiss Re AG	1,793,650	168,874,451
Swisscom AG Registered	146,069	73,855,112
UBS Group AG	20,298,062	345,767,549
Vifor Pharma AGc	267,289	34,403,269
Zurich Insurance Group AG	836,955	255,670,944

		6,481,102,893
UNITED KINGDOM — 17.58%
3i Group PLC	5,389,661	68,780,732
Admiral Group PLC	1,181,363	30,183,555
Anglo American PLC	7,407,374	139,680,111
Antofagasta PLC	2,194,898	27,820,968
Ashtead Group PLC	2,760,517	71,117,112
Associated British Foods PLC	1,977,052	87,479,248
AstraZeneca PLC	7,029,316	469,716,325
Auto Trader Group PLC[d]	5,415,291	24,629,995
Aviva PLC	22,439,859	150,485,084
Babcock International Group PLC	1,399,915	15,095,227
BAE Systems PLC	17,655,094	139,146,636
Barclays PLC	94,431,536	233,182,090
Barratt Developments PLC	5,570,307	48,413,974
Berkeley Group Holdings PLC	729,492	36,240,167
BHP Billiton PLC	11,719,609	212,046,734
BP PLC	109,172,123	739,663,459
British American Tobacco PLC	12,764,317	825,653,194
British Land Co. PLC (The)	5,395,811	43,063,880
BT Group PLC	47,033,251	162,577,755
Bunzl PLC	1,875,961	58,418,259
Burberry Group PLC	2,477,054	62,564,495
Capita PLC	3,681,861	25,620,089
Carnival PLC	1,053,071	69,375,933
Centrica PLC	30,598,271	68,994,826
Cobham PLC[a]	13,130,228	24,236,451
Coca-Cola European Partners PLC	1,205,533	49,455,438
Coca-Cola HBC AG	1,014,061	34,271,556
Compass Group PLC	8,774,165	192,601,917
ConvaTec Group PLC[d]	7,003,696	18,219,803

323

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Croda International PLC	732,950	$40,723,770
DCC PLC	494,683	46,903,705
Diageo PLC	13,986,439	477,705,316
Direct Line Insurance Group PLC	7,579,498	37,412,347
Dixons Carphone PLC	5,374,610	12,375,935
easyJet PLC	879,649	15,641,268
Experian PLC	5,258,256	110,745,698
Ferguson PLC	1,404,059	98,167,038
Fresnillo PLC	1,235,726	21,365,601
G4S PLC	8,566,656	31,966,832
GKN PLC	9,431,183	39,701,543
GlaxoSmithKline PLC	27,272,020	491,630,818
Glencore PLC	67,886,076	327,242,186
Hammerson PLC	4,353,146	30,291,200
Hargreaves Lansdown PLC	1,509,802	31,718,192
Hikma Pharmaceuticals PLC[c]	788,622	12,190,003
HSBC Holdings PLC	111,435,246	1,086,620,912
IMI PLC	1,503,766	24,402,449
Imperial Brands PLC	5,325,229	217,134,756
Inmarsat PLC	2,475,118	20,411,243
InterContinental Hotels Group PLC	988,547	54,767,583
Intertek Group PLC	896,651	64,595,927
Intu Properties PLC[c]	5,258,522	15,083,405
Investec PLC	3,598,651	24,634,874
ITV PLC	20,033,520	43,762,802
J Sainsbury PLC	8,913,278	28,703,255
John Wood Group PLC	3,751,400	35,444,612
Johnson Matthey PLC	1,080,521	48,513,246
Kingfisher PLC	12,369,938	51,349,764
Land Securities Group PLC	4,087,130	52,429,719
Legal & General Group PLC	32,909,270	116,684,042
Lloyds Banking Group PLC	396,983,118	360,007,133
London Stock Exchange Group PLC	1,754,412	87,622,750
Marks & Spencer Group PLC	8,881,677	40,584,631
Mediclinic International PLC[c]	2,016,501	15,584,877
Meggitt PLC	4,292,657	29,556,765
Merlin Entertainments PLC[d]	3,870,689	19,470,639
Micro Focus International PLC	2,434,515	85,510,626
Mondi PLC	2,026,502	49,004,836
National Grid PLC	19,194,036	230,927,927
Next PLC	805,854	52,661,313
Old Mutual PLC	27,179,634	68,938,039
Pearson PLC	4,555,131	42,554,641
Persimmon PLC	1,707,328	63,528,273
Provident Financial PLC[c]	816,053	10,094,462
Prudential PLC	14,331,067	352,453,204
Randgold Resources Ltd.	521,006	51,163,808
Reckitt Benckiser Group PLC	3,705,027	331,368,278
RELX PLC	6,046,783	139,156,950
Rio Tinto PLC	6,875,982	324,012,298
Rolls-Royce Holdings PLC	9,197,335	118,838,401
Rolls-Royce Holdings PLC New[a]	423,077,410	561,826
Royal Bank of Scotland Group PLC[a]	19,704,819	73,921,855
Royal Dutch Shell PLC Class A ADR	24,821,646	779,714,273
Royal Dutch Shell PLC Class B	20,856,148	670,657,102
Royal Mail PLC	5,027,926	24,998,081
RSA Insurance Group PLC	5,625,287	46,986,953
Sage Group PLC (The)	6,047,968	59,874,112
Schroders PLC	739,489	34,301,433
Segro PLC	5,444,964	39,262,396

Security	Shares	Value
Severn Trent PLC	1,324,893	$37,140,778
Shire PLC	5,021,382	248,121,779
Sky PLC[a]	5,779,356	72,372,420
Smith & Nephew PLC	4,894,768	92,365,151
Smiths Group PLC	2,200,650	45,910,193
SSE PLC	5,671,039	104,076,489
St. James’s Place PLC	2,882,361	45,051,244
Standard Chartered PLC[a]	18,274,949	182,108,809
Standard Life Aberdeen PLC	14,823,561	84,605,951
Tate & Lyle PLC	2,569,620	22,060,705
Taylor Wimpey PLC	18,038,656	47,789,120
Tesco PLC	45,203,600	108,891,069
Travis Perkins PLC	1,374,132	27,736,649
TUI AG	2,432,483	43,930,958
Unilever PLC	7,140,362	404,836,072
United Utilities Group PLC	3,812,254	42,170,503
Vodafone Group PLC	148,020,845	423,792,816
Weir Group PLC (The)	1,190,699	30,880,632
Whitbread PLC	1,015,997	49,825,732
Wm Morrison Supermarkets PLC	12,063,303	35,915,656
Worldpay Group PLC[d]	11,199,654	60,382,709
WPP PLC	7,130,526	126,316,287

		14,378,654,658

TOTAL COMMON STOCKS (Cost: $69,876,998,178)		80,725,183,905

PREFERRED STOCKS — 0.60%

GERMANY — 0.55%
Bayerische Motoren Werke AG, Preference Shares	300,492	26,226,355
Fuchs Petrolub SE, Preference Shares	397,023	22,290,762
Henkel AG & Co. KGaA, Preference Shares	986,739	138,514,933
Porsche Automobil Holding SE, Preference Shares	839,785	60,958,339
Schaeffler AG, Preference Shares	897,347	14,201,274
Volkswagen AG, Preference Shares	1,020,505	185,339,722

		447,531,385
ITALY — 0.05%
Intesa Sanpaolo SpA, Preference Shares	6,275,330	19,796,685
Telecom Italia SpA/Milano, Preference Shares	32,915,962	23,409,896

		43,206,581

TOTAL PREFERRED STOCKS (Cost: $425,258,457)		490,737,966

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Standander SA (Expires 11/01/17)[a]	89,160,184	4,258,553

324

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2017

Security	Shares	Value
Ferrovial SA (Expires 11/13/17)[a]	2,767,511	$1,331,517

		5,590,070

TOTAL RIGHTS (Cost: $5,490,366)		5,590,070

SHORT-TERM INVESTMENTS — 0.55%

MONEY MARKET FUNDS — 0.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[f,g,h]	437,822,965	437,910,529
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[f,g]	13,031,639	13,031,639

		450,942,168

TOTAL SHORT-TERM INVESTMENTS (Cost: $450,920,079)		450,942,168

TOTAL INVESTMENTS IN SECURITIES — 99.84% (Cost: $70,758,667,080)		81,672,454,109
Other Assets, Less Liabilities — 0.16%		127,236,981

NET ASSETS — 100.00%		$81,799,691,090

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Schedule 1.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.

325

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	399,323,307	38,499,658	[a]	—	437,822,965	$437,910,529	$(5,524)	$(34,796)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,858,964	—		(1,827,325)[a]	13,031,639	13,031,639	—	—	52,104

						$450,942,168	$(5,524)	$(34,796)	$52,104

[a]	Net of shares purchased and sold.

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
ASX SPI 200 Index	530	Dec 2017	$59,819	$2,010,598
Euro STOXX 50	5,064	Dec 2017	216,976	11,124,904
FTSE 100 Index	1,382	Dec 2017	137,046	2,132,152
TOPIX Index	928	Dec 2017	143,982	12,958,251

Total				$28,225,905

326

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$80,724,621,652	$561,826	$427	$80,725,183,905
Preferred stocks	490,737,966	—	—	490,737,966
Rights	5,590,070	—	—	5,590,070
Money market funds	450,942,168	—	—	450,942,168

Total	$81,671,891,856	$561,826	$427	$81,672,454,109

Derivative financial instruments[a]:
Assets:
Futures contracts	$28,225,905	$—	$—	$28,225,905

Total	$28,225,905	$—	$—	$28,225,905

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

327

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.80%

AUSTRALIA — 6.89%
AGL Energy Ltd.	302,282	$5,856,948
Alumina Ltd.	1,100,726	1,974,917
Amcor Ltd./Australia	338,523	4,111,470
APA Group	501,068	3,288,700
Aristocrat Leisure Ltd.	246,597	4,452,793
ASX Ltd.	85,218	3,527,102
Aurizon Holdings Ltd.	922,555	3,664,172
BHP Billiton Ltd.	1,445,459	29,414,434
BlueScope Steel Ltd.	256,516	2,525,418
Brambles Ltd.	713,199	5,173,157
Caltex Australia Ltd.	78,864	2,071,667
Challenger Ltd./Australia	262,214	2,674,000
CIMIC Group Ltd.	45,152	1,673,891
Coca-Cola Amatil Ltd.	128,791	804,817
Cochlear Ltd.	25,881	3,491,002
Commonwealth Bank of Australia	388,466	23,122,586
Computershare Ltd.	213,142	2,546,187
Crown Resorts Ltd.	179,465	1,597,592
CSL Ltd.	205,623	21,903,904
Domino’s Pizza Enterprises Ltd.[a]	27,753	991,417
Flight Centre Travel Group Ltd.	26,419	948,017
Goodman Group	812,656	5,209,150
Healthscope Ltd.	780,244	1,172,574
Incitec Pivot Ltd.	755,812	2,213,762
Insurance Australia Group Ltd.	1,068,604	5,374,950
James Hardie Industries PLC	196,568	2,997,791
Medibank Pvt Ltd.	1,238,352	2,914,985
Newcrest Mining Ltd.	346,188	5,948,503
Oil Search Ltd.	616,549	3,488,814
Orica Ltd.	58,106	929,817
Origin Energy Ltd.[b]	796,396	4,848,455
Qantas Airways Ltd.	236,327	1,114,403
Ramsay Health Care Ltd.	63,613	3,263,553
REA Group Ltd.	23,697	1,313,304
Santos Ltd.[b]	838,075	2,891,673
Seek Ltd.	148,541	2,092,229
Sonic Healthcare Ltd.	177,646	2,965,293
Sydney Airport	495,736	2,702,551
Tatts Group Ltd.	197,236	630,632
TPG Telecom Ltd.	165,216	684,069
Transurban Group	924,457	8,598,077
Treasury Wine Estates Ltd.	331,866	3,982,272
Wesfarmers Ltd.	508,540	16,298,784
Westfield Corp.	893,147	5,321,055
Woodside Petroleum Ltd.	343,027	8,082,481
Woolworths Ltd.	375,910	7,459,367

		228,312,735
AUSTRIA — 0.06%
Andritz AG	33,676	1,904,266

		1,904,266

Security	Shares	Value
BELGIUM — 1.70%
Ageas	29,703	$1,441,021
Anheuser-Busch InBev SA/NV	342,295	41,889,374
Colruyt SA	26,817	1,371,769
Groupe Bruxelles Lambert SA	17,737	1,904,689
Telenet Group Holding NVb	23,697	1,639,233
UCB SA	56,858	4,139,133
Umicore SA	86,762	3,878,186

		56,263,405
DENMARK — 3.02%
AP Moller — Maersk A/S Class A	586	1,086,205
AP Moller — Maersk A/S Class B	2,940	5,647,473
Carlsberg A/S Class B	48,355	5,522,414
Chr Hansen Holding A/S	44,654	3,907,819
Coloplast A/S Class B	54,161	4,765,246
DSV A/S	86,367	6,679,394
Genmab A/Sb	25,506	5,151,033
H Lundbeck A/S	30,987	1,841,484
ISS A/S	74,835	3,167,917
Novo Nordisk A/S Class B	840,655	41,824,811
Novozymes A/S Class B	103,742	5,729,879
Pandora A/S	48,219	4,551,953
Vestas Wind Systems A/S	97,213	8,575,917
William Demant Holding A/Sb	53,842	1,553,491

		100,005,036
FINLAND — 0.52%
Elisa OYJ	32,012	1,289,944
Kone OYJ Class B	152,794	8,271,537
Metso OYJ	18,814	684,041
Nokian Renkaat OYJ	18,502	848,577
Orion OYJ Class B	46,211	1,894,939
Wartsila OYJ Abp	67,574	4,353,234

		17,342,272
FRANCE — 10.55%
Accor SA	44,071	2,199,171
Aeroports de Paris	13,302	2,240,745
Air Liquide SA	192,375	24,494,921
Airbus SE	262,269	26,810,280
Alstom SA	68,920	2,789,217
Arkema SA	30,561	3,861,041
Atos SE	42,279	6,570,339
Bollore SA	137,638	665,417
Bouygues SA	47,919	2,300,755
Bureau Veritas SA	119,228	3,193,883
Capgemini SE	72,968	8,870,174
Cie. de Saint-Gobain	226,070	13,262,821
Danone SA	266,318	21,760,734
Dassault Aviation SA	1,105	1,723,654
Dassault Systemes SE	57,794	6,138,213
Edenred	99,447	2,867,307
Eiffage SA	32,923	3,439,939
Essilor International SA	93,559	11,847,382

328

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2017

Security	Shares	Value
Eurazeo SA	9,043	$840,770
Eurofins Scientific SE	4,882	3,054,072
Groupe Eurotunnel SE Registered	210,183	2,641,960
Hermes International	14,163	7,351,212
Iliad SA	11,846	2,958,029
Ingenico Group SA	26,168	2,540,571
Ipsen SA	16,846	2,037,049
JCDecaux SA	33,364	1,276,794
Kering	34,300	15,723,387
Klepierre SA	34,497	1,372,195
L’Oreal SA	113,617	25,287,018
Legrand SA	120,892	8,980,928
LVMH Moet Hennessy Louis Vuitton SE	125,777	37,524,772
Pernod Ricard SA	95,526	14,327,687
Peugeot SA	220,370	5,228,103
Remy Cointreau SA	9,771	1,269,174
Rexel SA	135,644	2,421,633
Safran SA	141,379	14,893,772
Schneider Electric SE	89,084	7,830,080
SEB SA	10,187	1,898,775
Societe BIC SA	12,886	1,361,097
Sodexo SA	41,991	5,344,227
STMicroelectronics NV	290,678	6,840,231
Suez	164,869	2,900,168
Thales SA	47,607	4,962,540
Valeo SA	108,009	7,310,437
Veolia Environnement SA	215,279	5,101,053
Vivendi SA	302,214	7,507,769
Wendel SA	8,224	1,387,263
Zodiac Aerospace	92,206	2,637,047

		349,845,806
GERMANY — 9.51%
adidas AG	85,033	18,925,258
Axel Springer SE	13,926	939,317
Bayer AG Registered	373,085	48,547,650
Beiersdorf AG	45,527	5,107,432
Brenntag AG	69,437	3,932,498
Commerzbank AGb	482,017	6,606,349
Continental AG	48,953	12,426,356
Covestro AGc	50,022	4,799,374
Deutsche Boerse AG	87,347	9,023,623
Deutsche Post AG Registered	437,644	20,046,647
Deutsche Telekom AG Registered	516,852	9,416,949
Deutsche Wohnen SE Bearer	160,392	6,832,121
Fraport AG Frankfurt Airport Services Worldwide	12,476	1,183,933
Fresenius Medical Care AG & Co. KGaA	97,294	9,409,706
Fresenius SE & Co. KGaA	187,642	15,675,342
GEA Group AG	83,379	4,020,794
HeidelbergCement AG	66,936	6,820,656
Henkel AG & Co. KGaA	47,404	5,975,159
HOCHTIEF AGa	8,743	1,543,051
HUGO BOSS AG	28,277	2,531,209
Infineon Technologies AG	515,193	14,107,091
KION Group AG	31,933	2,556,036
Lanxess AG	41,256	3,223,943

Security	Shares	Value
Linde AGa	83,990	$18,140,304
MAN SE	10,816	1,195,497
Merck KGaA	56,948	6,096,127
Osram Licht AG	44,787	3,426,828
ProSiebenSat.1 Media SE Registered	104,360	3,640,539
QIAGEN NV	98,266	3,328,360
SAP SE	443,140	50,415,599
Symrise AG	55,402	4,311,954
thyssenkrupp AG	196,179	5,234,679
United Internet AG Registered[d]	55,298	3,498,618
Zalando SEa,b,c	49,840	2,494,015

		315,433,014
HONG KONG — 3.52%
AIA Group Ltd.	5,446,800	40,981,204
ASM Pacific Technology Ltd.	113,900	1,657,009
Bank of East Asia Ltd. (The)	539,800	2,366,269
CK Asset Holdings Ltd.	594,500	4,888,253
Galaxy Entertainment Group Ltd.	1,050,000	7,146,428
Hong Kong & China Gas Co. Ltd.	3,780,241	7,161,419
Hong Kong Exchanges & Clearing Ltd.	519,500	14,462,739
Hongkong Land Holdings Ltd.	273,800	1,985,050
Jardine Strategic Holdings Ltd.	98,900	4,147,866
Link REIT	997,500	8,380,903
Melco Resorts & Entertainment Ltd. ADR	110,811	2,801,302
MGM China Holdings Ltd.[a]	414,000	932,877
MTR Corp. Ltd.	673,500	3,901,946
Sands China Ltd.	1,079,600	5,085,403
Shangri-La Asia Ltd.	406,666	808,974
Techtronic Industries Co. Ltd.	621,500	3,644,496
WH Group Ltd.[c]	3,637,500	3,683,285
Wheelock & Co. Ltd.	126,000	876,952
Wynn Macau Ltd.	705,200	1,807,788

		116,720,163
IRELAND — 0.81%
Bank of Ireland Group PLC[b]	144,312	1,131,086
CRH PLC	376,943	14,214,305
Kerry Group PLC Class A	71,205	7,171,050
Paddy Power Betfair PLC	35,781	3,659,774
Ryanair Holdings PLC ADR[b]	5,947	666,718

		26,842,933
ISRAEL — 0.51%
Azrieli Group Ltd.	12,366	697,947
Bank Leumi Le-Israel BM	423,315	2,341,129
Check Point Software Technologies Ltd.[a,b]	59,463	6,999,390
Elbit Systems Ltd.	10,598	1,571,412
Frutarom Industries Ltd.	17,254	1,420,802
Mizrahi Tefahot Bank Ltd.	62,573	1,129,176
Nice Ltd.	27,025	2,227,711
Taro Pharmaceutical Industries Ltd.[a,b]	5,715	642,480

		17,030,047

329

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2017

Security	Shares	Value
ITALY — 1.29%
Atlantia SpA	203,459	$6,636,547
CNH Industrial NV	462,017	5,904,347
Ferrari NV	55,457	6,647,816
Fiat Chrysler Automobiles NVb	484,339	8,373,183
Leonardo SpA	166,564	2,877,594
Luxottica Group SpA	76,192	4,370,536
Mediobanca SpA	91,579	1,003,905
Prysmian SpA	93,909	3,238,219
Recordati SpA	46,840	2,177,739
Tenaris SA	111,510	1,526,367

		42,756,253
JAPAN — 24.04%
ABC-Mart Inc.	14,500	729,913
Acom Co. Ltd.[b]	176,300	729,218
Aeon Co. Ltd.	269,900	4,157,880
Aeon Mall Co. Ltd.	21,010	372,570
Air Water Inc.	63,600	1,211,215
Aisin Seiki Co. Ltd.	41,100	2,112,330
Ajinomoto Co. Inc.	157,500	3,155,406
Alfresa Holdings Corp.	52,500	998,438
Alps Electric Co. Ltd.	88,500	2,683,116
Amada Holdings Co. Ltd.	72,300	891,422
Asahi Group Holdings Ltd.	176,400	8,011,972
Asics Corp.	72,300	1,098,848
Astellas Pharma Inc.	933,500	12,392,720
Bandai Namco Holdings Inc.	93,200	3,178,298
Brother Industries Ltd.	105,000	2,530,978
Calbee Inc.	35,700	1,198,588
Casio Computer Co. Ltd.	82,700	1,213,972
Chubu Electric Power Co. Inc.	103,500	1,327,110
Chugai Pharmaceutical Co. Ltd.	94,500	4,490,892
Chugoku Electric Power Co. Inc. (The)	61,900	686,930
Coca-Cola Bottlers Japan Inc.	55,200	1,918,859
CYBERDYNE Inc.[a,b]	41,100	541,827
Daicel Corp.	120,000	1,484,819
Daikin Industries Ltd.	111,200	12,203,327
Daito Trust Construction Co. Ltd.	31,500	5,498,570
Daiwa House Industry Co. Ltd.	253,500	9,236,029
DeNA Co. Ltd.	46,900	1,096,658
Denso Corp.	218,000	11,879,398
Dentsu Inc.	96,700	4,106,112
Disco Corp.	12,700	2,920,452
Don Quijote Holdings Co. Ltd.	52,500	2,187,693
East Japan Railway Co.	148,600	14,346,053
FamilyMart UNY Holdings Co. Ltd.	41,100	2,329,350
FANUC Corp.	86,600	20,097,175
Fast Retailing Co. Ltd.	23,600	7,811,282
Fujitsu Ltd.	878,000	6,787,250
Hakuhodo DY Holdings Inc.	104,000	1,428,707
Hamamatsu Photonics KK	63,000	2,026,445
Hankyu Hanshin Holdings Inc.	52,500	2,035,224
Hikari Tsushin Inc.	9,900	1,277,251

Security	Shares	Value
Hirose Electric Co. Ltd.	10,045	$1,501,932
Hisamitsu Pharmaceutical Co. Inc.	20,300	1,112,990
Hitachi Chemical Co. Ltd.	30,700	868,613
Hitachi Construction Machinery Co. Ltd.	47,800	1,625,865
Hitachi High-Technologies Corp.	30,700	1,273,876
Honda Motor Co. Ltd.	269,900	8,368,016
Hoshizaki Corp.	24,100	2,271,504
Hoya Corp.	176,300	9,524,824
Hulic Co. Ltd.	134,700	1,381,022
IHI Corp.	72,300	2,586,460
Iida Group Holdings Co. Ltd.	21,000	400,299
Isuzu Motors Ltd.	82,700	1,199,780
Japan Airport Terminal Co. Ltd.	20,300	716,387
Japan Exchange Group Inc.	238,700	4,266,476
JFE Holdings Inc.	155,500	3,311,713
JGC Corp.	31,500	523,660
JTEKT Corp.	30,700	501,445
Kakaku.com Inc.	61,900	845,998
Kansai Electric Power Co. Inc. (The)	204,600	2,786,399
Kansai Paint Co. Ltd.	93,100	2,381,780
Kao Corp.	220,500	13,265,317
Keihan Holdings Co. Ltd.	42,000	1,278,888
Keikyu Corp.	52,500	1,080,679
Keio Corp.	29,211	1,267,361
Keisei Electric Railway Co. Ltd.	61,900	1,857,599
Keyence Corp.	43,574	24,093,588
Kikkoman Corp.	65,800	2,246,801
Kintetsu Group Holdings Co. Ltd.	82,700	3,165,933
Kirin Holdings Co. Ltd.	252,700	6,014,496
Kobe Steel Ltd.[b]	134,700	1,126,155
Koito Manufacturing Co. Ltd.	51,500	3,417,319
Komatsu Ltd.	145,100	4,720,890
Konami Holdings Corp.	21,000	1,016,457
Kose Corp.	13,400	1,619,132
Kubota Corp.	477,900	8,922,510
Kuraray Co. Ltd.	103,500	2,024,822
Kurita Water Industries Ltd.	21,000	663,469
Kyowa Hakko Kirin Co. Ltd.	116,100	2,133,387
Kyushu Electric Power Co. Inc.	197,200	2,238,740
Kyushu Financial Group Inc.	82,700	521,833
LINE Corp.[a,b]	20,300	833,402
Lion Corp.	103,500	1,982,012
M3 Inc.	94,500	2,806,807
Mabuchi Motor Co. Ltd.	21,000	1,092,229
Makita Corp.	103,500	4,326,542
Mazda Motor Corp.	93,100	1,328,947
McDonald’s Holdings Co. Japan Ltd.	20,300	870,026
MEIJI Holdings Co. Ltd.	54,600	4,449,494
MINEBEA MITSUMI Inc.	170,600	3,095,813
Miraca Holdings Inc.	25,300	1,173,379
MISUMI Group Inc.	124,300	3,391,094
Mitsubishi Chemical Holdings Corp.	416,300	4,313,942
Mitsubishi Estate Co. Ltd.	568,200	10,228,400
Mitsubishi Gas Chemical Co. Inc.	82,700	2,008,002
Mitsui Chemicals Inc.	63,000	1,929,420
Mitsui Fudosan Co. Ltd.	199,800	4,617,397
Mitsui OSK Lines Ltd.	51,500	1,563,628
Murata Manufacturing Co. Ltd.	86,400	13,450,814
Nabtesco Corp.	31,500	1,244,698
Nagoya Railroad Co. Ltd.	61,600	1,379,129

330

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2017

Security	Shares	Value
NEC Corp.	42,800	$1,167,649
Nexon Co. Ltd.[b]	93,200	2,493,426
NGK Insulators Ltd.	115,500	2,261,617
NGK Spark Plug Co. Ltd.	73,500	1,655,254
NH Foods Ltd.	72,000	2,065,652
Nidec Corp.	106,700	14,080,494
Nikon Corp.	93,100	1,755,815
Nintendo Co. Ltd.	32,900	12,681,686
Nippon Paint Holdings Co. Ltd.	72,300	2,532,377
Nippon Prologis REIT Inc.	735	1,544,645
Nippon Steel & Sumitomo Metal Corp.	342,800	8,148,401
Nippon Yusen KKa,b	72,300	1,516,245
Nissan Chemical Industries Ltd.	55,000	2,040,174
Nisshin Seifun Group Inc.	42,000	735,176
Nissin Foods Holdings Co. Ltd.	20,300	1,273,775
Nitori Holdings Co. Ltd.	35,200	5,097,386
Nitto Denko Corp.	73,600	6,804,259
Nomura Holdings Inc.	813,100	4,642,606
Nomura Research Institute Ltd.	25,990	1,094,448
NTT Data Corp.	270,000	3,129,367
NTT DOCOMO Inc.	623,600	15,042,573
Obic Co. Ltd.	30,700	2,018,208
Odakyu Electric Railway Co. Ltd.	93,100	1,810,710
Oji Holdings Corp.	411,000	2,394,456
Olympus Corp.	134,700	4,966,937
Omron Corp.	86,100	4,788,806
Ono Pharmaceutical Co. Ltd.	186,700	4,267,828
Oracle Corp. Japan	10,500	882,469
Oriental Land Co. Ltd./Japan	97,200	7,744,863
Otsuka Corp.	23,200	1,572,120
Otsuka Holdings Co. Ltd.	93,100	3,877,050
Panasonic Corp.	999,300	14,954,762
Park24 Co. Ltd.	51,500	1,186,997
Pola Orbis Holdings Inc.	41,100	1,302,121
Rakuten Inc.	426,000	4,532,553
Recruit Holdings Co. Ltd.	498,700	12,183,325
Renesas Electronics Corp.[b]	225,200	2,873,713
Rinnai Corp.	14,900	1,270,624
Rohm Co. Ltd.	42,300	3,893,848
Ryohin Keikaku Co. Ltd.	10,500	3,086,333
Santen Pharmaceutical Co. Ltd.	103,500	1,638,621
Secom Co. Ltd.	94,500	7,133,033
Seibu Holdings Inc.	84,300	1,497,859
Seven & i Holdings Co. Ltd.	336,000	13,519,247
Seven Bank Ltd.	145,100	533,766
Sharp Corp./Japan[a,b]	72,400	2,284,203
Shimadzu Corp.	113,900	2,353,579
Shimamura Co. Ltd.	10,000	1,110,622
Shimano Inc.	33,500	4,560,811
Shimizu Corp.	246,500	2,883,028
Shin-Etsu Chemical Co. Ltd.	176,300	18,478,685
Shionogi & Co. Ltd.	134,700	7,215,690
Shiseido Co. Ltd.	168,000	6,908,950
SMC Corp./Japan	25,400	9,665,546
SoftBank Group Corp.	373,900	32,730,646
Sohgo Security Services Co. Ltd.	31,500	1,508,052
Sony Corp.	571,500	22,195,103

Security	Shares	Value
Stanley Electric Co. Ltd.	63,000	$2,309,205
Start Today Co. Ltd.	86,500	2,352,240
Subaru Corp.	96,300	3,295,031
Sumitomo Chemical Co. Ltd.	350,000	2,445,657
Sumitomo Dainippon Pharma Co. Ltd.	41,100	584,869
Sumitomo Electric Industries Ltd.	219,100	3,705,013
Sumitomo Metal Mining Co. Ltd.	39,100	1,533,306
Sumitomo Realty & Development Co. Ltd.	156,000	5,168,881
Sundrug Co. Ltd.	31,500	1,368,059
Suntory Beverage & Food Ltd.	61,900	2,827,255
Suruga Bank Ltd.	82,700	1,868,992
Suzuki Motor Corp.	155,500	8,450,343
Sysmex Corp.	72,300	4,918,411
Taisho Pharmaceutical Holdings Co. Ltd.	4,600	348,552
Taiyo Nippon Sanso Corp.	61,900	737,047
Takeda Pharmaceutical Co. Ltd.	113,900	6,410,195
TDK Corp.	57,700	4,402,526
Terumo Corp.	145,100	6,008,057
THK Co. Ltd.	52,500	1,903,547
Tobu Railway Co. Ltd.	61,600	1,799,806
Toho Co. Ltd./Tokyo	51,500	1,699,595
Toho Gas Co. Ltd.	40,800	1,136,425
Tohoku Electric Power Co. Inc.	131,400	1,713,762
Tokyo Electric Power Co. Holdings Inc.[b]	321,900	1,314,456
Tokyo Electron Ltd.	69,800	12,134,991
Tokyo Tatemono Co. Ltd.	93,400	1,299,528
Tokyu Corp.	118,400	1,781,783
Toray Industries Inc.	654,700	6,588,484
Toshiba Corp.[b]	931,000	2,695,582
Tosoh Corp.	129,900	2,787,083
TOTO Ltd.	63,000	3,066,004
Toyo Suisan Kaisha Ltd.	30,700	1,176,613
Trend Micro Inc./Japan	34,500	1,836,883
Tsuruha Holdings Inc.	16,400	2,024,923
Unicharm Corp.	178,500	4,041,109
USS Co. Ltd.	63,800	1,280,155
Yahoo Japan Corp.	644,300	2,874,770
Yakult Honsha Co. Ltd.	41,100	3,378,280
Yamaha Corp.	73,500	2,871,953
Yamaha Motor Co. Ltd.	82,700	2,452,689
Yamato Holdings Co. Ltd.	103,500	2,105,432
Yamazaki Baking Co. Ltd.	52,500	942,533
Yaskawa Electric Corp.	113,900	4,049,600
Yokogawa Electric Corp.	66,200	1,245,583

		797,117,284
NETHERLANDS — 5.47%
Akzo Nobel NV	114,217	10,343,858
Altice NV Class Ab	215,528	4,066,230
Altice NV Class Bb	40,758	768,718
ArcelorMittal[b]	149,172	4,277,543
ASML Holding NV	168,077	30,310,039
Gemalto NV	36,380	1,440,102
Heineken Holding NV	51,906	4,819,291
Heineken NV	116,777	11,381,052
Koninklijke Ahold Delhaize NV	576,525	10,850,065
Koninklijke DSM NV	82,007	6,996,914
Koninklijke Philips NV	420,583	17,126,486
Koninklijke Vopak NV	33,235	1,439,309

331

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2017

Security	Shares	Value
NXP Semiconductors NVb	156,355	$18,301,353
RELX NV	433,679	9,796,106
Unilever NV CVA	735,578	42,764,170
Wolters Kluwer NV	135,978	6,665,790

		181,347,026
NEW ZEALAND — 0.14%
Auckland International Airport Ltd.	428,374	1,828,242
Mercury NZ Ltd.	314,757	709,404
Ryman Healthcare Ltd.	177,423	1,130,356
Spark New Zealand Ltd.	410,473	1,034,796

		4,702,798
NORWAY — 0.55%
Marine Harvest ASA	60,393	1,177,316
Norsk Hydro ASA	602,458	4,649,925
Orkla ASA	370,512	3,620,484
Schibsted ASA	33,988	874,842
Schibsted ASA Class B	40,020	936,681
Telenor ASA	219,406	4,652,580
Yara International ASA	51,709	2,450,867

		18,362,695
PORTUGAL — 0.20%
Galp Energia SGPS SA	225,726	4,196,834
Jeronimo Martins SGPS SA	124,469	2,262,002

		6,458,836
SINGAPORE — 1.22%
CapitaLand Ltd.	1,163,600	3,134,477
City Developments Ltd.	72,300	686,701
ComfortDelGro Corp. Ltd.	966,700	1,433,305
DBS Group Holdings Ltd.	800,400	13,383,083
Genting Singapore PLC	2,723,300	2,438,657
Global Logistic Properties Ltd.	1,195,000	2,912,067
Jardine Cycle & Carriage Ltd.	42,000	1,214,313
SATS Ltd.	301,100	1,038,733
SembCorp Industries Ltd.	446,700	1,081,995
Singapore Exchange Ltd.	353,100	1,987,872
Singapore Technologies Engineering Ltd.	706,900	1,805,646
Singapore Telecommunications Ltd.	2,369,700	6,522,589
UOL Group Ltd.	124,300	824,774
Wilmar International Ltd.	727,500	1,810,206

		40,274,418
SPAIN — 1.67%
Aena SME SAc	30,140	5,530,075
Amadeus IT Group SA	198,228	13,451,421
CaixaBank SA	1,057,081	4,947,952
Distribuidora Internacional de Alimentacion SA	279,202	1,366,077
Ferrovial SA	219,919	4,778,030

Security	Shares	Value
Grifols SA	133,965	$4,194,180
Industria de Diseno Textil SA	493,136	18,437,895
International Consolidated Airlines Group SA	142,062	1,199,840
Siemens Gamesa Renewable Energy SA	106,797	1,548,944

		55,454,414
SWEDEN — 3.07%
Alfa Laval AB	46,255	1,171,873
Assa Abloy AB Class B	452,392	9,548,444
Atlas Copco AB Class A	300,053	13,160,785
Atlas Copco AB Class B	174,337	6,924,085
Boliden AB	120,164	4,205,553
Electrolux AB Class B	109,347	3,866,159
Essity AB Class Bb	276,004	8,251,965
Getinge AB Class B	102,878	2,025,167
Hennes & Mauritz AB Class B	428,709	10,764,069
Hexagon AB Class B	115,062	5,900,298
Husqvarna AB Class B	192,669	1,882,549
L E Lundbergforetagen AB Class B	17,469	1,363,625
Lundin Petroleum ABb	85,409	2,008,771
Millicom International Cellular SA SDR	29,729	1,901,608
Sandvik AB	510,416	9,322,082
Securitas AB Class B	140,746	2,469,671
Swedish Match AB	84,819	3,195,479
Volvo AB Class B	702,678	13,924,638

		101,886,821
SWITZERLAND — 8.50%
ABB Ltd. Registered	448,649	11,738,329
Adecco Group AG Registered	73,563	5,841,203
Barry Callebaut AG Registered	931	1,454,220
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	465	2,693,996
Chocoladefabriken Lindt & Spruengli AG Registered	43	2,987,741
Cie. Financiere Richemont SA Class A Registered	235,713	21,755,213
Dufry AG Registered[b]	15,763	2,348,320
EMS-Chemie Holding AG Registered	3,740	2,453,812
Geberit AG Registered	16,734	7,581,335
Givaudan SA Registered	4,155	9,287,059
Kuehne + Nagel International AG Registered	16,006	2,797,196
LafargeHolcim Ltd. Registered	205,666	11,626,484
Lonza Group AG Registered	33,507	8,907,860
Nestle SA Registered	910,910	76,670,695
Pargesa Holding SA Bearer	18,019	1,510,320
Partners Group Holding AG	7,900	5,317,917
Roche Holding AG	316,010	73,074,142
Schindler Holding AG Participation Certificates	18,609	4,221,002
Schindler Holding AG Registered	9,043	1,998,568
SGS SA Registered	2,386	5,897,978
Sika AG Bearer	962	7,127,177
Sonova Holding AG Registered	23,701	4,282,253
Straumann Holding AG Registered	4,265	2,980,109
Swatch Group AG (The) Bearer	13,811	5,417,437
Vifor Pharma AG	14,342	1,845,986

		281,816,352

332

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2017

Security	Shares	Value
UNITED KINGDOM — 15.56%
Antofagasta PLC	62,885	$797,086
Ashtead Group PLC	225,466	5,808,510
Associated British Foods PLC	160,184	7,087,712
Auto Trader Group PLC[c]	446,410	2,030,376
Barclays PLC	3,826,167	9,448,047
Barratt Developments PLC	165,230	1,436,086
Berkeley Group Holdings PLC	20,582	1,022,486
British American Tobacco PLC	1,036,879	67,069,978
Bunzl PLC	150,829	4,696,882
Burberry Group PLC	197,089	4,978,000
Carnival PLC	85,019	5,601,021
Coca-Cola European Partners PLC	97,563	4,002,396
Coca-Cola HBC AG	81,428	2,751,969
Compass Group PLC	714,765	15,689,824
ConvaTec Group PLC[c]	524,424	1,364,266
Croda International PLC	59,051	3,280,960
DCC PLC	40,044	3,796,799
Diageo PLC	1,134,972	38,764,846
Experian PLC	426,220	8,976,746
Ferguson PLC	114,458	8,002,515
Fresnillo PLC	101,870	1,761,324
G4S PLC	695,075	2,593,701
GKN PLC	499,366	2,102,133
Glencore PLC	5,512,380	26,572,213
Hargreaves Lansdown PLC	121,026	2,542,536
Hikma Pharmaceuticals PLC	64,757	1,000,971
IMI PLC	79,520	1,290,415
Imperial Brands PLC	432,038	17,616,231
Inmarsat PLC	202,510	1,670,014
InterContinental Hotels Group PLC	80,752	4,473,831
Intertek Group PLC	72,453	5,219,610
Investec PLC	103,746	710,202
Johnson Matthey PLC	88,469	3,972,082
London Stock Exchange Group PLC	143,034	7,143,722
Mediclinic International PLC	165,734	1,280,904
Merlin Entertainments PLC[c]	327,548	1,647,657
Next PLC	66,715	4,359,722
Persimmon PLC	48,371	1,799,845
Provident Financial PLC[a]	66,211	819,021
Prudential PLC	1,163,593	28,616,996
Randgold Resources Ltd.	41,700	4,095,021
Reckitt Benckiser Group PLC	300,344	26,862,010
RELX PLC	489,317	11,260,841
Rolls-Royce Holdings PLC	745,993	9,638,946
Rolls-Royce Holdings PLC New[b]	34,315,678	45,570
RSA Insurance Group PLC	456,722	3,814,912
Sage Group PLC (The)	491,325	4,864,055
Severn Trent PLC	105,588	2,959,953
Shire PLC	407,500	20,135,816
Sky PLC[b]	466,457	5,841,243
Smith & Nephew PLC	393,346	7,422,510
Smiths Group PLC	177,151	3,695,743
St. James’s Place PLC	237,005	3,704,383
Standard Chartered PLC[b]	1,483,486	14,782,852

Security	Shares	Value
Tate & Lyle PLC	130,663	$1,121,768
Taylor Wimpey PLC	1,465,281	3,881,913
Tesco PLC	3,675,670	8,854,331
TUI AG	67,669	1,222,111
Unilever PLC	578,613	32,805,538
United Utilities Group PLC	107,273	1,186,636
Vodafone Group PLC	4,211,140	12,056,754
Weir Group PLC (The)	97,398	2,526,005
Whitbread PLC	83,483	4,094,108
Worldpay Group PLC[c]	895,951	4,830,502
WPP PLC	579,857	10,272,087

		515,775,243

TOTAL COMMON STOCKS (Cost: $2,579,228,825)		3,275,651,817

PREFERRED STOCKS — 0.59%

GERMANY — 0.59%
Fuchs Petrolub SE, Preference Shares	31,284	1,756,433
Henkel AG & Co. KGaA, Preference Shares	80,460	11,294,690
Schaeffler AG, Preference Shares	74,212	1,174,468
Volkswagen AG, Preference Shares	28,781	5,227,081

		19,452,672

TOTAL PREFERRED STOCKS (Cost: $14,781,752)		19,452,672

RIGHTS — 0.00%

SPAIN — 0.00%
Ferrovial SA (Expires 11/13/17)[b]	219,919	105,808

		105,808

TOTAL RIGHTS (Cost: $102,540)		105,808

SHORT-TERM INVESTMENTS — 1.16%

MONEY MARKET FUNDS — 1.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[e,f,g]	36,243,584	36,250,833

333

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[e,f]	2,060,860	$2,060,860

		38,311,693

TOTAL SHORT-TERM INVESTMENTS (Cost: $38,309,302)		38,311,693

TOTAL INVESTMENTS IN SECURITIES — 100.55% (Cost: $2,632,422,419)		3,333,521,990
Other Assets, Less Liabilities — (0.55)%		(18,253,525)

NET ASSETS — 100.00%		$3,315,268,465

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	16,929,526	19,314,058[a]	—	36,243,584	$36,250,833	$(314)	$(1,325)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	710,399	1,350,461[a]	—	2,060,860	2,060,860	—	—	3,695

					$38,311,693	$(314)	$(1,325)	$3,695

[a]	Net of shares purchased and sold.

334

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2017

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
Euro STOXX 50	168	Dec 2017	$7,198	$292,464
FTSE 100 Index	64	Dec 2017	6,347	167,075
TOPIX Index	35	Dec 2017	5,430	313,630

Total				$773,169

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,275,606,247	$45,570	$—	$3,275,651,817
Preferred stocks	19,452,672	—	—	19,452,672
Rights	105,808	—	—	105,808
Money market funds	38,311,693	—	—	38,311,693

Total	$3,333,476,420	$45,570	$—	$3,333,521,990

Derivative financial instruments[a]:
Assets:
Futures contracts	$773,169	$—	$—	$773,169

Total	$773,169	$—	$—	$773,169

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

335

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.90%

AUSTRALIA — 6.02%
A.C.N. 004 410 833 Ltd.[a,b,c]	18,421,369	$141
Abacus Property Group	1,272,103	3,706,463
Aconex Ltd.[a,b]	639,123	2,489,442
Adelaide Brighton Ltd.	2,158,387	10,277,198
AET&D Holdings No. 1 Pty Ltd.	169,200	1
Ainsworth Game Technology Ltd.	1,365,780	2,387,643
ALS Ltd.	1,987,728	11,933,629
Altium Ltd.	551,281	5,063,883
Ansell Ltd.	662,780	12,196,478
APN Outdoor Group Ltd.	643,961	2,305,846
ARB Corp. Ltd.	317,822	4,437,595
Ardent Leisure Group	1,941,463	2,791,157
Asaleo Care Ltd.	1,497,057	1,698,845
Austal Ltd.	1,332,457	1,803,232
Australian Agricultural Co. Ltd.[a,b]	2,458,775	2,771,341
Australian Pharmaceutical Industries Ltd.	1,657,079	1,912,201
Automotive Holdings Group Ltd.	957,082	2,377,650
Aveo Group	1,943,675	3,770,492
Bapcor Ltd.	990,408	4,131,111
Beach Energy Ltd.	7,699,423	5,755,945
Bega Cheese Ltd.	608,629	3,429,997
Bellamy’s Australia Ltd.[b]	385,397	3,557,858
Blackmores Ltd.[a]	49,042	6,005,944
Breville Group Ltd.	463,297	4,138,464
BT Investment Management Ltd.	699,920	5,785,235
BWP Trust	2,297,870	5,444,246
Cabcharge Australia Ltd.	889,171	1,131,741
carsales.com Ltd.	933,568	9,813,800
Cedar Woods Properties Ltd.	532,196	2,338,191
Charter Hall Group	1,373,694	6,109,024
Charter Hall Retail REIT	1,556,186	4,844,415
Cleanaway Waste Management Ltd.	6,998,609	8,049,276
Corporate Travel Management Ltd.[a]	292,641	5,394,155
Costa Group Holdings Ltd.	1,045,722	4,979,224
Credit Corp. Group Ltd.	284,307	4,372,928
Cromwell Property Group	5,625,770	4,313,559
CSR Ltd.	2,099,944	7,632,026
Donaco International Ltd.[a]	4,232,055	1,525,116
Downer EDI Ltd.	2,222,964	11,914,160
DuluxGroup Ltd.	1,527,376	8,631,122
Eclipx Group Ltd.	860,528	2,672,230
Energy World Corp. Ltd.[a,b]	7,131,365	1,640,392
Estia Health Ltd.	865,630	2,309,752
Evolution Mining Ltd.	5,085,287	9,201,980
Fairfax Media Ltd.	9,479,597	7,995,330
FlexiGroup Ltd./Australia	1,263,317	1,423,913
G8 Education Ltd.	1,524,904	5,331,644
Galaxy Resources Ltd.[a,b]	1,409,155	3,727,620
Gateway Lifestyle	1,829,797	2,763,904
GDI Property Group	5,141,483	4,710,968
Genworth Mortgage Insurance Australia Ltd.	910,761	1,983,246
GrainCorp Ltd. Class A	852,374	5,555,241
Greencross Ltd.[a]	360,923	1,469,477
GUD Holdings Ltd.	409,432	3,748,348
GWA Group Ltd.	1,194,040	2,325,447

Security	Shares	Value
HT&E Ltd.	1,275,868	$1,697,302
Iluka Resources Ltd.	1,764,092	12,701,079
Independence Group NLa	1,872,792	5,758,213
Infigen Energy[b]	3,505,583	1,962,171
Investa Office Fund	2,812,149	9,659,845
Invocare Ltd.	519,436	6,758,770
IOOF Holdings Ltd.	1,148,142	9,472,436
IPH Ltd.	475,985	2,135,025
Iress Ltd.	519,436	4,679,761
Jacana Minerals Ltd.[a,b,c]	52,407	—
Japara Healthcare Ltd.[a]	1,191,901	1,846,058
JB Hi-Fi Ltd.	496,004	8,709,124
Karoon Gas Australia Ltd.[a,b]	1,571,125	1,445,592
Link Administration Holdings Ltd.	1,808,526	11,412,437
Macquarie Atlas Roads Group	2,078,035	9,496,267
Magellan Financial Group Ltd.	464,060	8,635,703
Mantra Group Ltd.	1,347,138	4,028,381
Mayne Pharma Group Ltd.[a,b]	5,331,326	2,800,139
McMillan Shakespeare Ltd.	330,604	3,992,477
Mesoblast Ltd.[a,b]	652,984	668,402
Metcash Ltd.	3,888,716	8,020,701
Mineral Resources Ltd.	544,345	7,262,352
Monadelphous Group Ltd.	395,796	5,149,998
Myer Holdings Ltd.	3,580,624	2,100,264
MYOB Group Ltd.	834,119	2,398,353
Nanosonics Ltd.[a,b]	993,285	2,284,804
Navitas Ltd.	1,032,011	3,774,475
NEXTDC Ltd.[a,b]	1,152,719	4,560,652
Nine Entertainment Co. Holdings Ltd.	2,681,683	3,084,271
Northern Star Resources Ltd.	2,313,290	9,258,793
Nufarm Ltd./Australia	957,494	6,666,160
OFX Group Ltd.[a]	1,287,153	1,376,760
Orocobre Ltd.[a,b]	693,430	2,573,367
Orora Ltd.	4,558,783	11,884,520
OZ Minerals Ltd.	1,287,686	7,948,033
Pact Group Holdings Ltd.	762,864	3,392,571
Perpetual Ltd.	168,994	6,281,852
Pilbara Minerals Ltd.[a,b]	5,057,833	3,141,256
Premier Investments Ltd.[a]	388,970	3,948,734
Primary Health Care Ltd.	2,061,354	5,405,458
Qube Holdings Ltd.	3,459,340	6,816,794
Quintis Ltd.[a,b,c]	1,477,559	101,963
RCG Corp. Ltd.[a]	2,327,522	1,338,471
Regis Healthcare Ltd.	577,574	1,611,992
Regis Resources Ltd.	2,023,995	6,036,884
Resolute Mining Ltd.	3,159,064	2,494,879
Retail Food Group Ltd.[a]	628,583	2,120,651
Sandfire Resources NL	771,195	3,394,141
Saracen Mineral Holdings Ltd.[a,b]	3,319,994	3,703,856
Select Harvests Ltd.[a]	370,279	1,334,384
Seven West Media Ltd.	4,434,421	2,295,062
SG Fleet Group Ltd.	581,857	1,824,708
Shopping Centres Australasia Property Group	2,470,863	4,452,156
Sigma Healthcare Ltd.	6,216,255	3,598,567
Sims Metal Management Ltd.	671,065	6,802,207
Sirtex Medical Ltd.	257,538	2,697,403
Southern Cross Media Group Ltd.	3,241,771	2,783,903
Spark Infrastructure Group	6,299,492	12,268,545
St. Barbara Ltd.	2,117,098	4,707,526
Star Entertainment Grp Ltd. (The)	3,134,405	13,819,005

336

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Steadfast Group Ltd.	3,214,135	$6,604,694
Super Retail Group Ltd.	614,988	3,663,882
Syrah Resources Ltd.[a,b]	1,074,645	2,776,827
Tassal Group Ltd.	1,319,531	4,259,469
Technology One Ltd.	933,568	3,607,699
Tox Free Solutions Ltd.[a]	1,320,239	2,480,119
Village Roadshow Ltd.	641,668	1,844,996
Virtus Health Ltd.	526,241	2,211,154
Vocus Group Ltd.	1,816,824	4,011,984
Webjet Ltd.[a]	375,678	3,312,588
Western Areas Ltd.[a]	1,065,289	2,278,901
Westgold Resources Ltd.[b]	1,139,201	1,637,780
Whitehaven Coal Ltd.[b]	2,030,161	5,806,215
WorleyParsons Ltd.[b]	980,985	10,537,906

		595,690,133
AUSTRIA — 0.89%
Austria Technologie & Systemtechnik AGa	106,378	2,278,982
BUWOG AG	264,231	7,621,521
CA Immobilien Anlagen AG	288,122	8,223,369
EVN AG	157,312	2,483,181
FACC AGb	143,526	2,503,829
IMMOFINANZ AG	2,793,944	7,066,181
Kapsch TrafficCom AG	28,902	1,679,092
Lenzing AG	48,567	6,574,378
Oesterreichische Post AG	116,112	5,161,700
S IMMO AG	733,151	12,918,023
Schoeller-Bleckmann Oilfield Equipment AGa,b	55,361	5,168,452
Telekom Austria AG	499,652	4,686,824
UNIQA Insurance Group AG	484,037	4,965,517
Wienerberger AG	537,609	13,815,904
Zumtobel Group AG	162,189	2,778,393

		87,925,346
BELGIUM — 1.92%
Ablynx NVa,b	228,463	4,682,873
Ackermans & van Haaren NV	112,881	19,337,180
Aedifica SA	104,911	9,997,274
AGFA-Gevaert NVb	978,262	4,600,671
Barco NV	79,546	8,146,365
Befimmo SA	96,827	6,016,678
Bekaert SA	151,584	7,170,346
bpost SA	312,292	8,809,527
Cie. d’Entreprises CFE	24,939	3,647,565
Cofinimmo SA	80,435	10,208,914
D’ieteren SA/NV	96,956	4,434,938
Econocom Group SA/NV	560,156	4,312,075
Elia System Operator SA/NV	144,824	8,401,893
Euronav NV	487,445	4,039,678
EVS Broadcast Equipment SA	68,909	2,592,900
Exmar NVa	238,292	1,582,865
Fagron[a,b]	144,738	1,877,500
Galapagos NVb	161,937	15,712,533
Gimv NV	82,536	4,977,701

Security	Shares	Value
Intervest Offices & Warehouses NV	130,784	$3,335,091
Ion Beam Applications[a]	87,114	2,669,015
KBC Ancora	134,142	8,000,958
Kinepolis Group NV	63,755	4,307,740
Melexis NV	68,146	6,828,048
Nyrstar NVa,b	301,646	2,408,864
Ontex Group NV	273,777	9,630,287
Orange Belgium SA	140,246	3,248,803
Sofina SA	39,787	5,983,767
Tessenderlo Group SAb	164,398	7,890,436
Warehouses De Pauw CVA	49,358	5,337,688

		190,190,173
DENMARK — 1.84%
ALK-Abello A/Sa	38,664	6,049,951
Alm Brand A/S	388,207	4,011,156
Amagerbanken A/Sb,c	130,550	—
Ambu A/S Class Ba	113,752	10,489,061
Bang & Olufsen A/Sb	239,568	5,550,765
Bavarian Nordic A/Sb	126,717	5,138,034
D/S Norden A/Sa,b	109,198	2,271,967
Dfds A/S	125,134	7,258,148
FLSmidth & Co. A/S	144,061	9,878,314
GN Store Nord A/S	620,767	20,534,797
IC Group A/Sa	58,267	1,432,137
Jyske Bank A/S Registered	256,979	14,523,361
Matas A/S	171,379	1,918,342
Nets A/Sb,d	381,878	9,750,814
Nilfisk Holding A/Sb	109,743	5,274,454
NKT A/Sb	109,743	4,702,339
Per Aarsleff Holding A/S	89,487	2,479,679
Rockwool International A/S Class B	27,228	7,395,670
Royal Unibrew A/S	193,528	11,143,403
Schouw & Co. AB	64,331	6,692,334
SimCorp A/S	200,138	12,225,851
Solar A/S Class B	31,061	1,996,139
Spar Nord Bank A/S	314,965	4,006,341
Sydbank A/S	298,667	11,651,922
Topdanmark A/Sb	290,953	11,961,340
TORM PLC	148,756	1,432,227
Zealand Pharma A/Sa,b	117,334	2,167,545

		181,936,091
FINLAND — 1.42%
Amer Sports OYJ	480,707	11,967,191
Cargotec OYJ Class B	123,623	7,301,540
Caverion OYJ[a,b]	408,669	3,094,513
Citycon OYJ	1,188,801	2,902,737
Cramo OYJ	142,099	3,155,159
DNA OYJ	315,656	5,442,307
F-Secure OYJ	486,179	2,492,046
Huhtamaki OYJ	397,301	16,930,532
Kemira OYJ	308,072	4,342,550
Kesko OYJ Class B	240,403	12,280,519
Konecranes OYJ	226,264	10,427,471
Metsa Board OYJ	644,298	4,781,162
Oriola Corp. Class B	636,521	2,387,679

337

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Outokumpu OYJ	1,143,024	$10,812,314
Outotec OYJ[a,b]	685,801	5,460,644
Ramirent OYJ	285,267	2,625,342
Sanoma OYJ	300,223	3,563,899
Stockmann OYJ Abp Class Ba,b	160,418	1,031,572
Technopolis OYJ	703,125	3,169,938
Tieto OYJ	269,949	8,273,892
Uponor OYJ	281,332	5,666,585
Valmet OYJ	454,966	8,824,710
YIT OYJ[a]	408,890	3,108,095

		140,042,397
FRANCE — 4.54%
AB Science SAa,b	120,329	1,250,381
Air France-KLM[b]	641,053	10,044,388
Albioma SA	175,598	4,185,356
Alten SA	109,913	9,622,442
Altran Technologies SA	727,249	13,453,674
APERAM SA	178,277	9,591,875
Assystem	42,397	1,640,255
Axway Software SA	44,794	1,231,513
Beneteau SA	132,642	2,385,809
Boiron SA	26,534	2,395,586
Bonduelle SCA	63,208	2,984,392
Bourbon Corp.[a]	156,086	1,394,654
Cellectis SAa,b	101,421	3,498,433
Cie. Plastic Omnium SA	225,134	9,389,260
Coface SAb	373,209	4,078,141
DBV Technologies SAa,b	74,938	3,384,146
Derichebourg SA	629,686	6,720,076
Elior Group SAd	355,062	10,084,286
Elis SAa	383,703	10,010,448
Elis SA	298,006	7,773,827
Esso SA Francaise[b]	27,784	1,897,675
Euler Hermes Group	52,262	6,064,517
Euronext NVd	218,715	12,996,941
Europcar Groupe SAd	355,336	5,083,289
Faurecia	257,146	18,695,678
FFP	30,960	3,723,902
Fnac Darty SAb	63,851	6,035,454
Gaztransport Et Technigaz SA	96,956	4,746,112
Genfit[a,b]	115,030	3,027,155
Guerbet[a]	27,985	2,520,067
Haulotte Group SA	209,995	3,828,517
ID Logistics Group[b]	11,942	2,051,995
Innate Pharma SAa,b	174,335	1,900,937
Interparfums SA	47,021	1,752,868
IPSOS	145,525	5,379,166
Jacquet Metal Service	191,768	6,202,704
Korian SA	159,900	5,197,086
LISI	63,785	2,927,669
Maisons du Monde SAd	163,946	7,095,237
Manitou BF SA	55,674	2,205,152
Marie Brizard Wine & Spirits SAa,b	114,443	1,713,167
Mercialys SA	226,321	4,409,590
Mersen SA	63,833	2,799,739

Security	Shares	Value
Metropole Television SA	197,086	$4,557,467
Naturex[a,b]	33,297	3,781,960
Neopost SA	105,277	3,880,407
Nexans SA	112,154	7,342,743
Nexity SA	144,063	8,852,831
Oeneo SA	164,056	1,807,967
Orpea	202,458	24,257,525
Parrot SAa,b	95,133	1,185,829
Pierre & Vacances SAb	39,373	2,105,322
Rallye SAa	109,952	1,880,340
Rubis SCA	300,560	18,865,400
Sartorius Stedim Biotech	101,546	6,921,499
SOITEC[b]	66,925	5,264,148
Solocal Group[a,b]	1,640,528	1,815,576
Sopra Steria Group	57,603	10,807,198
SPIE SA	325,126	8,552,299
Ste Industrielle d’Aviation Latecoere SAb	288,911	1,830,924
Synergie SA	37,929	2,054,620
Tarkett SA	84,424	3,592,716
Technicolor SA Registered	1,431,824	5,074,066
Teleperformance	244,909	35,777,463
Television Francaise 1	464,823	6,611,660
Trigano SA	41,580	6,708,749
Ubisoft Entertainment SAb	372,049	28,388,909
Vallourec SAa,b	1,170,078	6,407,850
Vicat SA	60,685	4,694,854
Virbac SAb	16,632	2,141,956
Worldline SA/France[b,d]	133,400	6,526,204

		449,062,041
GERMANY — 6.51%
Aareal Bank AG	207,768	8,593,606
ADLER Real Estate AGa,b	100,885	1,555,456
ADO Properties SAa,d	162,689	7,999,831
ADVA Optical Networking SEa,b	187,930	1,166,892
AIXTRON SEa,b	450,816	7,037,386
alstria office REIT AGa	417,496	5,911,729
Amadeus Fire AG	28,057	2,579,500
AURELIUS Equity Opportunities SE & Co KGaA[a]	96,956	5,933,205
Aurubis AGa	155,323	12,711,282
BayWa AG	42,525	1,659,573
Bechtle AG	109,102	8,697,341
Bertrandt AGa	26,008	2,438,990
Bilfinger SEa	108,940	4,383,459
Borussia Dortmund GmbH & Co. KGaA	542,125	4,500,414
CANCOM SEa	69,672	5,139,329
Carl Zeiss Meditec AG Bearer	133,391	7,110,822
CECONOMY AG	691,985	9,028,632
CENTROTEC Sustainable AG	94,329	2,039,532
CompuGroup Medical SEa	94,667	5,440,227
CTS Eventim AG & Co. KGaA	173,572	7,170,107
Deutsche Euroshop AG	131,090	4,776,108
Deutsche Pfandbriefbank AGd	418,526	6,009,200
DEUTZ AG	515,097	4,368,453
Dialog Semiconductor PLC[b]	298,796	14,845,713
Diebold Nixdorf AG	81,859	6,856,502
DMG Mori AG	154,069	8,922,084
Draegerwerk AG & Co. KGaA	18,891	1,673,638
Drillisch AG	189,039	13,301,346

338

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Duerr AGa	93,904	$12,946,716
ElringKlinger AGa	119,135	2,072,774
Evotec AGa,b	496,380	10,417,315
Ferratum OYJ[a]	72,179	2,269,872
Freenet AG	434,020	14,503,468
Gerresheimer AG	135,668	10,785,088
GFT Technologies SEa	64,560	969,070
Grammer AGa	45,395	2,633,304
Grand City Properties SA	437,601	9,380,012
GRENKE AGa	108,903	10,658,058
Hamborner REIT AG	210,479	2,227,864
Hapag-Lloyd AGa,b,d	163,609	7,170,232
Heidelberger Druckmaschinen AGa,b	1,220,241	4,861,597
Indus Holding AG	68,981	4,832,011
Jenoptik AG	185,876	6,258,980
Kloeckner & Co. SE	397,171	4,677,739
Koenig & Bauer AG	52,968	4,118,813
Krones AGa	53,788	6,801,778
KWS Saat SE	9,747	4,113,832
LEG Immobilien AG	252,400	25,639,709
LEONI AG	127,275	8,448,368
Manz AGa,b	23,407	1,041,364
MLP SE	464,927	3,192,830
MorphoSys AGa,b	98,482	8,554,015
MTU Aero Engines AG	180,601	30,454,115
Nemetschek SEa	65,857	5,879,062
Nordex SEa,b	266,897	2,759,119
NORMA Group SE	117,495	7,994,915
PATRIZIA Immobilien AGb	255,217	5,384,375
Pfeiffer Vacuum Technology AG	43,106	6,922,321
Rational AG	12,787	8,386,569
Rheinmetall AG	157,611	18,590,403
RHOEN-KLINIKUM AG	281,994	9,838,841
RIB Software SEa	162,952	4,012,076
Rocket Internet SEa,b,d	174,827	4,462,294
SAF-Holland SA	207,768	4,115,879
Salzgitter AGa	159,137	7,695,399
SGL Carbon SEa,b	223,872	3,516,884
Siltronic AGb	89,106	13,203,872
Sixt SE	55,386	5,152,075
SLM Solutions Group AGa,b	59,129	2,445,323
SMA Solar Technology AGa	58,450	2,709,694
Software AG	259,267	13,201,866
STADA Arzneimittel AG	91,734	8,821,748
STRATEC Biomedical AGa	32,653	2,373,640
Stroeer SE & Co. KGaA[a]	111,391	7,124,095
Suedzucker AG	301,749	5,975,882
TAG Immobilien AG	428,445	7,369,462
Takkt AG	167,865	3,481,845
TLG Immobilien AG	254,689	5,895,428
Uniper SE	864,931	24,303,343
Vossloh AGb	56,154	3,548,850
VTG AGa	54,590	3,160,970
Wacker Chemie AG	67,383	10,514,783
Wacker Neuson SE	112,154	3,655,040
Wirecard AGa	492,908	48,549,721
XING SE	18,891	5,614,003
Zeal Network SE	63,076	1,690,049
zooplus AGa,b	24,176	4,009,121

		643,238,228

Security	Shares	Value
HONG KONG — 2.28%
Bright Smart Securities & Commodities Group Ltd.[a]	4,336,000	$1,372,750
Brightoil Petroleum Holdings Ltd.[a,b]	12,938,512	2,487,601
Cafe de Coral Holdings Ltd.	2,988,000	9,191,725
Champion REIT	15,505,000	11,188,847
China Financial International Investments Ltd.[b]	29,460,000	868,492
China Goldjoy Group Ltd.[a]	13,200,000	1,015,150
China LNG Group Ltd.[a,b]	10,085,999	1,680,612
China Strategic Holdings Ltd.[a,b]	77,940,000	1,158,840
Chow Sang Sang Holdings International Ltd.	1,399,000	3,051,985
Citic Telecom International Holdings Ltd.	7,446,000	2,128,301
CK Life Sciences International Holdings Inc.[a]	19,834,000	1,525,340
CMBC Capital Holdings Ltd.[a]	36,010,000	3,138,609
CSI Properties Ltd.	57,020,000	2,923,428
Dah Sing Banking Group Ltd.	2,405,200	5,321,048
Dah Sing Financial Holdings Ltd.	597,600	4,013,720
Digital Domain Holdings Ltd.[a,b]	29,460,000	849,612
Emperor Capital Group Ltd.	16,914,000	1,452,534
Enerchina Holdings Ltd.[a]	40,155,000	808,062
Esprit Holdings Ltd.[a,b]	7,965,400	4,818,976
Freeman FinTech Corp. Ltd.[b]	41,400,000	2,414,443
Future World Financial Holdings Ltd.[a,b]	23,896,000	483,936
G-Resources Group Ltd.[a,b]	112,601,400	1,486,573
GCL New Energy Holdings Ltd.[a,b]	31,216,000	2,280,643
Giordano International Ltd.	7,412,000	4,189,664
Global Brands Group Holding Ltd.[b]	19,704,000	2,298,270
Great Eagle Holdings Ltd.	1,494,000	8,224,679
Guotai Junan International Holdings Ltd.[a]	11,261,000	3,594,028
Haitong International Securities Group Ltd.[a]	7,551,000	4,277,913
HKBN Ltd.[a]	4,486,000	4,553,964
Hopewell Holdings Ltd.	2,237,500	8,589,444
Hutchison Telecommunications Hong Kong Holdings Ltd.[a]	10,488,000	3,764,054
Johnson Electric Holdings Ltd.	1,993,750	8,037,048
Kerry Logistics Network Ltd.	2,622,000	3,616,181
Lai Sun Development Co. Ltd.	2,373,353	4,289,302
Landing International Development Ltd.[b]	311,730,000	8,630,531
Luk Fook Holdings International Ltd.	1,494,000	6,319,311
Man Wah Holdings Ltd.	6,073,600	5,480,549
Mason Group Holdings Ltd.[a,b]	110,844,800	1,875,402
Melco International Development Ltd.	3,706,000	10,141,647
NewOcean Energy Holdings Ltd.[a,b]	5,874,000	1,498,277
Orient Overseas International Ltd.[a]	747,000	7,190,610
Pacific Basin Shipping Ltd.[b]	9,450,000	2,156,041
Pacific Textiles Holdings Ltd.[a]	2,937,000	3,090,668
Prosperity REIT	9,489,000	4,050,138
Realord Group Holdings Ltd.[a,b]	1,432,000	932,421
Sa Sa International Holdings Ltd.[a]	4,336,000	1,572,827
Shun Tak Holdings Ltd.	8,950,000	3,854,495
SITC International Holdings Co. Ltd.	5,702,000	5,496,045
SmarTone Telecommunications Holdings Ltd.[a]	1,853,000	2,306,215
Summit Ascent Holdings Ltd.[a,b]	7,262,000	995,968
Television Broadcasts Ltd.	1,274,600	4,819,490
Texwinca Holdings Ltd.[a]	2,798,000	1,689,172
Town Health International Medical Group Ltd.[a]	17,944,000	1,724,987
Truly International Holdings Ltd.[a]	7,412,000	2,869,112

339

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
United Laboratories International Holdings Ltd. (The)[a,b]	2,798,000	$2,435,133
Value Partners Group Ltd.[a]	4,430,000	4,389,231
Vision Fame International Holding Ltd.[a,b]	1,578,000	80,904
VSTECS Holdings Ltd.	6,368,000	2,962,885
VTech Holdings Ltd.	755,100	10,733,496
Xinyi Automobile Glass Hong Kong Enterprises Ltd.[b]	1	—
Xinyi Glass Holdings Ltd.	7,412,000	7,172,781

		225,564,110
IRELAND — 0.92%
C&C Group PLC	1,583,515	5,434,532
Glanbia PLC	751,032	14,514,834
Green REIT PLC	2,340,648	4,117,374
Hibernia REIT PLC	3,189,774	5,480,992
Irish Continental Group PLC	661,923	4,410,733
Kingspan Group PLC	585,415	24,483,052
Origin Enterprises PLC	519,580	4,115,936
Permanent TSB Group Holdings PLC[b]	655,990	1,497,823
Smurfit Kappa Group PLC	907,903	27,081,424

		91,136,700
ISRAEL — 1.52%
Africa Israel Properties Ltd.[b]	104,285	2,476,417
Airport City Ltd.[b]	474,095	6,076,169
Alony Hetz Properties & Investments Ltd.	475,903	4,919,219
Amot Investments Ltd.	501,615	2,956,543
B Communications Ltd.[b]	52,262	811,579
Bayside Land Corp.	4,400	2,054,708
Caesarstone Ltd.[b]	90,184	2,552,207
Cellcom Israel Ltd.[b]	232,701	2,249,344
Clal Insurance Enterprises Holdings Ltd.[b]	154,971	2,973,084
CyberArk Software Ltd.[b]	105,615	4,474,908
Delek Automotive Systems Ltd.	191,361	1,437,178
Delek Group Ltd.	9,786	1,606,121
Electra Ltd./Israel	12,213	2,779,797
First International Bank of Israel Ltd.	163,715	3,108,283
Gazit-Globe Ltd.	294,373	2,798,655
Harel Insurance Investments & Financial Services Ltd.	553,570	3,781,667
IDI Insurance Co. Ltd.	35,580	2,385,138
Israel Discount Bank Ltd. Class Ab	4,036,250	10,720,913
Ituran Location and Control Ltd.	156,345	5,550,247
Jerusalem Oil Exploration[b]	96,182	5,166,303
Kenon Holdings Ltd./Singapore[b]	108,340	1,865,522
Kornit Digital Ltd.[b]	110,652	1,720,639
Matrix IT Ltd.	353,626	3,887,325
Mazor Robotics Ltd.[b]	158,995	5,013,051
Melisron Ltd.	106,314	5,547,487
Menora Mivtachim Holdings Ltd.	190,454	2,356,533
Naphtha Israel Petroleum Corp. Ltd.	472,336	2,746,402
Norstar Holdings Inc.	95,576	1,715,780
Oil Refineries Ltd.	3,794,271	1,949,676
Orbotech Ltd.[b]	153,365	6,858,483
Partner Communications Co. Ltd.[b]	401,116	2,135,184
Paz Oil Co. Ltd.	23,499	3,838,070
Phoenix Holdings Ltd. (The)[b]	508,254	2,517,810

Security	Shares	Value
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	73,008	$3,573,151
Sapiens International Corp. NVb	141,117	1,947,298
Shikun & Binui Ltd.	688,202	1,628,188
Shufersal Ltd.	623,897	3,966,145
SodaStream International Ltd.[b]	68,209	4,342,867
Strauss Group Ltd.	151,701	3,084,867
Tower Semiconductor Ltd.[b]	319,943	10,605,708
Wix.com Ltd.[a,b]	123,451	8,616,880

		150,795,546
ITALY — 4.00%
A2A SpA	5,627,395	9,669,559
ACEA SpA	175,116	2,851,939
Amplifon SpA	281,415	4,274,960
Anima Holding SpA[d]	1,054,196	8,019,399
Astaldi SpA[a]	204,067	1,414,481
Autogrill SpA	674,880	8,829,042
Azimut Holding SpA[a]	407,503	8,051,261
Banca Carige SpA[a,b]	3,632,335	885,227
Banca Generali SpA	263,082	8,667,180
Banca IFIS SpA	92,464	5,042,183
Banca Mediolanum SpA	1,044,196	8,898,230
Banca Monte dei Paschi di Siena SpA[a,b]	148,544	816,779
Banca Popolare di Sondrio SCPA	1,919,506	7,598,364
Banco BPM SpA[a,b]	5,506,255	19,205,047
Beni Stabili SpA SIIQ	6,285,202	5,564,679
Biesse SpA	73,012	3,255,918
BPER Banca[a]	1,816,684	8,854,791
Brembo SpA	541,905	8,951,723
Buzzi Unicem SpA[a]	408,669	11,392,568
Cairo Communication SpA[a]	320,622	1,624,762
Cerved Information Solutions SpA	714,355	9,195,675
CIR-Compagnie Industriali Riunite SpA	3,936,883	5,916,290
Credito Emiliano SpA	183,851	1,611,683
Danieli & C Officine Meccaniche SpA RSP	269,187	4,478,056
Datalogic SpA	76,635	3,045,202
Davide Campari-Milano SpA	2,781,576	22,293,930
De’ Longhi SpA	225,896	7,407,884
DiaSorin SpA	108,339	9,856,963
Ei Towers SpA	53,788	3,145,548
Enav SpA[d]	987,531	4,705,235
ERG SpA	223,866	3,742,375
Esprinet SpA[a]	120,589	578,216
Fincantieri SpA[a,b]	1,860,192	2,314,389
FinecoBank Banca Fineco SpA	1,264,826	11,831,875
GEDI Gruppo Editoriale SpA[b]	1,481,976	1,318,991
Geox SpA[a]	380,217	1,661,002
Hera SpA	3,321,141	10,686,076
Industria Macchine Automatiche SpA	56,437	5,062,463
Infrastrutture Wireless Italiane SpA[d]	747,849	5,109,627
Interpump Group SpA	314,581	10,594,680
Iren SpA	2,326,603	6,401,908
Italgas SpA	1,748,303	10,213,977
Italmobiliare SpA	52,990	1,425,979
Juventus Football Club SpA[a,b]	5,987,408	5,210,348
La Doria SpA	95,153	1,804,613
Maire Tecnimont SpA[a]	631,635	3,543,724
MARR SpA	320,656	8,191,912

340

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Mediaset SpA[a,b]	2,284,398	$8,393,454
Moncler SpA	591,751	16,806,604
OVS SpA[d]	455,287	3,405,082
Piaggio & C SpA	654,074	2,139,593
RAI Way SpA[d]	370,791	2,248,315
Reply SpA	167,100	8,884,425
Safilo Group SpA[a,b]	136,003	859,519
Salini Impregilo SpA[a]	828,860	3,505,057
Salvatore Ferragamo SpA[a]	205,479	5,395,462
Saras SpA	1,560,838	4,167,539
Societa Cattolica di Assicurazioni SC	616,514	6,682,925
Tod’s SpA[a]	55,315	3,679,479
Unione di Banche Italiane SpA[a]	3,701,564	17,386,535
Unipol Gruppo SpA	1,941,601	8,762,476
Yoox Net-A-Porter Group SpA[a,b]	222,844	8,333,227

		395,866,405
JAPAN — 29.86%
77 Bank Ltd. (The)	300,600	7,589,733
Achilles Corp.	139,900	2,809,573
Activia Properties Inc.	2,272	8,897,650
Adastria Co. Ltd.	183,480	3,985,115
ADEKA Corp.	370,600	6,366,375
Advance Residence Investment Corp.	5,244	12,335,837
Advantest Corp.	601,300	13,594,471
Aeon Delight Co. Ltd.	71,600	2,665,388
AEON REIT Investment Corp.	5,220	5,255,373
Ai Holdings Corp.	216,800	5,300,276
Aica Kogyo Co. Ltd.	216,800	7,536,390
Aida Engineering Ltd.	293,700	3,406,641
Aiful Corp.[a,b]	1,278,700	4,422,504
Ain Holdings Inc.	98,600	6,724,897
Akebono Brake Industry Co. Ltd.[b]	646,500	2,190,465
Alpine Electronics Inc.	216,800	4,777,499
Amano Corp.	216,800	5,307,908
Anicom Holdings Inc.[a]	150,300	3,879,520
Anritsu Corp.	601,300	5,625,116
Aoyama Trading Co. Ltd.	227,200	8,397,782
Arcs Co. Ltd.	217,700	4,854,808
Ardepro Co. Ltd.[a]	1,112,800	1,008,698
Ariake Japan Co. Ltd.	84,100	6,416,853
Asahi Diamond Industrial Co. Ltd.	293,700	2,838,006
Asahi Holdings Inc.	95,900	2,074,472
Asahi Intecc Co. Ltd.[a]	304,900	17,602,253
Asatsu-DK Inc.	139,900	4,604,647
ASKA Pharmaceutical Co. Ltd.	139,900	2,645,825
ASKUL Corp.[a]	71,600	1,921,852
Autobacs Seven Co. Ltd.	293,700	5,035,005
Avex Group Holdings Inc.	214,400	2,954,769
Awa Bank Ltd. (The)	1,494,000	10,071,319
Azbil Corp.	382,800	16,642,014
Bank of Iwate Ltd. (The)	71,600	2,933,187
Bank of Nagoya Ltd. (The)[a]	149,400	5,929,719
Benefit One Inc.[a]	300,600	5,751,161
Bic Camera Inc.	370,600	4,539,956
Broadleaf Co. Ltd.	293,700	2,403,775

Security	Shares	Value
Bunka Shutter Co. Ltd.	371,500	$3,154,955
Canon Marketing Japan Inc.	216,800	5,433,833
Capcom Co. Ltd.	293,700	7,420,687
Central Glass Co. Ltd.	145,000	3,224,633
Chiyoda Corp.[a]	732,200	4,310,849
Ci:z Holdings Co. Ltd.	163,200	5,989,123
Citizen Watch Co. Ltd.	974,700	7,102,452
CKD Corp.	293,700	5,743,214
Clarion Co. Ltd.	716,000	2,709,496
Colowide Co. Ltd.[a]	293,700	5,492,498
Comforia Residential REIT Inc.	2,937	6,014,608
COMSYS Holdings Corp.	447,500	11,267,249
COOKPAD Inc.[a]	216,800	1,446,224
Cosmo Energy Holdings Co. Ltd.	293,700	6,694,385
Cosmos Pharmaceutical Corp.	39,600	8,221,104
CyberAgent Inc.	447,500	13,783,772
Daido Steel Co. Ltd.	115,900	7,292,836
Daifuku Co. Ltd.	449,300	21,786,878
Daihen Corp.	716,000	6,427,176
Daiichikosho Co. Ltd.	149,400	7,020,998
Daikokutenbussan Co. Ltd.	78,900	3,582,892
Daikyo Inc.	139,900	2,680,298
Daio Paper Corp.[a]	370,600	4,429,066
Daiseki Co. Ltd.	139,900	3,435,017
Daishi Bank Ltd. (The)	227,200	11,057,080
Daiwa Office Investment Corp.	1,494	7,257,661
Daiwabo Holdings Co. Ltd.	139,900	5,534,194
DCM Holdings Co. Ltd.	370,600	3,391,921
Denka Co. Ltd.	300,600	9,960,037
Descente Ltd.	216,800	3,003,108
Dexerials Corp.	216,800	2,436,448
DIC Corp.	305,000	11,246,590
Digital Garage Inc.[a]	191,800	4,106,745
Dip Corp.	139,900	3,400,544
DMG Mori Co. Ltd.	447,500	8,924,008
Dowa Holdings Co. Ltd.	145,000	6,067,720
Duskin Co. Ltd.	293,700	8,012,585
Ebara Corp.	305,000	10,897,650
EDION Corp.[a]	447,500	4,505,324
en-japan Inc.	157,600	6,047,135
Euglena Co. Ltd.[a,b]	325,800	3,288,679
Exedy Corp.	216,800	6,448,860
Ezaki Glico Co. Ltd.	161,000	8,912,171
F@N Communications Inc.	351,700	3,624,401
Fancl Corp.	218,600	5,736,735
Financial Products Group Co. Ltd.	293,700	3,385,963
FP Corp.	71,600	3,749,186
Frontier Real Estate Investment Corp.	1,494	5,857,406
Fudo Tetra Corp.	1,512,400	2,568,804
Fuji Machine Manufacturing Co. Ltd.	370,600	7,054,544
Fuji Oil Holdings Inc.	293,700	7,883,349
Fuji Seal International Inc.	228,100	7,457,463
Fuji Soft Inc.	139,900	4,229,134
Fujibo Holdings Inc.	71,600	2,252,662
Fujikura Ltd.	1,524,100	13,171,400
Fujimi Inc.	150,300	3,706,245
Fujitec Co. Ltd.	291,300	4,306,820
Fujitsu General Ltd.	236,200	4,496,177
Fukuoka REIT Corp.	3,828	5,433,921
Funai Electric Co. Ltd.[a]	217,700	1,760,682

341

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Funai Soken Holdings Inc.	163,440	$5,976,355
Furukawa Co. Ltd.	139,900	2,521,475
Furukawa Electric Co. Ltd.	382,700	23,171,486
Futaba Industrial Co. Ltd.	569,400	5,487,046
Fuyo General Lease Co. Ltd.	71,600	4,656,552
Geo Holdings Corp.[a]	217,700	3,534,775
Global One Real Estate Investment Corp.	1,494	4,917,328
Glory Ltd.	305,000	11,327,114
GLP J-REIT	10,645	10,689,030
GMO Internet Inc.[a]	293,700	4,505,140
GMO Payment Gateway Inc.	71,600	5,217,355
Gree Inc.	447,500	3,020,615
GS Yuasa Corp.	1,494,000	7,454,880
GungHo Online Entertainment Inc.[a]	1,524,000	4,090,645
Gunma Bank Ltd. (The)	1,143,000	7,302,807
Gunze Ltd.	71,600	3,245,094
Gurunavi Inc.	139,900	1,798,767
H2O Retailing Corp.	370,600	6,806,673
Hanwa Co. Ltd.	300,600	11,335,660
Harmonic Drive Systems Inc.[a]	149,400	7,730,987
Haseko Corp.	1,139,600	16,447,628
Hazama Ando Corp.	755,100	6,126,922
Heiwa Corp.	217,700	4,002,247
Heiwa Real Estate Co. Ltd.	293,700	5,089,284
Heiwa Real Estate REIT Inc.	6,049	4,876,251
HIS Co. Ltd.	216,800	7,240,658
Hitachi Capital Corp.	216,800	5,260,209
Hitachi Kokusai Electric Inc.	216,800	5,981,413
Hitachi Zosen Corp.	744,600	3,905,497
Hogy Medical Co. Ltd.	149,400	10,215,946
Hokkaido Electric Power Co. Inc.[b]	755,100	5,920,920
Hokkoku Bank Ltd. (The)	227,200	10,337,270
Hokuetsu Kishu Paper Co. Ltd.	601,300	3,836,509
Hokuhoku Financial Group Inc.	447,500	7,321,152
Hokuriku Electric Power Co.[a]	315,000	2,772,155
Horiba Ltd.	149,400	8,822,265
Hoshino Resorts REIT Inc.[a]	466	2,243,263
Hosiden Corp.	370,600	6,356,591
House Foods Group Inc.	293,700	8,697,531
Hulic Reit Inc.	3,706	5,169,418
Hyakugo Bank Ltd. (The)	1,527,300	7,110,285
Hyakujushi Bank Ltd. (The)	2,272,000	8,197,835
Ibiden Co. Ltd.	370,600	6,141,334
IBJ Leasing Co. Ltd.	139,900	3,635,701
Ichigo Inc.[a]	1,049,800	3,713,980
Ichigo Office REIT Investment	6,940	4,495,151
IDOM Inc.[a]	293,700	2,129,797
Iino Kaiun Kaisha Ltd.	645,300	3,021,206
Inabata & Co. Ltd.	293,700	4,231,162
Industrial & Infrastructure Fund Investment Corp.	1,494	6,094,068
Ines Corp.	294,600	2,742,997
Infomart Corp.[a]	448,400	3,362,112
Internet Initiative Japan Inc.	139,900	2,921,611
Invesco Office J-Reit Inc.	3,801	3,475,525
Invincible Investment Corp.	14,490	5,878,632
Iriso Electronics Co. Ltd.	146,900	8,222,160
Iseki & Co. Ltd.	139,900	3,096,440

Security	Shares	Value
Ishihara Sangyo Kaisha Ltd.[b]	370,600	$5,537,964
Ito EN Ltd.	227,200	7,927,906
Itochu Techno-Solutions Corp.	228,100	8,832,527
Itoham Yonekyu Holdings Inc.	526,200	5,005,916
Itoki Corp.	293,700	2,246,108
Iwatani Corp.	145,000	4,351,404
Iyo Bank Ltd. (The)	909,700	7,781,646
Izumi Co. Ltd.	227,200	11,736,900
J Trust Co. Ltd.[a]	293,700	2,150,474
Jaccs Co. Ltd.	145,000	3,604,902
Jafco Co. Ltd.	149,400	7,323,401
Japan Communications Inc.[a,b]	1,116,300	1,306,591
Japan Display Inc.[a,b]	1,812,800	3,876,709
Japan Excellent Inc.	6,013	7,064,468
Japan Hotel REIT Investment Corp.	14,481	9,570,739
Japan Lifeline Co. Ltd.	139,900	6,697,668
Japan Logistics Fund Inc.	4,475	8,033,970
Japan Petroleum Exploration Co. Ltd.	139,900	2,867,439
Japan Rental Housing Investments Inc.	7,718	5,338,685
Japan Securities Finance Co. Ltd.	897,200	5,005,939
Japan Steel Works Ltd. (The)	293,700	7,405,179
JINS Inc.[a]	149,300	7,752,090
Juroku Bank Ltd. (The)	227,200	7,617,988
JVC Kenwood Corp.	744,680	2,326,511
K’s Holdings Corp.[a]	370,620	8,473,737
kabu.com Securities Co. Ltd.	1,049,800	3,325,953
Kadokawa Dwango[a,b]	229,467	2,635,347
Kagome Co. Ltd.	447,500	14,847,091
Kaken Pharmaceutical Co. Ltd.	118,000	5,960,750
Kanamoto Co. Ltd.	71,600	2,334,577
Kanematsu Corp.	281,600	3,682,633
Kawasaki Kisen Kaisha Ltd.[a,b]	370,600	9,627,838
Keihin Corp.	139,900	2,552,255
Keiyo Bank Ltd. (The)	2,272,000	11,037,085
Kenedix Inc.	1,049,800	6,106,819
Kenedix Office Investment Corp.	1,494	8,020,241
Kenedix Residential Investment Corp.	1,399	3,582,760
Kenedix Retail REIT Corp.	2,168	4,281,433
Kewpie Corp.	447,500	11,113,658
Kinden Corp.	755,100	12,692,432
Kintetsu World Express Inc.	139,900	2,394,663
Kitz Corp.	744,600	6,343,156
Kiyo Bank Ltd. (The)	447,500	7,648,024
Koa Corp.	293,700	6,099,903
Kobayashi Pharmaceutical Co. Ltd.	311,600	17,934,208
Kokuyo Co. Ltd.	370,600	6,614,246
Komeri Co. Ltd.	216,800	6,458,400
Komori Corp.	216,800	3,037,451
Konishi Co. Ltd.	217,700	3,768,511
Kumagai Gumi Co. Ltd.	149,400	4,720,109
KYB Corp.	71,600	4,618,745
Kyodo Printing Co. Ltd.	80,000	2,661,269
KYORIN Holdings Inc.	216,800	4,434,068
Kyowa Exeo Corp.	370,600	8,026,460
Kyudenko Corp.	163,700	7,217,610
Laox Co. Ltd.[a,b]	216,800	904,367
LaSalle Logiport REIT	6,040	5,692,898
Leopalace21 Corp.	985,800	7,322,144
Lifull Co. Ltd.[a]	295,500	2,259,874
Lintec Corp.	139,900	3,865,933

342

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Macnica Fuji Electronics Holdings Inc.	170,350	$3,541,025
Maeda Corp.	732,200	9,150,084
Maeda Kosen Co. Ltd.	218,600	3,776,395
Maeda Road Construction Co. Ltd.	205,000	4,396,594
Makino Milling Machine Co. Ltd.	716,000	6,691,824
Maruha Nichiro Corp.	305,000	9,381,105
Marusan Securities Co. Ltd.	447,500	4,076,058
Marvelous Inc.[a]	217,700	2,049,978
Matsui Securities Co. Ltd.	447,500	3,737,371
Matsumotokiyoshi Holdings Co. Ltd.	149,400	10,702,420
Matsuya Co. Ltd.	216,800	2,316,247
MCUBS MidCity Investment Corp.	2,272	7,528,012
MEGMILK SNOW BRAND Co. Ltd.	216,800	6,048,191
Meidensha Corp.[a]	716,000	2,810,314
Meitec Corp.	227,200	11,057,080
Micronics Japan Co. Ltd.[a]	139,900	1,381,394
Ministop Co. Ltd.	218,600	4,424,712
Mirait Holdings Corp.	293,700	3,809,855
Misawa Homes Co. Ltd.	216,800	1,917,487
Mitsuba Corp.	139,900	2,310,942
Mitsubishi Steel Manufacturing Co. Ltd.	216,800	5,361,331
Mitsui Engineering & Shipbuilding Co. Ltd.	293,700	3,812,439
Mitsui Mining & Smelting Co. Ltd.	305,000	15,755,962
Miura Co. Ltd.	370,600	8,659,183
Mizuno Corp.	300,600	8,505,051
Modec Inc.	71,600	1,643,341
Monex Group Inc.	897,270	2,842,711
MonotaRO Co. Ltd.[a]	305,000	8,347,707
Mori Hills REIT Investment Corp.	6,013	7,016,842
Mori Trust Sogo REIT Inc.	4,475	6,383,855
Morinaga & Co. Ltd./Japan	159,600	9,087,494
Morinaga Milk Industry Co. Ltd.	145,000	5,563,672
MOS Food Services Inc.	227,200	6,938,168
Musashino Bank Ltd. (The)	227,200	7,318,067
Nachi-Fujikoshi Corp.	716,000	4,373,000
Nagase & Co. Ltd.	524,400	8,856,144
Nakanishi Inc.	71,600	3,238,793
Namura Shipbuilding Co. Ltd.	293,700	1,809,293
Nankai Electric Railway Co. Ltd.	456,200	11,747,260
NanoCarrier Co. Ltd.[a,b]	217,700	1,411,994
Nanto Bank Ltd. (The)	149,400	4,194,192
NET One Systems Co. Ltd.	483,800	5,965,007
NHK Spring Co. Ltd.	806,000	9,136,038
Nichi-Iko Pharmaceutical Co. Ltd.[a]	216,800	3,350,355
Nichicon Corp.	370,600	4,647,584
Nichiha Corp.	149,400	5,995,459
Nichirei Corp.	524,400	13,438,817
Nifco Inc./Japan	227,200	14,796,093
Nihon Kohden Corp.	370,600	8,196,056
Nihon M&A Center Inc.	305,000	14,521,253
Nihon Nohyaku Co. Ltd.	363,100	2,093,026
Nihon Parkerizing Co. Ltd.	601,300	9,773,837
Nihon Unisys Ltd.	293,700	4,848,906
Nikkiso Co. Ltd.	370,600	3,457,150
Nikkon Holdings Co. Ltd.	447,500	11,405,087
Nippo Corp.	154,000	3,205,227
Nippon Accommodations Fund Inc.	1,494	5,765,370

Security	Shares	Value
Nippon Gas Co. Ltd.	149,400	$4,720,109
Nippon Kayaku Co. Ltd.	732,200	11,585,810
Nippon Light Metal Holdings Co. Ltd.	2,569,600	7,507,764
Nippon Paper Industries Co. Ltd.	370,600	7,357,860
Nippon Parking Development Co. Ltd.	1,795,600	2,623,159
NIPPON REIT Investment Corp.	2,368	6,783,279
Nippon Seiki Co. Ltd.	216,600	4,990,397
Nippon Sharyo Ltd.[a,b]	1,494,000	4,207,340
Nippon Sheet Glass Co. Ltd.[b]	370,600	2,951,624
Nippon Shinyaku Co. Ltd.	179,600	12,676,159
Nippon Shokubai Co. Ltd.	149,400	11,188,894
Nippon Soda Co. Ltd.	1,493,000	9,289,369
Nippon Steel & Sumikin Bussan Corp.	71,600	3,938,221
Nippon Suisan Kaisha Ltd.	1,126,100	6,838,062
Nipro Corp.	447,500	6,494,126
Nishi-Nippon Financial Holdings Inc.	601,300	6,948,050
Nishi-Nippon Railroad Co. Ltd.	300,600	8,002,420
Nishimatsu Construction Co. Ltd.	145,000	4,364,164
Nishimatsuya Chain Co. Ltd.	370,600	4,070,305
Nishio Rent All Co. Ltd.	149,400	5,186,861
Nissan Shatai Co. Ltd.	370,600	3,923,540
Nissha Co. Ltd.[a]	139,900	4,469,216
Nisshin OilliO Group Ltd. (The)	300,600	9,854,220
Nisshin Steel Co. Ltd.	370,600	5,368,368
Nisshinbo Holdings Inc.	518,400	6,177,186
Nissin Electric Co. Ltd.	216,800	2,642,506
Nitto Boseki Co. Ltd.	300,600	10,065,854
Nitto Kogyo Corp.	139,900	2,386,044
Noevir Holdings Co. Ltd.	83,200	5,000,933
NOF Corp.	365,200	10,477,444
Nojima Corp.	139,900	3,250,339
Nomura Co. Ltd.	216,800	4,508,478
North Pacific Bank Ltd.	1,848,600	6,165,796
NSD Co. Ltd.	485,940	9,703,405
NTN Corp.	2,288,200	10,994,959
Obara Group Inc.	71,600	4,120,954
Ogaki Kyoritsu Bank Ltd. (The)	227,200	6,448,297
Okasan Securities Group Inc.	716,000	4,373,000
Oki Electric Industry Co. Ltd.	293,700	4,078,664
Okinawa Electric Power Co. Inc. (The)	280,260	6,375,712
OKUMA Corp.	145,000	8,817,654
Okumura Corp.	145,000	5,531,770
OncoTherapy Science Inc.[a,b]	883,400	1,943,589
Open House Co. Ltd.	139,900	5,367,984
Orient Corp.[a]	1,736,500	2,796,616
Orix JREIT Inc.	9,867	13,554,860
OSG Corp.[a]	370,600	7,984,061
OSJB Holdings Corp.[a]	1,124,400	3,463,346
Pacific Metals Co. Ltd.[a,b]	71,600	2,132,940
Paramount Bed Holdings Co. Ltd.	71,600	3,141,125
Penta-Ocean Construction Co. Ltd.	1,278,700	8,406,133
PeptiDream Inc.[a,b]	305,000	9,636,100
Persol Holdings Co. Ltd.	608,200	14,997,592
Pigeon Corp.	477,100	16,815,854
Pilot Corp.	149,400	7,507,472
Pioneer Corp.[a,b]	1,398,500	2,695,340
Premier Investment Corp.	6,791	5,994,344
Press Kogyo Co. Ltd.	744,600	4,141,399
Prima Meat Packers Ltd.	843,000	5,497,342
Proto Corp.	229,500	3,300,211

343

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Qol Co. Ltd.	139,900	$2,564,567
Raito Kogyo Co. Ltd.	291,300	2,968,630
Relia Inc.	216,800	2,541,385
Relo Group Inc.	474,500	11,717,390
Rengo Co. Ltd.	755,100	4,924,132
Resorttrust Inc.	370,600	7,256,754
Ricoh Leasing Co. Ltd.	71,600	2,564,569
Ringer Hut Co. Ltd.	216,800	4,693,549
Riso Kagaku Corp.	139,900	2,669,218
Rohto Pharmaceutical Co. Ltd.	370,600	8,515,679
Round One Corp.	447,500	5,765,555
Ryobi Ltd.	145,000	3,709,540
Ryosan Co. Ltd.	149,400	6,028,329
S Foods Inc.	103,000	3,906,803
Sac’s Bar Holdings Inc.[a]	217,700	2,645,813
Saizeriya Co. Ltd.	216,800	6,668,274
Sakata Seed Corp.	149,400	4,503,168
San-in Godo Bank Ltd. (The)	832,000	7,585,602
Sangetsu Corp.	216,800	3,970,437
Sanken Electric Co. Ltd.	716,000	4,454,915
Sanki Engineering Co. Ltd.	293,700	3,352,362
Sankyo Tateyama Inc.	144,900	2,104,066
Sankyu Inc.	300,600	12,380,604
Sanwa Holdings Corp.	985,800	12,310,571
Sanyo Special Steel Co. Ltd.	145,000	3,701,883
Sapporo Holdings Ltd.	293,700	9,253,243
Sato Holdings Corp.	71,600	1,732,187
Sawai Pharmaceutical Co. Ltd.	149,400	8,454,123
SCREEN Holdings Co. Ltd.	149,400	11,583,332
SCSK Corp.	227,280	9,740,857
Seikagaku Corp.	217,700	3,942,855
Seiko Holdings Corp.	145,000	3,593,417
Seino Holdings Co. Ltd.	601,300	8,715,490
Seiren Co. Ltd.	295,500	5,110,072
Sekisui House Residential Investment Corp.	5,262	5,144,840
Senshu Ikeda Holdings Inc.	1,094,580	4,199,920
Septeni Holdings Co. Ltd.[a]	755,100	2,119,835
Seria Co. Ltd.[a]	174,000	9,892,106
Shibuya Corp.	71,600	2,731,550
Shiga Bank Ltd. (The)	1,494,000	8,506,715
Shikoku Electric Power Co. Inc.	680,000	8,844,847
Shima Seiki Manufacturing Ltd.	149,400	8,348,940
Shimachu Co. Ltd.	293,700	8,258,132
Shinko Electric Industries Co. Ltd.	286,800	2,183,244
Shinko Plantech Co. Ltd.	370,600	3,183,188
Shinmaywa Industries Ltd.	246,600	2,406,754
Ship Healthcare Holdings Inc.	139,900	4,352,253
SHO-BOND Holdings Co. Ltd.	71,600	4,385,602
Showa Corp.	293,700	3,822,778
Showa Denko KK	524,400	17,421,544
Sinanen Holdings Co. Ltd.	139,900	3,119,833
SKY Perfect JSAT Holdings Inc.	1,024,800	4,725,822
Skylark Co. Ltd.	409,200	6,103,969
SMS Co. Ltd.	158,400	4,746,563
Sodick Co. Ltd.	216,800	2,974,489
Sojitz Corp.	4,539,500	13,622,894
Sosei Group Corp.[a,b]	71,600	6,540,597

Security	Shares	Value
Sotetsu Holdings Inc.	456,200	$11,711,127
SPARX Group Co. Ltd.[a]	814,000	1,984,318
Square Enix Holdings Co. Ltd.	370,600	14,904,884
Star Micronics Co. Ltd.	293,700	5,143,562
Sugi Holdings Co. Ltd.	149,400	7,573,211
Sumco Corp.	832,000	18,063,399
Sumitomo Bakelite Co. Ltd.	1,494,000	12,082,953
Sumitomo Forestry Co. Ltd.	601,300	10,075,466
Sumitomo Mitsui Construction Co. Ltd.	636,780	3,900,369
Sumitomo Osaka Cement Co. Ltd.	1,494,000	6,810,631
Sumitomo Warehouse Co. Ltd. (The)	1,493,000	10,195,969
Tadano Ltd.	601,300	9,075,328
Taikisha Ltd.	71,600	2,073,079
Taiyo Yuden Co. Ltd.	447,500	7,711,036
Takara Bio Inc.[a]	216,800	2,877,184
Takara Holdings Inc.	755,100	7,343,004
Takara Leben Co. Ltd.	447,500	2,043,936
Takasago Thermal Engineering Co. Ltd.	216,800	3,802,538
Takeuchi Manufacturing Co. Ltd.	139,900	2,922,843
TechnoPro Holdings Inc.	149,400	6,836,927
Teikoku Sen-I Co. Ltd.	149,400	3,158,134
Tekken Corp.	71,600	2,391,288
TIS Inc.	370,600	11,447,734
Toagosei Co. Ltd.	903,400	11,655,235
TOC Co. Ltd.	601,300	5,360,529
Toda Corp.	1,494,000	12,109,249
Toho Bank Ltd. (The)	764,600	2,933,782
Toho Holdings Co. Ltd.	216,800	4,239,458
Toho Titanium Co. Ltd.[a]	216,800	1,938,474
Toho Zinc Co. Ltd.	71,600	3,459,333
Tokai Carbon Co. Ltd.	1,532,200	15,156,145
Tokai Rika Co. Ltd.	216,800	4,514,202
Tokai Tokyo Financial Holdings Inc.	897,200	5,827,102
Tokuyama Corp.	300,600	8,478,597
Tokyo Broadcasting System Holdings Inc.	139,900	2,826,810
Tokyo Century Corp.	227,200	9,847,399
Tokyo Dome Corp.	445,100	4,156,042
Tokyo Ohka Kogyo Co. Ltd.	149,400	5,423,524
Tokyo Seimitsu Co. Ltd.	227,200	8,937,640
Tokyo Steel Manufacturing Co. Ltd.	447,500	3,843,703
Tokyo TY Financial Group Inc.	94,444	2,526,707
Tokyotokeiba Co. Ltd.	71,600	2,170,747
Tokyu Construction Co. Ltd.	370,640	3,252,029
TOKYU REIT Inc.	5,244	6,156,381
TOMONY Holdings Inc.	1,126,100	5,381,258
Tomy Co. Ltd.	370,600	5,968,477
Topcon Corp.	370,600	7,772,065
Topre Corp.	216,800	6,353,463
Toridoll Holdings Corp.	139,900	4,493,840
Toshiba Machine Co. Ltd.	716,000	4,410,807
Toshiba Plant Systems & Services Corp.	158,000	2,714,213
Totetsu Kogyo Co. Ltd.	149,400	4,983,068
Toyo Construction Co. Ltd.	569,400	2,871,303
Toyo Corp./Chuo-ku	295,500	2,748,777
Toyo Ink SC Holdings Co. Ltd.	716,000	4,190,267
Toyo Kanetsu KK	71,600	2,706,345
Toyo Tire & Rubber Co. Ltd.	449,300	10,098,673
Toyobo Co. Ltd.	370,600	7,106,727
Toyota Boshoku Corp.	216,800	4,334,855
TPR Co. Ltd.	227,200	7,967,896

344

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Trusco Nakayama Corp.	149,400	$3,811,587
TS Tech Co. Ltd.	216,800	7,708,105
TSI Holdings Co. Ltd.	447,500	3,725,557
Tsubakimoto Chain Co.	716,000	6,105,817
Tsukuba Bank Ltd.	1,172,800	4,303,948
Tsukui Corp.	293,700	2,103,950
Tsumura & Co.	227,200	8,417,777
UACJ Corp.	150,394	4,394,157
Ube Industries Ltd.	370,600	11,300,968
Ulvac Inc.	227,200	15,975,781
Unipres Corp.	139,900	3,730,503
United Arrows Ltd.	149,400	5,574,725
United Super Markets Holdings Inc.	448,400	4,178,963
Unitika Ltd.[b]	524,400	4,601,133
Universal Entertainment Corp.[a]	71,600	2,328,276
Ushio Inc.	447,500	6,159,377
V Technology Co. Ltd.[a]	27,500	4,794,288
Valor Holdings Co. Ltd.	216,800	4,916,779
VT Holdings Co. Ltd.	417,600	2,256,503
W-Scope Corp.[a]	139,900	2,617,508
Wacoal Holdings Corp.	365,200	10,397,096
Wacom Co. Ltd.	668,300	3,252,397
Welcia Holdings Co. Ltd.	228,100	8,631,787
Xebio Holdings Co. Ltd.	216,800	4,130,705
Yahagi Construction Co. Ltd.	217,700	1,958,016
YAMABIKO Corp.	293,700	3,970,106
Yamato Kogyo Co. Ltd.	149,400	3,970,677
Yodogawa Steel Works Ltd.	277,400	8,080,560
Yokogawa Bridge Holdings Corp.	214,400	4,551,023
Yokohama Reito Co. Ltd.	538,400	5,107,764
Yondoshi Holdings Inc.	71,600	1,965,960
Yonex Co. Ltd.[a]	236,300	1,721,873
Yoshinoya Holdings Co. Ltd.	370,600	6,151,119
Yumeshin Holdings Co. Ltd.[a]	293,700	2,067,764
Zenkoku Hosho Co. Ltd.	227,200	9,297,545
Zenrin Co. Ltd.	139,900	4,413,812
Zensho Holdings Co. Ltd.	370,600	6,852,333
Zeon Corp.	732,200	9,684,912
ZERIA Pharmaceutical Co. Ltd.	217,700	3,801,081
Zojirushi Corp.[a]	216,800	1,951,830

		2,952,354,470
NETHERLANDS — 2.35%
Aalberts Industries NV	495,204	24,428,316
Accell Group	112,812	3,445,841
ASM International NV	195,560	13,104,069
ASR Nederland NV	540,269	22,154,399
BE Semiconductor Industries NV	149,301	11,731,456
BinckBank NV	507,766	2,587,909
Brunel International NVa	105,741	1,797,855
Corbion NV	320,685	10,718,067
Eurocommercial Properties NV	189,982	7,912,173
Flow Traders[d]	134,905	3,355,314
Fugro NV CVA[a,b]	245,807	3,168,494
IMCD Group NV	187,591	11,800,843
Intertrust NVd	194,112	2,984,926

Security	Shares	Value
InterXion Holding NVb	260,150	$13,889,409
Kendrion NV	84,460	3,696,575
Koninklijke BAM Groep NV	1,014,685	5,732,977
NSI NV	94,928	3,600,139
OCI NVa,b	267,780	6,352,868
Philips Lighting NVd	354,747	13,441,362
PostNL NV	1,677,541	7,154,514
Refresco Group NVd	267,990	6,197,069
Rhi Magnesita NVb	155,256	6,894,592
SBM Offshore NVa	657,731	11,738,547
SNS REAAL NVa,b,c	291,555	3
TKH Group NV	135,680	9,143,794
TomTom NVb	469,324	5,347,107
VastNed Retail NV	117,495	5,143,792
Wereldhave NV	135,412	6,154,546
Wessanen[a]	454,503	8,633,061

		232,310,017
NEW ZEALAND — 1.12%
a2 Milk Co. Ltd.[a,b]	2,575,430	15,296,471
Air New Zealand Ltd.	1,922,171	4,345,386
Argosy Property Ltd.	2,424,566	1,719,083
Chorus Ltd.	1,660,820	4,568,047
Fisher & Paykel Healthcare Corp. Ltd.	2,853,031	25,896,721
Freightways Ltd.	1,771,575	9,296,313
Genesis Energy Ltd.	929,753	1,560,472
Goodman Property Trust	2,602,778	2,335,774
Infratil Ltd.	2,027,158	4,464,687
Kiwi Property Group Ltd.	11,802,923	10,713,413
New Zealand Refining Co. Ltd. (The)	752,182	1,298,512
Precinct Properties New Zealand Ltd.	2,828,033	2,508,861
Sky Network Television Ltd.	1,513,721	2,592,437
SKYCITY Entertainment Group Ltd.	2,509,313	6,686,931
Trade Me Group Ltd.	1,490,190	4,604,056
Xero Ltd.[b]	272,939	6,432,006
Z Energy Ltd.	1,215,663	6,137,664

		110,456,834
NORWAY — 1.59%
Akastor ASA[a,b]	963,842	2,214,673
Aker ASA Class A	96,217	4,351,103
Aker BP ASA	416,237	9,553,931
Aker Solutions ASA[b]	575,558	3,152,875
Atea ASA	305,226	3,842,418
Austevoll Seafood ASA	457,956	4,575,698
Bakkafrost P/F	165,179	7,366,726
Borregaard ASA	417,763	4,020,929
BW LPG Ltd.[a,b,d]	549,662	2,060,418
DNO ASA[a,b]	2,916,780	3,529,269
Entra ASA[d]	264,857	3,641,747
Europris ASA[d]	591,757	2,690,495
Frontline Ltd./Bermuda[a]	269,186	1,645,009
Hexagon Composites ASA[a,b]	506,101	1,701,045
Hoegh LNG Holdings Ltd.[a]	201,718	1,596,358
IDEX ASA[a,b]	1,817,897	1,068,711
Kongsberg Automotive ASA[b]	2,736,230	3,213,822
Leroy Seafood Group ASA	1,050,486	6,298,885

345

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Nordic Nanovector ASA[a,b]	121,434	$1,240,773
Nordic Semiconductor ASA[a,b]	640,642	3,202,466
Norwegian Air Shuttle ASA[a,b]	136,643	3,857,849
Norwegian Property ASA	1,215,050	1,492,471
Ocean Yield ASA[a]	203,953	1,813,464
Opera Software ASA[a]	594,072	1,699,029
Petroleum Geo-Services ASA[a,b]	1,097,450	1,793,337
Protector Forsikring ASA[a]	273,920	2,979,611
Salmar ASA	197,849	5,892,983
Scatec Solar ASA[d]	333,527	1,915,908
Selvaag Bolig ASA	228,146	830,950
Sparebank 1 Nord Norge	344,285	2,714,086
SpareBank 1 SMN	882,694	9,143,147
Stolt-Nielsen Ltd.[a]	200,912	2,823,902
Storebrand ASA	1,790,520	15,307,798
Subsea 7 SA	923,172	15,491,697
TGS Nopec Geophysical Co. ASA	417,000	9,556,154
Thin Film Electronics ASA[a,b]	4,370,706	1,298,087
Wallenius Wilhelmsen Logistics[b]	377,010	2,161,084
XXL ASA[d]	482,233	5,186,632

		156,925,540
PORTUGAL — 0.39%
Altri SGPS SA	290,411	1,855,654
Banco Comercial Portugues SAa,b	38,196,606	11,413,515
CTT-Correios de Portugal SA	569,657	3,355,272
Mota-Engil SGPS SA	400,242	1,607,671
Navigator Co. SA (The)	1,352,509	6,899,575
NOS SGPS SA	996,512	5,971,601
REN — Redes Energeticas Nacionais SGPS SAa	758,286	2,408,937
Sonae SGPS SA	4,091,513	4,899,867

		38,412,092
SINGAPORE — 1.51%
Asian Pay Television Trust[a]	8,292,800	3,530,405
Boustead Singapore Ltd.	2,569,600	1,697,475
CapitaLand Retail China Trust	2,341,480	2,852,948
CDL Hospitality Trusts	4,539,500	5,447,800
COSCO Shipping International Singapore Co. Ltd.[a,b]	4,730,000	1,006,826
CWT Ltd.[a]	580,500	992,781
ESR-REIT[a]	7,725,700	3,147,213
Ezion Holdings Ltd.[a,b]	6,606,244	955,248
Far East Hospitality Trust[a]	4,555,400	2,340,561
First REIT	3,935,300	4,000,580
First Resources Ltd.	1,959,200	2,832,959
Frasers Centrepoint Trust[a]	2,264,400	3,606,685
Frasers Commercial Trust[a]	3,782,700	3,845,449
Hyflux Ltd.[a,b]	3,277,100	1,178,640
Indofood Agri Resources Ltd.	2,417,000	798,334
Japfa Ltd.[a]	2,500,500	1,082,865
Keppel DC REIT[a]	2,311,138	2,332,512
Keppel REIT[a]	5,302,500	4,573,134
Lippo Malls Indonesia Retail Trust[a]	8,482,500	2,708,373
M1 Ltd./Singapore[a]	1,507,600	1,991,838

Security	Shares	Value
Mapletree Commercial Trust	5,067,935	$5,784,380
Mapletree Greater China Commercial Trust[a]	8,406,200	7,249,916
Mapletree Industrial Trust	6,815,560	9,705,069
Mapletree Logistics Trust	8,311,690	7,747,979
Midas Holdings Ltd.[a,b]	7,736,300	1,192,471
Noble Group Ltd.[a,b]	4,692,140	998,767
OUE Hospitality Trust[a]	3,190,233	1,885,010
OUE Ltd.	897,200	1,356,600
Parkway Life REIT	1,437,300	3,006,683
Raffles Medical Group Ltd.[a]	3,251,600	2,696,938
RHT Health Trust[a]	2,577,400	1,589,119
Sheng Siong Group Ltd.[a]	2,885,600	2,001,536
SIIC Environment Holdings Ltd.[a]	5,332,860	2,074,586
Silverlake Axis Ltd.	3,845,640	1,679,504
Singapore Post Ltd.[a]	6,814,600	6,427,452
Soilbuild Business Space REIT	8,083,740	3,916,081
Starhill Global REIT[a]	5,455,100	3,083,109
United Engineers Ltd.	1,660,200	3,217,064
Venture Corp. Ltd.	1,370,300	19,603,015
Wing Tai Holdings Ltd.	4,095,400	7,214,445
Yanlord Land Group Ltd.	3,028,300	3,978,756
Yoma Strategic Holdings Ltd.[a]	4,617,000	1,982,490

		149,313,596
SPAIN — 2.26%
Abengoa SA Class Ba,b	73,317,134	1,024,929
Acciona SA	97,177	8,050,103
Acerinox SA	588,976	8,463,383
Almirall SAa	287,521	2,783,414
Applus Services SA	471,106	6,585,779
Atresmedia Corp. de Medios de Comunicacion SAa	371,234	3,814,377
Axiare Patrimonio SOCIMI SA	279,836	5,248,518
Bolsas y Mercados Espanoles SHMSF SAa	85,176	2,926,664
Cellnex Telecom SAa,d	585,613	14,541,302
Cia. de Distribucion Integral Logista Holdings SA	147,481	3,455,918
CIE Automotive SA	176,785	5,255,734
Codere SA/Spain[b]	4,227,360	1,871,372
Construcciones y Auxiliar de Ferrocarriles SA	120,909	4,979,151
Corp Financiera Alba SA	52,301	3,067,727
Ebro Foods SA	373,263	8,981,469
Ence Energia y Celulosa SA	613,768	3,560,745
Euskaltel SAd	419,240	3,358,194
Faes Farma SA	1,636,421	5,547,474
Fomento de Construcciones y Contratas SAb	247,533	2,628,722
Grupo Catalana Occidente SA	197,086	8,295,279
Hispania Activos Inmobiliarios SOCIMI SA	506,705	8,739,183
Indra Sistemas SAb	522,161	7,506,316
Inmobiliaria Colonial SOCIMI SA	860,361	8,187,605
Lar Espana Real Estate SOCIMI SA	406,520	3,989,400
Let’s GOWEX SAa,b,c	51,450	1
Liberbank SAa,b	2,068,492	956,647
Mediaset Espana Comunicacion SA	705,317	7,667,722
Melia Hotels International SA	404,887	5,542,159
Merlin Properties SOCIMI SA	1,071,521	14,142,880
Miquel y Costas & Miquel SA	62,643	2,269,552
NH Hotel Group SAa	930,516	5,886,145
Papeles y Cartones de Europa SA	629,256	6,538,821
Pharma Mar SAb	1,123,164	4,291,650
Promotora de Informaciones SAa,b	427,069	1,514,930

346

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Prosegur Cia. de Seguridad SA	1,021,684	$7,795,880
Saeta Yield SA	371,998	4,155,480
Talgo SAa,d	428,134	2,099,757
Tecnicas Reunidas SAa	119,784	3,855,555
Telepizza Group SAb,d	581,069	3,384,581
Tubacex SAb	1,018,501	3,618,833
Viscofan SA	143,310	8,678,008
Zardoya Otis SA	729,455	7,902,940

		223,164,299
SWEDEN — 5.07%
AAK AB	102,357	8,277,275
AF AB Class B	241,094	4,967,715
Ahlsell ABd	1,016,340	6,725,583
Alimak Group ABa,d	162,028	2,903,103
Avanza Bank Holding ABa	92,485	3,485,394
Axfood AB	434,281	7,853,764
Bergman & Beving AB Class B	134,142	1,526,198
Betsson AB	455,033	3,570,996
Bilia AB Class A	306,318	2,744,195
BillerudKorsnas AB	652,174	11,225,576
BioGaia AB Class B	73,018	2,655,818
Bonava AB Class B	388,055	5,650,386
Bravida Holding ABd	565,486	3,860,284
Bure Equity AB	285,833	3,533,734
Byggmax Group AB	321,471	2,188,758
Castellum AB	843,424	13,530,166
Clas Ohlson AB Class B	217,700	3,764,074
Cloetta AB Class B	968,857	3,275,120
Collector ABb	130,000	1,373,480
Com Hem Holding AB	621,973	9,338,733
Dometic Group ABd	1,068,051	9,287,622
Duni AB	207,780	3,096,175
Dustin Group ABd	300,181	2,689,216
Elekta AB Class B	1,448,471	13,927,938
Eltel ABa,b,d	582,155	1,654,995
Evolution Gaming Group ABd	120,587	8,649,573
Fabege AB	810,732	17,121,457
Fastighets AB Balder Class Ba,b	340,605	8,869,286
Fingerprint Cards AB Class Ba,b	1,390,694	3,436,950
Granges AB	309,864	3,210,863
Gunnebo AB	410,428	1,691,365
Haldex ABb	164,507	1,827,463
Hansa Medical ABb	82,695	2,341,040
Hemfosa Fastigheter AB	465,575	5,655,770
Hexpol AB	1,102,669	11,156,031
Hoist Finance ABa,d	315,774	3,319,252
Holmen AB Class B	199,375	9,799,901
Hufvudstaden AB Class A	371,569	6,116,033
Indutrade AB	318,063	8,821,786
Intrum Justitia ABa	380,577	13,337,788
Investment AB Oresund	160,681	2,543,089
Inwido AB	195,608	2,155,431
ITAB Shop Concept AB Class B	192,216	1,509,616
JM AB	311,668	8,223,735
KappAhl AB	329,078	2,397,783

Security	Shares	Value
Kindred Group PLC	925,938	$11,823,356
Kungsleden AB	955,473	6,819,264
Lindab International AB	364,738	3,006,154
Loomis AB Class B	298,697	11,984,558
Mekonomen AB	100,050	2,019,691
Modern Times Group MTG AB Class B	210,758	8,040,816
Mycronic ABa	309,723	3,681,101
NCC AB Class B	392,785	8,478,015
NetEnt AB	725,947	5,753,432
New Wave Group AB Class B	289,795	1,921,167
Nibe Industrier AB Class B	1,930,416	19,311,539
Nobia AB	569,454	4,673,008
Nolato AB Class B	93,536	5,184,154
Nordax Group ABd	407,990	2,417,199
Oriflame Holding AG	198,193	7,142,410
Pandox AB	256,780	4,680,550
Peab AB	950,978	9,229,432
Probi ABa	19,681	818,102
Ratos AB Class B	768,968	3,691,539
RaySearch Laboratories ABa,b	110,718	2,453,258
Recipharm AB Class Ba	209,623	2,566,516
Rezidor Hotel Group AB	626,747	2,245,922
Saab AB	241,857	12,358,922
SAS ABa,b	784,146	2,425,928
SkiStar AB	156,629	3,423,769
SSAB AB Class Ab	750,632	3,685,107
SSAB AB Class Bb	2,167,299	8,737,230
Svenska Cellulosa AB SCA Class B	2,365,279	22,206,805
Sweco AB Class B	283,461	6,064,152
Swedish Orphan Biovitrum ABa,b	640,300	9,483,886
Tethys Oil AB	240,750	1,775,761
Thule Group ABd	342,511	7,662,905
Tobii ABa,b	408,900	2,100,229
Trelleborg AB Class B	873,826	21,647,855
Vitrolife AB	63,084	5,041,114
Wallenstam AB Class B	626,574	5,852,754
Wihlborgs Fastigheter AB	225,250	5,348,874

		501,046,984
SWITZERLAND — 4.78%
Allreal Holding AG Registered	59,231	9,911,447
ams AGa	265,371	24,212,974
Arbonia AG Registered[b]	159,008	2,783,597
Aryzta AGa	274,488	8,720,942
Ascom Holding AG Registered	243,405	5,579,659
Autoneum Holding AG	17,365	4,694,891
Banque Cantonale Vaudoise Registered	9,858	7,095,822
Basilea Pharmaceutica AG Registered[a,b]	43,106	3,509,282
BKW AG	74,442	4,353,901
Bobst Group SA Registered	39,353	4,208,497
Bossard Holding AG	22,644	5,354,325
Bucher Industries AG Registered	24,933	9,767,593
Burckhardt Compression Holding AGa	15,076	4,495,727
Cembra Money Bank AG	87,877	7,881,424
Clariant AG Registered	1,016,974	25,607,993
Comet Holding AG Registered	37,916	5,964,315
COSMO Pharmaceuticals NVa	29,589	4,289,336
Daetwyler Holding AG Bearer	31,137	5,229,067
dormakaba Holding AG Class B	15,241	15,091,159

347

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
EFG International AG	331,958	$3,037,176
Emmi AG	9,858	6,161,250
Flughafen Zurich AG	79,872	17,387,865
Forbo Holding AG Registered	5,244	7,933,339
GAM Holding AG	721,909	11,261,722
Georg Fischer AG Registered	16,010	19,739,456
Helvetia Holding AG Registered	21,118	11,366,179
Huber & Suhner AG Registered	68,909	3,733,032
Idorsia Ltd.[b]	314,013	6,190,164
Implenia AG Registered	55,314	3,498,744
Inficon Holding AG Registered	8,239	5,120,446
Intershop Holdings AG	7,718	3,793,961
Kardex AG Bearer	28,748	3,426,226
Komax Holding AG Registered[a]	21,118	6,048,544
Kudelski SA Bearer[a]	218,388	2,683,841
Leonteq AGa,b	39,365	2,474,134
Logitech International SA Registered	565,093	20,204,569
Meyer Burger Technology AGa,b	2,590,971	4,834,677
Mobilezone Holding AG	264,778	3,307,069
Mobimo Holding AG Registered	26,459	6,689,073
Molecular Partners AGa,b	59,315	1,666,152
Newron Pharmaceuticals SpA[a,b]	72,027	1,004,389
OC Oerlikon Corp. AG Registered	665,879	10,688,266
Panalpina Welttransport Holding AG Registered[a]	56,840	7,829,185
PSP Swiss Property AG Registered	138,720	12,218,716
Rieter Holding AG Registered	19,592	4,585,487
Santhera Pharmaceuticals Holding AGa,b	34,510	1,197,879
Schmolz + Bickenbach AG Registered[b]	2,453,376	2,264,352
Schweiter Technologies AG Bearer	3,706	4,550,706
SFS Group AG	51,571	6,115,261
Siegfried Holding AG Registered	13,601	4,257,135
St Galler Kantonalbank AG Registered	10,498	4,744,531
Sulzer AG Registered	37,489	4,806,475
Sunrise Communications Group AGd	132,616	11,042,464
Swissquote Group Holding SA Registered	78,906	2,742,870
Tecan Group AG Registered	53,782	11,384,432
Temenos Group AG Registered	245,672	28,392,270
u-blox Holding AGa	29,511	5,796,804
Valiant Holding AG Registered	72,724	7,492,732
Valora Holding AG Registered	21,118	6,774,158
VAT Group AGd	78,376	10,213,726
Vontobel Holding AG Registered	102,235	6,364,047
VZ Holding AG	10,706	3,702,742
Ypsomed Holding AGa	16,620	2,896,162
Zehnder Group AG	59,147	2,171,730

		472,546,089
UNITED KINGDOM — 18.11%
888 Holdings PLC	770,186	2,564,082
AA PLC	2,760,550	6,279,643
Abcam PLC	779,761	10,303,068
Acacia Mining PLC	859,941	2,058,953
Advanced Medical Solutions Group PLC	1,480,264	6,811,212
Aggreko PLC	969,714	12,066,053
Aldermore Group PLC[b]	1,010,083	4,037,435
Allied Minds PLC[a,b]	1,167,961	2,714,241

Security	Shares	Value
Amerisur Resources PLC[a,b]	5,483,640	$1,419,991
AO World PLC[a,b]	1,129,621	1,650,089
Arrow Global Group PLC	896,421	5,038,380
Ascential PLC	1,222,738	5,470,366
Ashmore Group PLC	1,451,523	7,419,144
ASOS PLC[b]	204,734	15,488,813
Assura PLC	5,592,638	4,485,756
AVEVA Group PLC	281,356	9,426,607
B&M European Value Retail SA	2,697,094	14,229,728
Balfour Beatty PLC	2,589,121	9,420,737
BBA Aviation PLC	4,037,013	17,058,556
Beazley PLC	1,960,679	13,161,628
Bellway PLC	520,888	25,247,546
BGEO Group PLC	157,611	7,451,067
Big Yellow Group PLC	580,959	5,998,295
Bodycote PLC	844,821	10,512,022
boohoo.com PLC[b]	2,896,098	7,710,980
Booker Group PLC	6,435,625	17,194,940
Bovis Homes Group PLC	594,449	9,283,332
Brewin Dolphin Holdings PLC	1,181,923	5,543,599
Britvic PLC	946,257	9,512,331
BTG PLC[b]	1,592,306	15,943,359
Burford Capital Ltd.	738,761	12,164,874
Cairn Energy PLC[b]	2,311,651	6,489,470
Cairn Homes PLC[b]	2,837,486	5,892,106
Capital & Counties Properties PLC	3,198,112	11,292,600
Card Factory PLC	1,366,599	5,696,582
Carillion PLC[a]	1,633,261	986,845
Centamin PLC	4,548,963	8,414,833
Chemring Group PLC	1,563,096	3,580,607
Chesnara PLC	788,666	4,032,142
Cineworld Group PLC	792,420	6,992,498
Clinigen Healthcare Ltd.[b]	403,170	6,301,539
Close Brothers Group PLC	597,501	11,021,047
Conviviality PLC	879,629	4,967,362
Costain Group PLC	464,148	2,662,700
Countrywide PLC[a,b]	931,106	1,542,487
Crest Nicholson Holdings PLC	999,921	7,522,246
CVS Group PLC	277,486	5,232,526
CYBG PLC[a,b]	3,173,434	13,274,616
Daily Mail & General Trust PLC Class A NVS	1,138,872	10,488,257
Dairy Crest Group PLC[a]	822,757	6,637,428
Dart Group PLC	602,351	4,799,355
De La Rue PLC	551,599	5,127,474
Debenhams PLC	5,572,373	3,237,429
Dechra Pharmaceuticals PLC	361,827	9,878,842
Derwent London PLC	392,022	13,930,878
DFS Furniture PLC	775,260	2,151,670
Dialight PLC[a,b]	175,182	1,493,504
Dignity PLC	240,252	7,730,407
Diploma PLC	465,718	6,673,081
Domino’s Pizza Group PLC	2,172,546	9,685,059
Drax Group PLC	1,639,616	6,048,621
DS Smith PLC	3,353,761	23,203,409
Dunelm Group PLC	470,220	4,570,820
EI Group PLC[b]	2,569,273	4,588,962
Electrocomponents PLC	2,088,534	19,261,751
Elementis PLC	1,785,179	6,739,700
EMIS Group PLC	304,128	3,885,200
Empiric Student Property PLC	2,222,404	2,870,084

348

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Entertainment One Ltd.	1,593,872	$5,981,465
Equiniti Group PLC[d]	1,619,973	6,516,119
Essentra PLC	1,025,020	7,241,457
esure Group PLC	1,267,670	4,519,938
Evraz PLC	1,309,811	5,018,066
Faroe Petroleum PLC[b]	1,383,454	1,864,716
Fenner PLC	900,898	4,124,410
Ferrexpo PLC	1,134,986	3,831,316
Fevertree Drinks PLC	382,237	10,766,024
FirstGroup PLC[b]	4,743,037	6,928,371
Foxtons Group PLC[a]	1,306,739	1,375,213
Galliford Try PLC	331,224	5,366,160
Genus PLC	247,016	7,711,869
Go-Ahead Group PLC	205,530	4,830,927
Gocompare.Com Group PLC	1,690,201	2,283,782
Grafton Group PLC	928,227	10,138,462
Grainger PLC	1,469,850	5,434,057
Great Portland Estates PLC	1,193,026	9,846,298
Greencore Group PLC[a]	3,111,689	7,966,823
Greene King PLC[a]	1,249,966	8,980,022
Greggs PLC	497,698	8,420,101
GVC Holdings PLC	1,116,870	13,904,515
Halfords Group PLC	910,966	3,998,118
Halma PLC	1,666,495	26,157,934
Hansteen Holdings PLC	2,478,717	4,509,511
Hays PLC	5,484,783	13,576,484
Helical PLC	524,424	2,137,976
Hiscox Ltd.	1,253,063	23,762,004
Hochschild Mining PLC[a]	1,213,894	3,552,829
Homeserve PLC	1,211,883	13,775,787
Howden Joinery Group PLC	2,497,429	13,600,813
Hunting PLC[b]	560,437	3,896,058
Hurricane Energy PLC[a,b]	2,087,793	797,090
Ibstock PLC[d]	1,358,862	4,476,969
IG Group Holdings PLC	1,606,742	13,943,561
Imagination Technologies Group PLC[b]	1,446,361	3,466,856
Inchcape PLC	1,515,824	15,731,123
Indivior PLC[b]	2,976,919	14,690,097
Informa PLC	3,166,473	29,308,293
Intermediate Capital Group PLC	1,175,625	15,190,204
International Personal Finance PLC	1,224,451	3,288,606
Interserve PLC[a]	695,343	674,068
iomart Group PLC	670,995	3,160,994
ITE Group PLC	1,728,846	4,080,824
IWG PLC	2,928,340	8,376,241
J D Wetherspoon PLC[a]	539,899	8,926,143
J Sainsbury PLC	1	3
JD Sports Fashion PLC	1,666,692	7,914,707
Jimmy Choo PLC[b]	940,950	2,873,931
John Laing Group PLC[d]	1,498,339	5,682,641
John Menzies PLC	473,846	4,404,709
Jupiter Fund Management PLC	1,414,558	11,167,464
Just Eat PLC[a,b]	2,217,274	22,966,558
Just Group PLC	2,443,883	5,004,339
Kainos Group PLC	456,043	1,721,425
KAZ Minerals PLC[b]	956,922	10,331,159
Kcom Group PLC	3,613,043	5,157,789

Security	Shares	Value
Keller Group PLC	326,262	$4,057,479
Kier Group PLC	356,796	4,927,598
Ladbrokes Coral Group PLC	4,353,011	7,364,464
Laird PLC	2,111,225	4,569,872
Lancashire Holdings Ltd.	772,714	7,711,338
LondonMetric Property PLC	2,447,272	5,732,747
Lonmin PLC[a,b]	1,350,213	1,801,981
Lookers PLC	1,739,062	2,424,858
Majestic Wine PLC[a]	408,772	2,011,182
Man Group PLC	6,580,796	16,918,651
Marshalls PLC	883,573	5,593,318
Marston’s PLC	3,184,122	4,507,429
McCarthy & Stone PLC[d]	1,256,481	2,669,672
Melrose Industries PLC	7,370,280	21,522,423
Metro Bank PLC[a,b]	292,534	13,817,904
Mitchells & Butlers PLC	1,106,345	3,753,734
Mitie Group PLC[a]	1,447,767	4,556,475
Moneysupermarket.com Group PLC	2,184,507	9,425,081
Morgan Advanced Materials PLC	1,419,669	5,919,686
N Brown Group PLC	788,227	3,152,741
National Express Group PLC	1,857,980	9,067,349
NCC Group PLC	1,061,882	3,243,292
NewRiver REIT PLC	929,961	4,135,822
NEX Group PLC	1,256,358	10,585,881
NMC Health PLC	332,439	12,767,099
Northgate PLC	621,643	3,698,290
Ocado Group PLC[a,b]	2,210,359	8,444,708
OneSavings Bank PLC	960,910	5,180,727
Ophir Energy PLC[a,b]	2,819,640	2,443,184
Oxford Instruments PLC	269,692	3,404,099
P2P Global Investments PLC/Fund	369,108	3,855,087
Pagegroup PLC	1,316,757	8,178,148
Pantheon Resources PLC[a,b]	1,224,709	857,901
Paragon Banking Group PLC	1,186,871	7,489,657
Paysafe Group PLC[b]	1,863,711	14,503,010
Pennon Group PLC	1,523,980	16,068,736
Petra Diamonds Ltd.[a,b]	2,251,230	2,301,932
Petrofac Ltd.	1,007,037	5,607,280
Pets at Home Group PLC[a]	1,711,489	4,002,353
Phoenix Group Holdings	1,451,283	14,589,148
Playtech PLC	1,001,176	13,082,402
Plus500 Ltd.	374,635	5,099,342
Polypipe Group PLC	913,317	5,002,965
Premier Foods PLC[b]	4,623,933	2,410,089
Primary Health Properties PLC[a]	2,798,680	4,404,063
Purplebricks Group PLC[a,b]	854,377	4,127,000
PZ Cussons PLC	1,001,180	4,394,056
QinetiQ Group PLC	2,437,576	7,901,470
Rathbone Brothers PLC	119,297	4,057,150
Redde PLC	1,364,032	2,748,750
Redefine International PLC/Isle of Man	7,287,864	3,601,156
Redrow PLC	1,074,577	9,289,674
Renewi PLC	2,886,524	3,978,822
Renishaw PLC	151,022	9,937,241
Rentokil Initial PLC	7,542,444	33,633,707
Restaurant Group PLC (The)	956,319	3,856,821
Restore PLC[a]	545,092	3,901,580
Rightmove PLC	404,168	22,295,149
Rotork PLC	3,213,970	11,212,020
RPC Group PLC	1,522,222	19,052,032

349

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
RPS Group PLC	1,069,893	$4,180,602
SafeCharge International Group Ltd.[a]	642,774	2,633,270
Safestore Holdings PLC	816,130	4,824,990
Saga PLC	3,938,754	9,995,430
Savills PLC	541,870	6,713,650
Scapa Group PLC	633,540	4,046,701
Schroder REIT Ltd.	3,660,712	2,904,594
Senior PLC	1,693,753	6,484,503
Serco Group PLC[b]	4,248,040	6,577,625
Shaftesbury PLC	1,118,585	14,705,715
Sirius Minerals PLC[a,b]	15,871,512	5,648,525
Softcat PLC	591,047	4,210,888
SolGold PLC[a,b]	1,341,233	592,213
Sophos Group PLC[d]	1,259,342	10,385,257
Sound Energy PLC[a,b]	2,672,404	1,934,107
Spectris PLC	452,677	15,388,998
Spirax-Sarco Engineering PLC	259,327	19,457,101
Spire Healthcare Group PLC[d]	1,211,199	4,776,985
Sports Direct International PLC[a,b]	1,083,537	5,689,346
SSP Group PLC	2,164,486	16,814,835
ST Modwen Properties PLC	834,070	4,216,648
Stagecoach Group PLC	1,601,915	3,548,277
Stobart Group Ltd.	1,583,738	5,949,743
Stock Spirits Group PLC	1,074,715	3,596,465
SuperGroup PLC	221,644	5,456,921
Synthomer PLC	963,842	6,269,120
TalkTalk Telecom Group PLC[a]	1,507,409	4,273,768
Ted Baker PLC[a]	145,871	5,365,753
Telecom Plus PLC	303,664	4,919,660
Telford Homes PLC	442,383	2,414,472
Telit Communications PLC[a]	674,472	1,538,306
Thomas Cook Group PLC	6,477,608	10,305,129
TP ICAP PLC	2,075,738	15,009,021
Tritax Big Box REIT PLC	4,741,810	9,275,319
Tullow Oil PLC[a,b]	5,011,123	12,111,234
UBM PLC	1,396,736	13,048,494
UDG Healthcare PLC	1,284,610	15,771,034
Ultra Electronics Holdings PLC	309,379	7,493,723
UNITE Group PLC (The)	1,038,519	9,695,087
Vectura Group PLC[b]	3,474,689	4,614,216
Vedanta Resources PLC	222,763	2,626,866
Vesuvius PLC	1,137,521	8,882,162
Victrex PLC	316,870	10,090,490
Virgin Money Holdings UK PLC	918,625	3,559,635
WH Smith PLC	535,320	14,551,684
William Hill PLC	2,350,810	8,066,627
Workspace Group PLC	499,391	5,869,025
ZPG PLC[d]	1,264,409	5,876,755

		1,791,133,177

TOTAL COMMON STOCKS (Cost: $7,844,591,421)		9,779,110,268

Security	Shares	Value
PREFERRED STOCKS — 0.32%

GERMANY — 0.32%
Biotest AG, Preference Shares	105,287	$2,784,248
Draegerwerk AG & Co. KGaA, Preference Shares	27,222	3,128,415
Jungheinrich AG, Preference Shares	190,982	8,674,669
Sartorius AG, Preference Shares[a]	142,535	13,285,352
Sixt SE, Preference Shares	57,224	3,693,802

		31,566,486

TOTAL PREFERRED STOCKS (Cost: $20,187,666)		31,566,486

RIGHTS — 0.01%

SPAIN — 0.01%
Liberbank SA (Expires 11/10/17)[a,b]	2,047,468	737,026
Papeles y Cartones de Europa SA (Expires 11/16/17)[b]	622,864	255,413

		992,439

TOTAL RIGHTS (Cost: $1,500,861)		992,439

WARRANTS — 0.00%

SINGAPORE — 0.00%
Ezion Holdings Ltd. (Expires 04/24/20)[b]	2	—

		—
SPAIN — 0.00%
Abengoa SA (Expires 03/31/25)[a,b]	3,171,918	36,951

		36,951

TOTAL WARRANTS (Cost: $0)		36,951

SHORT-TERM INVESTMENTS — 7.12%

MONEY MARKET FUNDS — 7.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[e,f,g]	688,934,204	689,071,990

350

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[e,f]	15,125,623	$15,125,623

		704,197,613

TOTAL SHORT-TERM INVESTMENTS (Cost: $704,140,272)		704,197,613

TOTAL INVESTMENTS IN SECURITIES — 106.35% (Cost: $8,570,420,220)		10,515,903,757
Other Assets, Less Liabilities — (6.35)%		(628,136,949)

NET ASSETS — 100.00%		$9,887,766,808

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	650,750,606	38,183,598[a]	—	688,934,204	$689,071,990	$(18,370)	$(46,638)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,210,705	11,914,918[a]	—	15,125,623	15,125,623	—	—	23,538

					$704,197,613	$(18,370)	$(46,638)	$23,538

[a]	Net of shares purchased and sold.

351

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2017

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
MSCI EAFE E-Mini	685	Dec 2017	$68,753	$1,067,510

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$9,772,691,379	$6,316,781	$102,108	$9,779,110,268
Preferred stocks	31,566,486	—	—	31,566,486
Rights	992,439	—	—	992,439
Warrants	—	36,951	—	36,951
Money market funds	704,197,613	—	—	704,197,613

Total	$10,509,447,917	$6,353,732	$102,108	$10,515,903,757

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,067,510	$—	$—	$1,067,510

Total	$1,067,510	$—	$—	$1,067,510

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

352

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.86%

AUSTRALIA — 6.68%
Amcor Ltd./Australia	331,955	$4,031,700
AMP Ltd.	2,384,183	9,085,520
AusNet Services	1,642,991	2,229,781
Australia & New Zealand Banking Group Ltd.	2,384,253	54,697,532
Bank of Queensland Ltd.	316,346	3,240,579
Bendigo & Adelaide Bank Ltd.	381,755	3,331,047
BGP Holdings PLC[a,b]	2,256,851	26
Boral Ltd.	935,170	5,126,848
Caltex Australia Ltd.	80,589	2,116,981
Coca-Cola Amatil Ltd.	245,936	1,536,857
Commonwealth Bank of Australia	699,097	41,612,215
Dexus	811,820	6,081,464
Fortescue Metals Group Ltd.	1,264,299	4,498,022
GPT Group (The)	1,453,655	5,673,263
Harvey Norman Holdings Ltd.	440,214	1,275,879
LendLease Group	447,231	5,558,642
Macquarie Group Ltd.	263,047	19,836,339
Mirvac Group	2,987,162	5,519,880
National Australia Bank Ltd.	2,172,601	54,406,396
Orica Ltd.	200,440	3,207,456
QBE Insurance Group Ltd.	1,112,669	9,111,524
Rio Tinto Ltd.	346,827	18,468,812
Scentre Group	4,335,514	13,363,507
South32 Ltd.	4,318,044	11,157,599
Stockland	1,965,992	6,813,558
Suncorp Group Ltd.	1,047,134	10,903,247
Tabcorp Holdings Ltd.	670,820	2,309,437
Tatts Group Ltd.	733,491	2,345,226
Telstra Corp. Ltd.	3,399,968	9,228,517
Vicinity Centres	2,716,939	5,520,515
Westpac Banking Corp.	2,726,872	68,976,456
Woolworths Ltd.	366,154	7,265,774

		398,530,599
AUSTRIA — 0.45%
Erste Group Bank AG	242,398	10,417,055
OMV AG	120,924	7,266,095
Raiffeisen Bank International AGb	119,307	4,157,092
Voestalpine AG	96,113	5,288,753

		27,128,995
BELGIUM — 0.65%
Ageas	104,770	5,082,847
Groupe Bruxelles Lambert SA	32,981	3,541,668
KBC Group NV	203,311	16,889,569
Proximus SADP	126,312	4,195,165
Solvay SA	60,407	8,975,838

		38,685,087
DENMARK — 0.69%
AP Moller — Maersk A/S Class A	1,904	3,529,238

Security	Shares	Value
Danske Bank A/S	599,393	$22,868,068
Orsted A/Sc	153,741	8,616,582
TDC A/S	660,704	3,906,755
Tryg A/S	96,090	2,288,072

		41,208,715
FINLAND — 1.40%
Elisa OYJ	57,297	2,308,818
Fortum OYJ	376,625	7,998,399
Metso OYJ	59,526	2,164,252
Neste OYJ	105,382	5,871,838
Nokia OYJ	4,744,283	23,301,208
Nokian Renkaat OYJ	61,050	2,800,002
Sampo OYJ Class A	363,057	19,023,986
Stora Enso OYJ Class R	442,315	6,920,141
UPM-Kymmene OYJ	429,432	12,906,883

		83,295,527
FRANCE — 10.56%
Accor SA	70,480	3,516,996
AXA SA	1,576,009	47,606,742
BNP Paribas SA	912,133	71,235,984
Bollore SA	468,833	2,266,593
Bouygues SA	87,105	4,182,208
Carrefour SA	462,207	9,304,382
Casino Guichard Perrachon SA	44,074	2,517,653
Cie. Generale des Etablissements Michelin Class B	139,457	20,177,584
CNP Assurances	135,353	3,149,647
Credit Agricole SA	917,017	16,002,818
Electricite de France SA	453,174	5,933,877
Engie SA	1,483,838	25,081,942
Eurazeo SA	19,867	1,847,127
Eutelsat Communications SA	143,231	3,589,093
Fonciere des Regions	26,155	2,663,928
Gecina SA	38,505	6,248,496
ICADE	27,517	2,404,195
Imerys SA	28,877	2,630,332
Klepierre SA	116,466	4,632,693
Lagardere SCA	100,930	3,324,529
Natixis SA	757,028	5,936,949
Orange SA	1,619,231	26,568,860
Publicis Groupe SA	167,230	10,901,824
Renault SA	144,207	14,303,003
Sanofi	923,597	87,463,508
Schneider Electric SE	297,580	26,155,934
SCOR SE	137,693	5,717,652
SES SA	299,709	4,874,078
Societe Generale SA	623,764	34,734,053
TOTAL SA	1,908,867	106,450,168
Unibail-Rodamco SE	80,938	20,257,931
Vinci SA	408,001	39,949,027
Vivendi SA	298,684	7,420,074
Wendel SA	8,566	1,444,954

		630,494,834

353

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2017

Security	Shares	Value
GERMANY — 8.83%
Allianz SE Registered	371,134	$86,189,475
Axel Springer SE	15,607	1,052,702
BASF SE	747,004	81,470,207
Bayerische Motoren Werke AG	269,196	27,439,988
Daimler AG Registered	782,924	65,021,274
Deutsche Bank AG Registered	1,678,703	27,280,689
Deutsche Lufthansa AG Registered	186,078	5,939,540
Deutsche Telekom AG Registered	1,733,056	31,575,963
E.ON SE	1,803,040	21,277,572
Evonik Industries AG	131,308	4,784,815
Fraport AG Frankfurt Airport Services Worldwide	11,203	1,063,129
Hannover Rueck SE	49,451	6,201,495
Innogy SEc	119,204	5,547,724
K+S AG Registered[d]	155,224	3,764,843
MAN SE	10,546	1,165,654
METRO AGb	144,374	2,757,450
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	126,561	28,315,319
RTL Group SAb	33,149	2,459,512
RWE AGb	422,056	10,551,326
Siemens AG Registered	622,161	88,786,335
Telefonica Deutschland Holding AG	614,453	3,123,066
Volkswagen AG	23,631	4,388,112
Vonovia SE	378,472	16,648,419

		526,804,609
HONG KONG — 3.26%
BOC Hong Kong Holdings Ltd.	2,969,000	14,137,552
CK Asset Holdings Ltd.	1,072,000	8,814,479
CK Hutchison Holdings Ltd.	2,176,000	27,626,035
CK Infrastructure Holdings Ltd.	530,500	4,617,005
CLP Holdings Ltd.	1,360,000	13,832,192
First Pacific Co. Ltd./Hong Kong	1,632,000	1,242,544
Hang Lung Group Ltd.	763,000	2,679,664
Hang Lung Properties Ltd.	1,843,088	4,233,400
Hang Seng Bank Ltd.	616,300	14,590,301
Henderson Land Development Co. Ltd.	887,400	5,783,831
HK Electric Investments & HK Electric Investments Ltd.[c,d]	2,272,000	2,090,923
HKT Trust & HKT Ltd.	2,992,000	3,654,767
Hongkong Land Holdings Ltd.	443,100	3,212,475
Hysan Development Co. Ltd.	493,000	2,382,283
Jardine Matheson Holdings Ltd.	175,500	11,242,530
Kerry Properties Ltd.	516,500	2,323,714
Li & Fung Ltd.	4,766,000	2,400,777
New World Development Co. Ltd.	4,675,000	6,962,944
NWS Holdings Ltd.	1,303,000	2,635,461
PCCW Ltd.	3,463,000	1,908,649
Power Assets Holdings Ltd.	1,132,000	9,808,403
Shangri-La Asia Ltd.	496,000	986,685
Sino Land Co. Ltd.[d]	2,606,000	4,489,302
SJM Holdings Ltd.	1,492,000	1,281,294
Sun Hung Kai Properties Ltd.	1,168,000	19,102,874
Swire Pacific Ltd. Class A	395,000	3,900,991
Swire Properties Ltd.	944,400	3,189,641

Security	Shares	Value
Wharf Holdings Ltd. (The)	1,046,419	$9,516,192
Wheelock & Co. Ltd.	481,000	3,347,727
Yue Yuen Industrial Holdings Ltd.	666,000	2,552,411

		194,547,046
IRELAND — 0.06%
Bank of Ireland Group PLC[b]	469,540	3,680,153
Irish Bank Resolution Corp. Ltd.[a,b]	246,432	3

		3,680,156
ISRAEL — 0.40%
Azrieli Group Ltd.	12,103	683,104
Bank Hapoalim BM	863,270	6,110,691
Bank Leumi Le-Israel BM	417,759	2,310,401
Bezeq The Israeli Telecommunication Corp. Ltd.	1,690,052	2,524,157
Israel Chemicals Ltd.	419,387	1,748,786
Teva Pharmaceutical Industries Ltd. ADR	741,950	10,238,910

		23,616,049
ITALY — 3.44%
Assicurazioni Generali SpA	1,013,575	18,467,151
Enel SpA	6,700,928	41,568,257
Eni SpA	2,072,775	33,902,094
EXOR NV	86,630	5,555,625
Intesa Sanpaolo SpA	10,953,494	36,826,145
Mediobanca SpA	293,996	3,222,837
Poste Italiane SpA[c]	426,248	3,115,899
Saipem SpA[b,d]	533,792	2,243,602
Snam SpA	1,891,691	9,665,539
Telecom Italia SpA/Milano[b]	9,175,974	7,963,715
Tenaris SA	201,029	2,751,717
Terna Rete Elettrica Nazionale SpA	1,212,721	7,318,093
UniCredit SpA[b]	1,627,245	31,145,676
UnipolSai Assicurazioni SpA	803,059	1,829,884

		205,576,234
JAPAN — 23.21%
AEON Financial Service Co. Ltd.	106,100	2,266,168
Aeon Mall Co. Ltd.	49,300	874,237
Aisin Seiki Co. Ltd.	76,000	3,906,011
Ajinomoto Co. Inc.	160,300	3,211,502
Alfresa Holdings Corp.	49,300	937,581
Amada Holdings Co. Ltd.	130,300	1,606,533
ANA Holdings Inc.	103,300	3,950,909
Aozora Bank Ltd.	103,300	4,022,727
Asahi Glass Co. Ltd.	163,200	6,362,545
Asahi Kasei Corp.	1,002,200	12,074,380
Bank of Kyoto Ltd. (The)	44,800	2,334,031
Benesse Holdings Inc.	54,400	1,835,994
Bridgestone Corp.	535,300	25,391,772
Canon Inc.	864,800	32,292,057
Central Japan Railway Co.	114,000	20,636,980
Chiba Bank Ltd. (The)	571,000	4,331,620
Chubu Electric Power Co. Inc.	353,600	4,533,972
Chugoku Bank Ltd. (The)	133,200	1,890,800

354

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2017

Security	Shares	Value
Chugoku Electric Power Co. Inc. (The)	129,800	$1,440,445
Concordia Financial Group Ltd.	1,009,900	5,288,133
Credit Saison Co. Ltd.	136,000	2,721,676
Dai Nippon Printing Co. Ltd.	198,900	4,734,881
Dai-ichi Life Holdings Inc.	886,300	16,711,236
Daiichi Sankyo Co. Ltd.	458,300	10,486,491
Daiwa House REIT Investment Corp.	1,304	3,041,098
Daiwa Securities Group Inc.	1,332,000	8,272,396
Eisai Co. Ltd.	211,600	11,726,174
Electric Power Development Co. Ltd.	130,320	3,262,874
Fuji Electric Co. Ltd.	493,000	3,544,671
FUJIFILM Holdings Corp.	350,000	14,248,878
Fukuoka Financial Group Inc.	544,000	2,781,519
Hachijuni Bank Ltd. (The)	319,600	1,985,722
Hankyu Hanshin Holdings Inc.	106,100	4,113,091
Hino Motors Ltd.	217,600	2,778,646
Hiroshima Bank Ltd. (The)	260,300	2,185,393
Hisamitsu Pharmaceutical Co. Inc.	22,300	1,222,644
Hitachi Chemical Co. Ltd.	27,200	769,585
Hitachi Ltd.	4,003,000	31,599,850
Hitachi Metals Ltd.	163,200	2,099,784
Honda Motor Co. Ltd.	913,500	28,322,278
Idemitsu Kosan Co. Ltd.	108,800	3,154,941
Iida Group Holdings Co. Ltd.	79,000	1,505,888
Inpex Corp.	780,200	8,270,271
Isetan Mitsukoshi Holdings Ltd.	265,300	2,867,098
Isuzu Motors Ltd.	291,600	4,230,420
ITOCHU Corp.	1,197,800	20,850,554
J Front Retailing Co. Ltd.	190,400	2,794,924
Japan Airlines Co. Ltd.	76,100	2,591,807
Japan Post Bank Co. Ltd.	319,300	4,021,106
Japan Post Holdings Co. Ltd.	1,277,100	14,700,755
Japan Prime Realty Investment Corp.	763	2,454,251
Japan Real Estate Investment Corp.	1,033	4,836,364
Japan Retail Fund Investment Corp.	2,113	3,745,122
Japan Tobacco Inc.	892,000	29,414,098
JFE Holdings Inc.	136,000	2,896,418
JGC Corp.	108,800	1,808,705
JSR Corp.	157,300	3,028,887
JTEKT Corp.	108,800	1,777,108
JXTG Holdings Inc.	2,540,650	13,039,753
Kajima Corp.	790,000	8,155,153
Kamigumi Co. Ltd.	112,300	2,673,339
Kaneka Corp.	223,000	1,829,059
Kansai Electric Power Co. Inc. (The)	217,600	2,963,443
Kawasaki Heavy Industries Ltd.	136,000	4,703,687
KDDI Corp.	1,460,900	38,878,479
Keikyu Corp.	31,200	642,232
Keio Corp.	49,800	2,160,644
Kirin Holdings Co. Ltd.	244,800	5,826,468
Komatsu Ltd.	480,200	15,623,510
Konami Holdings Corp.	24,800	1,200,387
Konica Minolta Inc.	400,500	3,482,302
Kuraray Co. Ltd.	106,100	2,075,687
Kurita Water Industries Ltd.	49,200	1,554,413
Kyocera Corp.	258,900	17,186,330
Kyushu Financial Group Inc.	148,800	938,921

Security	Shares	Value
Kyushu Railway Co.	133,200	$4,249,318
Lawson Inc.	49,400	3,217,108
LIXIL Group Corp.	214,500	5,870,765
Marubeni Corp.	1,335,200	8,891,541
Marui Group Co. Ltd.	160,300	2,433,490
Maruichi Steel Tube Ltd.	49,300	1,496,832
Mazda Motor Corp.	299,200	4,270,900
McDonald’s Holdings Co. Japan Ltd.	24,800	1,062,888
Mebuki Financial Group Inc.	780,320	3,227,584
Medipal Holdings Corp.	136,000	2,511,027
Mitsubishi Chemical Holdings Corp.	390,900	4,050,733
Mitsubishi Corp.	1,237,300	28,839,119
Mitsubishi Electric Corp.	1,561,200	26,537,515
Mitsubishi Heavy Industries Ltd.	258,500	10,052,904
Mitsubishi Materials Corp.	81,600	3,080,736
Mitsubishi Motors Corp.	553,000	4,384,872
Mitsubishi Tanabe Pharma Corp.	187,400	4,113,136
Mitsubishi UFJ Financial Group Inc.	9,784,400	65,657,001
Mitsubishi UFJ Lease & Finance Co. Ltd.	373,300	1,951,423
Mitsui & Co. Ltd.	1,387,200	20,619,386
Mitsui Chemicals Inc.	49,800	1,525,161
Mitsui Fudosan Co. Ltd.	359,000	8,296,524
Mixi Inc.	27,200	1,321,341
Mizuho Financial Group Inc.	19,506,200	35,173,989
MS&AD Insurance Group Holdings Inc.	380,808	12,852,228
Nabtesco Corp.	27,200	1,074,787
Nagoya Railroad Co. Ltd.	49,800	1,114,945
NEC Corp.	139,600	3,808,501
Nikon Corp.	103,300	1,948,182
Nintendo Co. Ltd.	29,600	11,409,663
Nippon Building Fund Inc.	1,088	5,247,065
Nippon Electric Glass Co. Ltd.	58,000	2,350,524
Nippon Express Co. Ltd.	76,300	4,814,494
Nippon Telegraph & Telephone Corp.	562,300	27,083,234
Nissan Motor Co. Ltd.	1,884,900	18,221,972
Nisshin Seifun Group Inc.	76,330	1,336,094
Nissin Foods Holdings Co. Ltd.	22,300	1,399,270
NOK Corp.	76,300	1,857,979
Nomura Holdings Inc.	1,464,600	8,362,514
Nomura Real Estate Holdings Inc.	103,300	2,260,000
Nomura Real Estate Master Fund Inc.	2,992	3,741,646
Nomura Research Institute Ltd.	85,200	3,587,803
NSK Ltd.	299,200	4,252,469
Obayashi Corp.	512,600	6,676,476
Odakyu Electric Railway Co. Ltd.	81,600	1,587,046
ORIX Corp.	1,075,200	18,342,649
Osaka Gas Co. Ltd.	314,800	6,063,010
Otsuka Holdings Co. Ltd.	160,300	6,675,522
Resona Holdings Inc.	1,787,600	9,568,057
Ricoh Co. Ltd.	589,500	5,426,533
Sankyo Co. Ltd.	49,300	1,585,774
Santen Pharmaceutical Co. Ltd.	106,100	1,679,784
SBI Holdings Inc./Japan	163,200	2,555,072
Sega Sammy Holdings Inc.	136,000	1,901,822
Seiko Epson Corp.	241,600	5,732,233
Sekisui Chemical Co. Ltd.	326,400	6,537,766
Sekisui House Ltd.	462,400	8,590,393
Seven Bank Ltd.	214,600	789,429
Shinsei Bank Ltd.	133,200	2,228,401
Shizuoka Bank Ltd. (The)	400,000	3,861,656

355

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2017

Security	Shares	Value
Showa Shell Sekiyu KK	157,300	$1,843,911
Sompo Holdings Inc.	285,400	11,400,428
Sony Financial Holdings Inc.	136,000	2,235,748
Subaru Corp.	319,300	10,925,270
Sumitomo Chemical Co. Ltd.	761,000	5,317,557
Sumitomo Corp.	967,300	13,905,523
Sumitomo Dainippon Pharma Co. Ltd.	54,400	774,134
Sumitomo Electric Industries Ltd.	210,900	3,566,350
Sumitomo Heavy Industries Ltd.	98,800	4,121,376
Sumitomo Metal Mining Co. Ltd.	124,800	4,894,031
Sumitomo Mitsui Financial Group Inc.	1,088,000	43,249,987
Sumitomo Mitsui Trust Holdings Inc.	265,305	10,378,252
Sumitomo Rubber Industries Ltd.	136,000	2,566,083
Suzuken Co. Ltd./Aichi Japan	56,560	2,028,355
T&D Holdings Inc.	435,200	6,696,710
Taiheiyo Cement Corp.	103,300	4,109,091
Taisei Corp.	163,200	9,005,227
Taisho Pharmaceutical Holdings Co. Ltd.	11,800	894,112
Takashimaya Co. Ltd.	223,000	2,037,085
Takeda Pharmaceutical Co. Ltd.	368,600	20,744,495
Teijin Ltd.	157,500	3,316,884
Tobu Railway Co. Ltd.	54,400	1,589,439
Tohoku Electric Power Co. Inc.	136,000	1,773,757
Tokio Marine Holdings Inc.	544,000	23,243,158
Tokyo Electric Power Co. Holdings Inc.[b]	606,700	2,477,416
Tokyo Gas Co. Ltd.	314,800	7,813,899
Tokyu Corp.	228,500	3,438,661
Tokyu Fudosan Holdings Corp.	392,000	2,552,847
Toppan Printing Co. Ltd.	394,000	3,980,568
Toshiba Corp.[b,d]	1,632,000	4,725,231
Toyo Seikan Group Holdings Ltd.	136,000	2,385,356
Toyo Suisan Kaisha Ltd.	24,800	950,488
Toyoda Gosei Co. Ltd.	49,300	1,192,259
Toyota Industries Corp.	130,300	7,923,726
Toyota Motor Corp.	2,125,516	130,752,062
Toyota Tsusho Corp.	163,200	5,888,586
Trend Micro Inc./Japan	27,200	1,448,209
United Urban Investment Corp.	2,448	3,518,071
USS Co. Ltd.	79,000	1,585,145
West Japan Railway Co.	130,300	9,142,673
Yamada Denki Co. Ltd.	508,500	2,693,980
Yamaguchi Financial Group Inc.	142,000	1,709,549
Yamaha Motor Co. Ltd.	79,000	2,342,955
Yamato Holdings Co. Ltd.	108,800	2,213,246
Yokogawa Electric Corp.	79,000	1,486,421
Yokohama Rubber Co. Ltd. (The)	83,400	1,856,922

		1,385,735,327
NETHERLANDS — 1.99%
ABN AMRO Group NVc	305,257	9,428,976
Aegon NV	1,450,447	8,563,390
AerCap Holdings NVb	118,148	6,219,311
ArcelorMittal[b]	270,120	7,745,756
Boskalis Westminster	76,054	2,719,992
ING Groep NV	3,160,955	58,402,139
Koninklijke KPN NV	2,779,846	9,598,562

Security	Shares	Value
NN Group NV	246,993	$10,346,932
Randstad Holding NV	97,876	6,022,570

		119,047,628
NEW ZEALAND — 0.15%
Contact Energy Ltd.	595,561	2,345,938
Fletcher Building Ltd.	547,366	2,759,803
Meridian Energy Ltd.	1,066,603	2,082,428
Spark New Zealand Ltd.	803,999	2,026,869

		9,215,038
NORWAY — 0.81%
DNB ASA	788,926	15,186,674
Gjensidige Forsikring ASA	164,076	3,082,228
Marine Harvest ASA	199,789	3,894,737
Statoil ASA	941,716	19,037,122
Telenor ASA	210,176	4,456,854
Yara International ASA	51,634	2,447,312

		48,104,927
PORTUGAL — 0.12%
EDP — Energias de Portugal SA	1,957,946	6,986,424

		6,986,424
SINGAPORE — 1.38%
Ascendas REIT	2,057,600	4,138,156
CapitaLand Commercial Trust	2,113,749	2,691,834
CapitaLand Mall Trust	2,084,400	3,090,493
City Developments Ltd.	211,600	2,009,765
Golden Agri-Resources Ltd.	5,895,200	1,709,193
Hutchison Port Holdings Trust[d]	4,407,600	1,895,268
Keppel Corp. Ltd.	1,225,300	6,745,266
Oversea-Chinese Banking Corp. Ltd.	2,533,000	22,124,706
Singapore Airlines Ltd.	431,300	3,251,212
Singapore Press Holdings Ltd.[d]	570,600	1,130,813
Singapore Telecommunications Ltd.	2,463,400	6,780,498
StarHub Ltd.[d]	486,100	938,376
Suntec REIT	2,081,300	2,978,960
United Overseas Bank Ltd.	1,075,400	19,433,608
UOL Group Ltd.	201,200	1,335,032
Yangzijiang Shipbuilding Holdings Ltd.	1,870,000	2,161,810

		82,414,990
SPAIN — 5.11%
Abertis Infraestructuras SA	563,918	12,199,306
ACS Actividades de Construccion y Servicios SA	195,870	7,724,991
Banco Bilbao Vizcaya Argentaria SA	5,471,242	47,885,780
Banco de Sabadell SA	4,467,515	8,946,417
Banco Santander SA	13,041,416	88,466,490
Bankia SA	880,693	4,205,423
Bankinter SA	548,368	5,176,369
CaixaBank SA	1,095,722	5,128,821
Enagas SA	143,611	4,137,320
Endesa SA	261,360	5,982,861

356

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2017

Security	Shares	Value
Gas Natural SDG SA	288,364	$6,171,027
Iberdrola SA	4,642,681	37,524,110
International Consolidated Airlines Group SA	279,964	2,364,544
Mapfre SA	1,063,179	3,479,088
Red Electrica Corp. SA	350,388	7,759,587
Repsol SA	1,031,154	19,321,990
Telefonica SA	3,688,074	38,693,572

		305,167,696
SWEDEN — 2.65%
Alfa Laval AB	156,638	3,968,432
ICA Gruppen AB	66,294	2,445,303
Industrivarden AB Class C	133,475	3,431,021
Investor AB Class B	366,178	18,147,501
Kinnevik AB Class B	190,903	6,264,012
Nordea Bank AB	2,472,574	29,888,971
Skandinaviska Enskilda Banken AB Class A	1,228,680	15,146,059
Skanska AB Class B	278,603	6,113,305
SKF AB Class B	309,664	7,201,746
Svenska Handelsbanken AB Class A	1,239,728	17,770,056
Swedbank AB Class A	737,314	18,301,184
Tele2 AB Class B	294,234	3,743,033
Telefonaktiebolaget LM Ericsson Class B	2,494,278	15,701,337
Telia Co. AB	2,142,573	9,917,187

		158,039,147
SWITZERLAND — 7.34%
ABB Ltd. Registered	810,341	21,201,538
Baloise Holding AG Registered	38,767	6,117,626
Credit Suisse Group AG Registered	1,920,235	30,302,264
Julius Baer Group Ltd.	180,919	10,708,488
Kuehne + Nagel International AG Registered	15,424	2,695,486
Nestle SA Registered	889,330	74,854,321
Novartis AG Registered	1,811,905	149,416,725
Swatch Group AG (The) Registered	43,907	3,312,406
Swiss Life Holding AG Registered	25,649	8,923,629
Swiss Prime Site AG Registered	56,937	4,863,750
Swiss Re AG	264,525	24,905,368
Swisscom AG Registered	21,351	10,795,449
UBS Group AG	2,979,033	50,746,369
Vifor Pharma AG	14,069	1,810,847
Zurich Insurance Group AG	123,495	37,724,947

		438,379,213
UNITED KINGDOM — 19.68%
3i Group PLC	784,664	10,013,573
Admiral Group PLC	164,533	4,203,781
Anglo American PLC	1,084,381	20,448,064
Antofagasta PLC	203,242	2,576,151
AstraZeneca PLC	1,028,195	68,706,539
Aviva PLC	3,285,031	22,029,914
Babcock International Group PLC	210,901	2,274,137
BAE Systems PLC	2,575,872	20,301,445

Security	Shares	Value
Barclays PLC	6,866,149	$16,954,749
Barratt Developments PLC	529,982	4,606,305
Berkeley Group Holdings PLC	68,461	3,401,049
BHP Billiton PLC	1,719,589	31,113,088
BP PLC	15,946,296	108,039,417
British Land Co. PLC (The)	781,626	6,238,144
BT Group PLC	6,861,960	23,719,433
Capita PLC	547,835	3,812,089
Centrica PLC	4,539,802	10,236,619
Cobham PLC[b]	1,950,299	3,599,962
Direct Line Insurance Group PLC	1,131,711	5,586,117
Dixons Carphone PLC	793,429	1,827,002
easyJet PLC	122,956	2,186,313
GKN PLC	506,474	2,132,055
GlaxoSmithKline PLC	4,000,003	72,107,777
Hammerson PLC	632,500	4,401,227
HSBC Holdings PLC	16,298,295	158,926,990
IMI PLC	79,098	1,283,567
Intu Properties PLC	699,725	2,007,073
Investec PLC	340,363	2,329,984
ITV PLC	2,951,446	6,447,372
J Sainsbury PLC	1,330,574	4,284,821
John Wood Group PLC	548,714	5,184,453
Kingfisher PLC	1,819,910	7,554,763
Land Securities Group PLC	594,881	7,631,136
Legal & General Group PLC	4,818,595	17,084,947
Lloyds Banking Group PLC	58,134,768	52,719,953
Marks & Spencer Group PLC	1,317,776	6,021,549
Meggitt PLC	631,177	4,345,922
Micro Focus International PLC	355,921	12,501,475
Mondi PLC	299,350	7,238,876
National Grid PLC	2,839,293	34,160,197
Old Mutual PLC	3,991,524	10,124,045
Pearson PLC	670,308	6,262,107
Persimmon PLC	162,193	6,035,068
Rio Tinto PLC	1,007,584	47,479,707
Royal Bank of Scotland Group PLC[b]	2,874,471	10,783,465
Royal Dutch Shell PLC Class A ADR	3,642,302	114,414,445
Royal Dutch Shell PLC Class B	3,056,202	98,276,229
Royal Mail PLC	725,647	3,607,806
Schroders PLC	101,066	4,687,979
Segro PLC	794,525	5,729,139
SSE PLC	847,596	15,555,318
Standard Life Aberdeen PLC	2,160,773	12,332,681
Tate & Lyle PLC	139,813	1,200,323
Travis Perkins PLC	203,863	4,114,944
TUI AG	233,544	4,217,835
United Utilities Group PLC	385,222	4,261,260
Vodafone Group PLC	14,000,894	40,085,424
Wm Morrison Supermarkets PLC	1,802,819	5,367,471

		1,174,773,274

TOTAL COMMON STOCKS (Cost: $5,360,814,962)		5,901,431,515

357

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2017

Security	Shares	Value
PREFERRED STOCKS — 0.62%

GERMANY — 0.52%
Bayerische Motoren Werke AG, Preference Shares	43,549	$3,800,872
Porsche Automobil Holding SE, Preference Shares	123,361	8,954,532
Volkswagen AG, Preference Shares	100,189	18,195,894

		30,951,298
ITALY — 0.10%
Intesa Sanpaolo SpA, Preference Shares	806,347	2,543,771
Telecom Italia SpA/Milano, Preference Shares	4,939,004	3,512,629

		6,056,400

TOTAL PREFERRED STOCKS (Cost: $32,220,939)		37,007,698

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Standander SA (Expires 11/01/17)[b]	13,041,416	622,896

		622,896

TOTAL RIGHTS (Cost: $614,329)		622,896

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[e,f,g]	14,418,017	14,420,901

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[e,f]	2,036,657	$2,036,657

		16,457,558

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,456,726)		16,457,558

TOTAL INVESTMENTS IN SECURITIES — 99.77% (Cost: $5,410,106,956)		5,955,519,667
Other Assets, Less Liabilities — 0.23%		13,857,382

NET ASSETS — 100.00%		$5,969,377,049

ADR  —  American Depositary Receipts

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	9,726,555	4,691,462[a]	—	14,418,017	$14,420,901	$(569)	$(635)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	294,399	1,742,258[a]	—	2,036,657	2,036,657	—	—	4,753

					$16,457,558	$(569)	$(635)	$4,753

[a]	Net of shares purchased and sold.

358

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2017

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
Euro STOXX 50	276	Dec 2017	$11,826	$452,715
FTSE 100 Index	84	Dec 2017	8,330	214,212
TOPIX Index	49	Dec 2017	7,602	435,943

Total				$1,102,870

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,901,431,486	$—	$29	$5,901,431,515
Preferred stocks	37,007,698	—	—	37,007,698
Rights	622,896	—	—	622,896
Money market funds	16,457,558	—	—	16,457,558

Total	$5,955,519,638	$—	$29	$5,955,519,667

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,102,870	$—	$—	$1,102,870

Total	$1,102,870	$—	$—	$1,102,870

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

359

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.54%

AUSTRIA — 0.92%
Erste Group Bank AG	306,043	$13,152,198
Raiffeisen Bank International AGa	150,247	5,235,154

		18,387,352
BELGIUM — 1.96%
Ageas	191,475	9,289,283
Groupe Bruxelles Lambert SA	81,999	8,805,469
KBC Group NV	255,054	21,187,994

		39,282,746
DENMARK — 1.58%
Danske Bank A/S	761,217	29,041,985
Tryg A/S	114,917	2,736,376

		31,778,361
FINLAND — 1.19%
Sampo OYJ Class A	454,118	23,795,532

		23,795,532
FRANCE — 11.99%
AXA SA	1,974,962	59,657,976
BNP Paribas SA	1,141,129	89,120,170
CNP Assurances	175,266	4,078,418
Credit Agricole SA	1,157,435	20,198,340
Eurazeo SA	44,401	4,128,168
Natixis SA	957,162	7,506,488
SCOR SE	175,483	7,286,868
Societe Generale SA	779,938	43,430,540
Wendel SA	28,537	4,813,757

		240,220,725
GERMANY — 10.98%
Allianz SE Registered	464,422	107,854,006
Commerzbank AGa	1,082,778	14,840,161
Deutsche Bank AG Registered	2,100,460	34,134,683
Deutsche Boerse AG	196,136	20,262,370
Hannover Rueck SE	60,932	7,641,291
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	157,496	35,236,365

		219,968,876
IRELAND — 0.36%
Bank of Ireland Group PLC[a]	931,317	7,299,461

		7,299,461
ITALY — 6.38%
Assicurazioni Generali SpA	1,269,826	23,135,997
EXOR NV	110,935	7,114,316

Security	Shares	Value
Intesa Sanpaolo SpA	13,702,224	$46,067,500
Mediobanca SpA	578,736	6,344,208
Poste Italiane SpA[b]	530,957	3,881,328
UniCredit SpA[a]	2,036,112	38,971,443
UnipolSai Assicurazioni SpA	1,011,568	2,305,001

		127,819,793
NETHERLANDS — 5.50%
ABN AMRO Group NVb	430,208	13,288,543
Aegon NV	1,793,642	10,589,602
ING Groep NV	3,947,530	72,934,981
NN Group NV	318,819	13,355,838

		110,168,964
NORWAY — 1.14%
DNB ASA	991,415	19,084,548
Gjensidige Forsikring ASA	202,869	3,810,969

		22,895,517
SPAIN — 10.62%
Banco Bilbao Vizcaya Argentaria SA	6,775,413	59,300,235
Banco de Sabadell SA	5,428,183	10,870,202
Banco Santander SA	16,300,770	110,576,328
Bankia SA	1,026,178	4,900,133
Bankinter SA	686,040	6,475,936
CaixaBank SA	3,650,077	17,085,167
Mapfre SA	1,097,387	3,591,028

		212,799,029
SWEDEN — 6.96%
Industrivarden AB Class C	169,094	4,346,619
Investor AB Class B	462,337	22,913,068
Kinnevik AB Class B	237,782	7,802,231
L E Lundbergforetagen AB Class B	38,394	2,997,023
Nordea Bank AB	3,087,620	37,323,771
Skandinaviska Enskilda Banken AB Class A	1,544,036	19,033,483
Svenska Handelsbanken AB Class A	1,553,706	22,270,566
Swedbank AB Class A	920,985	22,860,159

		139,546,920
SWITZERLAND — 11.40%
Baloise Holding AG Registered	50,742	8,007,340
Credit Suisse Group AG Registered	2,467,937	38,945,274
Julius Baer Group Ltd.	227,666	13,475,415
Pargesa Holding SA Bearer	38,889	3,259,607
Partners Group Holding AG	17,684	11,904,057
Swiss Life Holding AG Registered	33,048	11,497,839
Swiss Re AG	329,336	31,007,407
UBS Group AG	3,718,921	63,349,999
Zurich Insurance Group AG	153,752	46,967,781

		228,414,719

360

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

October 31, 2017

Security	Shares	Value
UNITED KINGDOM — 28.56%
3i Group PLC	988,098	$12,609,718
Admiral Group PLC	202,717	5,179,373
Aviva PLC	4,132,677	27,714,356
Barclays PLC	17,334,699	42,804,994
Direct Line Insurance Group PLC	1,399,717	6,908,993
Hargreaves Lansdown PLC	265,880	5,585,655
HSBC Holdings PLC	20,385,778	198,784,617
Investec PLC	667,849	4,571,818
Legal & General Group PLC	6,057,817	21,478,768
Lloyds Banking Group PLC	72,958,379	66,162,856
London Stock Exchange Group PLC	319,735	15,968,917
Old Mutual PLC	5,009,491	12,706,002
Provident Financial PLC[c]	149,864	1,853,797
Prudential PLC	2,631,210	64,711,050
Royal Bank of Scotland Group PLC[a]	3,617,891	13,572,376
RSA Insurance Group PLC	1,039,801	8,685,260
Schroders PLC	126,589	5,871,871
St. James’s Place PLC	535,966	8,377,138
Standard Chartered PLC[a]	3,343,637	33,319,149
Standard Life Aberdeen PLC	2,723,511	15,544,526

		572,411,234

TOTAL COMMON STOCKS (Cost: $1,889,263,676)		1,994,789,229

PREFERRED STOCKS — 0.15%

ITALY — 0.15%
Intesa Sanpaolo SpA, Preference Shares	948,415	2,991,950

		2,991,950

TOTAL PREFERRED STOCKS (Cost: $2,686,643)		2,991,950

RIGHTS — 0.04%

SPAIN — 0.04%
Banco Standander SA (Expires 11/01/17)[a]	16,206,660	774,078

		774,078

TOTAL RIGHTS (Cost: $763,431)		774,078

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[d,e,f]	1,620,792	1,621,116

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[d,e]	111,881	$111,881

		1,732,997

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,732,997)		1,732,997

TOTAL INVESTMENTS IN SECURITIES — 99.82% (Cost: $1,894,446,747)		2,000,288,254
Other Assets, Less Liabilities — 0.18%		3,595,996

NET ASSETS — 100.00%		$2,003,884,250

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,620,792	[a]	—	1,620,792	$1,621,116	$1	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	659,845	—		(547,964)[a]	111,881	111,881	—	—	1,978

						$1,732,997	$1	$—	$1,978

[a]	Net of shares purchased and sold.

361

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,994,789,229	$—	$—	$1,994,789,229
Preferred stocks	2,991,950	—	—	2,991,950
Rights	774,078	—	—	774,078
Money market funds	1,732,997	—	—	1,732,997

Total	$2,000,288,254	$—	$—	$2,000,288,254

362

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.09%

AUSTRALIA — 0.00%
AED Oil Ltd.[a,b]	11,395	$—

		—
AUSTRIA — 1.59%
Austria Technologie & Systemtechnik AGc	3,172	67,955
BUWOG AG	14,141	407,885
CA Immobilien Anlagen AG	9,297	265,348
DO & CO AGc	846	44,867
EVN AG	4,447	70,196
FACC AGa	2,572	44,869
IMMOFINANZ AGc	104,546	264,408
Kapsch TrafficCom AG	662	38,460
Lenzing AG	1,650	223,356
Oesterreichische Post AG	4,226	187,865
Porr AGc	1,442	45,112
S IMMO AG	5,889	103,763
Schoeller-Bleckmann Oilfield Equipment AGa	1,412	131,823
Semperit AG Holding	1,286	37,603
Telekom Austria AG	20,803	195,136
UNIQA Insurance Group AG	15,625	160,290
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,794	140,541
Wienerberger AG	14,824	380,959
Zumtobel Group AG	3,541	60,659

		2,871,095
BELGIUM — 3.23%
Ablynx NVa,c	6,877	140,960
Ackermans & van Haaren NV	2,991	512,376
Aedifica SA	2,124	202,402
AGFA-Gevaert NVa	21,451	100,882
Barco NV	1,136	116,339
Befimmo SA	2,544	158,080
Bekaert SA	4,501	212,910
Biocartis NVa,d	2,508	37,602
bpost SA	12,704	358,370
Cie. d’Entreprises CFE	941	137,630
Cofinimmo SA	2,571	326,315
D’ieteren SA/NV	3,102	141,891
Econocom Group SA/NV	15,203	117,032
Elia System Operator SA/NV	3,781	219,353
Euronav NV	15,889	131,679
EVS Broadcast Equipment SA	1,601	60,242
Exmar NVc	3,777	25,089
Fagron[a]	4,921	63,834
Galapagos NVa	5,451	528,903
Gimv NV	2,407	145,165
Greenyard NV	1,940	45,935
Intervest Offices & Warehouses NV	1,647	42,000
Ion Beam Applications	2,591	79,383
KBC Ancora	4,392	261,963
Kinepolis Group NV	1,880	127,026
Melexis NV	2,510	251,495
Nyrstar NVa	9,953	79,482

Security	Shares	Value
Ontex Group NV	10,243	$360,304
Orange Belgium SA	3,718	86,128
Sioen Industries NV	856	26,057
Sofina SA	1,956	294,173
Tessenderlo Group SAa,c	3,484	167,218
Van de Velde NV	740	40,944
Warehouses De Pauw CVA	2,171	234,777

		5,833,939
CHINA — 0.00%
Boshiwa International Holding Ltd.[a,b,c]	20,000	179

		179
DENMARK — 3.03%
ALK-Abello A/Sc	743	116,261
Alm Brand A/S	7,623	78,765
Ambu A/S Class Bc	3,699	341,084
Bang & Olufsen A/Sa	4,302	99,677
Bavarian Nordic A/Sa	3,904	158,297
D/S Norden A/Sa,c	3,136	65,247
Dfds A/S	3,907	226,618
FLSmidth & Co. A/S	4,793	328,658
GN Store Nord A/S	17,521	579,590
IC Group A/S	962	23,645
Jyske Bank A/S Registered	8,385	473,885
Matas A/S	4,872	54,535
Nets A/Sa,d	15,180	387,604
Nilfisk Holding A/Sa	3,369	161,920
NKT A/Sa	3,369	144,357
NNIT A/Sd	1,554	44,278
Per Aarsleff Holding A/S	2,374	65,783
Rockwool International A/S Class B	1,068	290,090
Royal Unibrew A/S	5,996	345,252
Scandinavian Tobacco Group A/Sd	7,448	125,929
Schouw & Co. AB	1,428	148,554
SimCorp A/S	4,787	292,424
Solar A/S Class B	729	46,849
Spar Nord Bank A/S	10,991	139,805
Sydbank A/S	8,780	342,535
Topdanmark A/Sa	7,116	292,545
TORM PLC	3,093	29,779
Zealand Pharma A/Sa	3,237	59,798

		5,463,764
FINLAND — 2.59%
Amer Sports OYJ	15,139	376,885
Atria OYJ	1,295	18,058
Cargotec OYJ Class B	4,811	284,152
Caverion OYJ[a]	10,937	82,817
Citycon OYJ	49,709	121,376
Cramo OYJ	4,749	105,447
DNA OYJ	7,399	127,568
F-Secure OYJ	12,051	61,771
Finnair OYJ	7,222	94,229
Huhtamaki OYJ	11,659	496,835
Kemira OYJ	12,525	176,551

363

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Kesko OYJ Class B	8,179	$417,808
Konecranes OYJ	8,227	379,145
Lehto Group OYJ	2,536	36,899
Metsa Board OYJ	23,907	177,407
Oriola Corp. Class B	14,883	55,828
Outokumpu OYJ	38,867	367,658
Outotec OYJ[a]	17,088	136,062
Ponsse OYJ	1,409	44,220
Ramirent OYJ	9,486	87,301
Sanoma OYJ	9,124	108,310
Stockmann OYJ Abp Class Ba	4,441	28,558
Technopolis OYJ	18,669	84,166
Tieto OYJ	6,949	212,986
Tokmanni Group Corp.	5,132	42,388
Uponor OYJ	6,828	137,529
Valmet OYJ	15,849	307,414
YIT OYJ	15,104	114,810

		4,684,178
FRANCE — 7.82%
AB Science SAa,c	2,781	28,898
ABC Arbitrage	4,453	32,111
Air France-KLM[a]	21,095	330,529
Albioma SA	3,188	75,986
Altamir Amboise SCA	3,558	64,163
Alten SA	3,560	311,664
Altran Technologies SA	19,966	369,359
ANF Immobilier	711	18,346
APERAM SA	5,923	318,676
Assystem	1,100	42,557
Axway Software SA	906	24,908
Beneteau SA	4,612	82,955
Boiron SA	840	75,838
Bonduelle SCA	1,802	85,082
Bourbon Corp.[c]	3,811	34,052
Cellectis SAa,c	3,093	106,690
Chargeurs SA	2,169	61,199
Cie. des Alpes	1,050	33,308
Cie. Plastic Omnium SA	7,698	321,047
Coface SAa	11,779	128,712
DBV Technologies SAa,c	2,096	94,654
Derichebourg SA	9,173	97,895
Devoteam SA	615	57,487
Direct Energie	1,102	50,735
Elior Group SAd	14,303	406,226
Elis SA	12,520	326,635
Elis SA	8,088	210,985
Eramet[a,c]	1,160	95,594
Esso SA Francaise[a]	321	21,925
Etablissements Maurel et Prom[a]	4,771	20,231
Euler Hermes Group	2,128	246,935
Euronext NVd	7,174	426,308
Europcar Groupe SAd	11,025	157,719
Faurecia	9,515	691,784
FFP	799	96,105
FIGEAC-AERO[a,c]	984	21,207

Security	Shares	Value
Fnac Darty SAa	2,126	$200,958
Gaztransport Et Technigaz SA	2,762	135,203
Genfit[a,c]	3,496	92,001
GL Events	1,007	30,677
Groupe Crit	344	32,460
Guerbet[c]	694	62,495
Haulotte Group SA	1,565	28,532
ID Logistics Group[a]	311	53,439
Innate Pharma SAa,c	5,008	54,607
Interparfums SA	1,468	54,725
IPSOS	4,154	153,548
Jacquet Metal Service	1,488	48,129
Kaufman & Broad SA	2,067	91,334
Korian SA	5,484	178,242
Le Noble Age	663	46,481
LISI	2,368	108,689
Maisons du Monde SAd	5,636	243,914
Manitou BF SA	1,223	48,441
Marie Brizard Wine & Spirits SAa,c	2,088	31,257
Mercialys SA	6,476	126,177
Mersen SA	1,657	72,677
Metropole Television SA	3,299	76,287
MGI Coutier	1,157	47,013
Naturex[a]	746	84,733
Neopost SA	4,297	158,383
Nexans SA	3,498	229,015
Nexity SA	5,507	338,411
Oeneo SA	3,105	34,218
Orpea	5,309	636,098
Parrot SAa,c	2,256	28,121
Pierre & Vacances SAa	603	32,243
Plastivaloire	1,094	28,025
Rallye SAc	2,724	46,584
Rubis SCA	10,192	639,726
Sartorius Stedim Biotech	3,517	239,723
SOITEC[a]	2,071	162,900
Solocal Group[a,c]	68,560	75,876
Sopra Steria Group	1,787	335,268
SPIE SA	13,788	362,687
SRP Groupe SAa,d	1,905	28,073
Ste Industrielle d’Aviation Latecoere SAa	8,141	51,592
Synergie SA	903	48,916
Tarkett SA	3,974	169,116
Technicolor SA Registered	46,282	164,013
Teleperformance	7,247	1,058,676
Television Francaise 1	5,211	74,121
Trigano SA	961	155,053
Ubisoft Entertainment SAa,c	8,512	649,502
Vallourec SAa,c	40,178	220,032
Vicat SA	2,233	172,755
Virbac SAa	524	67,483
Worldline SA/France[a,d]	4,935	241,430

		14,118,564
GERMANY — 11.42%
Aareal Bank AG	7,095	293,460
ADLER Real Estate AGa,c	3,282	50,602
ADO Properties SAd	3,844	189,019
ADVA Optical Networking SEa,c	5,204	32,313

364

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
AIXTRON SEa	13,325	$208,008
alstria office REIT AGc	17,127	242,518
Amadeus Fire AG	655	60,219
AURELIUS Equity Opportunities SE & Co KGaA[c]	2,924	178,934
Aurubis AG	4,257	348,383
BayWa AG	1,732	67,593
Bechtle AG	3,651	291,049
Bertrandt AGc	695	65,176
bet-at-home.com AG	348	48,506
Bilfinger SEc	3,845	154,713
Biotest AG	171	5,553
Biotest AG New[c]	688	21,881
Borussia Dortmund GmbH & Co. KGaA	7,497	62,236
CANCOM SEc	1,938	142,956
Capital Stage AGc	10,270	75,182
Carl Zeiss Meditec AG Bearer[c]	5,004	266,754
CECONOMY AG	22,156	289,079
CENTROTEC Sustainable AG	1,110	24,000
Cewe Stiftung & Co. KGAA	642	62,636
comdirect bank AG	3,543	49,364
CompuGroup Medical SEc	2,980	171,252
CTS Eventim AG & Co. KGaA	5,968	246,533
Deutsche Beteiligungs AG	1,545	78,491
Deutsche Euroshop AG	5,813	211,790
Deutsche Pfandbriefbank AGd	13,393	192,297
DEUTZ AG	14,993	127,153
Dialog Semiconductor PLC[a]	9,688	481,349
DIC Asset AG	5,587	65,411
Diebold Nixdorf AG	1,034	86,608
DMG Mori AG	2,459	142,400
Draegerwerk AG & Co. KGaA	386	34,197
Drillisch AG	5,860	412,327
Duerr AG	3,271	450,979
Elmos Semiconductor AG	1,244	35,194
ElringKlinger AGc	3,551	61,782
Evotec AGa,c	15,722	329,951
Ferratum OYJ	1,489	46,826
Freenet AG	16,294	544,490
Gerresheimer AG	3,910	310,830
Gerry Weber International AGc	3,152	38,996
GFT Technologies SEc	1,954	29,330
Grammer AG	1,249	72,453
Grand City Properties SA	13,300	285,087
GRENKE AGc	3,423	335,000
H&R GmbH & Co. KGaA[a]	1,627	28,724
Hamborner REIT AG	9,496	100,513
Hamburger Hafen und Logistik AG	3,058	97,610
Hapag-Lloyd AGa,c,d	5,474	239,900
Heidelberger Druckmaschinen AGa	30,288	120,671
Hornbach Baumarkt AG	981	35,656
Hypoport AGa,c	391	56,595
Indus Holding AG	2,281	159,780
Isra Vision AG	405	78,272
Jenoptik AG	6,417	216,079
Kloeckner & Co. SE	9,333	109,921
Koenig & Bauer AG	1,644	127,838
Krones AG	1,962	248,105

Security	Shares	Value
KWS Saat SE	244	$102,983
LEG Immobilien AG	8,004	813,075
LEONI AG	3,856	255,957
Manz AGa,c	527	23,446
MLP SE	7,830	53,772
MorphoSys AGa,c	3,469	301,313
MTU Aero Engines AG	6,581	1,109,731
Nemetschek SEc	2,398	214,070
Nordex SEa,c	7,835	80,996
NORMA Group SE	3,957	269,253
OHB SE	651	31,583
PATRIZIA Immobilien AGa,c	5,764	121,604
Pfeiffer Vacuum Technology AG	797	127,989
Rational AG	423	277,432
Rheinmetall AG	5,531	652,388
RHOEN-KLINIKUM AG	3,747	130,734
RIB Software SEc	4,370	107,595
Rocket Internet SEa,c,d	7,179	183,237
S&T AG	5,043	97,464
SAF-Holland SA	5,644	111,807
Salzgitter AGc	4,854	234,725
Senvion SAa	3,240	43,236
SGL Carbon SEa,c	7,616	119,642
Siltronic AGa	2,606	386,161
Sixt Leasing SE	1,553	34,456
Sixt SE	1,512	140,648
SLM Solutions Group AGa,c	1,558	64,432
SMA Solar Technology AGc	1,499	69,492
Software AG	6,181	314,736
STADA Arzneimittel AG	3,155	303,406
STRATEC Biomedical AG	589	42,816
Stroeer SE & Co. KGaA[c]	3,439	219,944
Suedzucker AG	8,889	176,039
Surteco SE	951	28,483
TAG Immobilien AG	15,987	274,984
Takkt AG	4,101	85,063
TLG Immobilien AG	11,667	270,063
Uniper SE	25,031	703,336
VERBIO Vereinigte BioEnergie AG	2,772	26,073
Vossloh AGa	1,284	81,147
VTG AG	1,601	92,704
Wacker Chemie AG	1,944	303,352
Wacker Neuson SE	3,501	114,096
Wirecard AG	14,721	1,449,967
Wuestenrot & Wuerttembergische AG	2,937	78,933
XING SE	348	103,418
Zeal Network SE	901	24,141
zooplus AGa,c	744	123,378

		20,615,824
HONG KONG — 0.00%
China Hongxing Sports Ltd.[a,b]	198,000	1
Peace Mark Holdings Ltd.[a,b]	30,000	—
Real Gold Mining Ltd.[a,b]	27,000	14

		15

365

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
IRELAND — 1.71%
C&C Group PLC	38,727	$132,909
Dalata Hotel Group PLC[a]	22,848	142,400
Glanbia PLC	24,022	464,262
Green REIT PLC	82,199	144,594
Hibernia REIT PLC	87,682	150,664
Irish Continental Group PLC	20,384	135,829
Irish Residential Properties REIT PLC	44,224	75,990
Kingspan Group PLC	19,046	796,536
Origin Enterprises PLC	16,019	126,897
Permanent TSB Group Holdings PLC[a]	17,399	39,727
Smurfit Kappa Group PLC	29,635	883,969

		3,093,777
ISRAEL — 0.00%
Africa Israel Investments Ltd.[a]	1	—

		—
ITALY — 7.04%
A2A SpA	194,592	334,368
ACEA SpA	6,639	108,123
Actelios SpA	14,465	25,175
Amplifon SpA	11,274	171,263
Anima Holding SpA[d]	28,801	219,093
Ascopiave SpA	8,913	37,442
Astaldi SpA[c]	6,088	42,199
ASTM SpA	5,527	153,241
Autogrill SpA	15,846	207,304
Azimut Holding SpA	14,296	282,454
Banca Carige SpA[a,c]	74,791	18,227
Banca Generali SpA	7,430	244,780
Banca IFIS SpA	2,677	145,980
Banca Mediolanum SpA	32,428	276,339
Banca Monte dei Paschi di Siena SpA[a,c]	1,764	9,699
Banca Popolare di Sondrio SCPA	56,524	223,750
Banco BPM SpA[a,c]	190,081	662,976
Beni Stabili SpA SIIQ	113,040	100,081
Biesse SpA	1,694	75,543
BPER Banca	60,911	296,889
Brembo SpA	19,014	314,092
Brunello Cucinelli SpA	3,809	127,883
Buzzi Unicem SpA[c]	9,442	263,217
Cairo Communication SpA	9,289	47,072
Cementir Holding SpA	4,929	41,888
Cerved Information Solutions SpA	24,971	321,444
CIR-Compagnie Industriali Riunite SpA	39,313	59,079
Credito Emiliano SpA	10,440	91,520
Credito Valtellinese SpA[a,c]	14,011	49,652
Danieli & C Officine Meccaniche SpA	1,515	36,269
Danieli & C Officine Meccaniche SpA RSP	4,881	81,198
Datalogic SpA	2,556	101,566
Davide Campari-Milano SpA	72,988	584,988
De’ Longhi SpA	7,436	243,851

Security	Shares	Value
DeA Capital SpA	11,520	$17,795
DiaSorin SpA	2,834	257,845
Ei Towers SpA	2,105	123,101
El.En. SpA	1,314	37,197
Enav SpA[d]	31,448	149,839
ERG SpA	7,494	125,277
Esprinet SpA	3,585	17,190
Fila SpA	1,943	42,169
Fincantieri SpA[a]	60,145	74,830
FinecoBank Banca Fineco SpA	49,872	466,530
GEDI Gruppo Editoriale SpA[a]	22,547	20,067
Geox SpA[c]	9,571	41,812
Hera SpA	92,748	298,425
Immobiliare Grande Distribuzione SIIQ SpA	50,778	58,710
Industria Macchine Automatiche SpA	2,197	197,073
Infrastrutture Wireless Italiane SpA[d]	29,859	204,010
Interpump Group SpA	8,811	296,743
Iren SpA	74,165	204,073
Italgas SpA	61,735	360,670
Italmobiliare SpA	1,769	47,604
Juventus Football Club SpA[a,c]	50,231	43,712
La Doria SpA	1,354	25,679
Maire Tecnimont SpA[c]	15,296	85,817
MARR SpA	4,154	106,124
Mediaset SpA[a,c]	58,861	216,270
Moncler SpA	20,858	592,398
OVS SpA[d]	16,980	126,993
Piaggio & C SpA	20,311	66,441
RAI Way SpA[d]	11,865	71,944
Reply SpA	2,332	123,989
Safilo Group SpA[a,c]	3,854	24,357
Salini Impregilo SpA	21,315	90,136
Salvatore Ferragamo SpA	6,279	164,874
Saras SpA	59,029	157,611
Societa Cattolica di Assicurazioni SC	18,470	200,212
Societa Iniziative Autostradali e Servizi SpA	9,906	168,599
Sogefi SpA[a]	5,957	29,146
Tamburi Investment Partners SpA	8,614	61,163
Technogym SpA[d]	12,466	121,188
Tod’s SpA[c]	1,237	82,284
Unione di Banche Italiane SpA[c]	129,409	607,844
Unipol Gruppo SpA	49,332	222,636
Yoox Net-A-Porter Group SpA[a,c]	6,913	258,511
Zignago Vetro SpA	3,292	30,834

		12,718,367
NETHERLANDS — 4.17%
Aalberts Industries NV	12,719	627,426
Accell Group	3,093	94,476
AMG Advanced Metallurgical Group NV	3,243	155,330
Arcadis NV	8,724	201,736
ASM International NV	6,035	404,393
ASR Nederland NV	18,433	755,868
Basic-Fit NVa,d	3,731	85,690
BE Semiconductor Industries NV	4,488	352,648
BinckBank NV	7,885	40,187
Brunel International NVc	2,502	42,540
Corbion NV	7,202	240,708
Eurocommercial Properties NV	6,082	253,297

366

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Flow Traders[d]	3,501	$87,076
ForFarmers NV	2,629	32,143
Fugro NV CVA[a,c]	10,539	135,849
IMCD Group NV	6,544	411,665
Intertrust NVd	7,985	122,788
InterXion Holding NVa	9,028	482,005
Kendrion NV	1,669	73,047
Koninklijke BAM Groep NV	28,986	163,771
NSI NV	2,280	86,469
OCI NVa,c	9,184	217,883
Philips Lighting NVc,d	11,067	419,329
PostNL NV	53,280	227,233
Refresco Group NVd	7,058	163,211
Rhi Magnesita NVa	3,157	140,196
SBM Offshore NV	21,565	384,871
SIF Holding NV	1,109	24,437
Takeaway.com NVa,d	2,145	101,390
TKH Group NV	4,800	323,483
TomTom NVa	15,918	181,357
VastNed Retail NV	2,277	99,684
Wereldhave NV	5,010	227,707
Wessanen[c]	8,966	170,305

		7,530,198
NORWAY — 2.90%
Akastor ASA[a]	18,659	42,874
Aker ASA Class A	2,789	126,123
Aker BP ASA	12,609	289,416
Aker Solutions ASA[a]	18,542	101,572
Atea ASA	9,908	124,729
Austevoll Seafood ASA	11,312	113,025
B2Holding ASA	23,534	52,925
Bakkafrost P/F	5,267	234,900
Borregaard ASA	12,454	119,869
BW LPG Ltd.[a,c,d]	9,681	36,289
BW Offshore Ltd.[a,c]	11,635	38,111
DNO ASA[a]	80,768	97,728
Entra ASA[d]	13,740	188,923
Europris ASA[d]	19,845	90,228
Frontline Ltd./Bermuda[c]	9,565	58,452
Gaming Innovation Group Inc.[a]	41,166	25,760
Golden Ocean Group Ltd.[a,c]	10,533	84,965
Grieg Seafood ASA	6,240	59,144
Hexagon Composites ASA[a]	10,368	34,848
Hoegh LNG Holdings Ltd.	5,849	46,288
IDEX ASA[a,c]	53,963	31,724
Kongsberg Automotive ASA[a]	48,284	56,712
Leroy Seafood Group ASA	37,110	222,518
Nordic Nanovector ASA[a,c]	4,901	50,077
Nordic Semiconductor ASA[a,c]	15,265	76,307
Norway Royal Salmon ASA	1,624	31,460
Norwegian Air Shuttle ASA[a,c]	3,554	100,340
Norwegian Finans Holding ASA[a]	14,024	174,831
Norwegian Property ASA	22,037	27,068
Ocean Yield ASA[c]	6,485	57,662
Opera Software ASA[c]	13,994	40,022

Security	Shares	Value
Petroleum Geo-Services ASA[a,c]	37,767	$61,715
Protector Forsikring ASA[c]	8,135	88,490
REC Silicon ASA[a,c]	253,056	33,094
Salmar ASA	6,336	188,719
Scatec Solar ASA[d]	8,398	48,241
Selvaag Bolig ASA	5,272	19,202
Skandiabanken ASA[d]	9,392	94,989
Sparebank 1 Nord Norge	11,990	94,520
SpareBank 1 SMN	15,387	159,382
Stolt-Nielsen Ltd.[c]	3,200	44,977
Storebrand ASA	56,695	484,706
Subsea 7 SA	32,890	551,925
TGS Nopec Geophysical Co. ASA	12,918	296,035
Thin Film Electronics ASA[a]	96,918	28,784
Wallenius Wilhelmsen Logistics[a]	13,188	75,596
XXL ASA[d]	12,046	129,560

		5,234,825
PORTUGAL — 0.66%
Altri SGPS SA	7,696	49,176
Banco Comercial Portugues SAa,c	1,226,216	366,405
Corticeira Amorim SGPS SA	4,975	69,374
CTT-Correios de Portugal SA	17,041	100,371
Mota-Engil SGPS SA	11,336	45,534
Navigator Co. SA (The)	22,538	114,973
NOS SGPS SA	32,826	196,710
REN — Redes Energeticas Nacionais SGPS SAc	30,114	95,667
Semapa-Sociedade de Investimento e Gestao	2,890	57,789
Sonae SGPS SA	74,702	89,461

		1,185,460
SINGAPORE — 0.00%
Jurong Technologies Industrial Corp. Ltd.[a,b]	60,000	—

		—
SPAIN — 3.98%
Abengoa SA Class Ba	1,663,930	23,261
Acciona SA	3,713	307,583
Acerinox SA	20,756	298,257
Almirall SAc	7,695	74,493
Applus Services SA	18,329	256,228
Atresmedia Corp. de Medios de Comunicacion SA	11,969	122,980
Axiare Patrimonio SOCIMI SA	8,520	159,798
Bolsas y Mercados Espanoles SHMSF SAc	2,076	71,332
Cellnex Telecom SAc,d	19,086	473,923
Cia. de Distribucion Integral Logista Holdings SA	5,324	124,757
CIE Automotive SA	7,470	222,079
Codere SA/Spain[a,c]	138,930	61,502
Construcciones y Auxiliar de Ferrocarriles SA	2,503	103,076
Corp Financiera Alba SA	2,420	141,946
Ebro Foods SA	8,866	213,334
Ence Energia y Celulosa SA	17,612	102,175
Euskaltel SAd	11,137	89,210
Faes Farma SA	33,837	114,708
Fomento de Construcciones y Contratas SAa	9,632	102,289
Global Dominion Access SAa,d	6,567	34,579

367

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Grupo Catalana Occidente SA	6,098	$256,663
Hispania Activos Inmobiliarios SOCIMI SA	13,575	234,129
Indra Sistemas SAa	15,867	228,096
Inmobiliaria Colonial SOCIMI SA	37,465	356,535
Lar Espana Real Estate SOCIMI SA	11,350	111,384
Liberbank SAa	50,137	23,188
Mediaset Espana Comunicacion SA	22,068	239,908
Melia Hotels International SA	14,978	205,021
Merlin Properties SOCIMI SA	44,676	589,673
Miquel y Costas & Miquel SA	1,694	61,373
NH Hotel Group SAc	26,647	168,560
Obrascon Huarte Lain SAa	13,512	75,902
Papeles y Cartones de Europa SA	5,219	54,232
Pharma Mar SAa	22,669	86,619
Promotora de Informaciones SAa,c	6,315	22,401
Prosegur Cia. de Seguridad SA	34,890	266,225
Realia Business SAa	28,234	36,180
Sacyr SAa	43,885	112,728
Saeta Yield SA	5,692	63,584
Talgo SAc,d	12,487	61,242
Tecnicas Reunidas SAc	4,266	137,312
Telepizza Group SAa,d	12,668	73,788
Tubacex SAa	13,839	49,171
Viscofan SA	5,042	305,314
Zardoya Otis SA	24,199	262,173

		7,178,911
SWEDEN — 8.97%
AAK AB	3,676	297,266
AcadeMedia ABa,d	6,453	48,561
AF AB Class B	7,968	164,180
Ahlsell ABd	32,634	215,954
Alimak Group ABc,d	4,053	72,619
Arcam ABa	772	29,970
Attendo ABd	12,955	152,347
Avanza Bank Holding AB	2,990	112,681
Axfood AB	13,586	245,696
Bergman & Beving AB Class B	3,234	36,795
Betsson ABc	14,467	113,534
Bilia AB Class A	10,240	91,737
BillerudKorsnas AB	22,007	378,797
BioGaia AB Class B	1,856	67,507
Bonava AB Class B	10,632	154,810
Bravida Holding ABd	25,147	171,666
Bufab AB	4,049	48,365
Bure Equity AB	6,119	75,649
Byggmax Group AB	7,334	49,934
Camurus ABa	2,130	31,231
Capio ABd	14,883	75,732
Castellum AB	32,615	523,208
Catena Media PLC[a]	3,849	35,746
Cherry ABa	7,598	49,009
Clas Ohlson AB Class B	4,481	77,477
Cloetta AB Class B	28,072	94,894
Collector ABa	3,850	40,676
Com Hem Holding AB	18,321	275,084

Security	Shares	Value
D. Carnegie & Co. ABa,c	3,639	$50,313
Dios Fastigheter AB	10,965	72,036
Dometic Group ABd	37,382	325,069
Duni AB	4,417	65,819
Dustin Group ABd	6,691	59,942
Elanders AB Class B	2,083	22,704
Elekta AB Class B	46,349	445,674
Eltel ABa,c,d	16,585	47,149
Evolution Gaming Group ABd	2,511	180,111
Fabege AB	16,476	347,949
Fastighets AB Balder Class Ba	12,570	327,320
Fingerprint Cards AB Class Ba,c	38,614	95,430
Granges AB	9,427	97,684
Gunnebo AB	5,254	21,652
Haldex ABa	4,535	50,378
Hansa Medical ABa	2,838	80,342
Hemfosa Fastigheter AB	18,627	226,279
Hexpol AB	30,763	311,238
Hoist Finance ABd	8,593	90,325
Holmen AB Class B	6,174	303,471
Hufvudstaden AB Class A	13,888	228,597
Humana AB	3,328	23,454
Indutrade AB	11,274	312,695
Intrum Justitia ABc	9,029	316,432
Investment AB Oresund	3,520	55,711
Inwido AB	7,233	79,701
ITAB Shop Concept AB Class B	4,614	36,237
JM AB	8,642	228,030
Kambi Group PLC[a]	3,010	31,640
KappAhl AB	7,696	56,076
Kindred Group PLC	27,215	347,510
Klovern AB Class B	73,576	99,047
Kungsleden AB	23,120	165,009
LeoVegas ABd	8,734	84,765
Lindab International AB	8,322	68,590
Loomis AB Class B	8,953	359,219
Magnolia Bostad ABc	1,638	13,892
Mekonomen AB	2,946	59,470
Modern Times Group MTG AB Class B	6,515	248,560
Mycronic ABc	7,937	94,332
NCC AB Class B	11,330	244,551
NetEnt AB	21,834	173,044
New Wave Group AB Class B	5,852	38,795
Nibe Industrier AB Class B	44,381	443,980
Nobia AB	13,080	107,336
Nobina ABd	11,102	60,338
Nolato AB Class B	2,522	139,780
Nordax Group ABd	12,489	73,993
Oriflame Holding AG	5,191	187,071
Pandox AB	8,728	159,093
Paradox Interactive AB	2,640	27,514
Peab AB	22,819	221,463
Probi ABc	860	35,749
Ratos AB Class B	25,898	124,327
RaySearch Laboratories ABa,c	2,848	63,105
Recipharm AB Class Bc	5,584	68,368
Resurs Holding ABd	11,433	79,208
Rezidor Hotel Group AB	6,610	23,687
Saab AB	8,024	410,027
SAS ABa,c	10,324	31,940

368

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Scandi Standard AB	5,763	$40,787
Scandic Hotels Group ABd	9,630	124,231
SkiStar AB	2,788	60,943
SSAB AB Class Aa,c	26,541	130,299
SSAB AB Class Ba	67,680	272,845
Starbreeze ABa,c	26,406	27,441
Svenska Cellulosa AB SCA Class B	77,487	727,499
Sweco AB Class B	8,950	191,470
Swedish Orphan Biovitrum ABa,c	20,213	299,387
Tethys Oil AB	4,163	30,706
Thule Group ABd	12,685	283,798
Tobii ABa,c	9,703	49,837
Trelleborg AB Class B	31,221	773,458
Victoria Park AB Class B	11,948	44,100
Vitrolife AB	1,615	129,056
Volati AB	3,017	23,064
Wallenstam AB Class B	22,787	212,851
Wihlborgs Fastigheter AB	8,599	204,195

		16,200,313
SWITZERLAND — 8.37%
Allreal Holding AG Registered	1,685	281,960
ALSO Holding AG	640	86,677
ams AG	7,957	726,012
APG SGA SA	165	66,915
Arbonia AG Registered[a]	4,236	74,156
Aryzta AGc	11,427	363,055
Ascom Holding AG Registered	4,261	97,676
Autoneum Holding AG	348	94,087
Bachem Holding AG Class B Registered	589	74,452
Banque Cantonale Vaudoise Registered	382	274,965
Basilea Pharmaceutica AG Registered[a,c]	1,399	113,893
Bell Food Group AG	171	73,895
BKW AG	1,646	96,270
Bobst Group SA Registered	1,027	109,830
Bossard Holding AG	741	175,214
Bucher Industries AG Registered	827	323,980
Burckhardt Compression Holding AGc	379	113,019
Burkhalter Holding AG	481	57,664
Cembra Money Bank AG	3,698	331,663
Clariant AG Registered	37,964	955,956
Comet Holding AG Registered	863	135,753
Conzzeta AG	168	165,169
COSMO Pharmaceuticals NV	1,027	148,878
Daetwyler Holding AG Bearer	938	157,525
dormakaba Holding AG Class B	404	400,028
EDAG Engineering Group AG	1,240	19,422
EFG International AG	10,891	99,645
Emmi AG	266	166,250
Feintool International Holding AG	163	19,378
Flughafen Zurich AG	2,505	545,330
Forbo Holding AG Registered	145	219,362
GAM Holding AG	20,002	312,030
Georg Fischer AG Registered	517	637,433
Gurit Holding AG Bearer	45	51,781
Helvetia Holding AG Registered	814	438,113

Security	Shares	Value
Huber & Suhner AG Registered	1,515	$82,073
Idorsia Ltd.[a]	12,118	238,883
Implenia AG Registered	1,958	123,848
Inficon Holding AG Registered	209	129,891
Intershop Holdings AG	128	62,921
Investis Holding SA	395	22,587
Kardex AG Bearer	774	92,246
Komax Holding AG Registered[c]	452	129,460
Kudelski SA Bearer[c]	4,625	56,838
Leonteq AGa,c	991	62,286
Logitech International SA Registered	19,690	704,004
Meyer Burger Technology AGa,c	64,919	121,137
Mobilezone Holding AG	3,028	37,820
Mobimo Holding AG Registered	773	195,421
Molecular Partners AGa,c	1,163	32,669
Newron Pharmaceuticals SpA[a,c]	2,170	30,260
OC Oerlikon Corp. AG Registered	25,371	407,239
Orior AG	626	48,985
Panalpina Welttransport Holding AG Registered[c]	1,326	182,644
PSP Swiss Property AG Registered	5,135	452,300
Rieter Holding AG Registered	374	87,534
Santhera Pharmaceuticals Holding AGa,c	665	23,083
Schmolz + Bickenbach AG Registered[a]	53,431	49,314
Schweiter Technologies AG Bearer	128	157,175
SFS Group AG	2,095	248,424
Siegfried Holding AG Registered	416	130,209
St Galler Kantonalbank AG Registered	310	140,103
Sulzer AG Registered	1,702	218,214
Sunrise Communications Group AGd	4,201	349,802
Swissquote Group Holding SA Registered	1,104	38,376
Tecan Group AG Registered	1,372	290,421
Temenos Group AG Registered	7,568	874,633
u-blox Holding AGc	818	160,679
Valiant Holding AG Registered	1,970	202,969
Valora Holding AG Registered	342	109,706
VAT Group AGd	2,610	340,127
Vontobel Holding AG Registered	3,224	200,691
VZ Holding AG	348	120,358
Walter Meier AG	450	18,554
Ypsomed Holding AGc	474	82,598
Zehnder Group AG	1,216	44,649

		15,108,567
UNITED KINGDOM — 31.61%
888 Holdings PLC	24,583	81,841
AA PLC	75,995	172,872
Abcam PLC	22,900	302,580
Acacia Mining PLC	20,308	48,623
Advanced Medical Solutions Group PLC	23,562	108,417
Aggreko PLC	32,305	401,968
Aldermore Group PLC[a]	32,248	128,900
Allied Minds PLC[a,c]	26,593	61,800
Amerisur Resources PLC[a,c]	119,172	30,860
AO World PLC[a,c]	31,332	45,768
Arrow Global Group PLC	20,815	116,992
Ascential PLC	49,840	222,977
Ashmore Group PLC	48,462	247,703
ASOS PLC[a]	6,871	519,814
Assura PLC	226,519	181,687

369

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
AVEVA Group PLC	7,969	$266,995
B&M European Value Retail SA	106,733	563,118
Balfour Beatty PLC	85,845	312,354
BBA Aviation PLC	129,649	547,837
Beazley PLC	66,375	445,561
Bellway PLC	15,466	749,640
BGEO Group PLC	4,924	232,782
Biffa PLC[d]	31,130	105,001
Big Yellow Group PLC	18,692	192,991
Blue Prism Group PLC[a,c]	4,699	87,361
Bodycote PLC	23,830	296,514
boohoo.com PLC[a]	83,667	222,767
Booker Group PLC	214,825	573,977
Bovis Homes Group PLC	17,031	265,968
Brewin Dolphin Holdings PLC	35,653	167,224
Britvic PLC	32,787	329,594
BTG PLC[a]	48,465	485,268
Burford Capital Ltd.	23,714	390,489
Cairn Energy PLC[a,c]	72,352	203,113
Cairn Homes PLC[a]	80,721	167,619
Capital & Counties Properties PLC	94,943	335,246
Card Factory PLC	38,121	158,905
Carillion PLC	53,091	32,079
Centamin PLC	135,777	251,165
Chemring Group PLC	34,587	79,229
Chesnara PLC	17,793	90,969
Cineworld Group PLC	23,517	207,519
Civitas Social Housing PLC	41,449	60,546
Civitas Social Housing PLC[a]	60,232	1
Clinigen Healthcare Ltd.[a]	12,176	190,311
Close Brothers Group PLC	18,923	349,039
CMC Markets PLC[d]	14,351	30,397
Conviviality PLC	20,488	115,698
Costain Group PLC	13,082	75,048
Countryside Properties PLC[d]	41,888	197,692
Countrywide PLC[a]	20,481	33,929
Crest Nicholson Holdings PLC	31,825	239,414
CVS Group PLC	7,537	142,124
CYBG PLC[a,c]	111,400	465,991
Daily Mail & General Trust PLC Class A NVS	35,676	328,552
Dairy Crest Group PLC	17,560	141,662
Dart Group PLC	11,931	95,063
De La Rue PLC	12,730	118,334
Debenhams PLC	144,739	84,090
Dechra Pharmaceuticals PLC	11,762	321,134
Derwent London PLC	13,313	473,090
DFS Furniture PLC	26,350	73,132
Dialight PLC[a]	3,014	25,696
Dignity PLC	6,191	199,203
Diploma PLC	14,068	201,575
Domino’s Pizza Group PLC	61,210	272,870
Drax Group PLC	50,591	186,633
DS Smith PLC	128,139	886,545
Dunelm Group PLC	12,577	122,256
EI Group PLC[a]	59,721	106,667
Electrocomponents PLC	55,508	511,929
Elementis PLC	57,538	217,227

Security	Shares	Value
EMIS Group PLC	6,736	$86,052
Empiric Student Property PLC	74,705	96,476
EnQuest PLC ADR[a,c]	138,501	47,360
Entertainment One Ltd.	42,598	159,861
Equiniti Group PLC[d]	45,215	181,871
Essentra PLC	32,644	230,620
esure Group PLC	36,567	130,381
Evraz PLC	44,410	170,141
Faroe Petroleum PLC[a]	38,971	52,528
Fenner PLC	23,036	105,461
Ferrexpo PLC	36,673	123,795
Fevertree Drinks PLC	11,447	322,414
FirstGroup PLC[a]	150,536	219,895
Forterra PLC[d]	24,864	99,055
Foxtons Group PLC	32,085	33,766
Galliford Try PLC	10,298	166,838
GB Group PLC[c]	16,947	98,346
Genus PLC	7,602	237,335
Go-Ahead Group PLC	5,345	125,633
Gocompare.Com Group PLC	36,363	49,133
Grafton Group PLC	28,027	306,122
Grainger PLC	51,891	191,842
Great Portland Estates PLC	40,565	334,792
Greencore Group PLC[c]	87,510	224,051
Greene King PLC	39,248	281,966
Greggs PLC	12,571	212,677
GVC Holdings PLC	35,985	447,997
Halfords Group PLC	24,779	108,752
Halma PLC	48,332	758,637
Hansteen Holdings PLC	92,687	168,625
Hastings Group Holdings PLC[d]	37,015	154,885
Hays PLC	172,821	427,784
Helical PLC	12,442	50,724
Hill & Smith Holdings PLC	9,743	171,043
Hiscox Ltd.[c]	35,908	680,928
Hochschild Mining PLC	31,401	91,905
Homeserve PLC	34,808	395,672
Hostelworld Group PLC[d]	11,876	53,897
Hotel Chocolat Group Ltd.[a]	4,937	22,750
Howden Joinery Group PLC	79,270	431,699
Hunting PLC[a]	17,291	120,204
Hurricane Energy PLC[a,c]	182,288	69,595
Ibstock PLC[d]	50,413	166,093
IG Group Holdings PLC	46,794	406,086
Imagination Technologies Group PLC[a]	32,012	76,731
Inchcape PLC	52,435	544,167
Indivior PLC[a]	90,965	448,882
Informa PLC	103,782	960,587
Intermediate Capital Group PLC	37,154	480,065
International Personal Finance PLC	27,853	74,807
Interserve PLC[c]	17,881	17,334
iomart Group PLC	9,436	44,452
IQE PLC[a,c]	76,205	147,241
ITE Group PLC	33,350	78,720
IWG PLC	85,659	245,020
J D Wetherspoon PLC	9,600	158,717
Jackpotjoy PLC[a]	6,402	69,373
JD Sports Fashion PLC	54,362	258,152
Jimmy Choo PLC[a]	14,276	43,603
John Laing Group PLC[d]	45,802	173,710

370

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
John Menzies PLC	9,297	$86,422
Jupiter Fund Management PLC	56,150	443,286
Just Eat PLC[a]	68,180	706,209
Just Group PLC	70,099	143,542
Kainos Group PLC	8,024	30,288
KAZ Minerals PLC[a]	31,025	334,953
Kcom Group PLC	61,864	88,314
Keller Group PLC	8,949	111,292
Keywords Studios PLC	5,535	117,456
Kier Group PLC	12,143	167,703
Ladbrokes Coral Group PLC	178,786	302,472
Laird PLC	60,942	131,913
Lancashire Holdings Ltd.	23,643	235,946
LondonMetric Property PLC	86,252	202,046
Lonmin PLC[a]	31,904	42,579
Lookers PLC	39,886	55,615
Luceco PLC[d]	10,062	33,405
Majestic Wine PLC	6,669	32,812
Man Group PLC	207,526	533,531
Marshalls PLC	24,745	156,644
Marston’s PLC	79,141	112,032
McCarthy & Stone PLC[d]	60,121	127,740
Melrose Industries PLC	243,694	711,626
Metro Bank PLC[a,c]	9,476	447,601
Mitchells & Butlers PLC	26,036	88,338
Mitie Group PLC	44,823	141,069
Moneysupermarket.com Group PLC	67,777	292,425
Morgan Advanced Materials PLC	35,500	148,027
N Brown Group PLC	19,340	77,356
National Express Group PLC	57,227	279,280
NCC Group PLC	34,389	105,034
NewRiver REIT PLC	37,511	166,823
NEX Group PLC	40,247	339,115
NMC Health PLC	10,297	395,449
Northgate PLC	16,660	99,114
Nostrum Oil & Gas PLC[a]	10,614	53,053
Ocado Group PLC[a,c]	66,625	254,542
On the Beach Group PLC[d]	12,185	66,747
OneSavings Bank PLC	18,205	98,152
Ophir Energy PLC[a]	87,975	76,229
Oxford Instruments PLC	6,739	85,061
P2P Global Investments PLC/Fund	10,469	109,342
Pagegroup PLC	40,618	252,271
Pan African Resources PLC	237,859	43,431
Pantheon Resources PLC[a,c]	27,971	19,594
Paragon Banking Group PLC	34,202	215,829
Paysafe Group PLC[a]	57,954	450,986
Pendragon PLC	178,290	59,782
Pennon Group PLC	53,056	559,419
Petra Diamonds Ltd.[a,c]	65,548	67,024
Petrofac Ltd.	32,181	179,187
Pets at Home Group PLC[c]	43,594	101,945
Phoenix Group Holdings	47,087	473,346
Photo-Me International PLC	32,989	78,525
Playtech PLC	37,933	495,672
Plus500 Ltd.	10,017	136,346
Polypipe Group PLC	24,611	134,814

Security	Shares	Value
Premier Foods PLC[a]	82,550	$43,027
Premier Oil PLC[a,c]	63,279	57,141
Primary Health Properties PLC[c]	70,866	111,516
Purplebricks Group PLC[a,c]	26,891	129,895
PZ Cussons PLC	34,745	152,492
QinetiQ Group PLC	70,817	229,555
Rank Group PLC	21,940	69,313
Rathbone Brothers PLC	6,343	215,718
Redde PLC	38,036	76,649
Redefine International PLC/Isle of Man	170,008	84,006
Redrow PLC	27,632	238,878
Renewi PLC	94,779	130,645
Renishaw PLC	4,536	298,469
Rentokil Initial PLC	230,087	1,026,017
Restaurant Group PLC (The)	24,934	100,558
Restore PLC[c]	13,381	95,777
Rightmove PLC	11,703	645,573
Rotork PLC	109,831	383,148
RPC Group PLC	52,230	653,707
RPS Group PLC	27,870	108,902
SafeCharge International Group Ltd.	6,476	26,530
Safestore Holdings PLC	25,947	153,400
Saga PLC	139,432	353,839
Savills PLC	17,583	217,849
Scapa Group PLC	16,973	108,414
Schroder REIT Ltd.	64,769	51,391
Senior PLC	52,111	199,506
Serco Group PLC[a]	136,935	212,029
Shaftesbury PLC	29,495	387,762
SIG PLC	69,813	159,922
Sirius Minerals PLC[a,c]	496,089	176,553
Smart Metering Systems PLC	8,964	96,182
SOCO International PLC	25,036	38,732
Softcat PLC	13,547	96,515
SolGold PLC[a,c]	84,143	37,153
Sophos Group PLC[d]	34,445	284,053
Sound Energy PLC[a,c]	81,438	58,939
Spectris PLC	14,990	509,593
Spirax-Sarco Engineering PLC	9,350	701,523
Spire Healthcare Group PLC[d]	35,046	138,222
Sports Direct International PLC[a,c]	31,700	166,448
SSP Group PLC	59,842	464,883
ST Modwen Properties PLC	23,541	119,012
Staffline Group PLC	2,438	37,782
Stagecoach Group PLC	53,620	118,769
Stallergenes Greer PLC[a]	502	25,731
Standard Life Investment Property Income Trust Ltd.	45,862	55,878
Stobart Group Ltd.	39,502	148,400
Stock Spirits Group PLC	22,446	75,114
SuperGroup PLC	6,578	161,952
Synthomer PLC	33,807	219,891
TalkTalk Telecom Group PLC[c]	65,457	185,582
Ted Baker PLC	3,567	131,209
Telecom Plus PLC	7,915	128,231
Telford Homes PLC	8,364	45,650
Telit Communications PLC[c]	12,663	28,881
Thomas Cook Group PLC	181,450	288,666
TP ICAP PLC	70,691	511,145
Tritax Big Box REIT PLC	177,362	346,933
Tullow Oil PLC[a]	174,267	421,181

371

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
UBM PLC	49,580	$463,183
UDG Healthcare PLC	30,919	379,590
Ultra Electronics Holdings PLC	9,656	233,886
UNITE Group PLC (The)	27,958	261,002
Vectura Group PLC[a,c]	75,750	100,592
Vedanta Resources PLC	10,096	119,054
Vesuvius PLC	27,014	210,935
Victoria PLC[a]	7,386	77,044
Victrex PLC	10,677	340,001
Virgin Money Holdings UK PLC	36,115	139,944
Watkin Jones PLC	22,364	69,717
WH Smith PLC	14,050	381,923
William Hill PLC	106,784	366,421
Workspace Group PLC	15,256	179,294
ZPG PLC[d]	35,401	164,538

		57,063,492

TOTAL COMMON STOCKS (Cost: $154,973,853)		178,901,468

PREFERRED STOCKS — 0.62%

GERMANY — 0.58%
Biotest AG, Preference Shares	2,475	65,450
Draegerwerk AG & Co. KGaA, Preference Shares	947	108,832
Jungheinrich AG, Preference Shares	5,968	271,075
Sartorius AG, Preference Shares[c]	4,476	417,197
Sixt SE, Preference Shares	2,095	135,232
STO SE & Co. KGaA, Preference Shares	320	48,462

		1,046,248
ITALY — 0.04%
Buzzi Unicem SpA RSP, Preference Shares	5,100	80,860

		80,860

TOTAL PREFERRED STOCKS (Cost: $854,593)		1,127,108

RIGHTS — 0.02%

SPAIN — 0.02%
Liberbank SA (Expires 11/10/17)[a]	89,354	32,165
Papeles y Cartones de Europa SA (Expires 11/16/17)[a]	5,138	2,107

		34,272

TOTAL RIGHTS (Cost: $44,908)		34,272

Security	Shares	Value
SHORT-TERM INVESTMENTS — 8.76%

MONEY MARKET FUNDS — 8.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[e,f,g]	15,729,702	$15,732,848
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[e,f]	85,265	85,265

		15,818,113

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,818,122)		15,818,113

TOTAL INVESTMENTS IN SECURITIES — 108.49% (Cost: $171,691,476)		195,880,961
Other Assets, Less Liabilities — (8.49)%		(15,326,908)

NET ASSETS — 100.00%		$180,554,053

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	11,893,708	3,835,994	[a]	—	15,729,702	$15,732,848	$(547)	$(1,119)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	65,262	20,003	[a]	—	85,265	85,265	—	—	234

						$15,818,113	$(547)	$(1,119)	$234

[a]	Net of shares purchased and sold.

372

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$178,857,670	$43,604	$194	$178,901,468
Preferred stocks	1,127,108	—	—	1,127,108
Rights	34,272	—	—	34,272
Money market funds	15,818,113	—	—	15,818,113

Total	$195,837,163	$43,604	$194	$195,880,961

373

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.30%

AUSTRALIA — 2.79%
AGL Energy Ltd.	3,105	$60,162
Alumina Ltd.	12,094	21,699
Amcor Ltd./Australia	5,453	66,228
AMP Ltd.	13,862	52,825
APA Group	5,357	35,160
Aristocrat Leisure Ltd.	2,615	47,219
ASX Ltd.	988	40,893
Aurizon Holdings Ltd.	10,168	40,385
AusNet Services	6,760	9,174
Australia & New Zealand Banking Group Ltd.	13,461	308,811
Bank of Queensland Ltd.	1,816	18,603
Bendigo & Adelaide Bank Ltd.	2,044	17,835
BGP Holdings PLC[a,b]	38,252	—
BHP Billiton Ltd.	14,820	301,580
BlueScope Steel Ltd.	2,459	24,209
Boral Ltd.	5,928	32,499
Brambles Ltd.	7,377	53,509
Caltex Australia Ltd.	1,265	33,230
Challenger Ltd./Australia	2,333	23,791
CIMIC Group Ltd.	459	17,016
Coca-Cola Amatil Ltd.	2,912	18,197
Cochlear Ltd.	275	37,094
Commonwealth Bank of Australia	7,976	474,754
Computershare Ltd.	2,236	26,711
Crown Resorts Ltd.	1,872	16,665
CSL Ltd.	2,107	224,447
Dexus	4,264	31,942
Domino’s Pizza Enterprises Ltd.[c]	260	9,288
Flight Centre Travel Group Ltd.[c]	305	10,945
Fortescue Metals Group Ltd.	7,124	25,345
Goodman Group	7,503	48,094
GPT Group (The)	8,855	34,559
Harvey Norman Holdings Ltd.	3,291	9,538
Healthscope Ltd.	7,748	11,644
Incitec Pivot Ltd.	8,387	24,565
Insurance Australia Group Ltd.	9,624	48,408
James Hardie Industries PLC	2,043	31,157
LendLease Group	2,340	29,084
Macquarie Group Ltd.	1,471	110,928
Medibank Pvt Ltd.	12,822	30,182
Mirvac Group	16,178	29,895
National Australia Bank Ltd.	12,488	312,725
Newcrest Mining Ltd.	3,581	61,532
Oil Search Ltd.	6,192	35,038
Orica Ltd.	1,820	29,124
Origin Energy Ltd.[b]	8,198	49,909
Qantas Airways Ltd.	2,510	11,836
QBE Insurance Group Ltd.	6,203	50,796
Ramsay Health Care Ltd.	724	37,144
REA Group Ltd.	208	11,528
Rio Tinto Ltd.[c]	1,969	104,851
Santos Ltd.[b]	9,154	31,585
Scentre Group	24,666	76,029
Seek Ltd.	1,449	20,409
Sonic Healthcare Ltd.	1,972	32,917

Security	Shares	Value
South32 Ltd.	24,300	$62,790
Stockland	11,673	40,455
Suncorp Group Ltd.	5,876	61,184
Sydney Airport	4,955	27,013
Tabcorp Holdings Ltd.	4,369	15,041
Tatts Group Ltd.	6,878	21,991
Telstra Corp. Ltd.	19,792	53,721
TPG Telecom Ltd.	1,300	5,383
Transurban Group	9,612	89,398
Treasury Wine Estates Ltd.	3,626	43,511
Vicinity Centres	15,350	31,189
Wesfarmers Ltd.	5,149	165,026
Westfield Corp.	8,944	53,285
Westpac Banking Corp.	15,484	391,669
Woodside Petroleum Ltd.	3,514	82,798
Woolworths Ltd.	6,141	121,859

		4,620,006
AUSTRIA — 0.10%
Andritz AG	252	14,250
Erste Group Bank AG	1,367	58,747
OMV AG	706	42,422
Raiffeisen Bank International AGb	758	26,411
Voestalpine AG	550	30,265

		172,095
BELGIUM — 0.49%
Ageas	779	37,793
Anheuser-Busch InBev SA/NV	3,517	430,403
Colruyt SA	312	15,960
Groupe Bruxelles Lambert SA	394	42,310
KBC Group NV	1,159	96,281
Proximus SADP	694	23,050
Solvay SA	365	54,235
Telenet Group Holding NVb,c	275	19,023
UCB SA	587	42,732
Umicore SA	954	42,643

		804,430
CANADA — 3.87%
Agnico Eagle Mines Ltd.	1,070	47,810
Agrium Inc.	617	67,223
Alimentation Couche-Tard Inc. Class B	2,021	94,834
AltaGas Ltd.	728	16,609
ARC Resources Ltd.	1,709	20,854
Atco Ltd./Canada Class I	379	13,753
Bank of Montreal	3,046	233,524
Bank of Nova Scotia (The)	5,490	354,672
Barrick Gold Corp.	5,475	79,167
BCE Inc.	676	31,238
BlackBerry Ltd.[b]	2,229	24,415
Bombardier Inc. Class Bb	10,266	21,741
Brookfield Asset Management Inc. Class A	4,186	175,740

374

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2017

Security	Shares	Value
CAE Inc.	1,300	$23,053
Cameco Corp.	1,887	15,341
Canadian Imperial Bank of Commerce	1,992	175,480
Canadian National Railway Co.	3,464	278,953
Canadian Natural Resources Ltd.	4,993	174,374
Canadian Pacific Railway Ltd.	669	116,082
Canadian Tire Corp. Ltd. Class A	327	40,155
Canadian Utilities Ltd. Class A	624	18,859
CCL Industries Inc. Class B	659	31,787
Cenovus Energy Inc.	4,933	47,910
CGI Group Inc. Class Ab	1,055	56,101
CI Financial Corp.	1,196	26,609
Constellation Software Inc./Canada	97	55,229
Crescent Point Energy Corp.	2,407	19,811
Dollarama Inc.	550	61,272
Element Fleet Management Corp.	1,575	12,145
Emera Inc.	201	7,578
Empire Co. Ltd. Class A	669	11,589
Enbridge Inc.	7,518	289,149
Encana Corp.	4,300	50,335
Fairfax Financial Holdings Ltd.	125	65,880
Finning International Inc.	691	16,864
First Capital Realty Inc.	446	7,079
First Quantum Minerals Ltd.[c]	3,328	37,253
Fortis Inc./Canada	1,902	70,099
Franco-Nevada Corp.	929	73,882
George Weston Ltd.	238	19,999
Gildan Activewear Inc.	1,092	33,444
Goldcorp Inc.[c]	3,878	50,690
Great-West Lifeco Inc.	1,331	37,067
H&R REIT	758	12,595
Husky Energy Inc.[b]	1,560	20,234
Hydro One Ltd.[d]	1,487	26,312
IGM Financial Inc.	260	9,171
Imperial Oil Ltd.	1,404	45,558
Industrial Alliance Insurance & Financial Services Inc.	535	24,262
Intact Financial Corp.	602	49,244
Inter Pipeline Ltd.	1,694	34,482
Jean Coutu Group PJC Inc. (The) Class A	379	7,197
Keyera Corp.	728	21,449
Kinross Gold Corp.[b]	5,356	21,190
Linamar Corp.	201	12,206
Loblaw Companies Ltd.[c]	1,040	53,714
Magna International Inc. Class A	1,681	91,776
Manulife Financial Corp.	9,172	184,564
Methanex Corp.	446	21,752
Metro Inc.	1,137	35,818
National Bank of Canada	1,538	74,699
Onex Corp.	379	28,827
Open Text Corp.	1,196	41,852
Pembina Pipeline Corp.	2,189	72,423
Peyto Exploration & Development Corp.	729	9,953
Potash Corp. of Saskatchewan Inc.	3,783	73,688
Power Corp. of Canada	1,783	45,754
Power Financial Corp.	1,248	34,959
PrairieSky Royalty Ltd.	968	25,786
Restaurant Brands International Inc.	1,085	70,153
RioCan REIT	676	12,832
Rogers Communications Inc. Class B	1,694	87,966
Royal Bank of Canada	6,760	528,959

Security	Shares	Value
Saputo Inc.	811	$29,304
Seven Generations Energy Ltd. Class Ab	1,040	15,716
Shaw Communications Inc. Class B	1,798	41,090
Shopify Inc. Class Ab,c	342	34,028
SmartCentres Real Estate Investment Trust	171	3,844
SNC-Lavalin Group Inc.	691	31,154
Sun Life Financial Inc.	2,823	110,042
Suncor Energy Inc.	7,927	269,337
Teck Resources Ltd. Class B	2,749	56,213
TELUS Corp.	1,003	36,351
Thomson Reuters Corp.	1,434	67,100
Toronto-Dominion Bank (The)	8,610	489,844
Tourmaline Oil Corp.[b]	1,042	19,084
TransCanada Corp.	4,049	192,383
Turquoise Hill Resources Ltd.[b,c]	3,987	12,186
Valeant Pharmaceuticals International Inc.[b,c]	1,501	17,547
Vermilion Energy Inc.	498	17,009
West Fraser Timber Co. Ltd.	327	19,905
Wheaton Precious Metals Corp.[c]	1,969	40,889
Yamana Gold Inc.	4,212	10,946

		6,398,996
DENMARK — 0.77%
AP Moller — Maersk A/S Class A	19	35,218
AP Moller — Maersk A/S Class B	29	55,706
Carlsberg A/S Class B	515	58,816
Chr Hansen Holding A/S	510	44,632
Coloplast A/S Class B	521	45,839
Danske Bank A/S	3,373	128,687
DSV A/S	918	70,996
Genmab A/Sb,c	290	58,567
H Lundbeck A/S	312	18,541
ISS A/S	727	30,775
Novo Nordisk A/S Class B	8,595	427,624
Novozymes A/S Class B	1,085	59,927
Orsted A/Sd	795	44,557
Pandora A/S	478	45,124
TDC A/S	3,956	23,392
Tryg A/S	587	13,977
Vestas Wind Systems A/S	1,038	91,570
William Demant Holding A/Sb	669	19,303

		1,273,251
FINLAND — 0.40%
Elisa OYJ	721	29,053
Fortum OYJ	2,073	44,024
Kone OYJ Class B	1,605	86,887
Metso OYJ	498	18,106
Neste OYJ	624	34,769
Nokia OYJ	27,244	133,807
Nokian Renkaat OYJ	520	23,849
Orion OYJ Class B	446	18,289
Sampo OYJ Class A	2,071	108,519
Stora Enso OYJ Class R	2,459	38,472

375

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2017

Security	Shares	Value
UPM-Kymmene OYJ	2,541	$76,372
Wartsila OYJ Abp	721	46,448

		658,595
FRANCE — 4.35%
Accor SA	878	43,813
Aeroports de Paris	134	22,572
Air Liquide SA	1,985	252,748
Airbus SE	2,684	274,370
Alstom SA	780	31,567
Arkema SA	284	35,880
Atos SE	443	68,844
AXA SA	9,011	272,197
BNP Paribas SA	5,230	408,454
Bollore SA	3,863	18,676
Bouygues SA	991	47,581
Bureau Veritas SA	1,196	32,038
Capgemini SE	773	93,968
Carrefour SA	2,596	52,258
Casino Guichard Perrachon SA	253	14,452
Cie. de Saint-Gobain	2,200	129,067
Cie. Generale des Etablissements Michelin Class B	775	112,132
CNP Assurances	832	19,361
Credit Agricole SA	4,918	85,824
Danone SA	2,756	225,192
Dassault Aviation SA	15	23,398
Dassault Systemes SE	624	66,274
Edenred	1,073	30,937
Eiffage SA	344	35,943
Electricite de France SA	2,450	32,080
Engie SA	7,748	130,968
Essilor International SA	951	120,425
Eurazeo SA	188	17,479
Eurofins Scientific SE	53	33,156
Eutelsat Communications SA	936	23,454
Fonciere des Regions	171	17,417
Gecina SA	230	37,324
Groupe Eurotunnel SE Registered	2,125	26,711
Hermes International	155	80,452
ICADE	171	14,940
Iliad SAc	119	29,715
Imerys SA	134	12,206
Ingenico Group SA	261	25,340
Ipsen SA	156	18,864
JCDecaux SA	312	11,940
Kering	364	166,860
Klepierre SA	966	38,425
L’Oreal SA	1,175	261,512
Lagardere SCA	602	19,829
Legrand SA	1,249	92,787
LVMH Moet Hennessy Louis Vuitton SE	1,293	385,758
Natixis SA	4,749	37,244
Orange SA	9,286	152,368
Pernod Ricard SA	1,006	150,887
Peugeot SA	2,148	50,960
Publicis Groupe SA	896	58,411
Remy Cointreau SA	97	12,599
Renault SA	877	86,984
Rexel SA	1,196	21,352

Security	Shares	Value
Safran SA	1,419	$149,487
Sanofi	5,319	503,703
Schneider Electric SE	2,554	224,485
SCOR SE	785	32,597
SEB SA	134	24,976
SES SA	1,798	29,240
Societe BIC SA	134	14,154
Societe Generale SA	3,586	199,685
Sodexo SA	431	54,854
STMicroelectronics NV	2,953	69,490
Suez	1,508	26,527
Thales SA	483	50,348
TOTAL SA	10,934	609,747
Unibail-Rodamco SE	461	115,383
Valeo SA	1,055	71,406
Veolia Environnement SA	2,028	48,054
Vinci SA	2,303	225,496
Vivendi SA	4,868	120,934
Wendel SA	156	26,315
Zodiac Aerospace	1,040	29,743

		7,192,617
GERMANY — 3.76%
adidas AG	877	195,188
Allianz SE Registered	2,110	490,011
Axel Springer SE	238	16,053
BASF SE	4,129	450,319
Bayer AG Registered	3,775	491,221
Bayerische Motoren Werke AG	1,538	156,773
Beiersdorf AG	461	51,717
Brenntag AG	706	39,984
Commerzbank AGb	4,747	65,061
Continental AG	513	130,221
Covestro AGd	520	49,892
Daimler AG Registered	4,420	367,078
Deutsche Bank AG Registered	9,821	159,602
Deutsche Boerse AG	890	91,944
Deutsche Lufthansa AG Registered	1,144	36,516
Deutsche Post AG Registered	4,621	211,669
Deutsche Telekom AG Registered	15,095	275,028
Deutsche Wohnen SE Bearer	1,646	70,114
E.ON SE	10,349	122,128
Evonik Industries AG	832	30,318
Fraport AG Frankfurt Airport Services Worldwide	201	19,074
Fresenius Medical Care AG & Co. KGaA	1,003	97,004
Fresenius SE & Co. KGaA	1,902	158,890
GEA Group AGc	825	39,784
Hannover Rueck SE	290	36,368
HeidelbergCement AG	729	74,284
Henkel AG & Co. KGaA	498	62,772
HOCHTIEF AGc	104	18,355
HUGO BOSS AG	312	27,929
Infineon Technologies AG	5,282	144,632
Innogy SEd	676	31,461
K+S AG Registered[c]	1,003	24,327
KION Group AG	328	26,254

376

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2017

Security	Shares	Value
Lanxess AG	416	$32,508
Linde AGc	877	189,416
MAN SE	149	16,469
Merck KGaA	617	66,048
METRO AGb	743	14,191
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	745	166,678
Osram Licht AG	396	30,299
ProSiebenSat.1 Media SE Registered	1,018	35,512
QIAGEN NVc	1,094	37,055
RTL Group SAb	200	14,839
RWE AGb	2,459	61,475
SAP SE	4,472	508,775
Siemens AG Registered	3,471	495,334
Symrise AG	572	44,519
Telefonica Deutschland Holding AG	3,670	18,653
thyssenkrupp AG	1,902	50,751
United Internet AG Registered[e]	572	36,190
Volkswagen AG	157	29,154
Vonovia SE	2,156	94,839
Zalando SEb,c,d	483	24,170

		6,228,846
HONG KONG — 1.40%
AIA Group Ltd.	55,200	415,320
ASM Pacific Technology Ltd.	1,500	21,822
Bank of East Asia Ltd. (The)[c]	6,080	26,652
BOC Hong Kong Holdings Ltd.	17,500	83,330
CK Asset Holdings Ltd.	12,336	101,432
CK Hutchison Holdings Ltd.	13,336	169,311
CK Infrastructure Holdings Ltd.[c]	3,500	30,461
CLP Holdings Ltd.	8,000	81,366
Galaxy Entertainment Group Ltd.	11,000	74,867
Hang Lung Properties Ltd.	10,000	22,969
Hang Seng Bank Ltd.	3,700	87,594
Henderson Land Development Co. Ltd.	5,565	36,271
HK Electric Investments & HK Electric Investments Ltd.[c,d]	15,000	13,805
HKT Trust & HKT Ltd.	22,740	27,777
Hong Kong & China Gas Co. Ltd.	42,180	79,907
Hong Kong Exchanges & Clearing Ltd.	5,200	144,767
Hongkong Land Holdings Ltd.	5,200	37,700
Jardine Matheson Holdings Ltd.	900	57,654
Jardine Strategic Holdings Ltd.	1,100	46,134
Li & Fung Ltd.	30,000	15,112
Link REIT	11,000	92,421
Melco Resorts & Entertainment Ltd. ADR	1,196	30,235
MGM China Holdings Ltd.[c]	4,000	9,013
MTR Corp. Ltd.[c]	7,500	43,452
New World Development Co. Ltd.	27,333	40,710
NWS Holdings Ltd.	10,000	20,226
PCCW Ltd.	32,000	17,637
Power Assets Holdings Ltd.	6,500	56,320
Sands China Ltd.[c]	12,000	56,525
Sino Land Co. Ltd.[c]	16,000	27,563
SJM Holdings Ltd.	4,000	3,435
Sun Hung Kai Properties Ltd.	7,000	114,486
Swire Pacific Ltd. Class A	3,500	34,566
Swire Properties Ltd.	6,000	20,265
Techtronic Industries Co. Ltd.	5,893	34,557
WH Group Ltd.[d]	43,000	43,541

Security	Shares	Value
Wharf Holdings Ltd. (The)	6,000	$54,564
Wheelock & Co. Ltd.	4,000	27,840
Wynn Macau Ltd.	6,000	15,381

		2,316,988
IRELAND — 0.18%
Bank of Ireland Group PLC[b]	3,824	29,972
CRH PLC	3,920	147,821
Irish Bank Resolution Corp. Ltd.[a,b]	6,552	—
Kerry Group PLC Class A	743	74,827
Paddy Power Betfair PLC	377	38,561

		291,181
ISRAEL — 0.19%
Azrieli Group Ltd.	201	11,345
Bank Hapoalim BM	5,059	35,810
Bank Leumi Le-Israel BM	7,584	41,943
Bezeq The Israeli Telecommunication Corp. Ltd.	9,360	13,979
Check Point Software Technologies Ltd.[b,c]	624	73,451
Elbit Systems Ltd.	104	15,421
Frutarom Industries Ltd.	171	14,081
Israel Chemicals Ltd.	2,132	8,890
Mizrahi Tefahot Bank Ltd.	587	10,593
Nice Ltd.	290	23,905
Teva Pharmaceutical Industries Ltd. ADR[c]	4,212	58,126

		307,544
ITALY — 0.97%
Assicurazioni Generali SpA	5,927	107,989
Atlantia SpA	2,125	69,315
CNH Industrial NV	4,524	57,814
Enel SpA	36,712	227,738
Eni SpA	11,693	191,250
EXOR NV	483	30,975
Ferrari NV	600	71,924
Fiat Chrysler Automobiles NVb	4,959	85,730
Intesa Sanpaolo SpA	60,573	203,649
Leonardo SpA	1,900	32,825
Luxottica Group SpA	782	44,857
Mediobanca SpA	2,526	27,690
Poste Italiane SpA[d]	2,355	17,215
Prysmian SpA	847	29,207
Recordati SpA	498	23,154
Saipem SpA[b,c]	2,937	12,345
Snam SpA	11,337	57,926
Telecom Italia SpA/Milano[b,c]	51,454	44,656
Tenaris SAc	2,184	29,895
Terna Rete Elettrica Nazionale SpA	7,816	47,165
UniCredit SpA[b]	9,165	175,419
UnipolSai Assicurazioni SpA	4,205	9,582

		1,598,320

377

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2017

Security	Shares	Value
NETHERLANDS — 1.53%
ABN AMRO Group NVd	1,850	$57,144
Aegon NV	8,469	50,001
AerCap Holdings NVb,c	676	35,585
Akzo Nobel NV	1,107	100,253
Altice NV Class Ab,c	2,199	41,487
Altice NV Class Bb,c	847	15,975
ArcelorMittal[b]	3,087	88,520
ASML Holding NV	1,716	309,454
Boskalis Westminster	411	14,699
Gemalto NV	379	15,003
Heineken Holding NV	473	43,916
Heineken NV	1,085	105,744
ING Groep NV	18,096	334,344
Koninklijke Ahold Delhaize NV	5,913	111,281
Koninklijke DSM NV	899	76,703
Koninklijke KPN NV	15,595	53,848
Koninklijke Philips NV	4,312	175,588
Koninklijke Vopak NV	342	14,811
NN Group NV	1,419	59,444
NXP Semiconductors NVb	1,605	187,865
Randstad Holding NV	550	33,843
RELX NV	4,212	95,142
Unilever NV CVA	7,466	434,050
Wolters Kluwer NV	1,456	71,375

		2,526,075
NEW ZEALAND — 0.06%
Auckland International Airport Ltd.	4,591	19,594
Contact Energy Ltd.	3,425	13,491
Fletcher Building Ltd.	2,771	13,971
Mercury NZ Ltd.	3,254	7,334
Meridian Energy Ltd.	6,195	12,095
Ryman Healthcare Ltd.	1,694	10,793
Spark New Zealand Ltd.	8,164	20,581

		97,859
NORWAY — 0.28%
DNB ASA	4,554	87,664
Gjensidige Forsikring ASA	951	17,865
Marine Harvest ASA	2,189	42,673
Norsk Hydro ASA	6,208	47,915
Orkla ASA	3,463	33,839
Schibsted ASA[c]	364	9,369
Schibsted ASA Class B	364	8,519
Statoil ASA	5,386	108,880
Telenor ASA	3,425	72,628
Yara International ASA	884	41,899

		471,251
PORTUGAL — 0.06%
EDP — Energias de Portugal SA	11,054	39,443
Galp Energia SGPS SA	2,021	37,576

Security	Shares	Value
Jeronimo Martins SGPS SA	1,241	$22,553

		99,572
SINGAPORE — 0.54%
Ascendas REIT	12,237	24,611
CapitaLand Commercial Trust	12,558	15,993
CapitaLand Ltd.	11,900	32,056
CapitaLand Mall Trust	15,100	22,388
City Developments Ltd.	1,700	16,147
ComfortDelGro Corp. Ltd.	9,700	14,382
DBS Group Holdings Ltd.	8,000	133,764
Genting Singapore PLC	26,800	23,999
Global Logistic Properties Ltd.[c]	14,000	34,116
Golden Agri-Resources Ltd.	35,700	10,351
Hutchison Port Holdings Trust[c]	26,000	11,180
Jardine Cycle & Carriage Ltd.	410	11,854
Keppel Corp. Ltd.	6,900	37,984
Oversea-Chinese Banking Corp. Ltd.[c]	15,025	131,237
SATS Ltd.	2,800	9,659
SembCorp Industries Ltd.[c]	5,200	12,595
Singapore Airlines Ltd.	2,500	18,845
Singapore Exchange Ltd.	3,900	21,956
Singapore Press Holdings Ltd.[c]	7,800	15,458
Singapore Technologies Engineering Ltd.	6,900	17,625
Singapore Telecommunications Ltd.[c]	35,900	98,815
StarHub Ltd.[c]	3,400	6,563
Suntec REIT[c]	11,900	17,032
United Overseas Bank Ltd.	6,400	115,655
UOL Group Ltd.[c]	1,500	9,953
Wilmar International Ltd.	8,200	20,404
Yangzijiang Shipbuilding Holdings Ltd.	8,200	9,480

		894,102
SPAIN — 1.40%
Abertis Infraestructuras SA	3,323	71,887
ACS Actividades de Construccion y Servicios SA	1,145	45,158
Aena SME SAd	314	57,613
Amadeus IT Group SA	2,028	137,617
Banco Bilbao Vizcaya Argentaria SA	31,371	274,567
Banco de Sabadell SA	25,019	50,102
Banco Santander SA	73,933	501,525
Bankia SA	4,797	22,906
Bankinter SA	3,212	30,320
CaixaBank SA	16,797	78,623
Distribuidora Internacional de Alimentacion SAc	2,801	13,705
Enagas SA	1,167	33,620
Endesa SA	1,419	32,483
Ferrovial SA	2,553	55,467
Gas Natural SDG SA	1,612	34,497
Grifols SA	1,420	44,457
Iberdrola SA	27,601	223,083
Industria de Diseno Textil SA	5,027	187,955
International Consolidated Airlines Group SA	3,153	26,630
Mapfre SA	5,111	16,725

378

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2017

Security	Shares	Value
Red Electrica Corp. SA	1,677	$37,138
Repsol SA	5,750	107,745
Siemens Gamesa Renewable Energy SAc	1,107	16,055
Telefonica SA	20,618	216,314

		2,316,192
SWEDEN — 1.18%
Alfa Laval AB	1,251	31,694
Assa Abloy AB Class B	4,710	99,412
Atlas Copco AB Class A	3,135	137,506
Atlas Copco AB Class B	1,813	72,006
Boliden AB	1,196	41,858
Electrolux AB Class B	1,159	40,979
Essity AB Class Bb	2,952	88,259
Getinge AB Class B	1,320	25,984
Hennes & Mauritz AB Class B	4,487	112,660
Hexagon AB Class B	1,133	58,099
Husqvarna AB Class B	2,307	22,542
ICA Gruppen ABc	364	13,426
Industrivarden AB Class C	676	17,377
Investor AB Class B	2,080	103,083
Kinnevik AB Class B	1,137	37,308
L E Lundbergforetagen AB Class B	186	14,519
Lundin Petroleum ABb	810	19,051
Millicom International Cellular SA SDR	312	19,957
Nordea Bank AB	14,122	170,710
Sandvik AB	5,037	91,994
Securitas AB Class B	1,107	19,425
Skandinaviska Enskilda Banken AB Class A	7,020	86,536
Skanska AB Class B	1,709	37,500
SKF AB Class B	1,851	43,048
Svenska Handelsbanken AB Class A	6,909	99,033
Swedbank AB Class A	4,190	104,002
Swedish Match AB	899	33,869
Tele2 AB Class B	1,557	19,807
Telefonaktiebolaget LM Ericsson Class B	13,966	87,915
Telia Co. AB	12,198	56,460
Volvo AB Class B	7,325	145,156

		1,951,175
SWITZERLAND — 3.27%
ABB Ltd. Registered	9,221	241,256
Adecco Group AG Registered	760	60,347
Baloise Holding AG Registered	254	40,082
Barry Callebaut AG Registered	6	9,372
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5	28,968
Cie. Financiere Richemont SA Class A Registered	2,407	222,155
Credit Suisse Group AG Registered	10,984	173,333
Dufry AG Registered[b]	186	27,710
EMS-Chemie Holding AG Registered	45	29,524
Geberit AG Registered	175	79,284
Givaudan SA Registered	49	109,522
Julius Baer Group Ltd.	1,040	61,557
Kuehne + Nagel International AG Registered	268	46,835
LafargeHolcim Ltd. Registered	2,134	120,637
Lonza Group AG Registered	353	93,845
Nestle SA Registered	14,301	1,203,706

Security	Shares	Value
Novartis AG Registered	10,290	$848,553
Pargesa Holding SA Bearer	172	14,417
Partners Group Holding AG	82	55,199
Roche Holding AG	3,240	749,218
Schindler Holding AG Participation Certificates	223	50,582
Schindler Holding AG Registered	82	18,123
SGS SA Registered	30	74,157
Sika AG Bearer	11	81,496
Sonova Holding AG Registered	260	46,976
Straumann Holding AG Registered	44	30,744
Swatch Group AG (The) Bearer	156	61,192
Swatch Group AG (The) Registered	210	15,843
Swiss Life Holding AG Registered	128	44,533
Swiss Prime Site AG Registered	393	33,571
Swiss Re AG	1,510	142,168
Swisscom AG Registered	121	61,180
UBS Group AG	16,915	288,139
Vifor Pharma AG	223	28,703
Zurich Insurance Group AG	706	215,667

		5,408,594
UNITED KINGDOM — 7.19%
3i Group PLC	4,580	58,448
Admiral Group PLC	952	24,323
Anglo American PLC	6,411	120,892
Antofagasta PLC	1,627	20,623
Ashtead Group PLC	2,340	60,284
Associated British Foods PLC	1,650	73,008
AstraZeneca PLC	5,877	392,716
Auto Trader Group PLC[d]	4,866	22,132
Aviva PLC	18,403	123,413
Babcock International Group PLC	1,213	13,080
BAE Systems PLC	14,924	117,622
Barclays PLC	76,039	187,765
Barratt Developments PLC	4,487	38,999
Berkeley Group Holdings PLC	618	30,701
BHP Billiton PLC	9,791	177,152
BP PLC	91,512	620,013
British American Tobacco PLC	10,558	682,939
British Land Co. PLC (The)	5,059	40,376
BT Group PLC	37,849	130,831
Bunzl PLC	1,352	42,102
Burberry Group PLC	2,110	53,294
Capita PLC	3,016	20,987
Carnival PLC	890	58,633
Centrica PLC	25,705	57,961
Cobham PLC[b]	11,611	21,432
Coca-Cola European Partners PLC	1,003	41,147
Coca-Cola HBC AG	885	29,910
Compass Group PLC	7,352	161,384
ConvaTec Group PLC[d]	7,325	19,056
Croda International PLC	665	36,948
DCC PLC	410	38,874
Diageo PLC	11,547	394,387
Direct Line Insurance Group PLC	6,257	30,885
Dixons Carphone PLC	4,539	10,452

379

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2017

Security	Shares	Value
easyJet PLC	825	$14,670
Experian PLC	4,065	85,614
Ferguson PLC	1,162	81,243
Fresnillo PLC	1,028	17,774
G4S PLC	7,986	29,800
GKN PLC	7,332	30,865
GlaxoSmithKline PLC	22,823	411,429
Glencore PLC	55,407	267,087
Hammerson PLC	3,229	22,469
Hargreaves Lansdown PLC	1,328	27,899
Hikma Pharmaceuticals PLC[c]	677	10,465
HSBC Holdings PLC	92,383	900,840
IMI PLC	1,180	19,149
Imperial Brands PLC	4,420	180,224
Inmarsat PLC	2,021	16,666
InterContinental Hotels Group PLC	728	40,333
Intertek Group PLC	773	55,688
Intu Properties PLC[c]	4,228	12,127
Investec PLC	2,652	18,155
ITV PLC	17,138	37,438
J Sainsbury PLC	7,258	23,373
John Wood Group PLC	3,123	29,507
Johnson Matthey PLC	917	41,171
Kingfisher PLC	9,985	41,449
Land Securities Group PLC	3,538	45,385
Legal & General Group PLC	28,080	99,561
Lloyds Banking Group PLC	337,602	306,157
London Stock Exchange Group PLC	1,449	72,369
Marks & Spencer Group PLC	7,897	36,085
Mediclinic International PLC[c]	1,847	14,275
Meggitt PLC	3,707	25,524
Merlin Entertainments PLC[d]	3,462	17,415
Micro Focus International PLC	1,300	45,662
Mondi PLC	1,666	40,287
National Grid PLC	16,011	192,632
Next PLC	691	45,156
Old Mutual PLC	22,473	57,000
Pearson PLC	3,789	35,397
Persimmon PLC	1,419	52,800
Provident Financial PLC[c]	706	8,733
Prudential PLC	11,849	291,410
Randgold Resources Ltd.	420	41,245
Reckitt Benckiser Group PLC	3,031	271,085
RELX PLC	4,663	107,311
Rio Tinto PLC	5,662	266,807
Rolls-Royce Holdings PLC	7,361	95,111
Rolls-Royce Holdings PLC New[b]	338,606	450
Royal Bank of Scotland Group PLC[b]	15,736	59,033
Royal Dutch Shell PLC Class A ADR	20,247	636,012
Royal Dutch Shell PLC Class B	17,792	572,125
Royal Mail PLC	3,841	19,097
RSA Insurance Group PLC	4,570	38,172
Sage Group PLC (The)	4,987	49,371
Schroders PLC	550	25,512
Segro PLC	4,514	32,549
Severn Trent PLC	1,070	29,995
Shire PLC	4,199	207,485
Sky PLC[b]	4,673	58,518
Smith & Nephew PLC	3,737	70,518
Smiths Group PLC	1,835	38,282

Security	Shares	Value
SSE PLC	4,540	$83,319
St. James’s Place PLC	2,419	37,809
Standard Chartered PLC[b]	15,186	151,328
Standard Life Aberdeen PLC	12,222	69,757
Tate & Lyle PLC	2,229	19,136
Taylor Wimpey PLC	14,107	37,373
Tesco PLC	38,213	92,051
Travis Perkins PLC	1,211	24,444
TUI AG	1,836	33,158
Unilever PLC	5,928	336,099
United Utilities Group PLC	3,071	33,971
Vodafone Group PLC	122,681	351,243
Weir Group PLC (The)	1,008	26,142
Whitbread PLC	847	41,538
Wm Morrison Supermarkets PLC	10,363	30,853
Worldpay Group PLC[d]	9,147	49,316
WPP PLC	6,077	107,653

		11,897,920
UNITED STATES — 64.52%
3M Co.	2,735	629,570
Abbott Laboratories	7,852	425,814
AbbVie Inc.	7,343	662,706
Accenture PLC Class A	2,891	411,563
Activision Blizzard Inc.	3,257	213,301
Acuity Brands Inc.[c]	201	33,607
Adobe Systems Inc.[b]	2,303	403,393
Advance Auto Parts Inc.	342	27,955
Advanced Micro Devices Inc.[b,c]	3,997	43,907
AES Corp./VA	3,328	35,377
Aetna Inc.	1,627	276,639
Affiliated Managers Group Inc.	253	47,184
Aflac Inc.	1,887	158,300
AGCO Corp.	359	24,617
Agilent Technologies Inc.	1,523	103,610
AGNC Investment Corp.	1,557	31,342
Air Products & Chemicals Inc.	983	156,720
Akamai Technologies Inc.[b]	795	41,539
Albemarle Corp.	535	75,376
Alexandria Real Estate Equities Inc.	416	51,567
Alexion Pharmaceuticals Inc.[b]	1,033	123,609
Align Technology Inc.[b]	357	85,316
Alkermes PLC[b]	676	32,962
Alleghany Corp.[b]	54	30,576
Allegion PLC	416	34,690
Allergan PLC	1,524	270,099
Alliance Data Systems Corp.	238	53,248
Alliant Energy Corp.	1,018	44,039
Allstate Corp. (The)	1,716	161,064
Ally Financial Inc.	2,217	57,930
Alphabet Inc. Class Ab	1,377	1,422,496
Alphabet Inc. Class Cb	1,456	1,480,228
Altria Group Inc.	8,893	571,108
Amazon.com Inc.[b]	1,870	2,066,874
AMERCO	30	11,779
Ameren Corp.	1,144	70,917

380

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2017

Security	Shares	Value
American Airlines Group Inc.	602	$28,186
American Electric Power Co. Inc.	2,206	164,148
American Express Co.	3,537	337,854
American Financial Group Inc./OH	342	36,078
American International Group Inc.	4,390	283,638
American Tower Corp.	1,991	286,047
American Water Works Co. Inc.	810	71,086
Ameriprise Financial Inc.	728	113,961
AmerisourceBergen Corp.	758	58,328
AMETEK Inc.	1,122	75,724
Amgen Inc.	3,411	597,675
Amphenol Corp. Class A	1,423	123,801
Anadarko Petroleum Corp.	2,542	125,499
Analog Devices Inc.	1,709	156,032
Andeavor	691	73,412
Annaly Capital Management Inc.	4,398	50,401
ANSYS Inc.[b]	416	56,871
Antero Resources Corp.[b,c]	1,003	19,458
Anthem Inc.	1,196	250,215
AO Smith Corp.	676	40,019
Aon PLC	1,226	175,845
Apache Corp.	1,746	72,232
Apple Inc.	24,138	4,080,288
Applied Materials Inc.	4,971	280,514
Aramark	1,146	50,069
Arch Capital Group Ltd.[b]	617	61,478
Archer-Daniels-Midland Co.	2,645	108,101
Arconic Inc.	2,004	50,340
Arista Networks Inc.[b,c]	223	44,575
Arrow Electronics Inc.[b]	431	36,027
Arthur J Gallagher & Co.	795	50,347
Assurant Inc.	269	27,075
AT&T Inc.	28,418	956,266
Athene Holding Ltd. Class Ab	535	27,890
Atmos Energy Corp.	520	45,365
Autodesk Inc.[b]	951	118,837
Autoliv Inc.[c]	417	52,067
Automatic Data Processing Inc.	2,021	234,961
AutoNation Inc.[b,c]	342	16,211
AutoZone Inc.[b]	136	80,172
AvalonBay Communities Inc.	625	113,331
Avery Dennison Corp.	409	43,424
Avnet Inc.	572	22,766
Axalta Coating Systems Ltd.[b]	877	29,160
Axis Capital Holdings Ltd.	446	24,258
Baker Hughes a GE Co.	1,924	60,471
Ball Corp.	1,613	69,246
Bank of America Corp.	46,310	1,268,431
Bank of New York Mellon Corp. (The)	4,829	248,452
Baxter International Inc.	2,200	141,834
BB&T Corp.	3,826	188,392
Becton Dickinson and Co.	1,033	215,556
Bed Bath & Beyond Inc.	680	13,532
Berkshire Hathaway Inc. Class Bb	5,735	1,072,101
Best Buy Co. Inc.	1,300	72,774
Biogen Inc.[b]	1,004	312,907
BioMarin Pharmaceutical Inc.[b]	810	66,493
BlackRock Inc.[f]	565	266,019
Boeing Co. (The)	2,645	682,357
BorgWarner Inc.	951	50,137

Security	Shares	Value
Boston Properties Inc.	728	$88,219
Boston Scientific Corp.[b]	6,240	175,594
Brighthouse Financial Inc.[b]	389	24,188
Bristol-Myers Squibb Co.	7,645	471,391
Brixmor Property Group Inc.	1,073	18,745
Broadcom Ltd.	1,823	481,108
Broadridge Financial Solutions Inc.	587	50,435
Brown-Forman Corp. Class B	988	56,336
Bunge Ltd.	654	44,982
C.R. Bard Inc.	342	111,858
CA Inc.	1,278	41,382
Cabot Oil & Gas Corp.	2,132	59,056
Cadence Design Systems Inc.[b]	1,315	56,755
Camden Property Trust	416	37,956
Campbell Soup Co.	847	40,122
Capital One Financial Corp.	2,251	207,497
Cardinal Health Inc.	1,456	90,126
CarMax Inc.[b]	899	67,515
Carnival Corp.	1,612	107,021
Caterpillar Inc.	2,714	368,561
Cboe Global Markets Inc.	461	52,121
CBRE Group Inc. Class Ab	1,405	55,245
CBS Corp. Class B NVS	1,747	98,042
CDK Global Inc.	640	40,678
CDW Corp./DE	721	50,470
Celanese Corp. Series A	665	69,366
Celgene Corp.[b]	3,594	362,886
Centene Corp.[b]	803	75,217
CenterPoint Energy Inc.	1,939	57,356
CenturyLink Inc.	2,459	46,696
Cerner Corp.[b]	1,404	94,798
CF Industries Holdings Inc.	1,070	40,639
CH Robinson Worldwide Inc.	669	52,537
Charles Schwab Corp. (The)	5,490	246,172
Charter Communications Inc. Class Ab	989	330,494
Cheniere Energy Inc.[b]	988	46,179
Chevron Corp.	8,738	1,012,647
Chipotle Mexican Grill Inc.[b,c]	119	32,356
Chubb Ltd.	2,113	318,683
Church & Dwight Co. Inc.	1,148	51,855
Cigna Corp.	1,189	234,495
Cimarex Energy Co.	432	50,514
Cincinnati Financial Corp.	728	51,084
Cintas Corp.	379	56,486
Cisco Systems Inc.	22,880	781,352
CIT Group Inc.	743	34,639
Citigroup Inc.	12,793	940,285
Citizens Financial Group Inc.	2,385	90,654
Citrix Systems Inc.[b]	743	61,379
Clorox Co. (The)	617	78,069
CME Group Inc.	1,570	215,357
CMS Energy Corp.	1,315	63,607
Coca-Cola Co. (The)	18,812	864,976
Cognizant Technology Solutions Corp. Class A	2,704	204,612
Colgate-Palmolive Co.	3,893	274,262
Colony NorthStar Inc. Class A	2,430	29,840
Comcast Corp. Class A	21,768	784,301

381

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2017

Security	Shares	Value
Comerica Inc.	832	$65,370
CommScope Holding Co. Inc.[b]	899	28,894
Conagra Brands Inc.	1,954	66,749
Concho Resources Inc.[b]	701	94,081
ConocoPhillips	5,765	294,880
Consolidated Edison Inc.	1,353	116,426
Constellation Brands Inc. Class A	810	177,463
Continental Resources Inc./OKb,c	446	18,157
Cooper Companies Inc. (The)	223	53,578
Core Laboratories NV	186	18,581
Corning Inc.	4,331	135,604
CoStar Group Inc.[b]	156	46,137
Costco Wholesale Corp.	2,030	326,992
Coty Inc. Class A	2,208	34,003
Crown Castle International Corp.	1,768	189,317
Crown Holdings Inc.[b]	669	40,254
CSX Corp.	4,317	217,706
Cummins Inc.	743	131,422
CVS Health Corp.	4,734	324,421
Danaher Corp.	2,905	268,044
Darden Restaurants Inc.	587	48,292
DaVita Inc.[b]	728	44,219
Deere & Co.	1,248	165,834
Dell Technologies Inc. Class Vb	991	82,025
Delphi Automotive PLC	1,278	127,008
Delta Air Lines Inc.	743	37,172
DENTSPLY SIRONA Inc.	981	59,910
Devon Energy Corp.	2,303	84,981
DexCom Inc.[b]	416	18,708
Diamondback Energy Inc.[b]	431	46,186
Dick’s Sporting Goods Inc.	446	10,914
Digital Realty Trust Inc.	949	112,400
Discover Financial Services	1,820	121,085
Discovery Communications Inc. Class Ab,c	676	12,763
Discovery Communications Inc. Class C NVS[b]	1,033	18,398
DISH Network Corp. Class Ab	1,041	50,530
Dollar General Corp.	1,300	105,092
Dollar Tree Inc.[b]	1,085	99,006
Dominion Energy Inc.	2,958	240,012
Domino’s Pizza Inc.	223	40,809
Dover Corp.	743	70,949
DowDuPont Inc.	10,730	775,886
DR Horton Inc.	1,553	68,658
Dr Pepper Snapple Group Inc.	832	71,269
DTE Energy Co.	833	92,013
Duke Energy Corp.	3,174	280,296
Duke Realty Corp.	1,523	43,375
DXC Technology Co.	1,346	123,186
E*TRADE Financial Corp.[b]	1,122	48,908
East West Bancorp. Inc.	617	36,921
Eastman Chemical Co.	691	62,750
Eaton Corp. PLC	2,126	170,123
Eaton Vance Corp. NVS	498	25,134
eBay Inc.[b]	4,764	179,317
Ecolab Inc.	1,174	153,395
Edison International	1,553	124,162
Edwards Lifesciences Corp.[b]	981	100,288
Electronic Arts Inc.[b]	1,419	169,712
Eli Lilly & Co.	4,524	370,697
Emerson Electric Co.	2,994	192,993

Security	Shares	Value
Entergy Corp.	847	$73,062
Envision Healthcare Corp.[b,c]	573	24,410
EOG Resources Inc.	2,697	269,349
EQT Corp.[c]	810	50,657
Equifax Inc.	550	59,691
Equinix Inc.	357	165,469
Equity Residential	1,676	112,728
Essex Property Trust Inc.	309	81,091
Estee Lauder Companies Inc. (The) Class A	1,042	116,506
Everest Re Group Ltd.	195	46,303
Eversource Energy	1,503	94,148
Exelon Corp.	4,363	175,436
Expedia Inc.	575	71,679
Expeditors International of Washington Inc.	795	46,412
Express Scripts Holding Co.[b]	2,808	172,102
Extra Space Storage Inc.[c]	602	49,117
Exxon Mobil Corp.	19,488	1,624,325
F5 Networks Inc.[b]	327	39,655
Facebook Inc. Class Ab	10,920	1,966,255
Fastenal Co.	1,345	63,175
Federal Realty Investment Trust	327	39,410
FedEx Corp.	1,144	258,327
Fidelity National Information Services Inc.	1,501	139,233
Fifth Third Bancorp.	3,618	104,560
First Data Corp. Class Ab	1,768	31,488
First Republic Bank/CA	721	70,225
FirstEnergy Corp.	1,976	65,109
Fiserv Inc.[b]	955	123,606
FleetCor Technologies Inc.[b]	431	71,231
Flex Ltd.[b]	2,771	49,324
FLIR Systems Inc.	669	31,323
Flowserve Corp.	639	28,161
Fluor Corp.	624	26,888
FMC Corp.	628	58,316
FNF Group	1,197	44,792
Foot Locker Inc.	639	19,221
Ford Motor Co.	17,227	211,375
Fortinet Inc.[b]	624	24,592
Fortive Corp.	1,417	102,392
Fortune Brands Home & Security Inc.	726	47,960
Franklin Resources Inc.	1,590	66,987
Freeport-McMoRan Inc.[b]	6,412	89,640
Gap Inc. (The)	1,092	28,381
Garmin Ltd.	565	31,985
Gartner Inc.[b]	396	49,623
General Dynamics Corp.	1,196	242,764
General Electric Co.	40,249	811,420
General Mills Inc.	2,647	137,432
General Motors Co.	6,233	267,894
Genuine Parts Co.	670	59,114
GGP Inc.[c]	2,801	54,507
Gilead Sciences Inc.	5,958	446,612
Global Payments Inc.	728	75,676
Goldman Sachs Group Inc. (The)	1,627	394,515
Goodyear Tire & Rubber Co. (The)	1,243	38,023
H&R Block Inc.	1,018	25,185
Halliburton Co.	3,952	168,908

382

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2017

Security	Shares	Value
Hanesbrands Inc.	1,865	$41,962
Harley-Davidson Inc.	812	38,440
Harris Corp.	573	79,830
Hartford Financial Services Group Inc. (The)	1,768	97,328
Hasbro Inc.	535	49,536
HCA Healthcare Inc.[b]	1,382	104,548
HCP Inc.	2,229	57,597
HD Supply Holdings Inc.[b]	884	31,285
Helmerich & Payne Inc.	547	29,708
Henry Schein Inc.[b]	678	53,291
Hershey Co. (The)	654	69,442
Hess Corp.	1,352	59,704
Hewlett Packard Enterprise Co.	7,683	106,947
Hilton Worldwide Holdings Inc.	924	66,787
HollyFrontier Corp.	795	29,375
Hologic Inc.[b]	1,160	43,906
Home Depot Inc. (The)	5,569	923,229
Honeywell International Inc.	3,343	481,927
Hormel Foods Corp.	1,397	43,531
Host Hotels & Resorts Inc.	3,410	66,700
HP Inc.	7,876	169,728
Humana Inc.	691	176,447
Huntington Bancshares Inc./OH	5,126	70,739
Huntington Ingalls Industries Inc.	208	48,429
IDEX Corp.	327	41,925
IDEXX Laboratories Inc.[b]	409	67,964
IHS Markit Ltd.[b]	1,768	75,334
Illinois Tool Works Inc.	1,449	226,797
Illumina Inc.[b]	691	141,786
Incyte Corp.[b]	781	88,448
Ingersoll-Rand PLC	1,145	101,447
Ingredion Inc.	312	39,109
Intel Corp.	21,729	988,452
Intercontinental Exchange Inc.	2,652	175,297
International Business Machines Corp.	4,139	637,654
International Flavors & Fragrances Inc.	364	53,661
International Paper Co.	1,813	103,831
Interpublic Group of Companies Inc. (The)	1,991	38,327
Intuit Inc.	1,137	171,710
Intuitive Surgical Inc.[b]	513	192,560
Invesco Ltd.	1,835	65,675
Iron Mountain Inc.	1,139	45,560
Jack Henry & Associates Inc.	312	34,361
Jacobs Engineering Group Inc.	572	33,296
Jazz Pharmaceuticals PLC[b,c]	290	41,044
JB Hunt Transport Services Inc.	431	45,854
JM Smucker Co. (The)	550	58,327
Johnson & Johnson	12,481	1,739,976
Johnson Controls International PLC	4,362	180,543
Jones Lang LaSalle Inc.	223	28,876
JPMorgan Chase & Co.	16,499	1,659,964
Juniper Networks Inc.	1,887	46,854
Kansas City Southern	513	53,465
Kellogg Co.	1,226	76,662
KeyCorp	4,691	85,611
Kimberly-Clark Corp.	1,645	185,079
Kimco Realty Corp.	1,902	34,540
Kinder Morgan Inc./DE	9,324	168,858
KLA-Tencor Corp.	676	73,610
Knight-Swift Transportation Holdings Inc.[b]	622	25,782

Security	Shares	Value
Kohl’s Corp.	862	$35,997
Kraft Heinz Co. (The)	2,813	217,529
Kroger Co. (The)	4,346	89,962
L Brands Inc.	1,159	49,883
L3 Technologies Inc.	364	68,134
Laboratory Corp. of America Holdings[b]	491	75,472
Lam Research Corp.	758	158,096
Las Vegas Sands Corp.	1,820	115,352
Lear Corp.	316	55,486
Leggett & Platt Inc.	587	27,742
Leidos Holdings Inc.	715	44,702
Lennar Corp. Class A	914	50,882
Lennox International Inc.	171	32,683
Leucadia National Corp.	1,434	36,280
Level 3 Communications Inc.[b]	1,443	77,388
Liberty Broadband Corp. Class Cb	462	40,328
Liberty Global PLC Series Ab	1,035	31,930
Liberty Global PLC Series C NVS[b,c]	2,668	79,747
Liberty Interactive Corp. QVC Group Series Ab	2,073	47,099
Liberty Media Corp.-Liberty SiriusXM Class Ab	418	17,435
Liberty Media Corp.-Liberty SiriusXM Class Cb	776	32,320
Liberty Property Trust	676	28,987
Lincoln National Corp.	1,033	78,281
LKQ Corp.[b]	1,419	53,482
Lockheed Martin Corp.	1,198	369,176
Loews Corp.	1,330	65,848
Lowe’s Companies Inc.	3,952	315,962
Lululemon Athletica Inc.[b]	498	30,632
LyondellBasell Industries NV Class A	1,612	166,890
M&T Bank Corp.	644	107,400
Macerich Co. (The)	515	28,119
Macquarie Infrastructure Corp.	357	24,829
Macy’s Inc.	1,434	26,902
Mallinckrodt PLC[b]	513	16,247
ManpowerGroup Inc.	305	37,600
Marathon Oil Corp.	4,123	58,629
Marathon Petroleum Corp.	2,422	144,690
Markel Corp.[b]	67	72,648
Marriott International Inc./MD Class A	1,501	179,339
Marsh & McLennan Companies Inc.	2,422	196,012
Martin Marietta Materials Inc.	290	62,886
Marvell Technology Group Ltd.	1,954	36,090
Masco Corp.	1,563	62,239
Mastercard Inc. Class A	4,347	646,703
Mattel Inc.[c]	1,605	22,663
Maxim Integrated Products Inc.	1,345	70,666
McCormick & Co. Inc./MD NVS	535	53,249
McDonald’s Corp.	3,798	633,924
McKesson Corp.	988	136,225
MEDNAX Inc.[b]	446	19,530
Medtronic PLC	6,375	513,315
MercadoLibre Inc.[c]	201	48,302
Merck & Co. Inc.	12,652	696,999
MetLife Inc.	4,208	225,465
Mettler-Toledo International Inc.[b]	119	81,233
MGM Resorts International	2,058	64,518
Michael Kors Holdings Ltd.[b]	780	38,072

383

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2017

Security	Shares	Value
Microchip Technology Inc.	1,003	$95,084
Micron Technology Inc.[b]	4,942	218,980
Microsoft Corp.	33,769	2,808,905
Mid-America Apartment Communities Inc.	535	54,757
Middleby Corp. (The)[b,c]	253	29,323
Mohawk Industries Inc.[b]	305	79,837
Molson Coors Brewing Co. Class B	899	72,702
Mondelez International Inc. Class A	6,945	287,731
Monsanto Co.	1,976	239,294
Monster Beverage Corp.[b]	1,835	106,302
Moody’s Corp.	774	110,225
Morgan Stanley	6,500	325,000
Mosaic Co. (The)	1,508	33,689
Motorola Solutions Inc.	728	65,913
MSCI Inc.	431	50,582
Murphy Oil Corp.	758	20,276
Mylan NVb	2,161	77,169
Nasdaq Inc.	565	41,047
National Oilwell Varco Inc.[c]	1,731	59,183
National Retail Properties Inc.	721	28,970
Navient Corp.	1,397	17,407
NetApp Inc.	1,330	59,079
Netflix Inc.[b]	1,955	384,021
New York Community Bancorp. Inc.	2,385	29,956
Newell Brands Inc.	2,288	93,305
Newfield Exploration Co.[b]	1,018	31,344
Newmont Mining Corp.	2,474	89,460
News Corp. Class A	1,786	24,397
NextEra Energy Inc.	2,184	338,673
Nielsen Holdings PLC	1,694	62,797
NIKE Inc. Class B	6,120	336,539
NiSource Inc.	1,538	40,557
Noble Energy Inc.	2,266	63,153
Nordstrom Inc.	566	22,442
Norfolk Southern Corp.	1,345	176,760
Northern Trust Corp.	1,003	93,801
Northrop Grumman Corp.	743	219,579
Norwegian Cruise Line Holdings Ltd.[b]	780	43,485
Nuance Communications Inc.[b]	1,174	17,305
Nucor Corp.	1,480	85,588
NVIDIA Corp.	2,741	566,866
NVR Inc.[b]	17	55,783
O’Reilly Automotive Inc.[b,c]	416	87,755
Occidental Petroleum Corp.	3,447	222,573
OGE Energy Corp.	914	33,672
Omnicom Group Inc.	1,089	73,170
ONEOK Inc.	1,749	94,918
Oracle Corp.	14,300	727,870
PACCAR Inc.	1,605	115,127
Packaging Corp. of America	446	51,856
Palo Alto Networks Inc.[b]	416	61,235
Parker-Hannifin Corp.	617	112,670
Parsley Energy Inc. Class Ab	988	26,281
Patterson Companies Inc.	409	15,133
Paychex Inc.	1,538	98,109
PayPal Holdings Inc.[b]	5,300	384,568
Pentair PLC	782	55,100
People’s United Financial Inc.	1,330	24,818
PepsiCo Inc.	6,541	721,014
Perrigo Co. PLC	602	48,756

Security	Shares	Value
Pfizer Inc.	27,450	$962,397
PG&E Corp.	2,392	138,186
Philip Morris International Inc.	7,154	748,595
Phillips 66	2,029	184,801
Pinnacle West Capital Corp.	498	43,680
Pioneer Natural Resources Co.	785	117,491
Plains GP Holdings LP Class A	647	13,199
PNC Financial Services Group Inc. (The)[f]	2,157	295,056
Polaris Industries Inc.	290	34,345
PPG Industries Inc.	1,144	132,979
PPL Corp.	3,306	124,173
Praxair Inc.	1,294	189,079
Priceline Group Inc. (The)[b]	227	434,015
Principal Financial Group Inc.	1,340	88,239
Procter & Gamble Co. (The)	11,789	1,017,862
Progressive Corp. (The)	2,756	134,079
Prologis Inc.	2,489	160,740
Prudential Financial Inc.	1,939	214,182
Public Service Enterprise Group Inc.	2,251	110,749
Public Storage	728	150,878
PulteGroup Inc.	1,456	44,015
PVH Corp.	379	48,061
Qorvo Inc.[b]	587	44,500
QUALCOMM Inc.	6,752	344,420
Quest Diagnostics Inc.	639	59,925
Quintiles IMS Holdings Inc.[b]	684	73,940
Ralph Lauren Corp.	275	24,593
Range Resources Corp.[c]	1,145	20,736
Raymond James Financial Inc.	640	54,259
Raytheon Co.	1,367	246,333
Realty Income Corp.	1,189	63,814
Red Hat Inc.[b]	832	100,531
Regency Centers Corp.	743	45,732
Regeneron Pharmaceuticals Inc.[b]	364	146,554
Regions Financial Corp.	5,928	91,765
Reinsurance Group of America Inc.	260	38,839
RenaissanceRe Holdings Ltd.	204	28,225
Republic Services Inc.	1,144	74,440
ResMed Inc.	676	56,906
Robert Half International Inc.	617	31,942
Rockwell Automation Inc.	602	120,894
Rockwell Collins Inc.	749	101,564
Rollins Inc.	394	17,301
Roper Technologies Inc.	468	120,824
Ross Stores Inc.	1,836	116,568
Royal Caribbean Cruises Ltd.	805	99,635
S&P Global Inc.	1,211	189,485
Sabre Corp.	929	18,171
salesforce.com Inc.[b]	3,063	313,467
SBA Communications Corp.[b]	572	89,907
SCANA Corp.	587	25,323
Schlumberger Ltd.	6,343	405,952
Scripps Networks Interactive Inc. Class A	431	35,894
Seagate Technology PLC	1,352	49,983
Sealed Air Corp.	899	39,763
Seattle Genetics Inc.[b,c]	431	26,425
SEI Investments Co.	520	33,545

384

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2017

Security	Shares	Value
Sempra Energy	1,092	$128,310
Sensata Technologies Holding NVb,c	773	37,807
ServiceNow Inc.[b]	758	95,788
Sherwin-Williams Co. (The)	395	156,084
Signature Bank/New York NYb	238	30,942
Signet Jewelers Ltd.[c]	253	16,589
Simon Property Group Inc.	1,501	233,150
Sirius XM Holdings Inc.[c]	6,805	37,019
Skyworks Solutions Inc.	862	98,147
SL Green Realty Corp.	483	46,213
Snap-on Inc.	275	43,389
Southern Co. (The)	4,487	234,221
Southwest Airlines Co.	728	39,210
Spectrum Brands Holdings Inc.	104	11,432
Splunk Inc.[b]	604	40,649
Sprint Corp.[b]	3,848	25,166
SS&C Technologies Holdings Inc.	728	29,266
Stanley Black & Decker Inc.	691	111,631
Starbucks Corp.	6,775	371,541
State Street Corp.	1,783	164,036
Steel Dynamics Inc.	1,107	41,191
Stericycle Inc.[b]	379	26,852
Stryker Corp.	1,561	241,752
SunTrust Banks Inc.	2,303	138,664
SVB Financial Group[b]	238	52,189
Symantec Corp.	2,890	93,925
Synchrony Financial	3,842	125,326
Synopsys Inc.[b]	700	60,564
Sysco Corp.	2,370	131,819
T Rowe Price Group Inc.	1,159	107,671
T-Mobile U.S. Inc.[b]	1,330	79,494
Tapestry Inc.	1,345	55,078
Targa Resources Corp.	988	41,002
Target Corp.	2,511	148,249
TD Ameritrade Holding Corp.	1,248	62,388
TE Connectivity Ltd.	1,575	143,278
TechnipFMC PLC[b]	2,080	56,971
Teleflex Inc.	201	47,633
TESARO Inc.[b]	171	19,797
Tesla Inc.[b,c]	602	199,581
Texas Instruments Inc.	4,630	447,675
Textron Inc.	1,189	62,708
Thermo Fisher Scientific Inc.	1,798	348,506
Tiffany & Co.	575	53,831
Time Warner Inc.	3,618	355,613
TJX Companies Inc. (The)	3,012	210,238
Toll Brothers Inc.	573	26,381
Torchmark Corp.	572	48,122
Total System Services Inc.	743	53,533
Tractor Supply Co.	587	35,373
TransDigm Group Inc.	257	71,317
Travelers Companies Inc. (The)	1,300	172,185
Trimble Inc.[b]	1,196	48,892
TripAdvisor Inc.[b]	536	20,100
Twenty-First Century Fox Inc. Class A	4,918	128,606
Twenty-First Century Fox Inc. Class B	1,991	50,671
Twitter Inc.[b]	2,875	59,282
Tyson Foods Inc. Class A	1,315	95,877
U.S. Bancorp.	7,904	429,820
UDR Inc.	1,211	46,975

Security	Shares	Value
UGI Corp.	847	$40,537
Ulta Salon Cosmetics & Fragrance Inc.[b]	275	55,492
Under Armour Inc. Class Ab,c	844	10,567
Under Armour Inc. Class Cb,c	849	9,789
Union Pacific Corp.	3,789	438,728
United Continental Holdings Inc.[b]	342	20,000
United Parcel Service Inc. Class B	3,150	370,219
United Rentals Inc.[b]	394	55,743
United Technologies Corp.	3,551	425,268
United Therapeutics Corp.[b]	223	26,446
UnitedHealth Group Inc.	4,442	933,797
Universal Health Services Inc. Class B	431	44,264
Unum Group	1,018	52,977
Vail Resorts Inc.	171	39,162
Valero Energy Corp.	2,095	165,275
Vantiv Inc. Class Ab,c	721	50,470
Varian Medical Systems Inc.[b,c]	468	48,761
Veeva Systems Inc. Class Ab,c	483	29,434
Ventas Inc.	1,671	104,855
VEREIT Inc.	5,022	39,624
VeriSign Inc.[b,c]	446	47,954
Verisk Analytics Inc. Class Ab	770	65,488
Verizon Communications Inc.	18,826	901,201
Vertex Pharmaceuticals Inc.[b]	1,159	169,481
VF Corp.	1,590	110,743
Viacom Inc. Class B NVS	1,627	39,097
Visa Inc. Class A	8,508	935,710
VMware Inc. Class Ab,c	357	42,729
Vornado Realty Trust	780	58,391
Voya Financial Inc.	884	35,501
Vulcan Materials Co.	624	75,972
WABCO Holdings Inc.[b]	256	37,778
Wabtec Corp./DEc	431	32,971
Wal-Mart Stores Inc.	7,036	614,313
Walgreens Boots Alliance Inc.	4,177	276,810
Walt Disney Co. (The)	7,259	710,003
Waste Connections Inc.	1,174	82,967
Waste Management Inc.	1,954	160,560
Waters Corp.[b]	380	74,499
Weatherford International PLC[b]	4,175	14,487
WEC Energy Group Inc.	1,470	99,063
Wells Fargo & Co.	21,884	1,228,568
Welltower Inc.	1,708	114,368
Westar Energy Inc.	676	36,152
Western Digital Corp.	1,347	120,247
Western Union Co. (The)	2,407	47,803
WestRock Co.	1,173	71,940
Weyerhaeuser Co.	3,306	118,718
Whirlpool Corp.	342	56,064
Williams Companies Inc. (The)	3,863	110,095
Willis Towers Watson PLC	613	98,742
Workday Inc. Class Ab	599	66,483
WR Berkley Corp.	483	33,124
WR Grace & Co.	342	26,160
WW Grainger Inc.	275	54,367
Wyndham Worldwide Corp.	520	55,562
Wynn Resorts Ltd.	379	55,899

385

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2017

Security	Shares	Value
Xcel Energy Inc.	2,392	$118,452
Xerox Corp.	1,016	30,795
Xilinx Inc.	1,159	85,407
XL Group Ltd.	1,293	52,328
Xylem Inc./NY	884	58,813
Yum! Brands Inc.	1,525	113,536
Zayo Group Holdings Inc.[b]	847	30,543
Zillow Group Inc. Class Cb,c	483	19,938
Zimmer Biomet Holdings Inc.	936	113,836
Zions BanCorp.	877	40,745
Zoetis Inc.	2,280	145,510

		106,728,917

TOTAL COMMON STOCKS (Cost: $174,622,109)		164,254,526

PREFERRED STOCKS — 0.25%

GERMANY — 0.23%
Bayerische Motoren Werke AG, Preference Shares	275	24,001
Fuchs Petrolub SE, Preference Shares	290	16,282
Henkel AG & Co. KGaA, Preference Shares	832	116,793
Porsche Automobil Holding SE, Preference Shares	721	52,336
Schaeffler AG, Preference Shares	743	11,759
Volkswagen AG, Preference Shares	862	156,553

		377,724
ITALY — 0.02%
Intesa Sanpaolo SpA, Preference Shares	4,383	13,827
Telecom Italia SpA/Milano, Preference Shares	26,758	19,030

		32,857

TOTAL PREFERRED STOCKS (Cost: $460,797)		410,581

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Standander SA (Expires 11/01/17)[b]	73,933	3,531
Ferrovial SA (Expires 11/13/17)[b]	2,553	1,229

		4,760

TOTAL RIGHTS (Cost: $4,673)		4,760

SHORT-TERM INVESTMENTS — 1.98%

MONEY MARKET FUNDS — 1.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[f,g,h]	3,146,022	3,146,651

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[f,g]	132,125	$132,125

		3,278,776

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,278,271)		3,278,776

TOTAL INVESTMENTS IN SECURITIES — 101.53% (Cost: $178,365,850)		167,948,643
Other Assets, Less Liabilities — (1.53)%		(2,525,333)

NET ASSETS — 100.00%		$165,423,310

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Schedule 1.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	3,800,883	—	(654,861)[a]	3,146,022	$3,146,651	$(92)	$(253)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	209,312	—	(77,187)[a]	132,125	132,125	—	—	369
BlackRock Inc.	1,161	—	(596)	565	266,019	36,304	(14,689)	1,613
PNC Financial Services Group Inc. (The)	4,465	—	(2,308)	2,157	295,056	36,037	(19,592)	1,618

					$3,839,851	$72,249	$(34,534)	$3,600

[a]	Net of shares purchased and sold.

386

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2017

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
MSCI EAFE E-Mini	2	Dec 2017	$201	$2,896
S&P 500 E-Mini	4	Dec 2017	515	13,379

Total				$16,275

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$164,254,076	$450	$0	[a]	$164,254,526
Preferred stocks	410,581	—	—		410,581
Rights	4,760	—	—		4,760
Money market funds	3,278,776	—	—		3,278,776

Total	$167,948,193	$450	$0	[a]	$167,948,643

Derivative financial instruments[b]:
Assets:
Futures contracts	$16,275	$—	$—		$16,275

Total	$16,275	$—	$—		$16,275

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

387

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	December 29, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	December 29, 2017